Quarterly Report
December 31, 2019
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 0.5%
BHP Group PLC	42,897	$1,009,717
AUSTRIA — 0.5%
Agrana Beteiligungs AG	238	4,969
ams AG (a)	1,601	64,926
ANDRITZ AG	1,429	61,596
AT&S Austria Technologie & Systemtechnik AG	503	11,326
BAWAG Group AG (a)(b)	975	44,434
CA Immobilien Anlagen AG	1,148	48,259
DO & Co. AG	131	12,631
Erste Group Bank AG	6,002	226,102
EVN AG	672	13,050
FACC AG	409	5,114
Flughafen Wien AG	171	7,246
IMMOFINANZ AG (a)	1,870	50,168
Lenzing AG	264	24,537
Mayr Melnhof Karton AG	172	23,091
Oberbank AG	273	29,357
Oesterreichische Post AG	640	24,426
OMV AG	2,862	160,887
Palfinger AG	259	8,504
Porr AG (c)	237	4,108
Raiffeisen Bank International AG	2,716	68,261
S IMMO AG	827	20,701
S&T AG	974	23,266
Schoeller-Bleckmann Oilfield Equipment AG	213	12,026
Strabag SE	296	10,300
Telekom Austria AG (a)	2,743	22,415
UNIQA Insurance Group AG	2,334	23,828
Verbund AG	1,323	66,442
Vienna Insurance Group AG Wiener Versicherung Gruppe	771	21,982
Voestalpine AG	2,264	63,178
Wienerberger AG	2,333	69,189
Zumtobel Group AG (a)	548	5,622
		1,231,941
BELGIUM — 1.9%
Ackermans & van Haaren NV	450	70,566
Aedifica SA REIT	493	62,644
Ageas	3,768	222,814
AGFA-Gevaert NV (a)	2,984	15,468
Anheuser-Busch InBev SA	17,027	1,389,692
Ascencio REIT	106	6,568
Banque Nationale de Belgique	4	10,911
Barco NV	213	52,361
Befimmo SA REIT	405	24,594
Bekaert SA	721	21,447
Biocartis NV (a)(b)(c)	926	5,946
bpost SA	1,964	22,707
Brederode SA	246	20,600
Care Property Invest NV REIT	409	13,543
Cie d'Entreprises CFE	138	15,072
Security Description	Shares	Value
Cie du Bois Sauvage SA	15	$6,482
Cofinimmo SA REIT	490	72,053
Colruyt SA	1,177	61,408
D'ieteren SA	469	32,956
Econocom Group SA	2,792	7,622
Elia System Operator SA	672	59,667
Euronav NV	4,104	50,582
EVS Broadcast Equipment SA	272	6,641
Fagron	920	19,962
Financiere de Tubize SA	424	30,222
Galapagos NV (a)	865	181,084
Gimv NV	373	22,944
Groupe Bruxelles Lambert SA	1,616	170,440
Intervest Offices & Warehouses NV REIT	458	13,161
Ion Beam Applications (a)	481	7,041
KBC Ancora	747	37,532
KBC Group NV	5,349	402,645
Kinepolis Group NV	293	19,470
Lotus Bakeries NV	6	17,444
Melexis NV (c)	375	28,224
Mithra Pharmaceuticals SA (a)(c)	312	9,197
Montea CVA REIT	254	23,094
Ontex Group NV	1,320	27,782
Orange Belgium SA	567	13,175
Proximus SADP	3,152	90,293
Recticel SA	808	7,537
Retail Estates NV REIT	210	19,777
Shurgard Self Storage SA	503	19,197
Sipef NV	121	7,443
Sofina SA	314	67,885
Solvay SA	1,472	170,685
Telenet Group Holding NV	873	39,256
Tessenderlo Group SA (a)	468	16,522
UCB SA	2,536	201,828
Umicore SA	4,074	198,288
VGP NV	154	15,178
Warehouses De Pauw CVA REIT	354	64,453
Xior Student Housing NV REIT	314	17,799
		4,211,902
CHILE — 0.0% (d)
Antofagasta PLC	7,775	94,430
CYPRUS — 0.0% (d)
Bank of Cyprus Holdings PLC (a)	7,668	10,157
DENMARK — 2.8%
ALK-Abello A/S (a)	132	32,420
Alm Brand A/S	1,356	12,049
Ambu A/S Class B (c)	3,369	56,530
AP Moller - Maersk A/S Class A	65	88,170
AP Moller - Maersk A/S Class B	138	199,174
Bavarian Nordic A/S (a)(c)	611	15,736
Carlsberg A/S Class B	2,181	325,594
Chr. Hansen Holding A/S	2,062	163,981
Coloplast A/S Class B	2,327	288,874
D/S Norden A/S	537	8,607

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Danske Bank A/S	13,743	$222,547
Demant A/S (a)(c)	1,883	59,344
Dfds A/S	688	33,589
Drilling Co. of 1972 A/S (a)	412	27,269
DSV Panalpina A/S	4,174	481,418
FLSmidth & Co. A/S	822	32,771
Genmab A/S (a)	1,344	299,104
GN Store Nord A/S	2,612	122,929
H Lundbeck A/S	1,238	47,311
ISS A/S	3,161	75,903
Jyske Bank A/S (a)	1,190	43,456
Netcompany Group A/S (a)(b)	900	42,857
Nilfisk Holding A/S (a)	346	7,578
NKT A/S (a)(c)	518	12,512
Novo Nordisk A/S Class B	34,630	2,011,370
Novozymes A/S Class B	4,330	212,044
Orsted A/S (b)	3,498	362,043
Pandora A/S	2,006	87,327
Per Aarsleff Holding A/S	379	12,212
Ringkjoebing Landbobank A/S	592	45,709
Rockwool International A/S Class A	86	18,603
Rockwool International A/S Class B	178	42,194
Royal Unibrew A/S	854	78,254
Scandinavian Tobacco Group A/S Class A (b)	1,270	15,501
Schouw & Co. A/S	255	21,451
SimCorp A/S	813	92,511
Spar Nord Bank A/S	1,719	16,707
Sydbank A/S	1,237	25,978
Topdanmark A/S	961	47,408
Tryg A/S	2,423	71,886
Vestas Wind Systems A/S	4,089	413,507
Zealand Pharma A/S (a)	592	20,934
		6,295,362
EGYPT — 0.0% (d)
Centamin PLC	23,175	38,990
FAEROE ISLANDS — 0.0% (d)
Bakkafrost P/F	816	60,360
FINLAND — 2.0%
Afarak Group Oyj (a)	4,311	2,570
Aktia Bank Oyj	1,270	13,315
Alma Media Oyj	680	6,076
Altia Oyj	461	4,233
Asiakastieto Group Oyj (b)	421	14,886
Aspo Oyj	522	4,465
BasWare Oyj (a)	273	7,278
Bittium Oyj	714	5,209
CapMan Oyj Class B	3,074	8,126
Cargotec Oyj	805	27,325
Caverion Oyj	1,799	14,519
Citycon Oyj (c)	1,836	19,300
Cramo Oyj	897	13,331
Elisa Oyj	3,020	166,955
Finnair Oyj	1,137	7,505
Fiskars Oyj Abp	997	12,601
Security Description	Shares	Value
Fortum Oyj	8,771	$216,600
F-Secure Oyj (a)	1,980	6,768
Hoivatilat Oyj	436	7,831
Huhtamaki Oyj	1,921	89,229
Kemira Oyj	2,109	31,391
Kesko Oyj Class A	416	27,457
Kesko Oyj Class B	1,368	96,864
Kojamo Oyj	3,210	58,372
Kone Oyj Class B	8,298	542,849
Konecranes Oyj	1,308	40,229
Lassila & Tikanoja Oyj	730	12,898
Metsa Board Oyj	4,022	27,066
Metso Oyj	2,568	101,409
Neste Oyj	8,853	308,261
Nokia Oyj	115,048	425,650
Nokian Renkaat Oyj	2,642	76,009
Nordea Bank Abp	65,191	526,762
Olvi Oyj Class A	323	14,938
Oriola Oyj Class B	2,248	5,110
Orion Oyj Class A	647	29,740
Orion Oyj Class B	2,094	97,006
Outokumpu Oyj (c)	6,536	20,587
Outotec Oyj (a)	3,124	20,191
Ponsse Oyj	213	7,412
QT Group Oyj (a)	373	8,793
Raisio Oyj Class V	2,523	9,629
Revenio Group Oyj	530	15,617
Rovio Entertainment Oyj (b)	970	4,808
Sampo Oyj Class A	10,215	446,155
Sanoma Oyj	1,638	17,366
Stora Enso Oyj Class A	534	8,122
Stora Enso Oyj Class R	12,277	178,670
Terveystalo Oyj (a)(b)	1,585	19,891
TietoEVRY Oyj	1,116	34,725
TietoEVRY Oyj (a)	360	11,373
Tikkurila Oyj	726	11,702
Tokmanni Group Corp.	970	13,741
UPM-Kymmene Oyj	10,976	380,828
Uponor Oyj	1,106	14,463
Vaisala Oyj Class A	539	19,210
Valmet Oyj	2,670	64,017
Wartsila OYJ Abp	9,767	107,990
YIT Oyj	3,441	23,021
		4,508,444
FRANCE — 16.0%
Accor SA	3,814	178,741
Adevinta ASA Class B (a)	4,491	53,152
Aeroports de Paris	562	111,092
Air France-KLM (a)	4,656	51,866
Air Liquide SA	9,558	1,353,981
Airbus SE	11,606	1,699,858
ALD SA (b)	1,636	25,416
Alstom SA	3,749	177,714
Altarea SCA REIT	73	16,593
Alten SA	579	73,117

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Altran Technologies SA	4,543	$72,209
Amundi SA (b)	1,215	95,332
Arkema SA	1,440	153,073
Atos SE	1,938	161,676
AXA SA	41,481	1,169,182
BioMerieux	855	76,155
BNP Paribas SA	23,380	1,386,473
Bollore SA	18,354	80,143
Bouygues SA	5,840	248,318
Bureau Veritas SA	5,837	152,400
Capgemini SE	3,426	418,795
Carmila SA REIT	1,263	28,354
Carrefour SA	11,577	194,278
Casino Guichard Perrachon SA	1,051	49,195
CGG SA (a)	14,235	46,259
Christian Dior SE	92	47,174
Cie de Saint-Gobain	11,185	458,263
Cie Generale des Etablissements Michelin SCA	3,685	451,282
Cie Plastic Omnium SA	1,235	34,519
CNP Assurances	2,996	59,626
Coface SA (a)	1,749	21,537
Covivio REIT	1,080	122,685
Covivio Hotels SACA REIT	1,404	44,916
Credit Agricole SA	25,941	376,360
Danone SA	13,072	1,084,358
Dassault Aviation SA	46	60,413
Dassault Systemes SE	2,882	474,096
Edenred	4,879	252,475
Eiffage SA	1,965	224,983
Electricite de France SA	9,971	111,119
Elior Group SA (b)	2,019	29,689
Elis SA	3,893	80,843
Engie SA	37,941	613,278
EssilorLuxottica SA	6,022	917,966
Eurazeo SE	879	60,187
Eutelsat Communications SA (c)	3,081	50,113
Faurecia SE	1,484	80,008
Financiere de L'Odet SA	11	9,656
Gaztransport Et Technigaz SA	444	42,563
Gecina SA REIT	954	170,910
Genfit (a)(c)	708	14,027
Getlink SE	8,763	152,564
Groupe Fnac SA (a)	344	20,388
Hermes International	702	524,962
ICADE REIT	564	61,441
Iliad SA (c)	569	73,802
Imerys SA	654	27,661
Ingenico Group SA	1,213	131,802
Interparfums SA	260	10,798
Ipsen SA	733	65,001
IPSOS	796	25,867
JCDecaux SA	1,509	46,547
Kaufman & Broad SA	343	14,246
Kering SA	1,518	997,154
Klepierre SA REIT	4,853	184,398
Security Description	Shares	Value
Korian SA	950	$44,702
Lagardere SCA	2,092	45,627
Legrand SA	5,476	446,504
L'Oreal SA	4,870	1,443,175
LVMH Moet Hennessy Louis Vuitton SE	5,403	2,512,067
Maisons du Monde SA (b)	907	13,205
Mercialys SA REIT	1,345	18,615
Metropole Television SA	1,124	21,171
Natixis SA	18,562	82,468
Neoen SA (a)(b)	623	21,609
Neopost SA	693	16,787
Nexans SA	551	26,898
Nexity SA	826	41,519
Orange SA	41,780	615,302
Orpea	967	124,068
Pernod Ricard SA	4,145	741,650
Peugeot SA	11,824	282,703
Publicis Groupe SA	4,484	203,144
Remy Cointreau SA	427	52,484
Renault SA	4,149	196,443
Rexel SA	6,099	81,092
Robertet SA	8	8,289
Rothschild & Co.	786	22,586
Rubis SCA	1,901	116,829
Safran SA	7,322	1,131,337
Sanofi	22,909	2,304,609
Sartorius Stedim Biotech	477	79,083
Schneider Electric SE	11,029	1,132,774
SCOR SE	3,424	143,821
SEB SA	487	72,377
Societe BIC SA	507	35,285
Societe Fonciere Lyonnaise SA REIT	170	14,083
Societe Generale SA	17,435	606,988
Sodexo SA	1,710	202,792
SOITEC (a)	412	43,333
Somfy SA	188	18,465
Sopra Steria Group	331	53,317
SPIE SA	2,571	52,409
Suez	7,720	116,857
Teleperformance	1,176	286,981
Television Francaise 1	2,379	19,761
Thales SA	2,126	220,793
Tikehau Capital SCA	890	21,979
TOTAL SA	53,640	2,962,375
Trigano SA	163	17,217
Ubisoft Entertainment SA (a)	1,860	128,570
Unibail-Rodamco-Westfield REIT	2,833	447,273
Valeo SA	4,481	157,990
Vallourec SA (a)(c)	6,510	20,549
Veolia Environnement SA	11,690	311,123
Vicat SA	356	16,124
Vinci SA	11,226	1,247,517
Vivendi SA	17,908	519,026
Wendel SA	557	74,090

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Worldline SA (a)(b)	1,677	$118,876
		36,059,760
GERMANY — 12.9%
1&1 Drillisch AG	885	22,729
Aareal Bank AG	1,199	40,713
adidas AG	3,735	1,214,997
ADLER Real Estate AG (a)	715	10,915
ADO Properties SA (b)	547	19,710
AIXTRON SE (a)	2,263	21,663
Allianz SE	8,386	2,055,860
alstria office REIT-AG	3,174	59,677
Amadeus Fire AG	106	17,586
Aroundtown SA	17,933	160,716
Aurubis AG	674	41,399
Axel Springer SE	110	7,754
BASF SE	18,607	1,406,696
Bayer AG	18,885	1,543,456
Bayerische Motoren Werke AG	6,553	537,999
Bayerische Motoren Werke AG Preference Shares	1,124	69,456
Bechtle AG	548	77,014
Beiersdorf AG	1,970	235,838
Bilfinger SE	449	17,428
Borussia Dortmund GmbH & Co. KGaA	1,120	11,063
Brenntag AG	3,097	168,535
CANCOM SE	627	37,020
Carl Zeiss Meditec AG	734	93,679
CECONOMY AG (a)	3,374	20,474
Commerzbank AG	19,936	123,460
CompuGroup Medical SE	442	31,629
Continental AG	2,229	288,386
Covestro AG (b)	3,108	144,608
CTS Eventim AG & Co. KGaA	1,095	68,893
Daimler AG	17,063	945,594
Delivery Hero SE (a)(b)	2,452	194,207
Deutsche Bank AG	42,657	331,203
Deutsche Boerse AG	3,877	609,923
Deutsche EuroShop AG	1,000	29,656
Deutsche Lufthansa AG	4,764	87,754
Deutsche Pfandbriefbank AG (b)	2,697	44,079
Deutsche Post AG	19,681	751,346
Deutsche Telekom AG	65,764	1,075,558
Deutsche Wohnen SE	6,717	274,601
Deutz AG	2,423	15,149
DMG Mori AG	378	17,969
Duerr AG	985	33,590
DWS Group GmbH & Co. KGaA (b)	621	22,097
E.ON SE	45,011	481,198
Encavis AG	1,933	20,374
Evonik Industries AG	3,336	101,892
Evotec SE (a)	2,447	63,313
Fielmann AG	479	38,713
Fraport AG Frankfurt Airport Services Worldwide	743	63,202
Security Description	Shares	Value
Freenet AG	2,569	$58,943
Fresenius Medical Care AG & Co. KGaA	4,334	320,890
Fresenius SE & Co. KGaA	8,414	473,936
Fuchs Petrolub SE Preference Shares	1,394	69,100
Fuchs Petrolub SE	639	28,655
GEA Group AG	2,966	98,149
Gerresheimer AG	567	43,916
Grand City Properties SA	2,075	49,798
GRENKE AG	549	56,849
Hamborner REIT AG	1,399	15,327
Hannover Rueck SE	1,202	232,475
HeidelbergCement AG	2,962	215,982
Hella GmbH & Co. KGaA	892	49,403
HelloFresh SE (a)	2,801	58,669
Henkel AG & Co. KGaA Preference Shares	3,661	378,893
Henkel AG & Co. KGaA	2,020	190,466
HOCHTIEF AG	448	57,177
HUGO BOSS AG	1,269	61,622
Hypoport AG (a)	85	30,055
Indus Holding AG	367	16,005
Infineon Technologies AG	25,544	582,351
Instone Real Estate Group AG (a)(b)	741	18,341
Jenoptik AG	1,022	29,231
Jungheinrich AG Preference Shares	961	23,193
K+S AG	3,837	47,873
KION Group AG	1,303	90,039
Kloeckner & Co. SE	1,493	10,525
Knorr-Bremse AG	967	98,505
Koenig & Bauer AG	281	8,813
Krones AG	305	23,109
KWS SAA t SE & Co. KGaA	200	12,954
Lanxess AG	1,568	105,288
LEG Immobilien AG	1,267	150,114
Leoni AG (a)	655	7,606
MAN SE	152	7,371
Merck KGaA	2,667	315,387
METRO AG	3,368	54,251
MorphoSys AG (a)	640	91,093
MTU Aero Engines AG	1,074	306,937
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,892	853,769
Nemetschek SE	1,090	71,943
New Work SE	55	18,027
Nordex SE (a)	1,254	17,004
Norma Group SE	641	27,342
OSRAM Licht AG (a)	1,579	71,872
PATRIZIA AG	893	19,907
Pfeiffer Vacuum Technology AG	97	17,312
Porsche Automobil Holding SE Preference Shares	3,071	229,721
ProSiebenSat.1 Media SE	4,322	67,484
Puma SE	1,686	129,355
Rational AG	68	54,729

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Rheinmetall AG	872	$100,231
RIB Software SE	683	17,327
Rocket Internet SE (a)(b)	1,556	38,600
RWE AG	11,918	365,887
Salzgitter AG	767	17,012
SAP SE	21,900	2,957,795
Sartorius AG Preference Shares	686	146,923
Schaeffler AG Preference Shares	3,328	35,967
Scout24 AG (b)	2,022	133,798
Siemens AG	16,162	2,114,250
Siemens Healthineers AG (b)	3,006	144,485
Siltronic AG	416	41,896
Sixt SE	253	25,460
Sixt SE Preference Shares	332	24,335
Software AG	983	34,316
Stabilus SA	495	33,699
Stroeer SE & Co. KGaA	510	41,247
Suedzucker AG	1,346	24,794
Symrise AG	2,557	269,228
TAG Immobilien AG	2,939	73,106
Takkt AG	655	9,249
Talanx AG	1,063	52,716
TeamViewer AG (a)	1,514	54,179
Telefonica Deutschland Holding AG	18,358	53,248
Thyssenkrupp AG	9,868	133,365
TLG Immobilien AG	1,297	41,420
TRATON SE (a)	1,152	30,925
TUI AG	8,841	111,710
Uniper SE	3,312	109,710
United Internet AG	2,466	81,049
Varta AG (a)	323	44,016
Volkswagen AG	640	124,463
Volkswagen AG Preference Shares	3,666	725,242
Vonovia SE	10,341	557,173
Wacker Chemie AG	352	26,726
Wacker Neuson SE	589	11,273
Washtec AG	260	15,672
Wirecard AG	2,353	283,933
Zalando SE (a)(b)	2,959	150,064
zooplus AG (a)	128	12,270
		29,087,286
GREECE — 0.0% (d)
Energean Oil & Gas PLC (a)	2,119	26,106
INDIA — 0.0% (d)
Rhi Magnesita NV	540	27,527
IRELAND — 1.0%
AIB Group PLC	15,717	54,797
Bank of Ireland Group PLC	18,612	101,995
C&C Group PLC	6,432	34,637
Cairn Homes PLC	15,020	21,311
COSMO Pharmaceuticals NV (a)(c)	132	10,455
CRH PLC	15,814	633,185
Dalata Hotel Group PLC	3,701	22,210
Flutter Entertainment PLC	1,651	200,799
Glanbia PLC	4,065	46,816
Security Description	Shares	Value
Greencore Group PLC	8,942	$31,735
Hibernia REIT PLC	13,862	21,940
Kerry Group PLC Class A	3,149	392,711
Kingspan Group PLC	3,119	190,634
Ryanair Holdings PLC ADR (a)	1,894	165,933
Smurfit Kappa Group PLC	4,435	170,556
UDG Healthcare PLC	5,148	54,968
		2,154,682
ITALY — 3.7%
A2A SpA	31,408	58,947
ACEA SpA	885	18,319
Amplifon SpA	2,500	71,952
Anima Holding SpA (b)	5,593	28,892
Arnoldo Mondadori Editore SpA (a)	2,449	5,663
Ascopiave SpA	1,318	5,644
Assicurazioni Generali SpA	26,122	539,377
ASTM SpA	672	20,336
Atlantia SpA	9,362	218,479
Autogrill SpA	2,545	26,654
Avio SpA	336	5,227
Azimut Holding SpA	2,173	51,906
Banca Farmafactoring SpA (b)	2,296	13,763
Banca Generali SpA	1,166	37,904
Banca IFIS SpA	537	8,439
Banca Mediolanum SpA	4,384	43,576
Banca Monte dei Paschi di Siena SpA (a)(c)	7,259	11,391
Banca Popolare di Sondrio SCPA	9,089	21,507
Banco BPM SpA (a)	30,380	69,158
BPER Banca	7,316	36,815
Brembo SpA (c)	3,113	38,647
Brunello Cucinelli SpA	667	23,629
Buzzi Unicem SpA (c)	817	12,692
Buzzi Unicem SpA (c)	1,361	34,297
Cairo Communication SpA	1,340	4,084
Carel Industries SpA (b)	808	12,571
Cementir Holding NV	916	6,914
Cerved Group SpA	3,916	38,221
CIR-Compagnie Industriali Riunite SpA	3,976	4,856
Credito Emiliano SpA	1,493	8,698
Credito Valtellinese SpA (a)	133,013	10,631
Danieli & C Officine Meccaniche SpA	732	8,299
Datalogic SpA (c)	250	4,734
Davide Campari-Milano SpA	9,563	87,379
De' Longhi SpA	1,288	27,253
DiaSorin SpA	523	67,748
doValue SpA (b)	803	11,087
Enav SpA (b)	5,076	30,312
Enel SpA	157,467	1,250,023
Eni SpA	51,664	802,968
ERG SpA	1,131	24,401
Falck Renewables SpA	2,337	12,487
Ferrari NV	2,674	443,931
Fila SpA	506	8,156

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Fincantieri SpA (a)(c)	9,773	$10,104
FinecoBank Banca Fineco SpA	12,208	146,490
Gruppo MutuiOnline SpA	496	11,163
Guala Closures SpA (a)	1,140	9,316
Hera SpA	15,629	68,420
Illimity Bank SpA (a)	1,192	13,661
IMA Industria Macchine Automatiche SpA	419	30,148
Immobiliare Grande Distribuzione SIIQ SpA REIT	1,083	7,537
Infrastrutture Wireless Italiane SpA (b)	4,804	47,076
Interpump Group SpA	1,715	54,364
Intesa Sanpaolo SpA	332,014	875,252
Iren SpA	13,109	40,642
Italgas SpA	9,808	59,936
Italmobiliare SpA	434	11,765
Juventus Football Club SpA (a)	5,298	7,416
Leonardo SpA	8,090	94,897
Maire Tecnimont SpA (c)	3,229	8,967
MARR SpA	661	15,099
Mediaset SpA (a)	6,400	19,109
Mediobanca Banca di Credito Finanziario SpA	12,669	139,564
Moncler SpA	3,860	173,617
Nexi SpA (a)(b)	5,042	70,066
OVS SpA (a)(b)(c)	3,517	7,919
Piaggio & C SpA	3,583	11,052
Pirelli & C SpA (b)	7,648	44,126
Poste Italiane SpA (b)	9,359	106,315
Prysmian SpA	5,376	129,683
RAI Way SpA (b)	1,912	13,156
Recordati SpA	2,019	85,146
Reply SpA	412	32,119
Saipem SpA (a)	11,535	56,402
Salini Impregilo SpA (a)	2,498	4,500
Salvatore Ferragamo SpA	983	20,689
Saras SpA	11,438	18,411
Snam SpA	41,903	220,411
Societa Cattolica di Assicurazioni SC	3,494	28,513
Societa Iniziative Autostradali e Servizi SpA	1,342	22,506
SOL SpA	729	8,592
Tamburi Investment Partners SpA	2,471	18,917
Technogym SpA (b)	2,225	28,947
Telecom Italia SpA (a)(e)	201,698	125,972
Telecom Italia SpA (a)(e)	120,859	74,046
Terna Rete Elettrica Nazionale SpA	28,273	188,959
Tod's SpA (c)	250	11,567
UniCredit SpA	45,566	665,945
Unione di Banche Italiane SpA (c)	18,710	61,158
Unipol Gruppo Finanziario SpA	8,679	49,802
UnipolSai Assicurazioni SpA	11,751	34,163
		8,251,592
Security Description	Shares	Value
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	2,827	$74,564
KAZAKHSTAN — 0.0% (d)
KAZ Minerals PLC	5,190	36,536
LIECHTENSTEIN — 0.0% (d)
Liechtensteinische Landesbank AG	223	14,370
LUXEMBOURG — 0.3%
APERAM SA	1,023	32,739
ArcelorMittal SA	12,829	225,253
B&S Group Sarl (b)	500	5,388
Eurofins Scientific SE	230	127,590
Kernel Holding SA	987	11,792
RTL Group SA	772	38,112
SES SA	7,689	107,886
Tenaris SA	9,361	105,603
		654,363
MALTA — 0.0% (d)
Catena Media PLC (a)	1,001	4,226
Kindred Group PLC	4,614	28,272
		32,498
MEXICO — 0.0% (d)
Fresnillo PLC	3,695	31,338
NETHERLANDS — 6.7%
Aalberts NV	1,923	86,364
ABN AMRO Bank NV (b)	9,442	171,910
Adyen NV (a)(b)	476	390,580
Aegon NV	36,420	166,265
Akzo Nobel NV	4,031	410,127
Altice Europe NV (a)	11,503	74,219
AMG Advanced Metallurgical Group NV (c)	628	15,382
Arcadis NV	1,487	34,685
Argenx SE (a)	766	123,472
ASM International NV	975	109,608
ASML Holding NV	8,600	2,545,627
ASR Nederland NV	2,827	105,861
Basic-Fit NV (a)(b)	688	26,142
BE Semiconductor Industries NV	1,523	58,912
Boskalis Westminster (c)	1,620	41,461
Corbion NV	1,188	37,499
Euronext NV (b)	1,068	87,095
EXOR NV	2,270	176,021
Flow Traders (b)	726	17,554
GrandVision NV (b)	1,188	36,565
Heineken Holding NV	2,009	194,841
Heineken NV	4,855	517,289
IMCD NV	1,056	92,221
ING Groep NV	79,219	950,412
Intertrust NV (b)	1,810	35,169
Koninklijke Ahold Delhaize NV	22,525	563,714
Koninklijke DSM NV	3,711	483,626
Koninklijke KPN NV	70,716	208,845
Koninklijke Philips NV	18,393	898,520
Koninklijke Vopak NV	1,327	71,990

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
NN Group NV	6,460	$245,241
OCI NV (a)	1,677	35,296
Prosus NV (a)	8,518	636,123
Randstad NV	2,381	145,500
Royal Dutch Shell PLC Class B	75,069	2,227,131
Royal Dutch Shell PLC Class A	84,234	2,473,969
SBM Offshore NV	3,283	61,137
Signify NV (b)	2,187	68,394
Takeaway.com NV (a)(b)(c)	792	73,077
TKH Group NV	810	45,370
TomTom NV (a)	1,483	15,681
VEON, Ltd.	12,375	30,282
Wereldhave NV REIT	687	15,516
Wolters Kluwer NV	5,439	396,965
		15,201,658
NORWAY — 1.4%
ABG Sundal Collier Holding ASA	8,655	3,930
AF Gruppen ASA	1,104	22,112
Akastor ASA (a)	2,815	3,184
Aker ASA Class A	492	30,430
Aker BP ASA	2,167	71,022
Aker Solutions ASA (a)	2,897	8,150
American Shipping Co. ASA (a)	984	3,679
Arcus ASA (b)	655	2,721
Arendals Fossekompani A/S	9	2,694
Atea ASA (a)	1,646	24,089
Austevoll Seafood ASA	1,807	18,518
Avance Gas Holding, Ltd. (a)(b)	938	5,337
Axactor SE (a)(c)	2,332	5,042
B2Holding ASA (c)	5,792	6,298
Bonheur ASA	428	9,693
Borregaard ASA	1,898	20,519
Bouvet ASA	182	8,036
BW Offshore, Ltd. (a)	1,856	13,940
Crayon Group Holding ASA (a)(b)	651	3,852
Data Respons ASA	1,478	8,057
DNB ASA	18,644	347,958
DNO ASA	12,941	17,039
Elkem ASA (b)	4,873	13,731
Entra ASA (b)	2,838	46,830
Equinor ASA	22,540	450,169
Europris ASA (b)	3,349	13,149
Fjord1 ASA (b)	817	3,403
Fjordkraft Holding ASA (b)	1,286	8,488
Frontline, Ltd.	1,657	20,912
Gjensidige Forsikring ASA	3,784	79,342
Grieg Seafood ASA	991	15,822
Hexagon Composites ASA (a)(c)	2,208	9,134
Hoegh LNG Holdings, Ltd.	865	3,298
Kitron ASA	3,352	4,196
Komplett Bank ASA (a)	2,728	3,874
Kongsberg Gruppen ASA	1,805	28,347
Kvaerner ASA	2,326	2,943
Leroy Seafood Group ASA	5,652	37,499
Magseis Fairfield ASA (a)	3,041	2,007
Security Description	Shares	Value
Medistim ASA	232	$5,069
Mowi ASA	8,792	228,322
MPC Container Ships A/S (a)	1,076	2,424
Multiconsult ASA (b)	422	3,458
NEL ASA (a)(c)	24,406	24,025
Nordic Nanovector ASA (a)	990	3,576
Nordic Semiconductor ASA (a)	3,253	20,620
Norsk Hydro ASA	27,270	101,293
Norway Royal Salmon ASA	475	12,930
Norwegian Air Shuttle ASA (a)	2,267	9,739
Norwegian Energy Co. ASA (a)	456	11,702
Norwegian Finans Holding ASA (a)	3,089	33,501
Norwegian Property ASA	3,279	5,187
NRC Group ASA (a)	781	5,075
Ocean Yield ASA (c)	1,226	6,697
Odfjell Drilling, Ltd. (a)	1,899	7,071
Olav Thon Eiendomsselskap ASA	601	11,477
Orkla ASA	16,186	163,862
Otello Corp. ASA (a)	2,426	4,417
Panoro Energy ASA (a)	1,282	3,341
Pareto Bank ASA	826	3,628
PGS ASA (a)(c)	6,789	13,289
Protector Forsikring ASA (a)(c)	1,392	8,309
Salmar ASA	1,079	55,170
Sandnes Sparebank	393	2,996
Sbanken ASA (b)	1,606	13,634
Scatec Solar ASA (b)	1,670	23,585
Schibsted ASA Class A	1,600	48,306
Schibsted ASA Class B	2,027	58,084
Self Storage Group ASA (a)	1,273	4,100
Selvaag Bolig ASA	873	7,352
SpareBank 1 B.V.	773	3,483
SpareBank 1 Nord Norge	2,013	17,983
Sparebank 1 Oestlandet	878	9,242
SpareBank 1 SMN	2,601	29,659
SpareBank 1 SR-Bank ASA	3,677	41,844
Sparebanken More	165	5,952
Sparebanken Vest	895	6,457
Stolt-Nielsen, Ltd.	480	6,227
Storebrand ASA	9,378	73,660
Telenor ASA	13,001	232,951
TGS Nopec Geophysical Co. ASA	2,380	72,343
Tomra Systems ASA	2,185	69,225
Veidekke ASA	2,195	29,850
Wallenius Wilhelmsen ASA	2,065	5,128
Wilh Wilhelmsen Holding ASA Class A	277	5,201
Wilh Wilhelmsen Holding ASA Class B	193	3,624
XXL ASA (a)(b)(c)	2,154	4,106
Yara International ASA	3,484	144,795
		3,043,413
POLAND — 0.6%
11 bit studios SA (a)	40	4,225
AB SA (a)	261	1,778
Ac SA	169	2,088

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Agora SA	720	$1,977
Alior Bank SA (a)	1,781	13,487
Alumetal SA	208	2,208
Ambra SA	197	889
Amica SA	105	3,798
Apator SA	509	2,822
Asseco Business Solutions SA	360	2,700
Asseco Poland SA	1,504	25,277
Asseco South Eastern Europe SA	508	3,327
Atal SA	130	1,304
Atrium European Real Estate, Ltd. (a)	3,023	11,707
Auto Partner SA	1,316	1,633
Bank Handlowy w Warszawie SA	655	8,959
Bank Millennium SA (a)	12,138	18,749
Bank Ochrony Srodowiska SA (a)	680	1,278
Bank Polska Kasa Opieki SA	3,206	85,032
Benefit Systems SA (a)	30	6,987
Bioton SA (a)	761	764
BNP PARIBAS BANK POLSKA SA	332	5,961
Boryszew SA (a)	1,526	1,704
Budimex SA	231	10,491
CCC SA	605	17,572
CD Projekt SA	1,351	99,703
Celon Pharma SA	299	3,134
Ciech SA (a)	518	5,430
ComArch SA	95	4,691
Comp SA (a)	86	1,499
Cyfrowy Polsat SA	5,469	40,346
Datawalk SA (a)	66	955
Develia SA	8,975	6,019
Dino Polska SA (a)(b)	961	36,539
Dom Development SA	162	4,047
Echo Investment SA	3,631	4,477
Elemental Holding SA (a)	2,054	1,153
Enea SA (a)	4,294	8,974
Energa SA (a)	4,025	7,524
Enter Air SA	168	1,952
Eurocash SA	1,573	9,071
Fabryki Mebli Forte SA (a)	283	2,279
Famur SA	6,073	4,779
Ferro SA	351	1,399
Firma Oponiarska Debica SA	36	783
Getin Holding SA (a)	1,714	754
Getin Noble Bank SA (a)	7,795	617
Globe Trade Centre SA	3,748	9,580
Grupa Azoty SA (a)	945	7,306
Grupa Kety SA	193	17,632
Grupa Lotos SA	1,734	38,267
ING Bank Slaski SA	653	34,915
Inter Cars SA	182	9,851
Jastrzebska Spolka Weglowa SA	1,056	5,961
KGHM Polska Miedz SA (a)	2,737	69,074
KRUK SA	340	15,037
LiveChat Software SA	274	3,133
Security Description	Shares	Value
LPP SA	28	$65,207
Lubelski Wegiel Bogdanka SA	233	2,144
Mabion SA (a)	166	3,375
Mangata Holding SA	45	867
mBank SA (a)	259	26,630
MCI Capital SA (a)	299	734
Medicalgorithmics SA (a)	66	278
Mennica Polska SA	460	2,672
MLP Group SA	121	1,709
Netia SA (a)	1,903	2,221
Neuca SA	28	2,795
NEWAG SA	434	2,452
Orange Polska SA (a)	12,981	24,404
Orbis SA (a)	130	3,896
PCC Rokita SA	65	839
PGE Polska Grupa Energetyczna SA (a)	15,975	33,576
PKP Cargo SA	603	3,264
PLAY Communications SA (b)	2,077	19,194
PlayWay SA	26	1,641
Polenergia SA (a)	294	2,088
Polimex-Mostostal SA (a)	1,344	765
Polnord SA (a)	437	342
Polski Bank Komorek Macierzystych SA (a)	83	1,372
Polski Koncern Naftowy ORLEN SA	6,216	140,854
Polskie Gornictwo Naftowe i Gazownictwo SA	32,578	37,229
Powszechna Kasa Oszczednosci Bank Polski SA	17,687	160,931
Powszechny Zaklad Ubezpieczen SA	11,392	120,408
Poznanska Korporacja Budowlana Pekabex SA	197	481
Rainbow Tours SA (a)	144	1,342
Sanok Rubber Co. SA	481	2,451
Santander Bank Polska SA	665	53,975
Selvita SA (a)(c)	179	2,127
Selvita SA (a)(c)	173	1,073
Sniezka SA	98	2,122
Stalexport Autostrady SA	1,924	1,549
Stalprodukt SA	42	2,014
Tauron Polska Energia SA (a)	20,925	9,061
TEN Square Games SA	58	3,032
Vigo System SA (a)	8	790
Vistula Group SA	3,607	3,848
Warsaw Stock Exchange	546	5,666
Wawel SA	13	2,142
Wielton SA	477	749
Wirtualna Polska Holding SA	356	6,561
Zaklady Tluszczowe Kruszwica SA	48	619
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	125	1,135

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Zespol Elektrowni Patnow Adamow Konin SA (a)	494	$1,004
		1,457,226
PORTUGAL — 0.3%
Altri SGPS SA	1,684	10,737
Banco Comercial Portugues SA Class R	161,396	36,741
Corticeira Amorim SGPS SA	764	9,691
CTT-Correios de Portugal SA	2,616	9,367
EDP - Energias de Portugal SA	50,982	221,126
Galp Energia SGPS SA	9,840	164,576
Jeronimo Martins SGPS SA	4,903	80,711
Mota-Engil SGPS SA	1,682	3,531
Navigator Co. SA	4,409	17,757
NOS SGPS SA	4,943	26,633
REN - Redes Energeticas Nacionais SGPS SA	7,047	21,516
Semapa-Sociedade de Investimento e Gestao	454	6,992
Sonae SGPS SA	18,972	19,379
		628,757
RUSSIA — 0.1%
Evraz PLC	11,676	62,490
Polymetal International PLC	5,108	80,863
		143,353
SINGAPORE — 0.0% (d)
BW LPG, Ltd. (b)	1,508	12,674
SOUTH AFRICA — 0.4%
Anglo American PLC	24,417	702,888
Investec PLC	12,991	76,257
Old Mutual, Ltd. (c)	86,165	120,425
		899,570
SPAIN — 4.3%
Acciona SA	428	45,064
Acerinox SA	3,021	34,063
ACS Actividades de Construccion y Servicios SA	5,511	220,534
Aedas Homes SAU (a)(b)	410	9,872
Aena SME SA (b)	1,474	282,103
Almirall SA	1,180	19,391
Amadeus IT Group SA	8,792	718,464
AmRest Holdings SE (a)	1,449	16,566
Applus Services SA	2,868	36,700
Banco Bilbao Vizcaya Argentaria SA	135,812	759,653
Banco de Sabadell SA	114,525	133,696
Banco Santander SA	333,715	1,397,239
Bankia SA	23,523	50,235
Bankinter SA	12,945	94,915
Befesa SA (b)	684	29,176
Bolsas y Mercados Espanoles SHMSF SA	1,516	58,505
CaixaBank SA	71,958	226,002
Cellnex Telecom SA (b)	5,055	217,720
Security Description	Shares	Value
Cia de Distribucion Integral Logista Holdings SA	1,329	$29,985
CIE Automotive SA	1,101	26,052
Construcciones y Auxiliar de Ferrocarriles SA	386	17,765
Corp. Financiera Alba SA	329	17,930
Ebro Foods SA	1,239	26,828
EDP Renovaveis SA	3,049	35,936
Elecnor SA	824	10,128
Enagas SA	4,548	116,091
Ence Energia y Celulosa SA (c)	2,863	11,794
Endesa SA	6,348	169,519
Euskaltel SA (b)	1,724	17,359
Faes Farma SA	5,577	31,301
Ferrovial SA	10,143	307,067
Fomento de Construcciones y Contratas SA	2,252	27,604
Gestamp Automocion SA (b)	3,486	16,771
Global Dominion Access SA (a)(b)	2,441	10,001
Grifols SA	5,913	208,612
Grifols SA Class B, Preference Shares	5,243	122,413
Grupo Catalana Occidente SA	912	31,889
Iberdrola SA	117,875	1,214,648
Indra Sistemas SA (a)(c)	2,475	28,282
Industria de Diseno Textil SA	22,637	799,145
Inmobiliaria Colonial Socimi SA REIT	5,424	69,165
Lar Espana Real Estate Socimi SA REIT	1,542	12,289
Liberbank SA	39,369	14,804
Mapfre SA	19,930	52,797
Masmovil Ibercom SA (a)	2,161	49,339
Mediaset Espana Comunicacion SA	3,174	20,166
Melia Hotels International SA	2,441	21,537
Merlin Properties Socimi SA REIT	7,322	105,120
Naturgy Energy Group SA	6,581	165,473
Neinor Homes SA (a)(b)	1,154	14,249
Parques Reunidos Servicios Centrales SAU (a)	1,617	24,963
Prosegur Cash SA (b)	8,269	12,605
Prosegur Cia de Seguridad SA	5,127	21,179
Red Electrica Corp. SA	8,678	174,608
Repsol SA	30,100	470,656
Sacyr SA	7,323	21,372
Siemens Gamesa Renewable Energy SA	4,499	78,959
Tecnicas Reunidas SA (a)	703	18,781
Telefonica SA	94,875	663,158
Unicaja Banco SA (b)	16,247	17,654
Vidrala SA	538	56,602
Viscofan SA	708	37,432
Zardoya Otis SA	3,613	28,491
		9,778,417
SWEDEN — 5.2%
AAK AB	3,508	66,705

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
AcadeMedia AB (b)	1,667	$9,812
Adapteo Oyj (a)	897	11,018
AddLife AB Class B	549	16,949
AddNode Group AB	617	11,765
AddTech AB Class B	1,304	42,208
AF POYRY AB	2,055	47,989
Ahlstrom-Munksjo Oyj (c)	1,603	25,767
Alfa Laval AB	5,962	150,243
Alimak Group AB (b)	709	10,573
Ambea AB (b)	945	7,925
Arjo AB Class B	4,096	19,716
Assa Abloy AB Class B	20,266	474,119
Atlas Copco AB Class A	13,194	526,573
Atlas Copco AB Class B	7,825	271,838
Atrium Ljungberg AB Class B	975	23,539
Attendo AB (b)	2,314	13,336
Avanza Bank Holding AB	2,419	25,273
Axfood AB	2,100	46,751
Beijer Alma AB	876	14,655
Beijer Ref AB	1,424	41,803
Bergman & Beving AB	488	4,212
Betsson AB (a)	2,450	11,432
Bilia AB Class A	1,813	20,588
BillerudKorsnas AB	3,548	41,938
BioArctic AB (b)(c)	721	7,309
BioGaia AB Class B	332	15,055
Biotage AB	1,308	17,326
Boliden AB	5,485	145,606
Bonava AB Class B	1,709	18,165
Boozt AB (a)(b)(c)	938	5,311
Bravida Holding AB (b)	4,063	39,475
Bufab AB	543	7,576
Bure Equity AB	949	21,492
Castellum AB	5,148	120,986
Catena AB	451	19,922
Cellavision AB	374	12,765
Clas Ohlson AB Class B	833	10,038
Cloetta AB Class B	4,107	13,908
CLX Communications AB (a)(b)	664	20,322
Collector AB (a)(c)	1,039	5,605
Coor Service Management Holding AB (b)	1,922	16,918
Corem Property Group AB	2,995	8,638
Dios Fastigheter AB	1,727	15,829
Dometic Group AB (b)	5,930	59,749
Duni AB	659	9,095
Dustin Group AB (b)	1,317	10,573
Electrolux AB Class B	4,617	113,390
Elekta AB Class B	7,390	97,378
Eltel AB (a)(b)	1,983	4,033
Epiroc AB Class A	12,610	154,038
Epiroc AB Class B	7,818	92,745
EQT AB (a)	14,661	170,556
Essity AB Class A	418	13,463
Essity AB Class B	13,083	421,796
Evolution Gaming Group AB (b)	2,498	75,252
Security Description	Shares	Value
Fabege AB	5,626	$93,576
Fagerhult AB	1,789	11,371
Fastighets AB Balder Class B (a)	1,966	90,980
FastPartner AB	1,023	10,835
Fingerprint Cards AB Class B (a)(c)	6,174	12,452
Getinge AB Class B	4,367	81,172
Granges AB	1,515	16,014
Haldex AB (c)	736	4,010
Hansa Biopharma AB (a)	688	6,163
Heba Fastighets AB Class B	739	6,805
Hemfosa Fastigheter AB (c)	3,399	44,044
Hemfosa Fastigheter AB Preference Shares	219	4,515
Hennes & Mauritz AB Class B	15,973	325,021
Hexagon AB Class B	5,780	324,162
Hexpol AB	5,213	51,122
HIQ International AB (a)	1,118	6,175
HMS Networks AB (c)	567	10,467
Hoist Finance AB (a)(b)	1,699	9,064
Holmen AB Class B	2,051	62,487
Hufvudstaden AB Class A	2,367	46,804
Husqvarna AB Class A	504	4,017
Husqvarna AB Class B	8,316	66,645
IAR Systems Group AB	273	5,424
ICA Gruppen AB	1,854	86,590
Immunovia AB (a)	325	6,235
Industrivarden AB Class A	3,392	84,066
Industrivarden AB Class C	3,350	80,842
Indutrade AB	1,775	63,559
Infant Bacterial Therapeutics AB (a)	216	3,300
Instalco Intressenter AB	899	12,984
Intrum AB	1,343	40,085
Investment AB Latour Class B	2,755	44,970
Investment AB Oresund	701	10,139
Investor AB Class A	3,168	171,412
Investor AB Class B	9,312	508,521
INVISIO Communications AB	732	7,960
Inwido AB	1,161	8,942
JM AB (c)	1,110	32,893
Karnov Group AB (a)	1,517	8,589
Karo Pharma AB (a)(c)	1,120	4,848
Kinnevik AB Class B	4,850	118,646
Klovern AB Preference Shares	330	13,149
Klovern AB Class B	9,949	24,423
KNOW IT AB	384	8,553
Kungsleden AB	3,743	39,345
L E Lundbergforetagen AB Class B	1,477	64,848
Lagercrantz Group AB Class B	1,327	20,753
LeoVegas AB (b)	1,763	5,558
Lifco AB Class B	908	55,483
Lindab International AB	1,576	20,136
Loomis AB Class B	1,510	62,555
Lundin Petroleum AB	3,818	129,822
Medicover AB Class B (a)	1,017	11,799
Mekonomen AB (a)	829	8,240
Midsona AB Class B	953	5,029

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MIPS AB	483	$10,237
Modern Times Group MTG AB Class B (a)	1,346	16,054
Momentum Group AB Class B	544	6,776
Munters Group AB (a)(b)	1,816	9,517
Mycronic AB	1,415	27,979
NCC AB Class B	1,739	28,460
NetEnt AB	4,140	11,432
New Wave Group AB Class B	876	5,596
Nibe Industrier AB Class B	6,893	119,583
Nobia AB	2,231	16,635
Nobina AB (b)	1,771	12,193
Nolato AB Class B	380	22,327
Nordic Entertainment Group AB Class B	1,221	39,495
Nordic Waterproofing Holding A/S (b)	484	4,974
Nyfosa AB (a)	3,363	29,100
OEM International AB Class B	289	7,718
Oncopeptides AB (a)(b)(c)	645	8,744
Pandox AB	1,676	37,956
Peab AB Class B	4,164	41,702
Platzer Fastigheter Holding AB Class B	1,244	14,618
Probi AB (a)(c)	105	2,490
Ratos AB Class B	4,233	15,112
RaySearch Laboratories AB (a)	519	5,943
Recipharm AB Class B	926	14,739
Resurs Holding AB (b)	2,850	18,313
Saab AB Class B (c)	1,661	55,680
Sagax AB Class B	2,926	42,572
Sagax AB Class D	2,050	7,960
Samhallsbyggnadsbolaget i Norden AB (c)	11,022	27,022
Sandvik AB	22,586	440,691
SAS AB (a)	4,943	8,063
Scandi Standard AB	1,203	9,561
Scandic Hotels Group AB (b)	1,367	15,246
Sectra AB Class B	574	23,975
Securitas AB Class B	6,431	110,915
Skandinaviska Enskilda Banken AB Class A	33,070	311,162
Skanska AB Class B	7,577	171,354
SKF AB Class A	279	5,627
SKF AB Class B	7,555	152,859
SkiStar AB	832	10,559
SSAB AB Class A	4,779	16,771
SSAB AB Class B	12,477	40,679
Svenska Cellulosa AB SCA Class B	11,935	121,122
Svenska Handelsbanken AB Class A	31,249	336,824
Svenska Handelsbanken AB Class B	706	7,798
Sweco AB Class B	1,380	53,248
Swedbank AB Class A	18,632	277,558
Swedish Match AB	3,407	175,717
Swedish Orphan Biovitrum AB (a)	3,809	62,866
Tele2 AB Class B	10,005	145,195
Security Description	Shares	Value
Telefonaktiebolaget LM Ericsson Class A	1,200	$10,948
Telefonaktiebolaget LM Ericsson Class B	62,728	546,530
Telia Co. AB	51,990	223,543
Tethys Oil AB	722	6,510
Thule Group AB (b)	2,068	47,718
Tobii AB (a)(c)	1,953	7,836
Trelleborg AB Class B	4,862	87,543
Troax Group AB	773	9,975
VBG Group AB Class B	352	5,922
Vitec Software Group AB Class B	545	10,771
Vitrolife AB	1,224	25,824
Volvo AB Class A	4,214	71,216
Volvo AB Class B	33,744	565,581
Wallenstam AB Class B	4,128	49,919
Wihlborgs Fastigheter AB	2,764	50,933
Xvivo Perfusion AB (a)	418	7,591
		11,625,717
SWITZERLAND — 14.2%
ABB, Ltd.	36,120	871,714
Adecco Group AG	3,276	207,112
Alcon, Inc. (a)	9,973	564,383
Allreal Holding AG (a)	286	56,825
ALSO Holding AG (a)	125	21,093
Aryzta AG	19,913	22,250
Baloise Holding AG	979	176,925
Banque Cantonale Vaudoise	54	44,054
Barry Callebaut AG	56	123,641
Belimo Holding AG	9	67,754
Bell Food Group AG (a)	42	11,364
Berner Kantonalbank AG	71	16,277
BKW AG	398	29,346
Bossard Holding AG Class A	119	21,469
Bucher Industries AG	132	46,320
Burckhardt Compression Holding AG	58	15,872
Cembra Money Bank AG	603	66,007
Chocoladefabriken Lindt & Spruengli AG (c)	21	162,973
Chocoladefabriken Lindt & Spruengli AG (c)	2	176,589
Cie Financiere Richemont SA	10,619	834,080
Clariant AG	4,946	110,325
Coca-Cola HBC AG	4,094	139,114
Conzzeta AG	31	37,007
Credit Suisse Group AG	48,483	656,136
Daetwyler Holding AG	151	29,066
DKSH Holding AG	715	38,912
dormakaba Holding AG (a)	59	42,193
Dufry AG	517	51,265
Emmi AG	42	36,542
EMS-Chemie Holding AG	169	111,084
Fenix Outdoor International AG	108	13,475
Flughafen Zurich AG	378	68,976
Forbo Holding AG	24	40,845

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Galenica AG (b)	1,001	$61,868
Geberit AG	762	427,447
Georg Fischer AG	82	83,241
Givaudan SA	163	510,201
Glencore PLC (a)	218,653	681,717
HBM Healthcare Investments AG Class A (a)	118	27,113
Helvetia Holding AG	657	92,815
Huber + Suhner AG	382	30,296
Idorsia, Ltd. (a)	1,642	50,768
Inficon Holding AG	35	27,777
Interroll Holding AG	13	29,199
IWG PLC	13,616	78,555
Julius Baer Group, Ltd.	4,486	231,307
Jungfraubahn Holding AG	91	15,506
Kardex AG	119	20,031
Komax Holding AG (c)	72	17,577
Kongsberg Automotive ASA (a)	7,131	4,975
Kuehne + Nagel International AG	1,122	189,095
LafargeHolcim, Ltd.	10,347	573,794
Landis+Gyr Group AG (a)	443	46,068
Logitech International SA	3,472	164,323
Lonza Group AG	1,520	554,411
Luzerner Kantonalbank AG (c)	67	29,025
Mediclinic International PLC	7,024	38,300
Mobimo Holding AG	131	39,029
Nestle SA	59,911	6,482,650
Novartis AG	48,418	4,595,047
OC Oerlikon Corp. AG	3,994	46,855
Pargesa Holding SA	762	63,307
Partners Group Holding AG	384	351,899
PSP Swiss Property AG	726	100,164
Roche Holding AG Bearer Shares	533	169,309
Roche Holding AG	14,171	4,595,130
Schindler Holding AG (e)	817	207,720
Schindler Holding AG (e)	387	94,797
Schweiter Technologies AG	18	22,789
SFS Group AG	337	32,400
SGS SA	101	276,502
Siegfried Holding AG (a)	86	41,652
SIG Combibloc Group AG (a)	3,043	48,582
Sika AG	2,525	474,179
Sonova Holding AG	1,103	252,300
St Galler Kantonalbank AG	57	26,518
STADLER RAIL AG (a)(c)	870	43,448
STMicroelectronics NV	13,618	366,410
Straumann Holding AG	229	224,755
Sulzer AG	353	39,370
Sunrise Communications Group AG (b)	633	49,713
Swatch Group AG (c)	567	158,094
Swatch Group AG (c)	1,256	66,344
Swiss Life Holding AG	692	347,161
Swiss Prime Site AG (a)	1,522	175,878
Swiss Re AG	6,010	674,639
Swisscom AG	527	278,970
Security Description	Shares	Value
Tecan Group AG	206	$57,863
Temenos AG	1,302	205,986
u-blox Holding AG	140	14,140
UBS Group AG (a)	72,742	918,336
Valiant Holding AG	318	32,314
Valora Holding AG (a)	69	19,239
VAT Group AG (b)	539	91,035
Vifor Pharma AG	870	158,709
Vontobel Holding AG	563	40,204
VZ Holding AG	65	20,037
Wizz Air Holdings PLC (a)(b)	731	37,719
Zuger Kantonalbank AG	3	19,580
Zurich Insurance Group AG	3,033	1,243,770
		32,100,940
UNITED ARAB EMIRATES — 0.1%
Borr Drilling, Ltd. (a)(c)	1,686	14,536
Network International Holdings PLC (a)(b)	7,985	67,806
NMC Health PLC	1,729	40,473
RAK Petroleum PLC (a)	3,040	4,030
Shelf Drilling, Ltd. (a)(b)	2,765	5,601
		132,446
UNITED KINGDOM — 24.2%
3i Group PLC	19,509	283,773
4imprint Group PLC	564	26,001
A.G. Barr PLC	1,931	14,837
Admiral Group PLC	4,681	143,185
Aggreko PLC	5,135	56,638
AJ Bell PLC	4,892	27,802
Amedeo Air Four Plus, Ltd.	12,878	13,051
Ascential PLC (b)	8,076	41,917
Ashmore Group PLC	8,887	60,984
Ashtead Group PLC	9,048	289,350
Associated British Foods PLC	7,221	248,525
Assura PLC REIT	48,242	49,721
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	1,698	11,693
AstraZeneca PLC	26,495	2,670,002
Auto Trader Group PLC (b)	18,663	147,008
Avast PLC (b)	10,017	60,087
AVEVA Group PLC	1,286	79,321
Aviva PLC	80,264	445,203
B&M European Value Retail SA	17,055	92,544
Babcock International Group PLC	5,068	42,257
BAE Systems PLC	58,695	439,167
Balfour Beatty PLC	13,829	47,888
Bank of Georgia Group PLC	789	16,985
Barclays PLC	331,148	788,060
Barratt Developments PLC	20,410	201,867
Beazley PLC	10,620	78,223
Bellway PLC	2,469	124,520
Berkeley Group Holdings PLC	2,519	162,147
Big Yellow Group PLC REIT	3,350	53,255
Bodycote PLC	3,841	48,441

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Bovis Homes Group PLC	2,704	$48,645
BP PLC	408,074	2,549,452
Brewin Dolphin Holdings PLC	6,077	29,980
British American Tobacco PLC	46,403	1,986,481
British Land Co. PLC REIT	17,911	151,572
Britvic PLC	5,323	63,782
BT Group PLC	179,747	458,238
Bunzl PLC	6,751	184,681
Burberry Group PLC	8,250	240,989
Cairn Energy PLC	11,819	32,097
Capita PLC (a)	33,508	72,844
Capital & Counties Properties PLC	13,186	45,714
Centrica PLC	116,884	138,274
Chemring Group PLC	5,652	18,007
Cineworld Group PLC	19,804	57,482
Clarkson PLC	568	22,762
Close Brothers Group PLC	3,048	64,525
CNH Industrial NV	20,001	219,796
Coats Group PLC	28,946	28,606
Cobham PLC	49,462	107,625
Compass Group PLC	32,320	809,221
Computacenter PLC	1,948	45,754
Concentric AB	786	13,350
ConvaTec Group PLC (b)	28,171	74,061
Countryside Properties PLC (b)	9,023	54,411
Cranswick PLC	1,039	46,661
Crest Nicholson Holdings PLC	5,150	29,459
Croda International PLC	2,645	179,403
Daily Mail & General Trust PLC Class A	3,044	33,430
DCC PLC	2,034	176,331
Dechra Pharmaceuticals PLC	2,058	79,064
Derwent London PLC REIT	2,127	112,992
Diageo PLC	47,170	1,999,944
Dialog Semiconductor PLC (a)	1,309	66,282
Diploma PLC	2,269	60,839
Direct Line Insurance Group PLC	27,566	114,119
Dixons Carphone PLC	20,980	40,078
Domino's Pizza Group PLC	9,268	39,314
Drax Group PLC	8,223	34,205
DS Smith PLC	26,089	132,785
Dunelm Group PLC	1,984	30,383
easyJet PLC	3,982	75,145
EI Group PLC (a)	8,780	33,010
Electrocomponents PLC	8,934	80,196
Elementis PLC	11,636	27,593
Empiric Student Property PLC REIT	12,087	15,612
Equiniti Group PLC (b)	7,309	19,985
Essentra PLC	5,296	30,547
Euromoney Institutional Investor PLC	2,189	37,756
Experian PLC	18,166	614,150
FDM Group Holdings PLC	1,855	25,410
Ferrexpo PLC	5,866	12,352
Fiat Chrysler Automobiles NV	22,996	340,577
Security Description	Shares	Value
Firstgroup PLC (a)	24,364	$40,474
Forterra PLC (b)	4,019	18,448
Frasers Group PLC (a)	2,163	13,141
Future PLC	1,653	31,752
G4S PLC	31,111	89,847
Galliford Try PLC	2,225	25,334
Games Workshop Group PLC	652	52,731
Genel Energy PLC	3,482	8,727
Genus PLC	1,305	54,907
GlaxoSmithKline PLC	100,797	2,375,515
Go-Ahead Group PLC	865	25,302
Grafton Group PLC	4,338	49,825
Grainger PLC	12,304	51,051
Great Portland Estates PLC REIT	4,746	54,071
Greggs PLC	2,026	61,677
GVC Holdings PLC	11,668	136,673
Halfords Group PLC	3,991	8,951
Halma PLC	7,611	213,349
Hammerson PLC REIT	15,365	62,835
Hansteen Holdings PLC REIT	8,568	13,212
Hargreaves Lansdown PLC	5,566	142,678
Hastings Group Holdings PLC (b)	9,318	22,121
Hays PLC	29,356	70,623
Hill & Smith Holdings PLC	1,589	31,007
Hilton Food Group PLC	1,555	22,825
Hiscox, Ltd.	5,930	111,866
HomeServe PLC	5,898	98,761
Howden Joinery Group PLC	12,143	108,197
HSBC Holdings PLC	414,079	3,246,876
Hunting PLC	3,126	17,285
Ibstock PLC (b)	8,205	34,239
IG Group Holdings PLC	7,406	68,187
IMI PLC	5,742	89,683
Imperial Brands PLC	17,385	430,446
Inchcape PLC	8,197	76,664
Informa PLC	25,097	284,929
IntegraFin Holdings PLC	5,640	33,249
InterContinental Hotels Group PLC	3,765	259,759
Intermediate Capital Group PLC	5,898	125,795
International Consolidated Airlines Group SA	20,148	166,819
Intertek Group PLC	3,237	250,947
IP Group PLC (a)	20,132	18,936
ITE Group PLC	14,870	20,093
ITV PLC	80,709	161,448
J D Wetherspoon PLC	1,433	31,570
J Sainsbury PLC	34,691	105,655
James Fisher & Sons PLC	755	20,254
JD Sports Fashion PLC	8,298	92,054
John Laing Group PLC (b)	9,885	49,762
John Wood Group PLC	13,665	72,139
Johnson Matthey PLC	3,988	158,282
JPJ Group PLC (a)	1,746	16,353
Jupiter Fund Management PLC	9,175	49,785
Just Eat PLC (a)	11,838	130,917
Just Group PLC (a)	20,751	21,717

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Kingfisher PLC	42,307	$121,620
Lancashire Holdings, Ltd.	4,050	41,151
Land Securities Group PLC REIT	13,972	183,243
Legal & General Group PLC	122,376	491,217
Linde PLC	11,154	2,388,885
Lloyds Banking Group PLC	1,405,471	1,163,687
London Stock Exchange Group PLC	6,422	659,335
LondonMetric Property PLC REIT	16,841	52,786
LXI REIT PLC	10,525	19,520
M&G PLC (a)	52,792	165,889
Man Group PLC	30,914	64,706
Marks & Spencer Group PLC	39,098	110,583
Marshalls PLC	4,012	45,708
Marston's PLC	13,239	22,309
McCarthy & Stone PLC (b)	7,644	15,088
Meggitt PLC	15,576	135,526
Melrose Industries PLC	100,453	319,514
Metro Bank PLC (a)(c)	3,144	8,588
Micro Focus International PLC	6,809	95,957
Mitchells & Butlers PLC (a)	4,239	25,804
Mitie Group PLC	7,491	14,389
Mondi PLC	8,909	209,194
Moneysupermarket.com Group PLC	10,755	47,103
Morgan Advanced Materials PLC	5,722	24,029
National Express Group PLC	8,871	55,187
National Grid PLC	70,814	885,856
Next PLC	2,671	248,326
Northern Drilling, Ltd. (a)	1,304	3,064
Ocado Group PLC (a)	11,944	202,374
On the Beach Group PLC (b)	2,404	15,522
OneSavings Bank PLC	10,380	59,596
Oxford Instruments PLC	1,090	22,237
Pagegroup PLC	6,586	45,631
Paragon Banking Group PLC	5,243	37,437
Pearson PLC	15,675	132,276
Pennon Group PLC	8,432	114,496
Persimmon PLC	6,388	228,065
Petrofac, Ltd.	5,629	28,553
Pets at Home Group PLC	10,026	37,136
Phoenix Group Holdings PLC	14,464	143,517
Playtech PLC	6,201	32,613
Polypipe Group PLC	4,011	28,693
Premier Oil PLC (a)(c)	16,638	21,644
Primary Health Properties PLC REIT	22,784	48,293
Provident Financial PLC	5,081	30,768
Prudential PLC	52,792	1,013,376
PZ Cussons PLC	6,479	17,896
QinetiQ Group PLC	11,464	54,339
Quilter PLC (b)	34,531	73,672
Rathbone Brothers PLC	1,123	31,688
Reckitt Benckiser Group PLC	14,930	1,212,226
Redrow PLC	4,763	47,008
RELX PLC	40,877	1,031,863
Renishaw PLC	686	34,243
Rentokil Initial PLC	37,078	222,510
Security Description	Shares	Value
Restaurant Group PLC	9,854	$21,278
Rightmove PLC	18,037	151,396
Rio Tinto PLC	21,644	1,291,141
Rolls-Royce Holdings PLC	39,486	357,376
Rotork PLC	17,485	77,597
Royal Bank of Scotland Group PLC	91,928	292,641
Royal Mail PLC	20,049	60,105
RSA Insurance Group PLC	20,682	154,966
Sabre Insurance Group PLC (b)	5,012	20,450
Safestore Holdings PLC REIT	4,219	45,048
Saga PLC	22,497	15,796
Sage Group PLC	22,470	222,956
Sanne Group PLC	2,924	26,224
Savills PLC	2,868	43,123
Schroders PLC (c)	2,359	104,190
Schroders PLC (c)	1,017	33,951
SDL PLC	1,818	14,354
Seadrill, Ltd. (a)	1,462	3,411
Segro PLC REIT	21,922	260,558
Senior PLC	8,410	19,263
Serco Group PLC (a)	24,527	52,605
Severn Trent PLC	4,841	161,290
Shaftesbury PLC REIT	2,997	37,519
SIG PLC	11,860	19,325
Signature Aviation PLC	14,193	59,641
Smith & Nephew PLC	18,116	439,785
Smiths Group PLC	7,939	177,425
Softcat PLC	2,440	37,237
Sophos Group PLC (b)	6,999	51,737
Spectris PLC	2,429	93,510
Spirax-Sarco Engineering PLC	1,476	173,829
Spirent Communications PLC	12,266	40,867
SSE PLC	21,087	401,845
SSP Group PLC	8,920	76,809
St James's Place PLC	10,667	164,557
St Modwen Properties PLC	3,889	25,605
Stagecoach Group PLC	8,456	17,923
Standard Chartered PLC	53,509	504,993
Standard Life Aberdeen PLC	48,227	209,619
Subsea 7 SA	4,601	54,951
Synthomer PLC	6,806	31,900
TalkTalk Telecom Group PLC	13,804	21,231
Tate & Lyle PLC	9,391	94,574
Taylor Wimpey PLC	65,761	168,484
TBC Bank Group PLC	748	12,882
TechnipFMC PLC	8,461	179,597
Telecom Plus PLC	1,337	26,603
Tesco PLC	199,873	675,723
TP ICAP PLC	11,294	61,149
Trainline PLC (a)(b)	8,549	57,419
Travis Perkins PLC	5,055	107,280
Tritax Big Box REIT PLC	34,227	67,469
Tullow Oil PLC	28,140	23,858
UK Commercial Property REIT, Ltd.	14,749	17,350
Ultra Electronics Holdings PLC	1,422	39,823

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Unilever NV	29,439	$1,692,909
Unilever PLC	23,654	1,363,258
UNITE Group PLC REIT	7,354	122,752
United Utilities Group PLC	13,671	170,856
Vesuvius PLC	4,404	29,171
Victrex PLC	1,732	57,224
Virgin Money UK PLC	24,971	62,373
Vodafone Group PLC	542,877	1,055,464
Weir Group PLC	5,206	104,105
WH Smith PLC	2,165	74,570
Whitbread PLC	2,679	171,985
William Hill PLC	18,059	45,084
Wm Morrison Supermarkets PLC	48,118	127,361
Workspace Group PLC REIT	2,571	40,463
WPP PLC	26,004	367,397
		54,473,312
UNITED STATES — 0.3%
Carnival PLC	3,230	155,925
Ferguson PLC	4,765	432,402
QIAGEN NV (a)	4,629	158,271
		746,598
TOTAL COMMON STOCKS (Cost $205,575,590)		224,156,006

RIGHTS — 0.0% (d)
NORWAY — 0.0% (d)
XXL ASA (expiring 10/19/25)	214	43
SPAIN — 0.0% (d)
Faes Farma SA, (expiring 12/19/30) (a) (c)	5,577	894
Repsol SA, (expiring 1/21/20) (a)	30,100	14,292
		15,186
TOTAL RIGHTS (Cost $15,096)		15,229
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (f) (g)	23,093	$23,095
State Street Navigator Securities Lending Portfolio II (h) (i)	664,387	664,387
TOTAL SHORT-TERM INVESTMENTS (Cost $687,482)		687,482
TOTAL INVESTMENTS — 99.7% (Cost $206,278,168)		224,858,717
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		663,343
NET ASSETS — 100.0%		$225,522,060
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2019.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$224,131,043	$24,963	$—	$224,156,006
Rights	14,292	937	—	15,229
Short-Term Investments	687,482	—	—	687,482
TOTAL INVESTMENTS	$224,832,817	$25,900	$—	$224,858,717
See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	113,605	$113,617	$1,052,587	$1,143,111	$3	$(1)	23,093	$23,095	$795
State Street Navigator Securities Lending Portfolio II	—	—	8,498,548	7,834,161	—	—	664,387	664,387	5,098
State Street Navigator Securities Lending Portfolio III	554,184	554,184	5,381,973	5,936,157	—	—	—	—	1,961
Total		$667,801	$14,933,108	$14,913,429	$3	$(1)		$687,482	$7,854
See accompanying notes to schedule of investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BELGIUM — 2.3%
Anheuser-Busch InBev SA	632,482	$51,621,244
FINLAND — 0.7%
Nokia Oyj	4,218,612	15,607,845
FRANCE — 38.8%
Air Liquide SA	354,998	50,288,816
Airbus SE	431,008	63,127,041
AXA SA	1,552,999	43,772,771
BNP Paribas SA	865,443	51,322,197
Danone SA	484,815	40,216,719
Engie SA	1,391,925	22,499,066
EssilorLuxottica SA	222,859	33,971,608
Kering SA	56,145	36,880,904
L'Oreal SA	181,978	53,927,336
LVMH Moet Hennessy Louis Vuitton SE	200,564	93,250,084
Orange SA	1,534,165	22,593,945
Safran SA	271,022	41,876,166
Sanofi	850,494	85,558,339
Schneider Electric SE	413,276	42,447,042
Societe Generale SA	640,000	22,281,166
TOTAL SA	2,000,704	110,492,830
Vinci SA	419,061	46,569,180
Vivendi SA	675,062	19,565,279
		880,640,489
GERMANY — 28.2%
adidas AG	138,482	45,048,243
Allianz SE	313,079	76,752,534
BASF SE	690,418	52,195,836
Bayer AG	700,984	57,290,853
Bayerische Motoren Werke AG	239,868	19,693,070
Daimler AG	631,329	34,986,864
Deutsche Boerse AG	142,348	22,393,946
Deutsche Post AG	735,528	28,079,670
Deutsche Telekom AG	2,438,092	39,874,550
Fresenius SE & Co. KGaA	307,161	17,301,465
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	108,456	32,018,095
SAP SE	816,764	110,311,443
Siemens AG	599,314	78,399,915
Volkswagen AG Preference Shares	137,034	27,109,342
		641,455,826
IRELAND — 1.0%
CRH PLC	593,260	23,753,867
Security Description	Shares	Value
ITALY — 4.8%
Enel SpA	5,839,817	$46,358,315
Eni SpA	1,910,569	29,694,308
Intesa Sanpaolo SpA	12,275,094	32,359,481
		108,412,104
NETHERLANDS — 8.1%
ASML Holding NV	319,326	94,521,491
ING Groep NV	2,917,728	35,004,784
Koninklijke Ahold Delhaize NV	826,251	20,677,862
Koninklijke Philips NV	678,220	33,131,846
		183,335,983
SPAIN — 9.0%
Amadeus IT Group SA	323,136	26,406,016
Banco Bilbao Vizcaya Argentaria SA	4,997,073	27,950,703
Banco Santander SA	12,471,528	52,217,329
Iberdrola SA	4,372,614	45,057,799
Industria de Diseno Textil SA	835,478	29,494,553
Telefonica SA	3,491,013	24,401,498
		205,527,898
UNITED KINGDOM — 6.7%
Linde PLC	414,091	88,687,071
Unilever NV	1,091,939	62,792,661
		151,479,732
TOTAL COMMON STOCKS (Cost $2,277,248,304)		2,261,834,988

SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (b) (c) (Cost $933,618)	933,525	933,618
TOTAL INVESTMENTS — 99.6% (Cost $2,278,181,922)		2,262,768,606
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		8,951,248
NET ASSETS — 100.0%		$2,271,719,854
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.

See accompanying notes to schedule of investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,261,834,988	$—	$—	$2,261,834,988
Short-Term Investment	933,618	—	—	933,618
TOTAL INVESTMENTS	$2,262,768,606	$—	$—	$2,262,768,606
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	300,529	$300,559	$7,700,486	$7,067,397	$(30)	$—	933,525	$933,618	$3,204
State Street Navigator Securities Lending Portfolio II	—	—	68,691,875	68,691,875	—	—	—	—	12,756
State Street Navigator Securities Lending Portfolio III	—	—	11,788,401	11,788,401	—	—	—	—	1,944
Total		$300,559	$88,180,762	$87,547,673	$(30)	$—		$933,618	$17,904
See accompanying notes to schedule of investments.

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRIA — 5.7%
ANDRITZ AG	3,339	$143,924
IMMOFINANZ AG (a)	4,366	117,130
Raiffeisen Bank International AG	6,350	159,593
Verbund AG	3,094	155,383
Voestalpine AG	5,292	147,675
Wienerberger AG	5,453	161,716
		885,421
BELGIUM — 7.7%
Ackermans & van Haaren NV	1,052	164,968
Aedifica SA REIT	1,153	146,508
Cofinimmo SA REIT	1,144	168,222
Colruyt SA	2,748	143,374
Elia System Operator SA	1,576	139,933
Sofina SA	730	157,821
Telenet Group Holding NV	2,315	104,099
Warehouses De Pauw CVA REIT	871	158,582
		1,183,507
FINLAND — 7.4%
Huhtamaki Oyj	4,487	208,417
Kesko Oyj Class B	3,200	226,584
Kojamo Oyj	8,234	149,731
Nokian Renkaat Oyj	6,203	178,458
Orion Oyj Class B	4,906	227,273
Valmet Oyj	6,241	149,638
		1,140,101
FRANCE — 24.9%
Air France-KLM (a)	10,885	121,256
Alten SA	1,362	171,995
Altran Technologies SA	10,668	169,564
Amundi SA (b)	2,842	222,991
BioMerieux	1,997	177,874
Bollore SA	43,092	188,162
Casino Guichard Perrachon SA	2,452	114,774
Christian Dior SE	217	111,268
CNP Assurances	7,002	139,353
Dassault Aviation SA	109	143,152
Elis SA	9,714	201,723
Eurazeo SE	2,413	165,224
Eutelsat Communications SA	7,202	117,141
Faurecia SE	3,471	187,134
ICADE REIT	1,297	141,293
Iliad SA (c)	1,328	172,248
JCDecaux SA	3,524	108,702
Lagardere SCA	4,891	106,674
Remy Cointreau SA	1,003	123,283
Rexel SA	14,251	189,481
Sartorius Stedim Biotech	1,110	184,030
SEB SA	1,136	168,831
Sopra Steria Group	774	124,675
SPIE SA	6,021	122,736
Wendel SA	1,298	172,655
		3,846,219
Security Description	Shares	Value
GERMANY — 22.9%
alstria office REIT-AG	7,423	$139,566
Bechtle AG	1,279	179,747
Carl Zeiss Meditec AG	1,715	218,882
CTS Eventim AG & Co. KGaA	2,555	160,751
Evotec SE (a)	5,737	148,437
Fraport AG Frankfurt Airport Services Worldwide	1,737	147,755
Freenet AG	6,001	137,686
Fuchs Petrolub SE Preference Shares	3,257	161,448
Grand City Properties SA	4,844	116,251
GRENKE AG	1,286	133,166
Hella GmbH & Co. KGaA	2,083	115,365
HelloFresh SE (a)	6,574	137,698
HOCHTIEF AG	1,046	133,499
HUGO BOSS AG	2,965	143,978
K+S AG	8,970	111,915
KION Group AG	3,044	210,344
METRO AG	8,332	134,211
MorphoSys AG (a)	1,496	212,930
Nemetschek SE	2,540	167,648
OSRAM Licht AG	3,543	175,585
ProSiebenSat.1 Media SE	10,111	157,873
TAG Immobilien AG	6,865	170,764
Telefonica Deutschland Holding AG	42,907	124,453
		3,539,952
IRELAND — 1.5%
AIB Group PLC	36,737	128,083
Glanbia PLC (d)	9,393	108,178
Glanbia PLC (d)	109	1,263
		237,524
ITALY — 11.5%
A2A SpA	73,410	137,777
Amplifon SpA	5,843	168,167
Banco BPM SpA (a)	71,007	161,642
DiaSorin SpA	1,221	158,164
Hera SpA	36,529	159,915
Interpump Group SpA	4,005	126,956
Italgas SpA	22,926	140,098
Nexi SpA (a)(b)	11,724	162,923
Pirelli & C SpA (b)	17,874	103,127
Recordati SpA	4,725	199,264
Saipem SpA (a)	26,963	131,838
Unione di Banche Italiane SpA	40,911	133,727
		1,783,598
NETHERLANDS — 11.1%
Aalberts NV	4,495	201,876
Altice Europe NV (a)	26,447	170,639
ASM International NV	2,278	256,089
Euronext NV (b)	2,498	203,711
IMCD NV	2,465	215,270
Koninklijke Vopak NV	3,106	168,502
SBM Offshore NV	7,835	145,905

See accompanying notes to schedule of investments.

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Signify NV (b)	6,015	$188,106
Takeaway.com NV (a)(b)(c)	1,874	172,913
		1,723,011
PORTUGAL — 1.2%
Jeronimo Martins SGPS SA	11,460	188,648
SPAIN — 4.7%
Bankia SA	54,965	117,381
Bolsas y Mercados Espanoles SHMSF SA	3,446	132,986
Inmobiliaria Colonial Socimi SA REIT	12,537	159,867
Mapfre SA	46,586	123,411
Siemens Gamesa Renewable Energy SA (c)	10,512	184,488
		718,133
UNITED KINGDOM — 1.1%
Dialog Semiconductor PLC (a)	3,317	167,960
TOTAL COMMON STOCKS (Cost $15,408,264)		15,414,074

SHORT-TERM INVESTMENT — 2.9%
State Street Navigator Securities Lending Portfolio II (e) (f) (Cost $444,375)	444,375	444,375
TOTAL INVESTMENTS — 102.6% (Cost $15,852,639)		15,858,449
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(396,369)
NET ASSETS — 100.0%		$15,462,080

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.8% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2019.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,414,074	$—	$—	$15,414,074
Short-Term Investment	444,375	—	—	444,375
TOTAL INVESTMENTS	$15,858,449	$—	$—	$15,858,449
See accompanying notes to schedule of investments.

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45	$45	$99,960	$100,005	$—	$—	—	$—	$54
State Street Navigator Securities Lending Portfolio II	—	—	1,535,262	1,090,887	—	—	444,375	444,375	2,052
State Street Navigator Securities Lending Portfolio III	440,165	440,165	462,378	902,543	—	—	—	—	1,073
Total		$440,210	$2,097,600	$2,093,435	$—	$—		$444,375	$3,179
See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
CHINA — 48.5%
21Vianet Group, Inc. ADR (a)	10,895	$78,989
360 Security Technology, Inc. Class A	15,500	52,318
3SBio, Inc. (a)(b)	48,000	62,219
500.com, Ltd. Class A, ADR (a)(c)	1,985	17,071
51job, Inc. ADR (a)	3,245	275,500
58.com, Inc. ADR (a)	8,066	522,112
5I5J Holding Group Co., Ltd. Class A	80,300	49,689
AAC Technologies Holdings, Inc. (c)	80,500	702,533
Addsino Co., Ltd. Class A (a)	31,300	45,927
Advanced Technology & Materials Co., Ltd. Class A (a)	49,500	47,331
AECC Aero-Engine Control Co., Ltd. Class A	37,700	70,743
AECC Aviation Power Co., Ltd. Class A	15,800	49,180
Aerospace CH UAV Co., Ltd.	35,100	55,937
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	29,800	47,919
Agile Group Holdings, Ltd.	385,598	579,995
Agricultural Bank of China, Ltd. Class A	677,300	358,820
Agricultural Bank of China, Ltd. Class H	3,122,000	1,374,324
Air China, Ltd. Class H	425,414	431,867
Alibaba Group Holding, Ltd. ADR (a)	172,997	36,692,664
Aluminum Corp. of China, Ltd. Class H (a)	800,304	274,239
Angang Steel Co., Ltd. Class H (c)	413,616	171,991
Anhui Conch Cement Co., Ltd. Class H	206,750	1,507,149
Anhui Expressway Co., Ltd. Class H	32,000	18,933
Anhui Guangxin Agrochemical Co., Ltd. Class A	31,000	66,716
Anhui Gujing Distillery Co., Ltd. Class B	16,000	145,404
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	78,988	67,816
Anhui Jiangnan Chemical Industry Co., Ltd. Class A (a)	72,400	56,962
Anhui Jinhe Industrial Co., Ltd. Class A	18,300	59,405
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	38,400	57,998
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A (a)	58,300	62,024
ANTA Sports Products, Ltd.	126,000	1,127,917
Apeloa Pharmaceutical Co., Ltd. Class A	34,800	64,802
Security Description	Shares	Value
ArtGo Holdings, Ltd. (a)	190,000	$6,340
Autobio Diagnostics Co., Ltd. Class A	10,400	143,910
Autohome, Inc. ADR (a)(c)	5,854	468,379
Avary Holding Shenzhen Co., Ltd. Class A	10,800	69,621
AVIC Aircraft Co., Ltd. Class A	32,200	75,725
AVIC Electromechanical Systems Co., Ltd. Class A	54,400	54,204
Avic Heavy Machinery Co., Ltd. Class A	34,200	50,231
AVIC International Holding HK, Ltd.	834,621	17,995
AVIC Jonhon Optronic Technology Co., Ltd. Class A	10,400	58,322
AVIC Shenyang Aircraft Co., Ltd. Class A (a)	18,200	82,571
AviChina Industry & Technology Co., Ltd. Class H	504,000	227,039
AVICOPTER PLC Class A	10,600	72,608
BAIC Motor Corp., Ltd. Class H (b)	223,000	126,500
Baidu, Inc. ADR (a)	32,910	4,159,824
Bank of China, Ltd. Class H	10,520,466	4,496,156
Bank of Communications Co., Ltd. Class H	2,872,630	2,042,451
Bank of Ningbo Co., Ltd. Class A	23,000	92,956
Bank of Shanghai Co., Ltd. Class A	74,000	100,825
Baozun, Inc. ADR (a)(c)	2,748	91,014
BBMG Corp. Class H (c)	275,000	84,351
Beibuwan Port Co., Ltd. Class A	40,600	52,170
BeiGene, Ltd. ADR (a)(c)	5,345	885,987
Beijing BDStar Navigation Co., Ltd. Class A	15,700	56,893
Beijing Capital International Airport Co., Ltd. Class H	120,000	116,276
Beijing Capital Land, Ltd. Class H (c)	126,000	35,414
Beijing Changjiu Logistics Corp. Class A	35,000	52,361
Beijing Dahao Technology Corp., Ltd. Class A	40,500	55,065
Beijing Enterprises Clean Energy Group, Ltd. (a)	2,030,400	16,156
Beijing Enterprises Holdings, Ltd.	88,000	403,758
Beijing Enterprises Water Group, Ltd. (a)	512,000	258,898
Beijing Jingcheng Machinery Electric Co., Ltd. Class A (a)	60,700	52,289
Beijing Jingyuntong Technology Co., Ltd. Class A	115,000	49,532
Beijing Shiji Information Technology Co., Ltd. Class A	10,400	58,233
Beijing SL Pharmaceutical Co., Ltd. Class A	26,500	50,031
Beijing Teamsun Technology Co., Ltd. Class A (a)	27,200	40,262

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Beijing Tiantan Biological Products Corp., Ltd. Class A	25,297	$101,476
Berry Genomics Co., Ltd. Class A (a)	17,200	90,381
BEST, Inc. ADR (a)(c)	14,646	81,432
Bestsun Energy Co., Ltd. Class A	56,800	55,453
Better Life Commercial Chain Share Co., Ltd. Class A	54,500	71,205
Biem.L.Fdlkk Garment Co., Ltd. Class A	13,200	49,217
Bitauto Holdings, Ltd. ADR (a)	3,041	45,128
Blue Sail Medical Co., Ltd. Class A	29,500	51,417
BOE Technology Group Co., Ltd. Class A	159,000	103,639
BOE Technology Group Co., Ltd. Class B	165,800	64,900
Brilliance China Automotive Holdings, Ltd.	402,000	416,869
BTG Hotels Group Co., Ltd. Class A	20,600	60,956
BYD Co., Ltd. Class H (c)	105,800	527,520
BYD Electronic International Co., Ltd. (c)	89,500	172,067
Cangzhou Mingzhu Plastic Co., Ltd. Class A	131,500	73,820
CAR, Inc. (a)(c)	201,043	137,266
CCOOP Group Co., Ltd. Class A (a)	157,300	53,975
CCS Supply Chain Management Co., Ltd. Class A	64,700	64,838
CECEP Solar Energy Co., Ltd. Class A	114,000	59,904
CGN Nuclear Technology Development Co., Ltd. Class A	49,400	48,725
CGN Power Co., Ltd. Class H (b)	1,470,000	392,413
Chacha Food Co., Ltd. Class A	15,300	74,620
Changchun Faway Automobile Components Co., Ltd. Class A	29,100	50,511
Changjiang Securities Co., Ltd. Class A	50,400	51,665
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	34,300	62,295
Chengdu Hongqi Chain Co., Ltd. Class A	83,897	90,942
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	10,700	56,794
Chengtun Mining Group Co., Ltd. Class A	67,600	51,342
China Aerospace International Holdings, Ltd.	308,000	19,171
China Aerospace Times Electronics Co., Ltd. Class A (a)	74,100	63,619
China Agri-Industries Holdings, Ltd.	301,000	159,543
China Animal Healthcare, Ltd. (a)(d)	305,700	—
Security Description	Shares	Value
China Aoyuan Group, Ltd.	75,000	$122,244
China Avionics Systems Co., Ltd. Class A	30,197	61,737
China Baoan Group Co., Ltd. Class A	82,900	73,674
China Bester Group Telecom Co., Ltd. Class A	12,400	38,258
China Biologic Products Holdings, Inc. (a)(c)	2,282	265,579
China Building Material Test & Certification Group Co., Ltd. Class A	28,600	99,697
China Cinda Asset Management Co., Ltd. Class H	1,256,600	285,452
China CITIC Bank Corp., Ltd. Class H	1,519,341	910,614
China Coal Energy Co., Ltd. Class H	746,000	295,842
China Common Rich Renewable Energy Investment, Ltd. (a)(c)(d)	5,962,000	—
China Communications Construction Co., Ltd. Class H	676,000	550,912
China Communications Services Corp., Ltd. Class H	146,000	106,430
China Conch Venture Holdings, Ltd.	169,100	737,878
China Construction Bank Corp. Class H	11,935,148	10,308,728
China Dili Group (a)(c)	231,600	72,823
China Dongxiang Group Co., Ltd.	539,000	59,491
China Eastern Airlines Corp., Ltd. Class H (a)	210,000	116,430
China Education Group Holdings, Ltd.	60,000	78,544
China Everbright Bank Co., Ltd. Class A	287,530	182,050
China Everbright International, Ltd.	450,000	360,956
China Evergrande Group (a)(c)	375,000	1,039,554
China Fangda Group Co., Ltd. Class B	135,850	57,361
China Film Co., Ltd. Class A	23,000	50,259
China Fortune Land Development Co., Ltd. Class A	13,600	56,039
China Galaxy Securities Co., Ltd. Class A	32,100	53,507
China Galaxy Securities Co., Ltd. Class H	391,600	230,684
China Great Wall Securities Co., Ltd. Class A	21,800	43,380
China Harmony New Energy Auto Holding, Ltd. (c)	74,500	37,480
China Huishan Dairy Holdings Co., Ltd. (a)(c)(d)	549,000	—
China Huiyuan Juice Group, Ltd. (a)(c)(d)	157,000	20,351

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
China Index Holdings, Ltd. ADR (a)(c)	6,175	$22,477
China International Marine Containers Group Co., Ltd. Class H	112,600	105,059
China International Travel Service Corp., Ltd. Class A	14,700	187,730
China Jinmao Holdings Group, Ltd.	222,000	172,943
China Kings Resources Group Co., Ltd. Class A	17,600	52,534
China Lesso Group Holdings, Ltd.	153,000	196,164
China Life Insurance Co., Ltd. Class H	1,044,708	2,902,786
China Lilang, Ltd.	93,000	75,911
China Literature, Ltd. (a)(b)(c)	11,600	48,384
China Longyuan Power Group Corp., Ltd. Class H	552,000	349,259
China Machinery Engineering Corp. Class H	90,000	36,269
China Medical System Holdings, Ltd.	181,000	260,636
China Meheco Co., Ltd. Class A	27,900	52,274
China Mengniu Dairy Co., Ltd.	383,780	1,551,512
China Merchants Bank Co., Ltd. Class A	150,000	809,315
China Merchants Bank Co., Ltd. Class H	416,260	2,139,584
China Merchants Energy Shipping Co., Ltd. Class A	108,900	129,145
China Merchants Port Holdings Co., Ltd.	427,606	723,305
China Merchants Securities Co., Ltd. Class A	33,897	89,011
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	41,000	116,964
China Minsheng Banking Corp., Ltd. Class H	1,194,720	903,116
China Molybdenum Co., Ltd. Class H (c)	456,000	195,467
China National Accord Medicines Corp., Ltd. Class B	34,900	123,174
China National Building Material Co., Ltd. Class H	448,000	500,218
China National Medicines Corp., Ltd. Class A	16,800	65,824
China Oilfield Services, Ltd. Class H	176,557	276,897
China Overseas Land & Investment, Ltd.	531,084	2,068,636
China Overseas Property Holdings, Ltd.	277,361	174,423
China Pacific Insurance Group Co., Ltd. Class A	20,300	110,285
China Pacific Insurance Group Co., Ltd. Class H	333,000	1,312,033
Security Description	Shares	Value
China Petroleum & Chemical Corp. Class H	3,093,726	$1,862,160
China Power International Development, Ltd.	303,000	64,941
China Railway Construction Corp., Ltd. Class H	276,500	302,696
China Railway Group, Ltd. Class H	697,000	430,269
China Resources Beer Holdings Co., Ltd.	201,357	1,113,797
China Resources Gas Group, Ltd.	100,000	549,295
China Resources Medical Holdings Co., Ltd.	75,500	43,797
China Resources Power Holdings Co., Ltd.	360,437	506,068
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	12,100	55,035
China Science Publishing & Media, Ltd. Class A	30,100	47,364
China Shenhua Energy Co., Ltd. Class H	512,540	1,070,889
China Shipbuilding Industry Co., Ltd. Class A	125,400	94,341
China Silver Group, Ltd. (a)	84,000	9,056
China Singyes Solar Technologies Holdings, Ltd. (a)	75,600	8,344
China South City Holdings, Ltd.	436,000	55,397
China Southern Airlines Co., Ltd. Class H	256,000	172,160
China Spacesat Co., Ltd. Class A	29,500	90,510
China Taiping Insurance Holdings Co., Ltd.	137,341	340,541
China Telecom Corp., Ltd. Class H	2,319,320	955,494
China Tower Corp., Ltd. Class H (b)	4,244,000	936,841
China TransInfo Technology Co., Ltd. Class A	31,900	82,622
China Travel International Investment Hong Kong, Ltd.	292,000	51,716
China Unicom Hong Kong, Ltd.	864,172	814,064
China Union Holdings, Ltd. Class A	86,300	53,402
China United Network Communications, Ltd. Class A	93,700	79,236
China Vanke Co., Ltd. Class A	67,000	309,550
China Vanke Co., Ltd. Class H	157,100	670,394
China Wuyi Co., Ltd. Class A	101,558	50,887
China Yangtze Power Co., Ltd. Class A	132,700	350,176
China Yongda Automobiles Services Holdings, Ltd.	109,500	99,778
China Yurun Food Group, Ltd. (a)	185,659	19,300
China Zhenhua Group Science & Technology Co., Ltd. Class A	21,000	51,707
Chinasoft International, Ltd.	216,000	121,974
Chlitina Holding, Ltd.	33,000	262,001

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Chong Sing Holdings FinTech Group (a)	2,260,000	$3,481
Chongqing Brewery Co., Ltd. Class A	10,400	77,584
Chongqing Changan Automobile Co., Ltd. Class B	101,800	61,406
Chongqing Dima Industry Co., Ltd. Class A	105,400	54,174
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	18,300	48,475
Chongqing Gas Group Corp., Ltd. Class A	50,600	52,742
Chongqing Rural Commercial Bank Co., Ltd. Class H	222,000	113,396
Chongqing Zongshen Power Machinery Co., Ltd. Class A	60,600	50,637
Chow Tai Seng Jewellery Co., Ltd. Class A	17,288	47,259
CIFI Holdings Group Co., Ltd.	226,000	191,142
CITIC Resources Holdings, Ltd.	346,000	21,315
CITIC Securities Co., Ltd. Class A	50,500	183,435
CITIC Securities Co., Ltd. Class H	239,500	546,512
CITIC Telecom International Holdings, Ltd.	221,000	80,551
CITIC, Ltd.	679,000	908,029
CMST Development Co., Ltd. Class A	107,400	80,336
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	90,100	56,530
CNOOC, Ltd.	1,760,249	2,927,799
Cogobuy Group (a)(b)(c)	68,000	11,345
Colour Life Services Group Co., Ltd.	91,000	50,219
Consun Pharmaceutical Group, Ltd.	194,400	115,765
COSCO SHIPPING Development Co., Ltd. Class H	1,371,339	161,918
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	277,215	130,926
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	173,800	131,501
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	25,000	10,139
COSCO SHIPPING Ports, Ltd.	39,239	32,129
Cosmo Lady China Holdings Co., Ltd. (b)	98,000	13,835
Country Garden Holdings Co., Ltd.	844,717	1,352,970
Country Garden Services Holdings Co., Ltd.	98,865	333,069
CQ Pharmaceutical Holding Co., Ltd. Class A (a)	71,700	59,294
CRRC Corp., Ltd. Class H	569,000	414,785
CSC Financial Co., Ltd. Class A	18,500	80,745
CSG Holding Co., Ltd. Class B	171,450	54,350
CSPC Pharmaceutical Group, Ltd.	476,000	1,135,050
Security Description	Shares	Value
CSSC Offshore and Marine Engineering Group Co., Ltd. Class A (a)	19,200	$40,660
CT Environmental Group, Ltd. (a)(d)	438,000	9,556
CTS International Logistics Corp., Ltd. Class A	50,600	45,841
CWT International, Ltd. (a)(d)	463,400	5,888
D&O Home Collection Co., Ltd. Class A	19,700	70,851
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	34,800	57,457
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	106,000	48,852
Datang International Power Generation Co., Ltd. Class H	410,000	78,403
Datong Coal Industry Co., Ltd. Class A (a)	160,600	101,454
Dazhong Transportation Group Co., Ltd. Class B	224,950	98,753
Dazzle Fashion Co., Ltd. Class A	16,387	59,712
Deppon Logistics Co., Ltd. Class A	26,600	42,429
DHC Software Co., Ltd. Class A	92,700	137,350
Digital China Group Co., Ltd. Class A	34,100	97,182
Digital China Information Service Co., Ltd. Class A	38,500	81,863
Dongfang Electric Corp., Ltd. Class H	12,400	7,480
Dongfeng Motor Group Co., Ltd. Class H	502,468	472,688
Dongguan Development Holdings Co., Ltd. Class A	42,300	50,042
Double Medical Technology, Inc. Class A	13,300	112,833
Easysight Supply Chain Management Co., Ltd. Class A (a)	28,900	57,923
Ecovacs Robotics Co., Ltd. Class A	15,000	43,696
EGLS Co., Ltd. Class A (a)	117,000	52,913
Everbright Securities Co., Ltd. Class A	30,700	57,740
Fanhua, Inc. ADR (c)	9,923	257,700
Far East Horizon, Ltd.	168,000	157,396
FAW CAR Co., Ltd. Class A	42,900	61,408
FAWER Automotive Parts Co., Ltd. Class A	73,400	50,162
FIH Mobile, Ltd. (a)	331,000	64,146
First Tractor Co., Ltd. Class H (a)	68,000	15,360
Flat Glass Group Co., Ltd. Class A	33,000	57,470
Focus Media Information Technology Co., Ltd. Class A	103,200	92,752
Foshan Gas Group Co., Ltd. Class A	22,100	48,927
Foshan Haitian Flavouring & Food Co., Ltd. Class A	18,000	277,838

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Founder Securities Co., Ltd. Class A	52,100	$64,852
Foxconn Industrial Internet Co., Ltd. Class A	26,000	68,200
Fufeng Group, Ltd.	125,000	55,026
Fujian Star-net Communication Co., Ltd. Class A	12,900	65,860
Fujian Sunner Development Co., Ltd. Class A	13,600	47,018
Fuyao Glass Industry Group Co., Ltd. Class A	20,000	68,886
Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd. Class A	345,800	128,090
GCI Science & Technology Co., Ltd. Class A	29,596	57,873
GCL System Integration Technology Co., Ltd. Class A (a)	72,700	61,687
GDS Holdings, Ltd. ADR (a)	5,953	307,056
Geely Automobile Holdings, Ltd.	588,000	1,150,071
Gem-Year Industrial Co., Ltd. Class A (a)	58,700	49,555
Genimous Technology Co., Ltd. Class A	42,900	55,679
Genscript Biotech Corp. (a)(c)	76,000	172,643
Getein Biotech, Inc. Class A	18,100	59,899
GF Securities Co., Ltd. Class H	120,200	146,397
Giant Network Group Co., Ltd. Class A	20,000	51,858
Global Top E-Commerce Co., Ltd. Class A	52,800	58,522
Glodon Co., Ltd. Class A	12,600	61,470
GoerTek, Inc. Class A	33,000	94,378
Golden Eagle Retail Group, Ltd.	102,000	113,627
Goldenmax International Technology, Ltd. Class A (a)	39,500	48,601
GOME Retail Holdings, Ltd. (a)(c)	1,723,322	159,243
Goodbaby International Holdings, Ltd. (a)	279,000	61,946
Grandblue Environment Co., Ltd. Class A	20,428	51,443
Great Wall Motor Co., Ltd. Class H (c)	400,000	295,695
Greattown Holdings, Ltd. Class A	46,500	39,055
Gree Electric Appliances, Inc. of Zhuhai Class A	49,000	461,357
Gree Real Estate Co., Ltd. Class A (a)	75,100	52,186
Greentown China Holdings, Ltd.	114,000	140,016
Grinm Advanced Materials Co., Ltd. Class A	32,200	56,401
Guangdong Haid Group Co., Ltd. Class A	10,900	56,338
Guangdong Hongda Blasting Co., Ltd. Class A	25,000	67,658
Security Description	Shares	Value
Guangdong Hotata Technology Group Co., Ltd. Class A	23,900	$47,593
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	66,600	49,148
Guangdong Vanward New Electric Co., Ltd. Class A	50,700	69,661
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	43,000	101,803
Guangshen Railway Co., Ltd. Class H	74,500	23,903
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	18,700	90,316
Guangzhou Automobile Group Co., Ltd. Class H	406,844	506,479
Guangzhou Baiyun International Airport Co., Ltd. Class A	18,800	47,100
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	80,000	273,108
Guangzhou Haige Communications Group, Inc. Co. Class A	37,000	57,531
Guangzhou Holike Creative Home Co., Ltd. Class A	40,100	94,073
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	10,392	76,420
Guangzhou R&F Properties Co., Ltd. Class H (c)	256,976	474,257
Guangzhou Restaurant Group Co., Ltd. Class A	11,400	49,707
Guizhou Panjiang Refined Coal Co., Ltd. Class A	126,184	110,692
Guizhou Space Appliance Co., Ltd. Class A	22,400	85,449
Guocheng Mining Co., Ltd. Class A (a)	49,900	98,222
Guomai Technologies, Inc. Class A	48,900	56,587
Guosen Securities Co., Ltd. Class A	39,600	71,352
Guotai Junan International Holdings, Ltd. (c)	286,000	50,653
Guotai Junan Securities Co., Ltd. Class A	39,400	104,593
Haidilao International Holding, Ltd. (b)(c)	41,000	164,699
Haier Smart Home Co., Ltd. Class A	38,200	106,947
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	14,400	51,500
Hainan Strait Shipping Co., Ltd. Class A	49,900	91,702
Haining China Leather Market Co., Ltd. Class A	88,200	55,211
Haisco Pharmaceutical Group Co., Ltd. Class A	19,400	56,709

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Haitian International Holdings, Ltd.	79,000	$191,422
Haitong Securities Co., Ltd. Class A	26,700	59,264
Haitong Securities Co., Ltd. Class H	376,000	444,436
Hang Zhou Great Star Industrial Co., Ltd. Class A	54,600	84,191
Hangcha Group Co., Ltd. Class A	33,500	61,948
Hangzhou First Applied Material Co., Ltd. Class A	12,500	87,220
Hangzhou Hangyang Co., Ltd. Class A	27,300	52,757
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	74,300	349,250
Hangzhou Jiebai Group Co., Ltd. Class A	216,800	158,433
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (a)	204,894	113,844
Hangzhou Robam Appliances Co., Ltd. Class A	15,600	75,725
Hangzhou Silan Microelectronics Co., Ltd. Class A	20,900	46,420
Han's Laser Technology Industry Group Co., Ltd. Class A	10,400	59,726
Hansoh Pharmaceutical Group Co., Ltd. (a)(b)	40,000	132,960
Harbin Boshi Automation Co., Ltd. Class A	40,589	61,305
Health & Happiness H&H International Holdings, Ltd.	27,000	111,752
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,100	67,925
Henan Lingrui Pharmaceutical Co. Class A	43,200	61,403
Hengan International Group Co., Ltd.	98,500	701,603
Hengdian Entertainment Co., Ltd. Class A	24,000	64,814
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	53,200	62,632
Hengli Petrochemical Co., Ltd. Class A	32,000	73,876
Hexing Electrical Co., Ltd. Class A	20,600	48,209
Hisense Home Appliances Group Co., Ltd. Class A	49,600	87,804
Hua Hong Semiconductor, Ltd. (b)(c)	34,000	77,322
Huada Automotive Technology Corp., Ltd. Class A	26,200	55,634
Huadian Fuxin Energy Corp., Ltd. Class H	232,000	47,342
Huadian Power International Corp., Ltd. Class H	254,000	96,491
Huadong Medicine Co., Ltd. Class A	20,100	70,356
Security Description	Shares	Value
Hualan Biological Engineering, Inc. Class A	18,696	$94,350
Huaneng Power International, Inc. Class H	680,472	344,087
Huaneng Renewables Corp., Ltd. Class H	436,000	169,547
Huangshan Tourism Development Co., Ltd. Class B	53,500	47,883
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	129,200	172,094
Huatai Securities Co., Ltd. Class A	70,200	204,699
Huatai Securities Co., Ltd. Class H (b)	79,800	141,128
Huaxin Cement Co., Ltd. Class B	31,300	65,010
Huayu Automotive Systems Co., Ltd. Class A	18,800	70,151
Huazhu Group, Ltd. ADR (c)	17,174	688,162
Hubei Biocause Pharmaceutical Co., Ltd. Class A	51,500	52,053
Huizhou Desay Sv Automotive Co., Ltd. Class A	15,100	65,754
Hunan Aihua Group Co., Ltd. Class A	18,200	57,016
Hundsun Technologies, Inc. Class A	10,400	116,062
Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia Class A	66,100	82,184
HUYA, Inc. ADR (a)(c)	5,800	104,110
HY Energy Group Co., Ltd. Class A	78,100	93,068
Hytera Communications Corp., Ltd. Class A	34,500	41,657
Iflytek Co., Ltd. Class A	15,800	78,216
IKD Co., Ltd. Class A	33,500	67,047
Industrial & Commercial Bank of China, Ltd. Class A	355,700	300,283
Industrial & Commercial Bank of China, Ltd. Class H	8,642,138	6,654,795
Industrial Bank Co., Ltd. Class A	143,300	407,362
INESA Intelligent Tech, Inc. Class B	566,200	345,382
Inner Mongolia Xingye Mining Co., Ltd. Class A (a)	61,000	43,527
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	29,700	131,931
Inner Mongolia Yitai Coal Co., Ltd. Class B	228,381	184,989
Innovent Biologics, Inc. (a)(b)	72,000	245,335
iQIYI, Inc. ADR (a)(c)	23,532	496,761
IReader Technology Co., Ltd. Class A	24,000	58,371
Jack Sewing Machine Co., Ltd. Class A	17,500	52,662
Jason Furniture Hangzhou Co., Ltd. Class A	10,700	70,251

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	35,200	$58,472
JD.com, Inc. ADR (a)	105,396	3,713,101
Jiajiayue Group Co., Ltd. Class A	20,700	72,337
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	343,500	79,400
Jiangsu Etern Co., Ltd. Class A	84,400	54,529
Jiangsu Expressway Co., Ltd. Class H	412,299	565,127
Jiangsu Flowers King Horticulture Co., Ltd. Class A	48,400	47,739
Jiangsu Guotai International Group Co., Ltd. Class A	146,100	144,104
Jiangsu Hengli Hydraulic Co., Ltd. Class A	10,596	75,684
Jiangsu Hengrui Medicine Co., Ltd. Class A	36,000	452,355
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	35,100	74,280
Jiangsu King's Luck Brewery JSC, Ltd. Class A	12,800	60,130
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	65,300	51,001
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	10,400	164,993
Jiangsu Yangnong Chemical Co., Ltd. Class A	10,400	102,475
Jiangsu Yoke Technology Co., Ltd. Class A	19,300	64,286
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	20,897	60,965
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	45,100	68,312
Jiangxi Copper Co., Ltd. Class H	303,578	417,664
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	28,700	63,003
Jiangxi Zhengbang Technology Co., Ltd. Class A	21,100	49,076
Jiayou International Logistics Co., Ltd. Class A	16,880	74,353
JinkoSolar Holding Co., Ltd. ADR (a)(c)	3,809	85,664
Jinneng Science&Technology Co., Ltd. Class A	33,000	51,122
Jinxi Axle Co., Ltd. Class A	82,100	49,506
Jinyu Bio-Technology Co., Ltd. Class A	20,900	56,172
Jizhong Energy Resources Co., Ltd. Class A	182,300	95,794
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	39,600	58,844
Joinn Laboratories China Co., Ltd. Class A	10,400	86,304
Jointown Pharmaceutical Group Co., Ltd. Class A	27,000	54,852
Joy City Property, Ltd.	504,000	55,628
Security Description	Shares	Value
Joyoung Co., Ltd. Class A	29,000	$104,756
JOYY, Inc. ADR (a)	4,207	222,088
Juewei Food Co., Ltd. Class A	10,400	69,357
Jumei International Holding, Ltd. ADR (a)	2,925	5,996
Kama Co., Ltd. Class B (a)	242,449	115,891
Kangda International Environmental Co., Ltd. (a)(b)	230,000	23,024
Keda Clean Energy Co., Ltd. Class A (a)	86,100	53,525
KingClean Electric Co., Ltd. Class A	18,000	61,170
Kingdee International Software Group Co., Ltd.	259,000	258,940
Kingsoft Corp., Ltd. (a)(c)	113,000	292,949
Konka Group Co., Ltd. Class B	389,500	122,472
KTK Group Co., Ltd. Class A	33,358	49,856
Kuang-Chi Technologies Co., Ltd. Class A (a)	39,500	51,890
Kunlun Energy Co., Ltd.	466,000	411,468
Kunshan Kersen Science & Technology Co., Ltd. Class A	46,600	69,514
Kunwu Jiuding Investment Holdings Co., Ltd. Class A	16,500	60,242
Kweichow Moutai Co., Ltd. Class A	10,400	1,766,394
KWG Group Holdings, Ltd.	190,951	267,613
Lao Feng Xiang Co., Ltd. Class B	63,779	208,621
Launch Tech Co., Ltd. Class H	29,600	12,118
Lenovo Group, Ltd.	829,703	556,912
LexinFintech Holdings, Ltd. ADR (a)	7,875	109,384
Leyou Technologies Holdings, Ltd. (a)(c)	255,800	76,492
Li Ning Co., Ltd.	254,374	762,293
Lifetech Scientific Corp. (a)	284,000	54,308
Lingyi iTech Guangdong Co. Class A (a)	45,800	71,345
Lionco Pharmaceutical Group Co., Ltd. Class A	66,100	69,657
Livzon Pharmaceutical Group, Inc. Class H	45,397	141,287
Longfor Group Holdings, Ltd. (b)	95,500	447,361
LONGi Green Energy Technology Co., Ltd. Class A	40,100	142,952
Luckin Coffee, Inc. ADR (a)(c)	3,100	122,016
Luenmei Quantum Co., Ltd. Class A	36,400	68,774
Luolai Lifestyle Technology Co., Ltd. Class A	40,200	52,406
Luthai Textile Co., Ltd. Class B	52,600	48,065
Luxshare Precision Industry Co., Ltd. Class A	49,700	260,447
Luye Pharma Group, Ltd. (b)	224,500	168,264
Luzhou Laojiao Co., Ltd. Class A	11,700	145,604
Maoye Commericial Co., Ltd. Class A	77,400	52,229

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Markor International Home Furnishings Co., Ltd. Class A	93,100	$59,214
Mayinglong Pharmaceutical Group Co., Ltd. Class A	21,400	53,737
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	48,100	102,828
Meituan Dianping Class B (a)(c)	393,600	5,147,442
Metallurgical Corp. of China, Ltd. Class H	484,000	108,704
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	11,100	63,826
Minth Group, Ltd.	92,000	324,700
MLS Co., Ltd. Class A	34,200	66,827
Momo, Inc. ADR	15,529	520,221
Montnets Rongxin Technology Group Co., Ltd. Class A (a)	21,100	57,952
Muyuan Foodstuff Co., Ltd. Class A	17,700	225,635
NanJi E-Commerce Co., Ltd. Class A (a)	40,600	63,595
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	10,848	64,604
Nanjing Well Pharmaceutical Co., Ltd. Class A	10,575	53,610
Nanjing Xinjiekou Department Store Co., Ltd. Class A (a)	29,700	43,110
National Agricultural Holdings, Ltd. (a)(c)(d)	112,000	—
NavInfo Co., Ltd. Class A	28,100	64,953
NetEase, Inc. ADR	10,857	3,329,190
New China Life Insurance Co., Ltd. Class A	10,400	73,388
New China Life Insurance Co., Ltd. Class H	88,800	381,786
New Hope Liuhe Co., Ltd. Class A	34,300	98,244
New Oriental Education & Technology Group, Inc. ADR (a)	16,217	1,966,311
Newland Digital Technology Co., Ltd. Class A	20,499	46,736
Ningbo Huaxiang Electronic Co., Ltd. Class A	25,500	56,600
Ningbo Jifeng Auto Parts Co., Ltd. Class A	42,700	49,535
Ningbo Tuopu Group Co., Ltd. Class A	32,200	80,579
Ningbo Xusheng Auto Technology Co., Ltd. Class A	13,500	65,803
NIO, Inc. ADR (a)(c)	56,306	226,350
Noah Holdings, Ltd. ADR (a)(c)	2,974	105,190
Northeast Pharmaceutical Group Co., Ltd. Class A (a)	45,159	48,367
Offcn Education Technology Co., Ltd. Class A	28,100	72,135
Offshore Oil Engineering Co., Ltd. Class A	26,400	27,972
Security Description	Shares	Value
Oppein Home Group, Inc. Class A	10,400	$174,698
Orient Securities Co., Ltd. Class A	34,500	53,297
PCI-Suntek Technology Co., Ltd. Class A	52,590	70,823
Pengxin International Mining Co., Ltd. Class A (a)	71,300	47,601
People's Insurance Co. Group of China, Ltd. Class A	40,900	44,569
People's Insurance Co. Group of China, Ltd. Class H	627,000	260,720
Perfect World Co., Ltd. Class A	12,700	80,483
PetroChina Co., Ltd. Class H	2,635,208	1,322,373
PICC Property & Casualty Co., Ltd. Class H	948,433	1,142,969
Pinduoduo, Inc. ADR (a)	39,166	1,481,258
Ping An Bank Co., Ltd. Class A	105,100	248,221
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	21,000	153,219
Ping An Insurance Group Co. of China, Ltd. Class A	78,100	958,260
Ping An Insurance Group Co. of China, Ltd. Class H	592,728	7,006,115
Pingdingshan Tianan Coal Mining Co., Ltd. Class A (a)	129,600	74,800
Poly Culture Group Corp., Ltd. Class H	32,200	22,068
Poly Developments and Holdings Group Co., Ltd. Class A	67,000	155,641
Poly Property Group Co., Ltd.	312,000	129,336
Postal Savings Bank of China Co., Ltd. Class H (b)	329,000	223,787
Qianhe Condiment and Food Co., Ltd. Class A	17,400	53,111
Qingdao East Steel Tower Stock Co., Ltd. Class A	57,600	62,437
Qingdao Topscomm Communication, Inc. Class A	15,900	39,538
Qudian, Inc. ADR (a)(c)	14,530	68,436
Rainbow Department Store Co., Ltd. Class A	31,100	47,107
Raisecom Technology Co., Ltd. Class A	25,400	47,043
SAIC Motor Corp., Ltd. Class A	41,100	140,734
Sailun Group Co., Ltd. Class A	85,900	55,128
Sanan Optoelectronics Co., Ltd. Class A	33,100	87,251
Sany Heavy Industry Co., Ltd. Class A	55,100	134,879
SDIC Capital Co., Ltd. Class A	30,198	65,641
Seazen Group, Ltd. (c)	88,000	107,066
Seazen Holdings Co., Ltd. Class A	17,500	97,284
Semiconductor Manufacturing International Corp. (a)(c)	376,883	577,528
SF Holding Co., Ltd. Class A	15,100	80,626
Shaan Xi Provincial Natural Gas Co., Ltd. Class A	57,300	58,985
Shaanxi Aerospace Power Hi-Tech Co., Ltd. Class A	34,800	45,716

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Shaanxi Coal Industry Co., Ltd. Class A	77,800	$100,417
Shaanxi Heimao Coking Co., Ltd. Class A	126,800	58,256
Shandong Airlines Co., Ltd. Class B	76,600	89,854
Shandong Chenming Paper Holdings, Ltd. Class H	77,350	36,135
Shandong Gold Mining Co., Ltd. Class A	33,300	155,954
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	19,300	52,371
Shandong Linglong Tyre Co., Ltd. Class A	18,400	60,575
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	146,500	79,716
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	248,000	297,277
Shandong Xinchao Energy Corp., Ltd. Class A (a)	233,100	70,280
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	67,800	73,201
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	14,200	57,798
Shang Gong Group Co., Ltd. Class B (a)	182,700	83,677
Shanghai AtHub Co., Ltd. Class A	20,900	113,875
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	19,200	72,415
Shanghai Baosight Software Co., Ltd. Class A	10,500	49,597
Shanghai Baosight Software Co., Ltd. Class B	53,560	102,192
Shanghai Belling Co., Ltd. Class A	22,900	51,783
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	135,800	76,320
Shanghai Daimay Automotive Interior Co., Ltd. Class A	14,500	62,891
Shanghai Diesel Engine Co., Ltd. Class B	250,100	110,794
Shanghai East China Computer Co., Ltd. Class A	16,000	58,256
Shanghai Electric Group Co., Ltd. Class H	508,418	167,041
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A	20,900	44,470
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	13,900	53,084
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	42,000	126,672
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	211,000	120,776
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	229,000	85,417
Security Description	Shares	Value
Shanghai Haixin Group Co. Class B	231,213	$92,716
Shanghai Highly Group Co., Ltd. Class B	158,200	107,260
Shanghai Industrial Urban Development Group, Ltd.	51,000	6,414
Shanghai International Airport Co., Ltd. Class A	14,700	166,202
Shanghai International Port Group Co., Ltd. Class A	130,000	107,693
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	141,996	123,963
Shanghai Jinjiang International Travel Co., Ltd. Class B	62,374	101,670
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	26,400	51,169
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	44,200	41,150
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	338,800	188,373
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	205,464	198,684
Shanghai M&G Stationery, Inc. Class A	10,396	72,748
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	58,284	86,435
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	19,800	52,221
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	77,400	150,592
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (a)	128,400	57,523
Shanghai Pudong Development Bank Co., Ltd. Class A	181,900	323,052
Shanghai Putailai New Energy Technology Co., Ltd. Class A	10,400	127,142
Shanghai RAAS Blood Products Co., Ltd. Class A (a)	49,000	52,200
Shanghai Runda Medical Technology Co., Ltd. Class A	34,200	48,807
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	75,300	92,318
Shanghai Wanye Enterprises Co., Ltd. Class A	32,200	86,913
Shanghai Weaver Network Co., Ltd. Class A	10,400	87,349
Shanghai Xin Nanyang Only Education & Technology Co., Ltd. Class A (a)	20,000	49,303
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	22,800	50,116

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	145,800	$48,114
Shanxi Blue Flame Holding Co., Ltd. Class A	43,000	63,341
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A	55,000	50,695
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	48,300	50,345
Shanxi Meijin Energy Co., Ltd. Class A (a)	41,900	56,728
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	10,500	135,223
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	60,700	53,422
Shengda Mining Co., Ltd. Class A (a)	24,200	52,082
Shengyi Technology Co., Ltd. Class A	25,700	77,191
Shenzhen Agricultural Products Group Co., Ltd. Class A	88,900	71,348
Shenzhen Aisidi Co., Ltd. Class A	63,800	69,707
Shenzhen Danbond Technology Co., Ltd. Class A	27,000	47,797
Shenzhen Das Intellitech Co., Ltd. Class A (a)	141,983	73,589
Shenzhen Ellassay Fashion Co., Ltd. Class A	27,580	58,881
Shenzhen Expressway Co., Ltd. Class H	29,000	41,610
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	48,000	56,096
Shenzhen Fenda Technology Co., Ltd. Class A (a)	81,300	65,132
Shenzhen Gas Corp., Ltd. Class A	56,300	63,291
Shenzhen Gongjin Electronics Co., Ltd. Class A	29,600	47,767
Shenzhen Goodix Technology Co., Ltd. Class A	6,000	177,713
Shenzhen H&T Intelligent Control Co., Ltd. Class A	28,400	52,721
Shenzhen Heungkong Holding Co., Ltd. Class A	151,500	49,810
Shenzhen Huaqiang Industry Co., Ltd. Class A	23,500	48,045
Shenzhen Investment, Ltd.	374,866	150,104
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A (a)	15,500	45,798
Shenzhen Kinwong Electronic Co., Ltd. Class A	10,400	65,430
Shenzhen Megmeet Electrical Co., Ltd. Class A	17,700	52,654
Shenzhen MTC Co., Ltd. Class A (a)	165,600	82,739
Shenzhen Nanshan Power Co., Ltd. Class B (a)	162,100	93,202
Security Description	Shares	Value
Shenzhen Neptunus Bioengineering Co., Ltd. Class A	106,593	$57,083
Shenzhen New Nanshan Holding Group Co., Ltd. Class A (a)	113,700	50,115
Shenzhen SDG Information Co., Ltd. Class A	28,400	44,240
Shenzhen SEG Co., Ltd. Class B	141,100	46,902
Shenzhen Sunlord Electronics Co., Ltd. Class A	15,500	51,406
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	17,700	43,938
Shenzhen Yan Tian Port Holding Co., Ltd. Class A	61,500	49,711
Shenzhen Zhenye Group Co., Ltd. Class A	69,000	53,099
Shenzhou International Group Holdings, Ltd.	60,000	877,076
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	64,300	62,960
Shinva Medical Instrument Co., Ltd. Class A	28,700	58,841
Shunfa Hengye Corp. Class A	123,600	54,301
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	13,200	44,517
Silergy Corp.	11,000	348,601
SINA Corp. (a)	11,921	476,006
Sinochem International Corp. Class A	114,000	86,746
Sinoma Energy Conservation, Ltd. Class A	66,288	46,634
Sinoma Science & Technology Co., Ltd. Class A	34,500	61,420
Sino-Ocean Group Holding, Ltd.	954,711	383,512
Sinopec Oilfield Service Corp. Class A (a)	149,800	48,606
Sinopec Oilfield Service Corp. Class H (a)	6,000	655
Sinopec Shanghai Petrochemical Co., Ltd. Class H	690,878	208,368
Sinopharm Group Co., Ltd. Class H	135,600	495,113
Sinotrans, Ltd. Class H	266,000	90,467
Sinotruk Hong Kong, Ltd.	38,500	82,121
SITC International Holdings Co., Ltd.	218,000	265,792
Skshu Paint Co., Ltd. Class A	10,306	119,334
Skyworth Digital Co., Ltd. Class A	40,600	69,890
Sohu.com, Ltd. ADR (a)(c)	4,772	53,351
SooChow Securities Co., Ltd. Class A	36,900	52,925
Spring Airlines Co., Ltd. Class A	10,400	65,534
Square Technology Group Co., Ltd. Class A	24,800	48,282
STO Express Co., Ltd. Class A	20,894	58,496
Suli Co., Ltd. Class A	34,700	104,720

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Sunac China Holdings, Ltd.	278,000	$1,660,836
Suning Universal Co., Ltd. Class A	97,800	53,638
Sunny Optical Technology Group Co., Ltd.	78,800	1,364,270
Sunward Intelligent Equipment Co., Ltd. Class A	88,100	74,374
Suofeiya Home Collection Co., Ltd. Class A	19,900	59,856
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	16,800	55,838
Suzhou Keda Technology Co., Ltd. Class A	29,393	46,420
Taiji Computer Corp., Ltd. Class A	13,200	73,759
TAL Education Group ADR (a)	44,544	2,147,021
TCL Electronics Holdings, Ltd.	153,000	71,868
Telling Telecommunication Holding Co., Ltd. Class A (a)	73,900	66,524
Tencent Holdings, Ltd.	624,270	30,092,637
Tian Ge Interactive Holdings, Ltd. (a)(b)	85,000	21,163
Tianfeng Securities Co., Ltd. Class A	38,900	41,105
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	32,800	55,615
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	40,745	34,633
Tianma Microelectronics Co., Ltd. Class A	25,000	58,470
Tianneng Power International, Ltd. (c)	108,000	82,194
Tianshui Huatian Technology Co., Ltd. Class A	62,600	67,137
Tibet Huayu Mining Co., Ltd. Class A	35,700	46,796
Times China Holdings, Ltd.	52,000	103,709
Tingyi Cayman Islands Holding Corp.	348,383	594,663
Tong Ren Tang Technologies Co., Ltd. Class H	155,000	152,378
Tongcheng-Elong Holdings, Ltd. (a)	60,000	107,652
TongFu Microelectronics Co., Ltd. Class A	35,300	83,370
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	20,100	36,505
Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd. Class A (a)	48,400	45,446
Tongwei Co., Ltd. Class A	38,000	71,634
Tongyu Communication, Inc. Class A	13,292	50,991
Topchoice Medical Corp. Class A (a)	10,400	153,092
TravelSky Technology, Ltd. Class H	112,000	273,395
Security Description	Shares	Value
Trip.com Group, Ltd. ADR (a)	43,838	$1,470,327
Tsingtao Brewery Co., Ltd. Class H	82,000	550,925
UE Furniture Co., Ltd. Class A	42,797	75,454
Unigroup Guoxin Microelectronics Co., Ltd. Class A	10,400	75,912
Uni-President China Holdings, Ltd.	217,000	227,811
Unisplendour Corp., Ltd. Class A	16,600	75,312
Universal Scientific Industrial Shanghai Co., Ltd. Class A	23,700	65,433
Valiant Co., Ltd. Class A	28,900	63,027
Vatti Corp., Ltd. Class A	34,400	66,280
Venustech Group, Inc. Class A	14,200	68,909
Vipshop Holdings, Ltd. ADR (a)	43,842	621,241
Visionox Technology, Inc. Class A (a)	32,900	75,104
Visual China Group Co., Ltd. Class A	23,300	57,672
Wangneng Environment Co., Ltd. Class A	23,000	48,905
Wanhua Chemical Group Co., Ltd. Class A	20,100	162,095
Want Want China Holdings, Ltd. (c)	1,189,000	1,110,901
Wasu Media Holding Co., Ltd. Class A	36,300	54,410
Weibo Corp. ADR (a)(c)	4,559	211,310
Weichai Power Co., Ltd. Class A	138,700	316,225
Weichai Power Co., Ltd. Class H	59,000	124,485
Weimob, Inc. (a)(b)	116,000	50,468
West China Cement, Ltd.	446,000	73,267
Westone Information Industry, Inc. Class A	12,100	44,803
WG Tech JiangXi Co., Ltd. Class A	10,500	50,788
Will Semiconductor, Ltd. Class A	6,400	131,765
Wuhan Guide Infrared Co., Ltd. Class A	22,700	68,441
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	26,700	103,233
Wuliangye Yibin Co., Ltd. Class A	31,900	609,178
WUS Printed Circuit Kunshan Co., Ltd. Class A	22,300	71,109
WuXi AppTec Co., Ltd. Class A	18,800	248,646
Wuxi Biologics Cayman, Inc. (a)(b)	42,000	531,751
Wuxi Shangji Automation Co., Ltd. Class A	13,500	48,843
Wuxi Taiji Industry Co., Ltd. Class A	47,100	54,842
Xiamen Faratronic Co., Ltd. Class A	10,400	73,836
Xiamen Goldenhome Co., Ltd. Class A	10,400	99,712

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Xiamen International Port Co., Ltd. Class H	138,000	$20,545
Xiamen Intretech, Inc. Class A	10,400	65,624
Xiamen ITG Group Corp., Ltd. Class A	48,300	50,899
Xiamen Kingdomway Group Co. Class A	25,600	71,671
Xiangpiaopiao Food Co., Ltd. Class A	11,400	41,900
Xiaomi Corp. Class B (a)(b)(c)	1,328,800	1,838,402
Xilinmen Furniture Co., Ltd. Class A (a)	30,900	68,631
Xinhuanet Co., Ltd. Class A	16,300	49,379
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	35,200	60,392
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	36,259	42,114
Xinjiang Tianye Co., Ltd. Class A	69,000	50,127
Xinjiang Torch Gas Co., Ltd. Class A (a)	18,700	44,541
Xinjiang Xintai Natural Gas Co., Ltd. Class A	14,800	59,050
Xinyi Solar Holdings, Ltd.	320,497	227,463
Yangzijiang Shipbuilding Holdings, Ltd.	344,200	286,695
Yantai Changyu Pioneer Wine Co., Ltd. Class B	34,053	67,784
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	47,300	109,402
Yantai Eddie Precision Machinery Co., Ltd. Class A	14,100	61,662
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	10,100	53,595
Yanzhou Coal Mining Co., Ltd. Class H	272,882	245,152
YGSOFT, Inc. Class A	38,200	66,088
Yifan Pharmaceutical Co., Ltd. Class A	28,100	65,559
Yifeng Pharmacy Chain Co., Ltd. Class A	10,500	110,380
Yihai International Holding, Ltd.	33,000	193,550
Yixintang Pharmaceutical Group Co., Ltd. Class A	15,300	51,094
Yonghui Superstores Co., Ltd. Class A	64,200	69,499
Yonyou Network Technology Co., Ltd. Class A	22,600	92,150
YTO Express Group Co., Ltd. Class A	31,500	57,210
Yum China Holdings, Inc.	44,017	2,113,256
Yunda Holding Co., Ltd. Class A	21,300	101,834
Yunnan Energy New Material Co., Ltd.	11,600	84,104
Zai Lab, Ltd. ADR (a)	4,215	175,302
Zhejiang Century Huatong Group Co., Ltd. Class A	39,200	64,328
Zhejiang Crystal-Optech Co., Ltd. Class A	25,800	59,859
Security Description	Shares	Value
Zhejiang Dahua Technology Co., Ltd. Class A	23,700	$67,645
Zhejiang Dayuan Pumps Industrial Co., Ltd. Class A	25,300	56,265
Zhejiang Dingli Machinery Co., Ltd. Class A	10,400	106,760
Zhejiang Expressway Co., Ltd. Class H	260,000	236,916
Zhejiang Hangmin Co., Ltd. Class A	83,794	76,153
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	48,800	49,885
Zhejiang Huafeng Spandex Co., Ltd. Class A	71,700	64,338
Zhejiang Jianfeng Group Co., Ltd. Class A	25,200	57,165
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	10,600	67,769
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	10,900	54,162
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	28,200	43,483
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	47,300	63,699
Zhejiang Longsheng Group Co., Ltd. Class A	23,500	48,821
Zhejiang Medicine Co., Ltd. Class A	29,900	57,309
Zhejiang Meida Industrial Co., Ltd. Class A	45,400	87,083
Zhejiang NetSun Co., Ltd. Class A	13,400	42,864
Zhejiang NHU Co., Ltd. Class A	16,700	55,769
Zhejiang Rongsheng Environmental Protection Paper Co., Ltd. Class A	25,200	61,217
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	28,300	70,413
Zhejiang Satellite Petrochemical Co., Ltd. Class A	26,600	62,441
Zhejiang Semir Garment Co., Ltd. Class A	30,900	43,787
Zhejiang Shibao Co., Ltd. Class A (a)	68,100	44,975
Zhejiang Supor Co., Ltd. Class A	10,390	114,534
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	46,100	65,326
Zhejiang Yasha Decoration Co., Ltd. Class A	90,700	75,527
Zhejiang Yongtai Technology Co., Ltd. Class A	44,407	63,118
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	58,000	30,370
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)	27,200	98,093
Zhongsheng Group Holdings, Ltd.	30,000	122,821
Zhongtian Financial Group Co., Ltd. Class A	102,200	48,861

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Zhuzhou CRRC Times Electric Co., Ltd. Class H	91,000	$329,346
Zijin Mining Group Co., Ltd. Class H	1,150,685	572,994
ZJBC Information Technology Co., Ltd. Class A	49,700	66,717
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	114,300	109,621
ZTE Corp. Class A (a)	10,900	55,383
ZTE Corp. Class H (a)	115,440	353,351
ZTO Express Cayman, Inc. ADR	39,774	928,723
		254,900,237
HONG KONG — 3.2%
Alibaba Pictures Group, Ltd. (a)	1,400,107	246,175
Beijing Enterprises Medical & Health Group, Ltd. (a)	392,500	7,556
Bosideng International Holdings, Ltd. (c)	222,000	80,061
Central Wealth Group Holdings, Ltd. (a)	266,000	1,741
China Everbright, Ltd.	130,000	242,922
China Fiber Optic Network System Group, Ltd. (a)(d)	686,800	—
China First Capital Group, Ltd. (a)	180,000	6,237
China Gas Holdings, Ltd.	293,600	1,100,275
China High Speed Transmission Equipment Group Co., Ltd. (c)	8,000	5,678
China Mobile, Ltd.	634,636	5,334,924
China Resources Cement Holdings, Ltd.	68,000	86,573
China Resources Land, Ltd.	380,767	1,896,065
China State Construction International Holdings, Ltd.	282,750	256,920
Citychamp Watch & Jewellery Group, Ltd. (a)	510,000	109,307
Comba Telecom Systems Holdings, Ltd.	393,847	109,686
CP Pokphand Co., Ltd.	950,000	78,031
Dawnrays Pharmaceutical Holdings, Ltd.	242,000	44,413
Digital China Holdings, Ltd. (c)	160,000	83,164
Fullshare Holdings, Ltd. (a)(c)	696,100	16,081
GCL-Poly Energy Holdings, Ltd. (a)	1,016,000	38,466
Guangdong Investment, Ltd.	396,000	828,409
Haier Electronics Group Co., Ltd.	159,000	496,888
Hi Sun Technology China, Ltd. (a)	306,000	51,054
Huabao International Holdings, Ltd.	18,000	6,607
Imperial Pacific International Holdings, Ltd. (a)(c)	7,596,300	100,416
Kingboard Holdings, Ltd.	113,700	360,429
Lee & Man Paper Manufacturing, Ltd.	250,000	189,302
NetDragon Websoft Holdings, Ltd.	62,500	146,949
Security Description	Shares	Value
Nine Dragons Paper Holdings, Ltd.	204,000	$212,069
Shanghai Industrial Holdings, Ltd.	53,000	102,030
Shimao Property Holdings, Ltd.	175,000	678,277
Sino Biopharmaceutical, Ltd.	830,000	1,161,093
Skyworth Group, Ltd.	290,243	83,812
SSY Group, Ltd.	380,691	308,293
Sun Art Retail Group, Ltd.	264,500	320,789
Tech Pro Technology Development, Ltd. (a)(c)(d)	1,684,800	7,352
Tibet Water Resources, Ltd. (a)	381,000	25,916
United Energy Group, Ltd.	336,000	68,133
United Laboratories International Holdings, Ltd. (c)	118,000	86,019
Vinda International Holdings, Ltd.	48,000	87,353
Wasion Holdings, Ltd.	80,000	39,118
WH Group, Ltd. (b)	1,039,000	1,073,430
Xinyi Glass Holdings, Ltd.	378,000	500,649
		16,678,662
INDIA — 16.6%
Adani Ports & Special Economic Zone, Ltd.	117,267	601,301
Adani Power, Ltd. (a)	87,406	75,677
Adani Transmission, Ltd. (a)	21,350	99,125
AIA Engineering, Ltd.	10,454	241,585
Ajanta Pharma, Ltd.	4,039	55,146
Alembic Pharmaceuticals, Ltd.	12,175	97,447
Apollo Hospitals Enterprise, Ltd.	26,209	529,481
Apollo Tyres, Ltd.	60,613	139,181
Arvind Fashions, Ltd. (a)	6,573	36,227
Arvind, Ltd.	31,511	17,637
Ashok Leyland, Ltd.	58,156	66,403
Asian Paints, Ltd.	33,307	832,907
AstraZeneca Pharma India, Ltd.	9,958	365,043
Aurobindo Pharma, Ltd.	43,583	278,949
Avenue Supermarts, Ltd. (a)(b)	4,328	111,468
Axis Bank, Ltd.	191,567	2,023,878
Bajaj Auto, Ltd.	7,680	342,693
Bajaj Finance, Ltd.	18,260	1,083,336
Bajaj Finserv, Ltd.	1,938	255,040
Balkrishna Industries, Ltd.	5,310	73,689
Bandhan Bank, Ltd. (b)	22,294	158,745
Bank of Baroda (a)	52,402	74,809
BEML, Ltd.	8,459	116,613
Bharat Electronics, Ltd.	125,817	176,356
Bharat Forge, Ltd.	33,856	229,167
Bharat Heavy Electricals, Ltd.	294,495	179,268
Bharat Petroleum Corp., Ltd.	71,359	491,418
Bharti Airtel, Ltd. (a)	263,074	1,679,914
Bharti Infratel, Ltd.	88,210	312,043
Biocon, Ltd.	163,409	672,380
Birlasoft, Ltd.	64,487	63,874
Bosch, Ltd.	918	197,734
Britannia Industries, Ltd.	5,844	247,897
Cadila Healthcare, Ltd.	31,692	112,910
Central Bank of India (a)	78,225	19,617

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
CG Power and Industrial Solutions, Ltd. (a)	98,385	$14,886
Cipla, Ltd.	110,776	742,147
Coal India, Ltd.	168,830	499,904
Crompton Greaves Consumer Electricals, Ltd.	33,204	111,574
Dabur India, Ltd.	42,300	271,656
DCB Bank, Ltd.	87,042	209,623
Divi's Laboratories, Ltd.	11,150	288,333
DLF, Ltd.	81,536	263,759
Dr Lal PathLabs, Ltd. (b)	10,117	211,750
Dr Reddy's Laboratories, Ltd.	13,139	529,135
Edelweiss Financial Services, Ltd.	29,616	45,309
Eicher Motors, Ltd.	1,235	389,564
Emami, Ltd.	13,761	59,746
Escorts, Ltd.	44,240	390,225
Federal Bank, Ltd.	200,528	247,085
Fortis Healthcare, Ltd. (a)	55,615	102,771
GAIL India, Ltd.	203,472	345,068
Gateway Distriparks, Ltd.	44,415	76,070
Gillette India, Ltd.	1,129	104,022
Glenmark Pharmaceuticals, Ltd.	22,881	111,379
Godrej Consumer Products, Ltd.	59,468	570,326
Godrej Industries, Ltd.	22,212	132,115
Granules India, Ltd.	74,607	128,669
Grasim Industries, Ltd.	17,914	186,636
Gujarat Mineral Development Corp., Ltd.	55,797	48,114
Gujarat Pipavav Port, Ltd.	47,793	59,090
Havells India, Ltd.	42,559	385,861
HCL Technologies, Ltd.	121,596	967,785
HDFC Bank, Ltd.	430,652	7,675,072
HDFC Life Insurance Co., Ltd. (b)	25,612	224,640
HEG, Ltd.	2,298	34,318
Hero MotoCorp, Ltd.	14,979	512,684
Hindalco Industries, Ltd.	143,279	433,883
Hindustan Petroleum Corp., Ltd.	29,672	109,953
Hindustan Unilever, Ltd.	106,113	2,858,792
Hindustan Zinc, Ltd. (a)	187,252	549,992
Housing Development Finance Corp., Ltd.	216,704	7,324,500
ICICI Bank, Ltd. ADR	249,495	3,764,880
ICICI Bank, Ltd.	581	4,386
ICICI Prudential Life Insurance Co., Ltd. (b)	14,273	96,472
IDFC First Bank, Ltd. (a)	125,907	79,642
IDFC, Ltd.	185,141	101,807
India Cements, Ltd.	42,575	42,588
Indiabulls Housing Finance, Ltd.	49,723	218,179
Indiabulls Real Estate, Ltd. (a)	36,475	33,395
Indiabulls Ventures, Ltd.	14,825	44,520
Indian Hotels Co., Ltd.	375,978	763,774
Indian Oil Corp., Ltd.	269,586	474,186
IndusInd Bank, Ltd.	50,720	1,072,978
Infibeam Avenues, Ltd.	261,315	201,172
Info Edge India, Ltd.	3,932	139,373
Security Description	Shares	Value
Infosys, Ltd. ADR	456,254	$4,708,541
InterGlobe Aviation, Ltd. (b)	9,272	173,228
Ipca Laboratories, Ltd.	17,604	280,233
ITC, Ltd. GDR	298,066	989,579
Jain Irrigation Systems, Ltd.	80,587	8,976
Jammu & Kashmir Bank, Ltd. (a)	119,642	50,034
Jindal Steel & Power, Ltd. (a)	74,310	174,588
Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,105	83,445
JSW Steel, Ltd.	184,770	699,053
Jubilant Foodworks, Ltd.	11,848	274,264
Jubilant Life Sciences, Ltd.	12,317	92,665
Just Dial, Ltd. (a)	6,061	48,516
Karnataka Bank, Ltd.	59,110	59,666
Kaveri Seed Co., Ltd.	14,968	106,643
Kotak Mahindra Bank, Ltd.	82,926	1,956,851
KPIT Technologies, Ltd.	63,151	82,900
Larsen & Toubro, Ltd. GDR	61,937	1,138,402
Laurus Labs, Ltd. (b)	13,864	69,875
LIC Housing Finance, Ltd.	47,985	291,864
Lupin, Ltd.	30,464	325,838
Magma Fincorp, Ltd.	41,080	30,992
Mahindra & Mahindra Financial Services, Ltd.	47,753	215,724
Mahindra & Mahindra, Ltd.	142,235	1,059,218
MakeMyTrip, Ltd. (a)(c)	3,550	81,295
Manappuram Finance, Ltd.	79,243	196,947
Marico, Ltd.	66,416	317,852
Maruti Suzuki India, Ltd.	9,135	943,036
Max Financial Services, Ltd. (a)	18,753	140,415
Mindtree, Ltd.	15,174	170,101
Motherson Sumi Systems, Ltd.	116,261	238,701
Natco Pharma, Ltd.	11,616	96,577
NCC, Ltd.	98,344	77,156
Nestle India, Ltd.	2,733	566,117
NTPC, Ltd.	209,852	350,007
Oil & Natural Gas Corp., Ltd.	448,374	809,079
Page Industries, Ltd.	989	324,130
PC Jeweller, Ltd. (a)	65,494	22,343
PI Industries, Ltd.	11,259	228,072
Piramal Enterprises, Ltd.	5,159	110,118
Power Finance Corp., Ltd. (a)	100,406	165,847
Power Grid Corp. of India, Ltd.	104,640	278,906
Rajesh Exports, Ltd.	32,620	305,895
Raymond, Ltd.	9,939	93,140
REC, Ltd.	89,940	180,313
Reliance Capital, Ltd. (a)	43,371	8,962
Reliance Industries, Ltd. GDR (b)	178,712	7,604,196
Reliance Infrastructure, Ltd. (a)	80,761	33,265
Repco Home Finance, Ltd.	12,922	57,434
Satin Creditcare Network, Ltd. (a)	19,973	60,147
SBI Life Insurance Co., Ltd. (b)	12,437	167,550
Sequent Scientific, Ltd.	132,488	131,229
Shilpa Medicare, Ltd.	16,158	63,859
Shoppers Stop, Ltd.	18,978	98,987
Shriram City Union Finance, Ltd.	8,811	173,089

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Shriram Transport Finance Co., Ltd.	21,715	$356,278
Siemens, Ltd.	35,488	744,134
South Indian Bank, Ltd.	532,469	75,344
SpiceJet, Ltd. (a)	68,191	107,620
State Bank of India (a)	213,951	1,000,392
Steel Authority of India, Ltd.	260,776	156,733
Strides Pharma Science, Ltd.	16,679	84,577
Sun Pharma Advanced Research Co., Ltd. (a)	30,108	65,887
Sun Pharmaceutical Industries, Ltd.	145,221	880,036
Suven Life Sciences, Ltd.	37,116	159,689
Suzlon Energy, Ltd. (a)	1,415,444	36,686
Tata Consultancy Services, Ltd.	109,006	3,301,266
Tata Motors, Ltd. (a)	199,483	517,445
Tata Steel, Ltd.	44,459	294,024
Tech Mahindra, Ltd.	61,132	652,874
Thyrocare Technologies, Ltd. (b)	47,062	362,073
Titan Co., Ltd.	20,825	346,591
Torrent Pharmaceuticals, Ltd.	9,424	244,129
Ujjivan Financial Services, Ltd.	18,564	90,352
UltraTech Cement, Ltd.	7,979	452,287
United Breweries, Ltd.	8,868	157,791
United Spirits, Ltd. (a)	58,216	488,993
UPL, Ltd.	51,892	424,932
Vakrangee, Ltd.	191,826	128,326
Vedanta, Ltd.	147,910	315,907
V-Mart Retail, Ltd.	3,643	84,361
Vodafone Idea, Ltd. (a)	888,763	76,577
Wipro, Ltd. ADR	291,419	1,092,821
WNS Holdings, Ltd. ADR (a)	11,449	757,351
Wockhardt, Ltd. (a)	24,246	79,469
Yes Bank, Ltd.	182,486	120,033
Zee Entertainment Enterprises, Ltd.	94,203	385,638
		87,369,222
INDONESIA — 3.1%
Ace Hardware Indonesia Tbk PT	2,610,300	281,102
Adaro Energy Tbk PT	2,202,600	246,717
AKR Corporindo Tbk PT	144,600	41,143
Astra International Tbk PT	2,855,600	1,424,457
Bank Central Asia Tbk PT	1,616,996	3,893,253
Bank Mandiri Persero Tbk PT	2,840,510	1,570,388
Bank Negara Indonesia Persero Tbk PT	609,500	344,648
Bank Rakyat Indonesia Persero Tbk PT	7,469,880	2,367,547
Barito Pacific Tbk PT (a)	2,167,000	235,705
Chandra Asri Petrochemical Tbk PT	139,800	104,479
Charoen Pokphand Indonesia Tbk PT	633,900	296,802
Ciputra Development Tbk PT	1,007,296	75,461
Gudang Garam Tbk PT	92,200	351,997
Security Description	Shares	Value
Indah Kiat Pulp & Paper Corp. Tbk PT	240,700	$133,505
Indocement Tunggal Prakarsa Tbk PT	310,725	425,827
Kalbe Farma Tbk PT	1,106,800	129,157
Lippo Karawaci Tbk PT (a)	5,797,410	101,061
Matahari Department Store Tbk PT	229,300	69,537
Media Nusantara Citra Tbk PT	464,000	54,480
Pabrik Kertas Tjiwi Kimia Tbk PT	87,900	65,058
Pakuwon Jati Tbk PT	2,499,900	102,643
Perusahaan Gas Negara Tbk PT	1,972,540	308,331
PP Persero Tbk PT	852,876	97,375
Semen Indonesia Persero Tbk PT	590,800	510,686
Summarecon Agung Tbk PT	946,700	68,535
Surya Semesta Internusa Tbk PT	1,505,800	71,046
Telekomunikasi Indonesia Persero Tbk PT	6,413,470	1,834,070
Tiga Pilar Sejahtera Food Tbk (a)(d)	963,100	5,828
Tower Bersama Infrastructure Tbk PT	1,793,400	158,897
Transcoal Pacific Tbk PT	97,600	46,577
Unilever Indonesia Tbk PT	72,800	220,248
United Tractors Tbk PT	207,045	321,026
Wijaya Karya Persero Tbk PT	806,657	115,631
		16,073,217
MACAU — 0.0% (e)
Newtree Group Holdings, Ltd. (a)	314,000	21,358
MALAYSIA — 3.5%
AEON Credit Service M Bhd	69,850	241,457
AirAsia Group Bhd	253,000	105,146
AirAsia X Bhd (a)	2,272,000	86,092
Alliance Bank Malaysia Bhd	749,010	481,578
AMMB Holdings Bhd	106,400	101,705
Astro Malaysia Holdings Bhd	262,400	81,469
Axiata Group Bhd	526,783	533,158
BerMaz Motor Sdn Bhd	278,080	142,762
British American Tobacco Malaysia Bhd	15,700	57,880
Bursa Malaysia Bhd	377,051	561,359
Cahya Mata Sarawak Bhd	250,400	138,958
Capitaland Malaysia Mall Trust REIT	405,900	99,230
Carlsberg Brewery Malaysia Bhd Class B	167,103	1,201,034
CIMB Group Holdings Bhd	557,395	701,769
Datasonic Group Bhd	238,400	86,256
Dayang Enterprise Holdings Bhd (a)	150,250	92,196
Dialog Group Bhd	656,500	553,704
DiGi.Com Bhd	69,300	75,560
Eastern & Oriental Bhd	617,811	94,397
Eco World Development Group Bhd (a)	351,900	64,091
Frontken Corp. Bhd	130,600	73,114

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Gamuda Bhd	208,400	$198,695
Genting Bhd	513,700	759,781
Genting Malaysia Bhd	569,400	457,970
George Kent Malaysia Bhd	255,600	57,800
Globetronics Technology Bhd	127,400	72,569
Hai-O Enterprise Bhd	149,400	74,143
Hartalega Holdings Bhd	108,000	144,686
Hibiscus Petroleum Bhd (a)	215,100	49,430
Hong Leong Bank Bhd	23,500	99,389
IHH Healthcare Bhd	143,200	191,493
IJM Corp. Bhd	1,094,880	580,831
Inari Amertron Bhd	659,812	274,216
IOI Corp. Bhd	728,096	820,565
IOI Properties Group Bhd	618,616	187,528
Iskandar Waterfront City Bhd (a)	474,400	102,059
KNM Group Bhd (a)	857,100	78,575
Kuala Lumpur Kepong Bhd	56,900	344,975
Malayan Banking Bhd	582,622	1,230,621
Malaysia Airports Holdings Bhd	54,300	100,887
Maxis Bhd	385,100	500,851
Media Prima Bhd (a)	287,400	19,673
MISC Bhd	31,300	63,893
Muhibbah Engineering M Bhd	310,400	186,673
My EG Services Bhd	441,200	118,646
Padini Holdings Bhd	222,400	176,158
Pentamaster Corp. Bhd (a)	253,250	281,079
Petronas Chemicals Group Bhd	151,600	272,402
Petronas Gas Bhd	24,600	99,952
PPB Group Bhd	132,220	608,978
Press Metal Aluminium Holdings Bhd	508,640	578,212
Public Bank Bhd	263,820	1,253,798
RHB Bank Bhd	170,700	241,204
Sapura Energy Bhd	1,005,700	66,383
Sime Darby Bhd	389,788	211,546
Sime Darby Plantation Bhd	380,888	507,478
Sime Darby Property Bhd	388,788	86,968
Telekom Malaysia Bhd	148,709	138,875
Tenaga Nasional Bhd	343,350	1,113,023
Top Glove Corp. Bhd	101,700	116,854
Velesto Energy Bhd (a)	703,500	65,354
Yinson Holdings Bhd	150,500	238,416
		18,345,544
PAKISTAN — 0.2%
Bank Alfalah, Ltd.	401,900	118,599
Fauji Fertilizer Co., Ltd.	152,000	99,593
Habib Bank, Ltd.	87,300	88,740
Hascol Petroleum, Ltd. (a)	24,832	4,313
Lucky Cement, Ltd.	37,400	103,459
MCB Bank, Ltd.	148,900	197,046
Millat Tractors, Ltd.	22,150	100,752
National Bank of Pakistan (a)	348,500	97,440
Nishat Mills, Ltd.	105,300	72,170
Searle Co., Ltd.	52,913	64,487
Security Description	Shares	Value
United Bank, Ltd.	91,200	$96,874
		1,043,473
PHILIPPINES — 1.6%
Aboitiz Equity Ventures, Inc.	130,540	132,744
Alliance Global Group, Inc. (a)	869,500	200,185
Ayala Land, Inc.	1,399,188	1,257,045
Bank of the Philippine Islands	109,400	189,876
BDO Unibank, Inc.	217,965	679,997
Bloomberry Resorts Corp.	499,200	111,382
Cebu Air, Inc.	68,810	121,601
CEMEX Holdings Philippines, Inc. (a)(b)	1,381,000	54,809
Cosco Capital, Inc.	1,993,400	269,224
D&L Industries, Inc.	1,763,900	330,873
DoubleDragon Properties Corp. (a)	570,370	212,854
First Gen Corp.	1,005,670	479,552
First Philippine Holdings Corp.	469,137	638,701
Globe Telecom, Inc.	2,605	103,902
GT Capital Holdings, Inc.	8,634	144,397
Integrated Micro-Electronics, Inc.	342,200	53,311
JG Summit Holdings, Inc.	375,460	599,016
Jollibee Foods Corp.	49,440	210,861
LT Group, Inc.	592,200	140,084
Metro Pacific Investments Corp.	1,416,000	97,299
Nickel Asia Corp.	1,391,371	93,134
PLDT, Inc.	20,254	395,122
Puregold Price Club, Inc.	370,050	290,443
SM Investments Corp.	28,460	586,115
SM Prime Holdings, Inc.	1,146,900	953,391
Universal Robina Corp.	104,790	300,021
		8,645,939
SINGAPORE — 0.0% (e)
SIIC Environment Holdings, Ltd.	173,299	34,153
Silverlake Axis, Ltd.	247,600	75,496
		109,649
TAIWAN — 18.6%
Accton Technology Corp.	43,000	240,985
Acer, Inc.	751,395	447,423
Advantech Co., Ltd.	52,898	532,915
Airtac International Group	12,431	193,450
ASE Technology Holding Co., Ltd.	506,898	1,406,876
Asia Cement Corp.	585,073	935,859
Asustek Computer, Inc.	144,138	1,113,118
AU Optronics Corp. ADR (c)	184,908	604,649
Bank of Kaohsiung Co., Ltd.	308,000	100,485
Baotek Industrial Materials, Ltd. (a)	22,000	39,484
Catcher Technology Co., Ltd.	109,539	829,481
Cathay Financial Holding Co., Ltd.	1,419,952	2,015,511
Center Laboratories, Inc.	69,324	138,754
Chailease Holding Co., Ltd.	78,000	359,075

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Chang Hwa Commercial Bank, Ltd.	674,182	$510,523
Chilisin Electronics Corp.	14,937	63,780
China Development Financial Holding Corp.	3,482,272	1,130,283
China Life Insurance Co., Ltd. (a)	225,605	192,664
China Steel Chemical Corp.	18,877	77,140
China Steel Corp.	1,867,625	1,489,016
Chroma ATE, Inc.	32,000	154,785
Chung Lien Transportation Co., Ltd.	79,000	103,965
Chunghwa Telecom Co., Ltd.	456,268	1,674,266
Compal Electronics, Inc.	1,084,431	681,907
Compeq Manufacturing Co., Ltd.	51,000	76,729
CTBC Financial Holding Co., Ltd.	3,190,515	2,384,079
Delta Electronics, Inc.	315,787	1,595,948
E.Sun Financial Holding Co., Ltd.	855,185	795,932
Eclat Textile Co., Ltd.	44,365	596,427
eCloudvalley Digital Technology Co., Ltd.	10,428	61,569
Elite Material Co., Ltd.	21,000	95,974
eMemory Technology, Inc.	16,000	190,279
Epistar Corp.	234,170	252,707
Everlight Electronics Co., Ltd.	177,996	206,337
Far Eastern New Century Corp.	959,170	955,106
Far EasTone Telecommunications Co., Ltd.	183,000	440,147
Feng TAY Enterprise Co., Ltd.	52,692	342,761
Firich Enterprises Co., Ltd.	35,957	44,441
First Financial Holding Co., Ltd.	1,117,071	883,163
Formosa Chemicals & Fibre Corp.	648,691	1,893,467
Formosa Petrochemical Corp.	215,000	699,286
Formosa Plastics Corp.	692,137	2,304,276
Foxconn Technology Co., Ltd.	261,519	577,528
Fubon Financial Holding Co., Ltd.	1,177,998	1,823,368
Genius Electronic Optical Co., Ltd.	6,475	126,791
Giant Manufacturing Co., Ltd.	50,000	355,272
Globalwafers Co., Ltd.	17,000	216,916
Himax Technologies, Inc. ADR (a)(c)	21,924	58,318
Hiwin Technologies Corp.	41,033	384,637
Holy Stone Enterprise Co., Ltd.	14,000	54,175
Hon Hai Precision Industry Co., Ltd.	1,534,760	4,648,771
Hotai Motor Co., Ltd.	46,000	1,048,070
HTC Corp.	129,710	166,373
Hua Nan Financial Holdings Co., Ltd.	1,010,594	741,671
Innolux Corp.	1,064,753	295,873
Inventec Corp.	408,000	310,998
ITEQ Corp.	16,000	68,052
King Yuan Electronics Co., Ltd.	388,898	487,144
Largan Precision Co., Ltd.	9,710	1,619,575
Lite-On Technology Corp.	591,891	974,408
Macronix International	294,673	365,675
Makalot Industrial Co., Ltd.	49,016	257,531
Security Description	Shares	Value
MediaTek, Inc.	178,219	$2,636,692
Medigen Biotechnology Corp. (a)	14,000	29,002
Mega Financial Holding Co., Ltd.	1,997,148	2,038,654
Merry Electronics Co., Ltd.	50,789	283,790
Motech Industries, Inc. (a)	145,934	39,676
Nan Ya Plastics Corp.	990,759	2,406,087
Nanya Technology Corp.	76,000	211,442
Nien Made Enterprise Co., Ltd.	11,000	101,645
Novatek Microelectronics Corp.	90,062	657,957
O-Bank Co., Ltd. (a)	388,000	101,087
PChome Online, Inc. (a)	27,957	88,319
Pegatron Corp.	377,630	861,657
Phoenix Silicon International Corp.	22,000	54,308
Pou Chen Corp.	255,000	333,456
Powertech Technology, Inc.	247,518	824,042
President Chain Store Corp.	57,000	578,043
ProMOS Technologies, Inc. (a)(d)	2,232	—
Quanta Computer, Inc.	599,194	1,285,258
Radiant Opto-Electronics Corp.	49,000	196,150
Realtek Semiconductor Corp.	88,161	691,124
RichWave Technology Corp.	10,000	56,710
Ritek Corp. (a)	128,834	30,600
Shanghai Commercial & Savings Bank, Ltd.	411,000	712,947
Shin Kong Financial Holding Co., Ltd.	2,805,938	968,791
Silicon Motion Technology Corp. ADR	4,168	211,359
Sino-American Silicon Products, Inc.	39,000	129,319
SinoPac Financial Holdings Co., Ltd.	3,633,630	1,575,781
Sitronix Technology Corp.	10,000	55,876
Sweeten Real Estate Development Co., Ltd.	132,000	102,599
Synnex Technology International Corp.	245,000	306,485
TA-I Technology Co., Ltd.	15,750	27,846
Taishin Financial Holding Co., Ltd.	1,178,911	570,244
Taiwan Cement Corp.	974,801	1,421,050
Taiwan Cooperative Financial Holding Co., Ltd.	145,000	100,369
Taiwan FU Hsing Industrial Co., Ltd.	233,000	341,218
Taiwan Mobile Co., Ltd.	310,200	1,158,969
Taiwan Paiho, Ltd.	33,000	92,801
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	410,003	23,821,174
Taiwan Surface Mounting Technology Corp.	20,000	78,060
Taiwan Union Technology Corp.	13,000	64,183
Tatung Co., Ltd. (a)	377,107	264,177
Teco Electric and Machinery Co., Ltd.	174,000	152,077
TPK Holding Co., Ltd. (a)	30,000	56,844

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Tripod Technology Corp.	180,361	$755,089
Unimicron Technology Corp.	116,000	162,525
Uni-President Enterprises Corp.	732,971	1,814,273
United Integrated Services Co., Ltd.	90,755	593,388
United Microelectronics Corp. ADR	385,034	1,031,891
Vanguard International Semiconductor Corp.	28,000	74,070
Walsin Lihwa Corp.	592,000	304,127
Walsin Technology Corp.	38,000	302,966
Win Semiconductors Corp.	39,000	382,493
Winbond Electronics Corp.	129,000	84,130
Wistron Corp.	900,715	851,829
Wiwynn Corp.	10,000	211,829
Yageo Corp.	38,144	556,057
Yuanta Financial Holding Co., Ltd.	1,905,383	1,283,942
Zhen Ding Technology Holding, Ltd.	35,000	166,961
		97,729,606
THAILAND — 3.6%
Advanced Info Service PCL	204,898	1,457,022
Airports of Thailand PCL	433,900	1,075,561
Bangkok Dusit Medical Services PCL	9,600	8,333
Bangkok Dusit Medical Services PCL Class F	112,000	97,217
Bangkok Expressway & Metro PCL	2,295,907	835,468
Beauty Community PCL	340,500	19,097
BEC World PCL (a)	150,000	29,546
Bumrungrad Hospital PCL	44,400	217,896
Carabao Group PCL	1,600	4,487
Carabao Group PCL Class F	18,700	52,441
Central Plaza Hotel PCL	61,100	50,995
Charoen Pokphand Foods PCL	292,300	268,355
Chularat Hospital PCL Class F	2,428,000	209,130
COL PCL	78,100	48,758
COL PCL	6,600	4,120
CP ALL PCL	862,079	2,079,379
CPN Retail Growth Leasehold REIT	3,600	3,936
CPN Retail Growth Leasehold REIT	42,700	46,686
E for L Aim PCL (a)	272,340	364
Electricity Generating PCL	27,099	296,740
Energy Absolute PCL (c)	286,200	418,019
Forth Smart Service PCL	233,300	49,848
Forth Smart Service PCL	19,800	4,231
Frasers Property Thailand Industrial Freehold & Leasehold REIT	7,166	3,756
Frasers Property Thailand Industrial Freehold & Leasehold REIT	84,400	44,238
Global Power Synergy PCL	36,200	103,631
Security Description	Shares	Value
Gulf Energy Development PCL	55,300	$306,466
Gulf Energy Development PCL	4,800	26,601
Gunkul Engineering PCL	1,979,643	196,948
Hana Microelectronics PCL	129,400	149,040
Ichitan Group PCL	168,300	28,374
Indorama Ventures PCL	209,200	244,444
Intouch Holdings PCL	50,700	96,902
IRPC PCL	2,890,291	355,090
Jasmine International PCL	772,325	128,920
Kasikornbank PCL	70,854	356,000
Kasikornbank PCL NVDR	35,100	176,943
KCE Electronics PCL (c)	362,762	296,713
Krungthai Card PCL	109,900	144,925
MC Group PCL	374,900	91,992
Mega Lifesciences PCL	286,000	248,249
Minor International PCL	400,886	481,806
Muangthai Capital PCL	26,800	57,038
Muangthai Capital PCL	2,400	5,108
PTG Energy PCL	222,600	119,646
PTT Exploration & Production PCL	193,207	803,047
PTT Global Chemical PCL NVDR	97,900	186,297
PTT PCL	1,052,117	1,545,488
Siam Cement PCL NVDR	61,600	806,149
Siam Commercial Bank PCL	297,397	1,211,282
Somboon Advance Technology PCL	208,400	108,535
Srisawad Corp. PCL	307,031	702,137
Super Energy Corp. PCL NVDR	1,276,500	23,865
SVI PCL (c)	990,040	118,988
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	151,600	102,741
Thai Beverage PCL	1,233,000	816,101
Thai Oil PCL	442,583	1,030,594
Thai Union Group PCL Class F	271,100	122,183
TMB Bank PCL	4,086,733	229,210
True Corp. PCL NVDR	1,727,883	265,351
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	78,400	45,542
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust REIT	6,800	3,950
		19,061,919
UNITED STATES — 0.0% (e)
Ideanomics, Inc. (a)	15,637	13,381
TOTAL COMMON STOCKS (Cost $439,719,830)		519,992,207

RIGHTS — 0.0% (e)
CHINA — 0.0% (e)
Beijing Capital Land, Ltd. (expiring 1/15/20) (a) (c)	61,000	2,153

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
INDIA — 0.0% (e)
Piramal Enterprises, Ltd. (expiring 1/20/20) (a)	683	$2,139
THAILAND — 0.0% (e)
Frasers Property Thailand Industrial Freehold & Leasehold REIT, (expiring 1/21/20) (a)	7,131	333
Frasers Property Thailand Industrial Freehold & Leasehold REIT, (expiring 1/23/20) (a)	605	28
		361
TOTAL RIGHTS (Cost $0)		4,653
WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
Minor International PCL (expiring 9/30/21) (a) (Cost: $0)	20,064	2,157
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (f) (g)	4,644,821	4,645,285
State Street Navigator Securities Lending Portfolio II (h) (i)	2,454,302	2,454,302
TOTAL SHORT-TERM INVESTMENTS (Cost $7,099,587)		7,099,587
TOTAL INVESTMENTS — 100.3% (Cost $446,819,417)		527,098,604
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,364,963)
NET ASSETS — 100.0%		$525,733,641

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.1% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2019.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $48,975, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
COL	Collaterlized
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$503,876,334	$16,066,898	$48,975	$519,992,207
Rights	2,153	2,500	—	4,653
Warrants	2,157	—	—	2,157
Short-Term Investments	7,099,587	—	—	7,099,587
TOTAL INVESTMENTS	$510,980,231	$16,069,398	$48,975	$527,098,604
See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$18,857,731	$14,212,471	$25	$—	4,644,821	$4,645,285	$5,248
State Street Navigator Securities Lending Portfolio II	—	—	7,775,728	5,321,426	—	—	2,454,302	2,454,302	14,406
State Street Navigator Securities Lending Portfolio III	4,444,940	4,444,940	2,733,321	7,178,261	—	—	—	—	8,148
Total		$4,444,940	$29,366,780	$26,712,158	$25	$—		$7,099,587	$27,802
See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.3%
AECC Aviation Power Co., Ltd. Class A	131,000	$407,756
AVIC Aircraft Co., Ltd. Class A	181,100	425,894
AVIC Electromechanical Systems Co., Ltd. Class A	448,500	446,880
AVIC Shenyang Aircraft Co., Ltd. Class A (a)	87,700	397,884
AviChina Industry & Technology Co., Ltd. Class H	2,128,000	958,608
AVICOPTER PLC Class A	63,800	437,018
China Avionics Systems Co., Ltd. Class A	204,087	417,249
China Spacesat Co., Ltd. Class A	131,100	402,232
		3,893,521
AIR FREIGHT & LOGISTICS — 0.6%
BEST, Inc. ADR (a) (b)	98,949	550,157
SF Holding Co., Ltd. Class A	83,100	443,708
Sinotrans, Ltd. Class A	697,560	426,639
Sinotrans, Ltd. Class H	982,000	333,979
STO Express Co., Ltd. Class A	130,771	366,113
YTO Express Group Co., Ltd. Class A	251,300	456,407
Yunda Holding Co., Ltd. Class A	83,960	401,408
ZTO Express Cayman, Inc. ADR	251,400	5,870,190
		8,848,601
AIRLINES — 0.3%
Air China, Ltd. Class A	365,400	508,349
Air China, Ltd. Class H	1,266,000	1,285,205
China Eastern Airlines Corp., Ltd. Class H (a)	1,466,000	812,793
China Southern Airlines Co., Ltd. Class A	456,600	470,684
China Southern Airlines Co., Ltd. Class H (b)	818,000	550,107
Spring Airlines Co., Ltd. Class A	70,000	441,096
		4,068,234
AUTO COMPONENTS — 0.4%
China First Capital Group, Ltd. (a)	2,118,000	73,393
Fuyao Glass Industry Group Co., Ltd. Class A	135,200	465,668
Fuyao Glass Industry Group Co., Ltd. Class H (c)	226,000	691,766
Huayu Automotive Systems Co., Ltd. Class A	132,600	494,788
Minth Group, Ltd.	390,000	1,376,447
Shandong Linglong Tyre Co., Ltd. Class A	151,500	498,754
Tianneng Power International, Ltd. (b)	434,000	330,298
Xinyi Glass Holdings, Ltd.	1,262,000	1,671,480
Zhejiang Century Huatong Group Co., Ltd. Class A	322,760	529,658
		6,132,252
Security Description	Shares	Value
AUTOMOBILES — 1.4%
BAIC Motor Corp., Ltd. Class H (c)	1,142,400	$648,041
Brilliance China Automotive Holdings, Ltd.	1,688,000	1,750,435
BYD Co., Ltd. Class A	60,400	413,382
BYD Co., Ltd. Class H (b)	376,500	1,877,233
Chongqing Changan Automobile Co., Ltd. Class A	373,900	538,426
Dongfeng Motor Group Co., Ltd. Class H	1,525,300	1,434,900
Geely Automobile Holdings, Ltd.	2,895,000	5,662,337
Great Wall Motor Co., Ltd. Class H (b)	2,007,500	1,484,022
Guangzhou Automobile Group Co., Ltd. Class H	1,733,691	2,158,269
NIO, Inc. ADR (a) (b)	327,361	1,315,991
Qingling Motors Co., Ltd. Class H	3,108,000	757,874
SAIC Motor Corp., Ltd. Class A	420,879	1,441,170
		19,482,080
BANKS — 12.3%
Agricultural Bank of China, Ltd. Class A	4,675,300	2,476,882
Agricultural Bank of China, Ltd. Class H	16,497,000	7,262,085
Bank of Beijing Co., Ltd. Class A	674,700	550,210
Bank of Chengdu Co., Ltd. Class A	370,400	482,334
Bank of China, Ltd. Class A	2,698,000	1,429,348
Bank of China, Ltd. Class H	44,547,700	19,038,456
Bank of Chongqing Co., Ltd. Class H	1,374,500	823,804
Bank of Communications Co., Ltd. Class A	893,500	722,225
Bank of Communications Co., Ltd. Class H	13,544,824	9,630,422
Bank of Guiyang Co., Ltd. Class A	354,500	486,568
Bank of Hangzhou Co., Ltd. Class A	366,600	482,123
Bank of Jiangsu Co., Ltd. Class A	451,600	469,420
Bank of Nanjing Co., Ltd. Class A	370,400	466,380
Bank of Ningbo Co., Ltd. Class A	232,300	938,852
Bank of Shanghai Co., Ltd. Class A	523,700	713,540
Bank of Zhengzhou Co., Ltd. Class A	631,900	421,862
China CITIC Bank Corp., Ltd. Class H	7,718,471	4,626,050
China Construction Bank Corp. Class H	56,284,623	48,614,635
China Everbright Bank Co., Ltd. Class A	1,733,800	1,097,759
China Everbright Bank Co., Ltd. Class H	859,000	399,084
China Merchants Bank Co., Ltd. Class A	852,400	4,599,067
China Merchants Bank Co., Ltd. Class H	2,203,735	11,327,240

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
China Minsheng Banking Corp., Ltd. Class A	836,400	$757,727
China Minsheng Banking Corp., Ltd. Class H	4,608,759	3,483,866
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,298,000	1,173,803
Huaxia Bank Co., Ltd. Class A	453,500	499,393
Industrial & Commercial Bank of China, Ltd. Class A	2,534,100	2,139,295
Industrial & Commercial Bank of China, Ltd. Class H	44,506,789	34,272,021
Industrial Bank Co., Ltd. Class A	877,200	2,493,638
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	419,600	548,812
Ping An Bank Co., Ltd. Class A	720,300	1,701,174
Postal Savings Bank of China Co., Ltd. Class H (c)	3,939,000	2,679,317
Shanghai Pudong Development Bank Co., Ltd. Class A	1,222,470	2,171,088
		168,978,480
BEVERAGES — 1.8%
Anhui Gujing Distillery Co., Ltd. Class A	30,900	602,992
Anhui Kouzi Distillery Co., Ltd. Class A	51,300	404,425
Beijing Shunxin Agriculture Co., Ltd. Class A	57,400	434,137
Beijing Yanjing Brewery Co., Ltd. Class A	500,100	468,138
China Resources Beer Holdings Co., Ltd.	771,667	4,268,442
Chongqing Brewery Co., Ltd. Class A	72,339	539,649
Jiangsu King's Luck Brewery JSC, Ltd. Class A	104,700	491,846
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	61,100	969,333
Kweichow Moutai Co., Ltd. Class A	55,231	9,380,742
Luzhou Laojiao Co., Ltd. Class A	61,100	760,378
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	41,900	539,605
Sichuan Swellfun Co., Ltd. Class A	68,100	505,973
Tibet Water Resources, Ltd. (a)	1,811,000	123,185
Tsingtao Brewery Co., Ltd. Class H	245,000	1,646,057
Wuliangye Yibin Co., Ltd. Class A	169,000	3,227,309
Yantai Changyu Pioneer Wine Co., Ltd. Class A	104,600	431,006
		24,793,217
BIOTECHNOLOGY — 0.9%
3SBio, Inc. (a) (c)	670,000	868,477
BeiGene, Ltd. ADR (a) (b)	21,079	3,494,055
Beijing SL Pharmaceutical Co., Ltd. Class A	218,375	412,286
Beijing Tiantan Biological Products Corp., Ltd. Class A	110,691	444,026
Security Description	Shares	Value
Berry Genomics Co., Ltd. Class A (a)	93,300	$490,267
China Biologic Products Holdings, Inc. (a) (b)	12,981	1,510,729
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	284,200	469,236
Getein Biotech, Inc. Class A	123,780	409,629
Hualan Biological Engineering, Inc. Class A	92,885	468,749
Innovent Biologics, Inc. (a) (c)	219,000	746,227
Jinyu Bio-Technology Co., Ltd. Class A	173,600	466,579
Shanghai Haohai Biological Technology Co., Ltd. Class H (a) (c)	20,400	123,314
Shanghai RAAS Blood Products Co., Ltd. Class A (a)	366,600	390,540
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	237,900	550,249
Zai Lab, Ltd. ADR (a)	26,334	1,095,231
		11,939,594
BUILDING PRODUCTS — 0.1%
Beijing New Building Materials PLC Class A	164,400	600,702
China Lesso Group Holdings, Ltd.	443,000	567,978
Zhejiang Weixing New Building Materials Co., Ltd. Class A	196,075	370,747
		1,539,427
CAPITAL MARKETS — 2.2%
Anxin Trust Co., Ltd. Class A (a)	601,100	383,177
Caitong Securities Co., Ltd. Class A	280,600	456,846
Central China Securities Co., Ltd. Class H	483,000	114,058
Changjiang Securities Co., Ltd. Class A	415,900	426,341
China Cinda Asset Management Co., Ltd. Class H	5,944,200	1,350,296
China Everbright, Ltd.	816,000	1,524,803
China Galaxy Securities Co., Ltd. Class H	2,588,500	1,524,836
China Huarong Asset Management Co., Ltd. Class H (c)	6,520,000	1,029,236
China International Capital Corp., Ltd. Class H (b) (c)	310,000	597,577
China Merchants Securities Co., Ltd. Class A	318,379	836,041
CITIC Securities Co., Ltd. Class A	298,500	1,084,262
CITIC Securities Co., Ltd. Class H	1,483,500	3,385,178
CSC Financial Co., Ltd. Class A	123,400	538,590
Dongxing Securities Co., Ltd. Class A	266,700	503,139
Everbright Securities Co., Ltd. Class A	254,500	478,662
Founder Securities Co., Ltd. Class A	427,900	532,637
GF Securities Co., Ltd. Class A	213,400	464,782

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
GF Securities Co., Ltd. Class H	936,800	$1,140,973
Guosen Securities Co., Ltd. Class A	249,100	448,835
Guotai Junan International Holdings, Ltd. (b)	2,051,000	363,251
Guotai Junan Securities Co., Ltd. Class A	412,800	1,095,837
Guoyuan Securities Co., Ltd. Class A	339,400	451,711
Haitong Securities Co., Ltd. Class A	226,000	501,635
Haitong Securities Co., Ltd. Class H	1,981,000	2,341,566
Huaan Securities Co., Ltd. Class A	460,500	482,639
Huatai Securities Co., Ltd. Class A	289,300	843,583
Huatai Securities Co., Ltd. Class H (b) (c)	877,800	1,552,412
Huaxi Securities Co., Ltd. Class A	296,400	468,527
Industrial Securities Co., Ltd. Class A	459,900	467,483
Noah Holdings, Ltd. ADR (a) (b)	3,644	128,888
Orient Securities Co., Ltd. Class A	331,500	512,112
SDIC Capital Co., Ltd. Class A	232,485	505,348
Shanxi Securities Co., Ltd. Class A	368,700	438,831
Shenwan Hongyuan Group Co., Ltd. Class A	955,510	702,384
Sinolink Securities Co., Ltd. Class A	333,800	445,696
SooChow Securities Co., Ltd. Class A	302,033	433,201
Southwest Securities Co., Ltd. Class A	640,600	477,336
Western Securities Co., Ltd. Class A	331,400	466,281
Zheshang Securities Co., Ltd. Class A	327,700	523,650
		30,022,640
CHEMICALS — 0.8%
ADAMA, Ltd. Class A	317,500	455,841
China BlueChemical, Ltd. Class H	2,490,000	613,568
China Lumena New Materials Corp. (a) (b) (d)	3,564,548	—
COFCO Biotechnology Co., Ltd. Class A	425,600	403,288
Fufeng Group, Ltd. (b)	550,000	242,114
Hengli Petrochemical Co., Ltd. Class A	218,400	504,206
Hengyi Petrochemical Co., Ltd. Class A	234,478	468,609
Huapont Life Sciences Co., Ltd. Class A	636,800	451,647
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A (a)	970,100	435,944
Jiangsu Eastern Shenghong Co., Ltd. Class A	557,500	414,614
Security Description	Shares	Value
Lomon Billions Group Co., Ltd. Class A	233,600	$516,156
Rongsheng Petro Chemical Co., Ltd. Class A	266,200	473,532
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	170,096	485,246
Shanghai Huayi Group Co., Ltd. Class A	403,253	385,007
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,041,999	615,865
Suli Co., Ltd. Class A	133,400	402,585
Tianqi Lithium Corp. Class A	118,000	511,294
Tongkun Group Co., Ltd. Class A	227,900	490,473
Transfar Zhilian Co., Ltd. Class A	376,400	377,203
Wanhua Chemical Group Co., Ltd. Class A	125,500	1,012,087
Zhejiang Juhua Co., Ltd. Class A	419,600	438,567
Zhejiang Longsheng Group Co., Ltd. Class A	192,800	400,539
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	395,500	405,996
		10,504,381
COMMERCIAL SERVICES & SUPPLIES — 0.4%
China Everbright International, Ltd.	2,298,925	1,844,026
Country Garden Services Holdings Co., Ltd.	653,000	2,199,909
CT Environmental Group, Ltd. (a) (b) (d)	1,980,400	43,208
Dongjiang Environmental Co., Ltd. Class H (b)	189,800	139,333
Greentown Service Group Co., Ltd.	752,000	821,315
Shanghai M&G Stationery, Inc. Class A	73,680	515,590
		5,563,381
COMMUNICATIONS EQUIPMENT — 0.5%
Addsino Co., Ltd. Class A (a)	258,700	379,592
Beijing UniStrong Science & Technology Co., Ltd. Class A (a)	266,700	356,869
BYD Electronic International Co., Ltd. (b)	352,500	677,693
China Fiber Optic Network System Group, Ltd. (a) (d)	1,131,600	—
Comba Telecom Systems Holdings, Ltd.	1,584,310	441,227
Fiberhome Telecommunication Technologies Co., Ltd. Class A	106,100	418,145
Fujian Star-net Communication Co., Ltd. Class A	102,900	525,348
Guangzhou Haige Communications Group, Inc. Co. Class A	304,700	473,773
Hengtong Optic-electric Co., Ltd. Class A	191,300	446,586
Hytera Communications Corp., Ltd. Class A	284,500	343,517

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b) (c)	218,000	$433,101
ZTE Corp. Class A (a)	123,400	626,997
ZTE Corp. Class H (a)	467,597	1,431,272
		6,554,120
CONSTRUCTION & ENGINEERING — 1.0%
China Communications Construction Co., Ltd. Class A	294,200	386,908
China Communications Construction Co., Ltd. Class H	2,787,394	2,271,613
China Communications Services Corp., Ltd. Class H	1,283,600	935,708
China Machinery Engineering Corp. Class H	461,000	185,777
China National Chemical Engineering Co., Ltd. Class A	519,400	480,239
China Railway Construction Corp., Ltd. Class A	357,400	520,310
China Railway Construction Corp., Ltd. Class H	1,111,875	1,217,215
China Railway Group, Ltd. Class A	492,600	420,098
China Railway Group, Ltd. Class H	2,636,000	1,627,244
China Railway Hi-tech Industry Co., Ltd. Class A	288,200	475,840
China State Construction Engineering Corp., Ltd. Class A	1,604,300	1,294,468
China State Construction International Holdings, Ltd.	1,264,000	1,148,530
Metallurgical Corp. of China, Ltd. Class A	1,035,300	416,192
Metallurgical Corp. of China, Ltd. Class H	1,895,000	425,608
Power Construction Corp. of China, Ltd. Class A	634,300	395,234
Shanghai Construction Group Co., Ltd. Class A	867,800	441,055
Sinopec Engineering Group Co., Ltd. Class H	687,500	411,169
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	318,400	403,191
		13,456,399
CONSTRUCTION MATERIALS — 1.0%
Anhui Conch Cement Co., Ltd. Class A	96,200	756,877
Anhui Conch Cement Co., Ltd. Class H	755,500	5,507,379
BBMG Corp. Class H (b)	1,520,000	466,234
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	141,800	535,632
China Jushi Co., Ltd. Class A	368,300	576,365
China National Building Material Co., Ltd. Class H	2,366,000	2,641,777
China Resources Cement Holdings, Ltd.	1,001,163	1,274,614
CSG Holding Co., Ltd. Class A	671,317	482,875
Huaxin Cement Co., Ltd. Class A	154,700	587,026
Security Description	Shares	Value
Jinyuan EP Co., Ltd. Class A	324,700	$470,840
Sichuan Shuangma Cement Co., Ltd. Class A (a)	210,900	499,306
Tangshan Jidong Cement Co., Ltd. Class A	183,900	449,113
		14,248,038
CONSUMER FINANCE — 0.0% (e)
Chong Sing Holdings FinTech Group (a)	17,798,900	27,412
LexinFintech Holdings, Ltd. ADR (a)	11,026	153,151
Qudian, Inc. ADR (a) (b)	38,073	179,324
		359,887
CONTAINERS & PACKAGING — 0.1%
Greatview Aseptic Packaging Co., Ltd.	458,000	209,843
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	139,740	532,666
		742,509
DISTRIBUTORS — 0.0% (e)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	679,000	510,657
DIVERSIFIED CONSUMER SERVICES — 1.6%
Bright Scholar Education Holdings, Ltd. ADR	19,600	173,068
China Education Group Holdings, Ltd.	489,000	640,135
China Maple Leaf Educational Systems, Ltd. (b)	1,039,497	424,241
China Yuhua Education Corp., Ltd. (b) (c)	646,000	436,923
Fu Shou Yuan International Group, Ltd.	889,000	753,022
New Oriental Education & Technology Group, Inc. ADR (a)	67,619	8,198,804
Shanghai Xin Nanyang Only Education & Technology Co., Ltd. Class A (a)	160,400	395,407
TAL Education Group ADR (a)	208,277	10,038,951
Zhejiang Yasha Decoration Co., Ltd. Class A	552,800	460,326
		21,520,877
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Avic Capital Co., Ltd. Class A	624,500	434,854
Bohai Leasing Co., Ltd. Class A (a)	808,300	440,987
China Common Rich Renewable Energy Investment, Ltd. (a) (b) (d)	17,589,376	—
Far East Horizon, Ltd.	1,427,000	1,336,931
		2,212,772

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
China Telecom Corp., Ltd. Class H	8,242,951	$3,395,861
China Tower Corp., Ltd. Class H (c)	25,376,000	5,601,622
China Unicom Hong Kong, Ltd.	3,411,805	3,213,975
CITIC Telecom International Holdings, Ltd.	1,366,000	497,888
		12,709,346
ELECTRICAL EQUIPMENT — 0.5%
Baosheng Science and Technology Innovation Co., Ltd. Class A	790,952	431,522
Dongfang Electric Corp., Ltd. Class A	314,100	414,432
Dongfang Electric Corp., Ltd. Class H	251,200	151,523
Fangda Carbon New Material Co., Ltd. Class A (a)	247,800	432,618
Fullshare Holdings, Ltd. (a) (b)	5,192,500	119,953
Jiangxi Special Electric Motor Co., Ltd. Class A (a)	717,800	387,490
Nanyang Topsec Technologies Group, Inc. Class A (a)	175,300	478,447
NARI Technology Co., Ltd. Class A	182,200	554,044
Ningbo Sanxing Medical Electric Co., Ltd. Class A	470,300	499,662
Shanghai Electric Group Co., Ltd. Class A	589,500	421,486
Shanghai Electric Group Co., Ltd. Class H	2,622,000	861,459
Tech Pro Technology Development, Ltd. (a) (b) (d)	4,481,396	19,555
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	233,000	399,754
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	417,760	485,219
Zhejiang Chint Electrics Co., Ltd. Class A	134,400	517,135
Zhuzhou CRRC Times Electric Co., Ltd. Class H	337,500	1,221,476
		7,395,775
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
AAC Technologies Holdings, Inc. (b)	405,245	3,536,623
Accelink Technologies Co., Ltd. Class A	100,100	427,985
Anxin-China Holdings, Ltd. (a)	3,068,000	—
Avary Holding Shenzhen Co., Ltd. Class A	75,600	487,346
AVIC International Holdings, Ltd. Class H (a)	307,982	326,093
AVIC Jonhon Optronic Technology Co., Ltd. Class A	75,300	422,276
BOE Technology Group Co., Ltd. Class A	1,559,600	1,016,573
Security Description	Shares	Value
Foxconn Industrial Internet Co., Ltd. Class A	214,600	$562,909
GoerTek, Inc. Class A	201,900	577,424
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	394,300	1,853,425
Hollysys Automation Technologies, Ltd.	24,605	403,768
Ju Teng International Holdings, Ltd.	1,156,000	295,239
Kingboard Holdings, Ltd.	398,999	1,264,827
Kingboard Laminates Holdings, Ltd.	386,000	478,549
Lingyi iTech Guangdong Co. Class A (a)	305,500	475,894
Luxshare Precision Industry Co., Ltd. Class A	229,800	1,204,238
NAURA Technology Group Co., Ltd. Class A	45,300	572,335
OFILM Group Co., Ltd. Class A (a)	286,000	640,561
Shengyi Technology Co., Ltd. Class A	113,100	339,699
Shennan Circuits Co., Ltd. Class A	26,500	540,642
Shenzhen Kinwong Electronic Co., Ltd. Class A	61,900	389,433
Sunny Optical Technology Group Co., Ltd.	401,400	6,949,467
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	138,600	460,663
Tianma Microelectronics Co., Ltd. Class A	206,800	483,661
Tunghsu Optoelectronic Technology Co., Ltd. Class A	588,400	283,845
Unigroup Guoxin Microelectronics Co., Ltd. Class A	54,800	399,996
Unisplendour Corp., Ltd. Class A	90,440	410,315
Universal Scientific Industrial Shanghai Co., Ltd. Class A	192,400	531,195
Wasion Holdings, Ltd.	462,000	225,907
Westone Information Industry, Inc. Class A	100,800	373,234
Wuhan Guide Infrared Co., Ltd. Class A	133,200	401,599
WUS Printed Circuit Kunshan Co., Ltd. Class A	113,500	361,921
Zhejiang Dahua Technology Co., Ltd. Class A	174,700	498,631
		27,196,273
ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group	1,256,000	143,464
China Oilfield Services, Ltd. Class H	1,065,900	1,671,667
Sinopec Oilfield Service Corp. Class H (a)	1,700,000	185,451
		2,000,582
ENTERTAINMENT — 1.5%
Alibaba Pictures Group, Ltd. (a)	9,030,000	1,587,708

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Bilibili, Inc. ADR (a) (b)	45,146	$840,618
Changyou.com, Ltd. ADR	11,496	112,546
China Film Co., Ltd. Class A	188,900	412,778
Giant Network Group Co., Ltd. Class A	164,500	426,533
HUYA, Inc. ADR (a) (b)	25,444	456,720
iQIYI, Inc. ADR (a) (b)	128,889	2,720,847
Leyou Technologies Holdings, Ltd. (a) (b)	455,000	136,060
NetDragon Websoft Holdings, Ltd.	242,000	568,988
NetEase, Inc. ADR	39,120	11,995,757
Perfect World Co., Ltd. Class A	104,400	661,610
Poly Culture Group Corp., Ltd. Class H	128,200	87,860
Wanda Film Holding Co., Ltd. Class A (a)	178,700	465,662
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	174,600	675,072
		21,148,759
FOOD & STAPLES RETAILING — 0.2%
Jiajiayue Group Co., Ltd. Class A	120,608	421,470
Laobaixing Pharmacy Chain JSC Class A	44,100	405,724
Sun Art Retail Group, Ltd.	1,343,000	1,628,808
Yifeng Pharmacy Chain Co., Ltd. Class A	41,100	432,057
Yonghui Superstores Co., Ltd. Class A	375,000	405,950
		3,294,009
FOOD PRODUCTS — 2.2%
Ausnutria Dairy Corp., Ltd.	186,000	267,835
China Agri-Industries Holdings, Ltd.	2,025,600	1,073,658
China Huishan Dairy Holdings Co., Ltd. (a) (b) (d)	2,729,000	—
China Huiyuan Juice Group, Ltd. (a) (b) (d)	701,000	90,866
China Mengniu Dairy Co., Ltd.	1,589,220	6,424,758
China Yurun Food Group, Ltd. (a)	1,236,000	128,489
CP Pokphand Co., Ltd.	3,120,000	256,269
Dali Foods Group Co., Ltd. (c)	694,500	514,293
Foshan Haitian Flavouring & Food Co., Ltd. Class A	100,200	1,546,629
Fujian Sunner Development Co., Ltd. Class A	111,600	385,825
Guangdong Haid Group Co., Ltd. Class A	89,500	462,589
Health & Happiness H&H International Holdings, Ltd.	192,500	796,751
Henan Shuanghui Investment & Development Co., Ltd. Class A	125,400	522,654
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	236,700	1,051,449
Security Description	Shares	Value
Jiangxi Zhengbang Technology Co., Ltd. Class A	175,400	$407,957
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	77,093	435,541
Muyuan Foodstuff Co., Ltd. Class A	93,431	1,191,035
New Hope Liuhe Co., Ltd. Class A	187,700	537,622
Tingyi Cayman Islands Holding Corp.	1,109,844	1,894,418
Toly Bread Co., Ltd. Class A	63,978	389,830
Tongwei Co., Ltd. Class A	211,700	399,075
Uni-President China Holdings, Ltd.	877,400	921,113
Want Want China Holdings, Ltd. (b)	3,743,933	3,498,015
WH Group, Ltd. (c)	5,366,606	5,544,441
Yihai International Holding, Ltd.	256,000	1,501,476
		30,242,588
GAS UTILITIES — 0.8%
Beijing Enterprises Holdings, Ltd.	322,000	1,477,387
China Gas Holdings, Ltd.	1,205,400	4,517,272
China Oil & Gas Group, Ltd.	2,216,000	88,165
China Resources Gas Group, Ltd.	517,000	2,839,857
Kunlun Energy Co., Ltd.	2,337,400	2,063,876
		10,986,557
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	136,782	399,045
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,552,000	1,860,377
		2,259,422
HEALTH CARE PROVIDERS & SERVICES — 0.4%
China National Accord Medicines Corp., Ltd. Class A	68,400	445,450
China Resources Medical Holdings Co., Ltd.	496,500	288,018
Huadong Medicine Co., Ltd. Class A	108,000	378,031
Jointown Pharmaceutical Group Co., Ltd. Class A	221,100	449,174
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	244,500	522,689
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	611,600	1,189,950
Sinopharm Group Co., Ltd. Class H	699,200	2,552,971
		5,826,283
HEALTH CARE TECHNOLOGY — 0.1%
Ping An Healthcare and Technology Co., Ltd. (a) (b) (c)	102,654	748,977
HOTELS, RESTAURANTS & LEISURE — 1.4%
Ajisen China Holdings, Ltd.	587,000	208,680

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
China International Travel Service Corp., Ltd. Class A	82,700	$1,056,139
China Travel International Investment Hong Kong, Ltd.	3,734,000	661,326
Haidilao International Holding, Ltd. (b) (c)	388,000	1,558,613
Huazhu Group, Ltd. ADR (b)	64,197	2,572,374
Imperial Pacific International Holdings, Ltd. (a) (b)	27,790,300	367,361
Luckin Coffee, Inc. ADR (a) (b)	16,200	637,632
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,462,187	300,251
Shanghai Jinjiang International Hotels Co., Ltd. Class A	127,910	527,238
Shenzhen Overseas Chinese Town Co., Ltd. Class A	432,400	483,607
Yum China Holdings, Inc.	213,584	10,254,168
		18,627,389
HOUSEHOLD DURABLES — 0.9%
Gree Electric Appliances, Inc. of Zhuhai Class A	256,600	2,416,004
Guangzhou Holike Creative Home Co., Ltd. Class A	202,776	475,706
Haier Electronics Group Co., Ltd.	727,000	2,271,933
Haier Smart Home Co., Ltd. Class A	215,100	602,205
Hang Zhou Great Star Industrial Co., Ltd. Class A	262,400	404,611
Hangzhou Robam Appliances Co., Ltd. Class A	112,800	547,550
Hisense Home Appliances Group Co., Ltd. Class H	334,000	366,072
Jason Furniture Hangzhou Co., Ltd. Class A	87,600	575,142
Joyoung Co., Ltd. Class A	134,354	485,323
KingClean Electric Co., Ltd. Class A	133,100	452,320
NavInfo Co., Ltd. Class A	181,400	419,308
Oppein Home Group, Inc. Class A	25,700	431,706
Shenzhen MTC Co., Ltd. Class A (a)	1,043,300	521,264
Skyworth Group, Ltd.	2,115,423	610,860
Suofeiya Home Collection Co., Ltd. Class A	163,900	492,984
TCL Corp. Class A	822,700	527,981
Zhejiang Supor Co., Ltd. Class A	43,665	481,339
		12,082,308
HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd.	534,000	971,806
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.0%
Beijing Enterprises Clean Energy Group, Ltd. (a)	12,545,714	99,827
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,150,000	200,724
CGN Power Co., Ltd. Class H (c)	6,515,000	1,739,162
Security Description	Shares	Value
China Datang Corp. Renewable Power Co., Ltd. Class H	1,877,000	$190,306
China Longyuan Power Group Corp., Ltd. Class H	1,935,000	1,224,306
China National Nuclear Power Co., Ltd. Class A	561,300	402,935
China Power International Development, Ltd.	2,919,000	625,623
China Resources Power Holdings Co., Ltd.	1,114,092	1,564,230
China Yangtze Power Co., Ltd. Class A	932,200	2,459,938
Concord New Energy Group, Ltd.	4,520,000	220,437
Datang International Power Generation Co., Ltd. Class H	3,736,287	714,478
Huadian Fuxin Energy Corp., Ltd. Class H	2,180,000	444,852
Huadian Power International Corp., Ltd. Class H	1,180,000	448,266
Huaneng Power International, Inc. Class A	490,300	392,795
Huaneng Power International, Inc. Class H	2,340,129	1,183,309
Huaneng Renewables Corp., Ltd. Class H	3,154,000	1,226,497
SDIC Power Holdings Co., Ltd. Class A	337,300	444,558
Sichuan Chuantou Energy Co., Ltd. Class A	315,600	446,316
		14,028,559
INDUSTRIAL CONGLOMERATES — 0.3%
CITIC, Ltd.	2,065,000	2,761,531
Shanghai Industrial Holdings, Ltd.	386,000	743,089
		3,504,620
INSURANCE — 5.5%
China Life Insurance Co., Ltd. Class A	163,800	820,041
China Life Insurance Co., Ltd. Class H	4,361,040	12,117,420
China Pacific Insurance Group Co., Ltd. Class A	230,900	1,254,425
China Pacific Insurance Group Co., Ltd. Class H	1,554,200	6,123,609
China Reinsurance Group Corp. Class H	1,736,000	285,182
China Taiping Insurance Holdings Co., Ltd.	796,891	1,975,915
Fanhua, Inc. ADR (b)	33,579	872,047
Hubei Biocause Pharmaceutical Co., Ltd. Class A	423,400	427,950
New China Life Insurance Co., Ltd. Class A	60,000	423,394
New China Life Insurance Co., Ltd. Class H	517,800	2,226,225
People's Insurance Co. Group of China, Ltd. Class A	338,000	368,322

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
People's Insurance Co. Group of China, Ltd. Class H	3,622,000	$1,506,106
PICC Property & Casualty Co., Ltd. Class H	3,986,287	4,803,927
Ping An Insurance Group Co. of China, Ltd. Class A	438,000	5,374,110
Ping An Insurance Group Co. of China, Ltd. Class H	3,107,600	36,732,200
		75,310,873
INTERACTIVE MEDIA & SERVICES — 13.9%
58.com, Inc. ADR (a)	53,343	3,452,892
Autohome, Inc. ADR (a) (b)	32,604	2,608,646
Baidu, Inc. ADR (a)	155,535	19,659,624
Bitauto Holdings, Ltd. ADR (a) (b)	24,203	359,173
China Metal Recycling Holdings, Ltd. (a) (b) (d)	268,085	—
JOYY, Inc. ADR (a)	25,520	1,347,201
Momo, Inc. ADR	94,272	3,158,112
Phoenix New Media, Ltd. ADR	51,496	100,932
Qutoutiao, Inc. ADR (a) (b)	56,763	193,562
SINA Corp. (a)	35,568	1,420,230
Sogou, Inc. ADR (a) (b)	14,575	66,316
Sohu.com, Ltd. ADR (a) (b)	34,650	387,387
Tencent Holdings, Ltd.	3,231,015	155,749,536
Tian Ge Interactive Holdings, Ltd. (a) (c)	177,000	44,070
Weibo Corp. ADR (a) (b)	35,323	1,637,221
		190,184,902
INTERNET & DIRECT MARKETING RETAIL — 18.2%
Alibaba Group Holding, Ltd. ADR (a)	882,145	187,102,955
Baozun, Inc. ADR (a) (b)	17,921	593,544
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (a)	854,579	474,824
JD.com, Inc. ADR (a)	491,055	17,299,868
Meituan Dianping Class B (a) (b)	1,995,200	26,092,928
Pinduoduo, Inc. ADR (a)	195,155	7,380,762
Tongcheng-Elong Holdings, Ltd. (a)	421,307	755,906
Trip.com Group, Ltd. ADR (a)	227,067	7,615,827
Vipshop Holdings, Ltd. ADR (a)	219,047	3,103,896
		250,420,510
IT SERVICES — 0.4%
21Vianet Group, Inc. ADR (a)	48,502	351,640
AGTech Holdings, Ltd. (a)	1,944,000	91,065
China TransInfo Technology Co., Ltd. Class A	166,100	430,205
Chinasoft International, Ltd.	1,146,000	647,142
Digital China Holdings, Ltd. (b)	852,000	442,850
GDS Holdings, Ltd. ADR (a)	36,797	1,897,989
Hi Sun Technology China, Ltd. (a)	1,383,000	230,743
Security Description	Shares	Value
TravelSky Technology, Ltd. Class H	511,000	$1,247,365
		5,338,999
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Alpha Group Class A (a)	457,300	651,959
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Genscript Biotech Corp. (a) (b)	614,000	1,394,774
WuXi AppTec Co., Ltd. Class A	94,700	1,252,488
Wuxi Biologics Cayman, Inc. (a) (c)	267,500	3,386,749
		6,034,011
MACHINERY — 1.5%
China Conch Venture Holdings, Ltd.	946,000	4,127,929
China International Marine Containers Group Co., Ltd. Class H	316,260	295,081
China Shipbuilding Industry Co., Ltd. Class A	918,800	691,229
CIMC Enric Holdings, Ltd.	746,000	445,199
CRRC Corp., Ltd. Class A	653,500	669,905
CRRC Corp., Ltd. Class H	2,860,950	2,085,551
First Tractor Co., Ltd. Class H (a)	490,000	110,680
Haitian International Holdings, Ltd.	431,000	1,044,339
Han's Laser Technology Industry Group Co., Ltd. Class A	84,000	482,402
Hefei Meiya Optoelectronic Technology, Inc. Class A	96,400	541,157
Inner Mongolia First Machinery Group Co., Ltd. Class A	272,823	416,374
Jiangsu Hengli Hydraulic Co., Ltd. Class A	84,011	600,066
Lonking Holdings, Ltd.	2,431,000	730,068
Sany Heavy Industry Co., Ltd. Class A	327,218	800,997
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	176,700	420,367
Sinotruk Hong Kong, Ltd.	206,500	440,467
Weichai Power Co., Ltd. Class H	1,291,680	2,725,329
XCMG Construction Machinery Co., Ltd. Class A	670,000	526,177
Yangzijiang Shipbuilding Holdings, Ltd.	1,483,900	1,235,986
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	233,100	579,976
Zhengzhou Yutong Bus Co., Ltd. Class A	209,400	428,411
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,000,200	838,228
		20,235,918
MARINE — 0.2%
COSCO SHIPPING Development Co., Ltd. Class H	2,052,500	242,344

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	1,839,175	$745,886
Seaspan Corp. (b)	16,165	229,705
SITC International Holdings Co., Ltd.	876,000	1,068,046
		2,285,981
MEDIA — 0.3%
China Literature, Ltd. (a) (b) (c)	208,800	870,916
China South Publishing & Media Group Co., Ltd. Class A	242,456	415,630
Chinese Universe Publishing and Media Group Co., Ltd. Class A	232,300	453,918
Focus Media Information Technology Co., Ltd. Class A	555,600	499,351
NanJi E-Commerce Co., Ltd. Class A (a)	324,400	508,130
Oriental Pearl Group Co., Ltd. Class A	313,760	421,641
Wasu Media Holding Co., Ltd. Class A	299,100	448,318
		3,617,904
METALS & MINING — 1.2%
Aluminum Corp. of China, Ltd. Class H (a)	3,384,000	1,159,588
Angang Steel Co., Ltd. Class H (b)	1,711,435	711,652
Baoshan Iron & Steel Co., Ltd. Class A	867,800	715,156
China Hongqiao Group, Ltd.	691,000	416,810
China Molybdenum Co., Ltd. Class A	818,600	512,422
China Molybdenum Co., Ltd. Class H (b)	1,881,000	806,302
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	264,100	411,024
China Zhongwang Holdings, Ltd.	942,400	376,147
Chongqing Iron & Steel Co., Ltd. Class A (a)	1,603,100	425,796
Ganfeng Lithium Co., Ltd. Class A	135,300	676,583
Guangdong HEC Technology Holding Co., Ltd. Class A	396,500	582,925
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	2,042,900	387,160
Jiangxi Copper Co., Ltd. Class H	1,215,000	1,671,604
Maanshan Iron & Steel Co., Ltd. Class A	1,107,400	488,104
Maanshan Iron & Steel Co., Ltd. Class H (b)	72,000	29,200
MMG, Ltd. (a)	1,388,000	416,838
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	992,500	416,086
Shandong Gold Mining Co., Ltd. Class A	177,400	830,820
Shougang Fushan Resources Group, Ltd.	3,380,000	728,766
Xiamen Tungsten Co., Ltd. Class A	228,100	427,044
Security Description	Shares	Value
Zhaojin Mining Industry Co., Ltd. Class H	570,000	$629,854
Zhejiang Hailiang Co., Ltd. Class A	295,500	434,861
Zhejiang Huayou Cobalt Co., Ltd. Class A	111,900	641,941
Zhongjin Gold Corp., Ltd. Class A	326,000	396,902
Zijin Mining Group Co., Ltd. Class H	4,206,750	2,094,791
		16,388,376
MULTILINE RETAIL — 0.0% (e)
Golden Eagle Retail Group, Ltd.	532,120	592,777
OIL, GAS & CONSUMABLE FUELS — 3.3%
China Coal Energy Co., Ltd. Class H	2,302,013	912,911
China Merchants Energy Shipping Co., Ltd. Class A	616,900	731,584
China Petroleum & Chemical Corp. Class A	922,400	676,721
China Petroleum & Chemical Corp. Class H	15,146,640	9,116,987
China Shenhua Energy Co., Ltd. Class A	242,200	634,609
China Shenhua Energy Co., Ltd. Class H	2,107,700	4,403,778
China Suntien Green Energy Corp., Ltd. Class H	937,000	270,573
CNOOC, Ltd.	9,081,174	15,104,599
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	951,800	449,527
Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd. Class A	1,185,009	438,946
Guanghui Energy Co., Ltd. Class A	870,070	413,477
Guizhou Panjiang Refined Coal Co., Ltd. Class A	574,931	504,344
Jizhong Energy Resources Co., Ltd. Class A	845,800	444,445
NewOcean Energy Holdings, Ltd. (a)	652,000	98,740
PetroChina Co., Ltd. Class A	940,225	786,991
PetroChina Co., Ltd. Class H	13,152,930	6,600,267
Shaanxi Coal Industry Co., Ltd. Class A	392,900	507,121
Shandong Xinchao Energy Corp., Ltd. Class A (a)	1,383,300	417,066
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	397,400	414,223
Shanxi Meijin Energy Co., Ltd. Class A (a)	285,700	386,804
Sinopec Kantons Holdings, Ltd.	1,214,000	511,040
United Energy Group, Ltd.	1,400,000	283,888
Yanzhou Coal Mining Co., Ltd. Class H	981,900	882,120
		44,990,761

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
PAPER & FOREST PRODUCTS — 0.2%
Lee & Man Paper Manufacturing, Ltd.	1,354,000	$1,025,257
Nine Dragons Paper Holdings, Ltd.	1,073,000	1,115,442
		2,140,699
PERSONAL PRODUCTS — 0.2%
Hengan International Group Co., Ltd.	409,500	2,916,816
PHARMACEUTICALS — 2.3%
Asymchem Laboratories Tianjin Co., Ltd. Class A	28,000	520,592
Beijing Tongrentang Co., Ltd. Class A	109,700	443,830
Changchun High & New Technology Industry Group, Inc. Class A	12,300	789,373
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	87,600	464,968
China Animal Healthcare, Ltd. (a) (d)	763,600	—
China Medical System Holdings, Ltd.	1,043,300	1,502,326
China Resources Pharmaceutical Group, Ltd. (c)	835,000	774,795
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	100,900	458,929
China Shineway Pharmaceutical Group, Ltd.	336,000	318,242
Consun Pharmaceutical Group, Ltd.	729,000	434,118
CSPC Pharmaceutical Group, Ltd.	2,652,000	6,323,848
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	83,200	425,368
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	114,000	389,178
Hansoh Pharmaceutical Group Co., Ltd. (a) (c)	204,000	678,097
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	102,400	355,489
Jiangsu Hengrui Medicine Co., Ltd. Class A	187,538	2,356,493
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	325,304	483,392
Livzon Pharmaceutical Group, Inc. Class A	111,300	538,511
Luye Pharma Group, Ltd. (b) (c)	1,348,000	1,010,334
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	112,100	428,111
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	266,000	802,254
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	539,000	308,522
Security Description	Shares	Value
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	144,200	$403,917
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	130,600	373,885
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	108,100	364,568
Sihuan Pharmaceutical Holdings Group, Ltd.	1,268,000	151,344
Sino Biopharmaceutical, Ltd.	3,856,500	5,394,883
SSY Group, Ltd.	1,016,332	823,052
Tasly Pharmaceutical Group Co., Ltd. Class A	180,600	399,827
Tong Ren Tang Technologies Co., Ltd. Class H	527,000	518,086
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	165,000	299,670
United Laboratories International Holdings, Ltd. (b)	676,000	492,785
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (c)	107,200	608,794
Yifan Pharmaceutical Co., Ltd. Class A	231,500	540,100
Yunnan Baiyao Group Co., Ltd. Class A	42,707	548,342
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	30,400	479,537
Zhejiang NHU Co., Ltd. Class A	137,600	459,513
		31,665,073
PROFESSIONAL SERVICES — 0.1%
51job, Inc. ADR (a) (b)	16,874	1,432,603
China Index Holdings, Ltd. ADR (a) (b)	29,202	106,295
		1,538,898
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.9%
Agile Group Holdings, Ltd.	916,747	1,378,921
Beijing Capital Development Co., Ltd. Class A	363,400	415,827
Beijing Capital Land, Ltd. Class H (b)	980,000	275,443
Beijing North Star Co., Ltd. Class A	885,900	417,184
China Aoyuan Group, Ltd.	672,000	1,095,305
China Dili Group (a) (b)	2,487,500	782,152
China Enterprise Co., Ltd. Class A	648,578	432,997
China Evergrande Group (a) (b)	1,728,600	4,791,930
China Fortune Land Development Co., Ltd. Class A	113,700	468,503
China Jinmao Holdings Group, Ltd.	2,058,000	1,603,232
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	308,919	881,276
China Overseas Grand Oceans Group, Ltd.	493,000	341,034

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
China Overseas Land & Investment, Ltd.	2,131,862	$8,303,859
China Overseas Property Holdings, Ltd.	1,322,620	831,751
China Resources Land, Ltd.	1,588,555	7,910,359
China SCE Group Holdings, Ltd.	476,000	277,348
China South City Holdings, Ltd.	2,518,000	319,929
China Vanke Co., Ltd. Class A	349,210	1,613,401
China Vanke Co., Ltd. Class H	979,864	4,181,380
CIFI Holdings Group Co., Ltd.	2,568,267	2,172,140
Colour Life Services Group Co., Ltd. (b)	371,000	204,741
Country Garden Holdings Co., Ltd.	4,318,883	6,917,485
Gemdale Corp. Class A	253,300	527,318
Grandjoy Holdings Group Co., Ltd. Class A	438,800	452,335
Greenland Holdings Corp., Ltd. Class A	430,700	429,763
Greentown China Holdings, Ltd.	436,000	535,502
Guangzhou R&F Properties Co., Ltd. Class H (b)	650,224	1,200,008
Hopson Development Holdings, Ltd.	458,000	464,360
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	372,100	563,614
Jiayuan International Group, Ltd.	530,000	207,462
Jinke Properties Group Co., Ltd. Class A	449,700	495,854
Kaisa Group Holdings, Ltd. (a)	1,085,000	518,006
KWG Group Holdings, Ltd.	1,037,806	1,454,458
Logan Property Holdings Co., Ltd.	530,000	889,705
Longfor Group Holdings, Ltd. (c)	833,000	3,902,115
Oceanwide Holdings Co., Ltd. Class A	648,600	423,699
Poly Developments and Holdings Group Co., Ltd. Class A	489,100	1,136,176
Poly Property Group Co., Ltd.	1,531,000	634,658
Powerlong Real Estate Holdings, Ltd.	432,000	288,303
Red Star Macalline Group Corp., Ltd. Class A	273,200	444,406
Redco Properties Group, Ltd. (b) (c)	536,200	261,501
RiseSun Real Estate Development Co., Ltd. Class A	354,500	500,310
Ronshine China Holdings, Ltd.	200,500	277,393
Seazen Group, Ltd. (b)	1,038,000	1,262,897
Seazen Holdings Co., Ltd. Class A	114,700	637,629
Shanghai Industrial Urban Development Group, Ltd.	368,000	46,285
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	217,900	422,338
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	215,500	417,996
Shenzhen Investment, Ltd.	2,466,242	987,535
Shimao Property Holdings, Ltd.	587,441	2,276,845
Security Description	Shares	Value
Shui On Land, Ltd.	3,851,000	$845,146
Sino-Ocean Group Holding, Ltd.	2,035,712	817,754
Skyfame Realty Holdings, Ltd.	822,000	108,660
SOHO China, Ltd.	1,085,000	409,392
Sunac China Holdings, Ltd.	1,313,300	7,845,955
Suncity Group Holdings, Ltd. (a) (b)	1,231,376	251,275
Times China Holdings, Ltd.	227,000	452,730
Xinhu Zhongbao Co., Ltd. Class A	1,011,100	548,726
Yanlord Land Group, Ltd.	507,000	456,230
Yuexiu Property Co., Ltd.	4,758,000	1,099,156
Yuzhou Properties Co., Ltd.	1,396,657	768,970
Zall Smart Commerce Group, Ltd. (a) (b)	1,907,000	186,006
Zhongtian Financial Group Co., Ltd. Class A	841,400	402,269
		81,466,937
ROAD & RAIL — 0.2%
CAR, Inc. (a) (b)	451,300	308,134
China High Speed Railway Technology Co., Ltd. Class A	852,354	444,218
Daqin Railway Co., Ltd. Class A	510,000	601,150
Dazhong Transportation Group Co., Ltd. Class A	727,500	424,061
Guangshen Railway Co., Ltd. Class H	1,826,000	585,872
		2,363,435
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Daqo New Energy Corp. ADR (a)	4,538	232,346
GCL System Integration Technology Co., Ltd. Class A (a)	479,200	406,606
GCL-Poly Energy Holdings, Ltd. (a) (b)	9,009,000	341,084
Gigadevice Semiconductor Beijing, Inc. Class A	17,260	507,728
Hua Hong Semiconductor, Ltd. (b) (c)	265,000	602,659
JinkoSolar Holding Co., Ltd. ADR (a) (b)	16,627	373,941
LONGi Green Energy Technology Co., Ltd. Class A	148,900	530,812
Sanan Optoelectronics Co., Ltd. Class A	221,100	582,815
Semiconductor Manufacturing International Corp. (a) (b)	1,739,100	2,664,962
Shenzhen Goodix Technology Co., Ltd. Class A	17,600	521,293
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	254,100	430,848
Will Semiconductor, Ltd. Class A	23,234	478,347
Xinyi Solar Holdings, Ltd.	2,046,716	1,452,596
		9,126,037
SOFTWARE — 0.6%
360 Security Technology, Inc. Class A	122,600	413,821

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Aisino Corp. Class A	135,300	$450,084
Beijing Shiji Information Technology Co., Ltd. Class A	75,800	424,427
Cheetah Mobile, Inc. ADR (b)	20,615	74,832
China National Software & Service Co., Ltd. Class A	37,400	384,946
Genimous Technology Co., Ltd. Class A	466,900	605,985
Glodon Co., Ltd. Class A	82,700	403,458
Hundsun Technologies, Inc. Class A	37,700	420,726
Iflytek Co., Ltd. Class A	90,400	447,512
Kingdee International Software Group Co., Ltd.	1,330,000	1,329,693
Kingsoft Corp., Ltd. (a) (b)	641,000	1,661,773
Newland Digital Technology Co., Ltd. Class A	168,198	383,478
Shanghai Baosight Software Co., Ltd. Class A	86,400	408,112
Venustech Group, Inc. Class A	89,600	434,805
Weimob, Inc. (a) (c)	366,000	159,237
Yonyou Network Technology Co., Ltd. Class A	106,400	433,840
		8,436,729
SPECIALTY RETAIL — 0.4%
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	242,940	441,224
China Grand Automotive Services Group Co., Ltd. Class A	759,800	355,620
China Harmony New Energy Auto Holding, Ltd. (b)	956,000	480,957
China Yongda Automobiles Services Holdings, Ltd.	276,500	251,951
GOME Retail Holdings, Ltd. (a) (b)	8,915,279	823,815
Grand Baoxin Auto Group, Ltd. (a)	837,074	160,071
Hengdeli Holdings, Ltd.	3,472,895	147,085
HLA Corp., Ltd. Class A	358,066	394,815
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	342,183	385,162
Suning.com Co., Ltd. Class A	368,300	534,592
Zhongsheng Group Holdings, Ltd.	309,500	1,267,108
		5,242,400
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
China Greatwall Technology Group Co., Ltd. Class A	238,600	533,027
Dawning Information Industry Co., Ltd. Class A	81,300	403,632
Inspur Electronic Information Industry Co., Ltd. Class A	120,500	520,743
Legend Holdings Corp. Class H (c)	179,900	408,202
Lenovo Group, Ltd.	3,600,000	2,416,386
Meitu, Inc. (a) (b) (c)	1,312,000	276,147
Ninestar Corp. Class A	108,300	511,868
Security Description	Shares	Value
Xiaomi Corp. Class B (a) (b) (c)	7,447,400	$10,303,521
		15,373,526
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
ANTA Sports Products, Ltd.	584,000	5,227,804
Bosideng International Holdings, Ltd. (b)	2,234,000	805,660
China Dongxiang Group Co., Ltd.	3,663,000	404,294
Cosmo Lady China Holdings Co., Ltd. (c)	415,000	58,587
Lao Feng Xiang Co., Ltd. Class A	59,600	407,393
Li Ning Co., Ltd.	1,022,707	3,064,787
Shenzhou International Group Holdings, Ltd.	414,500	6,059,133
Xtep International Holdings, Ltd.	420,365	223,352
Zhejiang Semir Garment Co., Ltd. Class A	256,000	362,766
		16,613,776
TRADING COMPANIES & DISTRIBUTORS — 0.2%
ArtGo Holdings, Ltd. (a)	1,230,000	41,043
CITIC Resources Holdings, Ltd.	2,234,000	137,621
Guocheng Mining Co., Ltd. Class A (a)	299,600	589,724
Jiangsu Guotai International Group Co., Ltd. Class A	544,320	536,884
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	166,200	414,477
Sinochem International Corp. Class A	577,990	439,811
Xiamen C & D, Inc. Class A	344,000	444,005
		2,603,565
TRANSPORTATION INFRASTRUCTURE — 1.0%
Anhui Expressway Co., Ltd. Class H	696,000	411,787
Beijing Capital International Airport Co., Ltd. Class H	1,033,939	1,001,853
China Merchants Port Holdings Co., Ltd.	1,030,663	1,743,389
COSCO SHIPPING International Hong Kong Co., Ltd.	612,000	161,015
COSCO SHIPPING Ports, Ltd.	1,291,078	1,057,147
Dalian Port PDA Co., Ltd. Class H	108,000	13,445
Guangzhou Baiyun International Airport Co., Ltd. Class A	154,800	387,825
Hainan Meilan International Airport Co., Ltd. Class H (a)	467,000	331,439
Jiangsu Expressway Co., Ltd. Class H	1,030,795	1,412,882
Ningbo Zhoushan Port Co., Ltd. Class A	787,200	429,475
Qingdao Port International Co., Ltd. Class H (c)	1,002,000	711,140
Shanghai International Airport Co., Ltd. Class A	79,500	898,850

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Shanghai International Port Group Co., Ltd. Class A	845,700	$700,586
Shenzhen Expressway Co., Ltd. Class H	488,000	700,203
Shenzhen International Holdings, Ltd.	647,095	1,421,785
Sichuan Expressway Co., Ltd. Class H	940,000	294,361
Xiamen International Port Co., Ltd. Class H	1,257,000	187,135
Yuexiu Transport Infrastructure, Ltd.	444,000	394,892
Zhejiang Expressway Co., Ltd. Class H	1,066,000	971,355
		13,230,564
WATER UTILITIES — 0.4%
Beijing Enterprises Water Group, Ltd. (a)	3,478,000	1,758,685
China Water Affairs Group, Ltd. (b)	464,000	347,175
Guangdong Investment, Ltd.	1,686,000	3,527,015
Kangda International Environmental Co., Ltd. (a) (c)	1,016,000	101,707
		5,734,582
WIRELESS TELECOMMUNICATION SERVICES — 2.0%
China Mobile, Ltd.	3,121,004	26,236,012
China United Network Communications, Ltd. Class A	890,400	752,957
		26,988,969
TOTAL COMMON STOCKS (Cost $1,267,576,681)		1,369,889,297
RIGHTS — 0.0% (e)
COMPUTERS & PERIPHERALS — 0.0% (e)
Legend Holdings Corp. (expiring 5/19/23) (a) (d)	15,323	—
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (e)
Beijing Capital Land, Ltd. (expiring 1/15/20) (a) (b)	460,000	16,235
TOTAL RIGHTS (Cost $0)		16,235
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.1%
State Street Navigator Securities Lending Portfolio II (f) (g) (Cost $15,270,836)	15,270,836	$15,270,836
TOTAL INVESTMENTS — 101.0% (Cost $1,282,847,517)		1,385,176,368
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(13,162,848)
NET ASSETS — 100.0%		$1,372,013,520
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.6% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $153,629, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,369,424,411	$311,257	$153,629	$1,369,889,297
Rights	16,235	—	—	16,235
Short-Term Investment	15,270,836	—	—	15,270,836
TOTAL INVESTMENTS	$1,384,711,482	$311,257	$153,629	$1,385,176,368
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,989,336	$2,989,635	$15,233,597	$18,223,176	$(56)	$—	—	$—	$17,633
State Street Navigator Securities Lending Portfolio II	—	—	24,112,649	8,841,813	—	—	15,270,836	15,270,836	65,012
State Street Navigator Securities Lending Portfolio III	16,691,048	16,691,048	9,878,378	26,569,426	—	—	—	—	28,974
Total		$19,680,683	$49,224,624	$53,634,415	$(56)	$—		$15,270,836	$111,619
See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
BRAZIL — 8.1%
Ambev SA ADR	2,845,138	$13,258,343
Anima Holding SA	15,738	116,547
Azul SA Preference Shares (a)	48,750	706,279
B2W Cia Digital (a)	61,180	956,018
B3 SA - Brasil Bolsa Balcao	1,381,903	14,761,322
Banco Bradesco SA ADR	3,215,696	28,780,479
Banco Bradesco SA	67,811	574,321
Banco do Brasil SA	651,216	8,550,782
Banco Inter SA Preference Shares (b)	43,495	169,538
Banco Pan SA Preference Shares	276,235	727,892
Banco Santander Brasil SA	13,523	166,470
BB Seguridade Participacoes SA	431,882	4,047,518
BR Malls Participacoes SA	801,869	3,600,009
Bradespar SA Preference Shares	359,769	3,423,561
Brasil Brokers Participacoes SA (a)	3,585	5,258
Braskem SA ADR (c)	128,627	1,903,680
BRF SA ADR (a)	395,961	3,444,861
CCR SA	388,159	1,831,421
Centrais Eletricas Brasileiras SA ADR (c)	363,924	3,391,772
Cia Brasileira de Distribuicao ADR (c)	176,022	3,849,601
Cia de Saneamento Basico do Estado de Sao Paulo	372,829	5,612,779
Cia Energetica de Minas Gerais ADR (c)	994,459	3,391,105
Cia Energetica de Sao Paulo Class B, Preference Shares	36,432	289,268
Cia Hering	31,796	269,057
Cia Siderurgica Nacional SA ADR (c)	659,913	2,276,700
Cielo SA	802,814	1,670,409
Cogna Educacao	853,850	2,426,108
Construtora Tenda SA	1,644	12,338
Cosan Logistica SA (a)	31,755	183,140
Cosan SA	142,255	2,460,208
Cyrela Brazil Realty SA Empreendimentos e Participacoes	400,651	2,957,051
Duratex SA	306,035	1,272,008
Embraer SA (a)	611,941	3,001,366
Engie Brasil Energia SA	60,248	760,832
Eternit SA (a)	7,108	7,527
Gafisa SA (a)	12,314	26,540
Gerdau SA ADR (c)	848,972	4,159,963
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	20,612	188,560
Hypera SA	37,499	332,697
Itau Unibanco Holding SA Preference Shares ADR	3,286,004	30,066,937
Itausa - Investimentos Itau SA Preference Shares	3,830,216	13,415,801
Security Description	Shares	Value
Itausa - Investimentos Itau SA	238,503	$833,014
JBS SA	338,437	2,170,601
Kepler Weber SA	8,682	63,561
Klabin SA	116,355	532,502
Linx SA	25,162	221,552
Localiza Rent a Car SA	78,150	921,046
LOG Commercial Properties e Participacoes SA	3,349	27,024
Log-in Logistica Intermodal SA (a)	5,246	27,256
Lojas Americanas SA Preference Shares	703,703	4,532,514
Lojas Renner SA	835,455	11,669,828
Magazine Luiza SA	178,685	2,118,794
Marcopolo SA Preference Shares	292,153	326,817
Metalurgica Gerdau SA Preference Shares	1,130,578	2,608,140
Mills Estruturas e Servicos de Engenharia SA (a)	33,001	85,729
MMX Mineracao e Metalicos SA (a)	6,878	4,360
MRV Engenharia e Participacoes SA	71,081	380,788
Natura & Co. Holding SA	381,567	3,667,983
Notre Dame Intermedica Participacoes SA	32,597	553,048
Oi SA ADR (a)(c)	504,097	469,617
Pagseguro Digital, Ltd. Class A (a)(c)	71,823	2,453,474
PDG Realty SA Empreendimentos e Participacoes (a)	61,020	112,098
Petrobras Distribuidora SA	28,817	215,409
Petroleo Brasileiro SA Preference Shares ADR	1,366,550	20,388,926
Petroleo Brasileiro SA ADR (c)	675,947	10,774,595
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	12,048	19,378
Qualicorp Consultoria e Corretora de Seguros SA	62,484	576,269
Raia Drogasil SA	53,976	1,497,969
Restoque Comercio e Confeccoes de Roupas SA	8,121	34,319
Rodobens Negocios Imobiliarios SA (a)	44,424	174,043
Rossi Residencial SA (a)	74,322	168,498
Rumo SA (a)	88,298	572,893
Suzano Papel e Celulose SA ADR (a)(c)	133,762	1,316,218
Suzano SA	147,337	1,453,335
T4F Entretenimento SA	104,549	162,436
Telefonica Brasil SA ADR	87,120	1,247,558
Telefonica Brasil SA Preference Shares	513,767	7,405,029
TIM Participacoes SA ADR (c)	176,491	3,372,743
TOTVS SA	48,322	775,396

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Ultrapar Participacoes SA	418,293	$2,649,491
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR	611,310	1,418,239
Vale SA ADR	1,662,083	21,939,496
WEG SA	1,076,764	9,277,510
YDUQS Part	184,202	2,175,055
		290,440,617
CHILE — 0.9%
AntarChile SA	142,275	1,376,489
Empresas COPEC SA	318,598	2,859,946
Empresas Iansa SA (a)	2,869,979	34,350
Enel Americas SA ADR	732,939	8,047,670
Enel Chile SA ADR	720,345	3,421,639
Enel Generacion Chile SA ADR (c)	3,362	45,723
Enjoy SA (a)	2,256,494	65,719
Latam Airlines Group SA ADR (c)	283,711	2,882,504
Multiexport Foods SA	1,882,579	853,275
Parque Arauco SA	2,188,893	5,384,977
SACI Falabella	1,280,163	5,517,665
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	17,357	464,192
		30,954,149
CHINA — 34.2%
21Vianet Group, Inc. ADR (a)	26,086	189,123
360 Security Technology, Inc. Class A	68,000	229,526
3SBio, Inc. (a)(b)	466,000	604,045
500.com, Ltd. Class A, ADR (a)(c)	5,650	48,590
51job, Inc. ADR (a)(c)	2,007	170,394
58.com, Inc. ADR (a)	35,160	2,275,907
AAC Technologies Holdings, Inc. (c)	493,632	4,307,987
Addsino Co., Ltd. Class A (a)	184,300	270,424
Advanced Technology & Materials Co., Ltd. Class A (a)	114,200	109,197
Agile Group Holdings, Ltd.	1,803,626	2,712,916
Agricultural Bank of China, Ltd. Class A	1,330,800	705,032
Agricultural Bank of China, Ltd. Class H	16,933,000	7,454,014
Air China, Ltd. Class H	1,895,744	1,924,502
Aisino Corp. Class A	66,900	222,547
Alibaba Group Holding, Ltd. ADR (a)	850,464	180,383,414
Alpha Group Class A (a)	283,100	403,607
Aluminum Corp. of China, Ltd. Class H (a)	5,488,000	1,880,562
An Hui Wenergy Co., Ltd. Class A	189,600	126,307
Angang Steel Co., Ltd. Class H (c)	2,149,231	893,697
Security Description	Shares	Value
Anhui Conch Cement Co., Ltd. Class H	1,073,271	$7,823,840
Anhui Construction Engineering Class A	291,100	169,683
Anhui Expressway Co., Ltd. Class H	8,000	4,733
Anhui Guangxin Agrochemical Co., Ltd. Class A	155,300	334,228
Anhui Gujing Distillery Co., Ltd. Class A	7,700	150,260
Anhui Gujing Distillery Co., Ltd. Class B	71,600	650,684
Anhui Jiangnan Chemical Industry Co., Ltd. Class A (a)	247,800	194,963
Anhui Jinhe Industrial Co., Ltd. Class A	64,400	209,053
Anhui Kouzi Distillery Co., Ltd. Class A	16,300	128,502
Anhui Sun-Create Electronics Co., Ltd. Class A	35,053	224,354
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	386,917	584,390
ANTA Sports Products, Ltd.	804,000	7,197,182
Anton Oilfield Services Group	130,000	14,849
Anxin Trust Co., Ltd. Class A (a)	191,700	122,201
Aoshikang Technology Co., Ltd. Class A	13,700	116,423
Apeloa Pharmaceutical Co., Ltd. Class A	153,000	284,906
Asymchem Laboratories Tianjin Co., Ltd. Class A	18,400	342,103
Autobio Diagnostics Co., Ltd. Class A	23,100	319,645
Autohome, Inc. ADR (a)(c)	25,984	2,078,980
Avary Holding Shenzhen Co., Ltd. Class A	59,900	386,138
Avic Capital Co., Ltd. Class A	183,400	127,706
AVIC International Holding HK, Ltd.	2,222,527	47,920
AVIC International Holdings, Ltd. Class H (a)	1,216,481	1,288,017
AVIC Jonhon Optronic Technology Co., Ltd. Class A	20,500	114,962
AviChina Industry & Technology Co., Ltd. Class H	1,809,000	814,907
BAIC Motor Corp., Ltd. Class H (b)	6,500	3,687
Baidu, Inc. ADR (a)	159,572	20,169,901
BAIOO Family Interactive, Ltd. (b)	1,598,000	162,019
Bank of China, Ltd. Class H	49,121,900	20,993,343
Bank of Communications Co., Ltd. Class H	14,027,864	9,973,866
Bank of Ningbo Co., Ltd. Class A	164,300	664,027

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Baosheng Science and Technology Innovation Co., Ltd. Class A	708,800	$386,702
Baozun, Inc. ADR (a)(c)	9,709	321,562
BBMG Corp. Class H (c)	862,000	264,404
Befar Group Co., Ltd. Class A	169,100	124,061
BeiGene, Ltd. ADR (a)(c)	25,332	4,199,032
Beijing BDStar Navigation Co., Ltd. Class A	75,400	273,231
Beijing Capital International Airport Co., Ltd. Class H	2,379,490	2,305,648
Beijing Capital Land, Ltd. Class H (c)	28,000	7,870
Beijing Changjiu Logistics Corp. Class A	164,005	245,355
Beijing Dabeinong Technology Group Co., Ltd. Class A	261,100	186,683
Beijing Enterprises Clean Energy Group, Ltd. (a)	17,474,856	139,049
Beijing Enterprises Holdings, Ltd.	461,500	2,117,434
Beijing Enterprises Water Group, Ltd. (a)	3,630,000	1,835,545
Beijing GeoEnviron Engineering & Technology, Inc. Class A	388,100	529,342
Beijing Jingcheng Machinery Electric Co., Ltd. Class A (a)	164,600	141,792
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	23,738
Beijing Jingxi Culture & Tourism Co., Ltd. Class A	94,786	126,424
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	98,500	372,072
Beijing Shiji Information Technology Co., Ltd. Class A	68,800	385,232
Beijing Shouhang Resources Saving Co., Ltd. Class A (a)	284,800	137,388
Beijing Shunxin Agriculture Co., Ltd. Class A	26,900	203,455
Beijing SL Pharmaceutical Co., Ltd. Class A	161,650	305,190
Beijing Tiantan Biological Products Corp., Ltd. Class A	255,186	1,023,653
Beijing UniStrong Science & Technology Co., Ltd. Class A (a)	168,200	225,067
Berry Genomics Co., Ltd. Class A (a)	113,400	595,887
BEST, Inc. ADR (a)(c)	30,982	172,260
Bestsun Energy Co., Ltd. Class A	186,400	181,980
Biem.L.Fdlkk Garment Co., Ltd. Class A	72,990	272,148
Bilibili, Inc. ADR (a)(c)	18,743	348,995
Bitauto Holdings, Ltd. ADR (a)(c)	13,106	194,493
Security Description	Shares	Value
Blue Sail Medical Co., Ltd. Class A	76,900	$134,034
BOE Technology Group Co., Ltd. Class A	678,700	442,388
BOE Technology Group Co., Ltd. Class B	556,100	217,678
Boer Power Holdings, Ltd. (a)	7,000	225
Boyaa Interactive International, Ltd.	64,000	8,953
Brilliance China Automotive Holdings, Ltd.	1,864,000	1,932,945
BYD Co., Ltd. Class H (c)	463,000	2,308,523
BYD Electronic International Co., Ltd. (c)	461,500	887,249
C&S Paper Co., Ltd. Class A	7,400	13,450
C.banner International Holdings, Ltd. (a)	12,000	323
Cabbeen Fashion, Ltd.	811,000	156,126
Caitong Securities Co., Ltd. Class A	100,700	163,950
CAR, Inc. (a)(c)	863,000	589,230
CECEP Wind-Power Corp. Class A	373,000	129,061
Center International Group Co., Ltd. Class A	90,400	143,806
Central China Securities Co., Ltd. Class A	334,300	257,259
CGN Meiya Power Holdings Co., Ltd. (b)	24,000	3,419
CGN Mining Co., Ltd.	325,000	12,722
CGN Nuclear Technology Development Co., Ltd. Class A	165,400	163,140
CGN Power Co., Ltd. Class H (b)	6,540,000	1,745,835
Chacha Food Co., Ltd. Class A	30,900	150,704
Changchun High & New Technology Industry Group, Inc. Class A	5,200	333,719
Changjiang Securities Co., Ltd. Class A	272,400	279,238
Changyou.com, Ltd. ADR	4,631	45,337
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	27,200	370,912
Chanjet Information Technology Co., Ltd. Class H	2,600	2,486
Chaowei Power Holdings, Ltd.	75,000	27,529
Cheetah Mobile, Inc. ADR	7,456	27,065
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	81,800	148,564
Chengdu Hongqi Chain Co., Ltd. Class A	680,086	737,191
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	23,400	124,204
China Aerospace International Holdings, Ltd.	1,522,000	94,737

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
China Agri-Industries Holdings, Ltd.	920,000	$487,641
China Aircraft Leasing Group Holdings, Ltd.	6,500	6,916
China Aoyuan Group, Ltd.	907,000	1,478,336
China Baoan Group Co., Ltd. Class A	203,600	180,941
China Bester Group Telecom Co., Ltd. Class A	74,800	230,785
China Biologic Products Holdings, Inc. (a)(c)	11,045	1,285,417
China Building Material Test & Certification Group Co., Ltd. Class A	281,838	982,466
China Chengtong Development Group, Ltd. (a)(c)	2,928,000	82,672
China Cinda Asset Management Co., Ltd. Class H	7,837,000	1,780,268
China CITIC Bank Corp., Ltd. Class H	7,500,000	4,495,110
China Coal Energy Co., Ltd. Class H	4,704,000	1,865,469
China Common Rich Renewable Energy Investment, Ltd. (a)(d)	856,000	—
China Communications Construction Co., Ltd. Class H	3,688,241	3,005,766
China Communications Services Corp., Ltd. Class H	152,000	110,804
China Conch Venture Holdings, Ltd.	947,200	4,133,166
China Construction Bank Corp. Class H	58,565,280	50,584,503
China Datang Corp. Renewable Power Co., Ltd. Class H	877,000	88,918
China Dili Group (a)(c)	1,251,100	393,387
China Distance Education Holdings, Ltd. ADR (a)	135	1,092
China Dongxiang Group Co., Ltd.	768,000	84,766
China Eastern Airlines Corp., Ltd. Class H (a)	144,000	79,838
China Education Group Holdings, Ltd.	121,000	158,397
China Electronics Huada Technology Co., Ltd.	134,000	10,147
China Energine International Holdings, Ltd. (a)(c)	1,172,000	27,977
China Enterprise Co., Ltd. Class A	262,292	175,109
China Everbright Bank Co., Ltd. Class A	255,600	161,834
China Everbright International, Ltd.	2,178,111	1,747,118
China Evergrande Group (a)(c)	1,962,828	5,441,244
China Fangda Group Co., Ltd. Class B	1,386,467	585,420
Security Description	Shares	Value
China Film Co., Ltd. Class A	108,500	$237,090
China Financial Services Holdings, Ltd.	1,484,000	79,992
China Foods, Ltd.	16,000	6,181
China Fortune Land Development Co., Ltd. Class A	27,400	112,902
China Galaxy Securities Co., Ltd. Class A	122,500	204,192
China Galaxy Securities Co., Ltd. Class H	1,883,400	1,109,475
China Great Wall Securities Co., Ltd. Class A	86,100	171,331
China Greatwall Technology Group Co., Ltd. Class A	123,900	276,790
China Hanking Holdings, Ltd.	731,000	155,736
China Harmony New Energy Auto Holding, Ltd. (c)	7,000	3,522
China High Speed Railway Technology Co., Ltd. Class A	514,900	268,348
China Hongqiao Group, Ltd.	24,500	14,778
China Huarong Energy Co., Ltd. (a)	128,400	1,829
China Huishan Dairy Holdings Co., Ltd. (a)(c)(d)	310,600	—
China Huiyuan Juice Group, Ltd. (a)(c)(d)	188,500	24,434
China Index Holdings, Ltd. ADR (a)(c)	23,943	87,153
China International Marine Containers Group Co., Ltd. Class H	101,940	95,113
China International Travel Service Corp., Ltd. Class A	90,900	1,160,859
China Kings Resources Group Co., Ltd. Class A	7,400	22,088
China Lesso Group Holdings, Ltd.	861,000	1,103,903
China Life Insurance Co., Ltd. Class H	4,847,260	13,468,413
China Longyuan Power Group Corp., Ltd. Class H	1,810,000	1,145,217
China Machinery Engineering Corp. Class H	14,000	5,642
China Medical System Holdings, Ltd.	947,000	1,363,657
China Mengniu Dairy Co., Ltd.	1,940,345	7,844,255
China Merchants Bank Co., Ltd. Class A	210,500	1,135,739
China Merchants Bank Co., Ltd. Class H	2,975,241	15,292,795
China Merchants China Direct Investments, Ltd.	4,000	5,226
China Merchants Port Holdings Co., Ltd.	1,753,281	2,965,713
China Merchants Securities Co., Ltd. Class A	203,186	533,552

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	126,757	$361,609
China Minsheng Banking Corp., Ltd. Class H (c)	5,052,879	3,819,587
China Modern Dairy Holdings, Ltd. (a)	6,000	886
China Molybdenum Co., Ltd. Class A	263,400	164,881
China Molybdenum Co., Ltd. Class H	222,000	95,162
China National Accord Medicines Corp., Ltd. Class B	178,195	628,913
China National Building Material Co., Ltd. Class H	2,067,400	2,308,373
China National Medicines Corp., Ltd. Class A	108,795	426,267
China National Software & Service Co., Ltd. Class A	30,200	310,839
China Ocean Industry Group, Ltd. (a)	60,875	1,102
China Oilfield Services, Ltd. Class H	1,278,422	2,004,969
China Overseas Grand Oceans Group, Ltd.	109,500	75,747
China Overseas Land & Investment, Ltd.	2,900,304	11,297,034
China Overseas Property Holdings, Ltd.	62,066	39,031
China Pacific Insurance Group Co., Ltd. Class A	83,700	454,722
China Pacific Insurance Group Co., Ltd. Class H	1,681,600	6,625,570
China Petroleum & Chemical Corp. Class H	16,100,338	9,691,032
China Power International Development, Ltd.	4,704,000	1,008,198
China Railway Construction Corp., Ltd. Class H	1,848,490	2,023,617
China Railway Group, Ltd. Class H	3,774,487	2,330,050
China Rare Earth Holdings, Ltd. (a)	1,333,200	69,297
China Resources Beer Holdings Co., Ltd.	1,215,867	6,725,515
China Resources Gas Group, Ltd.	44,000	241,690
China Resources Power Holdings Co., Ltd.	1,886,432	2,648,626
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	24,600	111,890
China Sanjiang Fine Chemicals Co., Ltd.	73,000	15,459
China Science Publishing & Media, Ltd. Class A	88,800	139,731
China Shenhua Energy Co., Ltd. Class H	2,705,624	5,653,066
Security Description	Shares	Value
China Shipbuilding Industry Co., Ltd. Class A	728,700	$548,213
China Singyes Solar Technologies Holdings, Ltd. (a)	9,600	1,060
China South City Holdings, Ltd.	1,734,000	220,316
China Southern Airlines Co., Ltd. Class H (c)	1,724,000	1,159,393
China State Construction Engineering Corp., Ltd. Class A	373,300	301,206
China Taiping Insurance Holdings Co., Ltd.	751,835	1,864,197
China Telecom Corp., Ltd. Class H	11,615,615	4,785,303
China Tianying, Inc. Class A (a)	383,700	339,896
China Tower Corp., Ltd. Class H (b)	15,668,000	3,458,631
China TransInfo Technology Co., Ltd. Class A	202,300	523,965
China Travel International Investment Hong Kong, Ltd.	5,498,000	973,747
China Unicom Hong Kong, Ltd.	3,767,668	3,549,203
China Vanke Co., Ltd. Class A	307,200	1,419,308
China Vanke Co., Ltd. Class H	745,000	3,179,143
China World Trade Center Co., Ltd. Class A	66,900	168,087
China Yangtze Power Co., Ltd. Class A	857,800	2,263,607
China Yurun Food Group, Ltd. (a)	12,000	1,247
China ZhengTong Auto Services Holdings, Ltd.	38,000	13,558
China Zhenhua Group Science & Technology Co., Ltd. Class A	194,000	477,678
ChinaCache International Holdings, Ltd. ADR (a)	14,185	709
Chinasoft International, Ltd. (c)	142,000	80,187
Chinese Universe Publishing and Media Group Co., Ltd. Class A	152,700	298,378
Chlitina Holding, Ltd.	2,000	15,879
Chong Sing Holdings FinTech Group (a)	2,281,618	3,514
Chongqing Brewery Co., Ltd. Class A	27,511	205,232
Chongqing Changan Automobile Co., Ltd. Class B	741,500	447,271
Chongqing Department Store Co., Ltd. Class A	24,800	106,283
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	3,700	9,801
Chongqing Gas Group Corp., Ltd. Class A	116,100	121,015
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	10,272
Chow Tai Seng Jewellery Co., Ltd. Class A	74,662	204,097

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
CIFI Holdings Group Co., Ltd.	27,295	$23,085
CIMC Enric Holdings, Ltd.	10,000	5,968
CITIC Resources Holdings, Ltd.	1,534,000	94,499
CITIC Securities Co., Ltd. Class A	356,200	1,293,850
CITIC Securities Co., Ltd. Class H	972,500	2,219,134
CITIC Telecom International Holdings, Ltd.	864,000	314,916
CITIC, Ltd.	4,444,000	5,942,976
CMST Development Co., Ltd. Class A	180,300	134,866
CNHTC Jinan Truck Co., Ltd. Class A	78,500	253,584
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	667,200	418,607
CNOOC, Ltd.	8,897,734	14,799,486
COFCO Biotechnology Co., Ltd. Class A	118,600	112,382
Cogobuy Group (a)(b)(c)	64,000	10,678
Colour Life Services Group Co., Ltd.	69,000	38,078
Comtec Solar Systems Group, Ltd. (a)	211,500	3,203
COSCO SHIPPING Development Co., Ltd. Class H	5,639,117	665,827
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	1,790,000	845,402
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	2,825,425	1,145,864
COSCO SHIPPING Ports, Ltd.	1,943,692	1,591,513
Cosmo Lady China Holdings Co., Ltd. (b)	71,000	10,023
Country Garden Holdings Co., Ltd.	3,889,672	6,230,025
Country Garden Services Holdings Co., Ltd.	220,000	741,164
CQ Pharmaceutical Holding Co., Ltd. Class A (a)	398,500	329,549
CRRC Corp., Ltd. Class H	2,815,000	2,052,055
CSC Financial Co., Ltd. Class A	115,200	502,800
CSG Holding Co., Ltd. Class B	521,845	165,425
CSPC Pharmaceutical Group, Ltd.	2,152,000	5,131,569
CSSC Offshore and Marine Engineering Group Co., Ltd. Class A (a)	88,700	187,839
CSSC Science & Technology Co., Ltd. Class A	111,300	213,806
CTS International Logistics Corp., Ltd. Class A	168,500	152,651
D&O Home Collection Co., Ltd. Class A	62,000	222,982
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	206,866	341,552
Security Description	Shares	Value
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	270,600	$124,710
Daqin Railway Co., Ltd. Class A	112,200	132,253
Daqo New Energy Corp. ADR (a)(c)	8,475	433,920
DaShenLin Pharmaceutical Group Co., Ltd. Class A	25,496	191,262
Datang International Power Generation Co., Ltd. Class H	5,644,000	1,079,283
Dazhong Transportation Group Co., Ltd. Class B	1,831,950	804,226
Deppon Logistics Co., Ltd. Class A	79,300	126,490
DHC Software Co., Ltd. Class A	117,100	173,503
Digital China Group Co., Ltd. Class A	123,400	351,678
Digital China Information Service Co., Ltd. Class A	83,500	177,546
Do-Fluoride Chemicals Co., Ltd. Class A	75,800	142,673
Dongfang Electric Corp., Ltd. Class A	92,100	121,519
Dongfang Electric Corp., Ltd. Class H	163,800	98,804
Dongfeng Motor Group Co., Ltd. Class H	2,396,000	2,253,995
Dongjiang Environmental Co., Ltd. Class A	208,800	269,800
Double Medical Technology, Inc. Class A	78,700	667,664
Eastern Communications Co., Ltd. Class B	262,200	140,277
Easysight Supply Chain Management Co., Ltd. Class A (a)	112,000	224,478
E-Commodities Holdings, Ltd.	6,500	288
Everbright Securities Co., Ltd. Class A	84,400	158,739
Fang Holdings, Ltd. ADR (a)(c)	24,333	69,592
Fanhua, Inc. ADR (c)	27,159	705,319
Fantasia Holdings Group Co., Ltd. (c)	1,267,500	235,873
Far East Horizon, Ltd.	1,802,000	1,688,262
FAW CAR Co., Ltd. Class A	165,900	237,471
Fiberhome Telecommunication Technologies Co., Ltd. Class A	30,400	119,808
First Capital Securities Co., Ltd. Class A	158,300	188,183
First Tractor Co., Ltd. Class A (a)	106,900	106,514
Flat Glass Group Co., Ltd. Class A	3,700	6,444
Focus Media Information Technology Co., Ltd. Class A	180,500	162,226
Foshan Haitian Flavouring & Food Co., Ltd. Class A	87,100	1,344,425

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Founder Securities Co., Ltd. Class A	202,000	$251,443
Foxconn Industrial Internet Co., Ltd. Class A	75,400	197,779
Fufeng Group, Ltd.	71,000	31,255
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A	72,500	164,878
Fujian Dongbai Group Co., Ltd. Class A (a)	361,800	271,669
Fujian Longking Co., Ltd. Class A	89,200	124,864
Fujian Star-net Communication Co., Ltd. Class A	115,300	588,655
Fujian Sunner Development Co., Ltd. Class A	73,600	254,451
Fuyao Glass Industry Group Co., Ltd. Class A	33,100	114,006
G-bits Network Technology Xiamen Co., Ltd. Class A	14,600	625,680
GCI Science & Technology Co., Ltd. Class A	196,581	384,404
GDS Holdings, Ltd. ADR (a)	20,583	1,061,671
Geely Automobile Holdings, Ltd.	2,390,000	4,674,607
Gemdale Corp. Class A	84,000	174,871
Genertec Universal Medical Group Co., Ltd. (b)	473,600	358,613
Genimous Technology Co., Ltd. Class A	332,500	431,548
Genscript Biotech Corp. (a)(c)	320,000	726,918
Getein Biotech, Inc. Class A	95,316	315,432
GF Securities Co., Ltd. Class H	1,126,200	1,371,652
Giant Network Group Co., Ltd. Class A	185,100	479,947
Global Bio-Chem Technology Group Co., Ltd. (a)	1,012,000	19,482
Global Top E-Commerce Co., Ltd. Class A	220,600	244,508
Glodon Co., Ltd. Class A	101,400	494,687
GoerTek, Inc. Class A	182,100	520,797
Goldpac Group, Ltd.	64,000	14,785
GOME Retail Holdings, Ltd. (a)(c)	7,454,000	688,786
Goodbaby International Holdings, Ltd. (a)	67,000	14,876
Grand Baoxin Auto Group, Ltd. (a)	3,158	604
Grandjoy Holdings Group Co., Ltd. Class A	145,600	150,091
Great Wall Motor Co., Ltd. Class H (c)	2,339,250	1,729,264
Greattown Holdings, Ltd. Class A	186,800	156,893
Greatview Aseptic Packaging Co., Ltd.	10,000	4,582
Gree Electric Appliances, Inc. of Zhuhai Class A	249,987	2,353,739
Security Description	Shares	Value
Gree Real Estate Co., Ltd. Class A (a)	194,200	$134,947
Greentown China Holdings, Ltd.	464,500	570,506
Gridsum Holding, Inc. ADR (a)(c)	31,049	37,880
Grinm Advanced Materials Co., Ltd. Class A	84,200	147,483
Guangdong Electric Power Development Co., Ltd. Class B	1,409,240	434,069
Guangdong Ellington Electronics Technology Co., Ltd. Class A	78,800	128,068
Guangdong Golden Dragon Development, Inc. Class A (a)	99,900	218,011
Guangdong Haid Group Co., Ltd. Class A	69,200	357,666
Guangdong Highsun Group Co., Ltd. Class A	359,500	127,487
Guangdong Hongda Blasting Co., Ltd. Class A	72,700	196,750
Guangdong Hotata Technology Group Co., Ltd. Class A	73,300	145,965
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	429,200	316,732
Guangdong Provincial Expressway Development Co., Ltd. Class B	186,000	149,911
Guangdong Shenglu Telecommunication Tech Co., Ltd. Class A	254,800	331,068
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	247,000	584,773
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	90,600	165,197
Guangshen Railway Co., Ltd. Class H	3,762,000	1,207,038
Guangxi Guidong Electric Power Co., Ltd. Class A	488,534	300,900
Guangxi Guiguan Electric Power Co., Ltd. Class A	188,500	132,340
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	122,800	593,094
Guangzhou Automobile Group Co., Ltd. Class H (c)	2,280,090	2,838,481
Guangzhou Baiyun International Airport Co., Ltd. Class A	80,600	201,930
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	92,600	473,426
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	20,483
Guangzhou Haige Communications Group, Inc. Co. Class A	209,900	326,370

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Guangzhou Holike Creative Home Co., Ltd. Class A	160,176	$375,767
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	3,700	27,209
Guangzhou R&F Properties Co., Ltd. Class H (c)	1,525,318	2,815,020
Guangzhou Restaurant Group Co., Ltd. Class A	87,400	381,088
Guangzhou Tinci Materials Technology Co., Ltd. Class A	72,200	214,574
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	214,900	298,354
Guangzhou Zhujiang Brewery Co., Ltd. Class A	184,000	188,619
Guizhou Broadcasting & TV Information Network Co., Ltd. Class A	157,500	182,031
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (a)	195,700	147,509
Guocheng Mining Co., Ltd. Class A (a)	95,800	188,570
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	73,000	2,258
Guomai Technologies, Inc. Class A	183,300	212,113
Guosen Securities Co., Ltd. Class A	292,300	526,674
Guosheng Financial Holding, Inc. Class A (a)	103,300	188,502
Guotai Junan International Holdings, Ltd. (c)	980,000	173,567
Guotai Junan Securities Co., Ltd. Class A	209,200	555,352
Guoyuan Securities Co., Ltd. Class A	98,300	130,829
Haichang Ocean Park Holdings, Ltd. (a)(b)	820,000	104,186
Haier Smart Home Co., Ltd. Class A	106,000	296,763
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	34,400	123,027
Hainan Meilan International Airport Co., Ltd. Class H (a)	65,000	46,132
Haisco Pharmaceutical Group Co., Ltd. Class A	100,400	293,482
Haitian International Holdings, Ltd.	5,000	12,115
Haitong Securities Co., Ltd. Class A	184,100	408,632
Haitong Securities Co., Ltd. Class H	1,850,400	2,187,195
Hang Zhou Great Star Industrial Co., Ltd. Class A	212,000	326,896
Hangjin Technology Co., Ltd. Class A	92,100	264,195
Security Description	Shares	Value
Hangzhou First Applied Material Co., Ltd. Class A	59,000	$411,678
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	352,700	1,657,882
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (a)	815,383	453,046
Hangzhou Robam Appliances Co., Ltd. Class A	34,200	166,013
Hangzhou Silan Microelectronics Co., Ltd. Class A	64,600	143,480
Hangzhou Steam Turbine Co., Ltd. Class B	478,320	500,923
Harbin Boshi Automation Co., Ltd. Class A	399,420	603,275
Harbin Electric Co., Ltd. Class H (a)	1,774,000	512,269
Harbin Gloria Pharmaceuticals Co., Ltd. Class A	263,500	114,629
Harbin Pharmaceutical Group Co., Ltd. Class A (a)	267,000	145,285
Health & Happiness H&H International Holdings, Ltd.	5,000	20,695
Hefei Meiya Optoelectronic Technology, Inc. Class A	79,600	446,848
Henan Lingrui Pharmaceutical Co. Class A	210,900	299,765
Hengan International Group Co., Ltd.	472,000	3,361,996
Hengli Petrochemical Co., Ltd. Class A	249,100	575,081
Hisense Home Appliances Group Co., Ltd. Class A	257,500	455,837
HLA Corp., Ltd. Class A	102,790	113,340
Holitech Technology Co., Ltd. Class A	175,900	140,161
Hongda Xingye Co., Ltd. Class A	259,600	155,048
Hongfa Technology Co., Ltd. Class A	29,900	147,887
Honghua Group, Ltd. (a)	14,000	952
Honworld Group, Ltd. (b)	35,000	15,407
Hopson Development Holdings, Ltd.	26,000	26,361
Hua Hong Semiconductor, Ltd. (b)(c)	103,000	234,241
Huaan Securities Co., Ltd. Class A	282,600	296,186
Huadian Fuxin Energy Corp., Ltd. Class H	128,000	26,120
Huadian Power International Corp., Ltd. Class H	2,013,308	764,829
Huadong Medicine Co., Ltd. Class A	34,200	119,710
Huafu Fashion Co., Ltd. Class A	119,100	125,510
Huagong Tech Co., Ltd. Class A	59,200	172,454
Hualan Biological Engineering, Inc. Class A	155,683	785,663

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Huaneng Lancang River Hydropower, Inc. Class A	25,900	$15,692
Huaneng Power International, Inc. Class H	3,762,000	1,902,292
Huaneng Renewables Corp., Ltd. Class H	1,836,000	713,966
Huangshan Tourism Development Co., Ltd. Class B	657,132	588,133
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	368,100	490,309
Huatai Securities Co., Ltd. Class A	285,500	832,503
Huatai Securities Co., Ltd. Class H (b)(c)	548,200	969,506
Huawen Media Group Class A (a)	281,800	136,345
Huaxi Securities Co., Ltd. Class A	211,600	334,482
Huaxin Cement Co., Ltd. Class B	251,300	521,950
Huayu Automotive Systems Co., Ltd. Class A	87,061	324,862
Huazhu Group, Ltd. ADR (c)	39,951	1,600,837
Hubei Biocause Pharmaceutical Co., Ltd. Class A	298,500	301,708
Hubei Kaile Science & Technology Co., Ltd. Class A	126,200	245,872
Huizhou Desay Sv Automotive Co., Ltd. Class A	79,900	347,927
Hunan Baili Engineering Sci & Tech Co., Ltd. Class A	78,800	114,266
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	530,300	133,238
Hunan Gold Corp., Ltd. Class A	95,400	108,067
Hunan New Wellful Co., Ltd. Class A (a)	179,100	206,738
Hundsun Technologies, Inc. Class A	70,500	786,769
HUYA, Inc. ADR (a)(c)	5,453	97,881
Hytera Communications Corp., Ltd. Class A	307,900	371,771
Iflytek Co., Ltd. Class A	118,500	586,618
Industrial & Commercial Bank of China, Ltd. Class H	51,217,590	39,439,608
Industrial Bank Co., Ltd. Class A	584,600	1,661,857
Industrial Securities Co., Ltd. Class A	297,800	302,710
INESA Intelligent Tech, Inc. Class B	1,832,400	1,117,764
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	633,100	249,962
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	111,900	497,073
Security Description	Shares	Value
Inner Mongolia Yitai Coal Co., Ltd. Class B	373,936	$302,888
Innovent Biologics, Inc. (a)(b)	126,000	429,336
Inspur Electronic Information Industry Co., Ltd. Class A	29,300	126,620
Inspur Software Co., Ltd. Class A	73,200	217,336
iQIYI, Inc. ADR (a)(c)	53,849	1,136,752
IReader Technology Co., Ltd. Class A	86,800	211,107
Jack Sewing Machine Co., Ltd. Class A	35,040	105,445
Jason Furniture Hangzhou Co., Ltd. Class A	79,000	518,678
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	92,700	153,986
JD.com, Inc. ADR (a)	507,453	17,877,569
Jiajiayue Group Co., Ltd. Class A	110,400	385,797
Jiangling Motors Corp., Ltd. Class A	66,500	131,756
Jiangnan Group, Ltd. (a)	201,000	9,287
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	118,000	154,337
Jiangsu Eastern Shenghong Co., Ltd. Class A	290,500	216,046
Jiangsu Etern Co., Ltd. Class A	356,600	230,390
Jiangsu Expressway Co., Ltd. Class H	2,014,000	2,760,533
Jiangsu Flowers King Horticulture Co., Ltd. Class A	112,900	111,358
Jiangsu Hengli Hydraulic Co., Ltd. Class A	58,386	417,034
Jiangsu Hengrui Medicine Co., Ltd. Class A	177,420	2,229,356
Jiangsu Huaxicun Co., Ltd. Class A	174,100	195,218
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	127,900	270,668
Jiangsu King's Luck Brewery JSC, Ltd. Class A	33,100	155,493
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	28,900	458,490
Jiangsu Yangnong Chemical Co., Ltd. Class A	14,500	142,873
Jiangsu Yoke Technology Co., Ltd. Class A	83,200	277,128
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	217,178	633,591
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	115,100	174,340
Jiangxi Copper Co., Ltd. Class H	942,000	1,296,009
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	79,900	175,398

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Jiangxi Zhengbang Technology Co., Ltd. Class A	169,800	$394,932
Jiayou International Logistics Co., Ltd. Class A	183,828	809,723
Jilin Zixin Pharmaceutical Industrial Co., Ltd. Class A (a)	107,500	96,308
Jinke Properties Group Co., Ltd. Class A	477,630	526,650
JinkoSolar Holding Co., Ltd. ADR (a)(c)	10,281	231,220
Jinyu Bio-Technology Co., Ltd. Class A	197,000	529,470
Jinyuan EP Co., Ltd. Class A	120,300	174,444
JiuGui Liquor Co., Ltd. Class A	22,500	115,809
Joinn Laboratories China Co., Ltd. Class A	34,500	286,297
Jointown Pharmaceutical Group Co., Ltd. Class A	197,400	401,027
Joy City Property, Ltd.	1,884,000	207,942
Joyoung Co., Ltd. Class A	162,656	587,557
JOYY, Inc. ADR (a)	18,826	993,825
Juewei Food Co., Ltd. Class A	19,000	126,709
Jumei International Holding, Ltd. ADR (a)	5,650	11,582
Kama Co., Ltd. Class B (a)	719,300	343,825
KingClean Electric Co., Ltd. Class A	32,600	110,786
Kingdee International Software Group Co., Ltd.	1,739,000	1,738,598
Kingsoft Corp., Ltd. (a)(c)	138,000	357,761
Konka Group Co., Ltd. Class B	10,153,863	3,192,711
KPC Pharmaceuticals, Inc. Class A	95,400	146,966
Kuang-Chi Technologies Co., Ltd. Class A (a)	96,300	126,508
Kunlun Energy Co., Ltd.	3,820,622	3,373,531
Kunwu Jiuding Investment Holdings Co., Ltd. Class A	71,100	259,589
Kweichow Moutai Co., Ltd. Class A	63,900	10,853,133
KWG Group Holdings, Ltd.	951,668	1,333,737
Lao Feng Xiang Co., Ltd. Class A	27,600	188,659
Lao Feng Xiang Co., Ltd. Class B	100,330	328,179
Laobaixing Pharmacy Chain JSC Class A	19,000	174,802
Lenovo Group, Ltd.	5,013,220	3,364,966
Leo Group Co., Ltd. Class A (a)	995,000	424,277
LexinFintech Holdings, Ltd. ADR (a)	15,805	219,531
Leyou Technologies Holdings, Ltd. (a)(c)	425,000	127,089
Li Ning Co., Ltd.	1,405,333	4,211,418
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	2,236
Security Description	Shares	Value
Liaoning Wellhope Agri-Tech JSC, Ltd. Class A	153,800	$261,222
Lifetech Scientific Corp. (a)	1,722,000	329,292
Lingyi iTech Guangdong Co. Class A (a)	355,700	554,094
Link Motion, Inc. ADR (a)(d)	16,509	—
Lionco Pharmaceutical Group Co., Ltd. Class A	106,000	111,705
Livzon Pharmaceutical Group, Inc. Class H	153,027	476,258
Lomon Billions Group Co., Ltd. Class A	98,700	218,085
LONGi Green Energy Technology Co., Ltd. Class A	200,900	716,187
Luenmei Quantum Co., Ltd. Class A	207,808	392,634
Luthai Textile Co., Ltd. Class B	120,200	109,836
Luxshare Precision Industry Co., Ltd. Class A	305,669	1,601,820
Luye Pharma Group, Ltd. (b)(c)	466,000	349,270
Luzhou Laojiao Co., Ltd. Class A	74,814	931,046
Maanshan Iron & Steel Co., Ltd. Class H (c)	604,000	244,955
Maoye Commericial Co., Ltd. Class A	390,522	263,520
Markor International Home Furnishings Co., Ltd. Class A	380,400	241,943
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	189,560	405,239
Meitu, Inc. (a)(b)(c)	256,000	53,882
Meituan Dianping Class B (a)(c)	1,991,400	26,043,233
Metallurgical Corp. of China, Ltd. Class H	942,000	211,569
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	23,525	135,270
Ming Yang Smart Energy Group, Ltd. Class A	3,700	6,534
Minth Group, Ltd.	68,000	239,996
MOBI Development Co., Ltd.	841,000	126,283
Momo, Inc. ADR	69,073	2,313,945
Montnets Rongxin Technology Group Co., Ltd. Class A (a)	181,900	499,594
Muyuan Foodstuff Co., Ltd. Class A	108,600	1,384,406
MYS Group Co., Ltd. Class A	195,200	148,814
NanJi E-Commerce Co., Ltd. Class A (a)	332,200	520,348
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	3,700	22,035
Nanjing Panda Electronics Co., Ltd. Class A	126,400	184,379
Nanjing Well Pharmaceutical Co., Ltd. Class A	22,445	113,785
Nanjing Xinjiekou Department Store Co., Ltd. Class A (a)	80,300	116,556

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Nanyang Topsec Technologies Group, Inc. Class A (a)	161,400	$440,509
NARI Technology Co., Ltd. Class A	123,900	376,762
National Agricultural Holdings, Ltd. (a)(c)(d)	72,000	—
NAURA Technology Group Co., Ltd. Class A	23,800	300,697
NavInfo Co., Ltd. Class A	111,200	257,040
NetEase, Inc. ADR	41,672	12,778,302
New China Life Insurance Co., Ltd. Class H	468,500	2,014,265
New Hope Liuhe Co., Ltd. Class A	274,700	786,812
New Oriental Education & Technology Group, Inc. ADR (a)	79,969	9,696,241
Newater Technology, Inc. (a)(c)	15,703	48,679
Newland Digital Technology Co., Ltd. Class A	248,520	566,606
Ninestar Corp. Class A	26,600	125,722
Ningbo Construction Co., Ltd. Class A	263,100	143,918
Ningbo Jifeng Auto Parts Co., Ltd. Class A	182,400	211,595
Ningbo Xusheng Auto Technology Co., Ltd. Class A	27,200	132,580
Ningbo Yunsheng Co., Ltd. Class A	117,400	112,257
Ningxia Jiaze New Energy Co., Ltd. Class A	239,400	131,298
NIO, Inc. ADR (a)(c)	85,610	344,152
Noah Holdings, Ltd. ADR (a)(c)	8,475	299,761
Northeast Securities Co., Ltd. Class A	101,600	135,658
Offcn Education Technology Co., Ltd. Class A	7,400	18,996
OFILM Group Co., Ltd. Class A (a)	92,100	206,278
On-Bright Electronics, Inc.	19,000	135,637
Oppein Home Group, Inc. Class A	13,300	223,412
Orient Securities Co., Ltd. Class A	193,100	298,307
Ourgame International Holdings, Ltd. (a)	65,000	3,170
Ozner Water International Holding, Ltd. (a)(b)(c)	859,000	92,605
Pacific Online, Ltd. (c)	64,000	14,292
Pacific Securities Co., Ltd. Class A (a)	523,400	284,802
Parkson Retail Group, Ltd. (a)	1,136,134	93,319
PCI-Suntek Technology Co., Ltd. Class A	11,100	14,948
People's Insurance Co. Group of China, Ltd. Class A	277,200	302,068
People's Insurance Co. Group of China, Ltd. Class H	3,692,000	1,535,214
Security Description	Shares	Value
Perfect World Co., Ltd. Class A	158,700	$1,005,724
PetroChina Co., Ltd. Class H	14,226,627	7,139,058
PICC Property & Casualty Co., Ltd. Class H	5,363,307	6,463,391
Pinduoduo, Inc. ADR (a)	170,919	6,464,157
Ping An Bank Co., Ltd. Class A	483,400	1,141,674
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	192,500	1,404,505
Ping An Insurance Group Co. of China, Ltd. Class A	198,200	2,431,846
Ping An Insurance Group Co. of China, Ltd. Class H	3,281,164	38,783,748
Poly Culture Group Corp., Ltd. Class H	7,200	4,934
Poly Developments and Holdings Group Co., Ltd. Class A	314,100	729,652
Poly Property Group Co., Ltd.	866,000	358,990
Poten Environment Group Co., Ltd. Class A	78,500	103,462
Prosperous Future Holdings, Ltd. (a)	415,000	7,776
PW Medtech Group, Ltd. (a)	68,000	12,305
Qianhe Condiment and Food Co., Ltd. Class A	76,800	234,420
Qingdao Gon Technology Co., Ltd. Class A	83,500	279,206
Qingdao Hanhe Cable Co., Ltd. Class A	481,200	207,951
Raisecom Technology Co., Ltd. Class A	189,500	350,969
Realcan Pharmaceutical Group Co., Ltd. Class A	100,900	111,400
ReneSola, Ltd. ADR (a)(c)	24,141	34,160
Rongan Property Co., Ltd. Class A (a)	352,800	139,800
Rongsheng Petro Chemical Co., Ltd. Class A	188,600	335,492
SAIC Motor Corp., Ltd. Class A	193,200	661,554
Sailun Group Co., Ltd. Class A	576,200	369,786
Sanan Optoelectronics Co., Ltd. Class A	75,300	198,489
Sany Heavy Industry Co., Ltd. Class A	352,300	862,396
SDIC Capital Co., Ltd. Class A	300,485	653,158
SDIC Power Holdings Co., Ltd. Class A	181,300	238,952
Sealand Securities Co., Ltd. Class A	468,800	359,417
Seazen Group, Ltd. (c)	90,000	109,500
Seazen Holdings Co., Ltd. Class A	31,600	175,668
Semiconductor Manufacturing International Corp. (a)(c)	1,851,900	2,837,815
SF Holding Co., Ltd. Class A	93,100	497,102
Shaan Xi Provincial Natural Gas Co., Ltd. Class A	114,500	117,868
Shaanxi International Trust Co., Ltd. Class A	397,000	252,501

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Shandong Airlines Co., Ltd. Class B	5,800	$6,804
Shandong Chenming Paper Holdings, Ltd. Class B	258,800	114,258
Shandong Gold Mining Co., Ltd. Class A	190,100	890,298
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	160,300	434,976
Shandong Humon Smelting Co., Ltd. Class A (a)	74,700	150,577
Shandong Linglong Tyre Co., Ltd. Class A	71,700	236,044
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	272,000	326,045
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	217,492	234,818
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	65,000	264,567
Shanghai 2345 Network Holding Group Co., Ltd. Class A	486,700	225,701
Shanghai AtHub Co., Ltd. Class A	76,500	416,814
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	118,300	446,184
Shanghai Baosight Software Co., Ltd. Class A	75,100	354,736
Shanghai Baosight Software Co., Ltd. Class B	495,020	944,498
Shanghai Belling Co., Ltd. Class A	72,700	164,393
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	1,416,020	795,803
Shanghai Daimay Automotive Interior Co., Ltd. Class A	83,600	362,599
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	296,800	209,226
Shanghai Diesel Engine Co., Ltd. Class B	270,080	119,645
Shanghai East China Computer Co., Ltd. Class A	73,700	268,341
Shanghai Electric Group Co., Ltd. Class H	3,780,077	1,241,946
Shanghai Environment Group Co., Ltd. Class A	84,400	134,504
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A	71,900	152,984
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	118,500	452,553
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	101,036
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)(c)	16,000	14,744
Security Description	Shares	Value
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	$4,579
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	908,848	339,000
Shanghai Huayi Group Co., Ltd. Class B	191,600	110,745
Shanghai Industrial Development Co., Ltd. Class A	248,400	211,840
Shanghai Industrial Urban Development Group, Ltd.	26,000	3,270
Shanghai International Airport Co., Ltd. Class A	80,400	909,026
Shanghai International Port Group Co., Ltd. Class A	672,000	556,692
Shanghai Jin Jiang Capital Co., Ltd. Class H	28,000	5,750
Shanghai Jinjiang International Hotels Co., Ltd. Class B	209,700	396,543
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	786,318	686,456
Shanghai Jinjiang International Travel Co., Ltd. Class B	402,200	655,586
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	669,566	623,366
Shanghai Lingang Holdings Corp., Ltd. Class B	169,100	246,886
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	1,615,672	898,314
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	73,700	142,953
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	451,068	436,183
Shanghai M&G Stationery, Inc. Class A	83,281	582,775
Shanghai Maling Aquarius Co., Ltd. Class A	97,500	111,566
Shanghai Moons' Electric Co., Ltd. Class A	192,116	305,614
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	169,900	448,097
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	188,200	366,169
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (a)	1,075,580	481,860
Shanghai Prime Machinery Co., Ltd. Class H	136,000	14,312
Shanghai Pudong Development Bank Co., Ltd. Class A	711,300	1,263,258
Shanghai RAAS Blood Products Co., Ltd. Class A (a)	263,000	280,175
Shanghai Runda Medical Technology Co., Ltd. Class A	120,200	171,538

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Shanghai Shenda Co., Ltd. Class A	181,300	$155,657
Shanghai Shibei Hi-Tech Co., Ltd. Class B	355,200	136,397
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	63,100	157,362
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	94,800	116,225
Shanghai Wanye Enterprises Co., Ltd. Class A	83,200	224,569
Shanghai Weaver Network Co., Ltd. Class A	62,600	525,775
Shanghai Xin Nanyang Only Education & Technology Co., Ltd. Class A (a)	297,900	734,362
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	261,988	294,895
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	76,200	167,494
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	373,700	202,271
Shanxi Meijin Energy Co., Ltd. Class A (a)	181,100	245,188
Shanxi Securities Co., Ltd. Class A	105,600	125,686
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	31,200	401,806
Shengda Mining Co., Ltd. Class A (a)	81,200	174,754
Shengjing Bank Co., Ltd. Class H (b)	445,300	345,756
Shengyi Technology Co., Ltd. Class A	184,300	553,550
Shennan Circuits Co., Ltd. Class A	16,900	344,787
Shenwan Hongyuan Group Co., Ltd. Class A	385,800	283,597
Shenzhen Agricultural Products Group Co., Ltd. Class A	357,000	286,516
Shenzhen Das Intellitech Co., Ltd. Class A (a)	682,537	353,755
Shenzhen Desay Battery Technology Co. Class A	32,600	190,681
Shenzhen Expressway Co., Ltd. Class H	1,852,482	2,658,019
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	253,700	296,493
Shenzhen Fenda Technology Co., Ltd. Class A (a)	451,200	361,470
Shenzhen Gongjin Electronics Co., Ltd. Class A	198,000	319,522
Shenzhen Goodix Technology Co., Ltd. Class A	19,400	574,606
Shenzhen H&T Intelligent Control Co., Ltd. Class A	181,600	337,120
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	113,700	318,484
Security Description	Shares	Value
Shenzhen Heungkong Holding Co., Ltd. Class A	469,800	$154,461
Shenzhen Investment, Ltd.	1,787,643	715,810
Shenzhen Jinjia Group Co., Ltd. Class A	164,900	270,132
Shenzhen Kaifa Technology Co., Ltd. Class A	119,700	209,320
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A (a)	98,100	289,857
Shenzhen Kinwong Electronic Co., Ltd. Class A	15,300	96,257
Shenzhen Megmeet Electrical Co., Ltd. Class A	84,100	250,182
Shenzhen MTC Co., Ltd. Class A (a)	1,390,400	694,686
Shenzhen Nanshan Power Co., Ltd. Class B (a)	956,471	549,936
Shenzhen Neptunus Bioengineering Co., Ltd. Class A	766,162	410,298
Shenzhen New Nanshan Holding Group Co., Ltd. Class A (a)	286,400	126,235
Shenzhen Noposion Agrochemicals Co., Ltd. Class A (a)	158,100	151,173
Shenzhen SDG Information Co., Ltd. Class A	154,700	240,985
Shenzhen SEG Co., Ltd. Class B	360,485	119,825
Shenzhen Sunlord Electronics Co., Ltd. Class A	71,400	236,799
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	35,400	87,875
Shenzhen Tagen Group Co., Ltd. Class A	179,200	136,359
Shenzhen Tellus Holding Co., Ltd. Class A (a)	33,000	100,443
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	34,400	131,127
Shenzhou International Group Holdings, Ltd.	213,200	3,116,543
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	202,400	198,182
Shinva Medical Instrument Co., Ltd. Class A	153,600	314,912
Shougang Concord International Enterprises Co., Ltd.	3,158,000	156,040
Sichuan Hebang Biotechnology Co., Ltd. Class A (a)	612,900	130,233
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	26,500	89,371
Sichuan Swellfun Co., Ltd. Class A	16,500	122,592
Sieyuan Electric Co., Ltd. Class A	87,100	172,195
Silergy Corp.	27,000	855,656
Silver Grant International Industries, Ltd. (a)	142,000	22,963

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SINA Corp. (a)	56,255	$2,246,262
Sinofert Holdings, Ltd.	130,000	13,514
Sinoma Science & Technology Co., Ltd. Class A	311,500	554,561
SinoMedia Holding, Ltd. (c)	65,000	11,429
Sino-Ocean Group Holding, Ltd.	3,749,980	1,506,383
Sinopec Oilfield Service Corp. Class H (a)	148,000	16,145
Sinopec Shanghai Petrochemical Co., Ltd. Class H	3,760,600	1,134,194
Sinopharm Group Co., Ltd. Class H	724,000	2,643,523
Sino-Platinum Metals Co., Ltd. Class A	67,600	146,552
Sinosoft Technology Group, Ltd.	862,600	176,023
Sinotrans, Ltd. Class H	4,628,300	1,574,090
Sinotruk Hong Kong, Ltd.	110,500	235,698
Sinovac Biotech, Ltd. (a)	63,289	409,480
SITC International Holdings Co., Ltd.	69,000	84,127
Skshu Paint Co., Ltd. Class A	69,300	802,430
Skyworth Digital Co., Ltd. Class A	260,000	447,571
SOHO China, Ltd.	428,500	161,682
SooChow Securities Co., Ltd. Class A	104,800	150,313
Sou Yu Te Group Co., Ltd. Class A (a)	389,300	133,583
Southwest Securities Co., Ltd. Class A	416,700	310,499
SPT Energy Group, Inc. (a)	20,000	1,720
Square Technology Group Co., Ltd. Class A	72,200	140,562
STO Express Co., Ltd. Class A	102,779	287,745
Suli Co., Ltd. Class A	190,380	574,544
Sunac China Holdings, Ltd.	1,048,000	6,260,992
Suning Universal Co., Ltd. Class A	264,100	144,844
Suning.com Co., Ltd. Class A	208,900	303,221
Sunny Optical Technology Group Co., Ltd.	355,900	6,161,723
Sunward Intelligent Equipment Co., Ltd. Class A	169,400	143,008
Suofeiya Home Collection Co., Ltd. Class A	62,500	187,989
Suzhou Anjie Technology Co., Ltd. Class A	90,900	217,555
Suzhou Chunxing Precision Mechanical Co., Ltd. Class A (a)	121,900	143,862
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	112,600	374,247
Suzhou Keda Technology Co., Ltd. Class A	200,567	316,754
Synertone Communication Corp. (a)	54,400	552
Security Description	Shares	Value
Taiji Computer Corp., Ltd. Class A	66,100	$369,355
TAL Education Group ADR (a)	186,519	8,990,216
Tangrenshen Group Co., Ltd. Class A	180,400	232,067
Tangshan Jidong Cement Co., Ltd. Class A	107,100	261,555
TCL Corp. Class A	655,300	420,550
TCL Electronics Holdings, Ltd.	52,000	24,426
Tech-Bank Food Co., Ltd. Class A (a)	178,300	321,266
Tecon Biology Co., Ltd. Class A	196,400	360,364
Tencent Holdings, Ltd.	3,109,256	149,880,201
Tian Ge Interactive Holdings, Ltd. (a)(b)	70,000	17,429
Tianfeng Securities Co., Ltd. Class A	299,200	316,161
Tiangong International Co., Ltd.	138,000	57,561
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	3,700	12,845
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	114,200	117,887
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	171,500	290,793
Tianma Microelectronics Co., Ltd. Class A	72,800	170,264
Tianneng Power International, Ltd. (c)	130,000	98,937
Tingyi Cayman Islands Holding Corp.	1,772,000	3,024,667
Titan Wind Energy Suzhou Co., Ltd. Class A	386,900	351,063
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	9,831
Tongding Interconnection Information Co., Ltd. Class A	173,842	164,978
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	62,800	114,056
Tongwei Co., Ltd. Class A	217,200	409,444
Tongyu Communication, Inc. Class A	87,263	334,762
Topchoice Medical Corp. Class A (a)	29,500	434,253
Transfar Zhilian Co., Ltd. Class A	113,300	113,542
TravelSky Technology, Ltd. Class H	1,181,427	2,883,896
Trigiant Group, Ltd.	22,000	4,263
Trip.com Group, Ltd. ADR (a)	230,554	7,732,781
Tsingtao Brewery Co., Ltd. Class A	155,300	1,137,133
UE Furniture Co., Ltd. Class A	305,987	539,474

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Unigroup Guoxin Microelectronics Co., Ltd. Class A	22,800	$166,422
Uni-President China Holdings, Ltd.	72,000	75,587
Unisplendour Corp., Ltd. Class A	81,540	369,937
Universal Health International Group Holding, Ltd. (a)	69,000	390
Universal Scientific Industrial Shanghai Co., Ltd. Class A	103,600	286,028
Uxin, Ltd. ADR (a)(c)	31,506	71,204
V1 Group, Ltd. (a)	1,914,200	49,134
Valiant Co., Ltd. Class A	192,900	420,687
Vatti Corp., Ltd. Class A	96,600	186,123
Venustech Group, Inc. Class A	145,675	706,922
Vipshop Holdings, Ltd. ADR (a)	197,021	2,791,788
Visionox Technology, Inc. Class A (a)	76,200	173,949
Visual China Group Co., Ltd. Class A	104,900	259,646
Wangneng Environment Co., Ltd. Class A	87,610	186,285
Wanhua Chemical Group Co., Ltd. Class A	95,200	767,734
Want Want China Holdings, Ltd. (c)	5,569,000	5,203,203
Wasu Media Holding Co., Ltd. Class A	156,100	233,977
Weibo Corp. ADR (a)(c)	21,591	1,000,743
Weichai Power Co., Ltd. Class A	1,032,563	2,354,163
West China Cement, Ltd.	1,742,000	286,167
Westone Information Industry, Inc. Class A	27,100	100,344
Wisdom Sports Group	75,000	1,752
Wolong Electric Group Co., Ltd. Class A	100,500	173,436
Wuhan DDMC Culture Co., Ltd. Class A	80,000	141,275
Wuhan Guide Infrared Co., Ltd. Class A	116,100	350,043
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	250,230	967,487
Wuliangye Yibin Co., Ltd. Class A	174,500	3,332,340
WUS Printed Circuit Kunshan Co., Ltd. Class A	111,000	353,949
WuXi AppTec Co., Ltd. Class A	94,500	1,249,842
Wuxi Biologics Cayman, Inc. (a)(b)	156,500	1,981,407
Xiamen Goldenhome Co., Ltd. Class A	23,000	220,518
Xiamen International Port Co., Ltd. Class H	26,000	3,871
Xiamen Kingdomway Group Co. Class A	73,900	206,894
Security Description	Shares	Value
Xiangpiaopiao Food Co., Ltd. Class A	3,700	$13,599
Xiaomi Corp. Class B (a)(b)(c)	6,680,200	9,242,095
Xilinmen Furniture Co., Ltd. Class A (a)	84,700	188,124
Xinchen China Power Holdings, Ltd. (a)(c)	552,000	27,629
Xinhua Winshare Publishing and Media Co., Ltd. Class A	126,300	239,176
Xinhuanet Co., Ltd. Class A	59,200	179,339
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	379,100	650,416
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	16,260	18,886
Xinjiang Tianshan Cement Co., Ltd. Class A	92,900	158,053
Xinyangfeng Agricultural Technology Co., Ltd. Class A	220,200	249,755
Xinyi Solar Holdings, Ltd.	1,942,952	1,378,953
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b)(c)	6,500	12,914
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	448,612	1,037,614
Yantai Eddie Precision Machinery Co., Ltd. Class A	118,654	518,898
Yantai Tayho Advanced Materials Co., Ltd. Class A	165,800	248,754
Yanzhou Coal Mining Co., Ltd. Class H	1,568,000	1,408,660
Yestar Healthcare Holdings Co., Ltd. (a)	22,500	4,303
YGSOFT, Inc. Class A	286,506	495,667
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)	37,000	210,125
Yifeng Pharmacy Chain Co., Ltd. Class A	29,700	312,216
Yihai International Holding, Ltd.	55,000	322,583
Yijiahe Technology Co., Ltd. Class A	10,980	111,611
Yingli Green Energy Holding Co., Ltd. ADR (a)	14,367	1,868
Yixintang Pharmaceutical Group Co., Ltd. Class A	33,900	113,208
Yonghui Superstores Co., Ltd. Class A	361,000	390,794
Yonyou Network Technology Co., Ltd. Class A	173,100	705,805
Yotrio Group Co., Ltd. Class A	545,830	328,353
Youzu Interactive Co., Ltd. Class A (a)	122,700	409,931
YTO Express Group Co., Ltd. Class A	188,000	341,443
Yum China Holdings, Inc.	181,005	8,690,050
Yunda Holding Co., Ltd. Class A	155,622	744,020

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Yunnan Baiyao Group Co., Ltd. Class A	19,400	$249,089
Yunnan Energy New Material Co., Ltd.	3,700	26,826
Zai Lab, Ltd. ADR (a)	8,368	348,025
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	8,300	130,926
Zhaojin Mining Industry Co., Ltd. Class H	36,500	40,333
Zhefu Holding Group Co., Ltd. Class A	820,700	485,457
Zhejiang Century Huatong Group Co., Ltd. Class A	93,400	153,272
Zhejiang Chint Electrics Co., Ltd. Class A	32,900	126,590
Zhejiang Communications Technology Co., Ltd.	181,600	153,047
Zhejiang Conba Pharmaceutical Co., Ltd. Class A	153,700	135,712
Zhejiang Crystal-Optech Co., Ltd. Class A	181,300	420,638
Zhejiang Dahua Technology Co., Ltd. Class A	82,400	235,187
Zhejiang Dingli Machinery Co., Ltd. Class A	25,000	256,635
Zhejiang Expressway Co., Ltd. Class H	3,203,862	2,919,405
Zhejiang Grandwall Electric Science&Technology Co., Ltd. Class A	69,500	192,081
Zhejiang Hangmin Co., Ltd. Class A	374,175	340,054
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	153,100	156,504
Zhejiang Huafeng Spandex Co., Ltd. Class A	758,800	680,890
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	80,400	129,861
Zhejiang Jingu Co., Ltd. Class A (a)	202,900	207,702
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	86,100	132,763
Zhejiang Juhua Co., Ltd. Class A	175,500	183,433
Zhejiang Longsheng Group Co., Ltd. Class A	121,300	251,999
Zhejiang Meida Industrial Co., Ltd. Class A	78,000	149,613
Zhejiang NHU Co., Ltd. Class A	87,200	291,203
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	150,460	188,584
Zhejiang Satellite Petrochemical Co., Ltd. Class A	83,800	196,712
Zhejiang Semir Garment Co., Ltd. Class A	98,700	139,863
Security Description	Shares	Value
Zhejiang Supor Co., Ltd. Class A	24,277	$267,616
Zhejiang Weiming Environment Protection Co., Ltd. Class A	119,100	392,261
Zhejiang Weixing New Building Materials Co., Ltd. Class A	70,500	133,304
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	109,000	154,459
Zhejiang Yankon Group Co., Ltd. Class A	386,400	263,512
Zhejiang Yasha Decoration Co., Ltd. Class A	1,194,025	994,285
Zhejiang Yongtai Technology Co., Ltd. Class A	180,439	256,469
Zheshang Securities Co., Ltd. Class A	94,700	151,326
Zhongjin Gold Corp., Ltd. Class A	95,200	115,905
Zhuzhou CRRC Times Electric Co., Ltd. Class H	466,200	1,687,266
Zijin Mining Group Co., Ltd. Class H	5,557,000	2,767,160
ZJBC Information Technology Co., Ltd. Class A	159,500	214,112
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	833,700	799,569
ZTE Corp. Class H (a)	766,345	2,345,713
ZTO Express Cayman, Inc. ADR	117,735	2,749,112
		1,228,645,108
COLOMBIA — 0.5%
Avianca Holdings SA Preference Shares	1,469,770	821,889
Banco Davivienda SA Preference Shares	167,281	2,343,922
Banco de Bogota SA	31,143	808,019
Bancolombia SA ADR	56,216	3,080,075
Bancolombia SA	155,432	2,084,110
Bolsa de Valores de Colombia	133,881	473,265
Celsia SA ESP	80,786	108,568
Cementos Argos SA	112,836	251,014
Cementos Argos SA Preference Shares	125,808	217,763
Cemex Latam Holdings SA (a)	22,494	30,195
Constructora Conconcreto SA (a)	135,265	18,714
Corp. Financiera Colombiana SA (a)	56,125	526,787
Ecopetrol SA	1,496,295	1,511,570
Empresa de Telecomunicaciones de Bogota (a)	2,713,886	214,200
Grupo Argos SA Preference Shares	120,782	496,894
Grupo Argos SA	40,949	222,122
Grupo Aval Acciones y Valores SA	1,889,034	843,344

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Grupo de Inversiones Suramericana SA Preference Shares	61,352	$547,802
Grupo de Inversiones Suramericana SA	61,010	632,132
Grupo Nutresa SA	56,851	440,047
Interconexion Electrica SA ESP	226,766	1,354,446
		17,026,878
CZECH REPUBLIC — 0.2%
CEZ A/S	204,261	4,596,663
Komercni banka A/S	107,898	3,953,146
		8,549,809
EGYPT — 0.3%
Commercial International Bank Egypt SAE	1,896,786	9,811,288
Egypt Kuwait Holding Co. SAE	761,798	1,006,335
Egyptian Financial Group-Hermes Holding Co.	1,057,213	1,117,813
Orascom Investment Holding (a)	102,728	3,495
Qalaa Holdings SAE (a)	597,452	90,828
		12,029,759
GREECE — 0.3%
Alpha Bank AE (a)	444,464	959,405
Diana Shipping, Inc. (a)	5,979	18,595
Ellaktor SA (a)	369	705
Eurobank Ergasias SA (a)	1,821,727	1,881,297
FF Group (a)(d)	5,627	3,032
Fourlis Holdings SA	176	1,144
Frigoglass SAIC (a)	99	22
GEK Terna Holding Real Estate Construction SA (a)	715	6,076
Hellenic Exchanges - Athens Stock Exchange SA	125,483	652,861
Hellenic Telecommunications Organization SA	104,847	1,678,269
Holding Co. ADMIE IPTO SA	5,807	15,122
Intralot SA-Integrated Lottery Systems & Services (a)	459,171	189,674
JUMBO SA	42,984	895,028
Marfin Investment Group Holdings SA (a)	1,461,637	148,482
Mytilineos Holdings SA	181	1,987
National Bank of Greece SA (a)	182,891	619,991
OPAP SA	137,064	1,783,171
Piraeus Bank SA (a)	180,443	605,616
Public Power Corp. SA (a)	29,046	134,655
Safe Bulkers, Inc. (a)	78,749	133,873
Sarantis SA	15,721	150,351
Star Bulk Carriers Corp.	11,247	132,827
Terna Energy SA	215	1,849
		10,014,032
HONG KONG — 2.3%
AGTech Holdings, Ltd. (a)	56,000	2,623
Alibaba Pictures Group, Ltd. (a)	9,272,400	1,630,328
Security Description	Shares	Value
AMVIG Holdings, Ltd.	130,000	$32,701
Asian Citrus Holdings, Ltd. (a)(c)(d)	51,000	—
Bosideng International Holdings, Ltd. (c)	1,728,000	623,178
Camsing International Holding, Ltd. (a)(d)	106,000	7,890
Carnival Group International Holdings, Ltd. (a)	680,000	1,309
Central Wealth Group Holdings, Ltd. (a)	168,000	1,100
Chia Tai Enterprises International, Ltd. (a)	2,300	443
China All Access Holdings, Ltd. (a)	28,000	769
China Animation Characters Co., Ltd. (c)	65,000	18,353
China Everbright, Ltd.	24,000	44,847
China Fiber Optic Network System Group, Ltd. (a)(d)	88,800	—
China Financial International Investments, Ltd. (a)	640,000	9,117
China Financial Leasing Group, Ltd. (a)	80,000	1,314
China First Capital Group, Ltd. (a)	682,000	23,632
China Gas Holdings, Ltd.	1,566,400	5,870,130
China High Speed Transmission Equipment Group Co., Ltd. (c)	815,000	578,422
China Jicheng Holdings, Ltd. (a)(b)	117,414	497
China Mobile, Ltd.	3,207,658	26,964,450
China National Culture Group, Ltd. (a)	670,000	1,204
China NT Pharma Group Co., Ltd. (a)	1,583,600	33,534
China Oil & Gas Group, Ltd.	132,000	5,252
China Public Procurement, Ltd. (a)	6,720	176
China Resources Cement Holdings, Ltd.	332,000	422,680
China Resources Land, Ltd.	1,906,222	9,492,211
China State Construction International Holdings, Ltd.	159,250	144,702
China Vanguard You Champion Holdings, Ltd. (a)	70,000	2,237
Citychamp Watch & Jewellery Group, Ltd. (a)(c)	1,726,000	369,930
Comba Telecom Systems Holdings, Ltd.	146,117	40,693
Concord New Energy Group, Ltd.	120,000	5,852
CP Pokphand Co., Ltd.	3,638,000	298,817
Digital China Holdings, Ltd. (c)	872,000	453,246
Essex Bio-technology, Ltd.	858,000	693,729
Eternity Investment, Ltd. (a)	40,574	786

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Feiyu Technology International Co., Ltd. (a)(b)	19,500	$438
First Shanghai Investments, Ltd. (a)	40,000	2,310
Fullshare Holdings, Ltd. (a)(c)	4,452,000	102,847
GCL-Poly Energy Holdings, Ltd. (a)(c)	5,610,000	212,396
Golden Meditech Holdings, Ltd. (a)	44,000	4,800
Ground International Development, Ltd. (a)	2,740,000	27,429
Guangdong Investment, Ltd.	2,536,229	5,305,646
Haier Electronics Group Co., Ltd.	72,000	225,006
Hengdeli Holdings, Ltd.	11,545,600	488,982
Hi Sun Technology China, Ltd. (a)	225,000	37,539
Huabao International Holdings, Ltd.	840,000	308,324
Huayi Tencent Entertainment Co., Ltd. (a)	110,000	1,553
Imperial Pacific International Holdings, Ltd. (a)(c)	18,290,000	241,776
Ju Teng International Holdings, Ltd.	134,500	34,351
Kingboard Holdings, Ltd.	808,340	2,562,437
Kingboard Laminates Holdings, Ltd.	468,500	580,830
Lee & Man Paper Manufacturing, Ltd.	76,000	57,548
Life Healthcare Group, Ltd. (a)	88,000	508
Millennium Pacific Group Holdings, Ltd. (a)	23,750	314
Munsun Capital Group, Ltd. (a)	51,111	321
Neo Telemedia, Ltd. (a)	6,544,000	142,776
NetDragon Websoft Holdings, Ltd.	34,500	81,116
New Provenance Everlasting Holdings, Ltd. Class H (a)	620,000	1,353
New Provenance Everlasting Holdings, Ltd. Class H (a)	5,088,030	11,101
NewOcean Energy Holdings, Ltd. (a)(c)	22,000	3,332
Nine Dragons Paper Holdings, Ltd.	1,803,000	1,874,317
Pou Sheng International Holdings, Ltd.	930,000	293,616
Real Nutriceutical Group, Ltd. (a)(d)	199,000	2,554
Shenwan Hongyuan HK, Ltd.	10,000	1,604
Shenzhen International Holdings, Ltd.	522,593	1,148,232
Shimao Property Holdings, Ltd.	964,220	3,737,191
SIM Technology Group, Ltd.	3,108,000	103,709
Sino Biopharmaceutical, Ltd.	4,102,000	5,738,315
Skyworth Group, Ltd. (c)	1,725,225	498,185
Solargiga Energy Holdings, Ltd. (a)	4,833,000	50,242
Security Description	Shares	Value
Solartech International Holdings, Ltd. (a)	1,000,000	$6,930
SSY Group, Ltd.	199,740	161,755
Sun Art Retail Group, Ltd.	904,500	1,096,990
Suncorp Technologies, Ltd. (a)	5,470,000	10,530
Tech Pro Technology Development, Ltd. (a)(c)(d)	484,000	2,112
Tibet Water Resources, Ltd. (a)	67,000	4,557
United Laboratories International Holdings, Ltd. (c)	12,000	8,748
Vision Values Holdings, Ltd. (a)	90,000	2,299
Wanda Hotel Development Co., Ltd. (a)	618,000	30,139
Wasion Holdings, Ltd.	24,000	11,735
WH Group, Ltd. (b)	4,680,500	4,835,600
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	2,170
Xinyi Glass Holdings, Ltd.	1,846,000	2,444,970
Yip's Chemical Holdings, Ltd.	10,000	3,016
Yuexiu Property Co., Ltd.	7,370,000	1,702,559
Yuexiu Transport Infrastructure, Ltd.	1,258	1,119
		81,984,379
HUNGARY — 0.6%
MOL Hungarian Oil & Gas PLC	406,319	4,054,651
OTP Bank Nyrt	222,083	11,631,086
Richter Gedeon Nyrt	201,215	4,381,230
		20,066,967
INDIA — 11.2%
Adani Enterprises, Ltd.	118,339	345,427
Adani Gas, Ltd.	2,430	5,539
Adani Green Energy, Ltd. (a)	192,486	448,867
Adani Ports & Special Economic Zone, Ltd.	454,298	2,329,467
Adani Power, Ltd. (a)	464,887	402,504
Adani Transmission, Ltd. (a)	72,827	338,127
Aditya Birla Capital, Ltd. GDR (a)	285	410
Aditya Birla Fashion and Retail, Ltd. (a)	66,763	216,719
AIA Engineering, Ltd.	7,726	178,543
Alok Industries, Ltd. (a)	2,314,698	98,907
Amtek Auto, Ltd. (a)(d)	25,821	—
Anant Raj, Ltd.	722,258	344,038
Apollo Hospitals Enterprise, Ltd.	70,467	1,423,593
Ashok Leyland, Ltd.	423,918	484,032
Asian Paints, Ltd.	57,320	1,433,398
AstraZeneca Pharma India, Ltd.	51,332	1,881,743
Aurobindo Pharma, Ltd.	229,934	1,471,674
Avenue Supermarts, Ltd. (a)(b)	25,997	669,555
Axis Bank, Ltd.	894,793	9,453,361
Bajaj Finance, Ltd.	78,314	4,646,243
Bajaj Hindusthan Sugar, Ltd. (a)	1,094,622	100,448
Balkrishna Industries, Ltd.	14,751	204,707
Balrampur Chini Mills, Ltd.	571,614	1,468,713

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Bandhan Bank, Ltd. (b)	275,859	$1,964,261
BF Investment, Ltd. (a)	123,820	554,151
Bharat Electronics, Ltd.	132,410	185,598
Bharat Forge, Ltd.	31,378	212,394
Bharat Heavy Electricals, Ltd.	1,375,277	837,172
Bharat Petroleum Corp., Ltd.	262,293	1,806,297
Bharti Airtel, Ltd. (a)	1,404,063	8,965,936
Bharti Infratel, Ltd.	271,774	961,400
Biocon, Ltd.	258,433	1,063,375
Birlasoft, Ltd.	141,129	139,788
Bombay Dyeing & Manufacturing Co., Ltd.	41,153	45,749
Bosch, Ltd.	959	206,565
Britannia Industries, Ltd.	118,172	5,012,755
Caplin Point Laboratories, Ltd.	49,807	209,930
CG Power and Industrial Solutions, Ltd. (a)	365,951	55,371
Cipla, Ltd.	625,862	4,192,981
Coal India, Ltd.	459,363	1,360,169
CORE Education & Technologies, Ltd. (a)(d)	9,253	—
Crompton Greaves Consumer Electricals, Ltd.	46,682	156,864
Dabur India, Ltd.	62,684	402,565
DCB Bank, Ltd.	1,310,293	3,155,579
Delta Corp., Ltd.	114,706	318,270
Dewan Housing Finance Corp., Ltd. (a)	441,373	103,884
Dilip Buildcon, Ltd. (b)	12,408	69,995
Dish TV India, Ltd. (a)	196,716	36,103
Dishman Carbogen Amcis, Ltd.	37,108	43,878
Divi's Laboratories, Ltd.	15,223	393,658
Dr Reddy's Laboratories, Ltd. ADR (c)	116,089	4,710,892
Edelweiss Financial Services, Ltd.	197,598	302,301
Educomp Solutions, Ltd. (a)	22,435	330
Eicher Motors, Ltd.	5,714	1,802,402
Equitas Holdings, Ltd. (a)	58,940	88,189
Era Infra Engineering, Ltd. (a)(d)	2,941	—
FDC, Ltd. (a)	120,379	357,116
Federal Bank, Ltd.	262,948	323,997
Fortis Healthcare, Ltd. (a)	327,123	604,492
Future Retail, Ltd. (a)	53,523	256,262
GAIL India, Ltd.	1,989,748	3,374,408
Gammon India, Ltd. (a)(d)	139,302	1,610
Gateway Distriparks, Ltd.	202,859	347,438
Gitanjali Gems, Ltd. (a)(d)	3,573	—
Glenmark Pharmaceuticals, Ltd.	53,752	261,651
Godrej Consumer Products, Ltd.	121,865	1,168,743
Godrej Industries, Ltd.	336,743	2,002,913
Granules India, Ltd.	682,717	1,177,426
Graphite India, Ltd.	55,687	236,586
Grasim Industries, Ltd. GDR	209	2,174
Grasim Industries, Ltd.	64,093	667,750
GTL Infrastructure, Ltd. (a)	2,249,785	12,608
Security Description	Shares	Value
GTL, Ltd. (a)	338,927	$7,835
Gujarat NRE Coke, Ltd. (a)(d)	25,505	—
Gujarat Pipavav Port, Ltd.	18,493	22,864
GVK Power & Infrastructure, Ltd. (a)	1,336,566	74,901
HCL Technologies, Ltd.	705,240	5,613,018
HDFC Bank, Ltd.	2,113,207	37,661,534
HEG, Ltd.	15,210	227,144
Hemisphere Properties India, Ltd. (a)	123,253	262,243
Hero MotoCorp, Ltd.	127,847	4,375,801
Himadri Speciality Chemical, Ltd.	214,690	182,422
Himatsingka Seide, Ltd.	38,635	67,172
Hindalco Industries, Ltd.	637,966	1,931,913
Hindustan Construction Co., Ltd. (a)	1,160,987	163,466
Hindustan Petroleum Corp., Ltd.	191,348	709,062
Hindustan Unilever, Ltd.	556,327	14,988,016
Housing Development & Infrastructure, Ltd. (a)	93,913	3,947
Housing Development Finance Corp., Ltd.	1,091,795	36,902,190
ICICI Bank, Ltd. ADR	1,211,357	18,279,377
IDFC First Bank, Ltd. (a)	162,787	102,970
IDFC, Ltd.	18	10
IFB Industries, Ltd. (a)	8,481	79,454
IIFL Holdings, Ltd.	57,251	112,331
IIFL Securities, Ltd. (a)	52,740	30,072
IIFL Wealth Management, Ltd.	6,940	110,243
India Cements, Ltd.	184,909	184,966
Indiabulls Housing Finance, Ltd.	145,920	640,282
Indiabulls Integrated Services, Ltd. (a)	26,965	32,621
Indiabulls Real Estate, Ltd. (a)	239,356	219,141
Indiabulls Ventures, Ltd.	100,537	301,915
Indian Hotels Co., Ltd.	860,767	1,748,591
Indian Oil Corp., Ltd.	572,930	1,007,750
IndusInd Bank, Ltd.	195,652	4,139,005
Infibeam Avenues, Ltd.	336,615	259,141
Info Edge India, Ltd.	35,972	1,275,053
Infosys, Ltd. ADR	2,245,751	23,176,150
InterGlobe Aviation, Ltd. (b)	19,874	371,304
IRB Infrastructure Developers, Ltd. (a)	38,298	39,973
ITC, Ltd.	1,701,516	5,666,305
ITC, Ltd. GDR	59,053	196,658
IVRCL, Ltd. (a)	5,304,684	29,727
Jain Irrigation Systems, Ltd.	219,934	24,496
Jaiprakash Associates, Ltd. (a)	470,629	12,857
Jet Airways India, Ltd. (a)	151,916	61,828
Jindal Steel & Power, Ltd. (a)	59,026	138,679
JSW Steel, Ltd.	99,572	376,718
Jubilant Foodworks, Ltd.	46,053	1,066,060
Jubilant Life Sciences, Ltd.	39,997	300,910
Just Dial, Ltd. (a)	66,201	529,909
KEI Industries, Ltd.	101,342	650,619

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Kotak Mahindra Bank, Ltd.	392,353	$9,258,572
KPIT Technologies, Ltd.	122,711	161,086
L&T Finance Holdings, Ltd.	62,276	103,432
Lanco Infratech, Ltd. (a)(d)	15,749,074	—
Larsen & Toubro, Ltd. GDR	513,711	9,442,008
LIC Housing Finance, Ltd.	197,912	1,203,779
Lupin, Ltd.	120,366	1,287,417
LUX Industries, Ltd.	31,993	575,804
Magma Fincorp, Ltd.	81,680	61,622
Mahanagar Telephone Nigam, Ltd. (a)	479,894	63,535
Mahindra & Mahindra Financial Services, Ltd.	178,508	806,408
Mahindra & Mahindra, Ltd. GDR	841,107	6,358,769
MakeMyTrip, Ltd. (a)(c)	21,968	503,067
Manpasand Beverages, Ltd. (a)	64,129	10,602
Marico, Ltd.	94,304	451,318
Marksans Pharma, Ltd.	1,659,198	388,195
Maruti Suzuki India, Ltd.	98,949	10,214,829
Max India, Ltd. (a)	148,121	169,540
Mindtree, Ltd.	36,343	407,405
Monnet Ispat & Energy, Ltd. (a)	4,550	915
Motherson Sumi Systems, Ltd.	238,623	489,929
Mphasis, Ltd.	8,890	114,864
MRF, Ltd.	1,870	1,737,754
NCC, Ltd.	222,157	174,294
NIIT Technologies, Ltd.	733	16,327
NIIT, Ltd.	67,191	88,250
NTPC, Ltd.	1,509,536	2,517,721
Oil & Natural Gas Corp., Ltd.	2,493,652	4,499,730
OnMobile Global, Ltd.	14,720	6,300
Opto Circuits India, Ltd. (a)	2,494,580	99,604
Orient Electric, Ltd.	65,209	171,797
Page Industries, Ltd.	2,800	917,657
Paisalo Digital, Ltd.	17,060	103,491
PC Jeweller, Ltd. (a)	155,141	52,925
Pfizer, Ltd.	11,306	669,175
Phillips Carbon Black, Ltd.	51,380	85,264
Piramal Enterprises, Ltd.	40,569	865,936
Power Grid Corp. of India, Ltd.	312,245	832,252
Prism Johnson, Ltd.	90,099	79,271
Procter & Gamble Health, Ltd.	4,049	247,706
PS IT Infrastructure & Services, Ltd. (a)	620,932	158,325
PTC India, Ltd.	575,969	456,317
Punj Lloyd, Ltd. (a)	735,025	11,327
Radico Khaitan, Ltd.	76,341	335,297
Rain Industries, Ltd.	116,208	160,527
Rajesh Exports, Ltd.	93,863	880,202
RattanIndia Infrastructure, Ltd. (a)	178,049	4,739
Raymond, Ltd.	35,396	331,704
Redington India, Ltd.	90,835	149,911
REI Agro, Ltd. (a)(d)	1,873,023	—
Reliance Capital, Ltd. (a)	71,003	14,672
Security Description	Shares	Value
Reliance Communications, Ltd. (a)	798,601	$10,069
Reliance Home Finance, Ltd. (a)	12,884	487
Reliance Industries, Ltd. GDR (b)	863,303	36,733,543
Reliance Infrastructure, Ltd. (a)	219,059	90,228
Repco Home Finance, Ltd.	38,002	168,905
Rolta India, Ltd. (a)	899,653	54,197
Ruchi Soya Industries, Ltd. (a)	1,198,087	56,230
Schneider Electric Infrastructure, Ltd. (a)	72,659	67,541
Sequent Scientific, Ltd.	633,868	627,846
Shankara Building Products, Ltd.	30,061	132,094
Sharda Cropchem, Ltd.	18,651	56,231
Shilpa Medicare, Ltd.	64,360	254,363
Shriram Transport Finance Co., Ltd.	82,383	1,351,656
Siemens, Ltd.	212,381	4,453,333
Sintex Industries, Ltd. (a)	375,264	4,469
Sintex Plastics Technology, Ltd. (a)	91,543	1,475
Solara Active Pharma Sciences, Ltd.	48,047	292,678
Srei Infrastructure Finance, Ltd.	228,210	25,258
State Bank of India GDR (a)	101,270	4,739,436
Sterlite Technologies, Ltd.	93,085	154,602
Strides Pharma Science, Ltd.	94,511	479,254
Sun Pharma Advanced Research Co., Ltd. (a)	17,201	37,642
Sun Pharmaceutical Industries, Ltd.	747,992	4,532,815
Sun TV Network, Ltd.	70,688	437,528
Suven Life Sciences, Ltd.	231,363	995,425
Suzlon Energy, Ltd. (a)	3,919,807	101,595
Swan Energy, Ltd.	145,680	220,628
Symphony, Ltd.	10,970	178,655
TAKE Solutions, Ltd.	128,916	180,249
Tata Communications, Ltd.	153,909	855,923
Tata Consultancy Services, Ltd.	568,225	17,208,795
Tata Elxsi, Ltd.	26,758	309,629
Tata Motors, Ltd. ADR (a)(c)	253,370	3,276,074
Tata Power Co., Ltd.	2,257,064	1,786,599
Tata Steel, Ltd.	336,935	2,228,275
TeamLease Services, Ltd. (a)	5,353	185,976
Tech Mahindra, Ltd.	286,460	3,059,318
Tejas Networks, Ltd. (b)	124,117	165,279
Thyrocare Technologies, Ltd. (b)	46,893	360,773
Titan Co., Ltd.	95,903	1,596,118
Ujjivan Financial Services, Ltd.	51,536	250,828
UltraTech Cement, Ltd.	16,274	922,487
Unichem Laboratories, Ltd.	134,670	301,780
Unitech, Ltd. (a)	725,404	10,163
United Breweries, Ltd.	49,703	884,378
United Spirits, Ltd. (a)	220,135	1,849,052
UPL, Ltd.	171,384	1,403,426
Vakrangee, Ltd.	314,927	210,677

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Vedanta, Ltd.	566,520	$1,209,978
Venky's India, Ltd.	8,201	202,244
Videocon Industries, Ltd. (a)	1,012,052	60,969
VIP Industries, Ltd.	47,111	284,898
V-Mart Retail, Ltd.	12,089	279,944
Vodafone Idea, Ltd. (a)	798,670	68,814
VST Industries, Ltd.	12,898	761,549
Welspun India, Ltd.	133,441	89,736
Wipro, Ltd. ADR	1,082,897	4,060,864
Wockhardt, Ltd. (a)	63,961	209,639
Yes Bank, Ltd.	674,086	443,390
Zee Entertainment Enterprises, Ltd.	388,722	1,591,307
Zensar Technologies, Ltd.	41,760	102,150
		402,869,669
INDONESIA — 2.3%
Alam Sutera Realty Tbk PT (a)	6,175,000	105,864
Astra International Tbk PT	15,256,903	7,610,593
Bank Central Asia Tbk PT	8,621,240	20,757,425
Bank Danamon Indonesia Tbk PT	2,189,318	622,929
Bank Mandiri Persero Tbk PT	14,806,263	8,185,706
Bank Negara Indonesia Persero Tbk PT	1,669,000	943,753
Bank Rakyat Indonesia Persero Tbk PT	37,930,763	12,021,996
Barito Pacific Tbk PT (a)	27,769,420	3,020,481
Bekasi Fajar Industrial Estate Tbk PT	3,918,800	60,973
Bumi Resources Tbk PT (a)	2,268,300	10,784
Bumi Serpong Damai Tbk PT (a)	3,260,500	294,754
Charoen Pokphand Indonesia Tbk PT	3,588,900	1,680,378
Ciputra Development Tbk PT	5,093,552	381,581
Citra Marga Nusaphala Persada Tbk PT (a)	1,357,741	181,423
Garuda Indonesia Persero Tbk PT (a)	10,926,500	391,961
Global Mediacom Tbk PT (a)	553,700	13,880
Indah Kiat Pulp & Paper Corp. Tbk PT	582,200	322,920
Indocement Tunggal Prakarsa Tbk PT	460,300	630,809
Indofood Sukses Makmur Tbk PT	6,522,351	3,723,366
Indosat Tbk PT (a)	2,152,300	451,157
Japfa Comfeed Indonesia Tbk PT	933,500	103,218
Kalbe Farma Tbk PT	30,682,261	3,580,426
Kawasan Industri Jababeka Tbk PT (a)	4,326,931	91,011
Lippo Cikarang Tbk PT (a)	180,500	13,197
Lippo Karawaci Tbk PT (a)	33,820,730	589,564
Matahari Department Store Tbk PT	308,500	93,556
Matahari Putra Prima Tbk PT (a)	562,900	5,677
Security Description	Shares	Value
Mayora Indah Tbk PT	5,018,307	$741,043
Medco Energi Internasional Tbk PT (a)	12,318,407	767,543
Media Nusantara Citra Tbk PT	736,300	86,452
Modernland Realty Tbk PT (a)	6,597,200	101,696
Pabrik Kertas Tjiwi Kimia Tbk PT	281,738	208,526
Pakuwon Jati Tbk PT	4,658,700	191,281
Perusahaan Gas Negara Tbk PT	11,527,000	1,801,807
Semen Indonesia Persero Tbk PT	739,100	638,876
Sigmagold Inti Perkasa Tbk PT (a)(d)	1,312,600	—
Summarecon Agung Tbk PT	3,596,300	260,348
Telekomunikasi Indonesia Persero Tbk PT	31,316,600	8,955,657
Tiga Pilar Sejahtera Food Tbk (a)(d)	2,383,200	14,420
Unilever Indonesia Tbk PT	552,900	1,672,739
United Tractors Tbk PT	1,293,522	2,005,623
		83,335,393
KUWAIT — 0.5%
A'ayan Leasing & Investment Co. KSCP (a)	835,094	128,582
Agility Public Warehousing Co. KSC	251,600	678,565
Burgan Bank SAK	97,864	98,090
Humansoft Holding Co. KSC	99,788	990,971
Kuwait Finance House KSCP	1,138,347	3,043,849
Kuwait Real Estate Co. KSC (a)	2,074,328	718,116
Mabanee Co. SAK	56,395	168,274
Mobile Telecommunications Co. KSC	123,409	244,133
National Bank of Kuwait SAKP	2,594,208	9,152,003
National Industries Group Holding SAK	566,166	449,871
National Investments Co. KSCP	694,870	316,162
Warba Bank KSCP (a)	420,197	380,990
		16,369,606
MACAU — 0.0% (e)
Newtree Group Holdings, Ltd. (a)	35,000	2,381
MALAYSIA — 2.1%
Aeon Co. M Bhd	5,091,790	1,767,594
AEON Credit Service M Bhd	99,950	345,506
AirAsia Group Bhd	969,500	402,921
Alliance Bank Malaysia Bhd	4,025,500	2,588,208
Axiata Group Bhd	1,259,438	1,274,679
Bahvest Resources Bhd (a)	1,497,600	183,058
Berjaya Sports Toto Bhd	1,957,414	1,234,599
Bintulu Port Holdings Bhd	94	102
British American Tobacco Malaysia Bhd	7,200	26,543
Bursa Malaysia Bhd	1,245,239	1,853,931
Capitaland Malaysia Mall Trust REIT	1,301,500	318,176

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Carlsberg Brewery Malaysia Bhd Class B	1,166,277	$8,382,482
CIMB Group Holdings Bhd	1,299,994	1,636,712
Dagang NeXchange Bhd	1,677,200	108,656
Datasonic Group Bhd	962,200	348,137
Dialog Group Bhd	5,029,306	4,241,806
DiGi.Com Bhd	5,228,700	5,701,015
FGV Holdings Bhd (a)	316,000	117,423
Genting Bhd	3,165,700	4,682,187
Genting Malaysia Bhd	565,900	455,155
George Kent Malaysia Bhd	432,900	97,893
Globetronics Technology Bhd	591,100	336,698
Guan Chong Bhd	1,733,800	1,305,489
Hap Seng Plantations Holdings Bhd	49,500	25,776
Hartalega Holdings Bhd	373,000	499,704
IHH Healthcare Bhd	799,400	1,068,994
Inari Amertron Bhd	1,049,900	436,335
IOI Corp. Bhd	5,012,560	5,649,163
IOI Properties Group Bhd	3,814,062	1,156,200
Iskandar Waterfront City Bhd (a)	216,100	46,490
Karex Bhd	1,541,800	209,192
KLCCP Stapled Group	557,500	1,076,702
KNM Group Bhd (a)	3,753,821	344,135
KPJ Healthcare Bhd	1,444,680	333,755
Lingkaran Trans Kota Holdings Bhd	342,300	384,099
Magnum Bhd	3,015,360	1,894,506
Malayan Banking Bhd	2,491,840	5,263,292
Malaysian Pacific Industries Bhd	60,600	169,482
Malaysian Resources Corp. Bhd	7,413,000	1,322,941
MPHB Capital Bhd (a)	1,372,530	352,318
Muda Holdings Bhd	249,400	85,968
My EG Services Bhd	1,228,300	330,309
Naim Holdings Bhd (a)	87	23
OSK Holdings Bhd	6,072,642	1,543,955
Padini Holdings Bhd	157,300	124,594
Pavilion Real Estate Investment Trust	1,235,200	525,424
Petronas Chemicals Group Bhd	194,400	349,307
Pos Malaysia Bhd	941,800	340,756
Press Metal Aluminium Holdings Bhd	111,000	126,183
Public Bank Bhd	859,700	4,085,703
Sapura Energy Bhd	305,200	20,145
Sime Darby Bhd	949,824	515,489
Sime Darby Plantation Bhd	456,424	608,119
Sime Darby Property Bhd	427,924	95,722
SP Setia Bhd Group	278,163	108,804
Sunway Real Estate Investment Trust	1,321,300	587,891
Supermax Corp. Bhd	970,978	329,950
TA Enterprise Bhd	4,764,200	692,996
TA Global Bhd	3,549,356	221,265
Telekom Malaysia Bhd	661,727	617,968
Tenaga Nasional Bhd	917,100	2,972,924
Security Description	Shares	Value
Top Glove Corp. Bhd	523,000	$600,929
UEM Edgenta Bhd	599,400	441,069
UEM Sunrise Bhd (a)	4,163,088	717,511
UMW Holdings Bhd	280,500	307,895
Unisem M Bhd	62,800	33,162
United Plantations Bhd	80,900	519,754
Velesto Energy Bhd (a)	46,163	4,288
ViTrox Corp. Bhd	98,800	191,296
VS Industry Bhd	1,674,150	548,432
WCT Holdings Bhd (a)	7,835,541	1,666,525
		76,956,410
MEXICO — 2.4%
Alfa SAB de CV Class A	2,949,036	2,448,681
America Movil SAB de CV Series L	13,958,157	11,161,204
Axtel SAB de CV (a)(c)	1,628,807	264,798
Cemex SAB de CV Series CPO (c)	9,561,718	3,584,885
Coca-Cola Femsa SAB de CV	582,873	3,545,883
Consorcio ARA SAB de CV (c)	1,584,334	350,695
Desarrolladora Homex SAB de CV (a)	32,462	158
El Puerto de Liverpool SAB de CV Series C1 (c)	330,102	1,641,770
Fibra Uno Administracion SA de CV REIT	1,356,994	2,104,763
Fomento Economico Mexicano SAB de CV	1,330,424	12,587,739
Grupo Aeroportuario del Sureste SAB de CV Class B	227,720	4,269,328
Grupo Bimbo SAB de CV Class A (c)	1,691,275	3,083,594
Grupo Elektra SAB DE CV (c)	49,213	3,618,135
Grupo Financiero Banorte SAB de CV Series O	1,481,457	8,288,283
Grupo Financiero Inbursa SAB de CV Series O	1,222,799	1,501,626
Grupo Mexico SAB de CV Class B	1,939,457	5,326,215
Grupo Televisa SAB Series CPO (c)	1,611,687	3,786,833
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)(c)	1,168,909	2,475,977
Industrias CH SAB de CV Class B (a)(c)	263,524	1,298,641
Industrias Penoles SAB de CV (c)	102,508	1,075,943
Kimberly-Clark de Mexico SAB de CV Class A	1,721,529	3,418,626
Sare Holding SAB de CV Class B (a)	1,493,393	712
Telesites SAB de CV (a)(c)	1,131,526	838,878
TV Azteca SAB de CV Series CPO (c)	3,723,277	143,142
Urbi Desarrollos Urbanos SAB de CV (a)	570,152	27,535

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Wal-Mart de Mexico SAB de CV	3,447,279	$9,885,096
		86,729,140
MONACO — 0.0% (e)
GasLog, Ltd. (c)	16,013	156,767
NETHERLANDS — 0.0% (e)
VEON, Ltd. ADR	363,757	920,305
PERU — 0.6%
Cia de Minas Buenaventura SAA ADR (f)	224,134	3,384,423
Cia de Minas Buenaventura SAA ADR (f)	5,932	90,760
Credicorp, Ltd.	59,934	12,773,733
Southern Copper Corp. (c)(f)	97,442	4,139,336
Southern Copper Corp. (f)	4,688	198,912
Volcan Cia Minera SAA Class B (a)	4,459,345	599,320
		21,186,484
PHILIPPINES — 1.1%
Alliance Global Group, Inc. (a)	1,963,900	452,149
Ayala Land, Inc.	8,473,110	7,612,331
Bank of the Philippine Islands	2,709,664	4,702,922
BDO Unibank, Inc.	2,572,518	8,025,626
Bloomberry Resorts Corp.	753,800	168,189
Cebu Air, Inc.	1,376,110	2,431,866
Cebu Holdings, Inc.	5,413,664	726,881
D&L Industries, Inc.	2,062,200	386,828
DoubleDragon Properties Corp. (a)	1,394,050	520,240
East West Banking Corp. (a)	1,138,400	271,085
Filinvest Land, Inc.	58,272,000	1,725,896
First Philippine Holdings Corp.	384,010	522,806
Global Ferronickel Holdings, Inc. (a)	1,874,449	66,251
GMA Holdings, Inc.	3,417,700	357,662
GT Capital Holdings, Inc.	10,157	169,868
JG Summit Holdings, Inc.	460,050	733,973
Megawide Construction Corp. (a)	4,405,588	1,424,890
Megaworld Corp.	6,502,300	514,843
Nickel Asia Corp.	953,000	63,790
PLDT, Inc.	98,100	1,913,768
Puregold Price Club, Inc.	290,950	228,359
San Miguel Corp.	131,640	426,280
SM Investments Corp.	158,355	3,261,216
SM Prime Holdings, Inc.	2,920,690	2,427,901
Top Frontier Investment Holdings, Inc. (a)	18,451	77,965
Universal Robina Corp.	219,850	629,445
Vista Land & Lifescapes, Inc.	1,027,778	156,871
		39,999,901
POLAND — 0.9%
11 bit studios SA (a)	1,286	135,822
Asseco Poland SA	43,565	732,161
Security Description	Shares	Value
Bank Polska Kasa Opieki SA	149,460	$3,964,106
Bioton SA (a)	964	967
CCC SA	2,206	64,072
CD Projekt SA	21,539	1,589,563
Eurocash SA	7,536	43,457
Getin Holding SA (a)	73,214	32,206
Getin Noble Bank SA (a)	282,999	22,417
Globe Trade Centre SA	259,566	663,427
Grupa Lotos SA	93,452	2,062,345
KGHM Polska Miedz SA (a)	160,084	4,040,036
LPP SA	73	170,005
mBank SA (a)	24,300	2,498,461
Orange Polska SA (a)	980,234	1,842,808
Orbis SA (a)	2,825	84,661
PGE Polska Grupa Energetyczna SA (a)	557,711	1,172,175
Polimex-Mostostal SA (a)	14,397	8,192
Polski Koncern Naftowy ORLEN SA	193,377	4,381,912
Powszechna Kasa Oszczednosci Bank Polski SA	443,371	4,034,157
Powszechny Zaklad Ubezpieczen SA	285,055	3,012,899
Santander Bank Polska SA	22,398	1,817,956
		32,373,805
QATAR — 0.7%
Aamal Co.	319,611	71,366
Al Meera Consumer Goods Co. QSC	76,002	319,371
Commercial Bank PQSC	280,686	362,325
Industries Qatar QSC	492,739	1,391,199
Mannai Corp. QSC	258,499	218,670
Masraf Al Rayan QSC	2,980,771	3,241,926
Mazaya Qatar Real Estate Development QSC	1,640,246	323,905
Medicare Group	219,968	510,500
Mesaieed Petrochemical Holding Co.	1,849,270	1,274,833
National Leasing	2,771,089	536,561
Ooredoo QSC	763,155	1,483,971
Qatar Electricity & Water Co. QSC	73,632	325,388
Qatar Insurance Co. SAQ	835,472	725,101
Qatar Islamic Bank SAQ	236,440	995,503
Qatar National Bank QPSC	2,035,171	11,508,973
Qatar Navigation QSC	67,957	113,853
Qatari Investors Group QSC	776,868	381,926
Vodafone Qatar QSC	1,484,054	472,810
		24,258,181
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	134,816	1,193,855
RUSSIA — 4.6%
Evraz PLC	184,727	988,658
Gazprom PJSC ADR	3,386,855	27,867,043
LSR Group PJSC, GDR	111,636	278,532

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
LUKOIL PJSC ADR	264,244	$26,207,720
Magnit PJSC GDR	131,060	1,579,928
Mail.Ru Group, Ltd. GDR (a)	32,766	730,682
Mechel PJSC ADR (a)	140,547	289,527
MMC Norilsk Nickel PJSC ADR	508,456	15,533,331
Mobile TeleSystems PJSC ADR	511,637	5,193,116
Novatek PJSC GDR	63,598	12,910,394
Novolipetsk Steel PJSC, GDR	29,970	690,509
Novorossiysk Commercial Sea Port PJSC, GDR	46,372	695,580
Polymetal International PLC	101,857	1,612,475
Rosneft Oil Co. PJSC GDR	1,050,780	7,574,022
Rostelecom PJSC ADR (c)	84,600	614,196
Sberbank of Russia PJSC ADR (f)	765,044	12,577,323
Sberbank of Russia PJSC ADR (f)	719,908	11,806,491
Severstal PJSC GDR (c)	428,601	6,489,019
Sistema PJSC FC GDR	123,677	602,802
Surgutneftegas PJSC ADR	1,051,075	8,476,920
Tatneft PJSC ADR (f)	180,625	13,340,962
Tatneft PJSC ADR (c)(f)	1,402	103,257
TMK PJSC, GDR	42,277	157,059
VTB Bank PJSC GDR (c)	1,869,244	2,734,704
X5 Retail Group NV GDR	34,495	1,190,077
Yandex NV Class A (a)	94,636	4,115,720
		164,360,047
SAUDI ARABIA — 2.7%
Abdul Mohsen Al-Hokair Tourism and Development Co. (a)	155,269	654,801
Abdullah Al Othaim Markets Co.	33,319	723,882
Advanced Petrochemical Co.	23,934	315,181
Al Hammadi Co. for Development and Investment (a)	95,394	535,038
Al Jouf Agricultural Development Co.	27,282	162,908
Al Khaleej Training and Education Co. (a)	313,919	1,161,516
Al Rajhi Bank	474,980	8,280,781
Al Rajhi Co. for Co-operative Insurance (a)	7,078	119,813
Al Rajhi REIT	188,481	485,359
Aldrees Petroleum and Transport Services Co.	17,472	291,099
Al-Etihad Cooperative Insuarnce Co. (a)	148,294	581,111
Almarai Co. JSC	55,542	732,900
Alujain Corp. (a)	40,825	326,487
Arabian Cement Co.	24,622	241,540
AXA Cooperative Insurance Co. (a)	78,850	559,115
Bank AlBilad	98,527	706,522
Banque Saudi Fransi	179,719	1,815,731
Security Description	Shares	Value
Basic Chemical Industries, Ltd. (a)	129,840	$829,996
Batic Investments and Logistic Co. (a)	103,716	805,940
Bawan Co. (a)	161,785	692,631
Bupa Arabia for Cooperative Insurance Co.	13,955	380,932
Buruj Cooperative Insurance Co.	81,553	417,841
City Cement Co.	62,128	296,455
Co. for Cooperative Insurance (a)	17,344	354,620
Dallah Healthcare Co.	44,969	561,019
Dar Al Arkan Real Estate Development Co. (a)	133,261	390,763
Derayah REIT	184,528	516,499
Dur Hospitality Co.	90,431	564,094
Eastern Province Cement Co.	68,495	657,324
Etihad Etisalat Co. (a)	152,516	1,016,421
Fawaz Abdulaziz Al Hokair & Co. (a)	24,639	168,144
Fitaihi Holding Group	455,046	1,394,991
Hail Cement Co. (a)	60,927	198,147
Herfy Food Services Co.	26,598	380,751
Jadwa REIT Saudi Fund	87,810	262,168
Jarir Marketing Co.	25,341	1,118,671
Jazan Energy and Development Co. (a)	73,633	229,655
Leejam Sports Co. JSC	36,069	779,782
Malath Cooperative Insurance Co. (a)	124,756	334,563
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	61,673	262,718
Methanol Chemicals Co. (a)	247,011	549,821
Middle East Healthcare Co. (a)	30,512	241,571
Mobile Telecommunications Co. (a)	207,236	648,562
Mouwasat Medical Services Co.	37,311	875,261
Musharaka Real Estate Income Fund REIT	150,248	380,096
Najran Cement Co. (a)	56,049	178,697
Nama Chemicals Co. (a)	71,675	451,300
National Co. for Glass Manufacturing	215,917	1,016,473
National Co. for Learning & Education	166,407	1,268,691
National Commercial Bank	614,828	8,071,943
National Gas & Industrialization Co.	17,715	145,921
National Medical Care Co.	47,832	619,688
National Petrochemical Co.	16,763	106,084
Qassim Cement Co.	41,915	738,566
Red Sea International Co. (a)	117,640	439,037
Riyad Bank	664,764	4,253,015
Riyad REIT Fund	83,389	193,618
Sahara International Petrochemical Co.	85,920	411,357
Samba Financial Group	357,725	3,094,441

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Saudi Advanced Industries Co.	291,123	$1,067,857
Saudi Airlines Catering Co.	5,682	155,709
Saudi Arabian Amiantit Co. (a)	71,669	292,690
Saudi Arabian Fertilizer Co.	67,044	1,385,096
Saudi Arabian Mining Co. (a)	139,097	1,646,338
Saudi Arabian Oil Co. (a)(b)	534,284	5,020,529
Saudi Automotive Services Co.	220,587	1,731,743
Saudi Basic Industries Corp.	310,616	7,775,129
Saudi Cement Co.	35,322	660,057
Saudi Ceramic Co. (a)	110,031	1,063,264
Saudi Chemical Co. Holding (a)	110,685	707,548
Saudi Co. For Hardware CJSC	28,044	389,490
Saudi Electricity Co.	232,050	1,250,780
Saudi Industrial Investment Group	30,506	195,171
Saudi Industrial Services Co.	109,167	570,382
Saudi Kayan Petrochemical Co. (a)	35,984	106,476
Saudi Pharmaceutical Industries & Medical Appliances Corp.	90,434	656,926
Saudi Printing & Packaging Co. (a)	62,975	217,902
Saudi Public Transport Co. (a)	194,184	930,725
Saudi Re for Cooperative Reinsurance Co. (a)	427,326	1,059,401
Saudi Research & Marketing Group (a)	18,202	377,015
Saudi Telecom Co.	290,100	7,872,519
Saudi Vitrified Clay Pipe Co., Ltd. (a)	23,503	330,808
Saudia Dairy & Foodstuff Co.	7,741	295,088
Savola Group (a)	65,207	597,089
Southern Province Cement Co.	45,933	788,549
Tabuk Cement Co. (a)	105,045	442,436
Takween Advanced Industries Co. (a)	254,684	543,138
Umm Al-Qura Cement Co.	575,557	3,390,774
United Electronics Co.	26,447	528,052
United International Transportation Co.	50,663	492,949
Walaa Cooperative Insurance Co.	47,587	211,847
Yamama Cement Co. (a)	49,290	340,312
Yanbu Cement Co.	61,907	629,582
Yanbu National Petrochemical Co.	61,851	921,673
		98,637,095
SINGAPORE — 0.0% (e)
Aslan Pharmaceuticals, Ltd. (a)	142,000	38,370
Grindrod Shipping Holdings, Ltd. (a)	13,814	95,824
		134,194
SOUTH AFRICA — 5.0%
Absa Group, Ltd.	331,825	3,542,852
Adcock Ingram Holdings, Ltd.	97,993	376,877
Adcorp Holdings, Ltd.	372,846	346,623
Security Description	Shares	Value
African Phoenix Investments, Ltd.	2,191,224	$122,227
African Rainbow Minerals, Ltd.	102,288	1,197,158
Alexander Forbes Group Holdings, Ltd.	431,039	171,078
Allied Electronics Corp., Ltd.	107,926	178,288
Anglo American Platinum, Ltd.	28,057	2,623,074
AngloGold Ashanti, Ltd.	246,404	5,577,063
ArcelorMittal South Africa, Ltd. (a)	150,756	12,829
Ascendis Health, Ltd. (a)	188,351	20,474
Aspen Pharmacare Holdings, Ltd. (a)	223,697	1,907,188
Astral Foods, Ltd.	13,903	215,900
Aveng, Ltd. (a)(c)	604,417	865
Barloworld, Ltd.	236,202	1,904,177
Bid Corp., Ltd.	94,752	2,237,498
Bidvest Group, Ltd.	252,839	3,702,495
Blue Label Telecoms, Ltd. (a)	966,461	178,315
Clicks Group, Ltd.	44,554	817,543
Coronation Fund Managers, Ltd.	498,860	1,425,212
Curro Holdings, Ltd. (c)	116,716	147,737
Discovery, Ltd.	285,612	2,463,859
EOH Holdings, Ltd. (a)	90,352	80,961
FirstRand, Ltd.	2,270,293	10,195,902
Foschini Group, Ltd. (c)	226,873	2,425,376
Gold Fields, Ltd.	549,129	3,764,794
Grindrod, Ltd.	928,975	334,161
Group Five, Ltd. (a)(d)	219,472	—
Growthpoint Properties, Ltd. REIT	758,513	1,199,322
Harmony Gold Mining Co., Ltd. (a)	222,434	814,433
Impala Platinum Holdings, Ltd. (a)	394,790	4,051,937
Imperial Logistics, Ltd.	182,282	762,577
Investec, Ltd.	201,446	1,195,120
Invicta Holdings, Ltd. (a)	285,457	361,529
Kumba Iron Ore, Ltd.	39,284	1,171,623
Lewis Group, Ltd.	238,478	584,961
Life Healthcare Group Holdings, Ltd.	117,865	207,772
Massmart Holdings, Ltd.	157,809	579,165
Mediclinic International PLC	120,939	667,420
Momentum Metropolitan Holdings	883,096	1,379,255
Motus Holdings, Ltd.	119,803	699,961
Mr. Price Group, Ltd.	161,958	2,113,729
MTN Group, Ltd.	1,000,128	5,899,850
MultiChoice Group, Ltd. (a)	268,105	2,233,649
Murray & Roberts Holdings, Ltd.	406,124	309,599
Naspers, Ltd. Class N	238,007	38,990,529
Nedbank Group, Ltd.	269,286	4,126,863
Net 1 UEPS Technologies, Inc. (a)	29,702	110,491
Netcare, Ltd.	1,869,603	2,601,815

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Northam Platinum, Ltd. (a)	277,751	$2,455,435
Old Mutual, Ltd. (c)	921,261	1,287,565
PPC, Ltd. (a)	951,394	170,092
PSG Group, Ltd.	225,799	3,781,106
Rand Merchant Investment Holdings, Ltd.	1,122,506	2,475,638
Remgro, Ltd.	468,884	6,538,591
RMB Holdings, Ltd.	826,613	4,755,086
Sanlam, Ltd.	1,274,040	7,206,820
Sappi, Ltd.	280,478	875,923
Sasol, Ltd.	313,363	6,800,830
Shoprite Holdings, Ltd.	327,749	2,951,347
Sibanye Gold, Ltd. (a)	868,020	2,227,857
Standard Bank Group, Ltd.	781,583	9,407,949
Steinhoff International Holdings NV (a)(c)	2,020,663	121,383
Sun International, Ltd. (a)	164,190	468,494
Telkom SA SOC, Ltd.	265,671	661,541
Tiger Brands, Ltd.	169,804	2,558,687
Truworths International, Ltd.	393,314	1,383,849
Vodacom Group, Ltd.	347,914	2,868,701
Wilson Bayly Holmes-Ovcon, Ltd.	90,829	897,085
Woolworths Holdings, Ltd.	809,891	2,814,796
		178,740,901
TAIWAN — 13.5%
Accton Technology Corp.	187,000	1,048,003
Acer, Inc.	2,793,701	1,663,527
Adimmune Corp. (a)	682,505	576,021
Adlink Technology, Inc.	863,665	1,382,924
Advanced Ceramic X Corp.	4,000	46,969
Advanced Wireless Semiconductor Co.	13,000	43,150
Advancetek Enterprise Co., Ltd.	2,553,996	1,686,931
Advantech Co., Ltd.	5,499	55,399
AGV Products Corp. (a)	4,708,415	1,116,751
Airmate Cayman International Co., Ltd. (a)	11,000	10,733
Airtac International Group	30,000	466,858
Alchip Technologies, Ltd.	34,000	265,971
APCB, Inc.	937,000	812,690
Arcadyan Technology Corp.	37,169	116,676
ASE Technology Holding Co., Ltd.	2,699,058	7,491,131
ASMedia Technology, Inc.	5,000	109,584
ASPEED Technology, Inc.	10,000	319,912
Asustek Computer, Inc.	864,340	6,674,941
AU Optronics Corp. ADR (c)	1,012,747	3,311,683
Audix Corp.	569,657	827,587
Bank of Kaohsiung Co., Ltd.	1,905,739	621,748
Basso Industry Corp.	1,621,905	2,661,965
Biostar Microtech International Corp. (a)	1,472,952	594,546
C Sun Manufacturing, Ltd.	935,000	832,788
Career Technology MFG. Co., Ltd.	100,940	120,379
Security Description	Shares	Value
Carnival Industrial Corp.	1,172,486	$390,737
Catcher Technology Co., Ltd.	652,346	4,939,872
Cathay Financial Holding Co., Ltd.	4,843,136	6,874,452
Cathay No. 1 REIT	921,000	543,807
Center Laboratories, Inc.	1,004,857	2,011,256
Chailease Holding Co., Ltd.	891,248	4,102,886
Champion Building Materials Co., Ltd. (a)	953,000	215,861
Chang Hwa Commercial Bank, Ltd.	8,685,052	6,576,732
Chang Wah Electromaterials, Inc.	7,431	44,248
Charoen Pokphand Enterprise	1,142,373	2,522,771
Chen Full International Co., Ltd.	12,000	14,891
Cheng Loong Corp.	868,000	558,842
Cheng Shin Rubber Industry Co., Ltd.	68,850	96,005
Chieftek Precision Co., Ltd.	34,100	106,815
Chilisin Electronics Corp.	66,150	282,457
China Airlines, Ltd.	1,888,000	570,613
China Chemical & Pharmaceutical Co., Ltd.	1,803,000	1,157,813
China Development Financial Holding Corp.	11,989,945	3,891,722
China Steel Chemical Corp.	869,595	3,553,571
China Steel Corp.	7,510,451	5,987,917
Chipbond Technology Corp.	66,000	147,953
Chong Hong Construction Co., Ltd.	7,717	20,929
Chroma ATE, Inc.	103,000	498,215
Chung Hwa Pulp Corp.	1,875,794	561,918
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	794,000	940,288
Chunghwa Telecom Co., Ltd.	2,742,457	10,063,391
CMC Magnetics Corp. (a)	993,656	317,219
Coland Holdings, Ltd.	11,938	11,449
Compal Electronics, Inc.	4,704,774	2,958,434
Concraft Holding Co., Ltd.	13,609	79,674
Coxon Precise Industrial Co., Ltd.	10,000	5,638
CTBC Financial Holding Co., Ltd.	13,150,527	9,826,594
Da-Li Development Co., Ltd.	1,048,629	1,002,209
Darfon Electronics Corp.	76,000	111,679
Delta Electronics, Inc.	1,685,167	8,516,623
Dimerco Express Corp.	1,630,445	1,528,355
E Ink Holdings, Inc.	108,000	112,586
E.Sun Financial Holding Co., Ltd.	2,001,204	1,862,548
Eclat Textile Co., Ltd.	19,854	266,910
Egis Technology, Inc.	43,000	339,243
Elan Microelectronics Corp.	1,400	4,259
Elite Advanced Laser Corp.	12,672	28,534
Elite Material Co., Ltd.	13,000	59,412
Elite Semiconductor Memory Technology, Inc.	1,807,750	2,345,848

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Episil Holdings, Inc.	144,000	$134,023
Episil-Precision, Inc.	66,998	118,007
Epistar Corp.	862,180	930,431
Etron Technology, Inc. (a)	12,445	4,484
Eva Airways Corp.	1,090,110	500,017
Excelliance Mos Corp.	35,000	139,524
Excelsior Medical Co., Ltd.	72,344	130,078
Far Eastern New Century Corp.	5,563,850	5,540,278
Feng TAY Enterprise Co., Ltd.	110,821	720,889
Flytech Technology Co., Ltd.	8,854	21,266
Formosa Chemicals & Fibre Corp.	2,752,243	8,033,534
Formosa Petrochemical Corp.	59,000	191,897
Formosa Plastics Corp.	3,772,714	12,560,191
Founding Construction & Development Co., Ltd.	2,290,059	1,214,663
Foxconn Technology Co., Ltd.	1,004,223	2,217,686
Fubon Financial Holding Co., Ltd.	6,497,903	10,057,801
Fullerton Technology Co., Ltd.	787,000	525,069
Fwusow Industry Co., Ltd.	990,830	613,133
General Interface Solution Holding, Ltd.	38,000	143,243
Genius Electronic Optical Co., Ltd.	22,665	443,819
Giant Manufacturing Co., Ltd.	72,302	513,738
Global Unichip Corp.	23,000	184,908
Globalwafers Co., Ltd.	69,000	880,425
Grape King Bio, Ltd.	73,664	479,183
Great Wall Enterprise Co., Ltd.	919,615	1,339,066
HannStar Display Corp.	1,018,500	274,866
Himax Technologies, Inc. ADR (a)(c)	48,972	130,266
Hiwin Technologies Corp.	47,839	448,436
Hocheng Corp.	2,596,000	720,510
Holy Stone Enterprise Co., Ltd.	57,000	220,569
Hon Hai Precision Industry Co., Ltd.	7,746,196	23,463,142
Hong TAI Electric Industrial	1,725,000	627,231
Hota Industrial Manufacturing Co., Ltd.	9,574	36,728
Hotai Motor Co., Ltd.	72,433	1,650,323
HTC Corp.	932,198	1,195,684
Hua Nan Financial Holdings Co., Ltd.	9,162,751	6,724,506
Hung Sheng Construction, Ltd.	819,040	706,281
Ibase Technology, Inc.	1,816,222	2,662,807
Innolux Corp.	3,753,820	1,043,110
Iron Force Industrial Co., Ltd.	6,000	23,918
Janfusun Fancyworld Corp. (a)	789,112	49,226
KEE TAI Properties Co., Ltd.	925,000	398,055
Kenda Rubber Industrial Co., Ltd.	4,766	4,865
Kerry TJ Logistics Co., Ltd.	931,000	1,217,440
Kindom Construction Corp.	874,000	930,066
Kung Long Batteries Industrial Co., Ltd.	9,000	44,734
Security Description	Shares	Value
Kuoyang Construction Co., Ltd.	924,036	$516,316
Kwong Fong Industries Corp.	55,776	25,025
Land Mark Optoelectronics Corp.	14,600	150,495
Largan Precision Co., Ltd.	43,000	7,172,165
Laser Tek Taiwan Co., Ltd.	89,000	75,856
Leatec Fine Ceramics Co., Ltd. (a)	139,000	80,450
Leofoo Development Co., Ltd. (a)	932,154	481,982
Li Cheng Enterprise Co., Ltd.	10,599	17,007
Lite-On Technology Corp.	2,753,265	4,532,596
Long Bon International Co., Ltd.	9,020	4,634
Long Chen Paper Co., Ltd.	2,864,020	1,437,886
Lotus Pharmaceutical Co., Ltd. (a)	27,000	103,579
Machvision, Inc.	15,000	180,388
Macroblock, Inc.	30,000	113,587
Macronix International	520,221	645,569
Makalot Industrial Co., Ltd.	4,345	22,829
MediaTek, Inc.	917,329	13,571,585
Medigen Biotechnology Corp. (a)	114,248	236,675
Mega Financial Holding Co., Ltd.	5,630,333	5,747,346
Merida Industry Co., Ltd.	2,100	12,364
Merry Electronics Co., Ltd.	13,571	75,830
Micro-Star International Co., Ltd.	120,000	347,066
Mosel Vitelic, Inc.	759	514
Namchow Holdings Co., Ltd.	930,000	1,579,111
Nan Ya Plastics Corp.	3,764,486	9,142,162
Nanya Technology Corp.	59,982	166,878
National Petroleum Co., Ltd.	1,986,468	2,981,988
New Era Electronics Co., Ltd.	70,000	45,185
Newmax Technology Co., Ltd. (a)	75,654	232,184
Nexcom International Co., Ltd.	948,638	852,847
Novatek Microelectronics Corp.	618,225	4,516,505
OBI Pharma, Inc. (a)	43,664	192,269
Pacific Hospital Supply Co., Ltd.	68,000	168,543
Pan Jit International, Inc.	99,900	92,312
Parade Technologies, Ltd.	4,000	82,063
PChome Online, Inc. (a)	3,519	11,117
Pegatron Corp.	932,686	2,128,156
Pharmally International Holding Co., Ltd.	23,076	167,044
Phytohealth Corp. (a)	9,000	5,404
Pihsiang Machinery Manufacturing Co., Ltd. (a)(d)	51,000	—
Polaris Group/Tw (a)	166,632	104,503
Pou Chen Corp.	3,571,462	4,670,291
Powertech Technology, Inc.	944,285	3,143,732
President Chain Store Corp.	22,000	223,104
Promate Electronic Co., Ltd.	934,000	1,085,829

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
ProMOS Technologies, Inc. (a)(d)	257	$—
Prosperity Dielectrics Co., Ltd.	52,000	123,335
Quanta Computer, Inc.	3,683,664	7,901,378
Radiant Opto-Electronics Corp.	51,000	204,157
Realtek Semiconductor Corp.	18,000	141,108
Ritek Corp. (a)	322,000	76,480
Sampo Corp.	2,619,600	1,760,848
Sesoda Corp.	1,058,752	897,098
Shih Wei Navigation Co., Ltd. (a)	1,145,221	309,447
Shin Kong Financial Holding Co., Ltd.	4,726,647	1,631,944
Silicon Motion Technology Corp. ADR	13,237	671,248
Sinbon Electronics Co., Ltd.	952,068	3,938,234
Sino-American Silicon Products, Inc.	160,000	530,540
Sinon Corp.	1,870,000	1,185,242
SinoPac Financial Holdings Co., Ltd.	12,253,165	5,313,779
Sinphar Pharmaceutical Co., Ltd.	997,524	645,560
Solar Applied Materials Technology Co. (a)	1,792,829	1,342,663
Stark Technology, Inc.	789,747	1,414,732
Supreme Electronics Co., Ltd.	2,743,818	2,759,653
Ta Ya Electric Wire & Cable	5,810,720	2,209,768
TA-I Technology Co., Ltd.	60,000	106,081
TaiMed Biologics, Inc. (a)	80,000	264,469
Taimide Tech, Inc.	61,950	109,529
Tainan Enterprises Co., Ltd.	639,589	525,932
Taishin Financial Holding Co., Ltd.	11,942,855	5,776,809
Taisun Enterprise Co., Ltd.	1,950,000	1,437,602
Taiwan Cement Corp.	5,230,357	7,624,732
Taiwan Chinsan Electronic Industrial Co., Ltd.	77,654	92,609
Taiwan Cogeneration Corp.	871,000	868,763
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	48,107
Taiwan FU Hsing Industrial Co., Ltd.	863,000	1,263,826
Taiwan Land Development Corp. (a)	2,843,750	851,882
Taiwan Mobile Co., Ltd.	4,000	14,945
Taiwan Paiho, Ltd.	771,433	2,169,390
Taiwan Pulp & Paper Corp.	4,566,000	3,038,720
Taiwan Sakura Corp.	959,200	1,508,699
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,737	1,321,020
Taiwan Semiconductor Manufacturing Co., Ltd.	10,288,500	113,603,546
Taiwan Surface Mounting Technology Corp.	62,000	241,986
Taiwan TEA Corp.	1,807,913	992,100
Taiwan Union Technology Corp.	260,612	1,286,672
Security Description	Shares	Value
Taiyen Biotech Co., Ltd.	924,500	$1,002,310
Tatung Co., Ltd. (a)	1,883,399	1,319,391
TCI Co., Ltd.	28,724	273,087
Teapo Electronic Corp.	69,000	104,040
TPK Holding Co., Ltd. (a)	8,000	15,158
Transasia Airways Corp. (a)(d)	361,784	—
Tripod Technology Corp.	944,320	3,953,436
TrueLight Corp. (a)	9,100	11,247
Tul Corp.	48,000	102,639
Tung Thih Electronic Co., Ltd. (a)	5,000	12,059
Unimicron Technology Corp.	190,000	266,204
Uni-President Enterprises Corp.	1,870,993	4,631,140
United Microelectronics Corp. ADR	2,004,714	5,372,634
United Renewable Energy Co., Ltd. (a)	79,295	20,262
Unity Opto Technology Co., Ltd. (a)	12,759	3,090
Ve Wong Corp.	688,340	621,129
Via Technologies, Inc. (a)	91,000	108,828
Visual Photonics Epitaxy Co., Ltd.	310,151	1,220,863
Wafer Works Corp.	177,000	214,630
Walsin Lihwa Corp.	179,000	91,957
Walsin Technology Corp.	100,000	797,278
Wei Chuan Foods Corp.	858,000	716,980
Wei Mon Industry Co., Ltd. (a)(d)	240,450	—
Weikeng Industrial Co., Ltd.	1,005,199	596,876
Win Semiconductors Corp.	156,000	1,529,973
Winbond Electronics Corp.	884,670	576,952
Wistron Corp.	2,787,476	2,636,186
Wiwynn Corp.	21,733	460,368
Yageo Corp.	111,858	1,630,648
Young Optics, Inc.	43,000	119,919
Yulon Finance Corp.	9,900	37,814
Zeng Hsing Industrial Co., Ltd.	70,350	310,951
Zenitron Corp.	1,882,000	1,324,689
		482,552,501
THAILAND — 2.9%
Advanced Info Service PCL	1,307,942	9,300,727
Airports of Thailand PCL	2,519,900	6,246,382
Bangkok Dusit Medical Services PCL Class F	745,100	646,750
Bangkok Expressway & Metro PCL	17,163,339	6,245,642
Bangkok Land PCL	10,256,100	455,389
Bank of Ayudhya PCL	359,600	360,155
Banpu PCL (c)	3,151,660	1,252,089
Beauty Community PCL	758,400	42,536
BEC World PCL (a)	377,000	74,258
BTS Group Holdings PCL	470,000	207,119
Bumrungrad Hospital PCL	95,400	468,182
Central Pattana PCL	751,200	1,561,147
Central Plaza Hotel PCL (c)	562,100	469,140

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
CH Karnchang PCL	94,148	$59,719
Charoen Pokphand Foods PCL	282,000	258,899
CP ALL PCL	2,616,100	6,310,169
Electricity Generating PCL	796,827	8,725,427
Energy Absolute PCL	94,400	137,879
IRPC PCL	13,058,758	1,604,348
Jasmine International PCL	3,938,841	657,487
Kasikornbank PCL	842,700	4,234,072
Krung Thai Bank PCL	654,400	358,291
Land & Houses PCL	1,021,300	334,140
Minor International PCL	100,628	120,940
Pruksa Holding PCL	376,500	186,027
PTT Exploration & Production PCL	1,202,572	4,998,380
PTT Global Chemical PCL	289,200	550,328
PTT PCL	6,691,791	9,829,781
Quality Houses PCL	3,515,283	300,434
Sansiri PCL	3,651,233	132,866
Siam Cement PCL	564,123	7,382,589
Siam Commercial Bank PCL	1,680,802	6,845,815
Siam Future Development PCL	3,100,675	548,632
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,228,766	832,749
Thai Airways International PCL (a)	933,400	213,455
Thai Beverage PCL	5,726,100	3,790,004
Thai Oil PCL	1,550,795	3,611,166
Thaicom PCL (a)	565,000	72,809
Tisco Financial Group PCL NVDR	34,900	115,639
Tisco Financial Group PCL	1,967,018	6,517,599
TMB Bank PCL	85,654,327	4,804,049
Total Access Communication PCL	94,900	168,708
True Corp. PCL (c)	7,257,610	1,114,552
TTCL PCL	96,200	17,182
U City PCL Class F (a)	1,225,850	69,981
		102,233,632
TURKEY — 0.7%
Akbank T.A.S. (a)	1,811,032	2,468,068
Anadolu Efes Biracilik Ve Malt Sanayii A/S	317,594	1,231,737
Aselsan Elektronik Sanayi Ve Ticaret A/S	87,685	308,540
BIM Birlesik Magazalar A/S	115,770	907,718
Coca-Cola Icecek A/S	6,587	42,836
Dogan Sirketler Grubu Holding A/S	2,156,442	666,754
Eregli Demir ve Celik Fabrikalari TAS	1,169,306	1,776,261
Haci Omer Sabanci Holding A/S	788,223	1,263,594
KOC Holding A/S	1,183,137	4,039,883
Migros Ticaret A/S (a)	12,236	49,799
Tupras Turkiye Petrol Rafinerileri A/S	90,216	1,922,263
Security Description	Shares	Value
Turk Hava Yollari AO (a)	388,121	$943,073
Turkcell Iletisim Hizmetleri A/S	679,382	1,575,445
Turkiye Garanti Bankasi A/S (a)	1,705,944	3,193,449
Turkiye Halk Bankasi A/S (a)	151,266	150,224
Turkiye Is Bankasi A/S Class C (a)	1,845,882	1,988,255
Turkiye Vakiflar Bankasi TAO Class D (a)	257,946	238,831
Ulker Biskuvi Sanayi A/S (a)	407,903	1,532,635
Yapi ve Kredi Bankasi A/S (a)	1,839,725	766,681
		25,066,046
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	1,624,041	3,501,737
Agthia Group PJSC	61,277	60,057
Air Arabia PJSC (a)	3,078,256	1,349,248
Ajman Bank PJSC	1,194,614	302,463
Al Waha Capital PJSC	605,466	164,836
Aldar Properties PJSC	2,582,386	1,518,575
Arabtec Holding PJSC	429,596	150,873
Bank of Sharjah (a)	444,341	99,800
DAMAC Properties Dubai Co. PJSC (a)	2,140,194	432,916
Depa, Ltd. (a)	182,724	15,919
Deyaar Development PJSC (a)	2,019,640	206,189
DP World PLC	105,327	1,379,784
Dubai Financial Market PJSC (a)	1,244,254	328,581
Dubai Investments PJSC	1,055,707	373,635
DXB Entertainments PJSC (a)	2,798,096	135,595
Emaar Malls PJSC	628,627	313,188
Emaar Properties PJSC	2,229,915	2,440,482
Emirates NBD PJSC	84,089	297,607
Eshraq Properties Co. PJSC (a)	1,560,039	137,183
First Abu Dhabi Bank PJSC	1,112,328	4,590,853
Gulf General Investment Co. (a)(d)	638,957	15,525
Gulf Pharmaceutical Industries PSC (a)	129,523	34,451
Invest bank PSC (a)	76,929	19,059
National Central Cooling Co. PJSC	1,394,028	728,675
Orascom Construction PLC	5,190	31,659
RAK Properties PJSC (a)	2,375,867	281,367
Ras Al Khaimah Ceramics	166,139	72,369
SHUAA Capital PSC (a)	3,198,719	753,275
Union Properties PJSC (a)	856,364	63,648
		19,799,549
UNITED KINGDOM — 0.0% (e)
Tiso Blackstar Group SE (a)	1,899	555
UNITED STATES — 0.0% (e)
Bizlink Holding, Inc.	29,000	218,151
Ideanomics, Inc. (a)	101,480	86,836

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
IntelliEPI, Inc.	209,000	$446,906
Titan Cement International SA (a)	22,823	485,733
		1,237,626
TOTAL COMMON STOCKS (Cost $3,384,079,941)		3,558,825,741

PREFERRED STOCKS — 0.0% (e)
SOUTH AFRICA — 0.0% (e)
Zambezi Platinum RF, Ltd. Preference Shares 13.50% (a) (Cost: $343,799)	70,975	428,890
RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Lojas Americanas SA (expiring 1/8/20) (a)	6,156	14,385
CHINA — 0.0% (e)
Beijing Capital Land, Ltd. (expiring 1/15/20) (a) (c)	14,000	494
INDIA — 0.0% (e)
Piramal Enterprises, Ltd. (expiring 1/20/20) (a)	5,376	16,837
TOTAL RIGHTS (Cost $0)		31,716
WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
Guan Chong Bhd (expiring 11/4/22) (a)	227,666	84,599
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	9,424
		94,023
THAILAND — 0.0% (e)
BTS Group Holdings PCL (expiring 12/16/20) (a)	43,400	—
Minor International PCL (expiring 9/30/21) (a)	4,311	464
TTCL PCL (expiring 6/28/21) (a)	9,560	137
		601
TOTAL WARRANTS (Cost $0)		94,624
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (g) (h)	10,100,634	$10,101,644
State Street Navigator Securities Lending Portfolio II (i) (j)	30,234,081	30,234,081
TOTAL SHORT-TERM INVESTMENTS (Cost $40,335,725)		40,335,725
TOTAL INVESTMENTS — 100.3% (Cost $3,424,759,465)		3,599,716,696
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(11,760,996)
NET ASSETS — 100.0%		$3,587,955,700
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2019.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $71,577, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2019, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
MSCI Taiwan Index Futures	22	01/30/2020	$1,013,179	$1,011,120	$(2,059)
See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,460,950,509	$97,803,655	$71,577 (a)	$3,558,825,741
Preferred Stocks	428,890	—	—	428,890
Rights	14,879	16,837	—	31,716
Warrants	94,624	—	—	94,624
Short-Term Investments	40,335,725	—	—	40,335,725
TOTAL INVESTMENTS	$3,501,824,627	$97,820,492	$71,577	$3,599,716,696
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(2,059)	—	—	(2,059)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,059)	$—	$—	$(2,059)
(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,806,853	$11,808,034	$279,852,553	$281,558,988	$45	$—	10,100,634	$10,101,644	$130,195
State Street Navigator Securities Lending Portfolio II	—	—	67,913,426	37,679,345	—	—	30,234,081	30,234,081	83,145
State Street Navigator Securities Lending Portfolio III	40,363,989	40,363,989	22,671,496	63,035,485	—	—	—	—	51,205
Total		$52,172,023	$370,437,475	$382,273,818	$45	$—		$40,335,725	$264,545
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHILE — 0.8%
Aguas Andinas SA Class A	2,261,772	$959,512
Banco Santander Chile	47,204,620	2,699,380
		3,658,892
CHINA — 15.0%
Agricultural Bank of China, Ltd. Class H	1,489,000	655,467
Bank of China, Ltd. Class H	1,552,000	663,282
Bank of Communications Co., Ltd. Class H	778,000	553,161
China Construction Bank Corp. Class H	662,000	571,788
China Merchants Port Holdings Co., Ltd.	2,253,812	3,812,372
China Zhongwang Holdings, Ltd. (a)	1,794,000	716,053
Chongqing Rural Commercial Bank Co., Ltd. Class H	363,000	185,418
CITIC Telecom International Holdings, Ltd.	2,987,000	1,088,719
CITIC, Ltd.	8,037,000	10,747,907
CNOOC, Ltd.	7,847,000	13,051,813
Far East Horizon, Ltd.	193,000	180,818
Hengan International Group Co., Ltd.	1,828,500	13,024,173
Industrial & Commercial Bank of China, Ltd. Class H	718,000	552,889
Jiangsu Expressway Co., Ltd. Class H	1,522,000	2,086,162
Longfor Group Holdings, Ltd. (b)	2,662,500	12,472,247
Sinotrans, Ltd. Class H	3,926,000	1,335,237
SITC International Holdings Co., Ltd.	1,157,000	1,410,650
Zhejiang Expressway Co., Ltd. Class H	2,484,000	2,263,457
		65,371,613
GREECE — 0.3%
Motor Oil Hellas Corinth Refineries SA	60,264	1,394,867
HONG KONG — 11.0%
China Mobile, Ltd.	1,485,500	12,487,519
China Resources Land, Ltd.	3,024,000	15,058,292
Guangdong Investment, Ltd.	4,214,000	8,815,447
Shanghai Industrial Holdings, Ltd.	535,000	1,029,929
Xinyi Glass Holdings, Ltd.	5,300,000	7,019,687
Yuexiu Property Co., Ltd.	12,274,000	2,835,443
Yuexiu Transport Infrastructure, Ltd.	1,024,000	910,742
		48,157,059
INDIA — 2.3%
Castrol India, Ltd.	643,802	1,166,233
Power Grid Corp. of India, Ltd.	3,398,988	9,059,600
		10,225,833
Security Description	Shares	Value
INDONESIA — 1.1%
Gudang Garam Tbk PT	710,800	$2,713,661
Hanjaya Mandala Sampoerna Tbk PT	13,208,400	1,998,029
		4,711,690
LUXEMBOURG — 1.2%
Ternium SA ADR	228,609	5,029,398
MALAYSIA — 5.6%
AMMB Holdings Bhd	1,446,900	1,383,053
CIMB Group Holdings Bhd	4,754,341	5,985,786
Malayan Banking Bhd	3,871,971	8,178,421
Maxis Bhd	862,200	1,121,355
Petronas Chemicals Group Bhd	3,542,500	6,365,328
Petronas Gas Bhd	320,700	1,303,027
		24,336,970
MEXICO — 1.8%
Bolsa Mexicana de Valores SAB de CV	715,461	1,566,255
Grupo Aeroportuario del Centro Norte SAB de CV	430,867	3,236,066
Kimberly-Clark de Mexico SAB de CV Class A	1,518,637	3,015,721
		7,818,042
MONACO — 0.5%
GasLog, Ltd. (a)	207,712	2,033,501
PHILIPPINES — 0.2%
Globe Telecom, Inc.	22,700	905,400
POLAND — 0.7%
Polskie Gornictwo Naftowe i Gazownictwo SA	2,480,682	2,834,841
QATAR — 0.7%
Industries Qatar QSC	763,835	2,156,612
Qatar Electricity & Water Co. QSC	180,828	799,100
		2,955,712
RUSSIA — 0.4%
Federal Grid Co. Unified Energy System PJSC	532,959,802	1,723,592
SOUTH AFRICA — 16.9%
Absa Group, Ltd.	670,282	7,156,513
AVI, Ltd.	420,804	2,677,365
FirstRand, Ltd.	1,152,684	5,176,712
Foschini Group, Ltd. (a)	547,803	5,856,264
JSE, Ltd.	86,333	737,907
KAP Industrial Holdings, Ltd.	3,778,243	1,134,811
Liberty Holdings, Ltd.	165,496	1,309,553
Nedbank Group, Ltd.	400,637	6,139,844
Netcare, Ltd. (a)	3,472,589	4,832,594
Pick n Pay Stores, Ltd.	698,513	3,191,475
RMB Holdings, Ltd.	944,235	5,431,706
Sanlam, Ltd.	939,338	5,313,522
SPAR Group, Ltd.	352,891	4,984,410

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Standard Bank Group, Ltd.	465,515	$5,603,425
Tiger Brands, Ltd.	438,926	6,613,945
Vodacom Group, Ltd.	946,315	7,802,776
		73,962,822
TAIWAN — 21.4%
CTBC Financial Holding Co., Ltd.	9,922,000	7,414,111
CTCI Corp.	506,000	643,113
Far Eastern International Bank	1,982,171	790,171
Far Eastern New Century Corp.	4,877,000	4,856,338
Formosa Plastics Corp.	3,418,000	11,379,271
Formosa Taffeta Co., Ltd.	1,033,000	1,178,523
Fubon Financial Holding Co., Ltd.	4,625,000	7,158,822
Hota Industrial Manufacturing Co., Ltd.	552,000	2,117,623
International CSRC Investment Holdings Co.	2,514,460	2,633,821
Inventec Corp.	3,295,000	2,511,617
Lien Hwa Industrial Holdings Corp.	783,300	965,505
Mega Financial Holding Co., Ltd.	6,118,000	6,245,148
Nan Ya Plastics Corp.	3,740,000	9,082,697
Sercomm Corp.	799,000	2,070,998
Sinbon Electronics Co., Ltd.	365,000	1,509,824
St Shine Optical Co., Ltd.	65,000	985,505
Taishin Financial Holding Co., Ltd.	8,769,132	4,241,666
Taiwan Semiconductor Manufacturing Co., Ltd.	1,552,000	17,136,872
Vanguard International Semiconductor Corp.	2,739,000	7,245,645
Wistron NeWeb Corp.	1,288,616	3,245,505
		93,412,775
THAILAND — 17.1%
Bangkok Bank PCL	438,101	2,332,833
Bangkok Bank PCL NVDR (a)	258,200	1,379,193
Hana Microelectronics PCL NVDR	1,209,500	1,393,073
Land & Houses PCL NVDR	21,901,189	7,165,435
Major Cineplex Group PCL	567,400	478,299
Major Cineplex Group PCL NVDR	990,500	834,958
Pruksa Holding PCL NVDR	37,000	18,281
PTT Exploration & Production PCL NVDR	2,968,000	12,336,218
PTT Global Chemical PCL NVDR	6,584,800	12,530,438
PTT PCL NVDR	8,515,430	12,508,581
Quality Houses PCL NVDR (a)	22,966,600	1,962,842
Ratch Group PCL NVDR	2,858,100	6,559,926
Ratch Group PCL	483,200	1,109,043
Siam Commercial Bank PCL NVDR	1,115,700	4,544,186
Thanachart Capital PCL NVDR	1,063,200	1,898,968
Security Description	Shares	Value
Thanachart Capital PCL	237,700	$424,553
Tisco Financial Group PCL NVDR	1,633,500	5,412,507
Tisco Financial Group PCL	197,763	655,276
TTW PCL NVDR	2,300,300	1,059,772
		74,604,382
UNITED ARAB EMIRATES — 2.8%
Abu Dhabi Commercial Bank PJSC	1,937,782	4,178,221
Emirates Telecommunications Group Co. PJSC	430,852	1,918,990
First Abu Dhabi Bank PJSC	1,480,756	6,111,447
		12,208,658
TOTAL COMMON STOCKS (Cost $434,756,352)		435,346,047

SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	502,247	502,298
State Street Navigator Securities Lending Portfolio II (e) (f)	5,824,588	5,824,588
TOTAL SHORT-TERM INVESTMENTS (Cost $6,326,886)		6,326,886
TOTAL INVESTMENTS — 101.2% (Cost $441,083,238)		441,672,933
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(5,234,335)
NET ASSETS — 100.0%		$436,438,598
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.9% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
NVDR	Non Voting Depositary Receipt

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$432,678,876	$2,667,171	$—	$435,346,047
Short-Term Investments	6,326,886	—	—	6,326,886
TOTAL INVESTMENTS	$439,005,762	$2,667,171	$—	$441,672,933
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	117,608	$117,619	$5,614,225	$5,229,487	$(59)	$—	502,247	$502,298	$1,483
State Street Navigator Securities Lending Portfolio II	—	—	7,997,176	2,172,588	—	—	5,824,588	5,824,588	6,492
State Street Navigator Securities Lending Portfolio III	6,179,351	6,179,351	7,281,879	13,461,230	—	—	—	—	5,275
Total		$6,296,970	$20,893,280	$20,863,305	$(59)	$—		$6,326,886	$13,250
See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ARGENTINA — 0.0% (a)
Globant SA (b)	11,118	$1,179,064
AUSTRALIA — 5.9%
Abacus Property Group REIT	81,457	206,137
Afterpay, Ltd. (b)	46,657	960,312
AGL Energy, Ltd.	185,708	2,680,057
Alumina, Ltd.	1,828,863	2,956,879
AMP, Ltd.	1,028,293	1,384,236
Ansell, Ltd.	162,033	3,306,550
APA Group	511,285	3,989,427
Aristocrat Leisure, Ltd.	272,030	6,438,496
ASX, Ltd.	56,546	3,116,721
Atlas Arteria, Ltd.	172,821	951,224
Atlassian Corp. PLC Class A (b)	31,930	3,842,456
Aurizon Holdings, Ltd.	607,984	2,235,210
Australia & New Zealand Banking Group, Ltd.	761,906	13,191,383
Bendigo & Adelaide Bank, Ltd.	159,315	1,095,267
BHP Group PLC	520,274	12,246,298
BHP Group, Ltd.	730,805	19,993,962
BlueScope Steel, Ltd.	233,861	2,475,753
Boral, Ltd.	189,238	595,951
Brambles, Ltd.	739,668	6,093,811
BWP Trust REIT	1,127,827	3,107,800
Caltex Australia, Ltd.	74,548	1,779,100
carsales.com, Ltd.	100,222	1,170,192
Challenger, Ltd.	183,743	1,044,922
Charter Hall Group REIT	121,316	944,892
CIMIC Group, Ltd.	32,821	764,590
Coca-Cola Amatil, Ltd.	174,545	1,357,023
Cochlear, Ltd.	15,180	2,398,045
Coles Group, Ltd.	326,544	3,406,435
Commonwealth Bank of Australia	466,198	26,184,345
Computershare, Ltd.	133,814	1,578,404
CSL, Ltd.	140,810	27,295,389
CSR, Ltd.	652,025	2,085,452
Dexus REIT	302,985	2,491,905
Domain Holdings Australia, Ltd.	44,577	115,941
Evolution Mining, Ltd.	402,407	1,074,914
Flight Centre Travel Group, Ltd.	15,274	473,066
Fortescue Metals Group, Ltd.	473,371	3,557,164
Goodman Group REIT	437,262	4,109,582
GPT Group REIT	487,039	1,917,239
GWA Group, Ltd. (c)	605,890	1,414,023
Harvey Norman Holdings, Ltd. (c)	161,637	462,445
Iluka Resources, Ltd.	149,508	977,399
Incitec Pivot, Ltd.	462,657	1,034,215
Infigen Energy (c)	433,538	198,091
Ingenia Communities Group REIT	413,124	1,440,412
Insurance Australia Group, Ltd.	1,147,535	6,179,015
LendLease Group Stapled Security (c)	155,919	1,929,018
Security Description	Shares	Value
Macquarie Group, Ltd.	108,354	$10,499,684
Magellan Financial Group, Ltd. (c)	37,465	1,499,837
Medibank Pvt, Ltd.	760,427	1,689,154
Mineral Resources, Ltd. (c)	41,549	481,913
Mirvac Group REIT	1,046,817	2,340,035
National Australia Bank, Ltd.	772,069	13,367,342
Newcrest Mining, Ltd.	240,500	5,114,050
nib holdings, Ltd.	120,927	532,985
Nine Entertainment Co. Holdings, Ltd.	132,655	166,917
Northern Star Resources, Ltd.	201,463	1,601,705
Oil Search, Ltd.	322,953	1,645,894
Orica, Ltd.	84,300	1,302,506
Origin Energy, Ltd.	621,687	3,692,776
Orora, Ltd.	520,783	1,164,149
OZ Minerals, Ltd.	132,319	981,294
Perpetual, Ltd. (c)	83,643	2,417,727
Qantas Airways, Ltd.	279,612	1,397,494
QBE Insurance Group, Ltd.	373,134	3,378,354
Ramsay Health Care, Ltd.	35,597	1,814,912
REA Group, Ltd.	14,302	1,041,552
Santos, Ltd.	692,985	3,984,755
Scentre Group REIT	1,443,522	3,886,393
SEEK, Ltd.	97,838	1,550,882
Sonic Healthcare, Ltd.	169,045	3,416,368
South32, Ltd. (c)(d)	488,907	913,229
South32, Ltd. (d)	873,535	1,657,939
Stockland REIT	687,490	2,232,713
Suncorp Group, Ltd.	344,973	3,142,785
Sydney Airport Stapled Security	306,659	1,866,801
Tabcorp Holdings, Ltd.	851,305	2,710,865
Telstra Corp., Ltd.	1,197,581	2,980,113
TPG Telecom, Ltd.	64,894	306,092
Transurban Group Stapled Security	695,069	7,285,009
Treasury Wine Estates, Ltd.	345,787	3,947,473
Vicinity Centres REIT	902,045	1,578,891
Wesfarmers, Ltd.	326,553	9,503,390
Westpac Banking Corp.	912,857	15,548,220
WiseTech Global, Ltd. (c)	38,235	628,122
Woodside Petroleum, Ltd.	286,518	6,924,403
Woolworths Group, Ltd.	445,843	11,332,739
Worley, Ltd. (c)	253,599	2,729,275
		332,507,885
AUSTRIA — 0.3%
ams AG (b)	16,865	683,935
ANDRITZ AG	9,797	422,290
Erste Group Bank AG	97,460	3,671,424
OMV AG	96,656	5,433,495
Raiffeisen Bank International AG	36,474	916,692
Voestalpine AG	86,093	2,402,454
		13,530,290

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
BELGIUM — 1.1%
Ackermans & van Haaren NV	6,206	$973,183
Aedifica SA REIT	27,235	3,460,668
Ageas	127,531	7,541,325
Anheuser-Busch InBev SA	267,909	21,865,912
Bekaert SA	26,785	796,753
Celyad SA (b)(c)	6,981	76,011
Colruyt SA	16,998	886,850
Euronav NV	49,706	612,629
Galapagos NV (b)(c)	11,650	2,438,883
Gimv NV	5,304	326,265
Groupe Bruxelles Lambert SA	22,240	2,345,654
KBC Group NV	93,233	7,018,097
Proximus SADP	39,162	1,121,842
Solvay SA	20,449	2,371,147
UCB SA	64,476	5,131,336
Umicore SA	54,290	2,642,380
		59,608,935
BERMUDA — 0.0% (a)
China Eco Farming, Ltd.	14,000	133
CANADA — 8.5%
AGF Management, Ltd. Class B	183,007	908,861
Agnico Eagle Mines, Ltd.	63,129	3,893,624
Aimia, Inc. (b)	71,524	200,218
Air Canada (b)	72,576	2,714,989
Alamos Gold, Inc. Class A	105,488	636,955
Algonquin Power & Utilities Corp. (c)	73,615	1,042,844
Alimentation Couche-Tard, Inc. Class B	231,625	7,360,915
AltaGas, Ltd. (c)	40,032	610,629
Aphria, Inc. (b)(c)	25,759	134,680
ARC Resources, Ltd. (c)	102,572	647,032
Atco, Ltd. Class I	20,449	784,844
Athabasca Oil Corp. (b)(c)	94,145	42,834
Aurora Cannabis, Inc. (b)(c)	275,029	591,734
B2Gold Corp.	305,398	1,227,009
Badger Daylighting, Ltd. (c)	17,852	483,763
Bank of Montreal (c)	165,964	12,880,368
Bank of Nova Scotia	329,211	18,621,652
Barrick Gold Corp.	568,128	10,567,378
Bausch Health Cos., Inc. (b)	92,406	2,769,864
BCE, Inc.	75,307	3,493,710
BlackBerry, Ltd. (b)	177,633	1,143,810
Bombardier, Inc. Class B (b)	660,089	982,434
Brookfield Asset Management, Inc. Class A	289,846	16,770,500
CAE, Inc.	79,178	2,099,202
Cameco Corp.	183,561	1,633,541
Canadian Apartment Properties REIT	20,527	839,126
Canadian Imperial Bank of Commerce	122,038	10,169,598
Canadian National Railway Co.	215,377	19,510,573
Canadian Natural Resources, Ltd.	358,904	11,624,421
Security Description	Shares	Value
Canadian Pacific Railway, Ltd.	37,273	$9,514,927
Canadian Solar, Inc. (b)(c)	12,458	275,322
Canadian Tire Corp., Ltd. Class A (c)	23,107	2,490,228
Canadian Utilities, Ltd. Class A (c)	32,051	968,142
Canadian Western Bank (c)	121,871	2,997,082
Canopy Growth Corp. (b)(c)	47,186	993,753
CCL Industries, Inc. Class B	32,995	1,407,583
Cenovus Energy, Inc.	211,434	2,152,249
CES Energy Solutions Corp. (c)	86,093	154,692
CGI, Inc. (b)	116,769	9,785,454
CI Financial Corp. (c)	66,308	1,110,119
Cineplex, Inc. (c)	16,998	443,711
Constellation Software, Inc.	5,375	5,227,480
Crescent Point Energy Corp. (c)	195,486	872,847
CT Real Estate Investment Trust	80,024	996,019
Descartes Systems Group, Inc. (b)	22,125	946,935
Detour Gold Corp. (b)	52,981	1,027,139
Dollarama, Inc.	93,645	3,222,962
ECN Capital Corp.	8,096	29,905
Eldorado Gold Corp. (b)	28,487	229,126
Element Fleet Management Corp. (c)	105,828	905,057
Emera, Inc. (c)	40,067	1,723,800
Empire Co., Ltd. Class A	44,301	1,040,608
Enbridge, Inc.	531,865	21,176,163
Encana Corp. (c)	259,260	1,215,578
Enerplus Corp. (c)	42,792	305,245
Exchange Income Corp. (c)	39,132	1,348,609
Fairfax Financial Holdings, Ltd.	10,612	4,989,829
Finning International, Inc. (c)	38,255	746,367
Firm Capital Mortgage Investment Corp.	159,900	1,815,098
First Capital Real Estate Investment Trust	36,902	588,212
First Majestic Silver Corp. (b)(c)	75,460	926,993
FirstService Corp. (c)	8,590	800,806
Fortis, Inc. (c)	112,327	4,667,190
Franco-Nevada Corp.	46,828	4,842,234
George Weston, Ltd.	19,602	1,557,276
Gildan Activewear, Inc.	63,712	1,886,180
Gran Tierra Energy, Inc. (b)(c)	137,316	178,958
Great Canadian Gaming Corp. (b)(c)	15,798	524,346
Great-West Lifeco, Inc.	83,402	2,139,156
H&R Real Estate Investment Trust	36,902	600,449
Home Capital Group, Inc. (b)(c)	15,862	403,171
Husky Energy, Inc. (c)	164,210	1,319,505
Hydro One, Ltd. (c)(e)	45,816	886,112
iA Financial Corp., Inc.	25,716	1,414,553
IAMGOLD Corp. (b)(c)	232,091	868,048
Imperial Oil, Ltd. (c)	68,015	1,801,670
Innergex Renewable Energy, Inc. (c)	138,937	1,806,422

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Intact Financial Corp.	38,676	$4,188,073
Inter Pipeline, Ltd. (c)	92,403	1,606,141
International Petroleum Corp. (b)(c)	20,468	91,134
Keyera Corp. (c)	47,195	1,238,152
Kinross Gold Corp. (b)	301,545	1,432,440
Kirkland Lake Gold, Ltd.	49,641	2,191,209
Linamar Corp.	13,435	509,012
Loblaw Cos., Ltd.	52,178	2,695,914
Lundin Mining Corp. (c)	202,854	1,213,917
Magna International, Inc.	107,879	5,923,258
Manulife Financial Corp.	571,230	11,611,816
Maple Leaf Foods, Inc.	20,442	407,973
Methanex Corp.	23,115	893,940
Metro, Inc.	67,414	2,785,977
National Bank of Canada	102,882	5,718,708
New Gold, Inc. (b)(c)	164,249	145,661
Northland Power, Inc. (c)	41,492	870,316
Nutrien, Ltd.	230,800	11,065,229
Onex Corp.	22,280	1,411,797
Open Text Corp.	60,059	2,650,145
Pan American Silver Corp. (c)	48,635	1,153,663
Parex Resources, Inc. (b)	100,031	1,862,925
Pembina Pipeline Corp. (c)	108,131	4,013,376
Peyto Exploration & Development Corp. (c)	36,470	106,872
Power Corp. of Canada	83,575	2,155,839
Power Financial Corp. (c)	86,390	2,327,717
PrairieSky Royalty, Ltd. (c)	56,517	663,778
Precision Drilling Corp. (b)	85,056	118,721
Premium Brands Holdings Corp. (c)	7,886	553,160
Quebecor, Inc. Class B	45,326	1,158,360
Restaurant Brands International, Inc.	62,807	4,009,380
RioCan Real Estate Investment Trust	42,767	882,549
Ritchie Bros Auctioneers, Inc.	29,350	1,261,139
Rogers Communications, Inc. Class B	155,037	7,709,108
Royal Bank of Canada	389,311	30,847,662
Russel Metals, Inc.	16,083	274,964
Saputo, Inc.	72,017	2,232,569
Secure Energy Services, Inc. (c)	47,141	183,947
SEMAFO, Inc. (b)	126,706	263,818
Seven Generations Energy, Ltd. Class A (b)	47,899	312,863
Shaw Communications, Inc. Class B	228,401	4,641,115
Sherritt International Corp. (b)(c)	162,215	23,768
Shopify, Inc. Class A (b)	24,796	9,872,508
SmartCentres Real Estate Investment Trust	18,423	443,402
SNC-Lavalin Group, Inc. (c)	54,688	1,263,085
Stantec, Inc.	21,321	603,417
Stars Group, Inc. (b)(c)	50,375	1,316,529
Security Description	Shares	Value
Sun Life Financial, Inc.	212,450	$9,700,532
Suncor Energy, Inc.	529,014	17,362,511
TC Energy Corp.	249,266	13,294,187
Teck Resources, Ltd. Class B	161,533	2,805,262
TELUS Corp.	129,287	5,012,956
Thomson Reuters Corp. (c)	68,911	4,936,297
TMX Group, Ltd.	13,392	1,161,311
Toromont Industries, Ltd. (c)	21,321	1,160,632
Toronto-Dominion Bank	540,909	30,379,335
Tourmaline Oil Corp.	34,749	407,850
Turquoise Hill Resources, Ltd. (b)(c)	261,671	191,700
Vermilion Energy, Inc. (c)	30,379	497,356
Waste Connections, Inc.	70,718	6,432,379
West Fraser Timber Co., Ltd. (c)	11,500	507,978
Wheaton Precious Metals Corp.	110,333	3,287,655
Whitecap Resources, Inc. (c)	99,167	424,428
WSP Global, Inc. (c)	16,831	1,150,881
Yamana Gold, Inc.	321,275	1,273,455
		480,604,169
CHILE — 0.0% (a)
Antofagasta PLC	94,510	1,147,854
CHINA — 0.1%
Alibaba Health Information Technology, Ltd. (b)	1,052,000	1,215,124
BOC Hong Kong Holdings, Ltd.	898,500	3,119,231
ENN Energy Holdings, Ltd.	74,700	816,333
Fosun International, Ltd.	478,500	697,626
HC Group, Inc. (b)(c)	406,000	120,886
		5,969,200
DENMARK — 1.5%
Ambu A/S Class B (c)	93,960	1,576,586
AP Moller - Maersk A/S Class A	885	1,200,473
AP Moller - Maersk A/S Class B	1,771	2,556,072
Ascendis Pharma A/S ADR (b)	9,533	1,326,231
Bavarian Nordic A/S (b)(c)	10,773	277,457
Carlsberg A/S Class B	28,472	4,250,484
Chr. Hansen Holding A/S	26,670	2,120,940
Coloplast A/S Class B	23,986	2,977,622
Danske Bank A/S	275,438	4,460,300
DSV Panalpina A/S	54,624	6,300,181
FLSmidth & Co. A/S	50,536	2,014,760
Genmab A/S (b)	15,058	3,351,123
GN Store Nord A/S	39,253	1,847,373
H&H International A/S Class B (b)	25,052	469,654
ISS A/S	49,360	1,185,248
Jyske Bank A/S (b)	13,277	484,849
NNIT A/S (e)	2,607	43,705
Novo Nordisk A/S Class B	517,078	30,032,779
Novozymes A/S Class B	60,089	2,942,619
Orsted A/S (e)	55,554	5,749,843
Pandora A/S	33,792	1,471,071
SimCorp A/S	10,723	1,220,170
Vestas Wind Systems A/S	74,370	7,520,788

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Zealand Pharma A/S (b)	26,473	$936,119
		86,316,447
EGYPT — 0.0% (a)
Centamin PLC	626,533	1,054,100
FINLAND — 0.9%
Caverion Oyj	71,910	580,369
Elisa Oyj	41,864	2,314,372
Fortum Oyj	123,447	3,048,522
Huhtamaki Oyj	25,568	1,187,609
Kemira Oyj	27,179	404,541
Kesko Oyj Class B	20,514	1,452,540
Kone Oyj Class B	105,504	6,901,995
Konecranes Oyj	18,747	576,592
Metsa Board Oyj	52,884	355,877
Metso Oyj (c)	34,704	1,370,445
Neste Oyj	104,160	3,626,844
Nokia Oyj (d)	1,088,456	4,027,024
Nokia Oyj (c)(d)	584,560	2,169,949
Nokian Renkaat Oyj	30,370	873,735
Nordea Bank Abp (d)	880,572	7,115,277
Nordea Bank Abp (d)	12,264	99,668
Orion Oyj Class B	27,592	1,278,215
Sampo Oyj Class A	124,026	5,417,016
Sanoma Oyj	21,509	228,039
Stora Enso Oyj Class R	154,445	2,247,670
UPM-Kymmene Oyj	141,690	4,916,141
Valmet Oyj	36,225	868,552
Wartsila OYJ Abp	123,456	1,365,006
YIT Oyj (c)	34,329	229,664
		52,655,662
FRANCE — 8.5%
Accor SA	96,965	4,544,202
Adevinta ASA Class B (b)	37,410	442,757
Adocia (b)	8,022	89,146
Aeroports de Paris	8,872	1,753,747
Air Liquide SA	120,302	17,041,914
Airbus SE	162,906	23,859,821
Albioma SA	85,619	2,498,789
Alstom SA	86,308	4,091,271
Alten SA	7,711	973,754
Altran Technologies SA	61,312	974,529
Arkema SA	11,654	1,238,828
Atos SE	23,599	1,968,727
AXA SA	395,776	11,155,327
BioMerieux	11,461	1,020,835
BNP Paribas SA	300,931	17,845,704
Bollore SA (d)	147,332	643,329
Bollore SA (b)(d)	838	3,569
Bouygues SA	88,758	3,774,015
Bureau Veritas SA	63,352	1,654,079
Capgemini SE	42,813	5,233,470
Carrefour SA	266,063	4,464,901
Casino Guichard Perrachon SA	38,261	1,790,930
CGG SA (b)	190,289	618,370
Security Description	Shares	Value
Christian Dior SE	816	$418,410
Cie de Saint-Gobain	180,207	7,383,303
Cie Generale des Etablissements Michelin SCA	41,911	5,132,618
Cie Plastic Omnium SA	19,611	548,132
CNP Assurances	42,449	844,816
Covivio REIT	15,053	1,709,975
Credit Agricole SA	328,283	4,762,830
Danone SA	146,137	12,122,461
Dassault Systemes SE	27,690	4,555,069
Edenred	107,271	5,550,977
Eiffage SA	14,305	1,637,850
Electricite de France SA	115,064	1,282,293
Elior Group SA (e)	32,500	477,904
Elis SA	50,242	1,043,338
Engie SA	446,411	7,215,784
EssilorLuxottica SA	65,582	9,997,020
Eurazeo SE	13,850	948,344
Eutelsat Communications SA	23,207	377,462
Faurecia SE	15,160	817,331
Gaztransport Et Technigaz SA	5,959	571,238
Gecina SA REIT	11,677	2,091,945
Getlink SE	111,486	1,940,968
Groupe Fnac SA (b)(d)	9,244	547,873
Groupe Fnac SA (b)(d)	1,283	75,033
Hermes International	9,790	7,321,052
ICADE REIT	12,140	1,322,514
Iliad SA (c)	6,201	804,300
Imerys SA	9,855	416,825
Ingenico Group SA	14,591	1,585,428
Ipsen SA	9,754	864,960
Kering SA	20,508	13,471,433
Klepierre SA REIT	52,053	1,977,837
Lagardere SCA	85,076	1,855,522
Legrand SA	74,673	6,088,714
L'Oreal SA	61,498	18,224,309
LVMH Moet Hennessy Louis Vuitton SE	69,137	32,144,508
Nanobiotix (b)(c)	23,015	213,908
Natixis SA	128,070	568,996
Nexans SA	26,687	1,302,793
Orange SA	571,281	8,413,366
Orpea	12,469	1,599,794
Pernod Ricard SA	57,348	10,261,072
Peugeot SA	165,067	3,946,626
Publicis Groupe SA	95,936	4,346,292
Renault SA	65,827	3,116,713
Rexel SA	80,833	1,074,756
Rubis SCA	25,723	1,580,855
Safran SA	93,617	14,464,955
Sanofi	329,212	33,118,202
Sartorius Stedim Biotech	6,423	1,064,890
Schneider Electric SE (d)	162,098	16,648,875
Schneider Electric SE (d)	2,112	217,205
SCOR SE	50,184	2,107,925
SEB SA	7,134	1,060,248

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Societe BIC SA	7,180	$499,692
Societe Generale SA	250,391	8,717,193
Sodexo SA	27,589	3,271,837
SOITEC (b)	5,543	583,003
Suez	106,601	1,613,609
Technicolor SA (b)	129,810	99,740
Teleperformance	15,946	3,891,325
Television Francaise 1	32,176	267,270
Thales SA	27,639	2,870,411
TOTAL SA	720,460	39,788,826
Ubisoft Entertainment SA (b)	43,406	3,000,375
Unibail-Rodamco-Westfield	200,046	1,573,564
Unibail-Rodamco-Westfield, REIT	26,626	4,203,701
Valeo SA	105,047	3,703,717
Vallourec SA (b)(c)	136,295	430,211
Veolia Environnement SA	234,785	6,248,677
Vinci SA	128,757	14,308,437
Vivendi SA	328,353	9,516,634
Wendel SA	7,976	1,060,937
Worldline SA (b)(e)	9,144	648,180
		477,217,200
GERMANY — 7.0%
1&1 Drillisch AG	11,635	298,819
Aareal Bank AG	13,437	456,261
adidas AG	54,311	17,667,387
ADO Properties SA (e)	11,604	418,118
AIXTRON SE (b)	30,327	290,311
Allianz SE	98,986	24,266,803
alstria office REIT-AG	42,282	794,980
Aroundtown SA	185,551	1,662,915
AURELIUS Equity Opportunities SE & Co. KGaA	13,963	611,265
Aurubis AG	7,961	488,990
BASF SE	247,064	18,678,123
Bayer AG	247,714	20,245,464
Bayerische Motoren Werke AG	86,607	7,110,401
Bayerische Motoren Werke AG Preference Shares	11,652	720,019
Bechtle AG	7,160	1,006,244
Beiersdorf AG	22,749	2,723,387
Bilfinger SE	33,864	1,314,466
Brenntag AG	42,708	2,324,117
CANCOM SE	14,719	869,061
Carl Zeiss Meditec AG	9,788	1,249,225
CECONOMY AG (b)	44,551	270,346
Commerzbank AG	251,907	1,560,017
CompuGroup Medical SE	10,908	780,569
Continental AG	28,378	3,671,525
Covestro AG (e)	49,590	2,307,304
CTS Eventim AG & Co. KGaA	12,567	790,667
Daimler AG	266,112	14,747,342
Delivery Hero SE (b)(e)	30,887	2,446,360
Deutsche Bank AG (c)	557,541	4,328,932
Deutsche Boerse AG	63,740	10,027,469
Security Description	Shares	Value
Deutsche EuroShop AG	16,988	$503,803
Deutsche Lufthansa AG	50,423	928,803
Deutsche Pfandbriefbank AG (e)	56,569	924,541
Deutsche Post AG	326,215	12,453,652
Deutsche Telekom AG	750,713	12,277,774
Deutsche Wohnen SE	97,052	3,967,625
Deutz AG	32,565	203,607
DMG Mori AG	19,602	931,837
Duerr AG	12,600	429,679
DWS Group GmbH & Co. KGaA (e)	9,125	324,697
E.ON SE	556,090	5,944,983
Evonik Industries AG	33,054	1,009,575
Evotec SE (b)(c)	32,028	828,680
Fielmann AG	7,056	570,266
Fraport AG Frankfurt Airport Services Worldwide	14,236	1,210,957
Freenet AG	35,584	816,435
Fresenius Medical Care AG & Co. KGaA	59,267	4,388,133
Fresenius SE & Co. KGaA	109,150	6,148,095
Fuchs Petrolub SE Preference Shares	18,785	931,164
Fuchs Petrolub SE	14,830	665,034
GEA Group AG	48,522	1,605,655
Gerresheimer AG	11,567	895,893
Grand City Properties SA	29,859	716,587
GRENKE AG	7,058	730,860
Hamborner REIT AG	128,361	1,406,271
Hannover Rueck SE	16,140	3,121,583
HeidelbergCement AG	39,130	2,853,264
Hella GmbH & Co. KGaA	11,665	646,056
Henkel AG & Co. KGaA Preference Shares	54,432	5,633,410
Henkel AG & Co. KGaA	34,231	3,227,639
HOCHTIEF AG	4,454	568,456
HUGO BOSS AG	17,834	866,007
Hypoport AG (b)	1,109	392,128
Infineon Technologies AG	311,282	7,096,596
Jenoptik AG	13,682	391,323
Jungheinrich AG Preference Shares	12,567	303,289
K+S AG	58,181	725,900
KION Group AG	20,624	1,425,140
Krones AG	4,381	331,943
Lanxess AG	25,004	1,678,967
LEG Immobilien AG	16,052	1,901,838
Leoni AG (b)	8,878	103,094
Merck KGaA	57,343	6,781,115
METRO AG	44,551	717,622
MorphoSys AG (b)	6,187	880,614
MTU Aero Engines AG	14,192	4,055,909
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	40,545	11,969,588
Nemetschek SE	14,161	934,668
New Work SE	767	251,399

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Nordex SE (b)	16,729	$226,842
Norma Group SE	13,401	571,619
OSRAM Licht AG (b)(c)	21,440	975,892
Pfeiffer Vacuum Technology AG	1,732	309,123
Porsche Automobil Holding SE Preference Shares	48,081	3,596,621
ProSiebenSat.1 Media SE	61,050	953,233
Puma SE	25,356	1,945,384
Rational AG	889	715,496
Rheinmetall AG	11,602	1,333,580
Rocket Internet SE (b)(e)	21,132	524,227
RWE AG	148,257	4,551,543
Salzgitter AG	27,707	614,558
SAP SE	286,308	38,668,512
Sartorius AG Preference Shares	12,532	2,684,015
Schaeffler AG Preference Shares	44,896	485,210
Scout24 AG (e)	19,844	1,313,104
Siemens AG	224,047	29,308,953
Siemens Healthineers AG (e)	37,369	1,796,157
Siltronic AG	5,381	541,924
Sixt SE	3,144	316,387
Sixt SE Preference Shares	4,458	326,768
Software AG	13,461	469,920
Stabilus SA	6,306	429,310
Stroeer SE & Co. KGaA	11,155	902,173
Suedzucker AG	18,687	344,219
Symrise AG	33,794	3,558,186
TAG Immobilien AG	39,239	976,054
Talanx AG	17,450	865,381
Telefonica Deutschland Holding AG	139,861	405,672
Thyssenkrupp AG	142,504	1,925,926
TLG Immobilien AG	23,396	747,154
TUI AG	131,078	1,656,232
Uniper SE	55,597	1,841,648
United Internet AG	33,835	1,112,048
Volkswagen AG	10,658	2,072,694
Volkswagen AG Preference Shares	48,828	9,659,610
Vonovia SE	143,075	7,708,877
Wacker Chemie AG	4,379	332,479
Wirecard AG (c)	36,909	4,453,761
Zalando SE (b)(e)	30,345	1,538,932
		394,558,465
HONG KONG — 2.6%
AIA Group, Ltd.	3,347,400	35,141,729
ASM Pacific Technology, Ltd.	84,200	1,168,154
Bank of East Asia, Ltd.	370,555	827,493
Cathay Pacific Airways, Ltd. (c)	260,000	384,404
China Regenerative Medicine International, Ltd.	3,500	93
China Youzan, Ltd. (b)(c)	2,504,000	159,075
CK Asset Holdings, Ltd.	874,348	6,312,030
CK Hutchison Holdings, Ltd.	627,348	5,982,181
CK Infrastructure Holdings, Ltd.	26,000	185,028
CLP Holdings, Ltd.	450,500	4,735,228
Security Description	Shares	Value
Dah Sing Banking Group, Ltd.	714,925	$956,072
Dah Sing Financial Holdings, Ltd.	357,685	1,409,293
Dairy Farm International Holdings, Ltd.	87,900	501,909
Esprit Holdings, Ltd. (b)(c)	942,819	189,972
Fortune Real Estate Investment Trust	374,000	436,313
Galaxy Entertainment Group, Ltd.	852,000	6,276,444
GTI Holdings, Ltd. (b)	1,614,000	21,750
Hang Lung Group, Ltd.	868,000	2,145,548
Hang Lung Properties, Ltd.	819,000	1,797,390
Hang Seng Bank, Ltd.	180,000	3,719,295
Henderson Land Development Co., Ltd.	215,869	1,059,702
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	462,000	455,371
HKBN, Ltd.	248,500	416,516
HKT Trust & HKT, Ltd.	851,900	1,200,475
Hong Kong & China Gas Co., Ltd.	2,908,141	5,680,575
Hong Kong Exchanges & Clearing, Ltd.	358,824	11,651,027
Hongkong Land Holdings, Ltd.	621,400	3,573,050
Hutchison China MediTech, Ltd. ADR (b)	16,398	411,098
Hysan Development Co., Ltd.	26,841	105,238
Jardine Matheson Holdings, Ltd.	87,105	4,843,038
Jardine Strategic Holdings, Ltd.	82,500	2,528,625
Kerry Properties, Ltd.	158,000	501,874
Landing International Development, Ltd. (b)	132,000	14,908
Li & Fung, Ltd. (c)	1,834,000	200,069
Link REIT	771,851	8,172,400
Melco International Development, Ltd.	34,000	95,562
Melco Resorts & Entertainment, Ltd. ADR	40,069	968,468
MTR Corp., Ltd.	423,689	2,504,027
New World Development Co., Ltd.	1,728,516	2,369,228
Noble Group, Ltd. (b)(c)(f)	60,740	1,829
NWS Holdings, Ltd.	383,000	536,764
Pacific Basin Shipping, Ltd.	7,020,000	1,477,553
PCCW, Ltd.	921,000	544,907
Power Assets Holdings, Ltd.	102,500	749,827
Sands China, Ltd.	701,200	3,748,169
Shangri-La Asia, Ltd.	60,000	62,681
Sino Land Co., Ltd.	1,905,287	2,768,019
SJM Holdings, Ltd.	57,000	64,887
Summit Ascent Holdings, Ltd. (b)	1,960,000	274,186
Sun Hung Kai Properties, Ltd.	523,509	8,015,430
Swire Pacific, Ltd. Class A	25,500	236,941
Swire Pacific, Ltd. Class B	237,500	355,406

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Swire Properties, Ltd.	340,200	$1,128,644
Techtronic Industries Co., Ltd.	426,500	3,478,538
Tou Rong Chang Fu Group, Ltd. (b)(f)	3,424,000	25,927
Vitasoy International Holdings, Ltd. (c)	230,000	833,889
VTech Holdings, Ltd.	80,200	792,551
Wharf Holdings, Ltd.	825,000	2,098,552
Wharf Real Estate Investment Co., Ltd.	133,000	811,642
Wheelock & Co., Ltd.	34,000	226,687
Yue Yuen Industrial Holdings, Ltd.	34,000	100,362
		147,434,043
IRELAND — 0.6%
AerCap Holdings NV (b)	22,304	1,371,027
Amarin Corp. PLC ADR (b)(c)	77,972	1,671,720
Bank of Ireland Group PLC	248,283	1,360,601
C&C Group PLC	112,597	606,347
CRH PLC	224,248	8,978,790
Flutter Entertainment PLC (c)	23,287	2,832,231
Glanbia PLC	33,814	389,430
Greencore Group PLC	116,936	415,007
Irish Bank Resolution Corp., Ltd. (b)(f)	5,635	—
James Hardie Industries PLC	115,006	2,253,108
Kerry Group PLC Class A	41,805	5,213,489
Kingspan Group PLC	39,135	2,391,935
Ryanair Holdings PLC ADR (b)	33,836	2,964,372
Smurfit Kappa Group PLC	52,672	2,025,598
UDG Healthcare PLC	67,165	717,154
		33,190,809
ISRAEL — 0.6%
Bank Hapoalim BM	289,898	2,404,626
Bank Leumi Le-Israel BM	367,456	2,674,535
Bezeq The Israeli Telecommunication Corp., Ltd. (b)	582,777	468,213
Check Point Software Technologies, Ltd. (b)(c)	39,538	4,387,136
CyberArk Software, Ltd. (b)	16,657	1,941,873
Israel Chemicals, Ltd.	120,473	566,788
Israel Discount Bank, Ltd. Class A	313,676	1,453,953
Nice, Ltd. (b)	16,963	2,630,395
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	44,297	2,547,013
Reit 1, Ltd.	414,506	2,476,955
Shufersal, Ltd.	637,271	4,055,361
Strauss Group, Ltd.	96,934	2,972,007
Teva Pharmaceutical Industries, Ltd. ADR (b)(c)	294,599	2,887,070
Wix.com, Ltd. (b)	11,448	1,401,006
		32,866,931
Security Description	Shares	Value
ITALY — 1.9%
A2A SpA	401,359	$753,278
Amplifon SpA	22,379	644,088
Anima Holding SpA (e)	74,752	386,150
Assicurazioni Generali SpA	130,422	2,693,003
Atlantia SpA	111,850	2,610,217
Autogrill SpA	33,379	349,576
Azimut Holding SpA	28,914	690,663
Banca Generali SpA	19,620	637,799
Banca IFIS SpA	52,856	830,632
Banca Mediolanum SpA	67,477	670,703
Banca Monte dei Paschi di Siena SpA (b)(c)	4,477	7,026
Banca Popolare di Sondrio SCPA	195,649	462,950
Banco BPM SpA (b)(c)	275,540	627,247
Biesse SpA	2,726	45,440
BPER Banca	145,727	733,322
Brembo SpA (c)	121,198	1,504,654
Buzzi Unicem SpA	30,939	779,666
Cairo Communication SpA	139,203	424,233
Cerved Group SpA	51,844	506,004
Credito Valtellinese SpA (b)(c)	2,518,182	201,258
Davide Campari-Milano SpA	131,043	1,197,359
DiaSorin SpA	6,366	824,629
Enav SpA (e)	66,774	398,754
Enel SpA	1,513,573	12,015,221
Eni SpA	688,062	10,693,948
ERG SpA	14,570	314,340
Esprinet SpA	109,672	637,693
Falck Renewables SpA	32,071	171,359
Ferrari NV	29,111	4,832,941
FinecoBank Banca Fineco SpA	105,481	1,265,721
Hera SpA	198,074	867,118
IMA Industria Macchine Automatiche SpA	8,204	590,296
Immobiliare Grande Distribuzione SIIQ SpA REIT	144,289	1,004,179
Infrastrutture Wireless Italiane SpA (e)	62,954	616,913
Interpump Group SpA	53,972	1,710,879
Intesa Sanpaolo SpA	3,966,985	10,457,726
Iren SpA	816,323	2,530,882
Italgas SpA	88,551	541,125
Leonardo SpA	212,341	2,490,785
Mediaset SpA (b)(c)	197,337	589,218
Mediobanca Banca di Credito Finanziario SpA	114,597	1,262,425
Moncler SpA	43,578	1,960,075
Nexi SpA (b)(e)	65,855	915,157
Pirelli & C SpA (e)	107,054	617,664
Poste Italiane SpA (e)	122,317	1,389,484
PRADA SpA (c)	91,200	376,889
Prysmian SpA	55,714	1,343,962
Recordati SpA	42,711	1,801,221
Reply SpA	37,356	2,912,184

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Saipem SpA (b)	269,677	$1,318,615
Salvatore Ferragamo SpA	18,621	391,914
Snam SpA	589,722	3,101,957
Societa Cattolica di Assicurazioni SC	137,188	1,119,532
Societa Iniziative Autostradali e Servizi SpA	17,896	300,118
Telecom Italia SpA (b)(d)	3,945,143	2,463,973
Telecom Italia SpA (b)(d)	1,663,946	1,019,434
Terna Rete Elettrica Nazionale SpA	386,640	2,584,055
UniCredit SpA	537,518	7,855,795
Unione di Banche Italiane SpA (c)	280,475	916,794
Unipol Gruppo Finanziario SpA	99,329	569,971
UnipolSai Assicurazioni SpA	155,896	453,232
Zignago Vetro SpA	107,511	1,532,649
		105,516,095
JAPAN — 23.5%
3-D Matrix, Ltd. (b)	96,100	422,690
Acom Co., Ltd.	172,800	790,261
Activia Properties, Inc. REIT	169	845,972
ADEKA Corp.	22,400	341,333
Advance Residence Investment Corp. REIT	175	553,945
Advanced Media, Inc. (b)	6,800	78,152
Advantest Corp.	172,800	9,794,783
Aeon Co., Ltd.	356,620	7,401,485
AEON Financial Service Co., Ltd.	3,500	55,620
Aeon Mall Co., Ltd.	22,100	394,109
AEON REIT Investment Corp.	58	79,361
AGC, Inc.	82,800	2,994,286
Ain Holdings, Inc.	6,000	382,609
Air Water, Inc.	82,800	1,219,048
Aisin Seiki Co., Ltd.	83,500	3,127,168
Ajinomoto Co., Inc.	173,400	2,895,983
Akita Bank, Ltd.	16,555	337,879
Alconix Corp.	7,800	103,282
Alfresa Holdings Corp.	84,600	1,734,426
Alps Alpine Co., Ltd.	83,600	1,917,011
Amada Holdings Co., Ltd.	90,800	1,044,398
Amano Corp.	23,000	705,820
ANA Holdings, Inc.	29,500	988,627
Anritsu Corp. (c)	34,000	678,279
Aomori Bank, Ltd.	1,010	27,203
Aoyama Trading Co., Ltd.	2,100	29,700
Aozora Bank, Ltd.	14,200	377,752
Asahi Group Holdings, Ltd. (c)	183,036	8,392,624
Asahi Intecc Co., Ltd.	51,100	1,504,670
Asahi Kasei Corp.	353,950	4,019,087
Asics Corp. (c)	84,000	1,403,671
Astellas Pharma, Inc.	803,100	13,819,158
Atom Corp. (c)	270,500	2,526,409
Awa Bank, Ltd.	2,310	52,056
Azbil Corp.	33,200	942,461
Security Description	Shares	Value
Bandai Namco Holdings, Inc.	85,000	$5,186,427
Bank of Iwate, Ltd.	85,555	2,269,658
Bank of Kyoto, Ltd.	10,700	462,756
Bank of Okinawa, Ltd.	89,100	3,017,143
BayCurrent Consulting, Inc.	3,100	159,172
Benesse Holdings, Inc.	4,100	108,428
Bic Camera, Inc.	51,100	585,881
Bridgestone Corp. (c)	145,465	5,447,827
Brightpath Biotherapeutics Co., Ltd. (b)(c)	77,800	224,075
Brother Industries, Ltd.	83,800	1,751,183
Calbee, Inc.	15,800	516,853
Can Do Co., Ltd.	5,300	80,225
Canon, Inc. (c)	346,416	9,519,865
Capcom Co., Ltd.	17,600	490,711
Casio Computer Co., Ltd.	182,300	3,675,356
Central Japan Railway Co.	67,400	13,644,352
Chiba Bank, Ltd.	161,950	943,311
Chubu Electric Power Co., Inc.	176,165	2,498,812
Chugai Pharmaceutical Co., Ltd.	91,280	8,466,551
Chugoku Bank, Ltd.	82,800	849,524
Chugoku Electric Power Co., Inc. (c)	83,300	1,096,103
Citizen Watch Co., Ltd.	85,700	470,788
Coca-Cola Bottlers Japan Holdings, Inc. (c)	82,400	2,116,203
COLOPL, Inc. (c)	2,000	21,348
Colowide Co., Ltd. (c)	2,400	49,932
Comforia Residential REIT, Inc.	127	402,006
COMSYS Holdings Corp.	32,900	949,082
Concordia Financial Group, Ltd.	354,100	1,472,769
COOKPAD, Inc. (b)	83,500	273,531
Cosmo Energy Holdings Co., Ltd.	8,700	201,339
Cosmos Pharmaceutical Corp.	3,000	622,774
Credit Saison Co., Ltd.	176,200	3,082,183
Creek & River Co., Ltd.	9,600	99,644
CyberAgent, Inc.	13,900	487,955
Dai Nippon Printing Co., Ltd.	79,300	2,159,908
Daicel Corp.	86,700	836,883
Daido Steel Co., Ltd.	8,500	375,822
Daifuku Co., Ltd.	10,600	649,607
Dai-ichi Life Holdings, Inc.	351,900	5,882,000
Daiichi Sankyo Co., Ltd.	186,665	12,415,133
Daiichikosho Co., Ltd.	15,000	790,890
Daikin Industries, Ltd.	93,010	13,222,954
Daishi Hokuetsu Financial Group, Inc.	1,517	42,575
Daito Trust Construction Co., Ltd.	14,155	1,755,780
Daiwa House Industry Co., Ltd.	179,800	5,608,668
Daiwa House REIT Investment Corp.	716	1,868,485
Daiwa Securities Group, Inc.	814,050	4,142,348
DeNA Co., Ltd.	83,400	1,346,832
Denka Co., Ltd.	7,000	210,628
Denso Corp.	148,110	6,768,017

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Dentsu, Inc. (c)	84,600	$2,938,716
DIC Corp. (c)	5,300	148,015
Disco Corp.	7,100	1,692,109
DMG Mori Co., Ltd. (c)	27,200	422,986
Dowa Holdings Co., Ltd.	4,400	164,987
East Japan Railway Co.	95,600	8,671,956
Ebara Corp.	3,800	116,264
Eisai Co., Ltd.	89,251	6,737,660
Electric Power Development Co., Ltd.	76,800	1,870,620
euglena Co., Ltd. (b)	5,000	36,025
Ezaki Glico Co., Ltd.	2,700	120,870
F@N Communications, Inc. (c)	5,200	23,063
FamilyMart Co., Ltd.	77,400	1,869,565
Fancl Corp. (c)	16,900	452,844
FANUC Corp.	69,255	12,955,640
Fast Retailing Co., Ltd.	15,800	9,450,196
Feed One Co., Ltd.	1,339,900	2,305,602
FFRI, Inc. (b)(c)	7,500	187,509
Financial Products Group Co., Ltd.	87,800	850,733
FINDEX, Inc.	69,500	865,912
Fixstars Corp.	7,700	110,815
Focus Systems Corp.	13,300	116,631
Foster Electric Co., Ltd.	90,800	1,610,045
FP Corp.	5,800	346,372
Frontier Real Estate Investment Corp. REIT	20	84,012
Fuji Electric Co., Ltd.	38,300	1,178,868
Fuji Oil Holdings, Inc.	20,000	540,327
Fuji Seal International, Inc.	17,500	390,177
FUJIFILM Holdings Corp.	178,310	8,581,194
Fujitsu, Ltd.	84,351	7,971,334
Fukuoka Financial Group, Inc.	179,234	3,471,705
Fukuoka REIT Corp.	10	17,023
Fukuyama Transporting Co., Ltd.	9,000	330,435
Furukawa Electric Co., Ltd.	86,055	2,233,035
Gakujo Co., Ltd.	17,400	367,614
Glory, Ltd.	15,000	456,867
GLP J-REIT	905	1,123,391
GMO internet, Inc.	3,500	66,828
GMO Payment Gateway, Inc. (c)	7,400	509,335
Goldwin, Inc. (c)	7,600	560,865
GS Yuasa Corp.	3,400	73,991
Gumi, Inc. (b)	15,300	113,193
GungHo Online Entertainment, Inc. (b)(c)	8,100	172,621
Gunma Bank, Ltd.	94,600	336,007
Gurunavi, Inc.	5,200	46,509
Hachijuni Bank, Ltd.	170,700	750,813
Hakuhodo DY Holdings, Inc.	87,200	1,418,630
Hamamatsu Photonics KK	83,600	3,457,851
Hankyu Hanshin Holdings, Inc.	88,300	3,802,567
Hankyu Hanshin REIT, Inc.	917	1,445,430
Harmonic Drive Systems, Inc. (c)	10,200	494,631
Security Description	Shares	Value
Haseko Corp.	87,600	$1,185,734
Heiwa Real Estate REIT, Inc.	2,657	3,320,180
Hikari Tsushin, Inc.	5,000	1,262,020
Hino Motors, Ltd.	84,300	901,372
Hirose Electric Co., Ltd.	8,240	1,063,788
Hiroshima Bank, Ltd.	15,500	76,448
Hisamitsu Pharmaceutical Co., Inc.	10,100	497,216
Hitachi Chemical Co., Ltd.	25,100	1,056,660
Hitachi Construction Machinery Co., Ltd.	13,700	414,120
Hitachi High-Technologies Corp.	16,300	1,160,911
Hitachi Metals, Ltd.	86,300	1,280,901
Hitachi, Ltd.	318,195	13,544,698
Hokkoku Bank, Ltd.	16,555	529,364
Hokuhoku Financial Group, Inc.	28,600	303,172
Hokuriku Electric Power Co. (b)	85,200	624,055
Honda Motor Co., Ltd.	463,275	13,210,851
Horiba, Ltd.	4,900	330,499
Hoshizaki Corp.	7,200	645,300
House Foods Group, Inc.	12,000	411,870
Hoya Corp.	91,406	8,789,443
Hulic Co., Ltd.	89,800	1,087,433
Hulic Reit, Inc.	507	919,994
Hyakugo Bank, Ltd.	83,150	266,264
Ibiden Co., Ltd.	89,600	2,147,762
IBJ, Inc. (c)	17,100	195,429
Ichigo Office REIT Investment	3,561	3,696,166
Idemitsu Kosan Co., Ltd.	61,994	1,728,473
IHI Corp.	30,800	729,507
Iida Group Holdings Co., Ltd.	69,200	1,221,944
Industrial & Infrastructure Fund Investment Corp. REIT	160	243,957
Infomart Corp. (c)	349,600	3,168,677
Infoteria Corp.	11,900	67,781
Inpex Corp.	270,900	2,833,014
Intage Holdings, Inc.	171,600	1,474,805
Invesco Office J-Reit, Inc.	2,404	497,280
Invincible Investment Corp. REIT (c)	1,555	885,710
Iriso Electronics Co., Ltd. (c)	4,400	195,960
Isetan Mitsukoshi Holdings, Ltd.	92,100	833,921
Isuzu Motors, Ltd.	360,300	4,306,691
Ito En, Ltd.	8,200	413,490
ITOCHU Corp.	430,850	10,048,211
Itochu Techno-Solutions Corp.	23,600	667,771
Iwatani Corp. (c)	2,800	95,717
Iyo Bank, Ltd.	88,500	504,900
Izumi Co., Ltd.	6,100	220,874
J Front Retailing Co., Ltd.	83,200	1,171,346
Jafco Co., Ltd.	2,100	83,092
Japan Airlines Co., Ltd.	14,000	437,617
Japan Airport Terminal Co., Ltd.	18,600	1,042,319
Japan Excellent, Inc. REIT	834	1,349,135
Japan Exchange Group, Inc.	177,600	3,154,065

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Japan Hotel REIT Investment Corp.	906	$676,947
Japan Logistics Fund, Inc. REIT	37	94,343
Japan Post Bank Co., Ltd.	92,000	888,889
Japan Post Holdings Co., Ltd.	255,900	2,415,950
Japan Post Insurance Co., Ltd.	14,300	245,011
Japan Prime Realty Investment Corp. REIT	120	526,156
Japan Real Estate Investment Corp. REIT	151	1,000,414
Japan Retail Fund Investment Corp. REIT	876	1,880,569
Japan Tissue Engineering Co., Ltd. (b)(c)	2,200	19,637
Japan Tobacco, Inc. (c)	274,400	6,141,965
JFE Holdings, Inc.	178,310	2,315,118
JGC Holdings Corp.	84,500	1,364,596
JSR Corp.	173,700	3,215,867
JTEKT Corp.	85,500	1,023,561
JXTG Holdings, Inc.	974,300	4,463,805
Kagome Co., Ltd. (c)	11,700	281,855
Kajima Corp.	84,637	1,135,503
Kakaku.com, Inc.	86,900	2,233,372
Kaken Pharmaceutical Co., Ltd.	2,000	111,157
Kamigumi Co., Ltd.	18,400	406,180
Kaneka Corp.	7,600	246,165
Kansai Electric Power Co., Inc.	352,400	4,100,389
Kansai Paint Co., Ltd.	87,000	2,143,078
Kao Corp.	173,500	14,408,443
Kawasaki Heavy Industries, Ltd.	40,200	890,744
KDDI Corp.	483,100	14,460,771
Keihan Holdings Co., Ltd.	22,700	1,107,062
Keikyu Corp.	88,600	1,720,230
Keio Corp.	14,700	894,106
Keisei Electric Railway Co., Ltd.	84,700	3,304,605
Kenedix Office Investment Corp. REIT	42	323,865
Kenedix Residential Next Investment Corp. REIT	223	419,837
Kenedix, Inc.	88,500	463,368
Kewpie Corp.	5,500	124,145
Keyence Corp.	49,800	17,637,930
Kikkoman Corp.	24,800	1,225,452
Kintetsu Group Holdings Co., Ltd.	24,410	1,329,719
Kirin Holdings Co., Ltd.	261,600	5,753,154
Kiyo Bank, Ltd.	181,600	2,773,922
KNT-CT Holdings Co., Ltd. (b)	15,000	204,003
Kobayashi Pharmaceutical Co., Ltd.	14,300	1,219,793
Kobe Steel, Ltd.	90,799	492,115
Koito Manufacturing Co., Ltd.	16,700	783,713
Kokuyo Co., Ltd.	51,900	780,351
Komatsu, Ltd.	352,520	8,570,120
Konami Holdings Corp.	26,100	1,077,143
Konica Minolta, Inc.	273,975	1,797,508
Kose Corp.	3,600	530,021
Security Description	Shares	Value
K's Holdings Corp.	83,200	$1,095,553
Kubota Corp.	371,450	5,899,450
Kuraray Co., Ltd.	90,400	1,107,176
Kurita Water Industries, Ltd.	89,910	2,692,957
Kyocera Corp.	90,200	6,208,383
Kyoritsu Maintenance Co., Ltd.	1,200	57,198
Kyowa Exeo Corp.	12,400	315,719
Kyowa Kirin Co., Ltd.	84,700	2,005,366
Kyudenko Corp.	8,200	244,095
Kyushu Electric Power Co., Inc.	92,900	807,826
Kyushu Financial Group, Inc.	84,500	367,003
Kyushu Railway Co.	18,500	621,348
LaSalle Logiport REIT	298	442,304
Lasertec Corp.	31,600	1,616,710
Lawson, Inc.	12,900	734,769
Leopalace21 Corp. (b)(c)	1,600	5,227
Like Co., Ltd.	6,200	89,170
LINE Corp. (b)	22,000	1,083,046
Lion Corp.	68,500	1,339,429
LIXIL Group Corp.	84,800	1,474,002
M3, Inc.	167,400	5,090,932
Mabuchi Motor Co., Ltd.	3,500	133,655
Maeda Corp.	35,900	353,136
Makita Corp.	86,000	3,015,045
Mani, Inc.	21,000	604,831
Marubeni Corp.	894,050	6,668,663
Maruha Nichiro Corp.	10,200	262,333
Marui Group Co., Ltd.	85,100	2,089,227
Maruichi Steel Tube, Ltd.	10,200	289,082
Matsumotokiyoshi Holdings Co., Ltd.	22,600	880,709
Matsuya Co., Ltd. (c)	176,200	1,421,922
Mazda Motor Corp.	178,800	1,543,266
McDonald's Holdings Co. Japan, Ltd.	5,600	270,016
MCUBS MidCity Investment Corp. REIT	4,325	4,696,112
Mebuki Financial Group, Inc.	260,600	671,433
Medipal Holdings Corp.	180,599	4,009,987
MEIJI Holdings Co., Ltd.	29,100	1,976,149
Meiko Network Japan Co., Ltd. (c)	176,100	1,673,902
Metaps, Inc. (b)(c)	4,100	32,747
Milbon Co., Ltd.	1,200	68,461
MINEBEA MITSUMI, Inc.	92,100	1,929,714
MISUMI Group, Inc.	87,000	2,179,103
Mitsubishi Chemical Holdings Corp.	441,300	3,319,648
Mitsubishi Corp.	533,138	14,226,825
Mitsubishi Electric Corp.	797,350	10,994,516
Mitsubishi Estate Co., Ltd.	357,425	6,872,229
Mitsubishi Gas Chemical Co., Inc.	84,700	1,304,696
Mitsubishi Heavy Industries, Ltd.	51,410	2,009,567
Mitsubishi Logistics Corp.	4,500	117,888
Mitsubishi Materials Corp.	17,100	468,431

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Mitsubishi Motors Corp.	267,300	$1,126,509
Mitsubishi Tanabe Pharma Corp.	85,700	1,583,488
Mitsubishi UFJ Financial Group, Inc.	3,690,024	20,141,912
Mitsubishi UFJ Lease & Finance Co., Ltd.	172,000	1,117,387
Mitsui & Co., Ltd.	625,426	11,199,255
Mitsui Chemicals, Inc.	27,110	668,551
Mitsui Fudosan Co., Ltd.	270,300	6,645,885
Mitsui Mining & Smelting Co., Ltd.	3,200	86,099
Mitsui OSK Lines, Ltd.	14,255	396,792
Miura Co., Ltd.	16,300	569,956
Mixi, Inc.	2,100	40,000
Mizuho Financial Group, Inc.	6,986,100	10,819,053
Mochida Pharmaceutical Co., Ltd.	12,000	486,957
MonotaRO Co., Ltd.	17,800	478,761
Mori Hills REIT Investment Corp.	52	86,368
Mori Trust Sogo Reit, Inc.	237	424,823
Morinaga & Co., Ltd.	2,600	125,365
Morinaga Milk Industry Co., Ltd.	12,000	491,373
Morpho, Inc. (b)(c)	5,800	170,518
MS&AD Insurance Group Holdings, Inc.	178,599	5,934,401
Murata Manufacturing Co., Ltd.	206,600	12,824,694
Musashino Bank, Ltd.	89,155	1,546,420
Nabtesco Corp. (c)	15,000	450,656
Nachi-Fujikoshi Corp.	1,500	66,460
Nagase & Co., Ltd.	56,200	842,935
Nagoya Railroad Co., Ltd.	71,000	2,214,769
Nankai Electric Railway Co., Ltd.	29,100	794,208
Nanto Bank, Ltd.	88,955	2,278,001
NEC Corp.	33,800	1,405,806
NET One Systems Co., Ltd.	18,600	478,714
Nexon Co., Ltd. (b)	163,000	2,174,833
NGK Insulators, Ltd.	88,500	1,550,531
NGK Spark Plug Co., Ltd.	70,100	1,376,521
NH Foods, Ltd.	13,000	539,498
NHK Spring Co., Ltd.	85,300	780,985
Nichirei Corp.	82,200	1,928,778
Nidec Corp.	88,300	12,191,778
Nifco, Inc.	5,000	138,026
Nihon Kohden Corp.	21,800	607,812
Nihon M&A Center, Inc.	32,700	1,132,878
Nihon Unisys, Ltd.	19,300	608,259
Nikkon Holdings Co., Ltd.	14,700	371,440
Nikon Corp.	178,000	2,201,353
Nintendo Co., Ltd.	29,900	12,097,566
Nippon Accommodations Fund, Inc. REIT	119	751,176
Nippon Building Fund, Inc. REIT	284	2,077,571
Security Description	Shares	Value
Nippon Electric Glass Co., Ltd. (c)	4,000	$89,846
Nippon Express Co., Ltd.	11,000	649,827
Nippon Paint Holdings Co., Ltd. (c)	84,700	4,395,749
Nippon Paper Industries Co., Ltd.	4,200	71,420
Nippon Prologis REIT, Inc.	826	2,100,818
NIPPON REIT Investment Corp.	97	426,648
Nippon Shinyaku Co., Ltd.	8,600	749,409
Nippon Steel Corp.	260,200	3,960,164
Nippon Suisan Kaisha, Ltd.	539,700	3,237,952
Nippon Telegraph & Telephone Corp.	357,800	9,077,107
Nippon Television Holdings, Inc.	2,000	26,906
Nippon Yusen KK	16,555	301,776
Nipro Corp.	61,900	749,009
Nishi-Nippon Railroad Co., Ltd.	16,000	371,014
Nissan Chemical Corp.	24,900	1,052,823
Nissan Motor Co., Ltd.	703,341	4,116,818
Nissei ASB Machine Co., Ltd.	4,300	188,539
Nisshin Seifun Group, Inc.	86,200	1,511,821
Nissin Foods Holdings Co., Ltd.	10,400	777,069
Nitori Holdings Co., Ltd.	14,600	2,314,102
Nitto Denko Corp.	84,400	4,799,558
NOF Corp.	11,300	379,526
NOK Corp.	5,700	86,070
Nomura Holdings, Inc.	1,072,885	5,562,120
Nomura Real Estate Holdings, Inc.	6,000	144,651
Nomura Real Estate Master Fund, Inc. REIT	925	1,579,756
Nomura Research Institute, Ltd.	57,600	1,239,188
NSK, Ltd.	92,800	888,933
NTN Corp.	160,100	508,254
NTT Data Corp.	356,400	4,811,031
NTT DOCOMO, Inc.	299,400	8,369,700
Obayashi Corp.	180,150	2,017,415
Obic Co., Ltd.	8,000	1,086,542
Odakyu Electric Railway Co., Ltd.	91,199	2,140,774
Ogaki Kyoritsu Bank, Ltd.	16,555	363,624
Oji Holdings Corp.	194,800	1,066,538
Oki Electric Industry Co., Ltd.	3,600	50,319
Olympus Corp.	360,000	5,595,031
Omron Corp.	84,300	4,980,041
OncoTherapy Science, Inc. (b)(c)	159,100	124,440
Ono Pharmaceutical Co., Ltd.	173,300	3,989,847
Oracle Corp. Japan	8,500	778,238
Oriental Land Co., Ltd.	87,000	11,912,215
ORIX Corp.	356,500	5,940,847
Orix JREIT, Inc.	811	1,755,954
Osaka Gas Co., Ltd.	100,300	1,929,858
Otsuka Corp. (c)	28,300	1,139,291

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Otsuka Holdings Co., Ltd. (c)	174,100	$7,822,685
PALTAC Corp.	12,000	578,606
Pan Pacific International Holdings Corp.	120,700	2,011,389
Panasonic Corp.	640,650	6,069,006
Park24 Co., Ltd.	5,100	125,253
Penta-Ocean Construction Co., Ltd.	78,300	487,776
PeptiDream, Inc. (b)	25,100	1,293,398
Persol Holdings Co., Ltd.	76,200	1,438,106
Pigeon Corp. (c)	85,100	3,144,021
Pilot Corp.	15,200	618,210
Pola Orbis Holdings, Inc. (c)	4,800	115,456
Premier Investment Corp. REIT	285	402,816
Rakuten, Inc. (c)	180,400	1,552,096
Raysum Co., Ltd.	3,300	32,613
Recruit Holdings Co., Ltd.	440,900	16,629,851
Relo Group, Inc.	10,000	280,653
Renesas Electronics Corp. (b)	85,500	590,062
Rengo Co., Ltd.	97,700	749,775
ReproCELL, Inc. (b)	179,600	348,706
Resona Holdings, Inc.	620,600	2,735,380
Ricoh Co., Ltd.	176,600	1,937,034
Ringer Hut Co., Ltd. (c)	900	20,870
Rinnai Corp.	5,100	401,242
Riso Kyoiku Co., Ltd.	284,118	1,009,152
Rock Field Co., Ltd. (c)	175,400	2,469,400
Rohm Co., Ltd.	12,300	993,734
Rohto Pharmaceutical Co., Ltd.	28,501	870,700
Ryohin Keikaku Co., Ltd.	52,700	1,239,487
San-In Godo Bank, Ltd.	83,250	513,251
Sankyo Co., Ltd.	10,000	333,563
Sankyu, Inc.	7,300	369,450
Sanrio Co., Ltd. (c)	3,900	77,121
Santen Pharmaceutical Co., Ltd.	92,900	1,783,201
Sanwa Holdings Corp.	83,500	944,297
Sapporo Holdings, Ltd. (c)	17,300	410,552
Sawai Pharmaceutical Co., Ltd.	1,600	101,882
SBI Holdings, Inc.	84,100	1,791,502
SCREEN Holdings Co., Ltd.	2,800	192,979
SCSK Corp.	13,100	683,478
Secom Co., Ltd.	89,348	8,038,237
Sega Sammy Holdings, Inc.	71,400	1,040,039
Seibu Holdings, Inc.	85,000	1,403,957
Seiko Epson Corp.	93,200	1,419,333
Seino Holdings Co., Ltd.	84,200	1,144,361
Sekisui Chemical Co., Ltd.	92,000	1,611,852
Sekisui House Reit, Inc.	1,640	1,379,305
Sekisui House, Ltd.	178,000	3,822,066
Seria Co., Ltd.	3,800	103,851
Seven & i Holdings Co., Ltd.	267,328	9,846,920
Seven Bank, Ltd.	181,500	597,902
SG Holdings Co., Ltd.	73,500	1,663,768
Sharp Corp.	14,200	220,170
Shiga Bank, Ltd.	2,310	59,241
Shikoku Bank, Ltd.	1,820	17,484
Security Description	Shares	Value
Shikoku Electric Power Co., Inc.	84,300	$836,213
Shimadzu Corp.	90,000	2,848,861
Shimamura Co., Ltd.	1,400	107,182
Shimano, Inc.	14,200	2,321,914
Shimizu Corp.	176,713	1,814,692
Shin-Etsu Chemical Co., Ltd.	98,517	10,932,735
Shinsei Bank, Ltd. (c)	51,200	789,142
Shionogi & Co., Ltd.	88,900	5,535,646
Ship Healthcare Holdings, Inc.	9,600	446,101
Shiseido Co., Ltd. (c)	97,700	6,996,102
Shizuoka Bank, Ltd.	166,400	1,252,498
SHO-BOND Holdings Co., Ltd. (c)	17,600	735,256
Shochiku Co., Ltd.	3,400	515,592
Showa Denko KK (c)	61,800	1,648,569
Skylark Holdings Co., Ltd. (c)	78,000	1,532,367
SMC Corp.	13,500	6,247,205
SMS Co., Ltd.	107,900	3,003,428
Softbank Corp.	110,300	1,481,324
SoftBank Group Corp.	474,972	20,786,444
Sohgo Security Services Co., Ltd.	12,200	664,587
Sojitz Corp.	352,200	1,140,781
Sompo Holdings, Inc.	179,000	7,082,586
Sony Corp.	354,620	24,150,381
Sony Financial Holdings, Inc.	81,500	1,970,849
Sotetsu Holdings, Inc.	11,800	321,942
Square Enix Holdings Co., Ltd.	11,100	554,617
Stanley Electric Co., Ltd.	76,373	2,234,793
Starts Proceed Investment Corp. REIT	51	94,890
Subaru Corp.	178,500	4,456,957
Sugi Holdings Co., Ltd.	8,100	429,317
SUMCO Corp. (c)	82,200	1,381,157
Sumitomo Chemical Co., Ltd.	891,550	4,085,502
Sumitomo Corp.	451,275	6,743,691
Sumitomo Dainippon Pharma Co., Ltd.	70,500	1,381,781
Sumitomo Electric Industries, Ltd.	271,520	4,127,454
Sumitomo Forestry Co., Ltd.	81,200	1,206,699
Sumitomo Heavy Industries, Ltd.	14,800	426,262
Sumitomo Metal Mining Co., Ltd.	36,200	1,180,518
Sumitomo Mitsui Financial Group, Inc.	359,000	13,339,241
Sumitomo Mitsui Trust Holdings, Inc.	174,255	6,954,165
Sumitomo Osaka Cement Co., Ltd.	8,800	386,657
Sumitomo Realty & Development Co., Ltd.	107,400	3,767,277
Sumitomo Rubber Industries, Ltd.	84,800	1,043,272
Sun Corp.	3,000	47,205
Sun Frontier Fudousan Co., Ltd.	3,100	37,340

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Sundrug Co., Ltd.	3,900	$141,932
Suntory Beverage & Food, Ltd. (c)	11,100	464,224
Suruga Bank, Ltd. (b)(c)	83,900	384,469
Suzuken Co., Ltd.	11,800	484,813
Suzuki Motor Corp.	102,600	4,311,702
Sysmex Corp.	74,900	5,133,932
T&D Holdings, Inc.	267,700	3,436,315
Tadano, Ltd.	5,200	47,897
Taiheiyo Cement Corp.	17,700	523,630
Taisei Corp.	75,087	3,140,284
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	470,145
Taiyo Nippon Sanso Corp.	83,500	1,865,544
Taiyo Yuden Co., Ltd. (c)	94,400	2,914,304
Takara Holdings, Inc.	66,600	615,901
Takashimaya Co., Ltd.	10,500	118,647
Takeda Pharmaceutical Co., Ltd.	384,415	15,323,541
Takeuchi Manufacturing Co., Ltd.	91,600	1,387,381
TDK Corp.	16,955	1,933,034
Teijin, Ltd.	179,110	3,370,416
Terumo Corp.	179,000	6,399,034
THK Co., Ltd. (c)	14,200	387,813
TIS, Inc.	20,300	1,201,095
Tobu Railway Co., Ltd.	75,900	2,762,222
Toda Corp.	71,600	478,322
Toho Bank, Ltd.	12,101	30,399
Toho Co., Ltd.	83,400	3,487,950
Toho Gas Co., Ltd.	29,600	1,214,778
Toho Holdings Co., Ltd.	13,500	301,491
Tohoku Electric Power Co., Inc.	176,000	1,752,307
Tokai Carbon Co., Ltd. (c)	84,100	847,384
Tokio Marine Holdings, Inc.	215,865	12,154,386
Tokuyama Corp.	9,100	239,736
Tokyo Base Co., Ltd. (b)	17,000	95,422
Tokyo Century Corp.	6,500	349,896
Tokyo Dome Corp.	183,400	1,832,734
Tokyo Electric Power Co. Holdings, Inc. (b)	356,975	1,533,999
Tokyo Electron, Ltd.	73,755	16,237,298
Tokyo Gas Co., Ltd.	83,195	2,029,828
Tokyo Tatemono Co., Ltd.	83,300	1,309,958
Tokyu Corp.	106,175	1,972,554
Tokyu Fudosan Holdings Corp.	93,500	649,574
Tokyu REIT, Inc.	379	718,069
Toppan Printing Co., Ltd.	72,900	1,516,696
Toray Industries, Inc.	873,550	5,957,101
Toshiba Corp.	169,051	5,763,367
Tosoh Corp.	80,200	1,250,876
TOTO, Ltd.	68,400	2,920,414
Toyo Seikan Group Holdings, Ltd.	82,200	1,429,565
Toyo Suisan Kaisha, Ltd.	12,300	524,030
Toyo Tire Corp. (c)	83,300	1,207,246
Toyoda Gosei Co., Ltd.	16,000	404,141
Security Description	Shares	Value
Toyota Industries Corp.	84,000	$4,892,754
Toyota Motor Corp.	628,988	44,647,006
Toyota Tsusho Corp.	83,400	2,962,264
Trend Micro, Inc. (c)	20,000	1,030,596
Tsumura & Co.	3,500	103,382
Tsuruha Holdings, Inc.	4,200	541,836
Ube Industries, Ltd.	5,200	113,833
Ulvac, Inc.	2,600	103,952
Unicharm Corp.	91,800	3,125,466
United Urban Investment Corp. REIT	876	1,641,165
Ushio, Inc.	30,600	457,275
USS Co., Ltd.	84,810	1,612,307
Wacoal Holdings Corp.	25,300	683,746
Warabeya Nichiyo Holdings Co., Ltd.	89,400	1,433,855
Welcia Holdings Co., Ltd.	6,500	415,689
West Japan Railway Co.	83,300	7,236,580
Workman Co., Ltd.	5,600	525,089
Yakult Honsha Co., Ltd.	81,800	4,538,799
Yamada Denki Co., Ltd.	450,080	2,393,800
Yamagata Bank, Ltd.	1,634	24,343
Yamaguchi Financial Group, Inc.	12,000	82,153
Yamaha Corp.	85,000	4,755,464
Yamaha Motor Co., Ltd. (c)	86,100	1,745,372
Yamanashi Chuo Bank, Ltd.	1,510	16,257
Yamato Holdings Co., Ltd.	90,000	1,546,170
Yamazaki Baking Co., Ltd.	84,200	1,510,060
Yaskawa Electric Corp.	84,900	3,257,723
Yokogawa Electric Corp.	84,600	1,501,665
Yokohama Rubber Co., Ltd.	6,300	123,536
Z Holdings Corp.	274,500	1,164,431
Zenrin Co., Ltd.	2,100	35,169
Zensho Holdings Co., Ltd.	20,500	465,742
Zeon Corp.	72,000	905,010
ZOZO, Inc.	33,800	649,097
		1,329,545,025
JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	38,275	1,009,533
LUXEMBOURG — 0.1%
APERAM SA	12,450	398,431
ArcelorMittal SA	143,374	2,517,380
Eurofins Scientific SE (c)	2,661	1,476,161
Millicom International Cellular SA SDR	16,433	787,502
SES SA	92,455	1,297,259
Tenaris SA	102,899	1,160,816
		7,637,549
MACAU — 0.0% (a)
MGM China Holdings, Ltd. (c)	21,600	35,262
Wynn Macau, Ltd.	342,400	843,718
		878,980

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MALTA — 0.0% (a)
Catena Media PLC (b)	57,348	$242,109
Kindred Group PLC	61,800	378,681
		620,790
MEXICO — 0.0% (a)
Fresnillo PLC (c)	54,630	463,320
NETHERLANDS — 3.9%
Aalberts NV	25,707	1,154,532
ABN AMRO Bank NV (e)	111,056	2,021,990
Adyen NV (b)(e)	5,622	4,613,116
Aegon NV	736,949	3,364,324
Akzo Nobel NV	91,149	9,273,805
Altice Europe NV (b)	86,093	555,483
Argenx SE (b)	9,189	1,481,183
ASML Holding NV	117,965	34,918,008
ASR Nederland NV	40,122	1,502,432
Euronext NV (e)	18,625	1,518,861
EXOR NV	26,666	2,067,742
Fugro NV (b)	36,499	408,800
Heineken Holding NV	25,911	2,512,951
Heineken NV	59,959	6,388,491
IMCD NV	14,063	1,228,128
ING Groep NV	1,135,005	13,616,967
Koninklijke Ahold Delhaize NV	411,348	10,294,447
Koninklijke DSM NV	65,591	8,547,963
Koninklijke KPN NV	1,258,838	3,717,721
Koninklijke Philips NV	251,522	12,287,146
NN Group NV	94,192	3,575,805
NXP Semiconductors NV	91,044	11,586,259
OCI NV (b)	10,719	225,601
Pharming Group NV (b)(c)	121,497	213,776
PostNL NV	270,635	611,221
Prosus NV (b)	116,907	8,730,602
Randstad NV	17,738	1,083,949
Royal Dutch Shell PLC Class A	1,131,576	33,503,904
Royal Dutch Shell PLC Class B	1,006,536	29,861,701
SBM Offshore NV	114,597	2,134,056
Signify NV (e)	40,136	1,255,167
uniQure NV (b)(c)	14,564	1,043,656
Wolters Kluwer NV	83,309	6,080,300
		221,380,087
NEW ZEALAND — 0.4%
a2 Milk Co., Ltd. (b)(c)	447,949	4,539,176
Air New Zealand, Ltd.	344,570	681,120
Auckland International Airport, Ltd.	160,416	946,966
Contact Energy, Ltd.	191,745	922,342
Fisher & Paykel Healthcare Corp., Ltd.	187,394	2,806,643
Fletcher Building, Ltd.	118,576	407,186
Goodman Property Trust REIT	637,777	955,213
Infratil, Ltd.	309,333	1,051,805
Kiwi Property Group, Ltd.	741,764	780,673
Meridian Energy, Ltd.	336,023	1,133,490
Ryman Healthcare, Ltd.	111,028	1,223,199
Security Description	Shares	Value
Spark New Zealand, Ltd.	491,566	$1,435,980
Vital Healthcare Property Trust REIT	602,096	1,145,496
Xero, Ltd. (b)	28,517	1,603,682
		19,632,971
NORWAY — 0.6%
Aker BP ASA	28,737	941,843
Aker Solutions ASA (b)	38,255	107,617
DNB ASA	330,106	6,160,867
DNO ASA	218,943	288,276
Equinor ASA	320,231	6,395,655
Gjensidige Forsikring ASA	50,583	1,060,612
Mowi ASA	94,518	2,454,566
Nordic Nanovector ASA (b)(c)	25,893	93,526
Norsk Hydro ASA	553,693	2,056,666
Orkla ASA	401,088	4,060,495
Schibsted ASA Class A	18,785	567,144
Schibsted ASA Class B	18,625	533,699
Storebrand ASA	306,924	2,410,740
Telenor ASA	228,597	4,095,979
TGS Nopec Geophysical Co. ASA	31,137	946,445
Yara International ASA	68,875	2,862,444
		35,036,574
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	2,298,866	523,320
EDP - Energias de Portugal SA	943,140	4,090,717
Galp Energia SGPS SA	114,932	1,922,266
Jeronimo Martins SGPS SA	66,237	1,090,357
Mota-Engil SGPS SA (c)	148,821	312,386
NOS SGPS SA	352,651	1,900,083
Pharol SGPS SA (b)(c)	407,937	45,608
		9,884,737
SINGAPORE — 1.2%
AIMS AMP Capital Industrial REIT	806,831	858,044
Ascendas Real Estate Investment Trust	623,853	1,377,937
Ascott Residence Trust Unit	905,626	714,920
Cache Logistics Trust REIT	1,070,029	568,974
CapitaLand Commercial Trust REIT	730,200	1,080,651
CapitaLand Mall Trust REIT	624,200	1,141,957
CapitaLand, Ltd.	1,783,000	4,972,484
City Developments, Ltd.	172,600	1,405,548
ComfortDelGro Corp., Ltd.	540,500	956,673
COSCO Shipping International Singapore Co., Ltd. (b)	2,589,700	635,556
DBS Group Holdings, Ltd.	528,292	10,167,848
Genting Singapore, Ltd.	3,629,164	2,483,048
IGG, Inc. (c)	52,000	38,374
Jardine Cycle & Carriage, Ltd.	3,333	74,609
Keppel REIT	263,309	242,816
Keppel Corp., Ltd. (c)	899,175	4,527,137

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Lippo Malls Indonesia Retail Trust REIT	5,376,100	$899,582
Mapletree Commercial Trust REIT	540,400	960,515
Mapletree Logistics Trust REIT	620,300	802,679
Oversea-Chinese Banking Corp., Ltd.	1,137,556	9,288,934
SATS, Ltd.	177,800	669,072
Sembcorp Industries, Ltd.	263,600	448,923
Singapore Airlines, Ltd.	273,956	1,841,790
Singapore Exchange, Ltd.	261,700	1,724,361
Singapore Press Holdings, Ltd. (c)	444,000	719,830
Singapore Technologies Engineering, Ltd.	185,200	542,660
Singapore Telecommunications, Ltd.	2,138,400	5,359,319
Soilbuild Business Space REIT	1,789,184	691,909
Suntec Real Estate Investment Trust	602,600	824,589
United Overseas Bank, Ltd.	351,908	6,911,754
UOL Group, Ltd.	177,154	1,096,137
Venture Corp., Ltd.	75,500	909,605
Wilmar International, Ltd.	889,000	2,723,891
		67,662,126
SOUTH AFRICA — 0.2%
Anglo American PLC	428,179	12,325,917
Investec PLC	155,373	912,035
		13,237,952
SOUTH KOREA — 4.3%
Advanced Process Systems Corp. (b)	9,498	275,959
Alteogen, Inc. (b)(c)	7,304	422,532
Amorepacific Corp. (b)	8,161	1,411,388
AMOREPACIFIC Group (b)	7,725	552,430
Anterogen Co., Ltd. (b)	1,687	62,581
Asiana Airlines, Inc. (b)	194,648	908,902
BGF retail Co., Ltd. (b)	2,418	354,404
BNK Financial Group, Inc.	82,596	547,093
Celltrion Healthcare Co., Ltd. (b)	12,403	568,428
Celltrion, Inc. (b)(c)	30,325	4,746,271
Cheil Worldwide, Inc.	19,264	400,622
CJ CGV Co., Ltd.	30,944	924,480
CJ CheilJedang Corp. (b)	3,330	727,074
CJ ENM Co., Ltd.	4,143	571,769
CMG Pharmaceutical Co., Ltd. (b)	50,811	186,732
CORESTEM, Inc. (b)	14,385	112,572
CUROCOM Co., Ltd. (b)	35,987	56,947
Dae Han Flour Mills Co., Ltd.	11,224	1,431,571
Daelim Industrial Co., Ltd.	7,248	567,205
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	658	15,846
DB Insurance Co., Ltd.	17,450	789,169
Deutsch Motors, Inc. (b)	33,536	222,713
Security Description	Shares	Value
Digitech Systems Co., Ltd. (b)(f)	19,094	$—
DIO Corp. (b)	6,839	248,379
Dongwon F&B Co., Ltd.	6,078	1,187,797
Dongwon Industries Co., Ltd.	6,918	1,265,214
E-MART, Inc. (b)	4,333	477,718
Fila Korea, Ltd.	13,107	600,693
GS Engineering & Construction Corp.	22,770	611,361
GS Holdings Corp.	18,412	821,531
GS Home Shopping, Inc.	6,049	777,276
GY Commerce Co., Ltd. (b)(f)	32,705	31,816
Hana Financial Group, Inc.	67,546	2,155,257
Hana Tour Service, Inc.	20,821	920,017
Hancom, Inc.	45,023	389,321
Hankook Shell Oil Co., Ltd.	2,575	719,205
Hankook Tire & Technology Co., Ltd.	10,409	301,978
Hanmi Pharm Co., Ltd. (b)	1,878	481,497
Hanmi Science Co., Ltd.	10,327	342,462
Hanon Systems (c)	68,911	664,411
Hanssem Co., Ltd.	12,099	650,748
Hanwha Aerospace Co., Ltd. (b)	16,849	510,664
Hanwha Chemical Corp. (b)	28,088	457,831
Harim Co., Ltd. (b)	239,351	584,692
HDC Hyundai Engineering Plastics Co., Ltd.	296,294	1,283,612
Helixmith Co., Ltd. (b)	2,068	165,769
HLB, Inc. (b)(c)	4,552	452,268
Hotel Shilla Co., Ltd.	24,937	1,957,957
HS Industries Co., Ltd.	39,536	406,830
Huons Co., Ltd.	16,776	783,349
Huons Global Co., Ltd.	10,942	332,579
Hyundai Construction Equipment Co., Ltd.	886	22,908
Hyundai Electric & Energy System Co., Ltd. (b)	1,231	12,295
Hyundai Elevator Co., Ltd. (c)	15,703	927,420
Hyundai Engineering & Construction Co., Ltd. (b)	18,683	683,377
Hyundai Glovis Co., Ltd.	3,299	407,935
Hyundai Heavy Industries Holdings Co., Ltd. (b)	4,370	1,277,236
Hyundai Marine & Fire Insurance Co., Ltd.	28,668	668,081
Hyundai Mobis Co., Ltd.	17,968	3,977,524
Hyundai Motor Co.	39,965	4,164,281
Hyundai Motor Co. Preference Shares (d)	6,551	449,781
Hyundai Motor Co. Preference Shares (d)	8,870	549,941
Hyundai Steel Co.	22,266	605,530
Industrial Bank of Korea	69,637	710,551
Inscobee, Inc. (b)	19,165	50,711
Jeil Pharmaceutical Co., Ltd. (b)	2,345	73,405
Jenax, Inc. (b)	95,440	302,054
Kakao Corp. (b)	10,367	1,376,051

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Kangstem Biotech Co., Ltd. (b)	9,712	$68,361
Kangwon Land, Inc. (b)	22,227	568,913
KB Financial Group, Inc. (c)	152,372	6,278,288
KCC Corp.	823	166,173
Kia Motors Corp.	57,749	2,212,184
Kiwi Media Group Co., Ltd. (b)	164,731	21,367
KIWOOM Securities Co., Ltd. (b)	45,801	3,148,584
KMW Co., Ltd. (b)(c)	10,053	444,211
Koh Young Technology, Inc. (b)	37,399	3,411,816
Korea Aerospace Industries, Ltd. (b)	12,571	370,135
Korea Electric Power Corp. ADR (c)	207,003	2,448,845
Korea Investment Holdings Co., Ltd. (b)	14,924	934,323
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	6,913	756,189
Korea Zinc Co., Ltd. (b)	3,533	1,298,392
Korean Air Lines Co., Ltd. (b)	23,039	567,782
KT&G Corp.	32,886	2,667,393
LG Chem, Ltd.	11,396	3,128,739
LG Chem, Ltd. Preference Shares (b)	5,169	773,260
LG Corp. (b)	34,429	2,197,121
LG Display Co., Ltd. ADR (b)(c)	268,781	1,865,340
LG Display Co., Ltd. (b)	56,973	800,563
LG Electronics, Inc.	32,705	2,039,025
LG Household & Health Care, Ltd. (b)	2,626	2,863,406
LG Innotek Co., Ltd.	6,812	824,662
LG Uplus Corp. (b)	60,281	740,188
Lotte Chemical Corp. (b)	3,519	681,617
Lotte Corp.	20,570	692,811
Lotte Food Co., Ltd. (b)	1,767	631,044
Lotte Shopping Co., Ltd. (b)	3,473	406,928
Medifron DBT Co., Ltd. (b)(c)	34,879	141,754
Medy-Tox, Inc.	3,863	1,005,125
Meritz Securities Co., Ltd.	142,101	465,703
Mirae Asset Daewoo Co., Ltd. (b)(c)	101,740	664,220
Modetour Network, Inc. (b)	108,908	1,713,974
Muhak Co., Ltd. (b)	62,994	462,466
NAVER Corp.	42,280	6,818,470
NCSoft Corp. (b)	4,343	2,031,703
Netmarble Corp. (b)(c)(e)	16,603	1,326,575
Nexon GT Co., Ltd. (b)	46,514	279,539
NH Investment & Securities Co., Ltd. (b)	38,099	418,399
NHN Entertainment Corp. (b)	1,648	95,193
OCI Co., Ltd. (b)	3,346	181,123
Orientbio, Inc. (b)	50,509	13,234
Orion Corp/Republic of Korea (b)	4,262	388,811
Orion Holdings Corp. (b)	816	12,560
Ottogi Corp. (b)	1,793	858,941
Security Description	Shares	Value
Pharmicell Co., Ltd. (b)	11,634	$85,410
POSCO ADR	104,230	5,276,123
Prostemics Co., Ltd. (b)	26,650	80,426
S-1 Corp.	9,545	773,372
Sajo Industries Co., Ltd.	39,851	1,285,349
Samsung Biologics Co., Ltd. (b)(c)(e)	3,515	1,316,092
Samsung C&T Corp.	24,352	2,284,744
Samsung Electro-Mechanics Co., Ltd. (c)	14,714	1,590,428
Samsung Electronics Co., Ltd. GDR (c)	56,725	67,672,925
Samsung Electronics Co., Ltd. Preference Shares	195,878	7,689,793
Samsung Engineering Co., Ltd. (b)	33,432	555,056
Samsung Fire & Marine Insurance Co., Ltd. (b)	7,010	1,476,013
Samsung Heavy Industries Co., Ltd. (b)	97,913	615,528
Samsung Life Insurance Co., Ltd.	21,464	1,382,739
Samsung SDI Co., Ltd.	15,685	3,200,882
Samsung SDS Co., Ltd.	9,618	1,617,624
Samsung Securities Co., Ltd. (b)	25,718	858,416
Shinhan Financial Group Co., Ltd. (b)	123,764	4,639,344
Shinsegae Food Co., Ltd.	15,294	929,714
Shinsegae, Inc.	2,616	653,746
SillaJen, Inc. (b)(c)	19,234	241,995
SK Bioland Co., Ltd. (b)(c)	70,937	1,291,214
SK Holdings Co., Ltd.	8,792	1,991,875
SK Hynix, Inc.	150,884	12,277,387
SK Innovation Co., Ltd. (c)	31,823	4,127,675
SK Telecom Co., Ltd. ADR	162,138	3,747,009
S-Oil Corp.	10,483	863,876
SundayToz Corp. (b)(c)	6,392	113,862
Wonpung Mulsan Co., Ltd. (b)	52,277	153,018
Woongjin Coway Co., Ltd.	10,049	808,995
Woori Financial Group, Inc.	129,517	1,299,146
Youlchon Chemical Co., Ltd.	57,633	697,706
Yuhan Corp.	2,465	504,105
Yungjin Pharmaceutical Co., Ltd. (b)	23,108	132,480
		243,817,518
SPAIN — 2.3%
Abertis Infraestructuras SA (b)(c)	1,675	12,165
Acciona SA	7,140	751,774
Acerinox SA	39,169	441,650
ACS Actividades de Construccion y Servicios SA	60,540	2,422,636
Aena SME SA (e)	20,402	3,904,660
Almirall SA	15,344	252,154
Amadeus IT Group SA	123,618	10,101,811
Applus Services SA	34,654	443,450

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Atresmedia Corp. de Medios de Comunicacion SA (c)	62,899	$245,843
Banco Bilbao Vizcaya Argentaria SA	1,874,079	10,482,502
Banco de Sabadell SA	1,342,289	1,566,987
Banco Santander SA	4,395,292	18,402,750
Bankia SA	206,286	440,535
Bankinter SA	226,727	1,662,400
Bolsas y Mercados Espanoles SHMSF SA	17,096	659,761
CaixaBank SA	964,569	3,029,474
Cellnex Telecom SA (e)	67,052	2,887,950
Cia de Distribucion Integral Logista Holdings SA	10,716	241,777
CIE Automotive SA	14,953	353,822
Ebro Foods SA	28,463	616,310
Enagas SA	62,722	1,601,019
Endesa SA	85,245	2,276,405
Faes Farma SA	80,459	451,576
Ferrovial SA	128,996	3,905,209
Gestamp Automocion SA (e)	46,462	223,530
Grifols SA	113,229	3,994,737
Grifols SA ADR	69,862	1,627,086
Iberdrola SA	1,460,143	15,046,110
Indra Sistemas SA (b)(c)	138,144	1,578,578
Industria de Diseno Textil SA	306,833	10,832,005
Inmobiliaria Colonial Socimi SA REIT	80,746	1,029,640
Let's GOWEX SA (b)(c)(f)	4,019	—
Mapfre SA	265,744	703,982
Masmovil Ibercom SA (b)	19,133	436,838
Mediaset Espana Comunicacion SA	55,531	352,808
Melia Hotels International SA	29,654	261,633
Merlin Properties Socimi SA REIT	86,990	1,248,895
Naturgy Energy Group SA	99,345	2,497,930
Pharma Mar SA (b)(c)	291,669	1,168,812
Prosegur Cia de Seguridad SA	73,076	301,862
Red Electrica Corp. SA	119,773	2,409,929
Repsol SA	426,541	6,669,573
Sacyr SA	155,697	454,401
Siemens Gamesa Renewable Energy SA	61,781	1,084,274
Telefonica SA	1,273,359	8,900,530
Viscofan SA	11,581	612,284
Zardoya Otis SA	48,107	379,351
		128,969,408
SWEDEN — 2.5%
Alfa Laval AB	230,184	5,800,675
Arjo AB Class B	20,438	98,380
Assa Abloy AB Class B	273,698	6,403,113
Atlas Copco AB Class A	176,491	7,043,765
Atlas Copco AB Class B	108,135	3,756,577
Beijer Ref AB	18,899	554,793
Bilia AB Class A	83,242	945,260
Security Description	Shares	Value
BillerudKorsnas AB (c)	49,008	$579,287
Boliden AB	73,515	1,951,541
Bravida Holding AB (e)	54,028	524,925
Castellum AB	73,561	1,728,804
Dometic Group AB (e)	79,917	805,227
Electrolux AB Class B	133,558	3,280,079
Elekta AB Class B (c)	71,907	947,514
Epiroc AB Class A	176,491	2,155,928
Epiroc AB Class B	108,135	1,282,804
Essity AB Class B	163,899	5,284,099
Fabege AB	75,465	1,255,190
Fastighets AB Balder Class B (b)	25,950	1,200,884
Getinge AB Class B	27,679	514,488
Hennes & Mauritz AB Class B	281,716	5,732,398
Hexagon AB Class B	71,677	4,019,894
Hexpol AB	86,213	845,456
Holmen AB Class B	26,704	813,582
Husqvarna AB Class B	113,708	911,263
ICA Gruppen AB	21,339	996,620
Industrivarden AB Class A	53,738	1,331,818
Industrivarden AB Class C	45,304	1,093,272
Indutrade AB	24,026	860,322
Intrum AB	19,646	586,376
Investment AB Latour Class B	33,295	543,473
Investor AB Class B	107,975	5,896,435
JM AB (c)	22,357	662,515
Karo Pharma AB (b)(c)	356,771	1,544,310
Kinnevik AB Class B	88,912	2,175,060
KNOW IT AB	105,726	2,354,850
Kungsleden AB	48,000	504,559
L E Lundbergforetagen AB Class B	19,662	863,267
Loomis AB Class B	19,556	810,146
Lundin Petroleum AB	62,811	2,135,737
Modern Times Group MTG AB Class B (b)	4,330	51,644
NetEnt AB	392,425	1,083,659
Nibe Industrier AB Class B	104,142	1,806,705
Nordic Entertainment Group AB Class B	4,285	138,606
Pandox AB	20,335	460,527
Saab AB Class B (c)	27,176	910,991
Sandvik AB	425,019	8,292,843
Securitas AB Class B	88,472	1,525,876
Skandinaviska Enskilda Banken AB Class A	479,844	4,514,949
Skanska AB Class B	110,476	2,498,413
SKF AB Class B	100,940	2,042,296
SSAB AB Class B	169,218	551,704
Svenska Cellulosa AB SCA Class B	136,285	1,383,079
Svenska Handelsbanken AB Class A	411,010	4,430,156
Swedbank AB Class A	284,414	4,236,868
Swedish Match AB	43,653	2,251,421

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Swedish Orphan Biovitrum AB (b)	60,923	$1,005,507
Tele2 AB Class B	236,462	3,431,598
Telefonaktiebolaget LM Ericsson Class B	952,371	8,297,721
Telia Co. AB	397,260	1,708,111
Tethys Oil AB	85,185	768,035
Thule Group AB (e)	24,617	568,021
Trelleborg AB Class B	67,126	1,208,634
Volvo AB Class A	96,632	1,633,063
Volvo AB Class B	437,425	7,331,654
		142,926,767
SWITZERLAND — 7.8%
ABB, Ltd.	553,214	13,351,176
Adecco Group AG	82,604	5,222,303
Alcon, Inc. (b)	141,986	8,035,145
Aryzta AG (c)	110,513	123,483
Baloise Holding AG	13,444	2,429,597
Barry Callebaut AG	841	1,856,827
Belimo Holding AG	108	813,053
Bucher Industries AG	1,770	621,104
Cembra Money Bank AG	7,442	814,635
Chocoladefabriken Lindt & Spruengli AG (d)	200	1,552,125
Chocoladefabriken Lindt & Spruengli AG (d)	12	1,059,534
Cie Financiere Richemont SA	144,318	11,335,599
Clariant AG	78,863	1,759,117
Coca-Cola HBC AG	48,101	1,634,465
Comet Holding AG	15,080	1,909,235
Credit Suisse Group AG	526,869	7,130,292
DKSH Holding AG	8,499	462,537
Dufry AG	8,880	880,526
EMS-Chemie Holding AG	1,796	1,180,517
Flughafen Zurich AG	5,278	963,105
Galenica AG (e)	13,279	820,724
Geberit AG	10,662	5,980,894
Georg Fischer AG	928	942,040
Givaudan SA	2,650	8,294,676
Glencore PLC (b)	3,252,617	10,141,012
Helvetia Holding AG	8,689	1,227,506
Idorsia, Ltd. (b)(c)	26,831	829,576
IWG PLC	187,979	1,084,505
Julius Baer Group, Ltd.	90,955	4,689,816
Kuehne + Nagel International AG	33,014	5,563,985
LafargeHolcim, Ltd. (d)	167,734	9,301,715
LafargeHolcim, Ltd. (d)	2,794	153,520
Leonteq AG (b)(c)	12,514	424,392
Logitech International SA	46,348	2,193,555
Lonza Group AG	18,700	6,820,716
Meyer Burger Technology AG (b)(c)	34,688	13,433
Mobimo Holding AG	1,755	522,866
Nestle SA	780,069	84,407,115
Novartis AG	697,531	66,198,274
Security Description	Shares	Value
OC Oerlikon Corp. AG	51,412	$603,129
Pargesa Holding SA	9,003	747,964
Partners Group Holding AG (c)	5,276	4,834,948
PSP Swiss Property AG	10,692	1,475,139
Roche Holding AG Bearer Shares	1	318
Roche Holding AG	196,033	63,566,233
Schindler Holding AG (d)	12,420	3,157,747
Schindler Holding AG (d)	6,275	1,537,079
SGS SA	1,725	4,722,440
Sika AG	46,925	8,812,218
Sonova Holding AG	15,223	3,482,103
STMicroelectronics NV	225,624	6,070,710
Straumann Holding AG	2,697	2,647,007
Sulzer AG	20,932	2,334,544
Sunrise Communications Group AG (e)	8,951	702,973
Swatch Group AG (d)	8,178	2,280,229
Swatch Group AG (d)	16,054	848,001
Swiss Life Holding AG	8,889	4,459,417
Swiss Prime Site AG (b)	19,510	2,254,525
Swiss Re AG	96,585	10,841,937
Swisscom AG	7,099	3,757,884
Temenos AG	26,675	4,220,179
u-blox Holding AG	4,515	455,999
UBS Group AG (b)	933,721	11,787,824
VAT Group AG (e)	6,879	1,161,832
Vifor Pharma AG	9,893	1,804,718
Zurich Insurance Group AG	42,605	17,471,416
		438,783,208
THAILAND — 0.0% (a)
Sea, Ltd. ADR (b)(c)	37,115	1,492,765
UNITED ARAB EMIRATES — 0.0% (a)
NMC Health PLC (c)	23,663	553,912
UNITED KINGDOM — 12.7%
3i Group PLC	265,088	3,855,907
Admiral Group PLC	67,545	2,066,100
Afren PLC (b)(c)(f)	55,933	—
Aggreko PLC	60,001	661,804
Ashtead Group PLC	120,923	3,867,055
Associated British Foods PLC	98,409	3,386,945
AstraZeneca PLC	373,829	37,672,164
Auto Trader Group PLC (e)	205,351	1,617,543
AVEVA Group PLC	17,520	1,080,641
Aviva PLC	1,402,049	7,776,789
Avon Rubber PLC	126,528	3,503,217
B&M European Value Retail SA	213,505	1,158,516
Babcock International Group PLC	142,611	1,189,088
BAE Systems PLC	861,678	6,447,240
Balfour Beatty PLC	739,630	2,561,264
Barclays PLC	3,875,748	9,223,436
Barratt Developments PLC	443,459	4,386,071

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Beazley PLC	145,394	$1,070,916
Bellway PLC	27,695	1,396,749
Berkeley Group Holdings PLC	29,347	1,889,056
Big Yellow Group PLC REIT	76,774	1,220,477
BP PLC	5,427,778	33,910,175
British American Tobacco PLC	613,560	26,266,086
British Land Co. PLC REIT	476,149	4,029,415
Britvic PLC	59,268	710,171
BT Group PLC	2,599,124	6,626,078
Bunzl PLC	91,455	2,501,852
Burberry Group PLC	151,107	4,413,949
Cairn Energy PLC	120,477	327,184
Capita PLC (b)	638,788	1,388,671
Capital & Counties Properties PLC	205,747	713,299
Centrica PLC	1,881,922	2,226,318
Cineworld Group PLC (c)	328,659	953,942
Close Brothers Group PLC	41,149	871,104
CNH Industrial NV	274,075	3,011,884
Cobham PLC	479,845	1,044,096
Coca-Cola European Partners PLC	63,616	3,236,782
Compass Group PLC	460,604	11,532,506
Croda International PLC	35,666	2,419,126
Daily Mail & General Trust PLC Class A	33,585	368,837
DCC PLC	23,222	2,013,154
Dechra Pharmaceuticals PLC	35,120	1,349,232
Derwent London PLC REIT	31,121	1,653,225
Diageo PLC	643,854	27,298,538
Dialog Semiconductor PLC (b)	21,401	1,083,660
Direct Line Insurance Group PLC	394,380	1,632,672
Dixons Carphone PLC	279,672	534,255
Drax Group PLC	105,754	439,907
DS Smith PLC	188,602	959,926
easyJet PLC	69,031	1,302,689
Electrocomponents PLC	151,446	1,359,457
Experian PLC	305,100	10,314,710
Fiat Chrysler Automobiles NV	293,892	4,352,616
Firstgroup PLC (b)	952,810	1,582,844
Frasers Group PLC (b)	42,728	259,586
G4S PLC	998,512	2,883,659
GlaxoSmithKline PLC	1,433,030	33,772,670
Grafton Group PLC	59,960	688,676
Great Portland Estates PLC REIT	77,646	884,610
GVC Holdings PLC	150,673	1,764,900
GW Pharmaceuticals PLC ADR (b)(c)	7,933	829,474
Halma PLC	104,315	2,924,129
Hammerson PLC REIT	202,861	829,601
Hansteen Holdings PLC REIT	116,404	179,496
Hargreaves Lansdown PLC	54,118	1,387,257
Hays PLC	380,921	916,400
Hiscox, Ltd.	80,641	1,521,248
HomeServe PLC	110,201	1,845,299
Security Description	Shares	Value
Howden Joinery Group PLC	163,448	$1,456,366
HSBC Holdings PLC	5,436,367	42,627,638
IG Group Holdings PLC	99,577	916,807
IMI PLC	63,615	993,591
Imperial Brands PLC	263,270	6,518,458
Inchcape PLC	114,151	1,067,625
Indivior PLC (b)	221,453	114,414
Informa PLC	327,505	3,718,201
InterContinental Hotels Group PLC	54,378	3,751,702
Intermediate Capital Group PLC	81,327	1,734,582
International Consolidated Airlines Group SA	186,318	1,542,656
International Personal Finance PLC	92,273	196,804
Intertek Group PLC	46,084	3,572,635
Intu Properties PLC REIT (b)	218,058	98,217
ITV PLC	1,000,367	2,001,108
J Sainsbury PLC	673,321	2,050,668
JD Sports Fashion PLC	113,579	1,259,984
John Wood Group PLC	285,760	1,508,565
Johnson Matthey PLC	54,457	2,161,373
Just Eat PLC (b)	141,829	1,568,490
Keller Group PLC	27,579	274,015
Kingfisher PLC	1,069,835	3,075,464
Lancashire Holdings, Ltd.	54,490	553,664
Land Securities Group PLC REIT	337,097	4,421,038
Legal & General Group PLC	1,614,069	6,478,864
Lloyds Banking Group PLC	19,143,496	15,850,225
London Stock Exchange Group PLC	85,079	8,734,906
LondonMetric Property PLC REIT	187,680	588,257
M&G PLC (b)	696,855	2,189,734
Man Group PLC	752,904	1,575,908
Marks & Spencer Group PLC	824,522	2,332,031
Meggitt PLC	172,774	1,503,300
Melrose Industries PLC	1,270,095	4,039,825
Micro Focus International PLC	98,115	1,382,705
Mondi PLC	199,145	4,676,165
National Grid PLC	1,033,305	12,926,254
Next PLC	58,352	5,425,044
Nomad Foods, Ltd. (b)	55,924	1,251,020
Ocado Group PLC (b)	109,151	1,849,407
Pearson PLC	325,676	2,748,270
Pennon Group PLC	113,735	1,544,373
Persimmon PLC	34,497	1,231,613
Petrofac, Ltd.	65,388	331,679
Phoenix Group Holdings PLC	153,363	1,521,726
Provident Financial PLC	30,245	183,147
Prudential PLC	696,855	13,376,576
Quilter PLC (e)	642,883	1,371,598
Reckitt Benckiser Group PLC	195,777	15,895,912
Redrow PLC	56,174	554,403
RELX PLC (d)	343,777	8,678,006
RELX PLC (d)	279,372	7,043,342

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Rentokil Initial PLC	504,916	$3,030,062
Rightmove PLC	278,356	2,336,415
Rio Tinto PLC	322,680	19,248,999
Rio Tinto, Ltd.	107,545	7,590,117
Rolls-Royce Holdings PLC	585,694	5,300,939
Rotork PLC	298,821	1,326,142
Royal Bank of Scotland Group PLC	1,224,543	3,898,181
Royal Mail PLC	124,834	374,241
RSA Insurance Group PLC	372,796	2,793,282
Sage Group PLC	306,265	3,038,879
Schroders PLC	31,140	1,375,366
Segro PLC REIT	262,123	3,115,506
Serco Group PLC (b)	494,304	1,060,169
Severn Trent PLC	65,330	2,176,631
Shaftesbury PLC REIT	76,166	953,514
Signature Aviation PLC	259,027	1,088,460
Smith & Nephew PLC	261,235	6,341,756
Smiths Group PLC	155,775	3,481,345
Spectris PLC	33,635	1,294,855
Spirax-Sarco Engineering PLC	19,634	2,312,303
SSE PLC	411,844	7,848,321
SSP Group PLC	121,075	1,042,562
St James's Place PLC	142,774	2,202,535
Standard Chartered PLC	794,162	7,494,923
Standard Life Aberdeen PLC	1,013,071	4,403,320
Subsea 7 SA	68,895	822,839
TalkTalk Telecom Group PLC	118,885	182,849
Tate & Lyle PLC	248,601	2,503,600
Taylor Wimpey PLC	672,640	1,723,349
Telecom Plus PLC	16,968	337,625
Tesco PLC	2,979,560	10,073,189
TP ICAP PLC	159,669	864,489
Travis Perkins PLC	43,649	926,341
Tritax Big Box REIT PLC	593,609	1,170,139
Tullow Oil PLC	495,083	419,751
Unilever NV	452,527	26,022,859
Unilever PLC	315,974	18,210,618
UNITE Group PLC REIT	71,859	1,199,460
United Utilities Group PLC	193,863	2,422,841
Victrex PLC	25,850	854,065
Virgin Money UK PLC	203,361	498,905
Vodafone Group PLC	7,854,307	15,270,376
Weir Group PLC	31,702	633,948
WH Smith PLC	29,420	1,013,328
Whitbread PLC	51,080	3,279,204
William Hill PLC	392,884	980,832
Wm Morrison Supermarkets PLC	1,076,957	2,850,546
Workspace Group PLC REIT	64,502	1,015,135
WPP PLC	366,490	5,177,942
		715,197,751
UNITED STATES — 0.5%
Argonaut Gold, Inc. (b)	96,090	144,496
Carnival PLC	87,598	4,228,699
Constellium SE (b)	22,273	298,458
Security Description	Shares	Value
Cushman & Wakefield PLC (b)(c)	43,989	$899,135
Ferguson PLC	94,041	8,533,791
Flex, Ltd. (b)	376,549	4,752,048
ICON PLC (b)	16,839	2,900,181
International Game Technology PLC (c)	28,595	428,067
Mellanox Technologies, Ltd. (b)	12,644	1,481,624
QIAGEN NV (b)	63,689	2,177,612
REC Silicon ASA (b)(c)	82,914	25,269
Spotify Technology SA (b)	12,338	1,845,148
Stratasys, Ltd. (b)(c)	12,539	253,601
		27,968,129
ZAMBIA — 0.0% (a)
First Quantum Minerals, Ltd.	183,857	1,867,281
TOTAL COMMON STOCKS (Cost $5,345,929,124)		5,633,923,665

RIGHTS — 0.0% (a)
CANADA — 0.0% (a)
Pan American Silver Corp. (CVR) (expiring 02/22/29) (b)	32,808	12,650
SPAIN — 0.0% (a)
Faes Farma SA, (expiring 12/19/30) (b) (c)	79,480	12,745
Repsol SA, (expiring 1/21/20) (b)	421,327	200,054
		212,799
TOTAL RIGHTS (Cost $225,858)		225,449
WARRANTS — 0.0% (a)
FRANCE — 0.0% (a)
CGG SA (expiring 02/21/23) (b) (Cost: $2)	13	2
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (g) (h)	2,882,271	2,882,559
State Street Navigator Securities Lending Portfolio II (i) (j)	62,607,828	62,607,828
TOTAL SHORT-TERM INVESTMENTS (Cost $65,490,387)		65,490,387
TOTAL INVESTMENTS — 100.8% (Cost $5,411,645,371)		5,699,639,503
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(46,604,092)
NET ASSETS — 100.0%		$5,653,035,411
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(c)	All or a portion of the shares of the security are on loan at December 31, 2019.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $59,572, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,633,830,561	$33,532	$59,572	$5,633,923,665
Rights	200,054	25,395	—	225,449
Warrants	2	—	—	2
Short-Term Investments	65,490,387	—	—	65,490,387
TOTAL INVESTMENTS	$5,699,521,004	$58,927	$59,572	$5,699,639,503
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,670,096	$2,670,363	$96,190,123	$95,977,666	$(247)	$(14)	2,882,271	$2,882,559	$35,063
State Street Navigator Securities Lending Portfolio II	—	—	212,811,966	150,204,138	—	—	62,607,828	62,607,828	175,416
State Street Navigator Securities Lending Portfolio III	108,197,946	108,197,946	86,953,244	195,151,190	—	—	—	—	128,830
Total		$110,868,309	$395,955,333	$441,332,994	$(247)	$(14)		$65,490,387	$339,309
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 6.7%
Abacus Property Group REIT	170,544	$431,582
Accent Group, Ltd.	278,712	365,392
Adelaide Brighton, Ltd.	117,085	284,775
AET&D Holdings No. 1 Pty, Ltd. (a)(b)	110,316	—
Altura Mining, Ltd. (c)	31,575	1,088
AMA Group, Ltd.	415,198	261,218
AP Eagers, Ltd.	57,036	410,557
APN Industria REIT (b)(c)	103,666	212,058
Appen, Ltd.	55,557	877,148
ARB Corp., Ltd.	44,409	585,949
Ardent Leisure Group, Ltd. (b)(c)	130,201	118,982
Arena REIT (b)	195,872	392,412
AUB Group, Ltd.	10,025	84,494
Aurelia Metals, Ltd.	557,704	170,537
Austal, Ltd.	64,546	173,323
Australian Agricultural Co., Ltd. (b)(c)	197,673	152,850
Australian Pharmaceutical Industries, Ltd.	317,346	298,925
Avita Medical, Ltd. (b)(c)	800,572	362,982
Baby Bunting Group, Ltd.	34,033	80,383
Bapcor, Ltd.	108,409	487,719
Bega Cheese, Ltd. (b)	89,843	272,830
Bingo Industries, Ltd. (b)	265,820	530,677
Blackmores, Ltd. (b)	3,625	216,087
Bravura Solutions, Ltd.	92,595	338,466
Breville Group, Ltd.	60,759	745,726
Brickworks, Ltd.	42,264	554,973
Bubs Australia, Ltd. (b)(c)	457,048	314,856
BWP Trust REIT	174,243	480,138
BWX, Ltd. (b)	60,712	190,342
Carnarvon Petroleum, Ltd. (c)	564,222	146,749
Castile Resources Pty, Ltd. (a)(c)	25,421	—
Cedar Woods Properties, Ltd.	64,413	355,441
Charter Hall Long New Share REIT (c)	6,891	26,642
Charter Hall Long Wale REIT	103,388	399,721
Charter Hall Retail REIT	266,473	799,845
Charter Hall Social Infrastructure REIT	160,305	365,104
Clean TeQ Holdings, Ltd. (b)(c)	362,268	52,205
Clinuvel Pharmaceuticals, Ltd. (b)	21,432	428,617
Collins Foods, Ltd.	53,206	333,244
Cooper Energy, Ltd. (c)	945,564	402,134
Corporate Travel Management, Ltd. (b)	25,892	373,116
Costa Group Holdings, Ltd. (b)	195,382	339,239
Credit Corp. Group, Ltd. (b)	28,639	620,864
CSR, Ltd.	263,030	841,281
Dacian Gold, Ltd. (b)(c)	132,726	148,347
Domain Holdings Australia, Ltd.	104,082	270,709
Dubber Corp., Ltd. (b)(c)	74,371	60,382
Eclipx Group, Ltd. (b)(c)	152,495	155,435
Security Description	Shares	Value
Ecofibre, Ltd. (b)(c)	35,650	$66,660
Elders, Ltd.	74,726	339,860
Emeco Holdings, Ltd. (b)(c)	127,153	193,959
EML Payments, Ltd. (c)	234,400	748,063
Estia Health, Ltd.	103,620	177,729
FlexiGroup, Ltd.	120,129	155,378
Freedom Foods Group, Ltd. (b)	38,856	139,301
G8 Education, Ltd. (b)	322,655	430,940
Galaxy Resources, Ltd. (b)(c)	169,529	110,233
GDI Property Group REIT	226,993	235,358
Genworth Mortgage Insurance Australia, Ltd. (b)	92,509	237,357
Gold Road Resources, Ltd. (c)	476,110	448,473
GrainCorp, Ltd. Class A (c)	109,255	582,150
GUD Holdings, Ltd.	47,590	371,333
GWA Group, Ltd. (b)	139,431	325,403
Hansen Technologies, Ltd.	101,462	271,026
Healius, Ltd.	347,473	674,147
Hotel Property Investments REIT	89,846	199,577
HT&E, Ltd. (b)	72,996	86,975
HUB24, Ltd.	30,962	242,895
Imdex, Ltd.	323,526	335,448
IMF Bentham, Ltd. (b)(c)	120,540	378,759
Independence Group NL	246,180	1,079,846
Infigen Energy	183,151	83,685
Infomedia, Ltd.	51,280	75,339
Ingenia Communities Group REIT	68,466	238,716
Inghams Group, Ltd. (b)	88,725	209,561
Integrated Research, Ltd. (b)	148,878	341,171
InvoCare, Ltd. (b)	133,397	1,236,845
ioneer, Ltd. (b)(c)	1,206,687	161,166
IOOF Holdings, Ltd. (b)	130,281	719,827
IPH, Ltd.	108,352	624,562
IRESS, Ltd.	56,352	516,549
iSignthis, Ltd. (c)	218,742	164,528
Jumbo Interactive, Ltd.	13,595	142,489
Jupiter Mines, Ltd.	996,426	196,123
Karoon Energy, Ltd. (b)(c)	659,906	535,783
Kogan.com, Ltd. (b)	63,545	339,037
Link Administration Holdings, Ltd.	194,712	802,075
Liquefied Natural Gas, Ltd. (b)(c)	269,840	36,040
Lovisa Holdings, Ltd. (b)	38,024	330,637
Lynas Corp., Ltd. (c)	375,611	615,203
MACA, Ltd.	327,603	241,803
Mayne Pharma Group, Ltd. (b)(c)	979,383	299,479
McMillan Shakespeare, Ltd.	43,618	401,663
Megaport, Ltd. (c)	23,118	174,534
Mesoblast, Ltd. (b)(c)	215,446	315,011
Metcash, Ltd.	499,398	902,203
Mineral Resources, Ltd. (b)	46,539	539,791
Monadelphous Group, Ltd.	48,970	574,183
Monash IVF Group, Ltd.	333,620	242,726
Mount Gibson Iron, Ltd.	58,859	39,513
Myer Holdings, Ltd. (c)	457,923	154,511
Nanosonics, Ltd. (c)	162,767	726,549

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Navigator Global Investments, Ltd.	64,530	$128,373
nearmap, Ltd. (b)(c)	207,592	370,654
Netwealth Group, Ltd. (b)	46,073	252,943
New Hope Corp., Ltd. (b)	101,818	147,440
New South Resources, Ltd. (c)	328,781	424,099
NEXTDC, Ltd. (b)(c)	198,244	916,960
Nick Scali, Ltd. (b)	43,662	212,697
Nine Entertainment Co. Holdings, Ltd.	803,623	1,011,183
NRW Holdings, Ltd.	206,069	467,886
Nufarm, Ltd. (c)	115,828	471,429
OceanaGold Corp.	346,090	680,570
OFX Group, Ltd.	236,365	231,783
oOh!media, Ltd.	139,035	355,754
Orocobre, Ltd. (c)	101,402	188,893
Pact Group Holdings, Ltd. (b)(c)	54,838	104,852
Paladin Energy, Ltd. (b)(c)	831,875	57,892
Paradigm Biopharmaceuticals, Ltd. (b)(c)	57,296	118,009
Pendal Group, Ltd.	61,264	369,933
Perenti Global, Ltd.	220,484	251,083
Perpetual, Ltd. (b)	27,345	790,416
Perseus Mining, Ltd. (c)	587,551	479,102
Pilbara Minerals, Ltd. (b)(c)	419,970	82,661
Pinnacle Investment Management Group, Ltd. (b)	42,100	137,909
Platinum Asset Management, Ltd. (b)	72,208	229,429
PolyNovo, Ltd. (c)	244,983	339,255
Praemium, Ltd. (b)(c)	119,773	42,939
Premier Investments, Ltd.	33,978	448,080
Pro Medicus, Ltd.	15,548	244,274
Ramelius Resources, Ltd.	197,571	171,520
Regis Healthcare, Ltd. (b)	105,310	182,108
Regis Resources, Ltd.	316,547	965,723
Resolute Mining, Ltd. (c)	324,480	287,398
Rural Funds Group REIT (b)	185,841	250,823
Sandfire Resources NL	113,091	475,394
Saracen Mineral Holdings, Ltd. (b)(c)	579,892	1,349,272
Senex Energy, Ltd. (c)	330,418	80,132
Service Stream, Ltd.	231,994	433,793
Seven West Media, Ltd. (b)(c)	507,649	117,761
SG Fleet Group, Ltd.	79,600	144,923
Shopping Centres Australasia Property Group REIT	363,968	683,123
Sigma Healthcare, Ltd.	174,114	70,988
Silver Lake Resources, Ltd. (b)(c)	287,735	271,033
SmartGroup Corp., Ltd.	48,438	236,304
SolGold PLC (b)(c)	711,551	188,526
Southern Cross Media Group, Ltd.	522,706	304,972
SpeedCast International, Ltd. (b)	131,112	86,635
St Barbara, Ltd.	362,737	693,562
Starpharma Holdings, Ltd. (b)(c)	249,940	212,591
Steadfast Group, Ltd.	400,450	979,607
Super Retail Group, Ltd.	60,485	430,282
Security Description	Shares	Value
Superloop, Ltd. (b)(c)	109,378	$74,581
Tassal Group, Ltd.	138,272	404,345
Technology One, Ltd.	135,220	787,989
Tiger Resources, Ltd. (a)(c)	2,464	—
Virtus Health, Ltd.	17,397	57,233
Vita Group, Ltd.	168	141
Viva Energy REIT	181,401	339,192
Vocus Group, Ltd. (c)	346,437	696,490
Webjet, Ltd. (b)	85,018	778,120
Western Areas, Ltd.	46,278	98,569
Westgold Resources, Ltd. (c)	100,186	161,275
Zip Co., Ltd. (b)(c)	97,610	242,897
		57,141,516
AUSTRIA — 0.3%
AT&S Austria Technologie & Systemtechnik AG	13,028	293,356
FACC AG	11,702	146,330
Palfinger AG	5,615	184,358
Porr AG (b)	8,358	144,856
S IMMO AG	32,295	808,400
S&T AG	24,297	580,377
Schoeller-Bleckmann Oilfield Equipment AG	5,179	292,415
		2,450,092
BELGIUM — 0.9%
AGFA-Gevaert NV (c)	97,042	503,037
Befimmo SA REIT	7,558	458,976
Bekaert SA	23,639	703,171
Biocartis NV (b)(c)(d)	18,819	120,831
Econocom Group SA	51,999	141,953
Euronav NV	102,466	1,262,898
Fagron	15,600	338,487
Intervest Offices & Warehouses NV REIT	12,883	370,206
Ion Beam Applications (b)(c)	11,538	168,886
Kinepolis Group NV	3,637	241,686
Materialise NV ADR (b)(c)	19,491	356,880
Mithra Pharmaceuticals SA (b)(c)	7,738	228,092
Ontex Group NV	25,947	546,103
Recticel SA	31,574	294,521
Retail Estates NV REIT	5,659	532,952
Tessenderlo Group SA (c)	29,163	1,029,530
X-Fab Silicon Foundries SE (c)(d)	47,436	222,040
		7,520,249
BERMUDA — 0.1%
Golar LNG, Ltd.	39,904	567,435
CANADA — 7.3%
Advantage Oil & Gas, Ltd. (b)(c)	72,512	153,775
Aecon Group, Inc.	30,381	410,469
Ag Growth International, Inc. (b)	6,809	243,848
Aimia, Inc. (c)	60,702	169,923
Aleafia Health, Inc. (b)(c)	118,524	54,841
Altius Minerals Corp. (b)	39,101	360,631
Altus Group, Ltd. (b)	20,460	598,929

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Aphria, Inc. (b)(c)	118,424	$619,175
Arbutus Biopharma Corp. (c)	11,276	31,373
ARC Resources, Ltd. (b)	149,952	945,909
Aritzia, Inc. (c)	34,239	502,991
Artis Real Estate Investment Trust	49,369	453,049
Athabasca Oil Corp. (b)(c)	167,240	76,091
Atrium Mortgage Investment Corp.	37,336	417,484
ATS Automation Tooling Systems, Inc. (c)	35,983	594,653
AutoCanada, Inc. (b)	17,729	169,395
Badger Daylighting, Ltd. (b)	16,201	439,023
Ballard Power Systems, Inc. (b)(c)	76,533	547,697
Baytex Energy Corp. (c)	280,893	405,066
Birchcliff Energy, Ltd.	71,670	143,147
Boardwalk Real Estate Investment Trust	13,367	473,450
Bonavista Energy Corp.	136,948	64,421
Bonterra Energy Corp. (b)	352	1,070
Boralex, Inc. Class A	26,767	504,894
Boston Pizza Royalties Income Fund	20,156	209,215
Canaccord Genuity Group, Inc.	58,382	217,905
Canacol Energy, Ltd. (b)	54,818	197,417
Canadian Solar, Inc. (b)(c)	19,599	433,138
Canfor Corp. (c)	22,364	209,369
CanWel Building Materials Group, Ltd. (b)	62,239	257,259
Cardinal Energy, Ltd. (b)	40,984	82,173
Cargojet, Inc.	1,772	141,200
Cascades, Inc.	27,319	236,164
Celestica, Inc. (c)	61,848	513,671
CES Energy Solutions Corp. (b)	96,992	174,275
Chemtrade Logistics Income Fund	23,820	202,610
Chorus Aviation, Inc. (b)	85,289	532,090
Cineplex, Inc. (b)	36,521	953,334
Cogeco, Inc.	4,686	376,145
Colossus Minerals, Inc. (a)	390	—
Cominar Real Estate Investment Trust	58,170	635,194
Computer Modelling Group, Ltd.	2,128	13,489
Continental Gold, Inc. (c)	85,147	351,291
Corus Entertainment, Inc. Class B	84,799	347,893
Crescent Point Energy Corp. (b)	257,444	1,149,490
Crew Energy, Inc. (b)(c)	86,564	38,050
CRH Medical Corp. (b)(c)	68,092	236,294
Crombie Real Estate Investment Trust	19,984	245,649
DIRTT Environmental Solutions (b)(c)	32,599	106,841
Dream Industrial Real Estate Investment Trust	33,840	342,902
Dream Office Real Estate Investment Trust	20,059	481,540
DREAM Unlimited Corp. Class A	51,357	463,371
Dundee Precious Metals, Inc. (c)	58,529	251,854
ECN Capital Corp. (b)	130,166	480,814
Security Description	Shares	Value
Eldorado Gold Corp. (c)	82,957	$667,239
Endeavour Silver Corp. (b)(c)	44,678	107,840
Enerflex, Ltd.	44,615	420,776
Enerplus Corp. (b)	90,348	644,472
Enghouse Systems, Ltd.	24,645	915,671
Ensign Energy Services, Inc. (b)	59,955	131,769
Equitable Group, Inc. (b)	6,974	588,091
ERO Copper Corp. (b)(c)	15,568	283,447
Exchange Income Corp. (b)	13,693	471,903
Extendicare, Inc. (b)	49,047	319,226
Fiera Capital Corp. (b)	32,793	296,130
Firm Capital Mortgage Investment Corp.	33,277	377,742
Fortuna Silver Mines, Inc. (b)(c)	82,006	334,538
Freehold Royalties, Ltd. (b)	20,091	112,947
GASFRAC Energy Services, Inc. (a)(c)	21,904	—
goeasy, Ltd. (b)	6,790	364,175
Golden Star Resources, Ltd. (b)(c)	55,021	209,630
Gran Tierra Energy, Inc. (b)(c)	120,382	156,889
Great Basin Gold, Ltd. (a)(c)	266,255	—
Great Canadian Gaming Corp. (b)(c)	18,324	608,186
Green Organic Dutchman Holdings, Ltd. (b)(c)	123,445	71,397
HEXO Corp. (b)(c)	98,583	157,368
Home Capital Group, Inc. (b)(c)	34,438	875,324
Horizon North Logistics, Inc. (b)	14,922	14,154
Hudbay Minerals, Inc. (b)	171,375	711,006
Hudson's Bay Co. (b)	27,200	207,238
IAMGOLD Corp. (b)(c)	284,674	1,064,715
Innergex Renewable Energy, Inc. (b)	61,692	802,103
Interfor Corp. (b)(c)	29,894	338,188
International Petroleum Corp. (b)(c)	42,282	188,260
InterRent Real Estate Investment Trust	8,704	104,978
Intertape Polymer Group, Inc.	37,937	486,226
Jamieson Wellness, Inc. (b)	17,586	349,211
Just Energy Group, Inc. (b)	47,588	80,001
Kelt Exploration, Ltd. (b)(c)	24,931	93,629
Killam Apartment Real Estate Investment Trust	21,955	320,669
Kinaxis, Inc. (c)	12,775	985,352
Knight Therapeutics, Inc. (c)	76,490	447,113
Labrador Iron Ore Royalty Corp.	40,451	768,000
Largo Resources, Ltd. (c)	69,460	53,029
Laurentian Bank of Canada (b)	28,154	964,629
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
Linamar Corp.	15,000	568,305
Lithium Americas Corp. (b)(c)	31,564	101,258
MAG Silver Corp. (b)(c)	54,848	648,828
Martinrea International, Inc. (b)	72,934	804,847
Medical Facilities Corp. (b)	17,600	65,147
MediPharm Labs Corp. (b)(c)	43,548	129,628

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MEG Energy Corp. (c)	153,757	$876,240
Morguard North American Residential Real Estate Investment Trust	21,726	309,785
Morneau Shepell, Inc. (b)	36,606	953,859
MTY Food Group, Inc.	10,406	445,289
Mullen Group, Ltd.	62,982	450,236
Nemaska Lithium, Inc. (b)(c)	337,936	42,999
Neptune Wellness Solutions, Inc. (b)(c)	58,057	160,281
New Gold, Inc. (b)(c)	361,125	320,257
NexGen Energy, Ltd. (c)	160,628	206,862
NFI Group, Inc. (b)	19,112	392,778
Norbord, Inc.	14,780	395,843
North West Co., Inc. (b)	30,837	649,913
Northview Apartment Real Estate Investment Trust	16,228	370,926
NorthWest Healthcare Properties Real Estate Investment Trust	22,892	210,605
NuVista Energy, Ltd. (b)(c)	146,930	361,447
Obsidian Energy, Ltd. (b)(c)	70,179	50,331
Optiva, Inc. (c)	2	80
Osisko Gold Royalties, Ltd. (b)	76,006	739,692
Osisko Mining, Inc. (c)	95,138	297,134
Painted Pony Energy, Ltd. (b)(c)	87,671	51,382
Paramount Resources, Ltd. Class A (b)(c)	33,596	195,345
Park Lawn Corp. (b)	13,576	306,644
Pason Systems, Inc.	41,878	423,382
Patriot One Technologies, Inc. (b)(c)	56,356	56,063
Peyto Exploration & Development Corp. (b)	5,394	15,807
Points International, Ltd. (c)	21,675	330,977
Polaris Infrastructure, Inc.	28,831	272,358
Poseidon Concepts Corp. (a)(c)	43,064	—
Precision Drilling Corp. (b)(c)	151,309	211,197
Real Matters, Inc. (c)	17,144	162,880
Recipe Unlimited Corp.	879	13,204
Richelieu Hardware, Ltd. (b)	5,124	107,202
Rogers Sugar, Inc. (b)	66,912	253,871
Russel Metals, Inc.	35,205	601,885
Sandstorm Gold, Ltd. (b)(c)	112,809	842,968
Savaria Corp. (b)	24,856	267,392
Seabridge Gold, Inc. (b)(c)	14,115	195,493
Secure Energy Services, Inc. (b)	113,982	444,765
SEMAFO, Inc. (c)	149,247	310,751
Seven Generations Energy, Ltd. Class A (c)	129,656	846,876
ShawCor, Ltd.	34,663	334,935
Sienna Senior Living, Inc. (b)	40,087	564,479
Sierra Wireless, Inc. (b)(c)	18,145	173,369
Silvercorp Metals, Inc.	38,128	215,522
Slate Office REIT	38,081	171,794
Sleep Country Canada Holdings, Inc. (b)(d)	17,779	277,088
Security Description	Shares	Value
Southern Pacific Resource Corp. (a)(c)	281,142	$—
Sprott, Inc. (b)	135,427	311,218
SSR Mining, Inc. (c)	70,653	1,361,572
Summit Industrial Income REIT	41,958	390,217
SunOpta, Inc. (b)(c)	33,409	83,523
Superior Plus Corp. (b)	90,440	875,980
Supreme Cannabis Co. Inc (b)(c)	126,404	61,411
Surge Energy, Inc. (b)	91,590	80,519
Tamarack Valley Energy, Ltd. (c)	178,694	275,603
Teranga Gold Corp. (c)	34,803	188,407
Theratechnologies, Inc. (b)(c)	56,946	187,075
Timbercreek Financial Corp.	27,058	207,200
TORC Oil & Gas, Ltd. (b)	56,175	194,506
Torex Gold Resources, Inc. (c)	39,909	631,527
TransAlta Corp.	151,640	1,085,189
Transat AT, Inc. (c)	43,767	537,996
Transcontinental, Inc. Class A	16,356	200,169
Trican Well Service, Ltd. (b)(c)	38,906	34,203
Tricon Capital Group, Inc. (b)	70,059	574,303
True North Commercial Real Estate Investment Trust	53,161	298,858
Turquoise Hill Resources, Ltd. (b)(c)	302,960	221,949
Twin Butte Energy, Ltd. (a)(c)	83,708	—
Uni-Select, Inc. (b)	40,555	356,215
Valeura Energy, Inc. (b)(c)	31,428	15,511
Village Farms International, Inc. (b)(c)	14,876	92,577
Wesdome Gold Mines, Ltd. (b)(c)	99,105	777,249
Western Forest Products, Inc. (b)	200,528	188,659
Westshore Terminals Investment Corp. (b)	30,753	449,408
Whitecap Resources, Inc. (b)	166,504	712,626
Xenon Pharmaceuticals, Inc. (c)	20,360	266,920
Yangarra Resources, Ltd. (b)(c)	4,704	5,006
Zymeworks, Inc. (c)	12,216	555,339
		62,776,336
CAYMAN ISLANDS — 0.0% (e)
Zheng Li Holdings, Ltd. (c)	1,300,000	67,571
CHINA — 0.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (b)	87,000	131,307
China Merchants Land, Ltd. (c)	212,000	33,194
China New Town Development Co., Ltd.	434,500	8,141
China Shandong Hi-Speed Financial Group, Ltd. (b)(c)	3,414,000	104,719
China Yuchai International, Ltd.	8,618	114,878
GCL New Energy Holdings, Ltd. (b)(c)	2,196,000	44,530
Gemdale Properties & Investment Corp., Ltd.	2,796,000	369,604
Greenland Hong Kong Holdings, Ltd.	195,000	84,589
HC Group, Inc. (b)(c)	359,000	106,892

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
HengTen Networks Group, Ltd. (b)(c)	7,040,000	$100,290
Towngas China Co., Ltd. (c)	192,000	133,063
VSTECS Holdings, Ltd.	540,000	277,214
		1,508,421
COLOMBIA — 0.0% (e)
Frontera Energy Corp.	12,808	96,795
DENMARK — 0.8%
Alm Brand A/S	21,339	189,605
AMAG Pharmaceuticals, Inc. (a)	308,573	—
Bang & Olufsen A/S (b)(c)	18,351	96,483
Bavarian Nordic A/S (b)(c)	18,969	488,544
H&H International A/S Class B (c)	32,595	611,064
Matas A/S	28,274	234,024
Netcompany Group A/S (c)(d)	9,446	449,809
Nilfisk Holding A/S (c)	10,465	229,202
NKT A/S (b)(c)	16,606	401,118
NNIT A/S (d)	8,302	139,177
OW Bunker A/S (a)(b)	9,828	—
Per Aarsleff Holding A/S	12,359	398,228
Ringkjoebing Landbobank A/S	11,180	863,230
Scandinavian Tobacco Group A/S Class A (d)	31,862	388,882
Spar Nord Bank A/S	37,176	361,317
Sydbank A/S	37,815	794,132
Zealand Pharma A/S (c)	23,690	837,709
		6,482,524
EGYPT — 0.1%
Centamin PLC	697,870	1,174,120
FINLAND — 0.8%
Aktia Bank Oyj	25,424	266,549
Cargotec Oyj	13,861	470,503
Caverion Oyj (b)	68,874	555,866
Citycon Oyj (b)	24,501	257,560
Cramo Oyj	29,578	439,585
Finnair Oyj	30,184	199,223
F-Secure Oyj (c)	68,153	232,948
Metsa Board Oyj	71,436	480,720
Oriola Oyj Class B (b)	37,434	85,090
Outokumpu Oyj (b)	98,667	310,775
Outotec Oyj (c)	103,620	669,732
Raisio Oyj Class V	48,511	185,142
Rovio Entertainment Oyj (b)(d)	12,838	63,637
Sanoma Oyj	36,733	389,444
Terveystalo Oyj (c)(d)	28,349	355,767
TietoEVRY Oyj	16,110	501,274
Tokmanni Group Corp.	23,415	331,696
Uponor Oyj	27,299	356,992
YIT Oyj (b)	76,257	510,167
		6,662,670
FRANCE — 1.9%
Akka Technologies (b)	7,605	559,148
AKWEL	10,847	245,950
Security Description	Shares	Value
Albioma SA	12,723	$371,321
Aubay	5,725	214,960
Beneteau SA	29,884	363,290
Bigben Interactive	23,809	428,678
Boiron SA	3,481	142,230
Bonduelle SCA	13,938	364,538
Cellectis SA (b)(c)	19,671	346,225
CGG SA (c)	449,347	1,460,214
Chargeurs SA (b)	9,537	184,987
Cie des Alpes	6,087	203,955
Claranova SADIR (c)	23,781	213,019
Coface SA (c)	45,079	555,095
Criteo SA ADR (c)	35,500	615,215
DBV Technologies SA (c)	8,994	198,180
Devoteam SA (b)	3,126	331,594
Eramet (b)	3,453	177,675
Etablissements Maurel et Prom	2,120	6,711
Europcar Mobility Group (b)(d)	60,193	292,834
Genfit (b)(c)	14,062	278,598
GL Events	9,543	257,624
Groupe Fnac SA (c)	8,022	475,448
Haulotte Group SA	3,432	20,418
Interparfums SA	2,877	119,489
IPSOS	15,807	513,670
Jacquet Metal Service SA (b)	18,909	327,295
Kaufman & Broad SA	9,849	409,053
LISI	5,969	201,341
LNA Sante SA	7,861	437,228
Maisons du Monde SA (d)	30,301	441,147
Manitou BF SA	6,433	154,891
Mercialys SA REIT	37,000	512,096
Mersen SA	8,091	310,155
Nanobiotix (b)(c)	14,514	134,897
Neopost SA	19,636	475,653
Nexans SA	18,782	916,890
Nicox (c)	18,840	92,099
Rallye SA	13,032	148,040
SMCP SA (b)(c)(d)	30,300	321,411
Solocal Group (b)(c)	216,620	134,222
Talend SA ADR (c)	9,794	383,043
Tarkett SA	20,725	334,999
Technicolor SA (b)(c)	140,012	107,578
Trigano SA	3,044	321,529
Vallourec SA (b)(c)	136,356	430,403
Vilmorin & Cie SA	4,288	232,241
Virbac SA (c)	2,012	534,128
		16,301,405
GERMANY — 3.2%
Aareal Bank AG	20,260	687,941
ADLER Real Estate AG (c)	14,811	226,105
ADO Properties SA (d)	9,575	345,009
ADVA Optical Networking SE (c)	12,999	118,044
AIXTRON SE (c)	65,880	630,648
Amadeus Fire AG	3,404	564,742
Aumann AG (d)	388	6,733

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
AURELIUS Equity Opportunities SE & Co. KGaA	16,564	$725,130
Aurubis AG	8,640	530,696
Bertrandt AG	3,048	192,624
bet-at-home.com AG	1,900	112,822
Bilfinger SE	10,540	409,121
Borussia Dortmund GmbH & Co. KGaA	42,557	420,378
CANCOM SE	18,921	1,117,162
CECONOMY AG (c)	65,816	399,387
Cewe Stiftung & Co. KGaA	3,416	405,686
Corestate Capital Holding SA	7,621	320,796
Deutsche Beteiligungs AG	6,789	300,635
Deutsche Pfandbriefbank AG (d)	62,687	1,024,531
Deutz AG	65,916	412,128
DIC Asset AG	46,072	822,281
Dr Hoenle AG	1,446	71,743
Draegerwerk AG & Co. KGaA Preference Shares	5,323	332,811
Duerr AG	16,356	557,765
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,073	229,567
Elmos Semiconductor AG	10,875	347,905
Encavis AG	69,001	727,289
FinTech Group AG (c)	8,455	232,523
GFT Technologies SE	12,721	166,211
Hamborner REIT AG	48,733	533,899
Hamburger Hafen und Logistik AG	12,988	357,769
Heidelberger Druckmaschinen AG (c)	124,228	160,363
HelloFresh SE (c)	60,507	1,267,370
Hornbach Holding AG & Co. KGaA	6,956	503,623
Hypoport AG (c)	2,083	736,522
Indus Holding AG	24,062	1,049,322
Isra Vision AG	7,648	333,608
Jenoptik AG	17,330	495,660
JOST Werke AG (d)	8,344	349,357
Jumia Technologies AG ADR (c)	7,192	48,402
Kloeckner & Co. SE	27,893	196,626
Koenig & Bauer AG	9,347	293,147
Krones AG	4,153	314,667
Leoni AG (c)	16,032	186,168
MBB SE	2,598	207,346
Medigene AG (c)	15,782	70,861
New Work SE	960	314,659
Nordex SE (c)	41,872	567,776
Norma Group SE	11,611	495,267
PATRIZIA AG	46,843	1,044,263
Pfeiffer Vacuum Technology AG	4,127	736,576
PNE AG (c)	80,207	358,329
RHOEN-KLINIKUM AG	10,728	210,497
RIB Software SE	21,983	557,675
SAF-Holland SA	34,784	288,933
Salzgitter AG	9,116	202,198
SGL Carbon SE (c)	25,248	134,336
Security Description	Shares	Value
SLM Solutions Group AG (c)	5,388	$106,687
SMA Solar Technology AG (c)	3,435	133,256
Software AG	16,669	581,910
Stabilus SA	9,090	618,843
SUESS MicroTec SE (c)	11,345	152,817
Takkt AG	17,637	249,053
Tele Columbus AG (c)(d)	40,174	126,086
Trivago NV ADR (c)	17,044	44,655
Vossloh AG	4,470	185,650
Wacker Neuson SE	10,450	199,999
Washtec AG	6,519	392,954
zooplus AG (c)	2,854	273,589
		27,519,131
GREECE — 0.0% (e)
TT Hellenic Postbank SA (a)	129,076	—
HONG KONG — 1.5%
Aidigong Maternal & Child Health, Ltd. (c)	2,358,000	166,444
Beijing Gas Blue Sky Holdings, Ltd. (b)(c)	3,688,000	97,977
Bright Smart Securities & Commodities Group, Ltd.	1,332,000	239,329
Cafe de Coral Holdings, Ltd.	177,191	419,793
China Baoli Technologies Holdings, Ltd. (c)	5,000	64
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
China Youzan, Ltd. (b)(c)	5,724,000	363,636
Chinese Estates Holdings, Ltd.	117,500	93,043
Chow Sang Sang Holdings International, Ltd.	68,000	84,566
CMBC Capital Holdings, Ltd. (b)	5,190,000	95,250
C-Mer Eye Care Holdings, Ltd. (b)	364,000	234,046
Dah Sing Financial Holdings, Ltd.	42,000	165,482
Digital Domain Holdings, Ltd. (b)(c)	10,536,696	96,012
Esprit Holdings, Ltd. (b)(c)	673,800	135,767
Fairwood Holdings, Ltd.	161,000	410,775
Far East Consortium International, Ltd.	523,217	255,840
First Pacific Co., Ltd.	1,272,000	432,609
Giordano International, Ltd.	1,466,000	442,144
Global Cord Blood Corp. (b)(c)	7,917	39,585
Glory Sun Financial Group, Ltd. (b)	4,224,000	162,633
Gold-Finance Holdings, Ltd. (c)	1,158,000	10,700
Haitong International Securities Group, Ltd. (b)	730,000	222,041
Hutchison Port Holdings Trust	1,594,100	274,185
Hutchison Telecommunications Hong Kong Holdings, Ltd.	824,000	166,031
Johnson Electric Holdings, Ltd.	133,500	303,604
K Wah International Holdings, Ltd.	1,213,238	677,326

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Landing International Development, Ltd. (c)	787,320	$88,919
Lee's Pharmaceutical Holdings, Ltd.	217,000	123,096
Li & Fung, Ltd.	2,658,000	289,959
Lifestyle International Holdings, Ltd.	97,500	111,868
Luk Fook Holdings International, Ltd.	135,000	388,967
Man Wah Holdings, Ltd.	526,800	375,233
NOVA Group Holdings, Ltd. (b)	970,000	192,959
OP Financial, Ltd. (b)	760,000	146,308
Pacific Basin Shipping, Ltd.	2,983,000	627,855
Pacific Textiles Holdings, Ltd.	504,000	346,056
Peace Mark Holdings, Ltd. (a)(c)	504,228	—
Prosperity REIT	600,000	234,862
Road King Infrastructure, Ltd.	528,482	1,024,164
Sa Sa International Holdings, Ltd. (b)	765,248	172,853
Shenzhou Space Park Group, Ltd. (a)	780,000	—
Shun Tak Holdings, Ltd.	1,014,849	484,514
SmarTone Telecommunications Holdings, Ltd.	241,792	186,190
SMI Holdings Group, Ltd. (a)(b)(c)	608,081	91,308
Summit Ascent Holdings, Ltd. (c)	508,000	71,064
Sun Hung Kai & Co., Ltd.	347,000	165,221
SUNeVision Holdings, Ltd.	291,000	196,818
Sunlight Real Estate Investment Trust	563,000	364,167
Superb Summit International Group, Ltd. (a)(b)(c)	1,685,500	—
Television Broadcasts, Ltd.	177,316	278,543
Texhong Textile Group, Ltd.	233,500	262,814
Tongda Group Holdings, Ltd.	1,220,000	151,878
Tou Rong Chang Fu Group, Ltd. (a)(c)	2,380,000	18,022
Town Health International Medical Group, Ltd. (a)(b)	1,824,000	40,381
Truly International Holdings, Ltd. (c)	598,000	88,259
Value Partners Group, Ltd. (b)	450,000	277,214
We Solutions, Ltd. (b)(c)	1,485,072	102,921
Zhuguang Holdings Group Co., Ltd. (b)(c)	1,350,000	181,922
		12,673,217
IRELAND — 0.7%
C&C Group PLC	182,243	981,399
Cairn Homes PLC	403,754	572,862
COSMO Pharmaceuticals NV (b)(c)	2,344	185,661
Dalata Hotel Group PLC	86,268	498,704
Fly Leasing, Ltd. ADR (c)	25,866	506,974
Glenveagh Properties PLC (c)(d)	244,817	239,907
Greencore Group PLC	220,777	783,539
Hibernia REIT PLC	404,583	640,343
Security Description	Shares	Value
Irish Continental Group PLC	82,251	$446,861
Irish Residential Properties REIT PLC	379,331	677,020
Origin Enterprises PLC	63,863	265,956
Total Produce PLC	53,376	85,678
		5,884,904
ISRAEL — 1.8%
Airport City, Ltd. (c)	1	16
AudioCodes, Ltd. (b)	4,432	113,858
Bezeq The Israeli Telecommunication Corp., Ltd. (c)	909,931	731,053
Cellcom Israel, Ltd. (c)	37,546	119,465
Ceragon Networks, Ltd. (b)(c)	50,115	105,241
Clal Insurance Enterprises Holdings, Ltd. (c)	17,457	262,209
Compugen, Ltd. (b)(c)	21,480	128,021
Delek Group, Ltd.	2,088	317,312
Delta Galil Industries, Ltd.	6,001	163,646
Electra, Ltd.	2,332	1,035,019
Equital, Ltd. (c)	0	20
Foamix Pharmaceuticals, Ltd. (b)(c)	48,776	162,424
Formula Systems 1985, Ltd.	6,377	433,872
Gazit-Globe, Ltd.	47,343	523,871
Harel Insurance Investments & Financial Services, Ltd.	46,850	365,549
IDI Insurance Co., Ltd.	7,391	269,620
Industrial Buildings Corp., Ltd. (c)	272,563	744,143
Inrom Construction Industries, Ltd.	79,083	343,212
Israel Corp., Ltd. (c)	1,057	219,326
Israel Discount Bank, Ltd. Class A	1	4
Ituran Location & Control, Ltd.	14,686	369,059
Kornit Digital, Ltd. (b)(c)	19,689	673,954
Matrix IT, Ltd.	16,359	329,217
Mehadrin, Ltd. (c)	249	9,934
Migdal Insurance & Financial Holding, Ltd.	75,616	71,369
Nova Measuring Instruments, Ltd. (c)	27,448	1,044,200
Oil Refineries, Ltd.	1,085,870	545,136
Partner Communications Co., Ltd. (c)	59,836	266,265
Paz Oil Co., Ltd.	6,222	880,699
Phoenix Holdings, Ltd.	46,324	280,036
Plus500, Ltd.	49,606	582,240
Radware, Ltd. (c)	28,937	745,996
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,984	286,573
Redhill Biopharma, Ltd. ADR (b)(c)	9,656	58,612
Reit 1, Ltd.	127,386	761,218
Sapiens International Corp. NV	27,869	629,352
Sella Capital Real Estate, Ltd. REIT	149,003	437,001

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Shapir Engineering and Industry, Ltd.	74,192	$452,799
Shikun & Binui, Ltd.	87,767	403,769
Shufersal, Ltd.	63,717	405,472
Silicom, Ltd. (b)(c)	7,172	238,541
UroGen Pharma, Ltd. (b)(c)	6,369	212,533
		15,721,856
ITALY — 1.5%
Anima Holding SpA (d)	167,961	867,643
Arnoldo Mondadori Editore SpA (c)	157,794	364,875
Ascopiave SpA	40,931	175,280
Banca Carige SpA (a)(b)(c)	21,275,644	17,911
Banca Farmafactoring SpA (d)	49,749	298,203
Banca IFIS SpA	15,091	237,155
Banca Monte dei Paschi di Siena SpA (b)(c)	186,833	293,188
Banca Popolare di Sondrio SCPA	251,306	594,648
Biesse SpA	507	8,451
BPER Banca	185,404	932,984
Cairo Communication SpA	38,484	117,283
Cementir Holding NV	36,673	276,796
Cerved Group SpA	79,149	772,505
CIR-Compagnie Industriali Riunite SpA	93,718	114,456
Credito Emiliano SpA	15,728	91,628
Credito Valtellinese SpA (b)(c)	5,689,997	454,756
Datalogic SpA (b)	5,942	112,521
doValue SpA (d)	23,553	325,190
El.En. SpA	10,363	384,337
Falck Renewables SpA	115,425	616,727
Fila SpA	11,624	187,368
Fincantieri SpA (b)(c)	146,867	151,834
Gruppo MutuiOnline SpA	13,291	299,129
IMA Industria Macchine Automatiche SpA	2,170	156,136
Immobiliare Grande Distribuzione SIIQ SpA REIT	23,187	161,370
Italmobiliare SpA	2,421	65,629
Juventus Football Club SpA (b)(c)	214,468	300,203
Maire Tecnimont SpA (b)	69,195	192,159
MARR SpA	13,544	309,384
OVS SpA (b)(c)(d)	81,230	182,908
Piaggio & C SpA	92,265	284,603
Prima Industrie SpA (b)	456	8,395
RAI Way SpA (d)	52,978	364,538
Retelit SpA (b)	154,951	276,553
Safilo Group SpA (b)(c)	68,123	85,185
Salini Impregilo SpA (b)(c)	53,703	96,752
Saras SpA	202,539	326,020
Societa Cattolica di Assicurazioni SC	50,342	410,820
Tamburi Investment Partners SpA	73,092	559,552
Technogym SpA (d)	40,160	522,472
Tod's SpA (b)	1,797	83,146
Security Description	Shares	Value
Unieuro SpA (d)	21,370	$321,437
		12,402,130
JAPAN — 38.1%
77 Bank, Ltd.	38,000	640,589
Access Co., Ltd. (b)	15,600	137,088
Achilles Corp.	10,000	167,288
Adastria Co., Ltd.	10,000	229,032
ADEKA Corp.	46,000	700,952
Advanced Media, Inc. (b)(c)	16,700	191,933
Adways, Inc.	10,500	33,816
Aeon Delight Co., Ltd.	13,900	502,024
Aeon Fantasy Co., Ltd.	7,900	212,484
Ahresty Corp.	8,100	41,739
Ai Holdings Corp.	22,700	406,689
Aica Kogyo Co., Ltd.	13,800	460,317
Aichi Bank, Ltd.	8,100	279,503
Aichi Steel Corp.	3,200	112,777
Aida Engineering, Ltd.	32,700	295,782
Aiful Corp. (c)	132,876	310,564
Ain Holdings, Inc.	10,000	637,681
Aisan Industry Co., Ltd.	31,800	231,166
Akatsuki, Inc. (b)	2,300	123,810
Akebono Brake Industry Co., Ltd. (b)(c)	77,600	174,230
Akita Bank, Ltd.	12,100	246,955
ALBERT, Inc. (c)	900	69,565
Albis Co., Ltd.	9,500	197,911
Alconix Corp.	15,500	205,240
Altech Corp.	16,980	307,492
Amiyaki Tei Co., Ltd.	1,700	58,739
Amuse, Inc.	9,300	257,585
Anest Iwata Corp.	26,100	254,576
AnGes, Inc. (b)(c)	52,000	305,756
Anicom Holdings, Inc.	10,800	366,211
AOI TYO Holdings, Inc.	4,300	28,449
AOKI Holdings, Inc.	10,000	104,072
Aomori Bank, Ltd.	7,600	204,695
Aoyama Trading Co., Ltd.	23,500	332,363
Arakawa Chemical Industries, Ltd.	11,100	167,917
Arata Corp.	7,300	304,293
Arcland Sakamoto Co., Ltd.	14,900	171,383
Arcland Service Holdings Co., Ltd. (b)	15,300	264,961
Arcs Co., Ltd.	27,300	579,536
Arealink Co., Ltd.	4,100	50,932
Argo Graphics, Inc.	16,000	499,103
Arisawa Manufacturing Co., Ltd.	15,200	141,545
Aruhi Corp.	11,900	246,158
As One Corp.	3,800	357,009
Asahi Holdings, Inc.	25,973	646,726
ASAHI YUKIZAI Corp.	11,000	180,879
Asanuma Corp.	8,200	358,031
Asia Pile Holdings Corp.	6,600	36,803
ASKA Pharmaceutical Co., Ltd.	11,000	127,536
ASKUL Corp. (b)	11,800	358,316
Atom Corp. (b)	16,500	154,106

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Autobacs Seven Co., Ltd.	47,100	$745,452
Avex, Inc.	20,500	237,493
Awa Bank, Ltd.	51,000	1,149,289
Axial Retailing, Inc.	10,000	350,587
Bando Chemical Industries, Ltd.	32,700	278,932
Bank of Iwate, Ltd.	8,000	212,229
Bank of Nagoya, Ltd.	3,160	99,154
Bank of Okinawa, Ltd.	30,900	1,046,349
Bank of Saga, Ltd.	12,400	199,906
Bank of the Ryukyus, Ltd.	52,320	578,204
BayCurrent Consulting, Inc.	9,000	462,112
Belc Co., Ltd. (b)	6,300	322,319
Bell System24 Holdings, Inc.	17,500	276,973
Belluna Co., Ltd.	27,400	179,515
Bengo4.com, Inc. (c)	2,000	105,820
Bic Camera, Inc.	39,300	450,589
BML, Inc.	16,800	486,184
BrainPad, Inc. (b)(c)	1,300	66,391
Broadleaf Co., Ltd. (b)	60,200	369,481
BRONCO BILLY Co., Ltd. (b)	8,200	209,914
Bunka Shutter Co., Ltd.	45,200	400,946
Can Do Co., Ltd. (b)	25,100	379,936
Carna Biosciences, Inc. (c)	4,400	85,955
Cawachi, Ltd.	14,200	289,161
Central Glass Co., Ltd.	35,469	875,016
Central Security Patrols Co., Ltd.	6,500	375,615
Chiba Kogyo Bank, Ltd.	62,900	229,201
Chiyoda Co., Ltd.	21,400	317,037
Chiyoda Corp. (c)	111,500	290,357
Chiyoda Integre Co., Ltd.	5,600	118,003
Chofu Seisakusho Co., Ltd.	14,200	321,958
Chubu Shiryo Co., Ltd.	15,400	229,282
Chudenko Corp.	10,000	232,988
Chugoku Bank, Ltd.	44,400	455,542
Chugoku Marine Paints, Ltd.	36,500	350,978
CI Takiron Corp.	47,000	319,604
CKD Corp.	48,000	811,815
CMK Corp.	37,000	229,473
cocokara fine, Inc.	16,200	945,093
COLOPL, Inc. (b)	10,000	106,740
Comforia Residential REIT, Inc.	309	978,109
Computer Engineering & Consulting, Ltd.	11,200	212,303
Comture Corp. (b)	14,000	302,738
CONEXIO Corp.	15,000	224,155
Cosel Co., Ltd.	24,100	261,679
Cosmo Energy Holdings Co., Ltd.	25,900	599,388
Create Restaurants Holdings, Inc.	17,100	294,874
Create SD Holdings Co., Ltd.	13,900	357,620
CTS Co., Ltd. (b)	37,600	268,831
CYBERDYNE, Inc. (c)	12,300	64,174
Dai Nippon Toryo Co., Ltd.	15,400	166,789
Daibiru Corp.	25,900	312,921
Daido Metal Co., Ltd.	29,400	206,415
Daido Steel Co., Ltd.	22,300	985,981
Daihen Corp.	9,600	319,779
Security Description	Shares	Value
Daiho Corp.	17,500	$463,607
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	23,500	195,482
Daiken Corp.	9,900	181,101
Daiki Aluminium Industry Co., Ltd.	40,900	287,909
Daikyonishikawa Corp.	20,700	162,857
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	256,692
Daio Paper Corp.	17,300	237,989
Daiseki Co., Ltd.	25,500	742,650
Daishi Hokuetsu Financial Group, Inc.	32,900	923,349
Daito Pharmaceutical Co., Ltd.	8,600	251,649
Daiwabo Holdings Co., Ltd.	10,600	656,434
DCM Holdings Co., Ltd. (b)	81,793	800,055
DDS, Inc. (b)(c)	73,100	234,754
Denki Kogyo Co., Ltd.	8,700	261,380
Denyo Co., Ltd.	10,000	190,660
Descente, Ltd.	24,900	473,598
Dexerials Corp.	34,200	347,114
Digital Arts, Inc.	8,300	426,170
Digital Garage, Inc.	19,400	818,486
Digital Hearts Holdings Co., Ltd.	6,200	57,222
Dip Corp.	17,700	526,888
DKS Co., Ltd.	8,400	340,870
DMG Mori Co., Ltd. (b)	38,900	604,932
Doshisha Co., Ltd.	14,500	241,500
Doutor Nichires Holdings Co., Ltd.	51,972	1,035,853
Dowa Holdings Co., Ltd.	30,000	1,124,914
DTS Corp.	69,724	1,633,470
Duskin Co., Ltd.	24,200	673,614
DyDo Group Holdings, Inc.	4,100	173,734
Dynam Japan Holdings Co., Ltd.	10,000	13,065
Earth Corp. (b)	10,600	555,970
EDION Corp.	78,500	876,195
eGuarantee, Inc.	26,200	303,286
E-Guardian, Inc. (b)	11,000	206,487
Ehime Bank, Ltd.	22,340	242,364
Eiken Chemical Co., Ltd.	20,700	385,905
Eizo Corp.	11,500	412,169
Elecom Co., Ltd.	10,000	406,717
en-japan, Inc.	10,700	470,140
EPS Holdings, Inc.	21,400	274,503
eRex Co., Ltd.	28,000	469,179
ES-Con Japan, Ltd. (b)	36,900	318,153
ESPEC Corp.	17,800	368,530
euglena Co., Ltd. (c)	45,500	327,826
Exedy Corp.	19,000	434,461
F@N Communications, Inc. (b)	47,500	210,674
FCC Co., Ltd.	36,628	801,148
FDK Corp. (c)	24,400	206,336
Feed One Co., Ltd.	53,600	92,231
Ferrotec Holdings Corp.	37,000	314,589
FIDEA Holdings Co., Ltd.	181,500	232,146

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Financial Products Group Co., Ltd.	29,500	$285,839
Fintech Global, Inc. (b)(c)	155,500	105,885
Fixstars Corp. (b)	19,400	279,196
F-Tech, Inc.	24,500	179,903
Fudo Tetra Corp.	9,040	143,326
Fuji Co., Ltd.	11,900	213,198
Fuji Corp.	45,000	832,712
Fuji Oil Co., Ltd.	68,000	152,675
Fuji Pharma Co., Ltd.	7,000	86,184
Fuji Seal International, Inc.	10,100	225,188
Fuji Soft, Inc.	19,800	768,861
Fujibo Holdings, Inc.	7,200	234,534
Fujicco Co., Ltd.	10,000	179,618
Fujikura, Ltd.	172,500	717,460
Fujimi, Inc.	11,200	318,454
Fujimori Kogyo Co., Ltd.	7,500	240,166
Fujita Kanko, Inc. (c)	4,399	114,352
Fujitec Co., Ltd.	42,000	687,536
Fujitsu General, Ltd.	31,700	717,279
Fujiya Co., Ltd. (b)	6,800	132,840
Fukuda Corp. (b)	4,000	181,090
Fukui Bank, Ltd.	12,900	232,894
Fukuoka REIT Corp.	885	1,506,556
Fukushima Industries Corp.	8,400	316,908
Fukuyama Transporting Co., Ltd.	10,000	367,150
FULLCAST Holdings Co., Ltd.	15,100	346,115
Fumakilla, Ltd.	19,500	203,837
Funai Electric Co., Ltd. (c)	45,300	295,122
Funai Soken Holdings, Inc.	22,900	522,796
Furukawa Co., Ltd.	17,838	237,348
Furukawa Electric Co., Ltd.	20,800	539,738
Furuno Electric Co., Ltd.	21,400	266,232
Fuso Chemical Co., Ltd.	14,300	425,677
Futaba Corp.	15,000	187,164
Fuyo General Lease Co., Ltd.	10,000	678,169
Gakken Holdings Co., Ltd.	5,200	372,266
Genki Sushi Co., Ltd.	1,600	43,933
Genky DrugStores Co., Ltd. (b)	5,100	109,344
Geo Holdings Corp.	21,800	270,406
Giken, Ltd.	8,900	412,754
Global One Real Estate Investment Corp. REIT	349	451,524
GLOBERIDE, Inc. (b)	6,800	170,634
Glory, Ltd.	31,800	968,558
GMO internet, Inc.	33,100	631,999
Goldcrest Co., Ltd.	16,700	320,093
Gree, Inc.	50,400	228,638
GS Yuasa Corp.	43,000	935,772
G-Tekt Corp.	17,000	272,970
Gunma Bank, Ltd.	75,900	269,587
Gunosy, Inc. (c)	8,653	118,956
Gunze, Ltd.	9,200	413,968
Gurunavi, Inc.	8,900	79,602
H2O Retailing Corp.	10,000	112,905
Hachijuni Bank, Ltd.	131,300	577,515
Security Description	Shares	Value
Hamakyorex Co., Ltd.	7,200	$237,516
Hankyu Hanshin REIT, Inc.	493	777,096
Hanwa Co., Ltd.	25,300	669,778
Happinet Corp.	3,700	48,040
Hazama Ando Corp.	103,600	907,543
HEALIOS KK (c)	18,200	250,035
Heiwa Real Estate Co., Ltd.	17,700	488,613
Heiwa Real Estate REIT, Inc.	428	534,828
Heiwado Co., Ltd.	21,400	407,619
Hibiya Engineering, Ltd.	7,500	137,129
Hiday Hidaka Corp.	12,804	237,877
Hioki EE Corp.	8,200	286,726
Hirano Tecseed Co., Ltd.	14,900	275,172
Hirata Corp.	6,800	442,383
Hiroshima Bank, Ltd.	46,300	228,358
HIS Co., Ltd. (b)	10,000	288,475
Hochiki Corp.	18,700	303,020
Hogy Medical Co., Ltd.	10,800	355,776
Hokkaido Electric Power Co., Inc.	114,300	557,433
Hokkaido Gas Co., Ltd.	10,000	153,761
Hokkoku Bank, Ltd.	16,300	521,210
Hokuetsu Corp.	53,300	277,106
Hokuhoku Financial Group, Inc.	73,500	779,130
Hokuriku Electric Power Co. (c)	39,900	292,251
Hokuto Corp.	10,000	182,011
H-One Co., Ltd.	22,600	176,142
Hoosiers Holdings (b)	43,600	288,059
Hoshino Resorts REIT, Inc.	180	929,193
Hosiden Corp.	25,600	326,493
Hosokawa Micron Corp.	4,800	207,371
Howa Machinery, Ltd.	32,500	252,703
Hyakugo Bank, Ltd.	120,100	384,585
Hyakujushi Bank, Ltd.	17,900	356,765
IBJ Leasing Co., Ltd.	15,100	475,891
Ichibanya Co., Ltd.	5,600	296,812
Ichigo Hotel REIT Investment Corp.	251	318,961
Ichigo Office REIT Investment	598	620,698
Ichigo, Inc.	29,800	126,412
Ichikoh Industries, Ltd.	33,400	233,270
Idec Corp.	16,100	335,111
Iino Kaiun Kaisha, Ltd.	101,680	348,056
Imasen Electric Industrial	26,200	235,300
Imuraya Group Co., Ltd.	8,600	151,781
Inaba Denki Sangyo Co., Ltd.	19,600	501,385
Inabata & Co., Ltd.	21,500	324,256
Infocom Corp.	16,300	402,719
Infomart Corp. (b)	97,600	884,619
Intage Holdings, Inc.	38,400	330,026
Internet Initiative Japan, Inc.	16,600	449,846
Invesco Office J-Reit, Inc.	4,420	914,300
Iriso Electronics Co., Ltd.	10,300	458,726
Ishihara Sangyo Kaisha, Ltd.	18,600	179,026
Istyle, Inc. (b)(c)	41,000	247,113
Itfor, Inc.	42,600	356,715
Itochu Enex Co., Ltd.	30,000	254,796

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Itoki Corp.	30,700	$151,699
Itokuro, Inc. (c)	4,000	52,119
Iwatani Corp. (b)	47,400	1,620,345
Iyo Bank, Ltd.	34,600	197,396
J Trust Co., Ltd. (b)	59,600	235,274
Jaccs Co., Ltd.	15,000	386,473
Jafco Co., Ltd.	18,600	735,956
Jamco Corp.	9,500	127,016
Japan Asset Marketing Co., Ltd. (c)	41,100	32,903
Japan Aviation Electronics Industry, Ltd.	35,000	714,332
Japan Cash Machine Co., Ltd. (b)	3,200	26,530
Japan Communications, Inc. (b)(c)	141,300	322,451
Japan Display, Inc. (b)(c)	418,310	307,935
Japan Elevator Service Holdings Co., Ltd.	10,000	252,404
Japan Excellent, Inc. REIT	756	1,222,957
Japan Investment Adviser Co., Ltd. (b)	7,100	98,979
Japan Lifeline Co., Ltd. (b)	33,100	454,735
Japan Material Co., Ltd.	49,300	828,812
Japan Petroleum Exploration Co., Ltd.	18,000	489,441
Japan Pulp & Paper Co., Ltd.	7,900	305,314
Japan Rental Housing Investments, Inc. REIT	605	591,778
Japan Securities Finance Co., Ltd.	27,900	134,012
Japan Steel Works, Ltd.	44,100	875,304
Japan Tissue Engineering Co., Ltd. (b)(c)	7,600	67,835
Japan Wool Textile Co., Ltd.	24,000	249,331
JCU Corp.	14,100	420,373
Jeol, Ltd.	21,600	660,870
Jimoto Holdings, Inc.	171,400	179,798
JINS, Inc.	6,600	448,199
Joshin Denki Co., Ltd.	13,500	323,602
Joyful Honda Co., Ltd.	49,000	629,436
JSP Corp.	8,100	146,087
Juki Corp.	35,000	284,058
Juroku Bank, Ltd.	19,400	458,602
JVC Kenwood Corp.	84,000	211,787
Kadokawa Dwango (c)	28,400	546,440
Kaga Electronics Co., Ltd.	19,900	461,815
Kamakura Shinsho, Ltd.	5,300	84,078
Kameda Seika Co., Ltd.	8,400	385,314
Kamei Corp.	20,900	259,050
Kanamoto Co., Ltd.	19,700	511,375
Kanematsu Corp.	118,299	1,603,445
Kanematsu Electronics, Ltd.	7,900	265,696
Kanto Denka Kogyo Co., Ltd.	24,000	226,363
Kasai Kogyo Co., Ltd.	33,300	263,520
Katakura Industries Co., Ltd.	70,474	885,181
Katitas Co., Ltd. (b)	11,200	496,232
Kato Sangyo Co., Ltd.	17,400	577,999
Kato Works Co., Ltd.	8,400	127,227
Security Description	Shares	Value
KAWADA TECHNOLOGIES, Inc.	1,300	$80,386
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	225,066
Kawasaki Kisen Kaisha, Ltd. (c)	36,500	625,714
Keihin Corp.	15,600	368,199
Keiyo Bank, Ltd.	81,800	476,461
Keiyo Co., Ltd.	33,400	176,105
Kenedix Residential Next Investment Corp. REIT	283	532,798
Kenedix Retail REIT Corp.	271	689,501
Kenedix, Inc.	112,800	590,598
Kenko Mayonnaise Co., Ltd.	14,500	328,760
Key Coffee, Inc.	6,100	129,999
KH Neochem Co., Ltd. (b)	18,800	404,111
Kintetsu World Express, Inc.	16,900	296,712
Kisoji Co., Ltd. (b)	10,300	281,206
Kissei Pharmaceutical Co., Ltd.	24,600	706,253
Kitanotatsujin Corp. (b)	50,000	335,404
Kito Corp.	17,800	282,048
Kitz Corp.	122,100	869,615
Kiyo Bank, Ltd.	94,760	1,447,450
KLab, Inc. (b)(c)	10,100	75,744
Koa Corp.	20,300	255,349
Kobe Steel, Ltd.	90,400	489,953
Kohnan Shoji Co., Ltd.	15,900	375,133
Kokuyo Co., Ltd.	10,000	150,357
Komatsu Matere Co., Ltd. (b)	29,300	220,542
KOMEDA Holdings Co., Ltd.	23,400	457,772
Komeri Co., Ltd.	10,300	222,444
Komori Corp.	51,636	536,910
Konishi Co., Ltd.	16,200	231,056
Konoike Transport Co., Ltd.	15,700	239,816
Koshidaka Holdings Co., Ltd.	25,200	382,609
Kotobuki Spirits Co., Ltd.	19,900	1,474,074
Kourakuen Holdings Corp. (b)	8,000	152,675
Krosaki Harima Corp.	3,300	194,948
Kumagai Gumi Co., Ltd.	18,200	557,681
Kumiai Chemical Industry Co., Ltd.	53,900	497,462
Kura Corp.	5,700	283,754
Kurabo Industries, Ltd.	29,570	691,395
Kureha Corp.	8,200	496,490
Kurimoto, Ltd.	16,900	338,078
KYB Corp. (c)	13,683	409,199
Kyoei Steel, Ltd.	18,800	370,032
Kyokuto Kaihatsu Kogyo Co., Ltd.	18,600	275,384
Kyokuyo Co., Ltd.	2,200	58,201
KYORIN Holdings, Inc.	33,100	581,439
Kyoritsu Maintenance Co., Ltd.	14,500	691,143
Kyosan Electric Manufacturing Co., Ltd.	11,700	67,395
Kyushu Financial Group, Inc.	116,500	505,986
LAC Co., Ltd. (b)	6,900	71,810
Lacto Japan Co., Ltd. (b)	7,400	243,773
LaSalle Logiport REIT	370	549,170

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
LEC, Inc.	17,500	$214,332
Leopalace21 Corp. (b)(c)	139,700	456,347
Life Corp.	16,200	387,279
LIFULL Co., Ltd.	33,700	172,105
Link And Motivation, Inc. (b)	24,400	142,796
LIXIL VIVA Corp.	11,200	201,791
M&A Capital Partners Co., Ltd. (c)	8,400	342,415
Macnica Fuji Electronics Holdings, Inc.	33,100	572,302
Macromill, Inc.	10,800	104,348
Maeda Corp.	35,300	347,234
Maeda Kosen Co., Ltd. (b)	14,900	299,303
Maeda Road Construction Co., Ltd.	30,100	740,625
Makino Milling Machine Co., Ltd.	21,500	993,145
Mandom Corp.	18,600	513,458
Mars Group Holdings Corp.	12,300	231,343
Marudai Food Co., Ltd.	62,431	1,308,078
Maruha Nichiro Corp.	37,320	959,829
Marusan Securities Co., Ltd. (b)	67,638	303,725
Maruwa Co., Ltd.	3,600	281,242
Maruwa Unyu Kikan Co., Ltd. (b)	14,000	308,921
Matsui Construction Co., Ltd.	36,500	273,057
Matsuya Co., Ltd.	30,700	247,747
Max Co., Ltd.	22,000	444,150
Maxell Holdings, Ltd.	28,000	380,547
MCJ Co., Ltd.	43,800	336,536
MCUBS MidCity Investment Corp. REIT	887	963,110
MEC Co., Ltd. (b)	17,200	239,463
Media Do Holdings Co., Ltd.	2,300	87,937
Medical Data Vision Co., Ltd. (c)	17,500	142,190
Megachips Corp.	11,100	191,614
Megmilk Snow Brand Co., Ltd.	25,100	575,562
Meidensha Corp.	29,700	661,913
Meiko Electronics Co., Ltd.	14,367	325,480
Meiko Network Japan Co., Ltd.	29,200	277,558
Meisei Industrial Co., Ltd.	33,500	300,860
Meitec Corp.	15,300	865,839
Melco Holdings, Inc.	4,000	114,470
Menicon Co., Ltd.	19,200	809,165
Mercuria Investment Co., Ltd. (b)	32,000	222,609
Metaps, Inc. (b)(c)	2,500	19,968
Michinoku Bank, Ltd.	5,720	78,793
Mie Kotsu Group Holdings, Inc.	54,700	311,061
Milbon Co., Ltd.	16,200	924,224
Mimasu Semiconductor Industry Co., Ltd.	17,900	362,200
Miraca Holdings, Inc.	31,900	787,556
Mirai Corp. REIT	660	370,462
Mirait Holdings Corp. (b)	47,460	721,016
Miroku Jyoho Service Co., Ltd.	15,400	466,216
Mitsubishi Estate Logistics REIT Investment Corp.	118	387,090
Mitsubishi Kakoki Kaisha, Ltd.	16,500	295,307
Mitsubishi Logisnext Co., Ltd.	10,900	139,416
Security Description	Shares	Value
Mitsubishi Pencil Co., Ltd.	29,000	$437,101
Mitsubishi Research Institute, Inc.	6,900	274,603
Mitsubishi Shokuhin Co., Ltd.	8,000	227,835
Mitsubishi Steel Manufacturing Co., Ltd.	14,700	146,087
Mitsuboshi Belting, Ltd.	16,100	312,296
Mitsui E&S Holdings Co., Ltd. (c)	45,500	372,625
Mitsui Fudosan Logistics Park, Inc. REIT	65	288,590
Mitsui Matsushima Holdings Co., Ltd.	16,600	185,590
Mitsui Mining & Smelting Co., Ltd.	34,600	930,945
Mitsui Sugar Co., Ltd.	34,200	716,886
Mitsui-Soko Holdings Co., Ltd.	17,500	332,206
Mixi, Inc.	22,200	422,857
Miyaji Engineering Group, Inc.	2,600	48,423
Miyazaki Bank, Ltd.	12,380	311,223
Mizuno Corp.	7,800	198,311
Mochida Pharmaceutical Co., Ltd.	17,800	722,319
Modec, Inc.	9,000	220,704
Monex Group, Inc.	102,800	253,512
Money Forward, Inc. (c)	6,600	320,055
Monogatari Corp	1,400	108,986
Mori Trust Hotel Reit, Inc.	188	260,873
Morinaga Milk Industry Co., Ltd.	19,400	794,387
Morita Holdings Corp.	23,600	396,102
MOS Food Services, Inc.	11,800	327,371
Musashi Seimitsu Industry Co., Ltd.	30,100	417,398
Musashino Bank, Ltd.	14,480	251,160
Nachi-Fujikoshi Corp.	14,500	642,443
Nagaileben Co., Ltd.	11,900	262,802
Nagano Keiki Co., Ltd.	26,700	226,277
Nakanishi, Inc.	64,940	1,244,123
Nanto Bank, Ltd.	10,000	256,085
NEC Networks & System Integration Corp.	15,700	559,089
Neturen Co., Ltd.	61,183	505,566
Nextage Co., Ltd. (b)	38,000	449,321
NHK Spring Co., Ltd.	41,200	377,216
Nichias Corp.	40,200	1,030,200
Nichiban Co., Ltd.	10,000	171,521
Nichicon Corp. (b)	43,500	457,115
Nichiha Corp.	18,700	461,843
NichiiGakkan Co., Ltd.	30,400	462,399
Nichi-iko Pharmaceutical Co., Ltd.	74,200	929,250
Nichireki Co., Ltd.	11,000	137,557
Nihon Dempa Kogyo Co., Ltd. (c)	62,300	303,259
Nihon Eslead Corp.	20,000	401,380
Nihon House Holdings Co., Ltd.	52,400	239,157
Nihon Nohyaku Co., Ltd. (b)	40,500	216,522
Nihon Parkerizing Co., Ltd.	60,200	651,440
Nihon Plast Co., Ltd.	29,400	195,865
Nihon Tokushu Toryo Co., Ltd.	15,400	213,977
Nihon Trim Co., Ltd.	1,500	65,079

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Nikkiso Co., Ltd.	70,640	$936,667
Nikkon Holdings Co., Ltd.	81,180	2,051,256
Nippon Carbide Industries Co., Inc.	17,900	246,408
Nippon Carbon Co., Ltd. (b)	14,271	539,061
Nippon Ceramic Co., Ltd. (b)	10,400	259,821
Nippon Chemical Industrial Co., Ltd.	8,100	235,155
Nippon Coke & Engineering Co., Ltd.	95,400	71,106
Nippon Densetsu Kogyo Co., Ltd.	26,000	541,173
Nippon Flour Mills Co., Ltd.	30,900	480,524
Nippon Gas Co., Ltd.	13,400	432,179
Nippon Koei Co., Ltd.	9,800	335,459
Nippon Light Metal Holdings Co., Ltd.	386,600	839,545
Nippon Paper Industries Co., Ltd.	19,000	323,092
Nippon Parking Development Co., Ltd.	47,700	68,033
Nippon Pillar Packing Co., Ltd.	16,600	232,026
NIPPON REIT Investment Corp.	465	2,045,273
Nippon Road Co., Ltd.	4,700	295,385
Nippon Sheet Glass Co., Ltd.	47,000	301,008
Nippon Signal Co., Ltd.	34,400	462,465
Nippon Soda Co., Ltd.	13,900	379,236
Nippon Steel & Sumikin Bussan Corp.	3,600	175,238
Nippon Suisan Kaisha, Ltd.	172,099	1,032,515
Nippon Thompson Co., Ltd.	58,400	279,439
Nippon Yakin Kogyo Co., Ltd. (b)	8,600	184,939
Nipro Corp.	10,400	125,843
Nishimatsu Construction Co., Ltd.	28,600	650,030
Nishimatsuya Chain Co., Ltd.	26,053	224,870
Nishi-Nippon Financial Holdings, Inc.	83,100	655,318
Nishio Rent All Co., Ltd.	16,200	464,348
Nissan Shatai Co., Ltd.	24,000	230,780
Nissei ASB Machine Co., Ltd.	4,700	206,078
Nissei Plastic Industrial Co., Ltd.	26,400	244,141
Nissha Co., Ltd.	26,200	270,257
Nisshin Oillio Group, Ltd.	13,600	473,669
Nisshinbo Holdings, Inc.	78,900	758,689
Nissin Corp.	10,800	189,019
Nissin Kogyo Co., Ltd.	15,700	320,718
Nitta Corp.	9,900	296,066
Nittetsu Mining Co., Ltd.	3,200	148,406
Nitto Boseki Co., Ltd. (b)	30,630	1,310,600
Nitto Kogyo Corp.	24,100	563,719
Nittoku Co., Ltd.	9,400	329,119
Nohmi Bosai, Ltd.	19,200	434,264
Nojima Corp.	14,900	313,150
Nomura Co., Ltd.	46,800	626,584
Noritake Co., Ltd.	6,900	297,143
Noritsu Koki Co., Ltd.	9,800	136,528
Noritz Corp.	16,700	224,664
North Pacific Bank, Ltd.	163,000	367,472
NS United Kaiun Kaisha, Ltd.	10,000	206,855
Security Description	Shares	Value
NSD Co., Ltd.	43,800	$724,660
NTN Corp.	58,700	186,349
NuFlare Technology, Inc.	1,800	197,764
Obara Group, Inc.	8,900	302,604
Oenon Holdings, Inc.	102,200	373,346
Ogaki Kyoritsu Bank, Ltd.	10,000	219,646
Ohara, Inc.	9,600	129,590
Ohsho Food Service Corp.	6,800	406,092
Oiles Corp.	10,900	166,797
Oisix ra daichi, Inc. (b)(c)	15,600	174,266
Oita Bank, Ltd.	15,380	393,858
Okabe Co., Ltd.	20,200	170,448
Okamoto Industries, Inc.	6,360	237,311
Okamura Corp.	62,300	638,622
Okasan Securities Group, Inc.	93,482	338,058
Oki Electric Industry Co., Ltd.	52,100	728,225
Okinawa Electric Power Co., Inc.	26,112	492,085
OKUMA Corp.	13,600	725,834
Okumura Corp.	16,800	465,314
Okuwa Co., Ltd.	19,100	257,303
Oncolys BioPharma, Inc. (b)(c)	4,300	76,088
One REIT, Inc.	96	316,246
Onward Holdings Co., Ltd.	69,600	417,568
Open Door, Inc. (c)	8,500	122,406
OPT Holding, Inc.	10,000	154,129
Optex Group Co., Ltd.	19,300	293,918
Optorun Co., Ltd.	11,300	313,499
Orient Corp.	74,100	112,505
Osaka Organic Chemical Industry, Ltd.	22,800	336,309
Osaka Soda Co., Ltd.	11,200	324,638
OSAKA Titanium Technologies Co., Ltd.	8,500	120,216
Osaki Electric Co., Ltd.	16,000	101,587
OSG Corp.	11,000	211,548
OSJB Holdings Corp.	103,000	256,848
Outsourcing, Inc. (b)	50,500	538,109
Oyo Corp.	20,800	292,645
Pacific Industrial Co., Ltd.	32,100	441,587
Pacific Metals Co., Ltd.	7,399	174,567
Pack Corp. (b)	10,000	363,469
PAL GROUP Holdings Co., Ltd.	5,700	200,097
Paramount Bed Holdings Co., Ltd.	10,000	420,520
Pasona Group, Inc.	15,400	226,164
PC Depot Corp.	58,400	298,247
Penta-Ocean Construction Co., Ltd.	173,100	1,078,341
Pepper Food Service Co., Ltd. (b)	7,400	85,729
PIA Corp.	5,100	224,555
Pilot Corp.	10,000	406,717
Piolax, Inc.	17,800	347,237
PKSHA Technology, Inc. (b)(c)	5,200	189,961
Plenus Co., Ltd.	9,900	178,460
Poletowin Pitcrew Holdings, Inc.	19,100	171,184
Premier Investment Corp. REIT	1,440	2,035,279
Press Kogyo Co., Ltd.	69,200	278,265

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Pressance Corp.	19,000	$233,927
Prestige International, Inc.	59,400	541,118
Prima Meat Packers, Ltd.	16,300	380,521
Qol Holdings Co., Ltd.	11,000	154,865
Raito Kogyo Co., Ltd.	37,100	540,754
Raiznext Corp.	32,100	392,555
Raksul, Inc. (b)(c)	7,200	248,778
Rakus Co., Ltd. (b)	28,000	515,556
RaQualia Pharma, Inc. (c)	19,900	245,557
Relia, Inc.	25,400	324,409
RENOVA, Inc. (c)	24,300	264,298
Resorttrust, Inc.	45,800	781,771
Rheon Automatic Machinery Co., Ltd.	15,900	230,727
Ricoh Leasing Co., Ltd.	7,700	292,271
Riken Corp. (b)	7,000	268,921
Riken Keiki Co., Ltd.	13,900	302,494
Riken Technos Corp.	51,900	256,933
Riken Vitamin Co., Ltd.	5,400	207,453
Ringer Hut Co., Ltd. (b)	15,500	359,420
Riso Kagaku Corp.	9,200	163,471
Rock Field Co., Ltd.	10,600	149,234
Rokko Butter Co., Ltd.	10,600	167,864
Rorze Corp.	14,000	561,675
Round One Corp.	46,700	454,645
Royal Holdings Co., Ltd. (b)	14,400	327,553
RPA Holdings, Inc. (b)(c)	5,100	54,578
RS Technologies Co., Ltd.	4,900	172,689
Ryobi, Ltd.	16,400	294,876
Ryosan Co., Ltd.	10,000	260,041
S Foods, Inc.	12,000	314,810
Sac's Bar Holdings, Inc.	33,900	286,360
Sagami Holdings Corp.	24,000	301,449
Saizeriya Co., Ltd.	16,200	396,969
Sakai Chemical Industry Co., Ltd.	26,953	620,781
Sakai Moving Service Co., Ltd. (b)	4,200	269,372
Sakata INX Corp.	24,800	271,106
Sakata Seed Corp. (b)	17,600	593,550
Sakura Internet, Inc. (b)	43,900	297,716
Sala Corp.	61,600	362,203
SAMTY Co., Ltd.	17,300	357,541
San ju San Financial Group, Inc.	14,500	231,226
San-A Co., Ltd.	10,200	456,618
San-Ai Oil Co., Ltd.	42,400	465,844
SanBio Co., Ltd. (b)(c)	14,200	344,040
Sanei Architecture Planning Co., Ltd.	18,500	280,373
Sangetsu Corp.	35,100	667,279
San-In Godo Bank, Ltd.	84,700	522,190
Sanken Electric Co., Ltd.	14,700	453,816
Sanki Engineering Co., Ltd.	26,700	379,095
Sankyo Tateyama, Inc.	29,600	335,017
Sanoh Industrial Co., Ltd. (b)	43,000	501,320
Sanrio Co., Ltd. (b)	31,100	614,989
Sanyo Chemical Industries, Ltd.	5,400	269,317
Security Description	Shares	Value
Sanyo Denki Co., Ltd.	5,000	$249,827
Sanyo Electric Railway Co., Ltd.	7,800	157,400
Sanyo Shokai, Ltd.	3,000	38,233
Sanyo Special Steel Co., Ltd.	20,287	294,948
Sanyo Trading Co., Ltd.	14,800	360,348
Sapporo Holdings, Ltd. (b)	44,100	1,046,551
Sato Holdings Corp.	29,340	926,029
SEC Carbon, Ltd. (b)	1,500	130,849
Seed Co., Ltd.	6,300	65,101
Seika Corp.	4,400	54,577
Seikagaku Corp.	23,400	265,706
Seiko Holdings Corp.	11,800	317,381
Seiren Co., Ltd.	44,480	645,866
Sekisui Jushi Corp.	16,100	343,259
Sekisui Plastics Co., Ltd.	24,000	183,299
Senko Group Holdings Co., Ltd.	49,000	420,676
Senshu Ikeda Holdings, Inc.	145,660	278,788
Septeni Holdings Co., Ltd.	16,400	42,556
Seria Co., Ltd.	14,400	393,540
Shibuya Corp.	10,900	307,417
SHIFT, Inc. (c)	2,300	168,889
Shiga Bank, Ltd.	30,100	771,923
Shikoku Bank, Ltd.	24,000	230,559
Shikoku Chemicals Corp.	25,000	317,460
Shima Seiki Manufacturing, Ltd.	22,245	522,581
Shimachu Co., Ltd.	46,160	1,267,037
Shinagawa Refractories Co., Ltd.	6,400	208,475
Shindengen Electric Manufacturing Co., Ltd.	4,100	143,363
Shin-Etsu Polymer Co., Ltd.	23,600	241,918
Shinkawa, Ltd. (c)	9,200	54,011
Shinko Electric Industries Co., Ltd.	29,300	347,798
Shinmaywa Industries, Ltd.	26,000	354,323
Shinoken Group Co., Ltd.	24,600	291,782
Shinsho Corp.	4,000	103,759
Shizuoka Gas Co., Ltd.	29,200	255,525
SHO-BOND Holdings Co., Ltd.	30,800	1,286,699
Shochiku Co., Ltd. (b)	13,060	1,980,481
Shoei Co., Ltd. (b)	5,600	267,440
Shoei Foods Corp. (b)	7,200	268,986
Showa Corp.	25,300	528,931
Showa Sangyo Co., Ltd.	10,000	287,095
Siix Corp. (b)	22,500	315,321
Sinfonia Technology Co., Ltd.	45,480	577,942
Sinko Industries, Ltd.	15,500	273,987
Sintokogio, Ltd.	35,800	349,517
SKY Perfect JSAT Holdings, Inc.	60,200	268,663
SMK Corp.	504	13,709
SMS Co., Ltd.	46,800	1,302,692
Sodick Co., Ltd. (b)	26,900	241,091
Sogo Medical Holdings Co., Ltd.	7,800	144,480
Solasto Corp.	25,500	301,049
Sosei Group Corp. (c)	40,100	801,078
Sourcenext Corp. (b)	23,600	104,020
Space Value Holdings Co., Ltd.	28,000	138,357

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
S-Pool, Inc.	14,100	$109,634
ST Corp.	15,100	239,405
St Marc Holdings Co., Ltd.	10,000	214,401
Star Asia Investment Corp. REIT (b)	225	242,029
Star Micronics Co., Ltd.	21,000	304,348
Starts Corp., Inc.	16,500	422,843
Starts Proceed Investment Corp. REIT	164	305,137
Starzen Co., Ltd.	4,800	195,224
Stella Chemifa Corp.	7,200	213,333
Studio Alice Co., Ltd.	13,800	241,143
Sumida Corp.	19,900	235,852
Sumitomo Bakelite Co., Ltd.	10,000	378,652
Sumitomo Densetsu Co., Ltd.	16,900	457,354
Sumitomo Mitsui Construction Co., Ltd.	81,360	475,395
Sumitomo Osaka Cement Co., Ltd.	21,279	934,964
Sumitomo Seika Chemicals Co., Ltd.	2,400	78,288
Sumitomo Warehouse Co., Ltd.	44,700	605,049
Sun Frontier Fudousan Co., Ltd.	10,000	120,451
Sun-Wa Technos Corp.	21,800	227,679
Suruga Bank, Ltd. (b)(c)	139,300	638,338
Sushiro Global Holdings, Ltd.	11,000	948,424
SWCC Showa Holdings Co., Ltd.	4,500	61,905
Systena Corp.	45,800	748,478
Syuppin Co., Ltd.	21,800	250,547
T Hasegawa Co., Ltd.	15,900	311,782
T RAD Co., Ltd.	11,200	211,684
Tachi-S Co., Ltd.	21,300	281,060
Tadano, Ltd.	69,200	637,398
Taihei Dengyo Kaisha, Ltd.	12,500	266,506
Taiho Kogyo Co., Ltd.	24,100	193,377
Taikisha, Ltd.	15,900	569,869
Taiko Pharmaceutical Co., Ltd.	14,400	433,954
Taiyo Holdings Co., Ltd.	10,000	409,938
Takamatsu Construction Group Co., Ltd.	7,900	205,578
Takaoka Toko Co., Ltd.	1,900	20,963
Takara Holdings, Inc.	67,000	619,600
Takara Standard Co., Ltd.	30,400	551,634
Takasago International Corp.	25,000	586,151
Takasago Thermal Engineering Co., Ltd.	35,100	633,043
Takeei Corp.	36,500	425,539
Takeuchi Manufacturing Co., Ltd.	22,900	346,845
Takuma Co., Ltd.	40,100	484,115
Tamron Co., Ltd.	10,000	231,792
Tamura Corp.	51,000	335,542
Tanseisha Co., Ltd.	24,400	296,594
Tatsuta Electric Wire and Cable Co., Ltd.	50,300	280,486
Tayca Corp.	11,500	204,974
TechMatrix Corp.	15,000	324,362
Security Description	Shares	Value
Teikoku Electric Manufacturing Co., Ltd.	3,600	$48,066
Teikoku Sen-I Co., Ltd. (b)	16,000	347,900
TKC Corp.	7,700	369,147
TKP Corp. (c)	1,700	69,689
Toa Corp. (f)	20,300	215,188
Toa Corp. (b)(f)	8,000	121,537
TOA ROAD Corp.	7,900	260,244
Toagosei Co., Ltd.	138,700	1,620,879
Tobishima Corp. (b)	10,710	147,826
TOC Co., Ltd.	76,760	634,987
Tocalo Co., Ltd.	33,500	346,483
Toei Animation Co., Ltd.	8,700	448,309
Toho Bank, Ltd.	90,000	226,087
Toho Titanium Co., Ltd.	24,500	211,465
Toho Zinc Co., Ltd.	6,800	129,712
TOKAI Holdings Corp.	62,900	636,090
Tokai Rika Co., Ltd.	20,300	401,050
Tokai Tokyo Financial Holdings, Inc.	123,900	372,812
Tokushu Tokai Paper Co., Ltd.	5,100	190,531
Tokuyama Corp.	17,800	468,934
Tokyo Dome Corp.	46,100	460,682
Tokyo Energy & Systems, Inc.	27,400	231,453
Tokyo Kiraboshi Financial Group, Inc.	10,000	140,695
Tokyo Ohka Kogyo Co., Ltd.	19,700	775,855
Tokyo Rope Manufacturing Co., Ltd.	21,000	251,401
Tokyo Seimitsu Co., Ltd.	24,000	940,787
Tokyo Steel Manufacturing Co., Ltd.	56,700	412,174
Tokyotokeiba Co., Ltd. (b)	8,900	281,721
Tokyu Construction Co., Ltd.	42,200	303,273
Tokyu REIT, Inc.	602	1,140,573
Tomoe Engineering Co., Ltd.	2,800	58,564
TOMONY Holdings, Inc.	95,880	367,022
Tomy Co., Ltd.	58,000	756,255
Tonami Holdings Co., Ltd.	4,200	209,082
Topcon Corp.	58,300	763,385
Toppan Forms Co., Ltd.	27,500	310,237
Topre Corp.	25,800	420,444
Topy Industries, Ltd.	23,298	432,624
Torex Semiconductor, Ltd. (b)	20,100	303,511
Toridoll Holdings Corp.	10,200	264,491
Torii Pharmaceutical Co., Ltd.	5,600	157,681
Torikizoku Co., Ltd.	14,000	309,694
Tosei Reit Investment Corp.	218	267,798
Toshiba Machine Co., Ltd.	10,200	277,819
Toshiba TEC Corp.	10,800	449,193
Tosho Co., Ltd. (b)	9,000	207,122
Totetsu Kogyo Co., Ltd.	15,900	465,259
Towa Bank, Ltd.	29,200	234,299
Towa Pharmaceutical Co., Ltd.	10,000	261,882
Toyo Construction Co., Ltd.	41,600	200,201
Toyo Corp.	5,668	70,671

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Toyo Denki Seizo KK	18,800	$267,966
Toyo Ink SC Holdings Co., Ltd.	22,900	561,990
Toyo Kanetsu KK	7,500	165,839
Toyo Machinery & Metal Co., Ltd.	41,300	207,878
Toyo Securities Co., Ltd. (b)	120,500	166,322
Toyo Tanso Co., Ltd.	8,300	173,676
Toyo Tire Corp.	48,100	697,101
Toyobo Co., Ltd.	42,778	655,792
Toyota Motor Corp.	5,409	383,979
TPR Co., Ltd.	17,900	356,106
Trancom Co., Ltd.	3,800	289,174
Transcosmos, Inc.	15,600	426,048
Tri Chemical Laboratories, Inc. (b)	6,700	527,739
Trusco Nakayama Corp.	23,300	600,751
Trust Tech, Inc.	12,800	149,819
TS Tech Co., Ltd.	10,000	315,160
TSI Holdings Co., Ltd.	73,500	375,362
Tsubaki Nakashima Co., Ltd. (b)	28,200	414,923
Tsubakimoto Chain Co.	19,300	686,400
Tsugami Corp.	41,200	424,226
Tsukishima Kikai Co., Ltd.	28,500	432,974
Tsukuba Bank, Ltd.	111,300	245,797
Tsukui Corp.	30,500	166,147
Tsurumi Manufacturing Co., Ltd.	10,900	205,613
UACJ Corp.	10,000	229,860
Uchida Yoko Co., Ltd.	6,800	468,663
UKC Holdings Corp.	10,800	201,739
Union Tool Co.	7,200	225,259
Unipres Corp.	19,000	269,593
United Arrows, Ltd.	15,300	435,031
United Super Markets Holdings, Inc. (b)	34,700	306,848
UNITED, Inc.	5,300	67,643
Unitika, Ltd. (c)	6,400	22,261
Unizo Holdings Co., Ltd.	21,300	1,003,506
Ushio, Inc.	62,700	936,966
UT Group Co., Ltd.	15,000	454,106
UUUM, Inc. (b)(c)	2,700	118,261
Uzabase, Inc. (b)(c)	9,600	200,878
V Technology Co., Ltd. (b)	3,872	198,454
Valor Holdings Co., Ltd.	34,200	672,199
Valqua, Ltd.	10,476	253,043
ValueCommerce Co., Ltd. (b)	13,700	295,494
Vector, Inc. (c)	19,000	186,372
VIA Holdings, Inc. (c)	41,800	258,473
Vision, Inc. (b)(c)	16,700	278,449
Vital KSK Holdings, Inc.	29,300	282,822
VT Holdings Co., Ltd.	84,700	378,783
Wacom Co., Ltd.	77,400	316,936
Wakachiku Construction Co., Ltd.	3,800	61,262
Wakita & Co., Ltd.	10,900	112,134
Warabeya Nichiyo Holdings Co., Ltd.	14,100	226,145
Watahan & Co., Ltd. (b)	9,800	171,337
WATAMI Co., Ltd.	17,400	207,663
Security Description	Shares	Value
WDB Holdings Co., Ltd. (b)	7,500	$186,888
World Co., Ltd.	10,000	247,619
World Holdings Co., Ltd. (b)	9,000	160,414
Yahagi Construction Co., Ltd.	27,800	212,065
YAKUODO Holdings Co., Ltd.	7,700	173,024
YAMABIKO Corp.	23,600	259,725
YAMADA Consulting Group Co., Ltd.	11,200	167,060
Yamagata Bank, Ltd.	15,600	232,403
Yamaguchi Financial Group, Inc.	66,600	455,950
Yamaichi Electronics Co., Ltd.	17,400	274,109
YA-MAN, Ltd. (b)	15,300	103,337
Yamanashi Chuo Bank, Ltd.	23,500	253,002
Yamashin-Filter Corp. (b)	32,500	258,983
Yamato Kogyo Co., Ltd.	24,100	608,072
Yamazen Corp.	51,700	520,925
Yellow Hat, Ltd.	20,200	363,944
Yodogawa Steel Works, Ltd.	32,700	614,432
Yokogawa Bridge Holdings Corp.	19,500	359,586
Yokohama Reito Co., Ltd.	27,900	256,729
Yokowo Co., Ltd.	21,600	644,969
Yondoshi Holdings, Inc. (b)	15,800	370,884
Yonex Co., Ltd. (b)	27,100	171,565
Yorozu Corp.	15,800	213,574
Yoshinoya Holdings Co., Ltd.	33,200	886,555
Yuasa Trading Co., Ltd.	10,300	349,257
Yume No Machi Souzou Iinkai Co., Ltd.	14,772	153,191
Yumeshin Holdings Co., Ltd. (b)	47,100	384,428
Yurtec Corp.	32,700	207,920
Yushin Precision Equipment Co., Ltd.	16,500	154,410
Zenrin Co., Ltd.	47,165	789,881
ZERIA Pharmaceutical Co., Ltd.	23,500	454,971
ZIGExN Co., Ltd.	37,600	188,562
Zojirushi Corp. (b)	24,900	471,536
		326,670,553
LIECHTENSTEIN — 0.0% (e)
VP Bank AG	1,830	292,921
LUXEMBOURG — 0.2%
APERAM SA	12,252	392,094
Corp. America Airports SA (c)	29,364	176,184
Orion Engineered Carbons SA	20,592	397,426
Solutions 30 SE (b)(c)	81,166	907,443
		1,873,147
MALTA — 0.1%
Catena Media PLC (c)	28,338	119,636
Kambi Group PLC (b)(c)	12,683	179,791
Kindred Group PLC	97,074	594,823
		894,250
MOROCCO — 0.0% (e)
Vivo Energy PLC (d)	243,375	398,500
NETHERLANDS — 1.3%
Accell Group NV	13,910	402,840

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
AMG Advanced Metallurgical Group NV (b)	13,987	$342,583
Arcadis NV (b)	34,817	812,125
Basic-Fit NV (c)(d)	9,105	345,959
Brack Capital Properties NV (c)	1,059	108,530
Brunel International NV (b)	18,960	191,756
Corbion NV	43,241	1,364,889
Eurocommercial Properties NV REIT	22,123	620,826
Flow Traders (d)	21,060	509,202
ForFarmers NV	10,724	69,096
Fugro NV (c)	52,958	593,145
Heijmans NV (b)(c)	25,191	212,077
Intertrust NV (d)	43,067	836,812
Kendrion NV	13,562	318,929
Koninklijke BAM Groep NV	139,634	421,001
Koninklijke Volkerwessels NV	17,308	426,449
NSI NV REIT	12,392	603,695
Pharming Group NV (b)(c)	417,027	733,767
PostNL NV (b)	298,837	674,914
ProQR Therapeutics NV (b)(c)	11,824	117,176
Shop Apotheke Europe NV (c)(d)	5,199	253,861
TomTom NV (c)	19,779	209,142
Vastned Retail NV REIT	13,731	411,528
Wereldhave NV REIT (b)	24,478	552,828
		11,133,130
NEW ZEALAND — 1.1%
Air New Zealand, Ltd.	54,920	108,562
Argosy Property, Ltd.	389,925	363,027
Arvida Group, Ltd.	47,103	61,014
Chorus, Ltd.	181,724	757,669
Goodman Property Trust REIT	407,665	610,569
Infratil, Ltd.	382,993	1,302,267
Kiwi Property Group, Ltd.	626,996	659,884
Metlifecare, Ltd.	72,812	335,507
New Zealand Refining Co., Ltd.	111,651	141,612
Precinct Properties New Zealand, Ltd.	519,132	642,676
Pushpay Holdings, Ltd. (b)(c)	98,158	266,214
Restaurant Brands New Zealand, Ltd. (c)	28,266	266,022
SKY Network Television, Ltd.	107,185	51,342
SKYCITY Entertainment Group, Ltd.	379,380	1,016,116
Summerset Group Holdings, Ltd.	147,014	882,729
Synlait Milk, Ltd. (c)	34,369	206,133
Tourism Holdings, Ltd.	74,138	172,559
Vital Healthcare Property Trust REIT (b)	263,577	501,459
Volpara Health Technologies, Ltd. (c)	70,189	90,291
Z Energy, Ltd.	221,320	656,979
		9,092,631
NORWAY — 1.5%
Aker Solutions ASA (c)	63,141	177,625
Security Description	Shares	Value
Atea ASA (c)	44,313	$648,510
Avance Gas Holding, Ltd. (c)(d)	15,255	86,801
Axactor SE (b)(c)	78,074	168,812
B2Holding ASA (b)	168,684	183,421
Borregaard ASA	59,487	643,117
BW Offshore, Ltd. (c)	53,330	400,553
DNO ASA	196,978	259,356
Elkem ASA (d)	87,228	245,783
Europris ASA (d)	54,648	214,555
Frontline, Ltd.	50,273	634,470
Golden Ocean Group, Ltd.	38,308	222,569
Grieg Seafood ASA	30,751	490,977
Hexagon Composites ASA (b)(c)	26,301	108,798
Kitron ASA	230,645	288,723
Kvaerner ASA	119,013	150,607
NEL ASA (b)(c)	637,145	627,190
Nordic Nanovector ASA (b)(c)	31,948	115,397
Nordic Semiconductor ASA (c)	89,835	569,437
Norway Royal Salmon ASA	9,827	267,502
Norwegian Air Shuttle ASA (b)(c)	37,597	161,516
Norwegian Finans Holding ASA (c)	59,332	643,467
Ocean Yield ASA (b)	23,340	127,493
Odfjell Drilling, Ltd. (b)(c)	62,717	233,530
Opera, Ltd. ADR (b)(c)	22,760	210,530
PGS ASA (c)	66,131	129,443
Protector Forsikring ASA (b)(c)	61,738	368,504
Sbanken ASA (d)	40,543	344,191
Scatec Solar ASA (d)	81,267	1,147,706
SFL Corp., Ltd.	36,768	534,607
SpareBank 1 Nord Norge	42,466	379,364
SpareBank 1 SMN	44,051	502,306
Stolt-Nielsen, Ltd.	13,601	176,449
Veidekke ASA	84,919	1,154,828
Wallenius Wilhelmsen ASA	68,227	169,416
XXL ASA (b)(c)(d)	36,570	69,708
		12,857,261
PERU — 0.1%
Hochschild Mining PLC	220,990	535,745
PORTUGAL — 0.2%
Altri SGPS SA	140,074	893,084
Mota-Engil SGPS SA	42,891	90,031
REN - Redes Energeticas Nacionais SGPS SA	317,240	968,597
		1,951,712
SINGAPORE — 1.6%
Accordia Golf Trust	436,400	217,445
AIMS AMP Capital Industrial REIT	276,704	294,268
Ascendas India Trust	189,700	218,670
Ascott Residence Trust Unit	1,026,910	847,020
Best World International, Ltd. (b)	280,300	280,998
BW LPG, Ltd. (d)	22,569	189,674
Cache Logistics Trust REIT	43,948	23,369

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
CapitaLand Retail China Trust REIT	405,834	$485,920
CDL Hospitality Trusts	477,480	575,256
China Aviation Oil Singapore Corp., Ltd.	241,100	227,715
Chip Eng Seng Corp., Ltd.	442,600	204,077
CITIC Envirotech, Ltd. (b)	652,600	264,505
ESR-REIT	2,763,208	1,089,131
Ezion Holdings, Ltd. (a)(c)	4,945,500	118,613
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
First Real Estate Investment Trust	627,000	463,961
First Resources, Ltd.	228,400	322,731
Frasers Commercial Trust REIT	359,199	443,439
Frasers Logistics & Industrial Trust REIT	671,049	618,823
Hyflux, Ltd. (a)(c)	33,300	—
IGG, Inc. (b)	480,000	354,219
Keppel DC REIT	366,747	567,310
Keppel Infrastructure Trust	1,553,892	624,030
Manulife US Real Estate Investment Trust	799,455	799,455
Midas Holdings, Ltd. (a)(b)(c)	1,078,700	—
OUE Commercial Real Estate Investment Trust	1,242,018	521,876
Parkway Life Real Estate Investment Trust	271,300	669,852
Raffles Medical Group, Ltd. (b)	535,268	398,072
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	211,649	72,404
Sembcorp Marine, Ltd. (b)(c)	205,100	201,340
Sheng Siong Group, Ltd.	305,300	281,540
Singapore Post, Ltd.	753,000	523,597
Soilbuild Business Space REIT	363,751	140,669
Starhill Global REIT	806,800	435,005
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (a)(c)	1,254	—
UMS Holdings, Ltd. (b)	448,674	343,684
Wing Tai Holdings, Ltd.	608,799	914,568
XP Power, Ltd.	3,601	147,883
		13,881,119
SOUTH KOREA — 10.2%
AbClon, Inc. (c)	4,954	171,780
ABLBio, Inc. (b)(c)	12,071	252,077
Able C&C Co., Ltd. (c)	7,973	70,667
Ace Technologies Corp. (c)	11,252	79,103
Advanced Process Systems Corp. (c)	8,186	237,840
Aekyung Industrial Co., Ltd.	4,256	104,518
AfreecaTV Co., Ltd.	5,606	333,999
Ahnlab, Inc. (c)	2,900	164,253
Air Busan Co., Ltd.	14,330	72,985
AJ Rent A Car Co., Ltd. (c)	2,836	28,938
AK Holdings, Inc.	2,071	61,963
Alteogen, Inc. (b)(c)	8,039	465,052
Amicogen, Inc. (c)	14,021	308,560
Security Description	Shares	Value
Amotech Co., Ltd. (c)	10,165	$260,619
Anam Electronics Co., Ltd. (c)	89,596	158,824
Ananti, Inc. (c)	21,111	189,852
Anterogen Co., Ltd. (c)	3,091	114,665
Aprogen KIC, Inc. (b)(c)	45,131	106,344
Asiana Airlines, Inc. (c)	47,665	222,570
BGF Co., Ltd.	32,311	156,463
BH Co., Ltd. (c)	17,396	330,185
Binex Co., Ltd. (c)	16,478	112,565
Binggrae Co., Ltd.	1,499	72,588
Biosolution Co., Ltd. (c)	3,461	129,288
BNK Financial Group, Inc.	97,707	647,184
Boryung Pharmaceutical Co., Ltd.	19,813	284,401
Bukwang Pharmaceutical Co., Ltd.	19,008	235,864
Byucksan Corp.	6,431	10,705
Cafe24 Corp. (c)	1,972	87,307
CammSys Corp. (c)	141,713	379,878
Caregen Co., Ltd. (a)(c)	3,538	175,531
Cell Biotech Co., Ltd.	3,544	58,073
Cellivery Therapeutics, Inc. (c)	2,421	120,584
Celltrion Pharm, Inc. (c)	5,262	181,095
Cellumed Co., Ltd. (c)	4,876	25,214
Chabiotech Co., Ltd. (c)	28,901	361,122
Chong Kun Dang Pharmaceutical Corp.	4,397	368,809
Chongkundang Holdings Corp.	2,117	184,891
CJ CGV Co., Ltd.	545	16,282
CJ Corp. (c)	2,135	178,340
CJ Freshway Corp.	1,771	43,875
CMG Pharmaceutical Co., Ltd. (c)	57,427	211,047
CNK International Co., Ltd. (a)(c)	16,071	—
Com2uSCorp	7,440	691,599
Coreana Cosmetics Co., Ltd. (b)(c)	47,795	158,704
Cosmax, Inc. (b)	5,701	393,886
Cosmecca Korea Co., Ltd.	860	8,441
CosmoAM&T Co., Ltd. (b)(c)	5,673	43,659
CROWNHAITAI Holdings Co., Ltd.	1,932	17,375
CrystalGenomics, Inc. (b)(c)	18,826	240,931
CS Wind Corp. (b)	9,209	302,600
Cuckoo Homesys Co., Ltd.	6,861	256,297
CUROCOM Co., Ltd. (b)(c)	49,462	78,270
Dae Han Flour Mills Co., Ltd.	509	64,921
Dae Hwa Pharmaceutical Co., Ltd.	2,481	27,461
Daea TI Co., Ltd. (b)	32,714	148,231
Daeduck Electronics Co.	47,466	428,916
Daejoo Electronic Materials Co., Ltd. (c)	4,598	70,772
Daesang Corp.	18,047	362,048
Daewon Pharmaceutical Co., Ltd.	11,447	171,242
Daewoo Engineering & Construction Co., Ltd. (c)	120,903	495,551
Daewoong Co., Ltd.	26,415	295,797
Daewoong Pharmaceutical Co., Ltd.	1,040	123,654

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Daishin Securities Co., Ltd. Preference Shares	66,638	$516,301
Daou Technology, Inc.	20,221	332,223
Dasan Networks, Inc. (c)	9,956	70,250
Dawonsys Co., Ltd.	17,442	239,055
DB HiTek Co., Ltd.	27,273	650,901
Dentium Co., Ltd. (b)	6,308	293,459
DGB Financial Group, Inc.	109,107	671,747
Digital Power Communications Co., Ltd.	14,664	65,557
DIO Corp. (c)	828	30,071
DMS Co., Ltd.	46,404	219,892
Dong-A Socio Holdings Co., Ltd.	4,618	429,275
Dong-A ST Co., Ltd.	4,873	501,437
Dongjin Semichem Co., Ltd.	11,582	167,753
Dongkoo Bio & Pharma Co., Ltd. (c)	1,024	14,876
DongKook Pharmaceutical Co., Ltd.	3,478	267,966
Dongkuk Steel Mill Co., Ltd. (c)	21,720	111,751
Dongsuh Cos., Inc.	5,983	90,021
Dongsung Finetec Co., Ltd. (c)	9,094	82,962
Dongsung Pharmaceutical Co., Ltd. (b)(c)	9,667	134,165
Dongwha Pharm Co., Ltd.	32,967	236,894
Dongwon F&B Co., Ltd.	438	85,596
Dongwon Industries Co., Ltd.	190	34,749
Doosan Corp.	4,473	271,911
Doosan Fuel Cell Co., Ltd. (b)(c)	14,957	113,298
Doosan Heavy Industries & Construction Co., Ltd. (c)	75,640	374,128
Doosan Infracore Co., Ltd. (b)(c)	62,763	301,210
Doosan Solus Co., Ltd. (c)	8,246	145,105
DoubleUGames Co., Ltd.	6,998	301,656
Douzone Bizon Co., Ltd.	17,140	1,200,519
Easy Bio, Inc. (b)	38,197	164,652
Ecopro BM Co., Ltd.	1,713	78,507
Ecopro Co., Ltd. (b)	11,701	227,150
EM-Tech Co., Ltd.	17,912	131,964
ENF Technology Co., Ltd.	23,048	569,997
Enzychem Lifesciences Corp. (c)	1,019	62,033
Eo Technics Co., Ltd.	2,273	203,036
Esmo Corp. (c)	33,624	49,573
Eugene Corp.	41,729	181,501
Eugene Investment & Securities Co., Ltd.	120,933	239,471
Eugene Technology Co., Ltd.	4,035	57,571
Eutilex Co., Ltd. (c)	1,641	95,499
F&F Co., Ltd.	4,207	407,440
Feelux Co., Ltd. (c)	27,217	178,630
Finetex EnE, Inc. (a)(c)	22,588	—
Foosung Co., Ltd. (b)(c)	41,053	290,028
GemVax & Kael Co., Ltd. (b)(c)	16,407	546,924
Genexine Co., Ltd. (c)	8,582	463,812
Genomictree, Inc. (c)	6,156	124,829
Golfzon Newdin Holdings Co., Ltd.	2,694	8,258
Security Description	Shares	Value
Grand Korea Leisure Co., Ltd.	15,823	$266,123
Green Cross Cell Corp. (c)	3,390	137,629
Green Cross Corp.	4,315	494,390
Green Cross Holdings Corp.	15,705	302,163
Green Cross LabCell Corp. (c)	5,092	166,879
GS Home Shopping, Inc.	2,714	348,740
G-SMATT GLOBAL Co., Ltd. (c)	49,298	13,684
G-treeBNT Co., Ltd. (c)	14,919	403,792
HAESUNG DS Co., Ltd.	17,815	243,397
Halla Holdings Corp.	2,887	114,586
Hana Tour Service, Inc.	4,978	219,963
Hanall Biopharma Co., Ltd. (c)	16,986	533,176
Handsome Co., Ltd.	12,448	339,603
Hanil Cement Co., Ltd.	16	1,292
Hanil Holdings Co., Ltd.	3,394	128,840
Hanjin Kal Corp. (b)	24,891	860,945
Hanjin Shipping Co., Ltd. (a)(c)	1,732	—
Hanjin Transportation Co., Ltd.	4,263	110,588
Hankook Tire Worldwide Co., Ltd.	15,039	187,264
Hanmi Semiconductor Co., Ltd.	15,031	105,280
Hansae Co., Ltd.	11,464	171,497
Hansol Chemical Co., Ltd. (b)	9,102	834,288
Hansol Holdings Co., Ltd. (c)	51,651	175,304
Hansol Paper Co., Ltd.	27,199	339,855
Hanssem Co., Ltd.	7,820	420,601
Hanwha Aerospace Co., Ltd. (c)	24,153	732,036
Hanwha Corp.	10,251	221,605
Hanwha General Insurance Co., Ltd.	44,793	109,421
Hanwha Investment & Securities Co., Ltd. (c)	89,613	160,016
Hanwha Life Insurance Co., Ltd.	69,504	138,834
Harim Holdings Co., Ltd.	49,040	363,416
HDC Holdings Co., Ltd.	15,685	149,872
HDC Hyundai Development Co-Engineering & Construction (c)	10,302	228,498
HDC Hyundai Engineering Plastics Co., Ltd.	5,331	23,095
Hite Jinro Co., Ltd.	17,646	442,504
HLB Life Science Co., Ltd. (c)	2,052	49,239
HLB, Inc. (b)(c)	16,984	1,687,459
Homecast Co., Ltd. (c)	18,656	75,256
HS Industries Co., Ltd.	37,800	388,966
Huchems Fine Chemical Corp.	22,999	420,622
Hugel, Inc. (c)	1,499	515,502
Humedix Co., Ltd.	1,241	24,843
Huons Co., Ltd.	3,986	186,125
Huons Global Co., Ltd.	2,559	77,780
Hyosung Advanced Materials Corp. (c)	2,158	207,132
Hyosung Chemical Corp.	1,910	238,657
Hyosung Corp.	6,248	427,357
Hyosung Heavy Industries Corp. (c)	4,898	112,873
Hyosung TNC Co., Ltd.	1,766	235,935
Hyundai Bioscience Co., Ltd. (c)	30,725	373,286

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Hyundai Construction Equipment Co., Ltd.	7,504	$194,016
Hyundai Corp.	2,543	39,362
Hyundai Department Store Co., Ltd. (c)	4,460	320,486
Hyundai Electric & Energy System Co., Ltd. (b)(c)	10,378	103,650
Hyundai Elevator Co., Ltd.	7,429	438,757
Hyundai Greenfood Co., Ltd.	37,675	386,051
Hyundai Home Shopping Network Corp. (b)	4,381	304,960
Hyundai Livart Furniture Co., Ltd.	13,936	160,876
Hyundai Marine & Fire Insurance Co., Ltd.	22,224	517,910
Hyundai Merchant Marine Co., Ltd. (c)	132,730	407,447
Hyundai Mipo Dockyard Co., Ltd.	9,106	362,602
Hyundai Rotem Co., Ltd. (c)	19,668	265,313
Hyundai Wia Corp.	5,868	254,722
Il Dong Pharmaceutical Co., Ltd.	9,159	132,659
Iljin Materials Co., Ltd. (b)(c)	5,920	218,842
Ilyang Pharmaceutical Co., Ltd. (c)	8,892	173,388
Innocean Worldwide, Inc.	6,267	384,219
Innox Advanced Materials Co., Ltd. (c)	3,001	138,833
Inscobee, Inc. (b)(c)	57,962	153,369
Insun ENT Co., Ltd. (c)	42,072	302,684
Interojo Co., Ltd.	4,208	96,426
iNtRON Biotechnology, Inc. (c)	16,059	215,240
IS Dongseo Co., Ltd.	6,486	184,802
ISC Co., Ltd.	1	8
Jahwa Electronics Co., Ltd.	25,156	230,579
JB Financial Group Co., Ltd.	159,992	759,528
Jeil Pharmaceutical Co., Ltd. (c)	5,223	163,494
Jeju Air Co., Ltd.	5,536	128,293
Jenax, Inc. (b)(c)	7,821	24,752
Jin Air Co., Ltd.	14,107	186,638
JW Pharmaceutical Corp. (c)	6,916	177,019
JW Shinyak Corp.	11,879	49,870
JYP Entertainment Corp.	23,097	482,332
Kangstem Biotech Co., Ltd. (c)	15,145	106,602
KC Co., Ltd.	6,195	99,906
KCC Corp.	1,930	389,688
KEPCO Engineering & Construction Co., Inc.	15,175	263,097
KEPCO Plant Service & Engineering Co., Ltd.	16,517	559,160
Kginicis Co., Ltd.	17,527	257,650
KGMobilians Co., Ltd.	11,985	63,529
Kiwi Media Group Co., Ltd. (c)	677,509	87,878
KIWOOM Securities Co., Ltd. (c)	7,622	523,973
KMW Co., Ltd. (b)(c)	11,639	514,292
Koh Young Technology, Inc. (c)	5,171	471,737
Kolmar Korea Co., Ltd. (b)	9,838	401,959
Kolon Industries, Inc.	10,001	430,239
Kolon Life Science, Inc. (c)	3,224	50,321
Security Description	Shares	Value
Komipharm International Co., Ltd. (b)(c)	17,558	$231,536
KONA I Co., Ltd. (c)	1,185	14,960
Korea Electric Terminal Co., Ltd.	2,841	105,022
Korea Line Corp. (c)	7,285	144,887
Korea Petrochemical Ind Co., Ltd.	2,849	289,470
Korea Real Estate Investment & Trust Co., Ltd.	57,354	104,149
Korea United Pharm, Inc.	7,596	120,530
Korean Air Lines Co., Ltd. (c)	14,642	360,843
Korean Reinsurance Co.	102,608	808,300
Kortek Corp.	8,517	94,637
KT Skylife Co., Ltd.	5,609	42,294
Kuk-il Paper Manufacturing Co., Ltd. (c)	33,576	173,621
Kumho Industrial Co., Ltd. (b)	14,821	147,383
Kumho Petrochemical Co., Ltd.	4,542	304,384
Kumho Tire Co., Inc. (c)	54,639	198,202
Kwang Dong Pharmaceutical Co., Ltd.	19,171	110,240
L&F Co., Ltd. (b)	11,881	225,507
LB Semicon, Inc. (c)	11,198	75,528
LEENO Industrial, Inc.	7,405	411,727
LegoChem Biosciences, Inc. (c)	6,229	284,397
LF Corp.	2,426	38,809
LG International Corp.	26,040	338,884
Lock&Lock Co., Ltd.	3,733	46,160
Lotte Chilsung Beverage Co., Ltd.	2,966	359,064
LOTTE Fine Chemical Co., Ltd.	16,086	628,028
Lotte Food Co., Ltd. (c)	740	264,274
LOTTE Himart Co., Ltd.	4,510	120,506
Lotte Non-Life Insurance Co., Ltd. (c)	114,313	205,110
Lotte Tour Development Co., Ltd. (c)	7,681	94,979
LS Corp.	8,453	349,391
LS Industrial Systems Co., Ltd.	12,435	587,099
Lutronic Corp. (c)	11,201	88,430
Macrogen, Inc. (c)	4,707	100,941
Maeil Dairies Co., Ltd.	967	71,995
MagnaChip Semiconductor Corp. (c)	26,194	304,112
Mando Corp.	19,648	598,045
ME2ON Co., Ltd. (c)	42,612	211,872
Medipost Co., Ltd. (c)	9,352	283,039
Medy-Tox, Inc.	1,805	469,648
Meerecompany, Inc.	350	10,744
Meritz Financial Group, Inc.	36,180	369,168
Meritz Fire & Marine Insurance Co., Ltd.	32,481	501,350
Mezzion Pharma Co., Ltd. (c)	3,585	593,031
Minwise Co., Ltd. (b)	25,769	333,129
Mirae Asset Life Insurance Co., Ltd.	59,604	213,120
Mirae Corp. (b)(c)	299,144	34,404
Modetour Network, Inc. (c)	7,769	122,267
Namhae Chemical Corp.	21,008	148,234

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Nanomedics Co., Ltd. (c)	26,043	$175,429
Naturecell Co., Ltd. (b)(c)	35,979	205,025
Neowiz (c)	7,025	102,965
NEPES Corp. (b)	10,660	221,690
NHN Entertainment Corp. (c)	9,303	537,369
NHN KCP Corp.	8,469	162,577
NICE Holdings Co., Ltd.	5,750	103,917
NICE Information Service Co., Ltd.	29,957	361,365
NKMax Co., Ltd. (c)	18,901	176,515
NongShim Co., Ltd.	3,115	647,808
OCI Co., Ltd. (c)	7,543	408,311
OliX Pharmaceuticals, Inc. (c)	2,480	90,927
OptoElectronics Solutions Co., Ltd.	2,226	95,184
OPTRON-TEC, Inc. (b)	61,951	396,418
Orange Life Insurance, Ltd. (d)	9,222	224,480
Orion Holdings Corp. (b)(c)	13,306	204,805
Oscotec, Inc. (b)(c)	11,347	236,467
Osstem Implant Co., Ltd. (c)	8,526	311,859
Paradise Co., Ltd.	27,417	468,231
Partron Co., Ltd.	7,740	88,346
Pearl Abyss Corp. (c)	2,741	438,958
Peptron, Inc. (c)	15,031	254,102
PharmAbcine (c)	2,480	82,885
Pharmicell Co., Ltd. (c)	43,497	319,330
POLUS BioPharm, Inc. (c)	21,662	22,946
Poongsan Corp.	17,814	366,616
Posco ICT Co., Ltd.	8,220	37,601
Posco International Corp.	4,867	78,490
Power Logics Co., Ltd. (b)(c)	16,085	141,871
Prostemics Co., Ltd. (c)	5,430	16,387
PSK Holdings, Inc.	2	15
PSK, Inc.	11,433	233,316
RFHIC Corp.	4,375	139,408
Sajo Industries Co., Ltd.	1,280	41,285
Sam Chun Dang Pharm Co., Ltd.	6,537	201,234
Sam Yung Trading Co., Ltd.	6,739	92,654
Samick THK Co., Ltd.	19,821	198,818
Samjin Pharmaceutical Co., Ltd.	11,021	237,774
Samwha Capacitor Co., Ltd.	3,989	180,401
Samyang Holdings Corp.	4,285	248,255
Sangsangin Co., Ltd. (b)(c)	25,308	189,736
SeAH Steel Corp.	324	17,062
SeAH Steel Holdings Corp.	361	14,797
Seegene, Inc. (c)	33,632	891,367
Seobu T&D (c)	13,938	104,856
Seohan Co., Ltd.	159,566	164,195
Seoul Semiconductor Co., Ltd.	26,159	367,576
SFA Engineering Corp.	22,497	899,724
Shinsegae Information & Communication Co., Ltd.	2,831	263,161
Shinsegae International, Inc.	1,325	251,492
Shinsegae, Inc.	3,048	761,704
Shinsung E&G Co., Ltd. (b)(c)	221,797	182,202
Silicon Works Co., Ltd.	5,470	188,254
Security Description	Shares	Value
SillaJen, Inc. (b)(c)	31,965	$402,171
Sindoh Co., Ltd.	1,372	43,778
SK Bioland Co., Ltd. (c)	4,239	77,159
SK Chemicals Co., Ltd. (b)	4,253	235,369
SK Discovery Co., Ltd.	4,000	90,449
SK Materials Co., Ltd.	3,260	522,919
SK Networks Co., Ltd.	76,508	392,976
SK Securities Co., Ltd.	326,734	171,497
SKC Co., Ltd.	15,568	686,556
SKCKOLONPI, Inc.	9,624	291,271
SL Corp.	4,110	64,505
SM Entertainment Co., Ltd. (c)	9,958	331,087
S-MAC Co., Ltd. (b)(c)	213,856	240,402
Solid, Inc. (b)(c)	14,671	68,633
Songwon Industrial Co., Ltd.	16,249	218,489
Soulbrain Co., Ltd. (b)	8,358	609,261
SPC Samlip Co., Ltd.	1,768	133,313
ST Pharm Co., Ltd.	9,012	232,226
STCUBE (b)(c)	13,264	131,327
Studio Dragon Corp. (c)	2,469	172,720
Suheung Co., Ltd.	1,571	48,226
SundayToz Corp. (c)	1,014	18,063
Sungshin Cement Co., Ltd.	14,781	89,214
Synopex, Inc. (b)(c)	31,469	74,696
Taekwang Industrial Co., Ltd.	421	385,888
Taeyoung Engineering & Construction Co., Ltd. (b)	48,897	505,270
Taihan Fiberoptics Co., Ltd. (b)(c)	23,362	67,069
TechWing, Inc.	20,165	242,374
Tego Science, Inc. (c)	533	10,808
Telcon RF Pharmaceutical, Inc. (b)(c)	42,390	178,145
Theragen Etex Co., Ltd. (b)(c)	19,485	141,194
Tovis Co., Ltd.	7,797	63,511
Ubiquoss Holdings, Inc.	3,383	58,945
Union Semiconductor Equipment & Materials Co., Ltd.	55,136	258,886
UTI, Inc.	4,462	71,380
Value Added Technology Co., Ltd.	3,878	97,918
Vidente Co., Ltd. (c)	11,007	73,574
Wave Electronics Co., Ltd. (c)	7,069	129,283
Webzen, Inc. (c)	12,500	176,186
Wellbiotec Co., Ltd. (c)	28,792	54,400
WeMade Entertainment Co., Ltd. (c)	6,133	157,243
Whanin Pharmaceutical Co., Ltd. (c)	9,500	126,919
Wins Co., Ltd.	7,213	82,955
WiSoL Co., Ltd.	6,508	84,976
Wonik Holdings Co., Ltd. (c)	111,632	527,053
WONIK IPS Co., Ltd.	18,286	566,867
Woojeon Co., Ltd. (c)	7,674	—
Woongjin Thinkbig Co., Ltd. (c)	8,539	22,410
Woori Technology Investment Co., Ltd.	78,708	171,511
Woory Industrial Co., Ltd.	9,346	164,865
YG Entertainment, Inc.	4,124	97,532

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Yong Pyong Resort Co., Ltd.	43,241	$224,347
Y-Optics Manufacture Co., Ltd. (c)	7,306	52,815
Young Poong Corp.	624	348,031
Youngone Corp. (c)	11,170	330,816
Yuanta Securities Korea Co., Ltd. (c)	80,314	198,971
Yungjin Pharmaceutical Co., Ltd. (b)(c)	58,050	332,804
Yuyang D&U Co., Ltd. (c)	31,907	134,642
		86,948,729
SPAIN — 1.2%
Abengoa SA Class B (c)	13,465,324	143,591
Aedas Homes SAU (c)(d)	14,038	338,002
Amper SA (c)	735,981	232,971
Applus Services SA	59,183	757,335
Atresmedia Corp. de Medios de Comunicacion SA (b)	56,602	221,231
Befesa SA (d)	11,828	504,523
Construcciones y Auxiliar de Ferrocarriles SA	12,680	583,565
Ence Energia y Celulosa SA (b)	59,914	246,820
Ercros SA	69,725	200,362
Euskaltel SA (d)	51,371	517,245
Faes Farma SA	199,567	1,120,069
Global Dominion Access SA (c)(d)	46,894	192,131
Grupo Ezentis SA (b)(c)	326,199	147,196
Indra Sistemas SA (b)(c)	36,862	421,224
Lar Espana Real Estate Socimi SA REIT	27,595	219,925
Let's GOWEX SA (a)(b)(c)	9,561	—
Liberbank SA	1,145,843	430,880
Melia Hotels International SA	18,479	163,037
Miquel y Costas & Miquel SA (b)	11,331	208,592
Neinor Homes SA (b)(c)(d)	26,593	328,357
Obrascon Huarte Lain SA (c)	90,487	107,666
Pharma Mar SA (b)(c)	65,393	262,051
Promotora de Informaciones SA Class A (c)	301,009	486,551
Quabit Inmobiliaria SA (b)(c)	28,010	31,504
Sacyr SA	145,499	424,639
Solaria Energia y Medio Ambiente SA (c)	44,310	338,218
Talgo SA (c)(d)	41,223	281,801
Tecnicas Reunidas SA (b)(c)	21,785	581,997
Tubacex SA	89,931	285,681
Unicaja Banco SA (d)	394,657	428,826
		10,205,990
SWEDEN — 3.2%
AcadeMedia AB (d)	32,290	190,062
Adapteo Oyj (c)	29,578	363,301
Alimak Group AB (d)	22,070	329,127
Arjo AB Class B	88,711	427,016
Attendo AB (d)	53,473	308,178
Avanza Bank Holding AB	55,523	580,079
Security Description	Shares	Value
Betsson AB (c)	55,632	$259,587
Bilia AB Class A	30,665	348,218
BioArctic AB (b)(d)	12,212	123,802
BioGaia AB Class B	6,923	313,941
Biotage AB	39,936	529,007
Bonava AB Class B	41,721	443,459
Boozt AB (b)(c)(d)	21,907	124,032
Bravida Holding AB (d)	90,372	878,035
Bufab AB	25,368	353,920
Bure Equity AB	24,634	557,887
Cellavision AB	20,780	709,238
Clas Ohlson AB Class B	7,901	95,207
Climeon AB (b)(c)	11,288	82,480
Cloetta AB Class B	120,469	407,953
Collector AB (b)(c)	38,203	206,093
Coor Service Management Holding AB (d)	47,830	421,020
Duni AB	18,444	254,562
Dustin Group AB (d)	40,356	323,976
Fingerprint Cards AB Class B (b)(c)	173,255	349,432
Granges AB	40,597	429,126
Haldex AB (b)	48,418	263,786
Hansa Biopharma AB (c)	15,415	138,077
Hemfosa Fastigheter AB	51,170	663,058
HIQ International AB (c)	35,198	194,395
Hoist Finance AB (b)(c)(d)	28,411	151,569
Immunovia AB (c)	5,223	100,208
Instalco Intressenter AB	34,936	504,575
Inwido AB	33,890	261,025
JM AB (b)	36,526	1,082,391
Karo Pharma AB (c)	90,247	390,641
Klovern AB Class B	207,690	509,848
KNOW IT AB	25,689	572,175
Kungsleden AB	89,292	938,605
LeoVegas AB (b)(d)	70,784	223,141
Lindab International AB	57,910	739,878
Mekonomen AB (c)	16,167	160,702
Minesto AB (c)	43,631	70,287
MIPS AB	6,317	133,884
Modern Times Group MTG AB Class B (c)	24,031	286,620
Munters Group AB (c)(d)	57,331	300,464
Mycronic AB	33,408	660,591
NCC AB Class B	46,822	766,274
NetEnt AB	102,753	283,746
New Wave Group AB Class B	103,959	664,108
Nobia AB	57,777	430,810
Nobina AB (d)	53,437	367,909
Nolato AB Class B	13,214	776,377
Nordic Entertainment Group AB Class B	18,819	608,734
Oncopeptides AB (b)(c)(d)	15,628	211,856
Paradox Interactive AB (b)	16,614	266,220
PowerCell Sweden AB (c)	10,515	173,208
Ratos AB Class B	72,007	257,073

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
RaySearch Laboratories AB (c)	15,472	$177,181
Recipharm AB Class B	27,809	442,636
Resurs Holding AB (d)	55,249	355,006
Samhallsbyggnadsbolaget i Norden AB (b)	104,797	256,925
SAS AB (c)	95,534	155,838
Scandi Standard AB	31,733	252,208
Scandic Hotels Group AB (d)	33,642	375,196
SkiStar AB	23,631	299,898
SpectraCure AB (c)	28,585	80,615
Stillfront Group AB (c)	6,288	246,857
Storytel AB (c)	10,041	153,601
Tethys Oil AB	34,109	307,530
Tobii AB (b)(c)	43,308	173,768
Troax Group AB	20,683	266,905
Vitrolife AB	46,393	978,802
		27,083,939
SWITZERLAND — 2.2%
AC Immune SA (b)(c)	31,959	272,291
ALSO Holding AG (c)	2,809	473,993
APG SGA SA	322	94,437
Arbonia AG (c)	22,109	287,678
Aryzta AG (b)	506,192	565,601
Ascom Holding AG	22,891	248,684
Autoneum Holding AG	1,546	185,517
Bachem Holding AG Class B	3,940	629,847
Basilea Pharmaceutica AG (b)(c)	3,872	187,372
Bell Food Group AG (c)	883	238,907
Bobst Group SA (b)	3,018	175,623
Bossard Holding AG Class A	2,168	391,129
Burckhardt Compression Holding AG	1,505	411,860
Coltene Holding AG (c)	2,518	230,907
Comet Holding AG	3,693	467,560
Conzzeta AG	91	108,634
Feintool International Holding AG (b)(c)	2,390	152,530
GAM Holding AG (c)	96,509	279,456
Gurit Holding AG	256	394,965
Huber + Suhner AG	6,820	540,895
Implenia AG	8,961	363,308
Inficon Holding AG	1,023	811,871
Interroll Holding AG	444	997,263
Intershop Holding AG	273	159,850
Kardex AG	4,425	744,850
Komax Holding AG (b)	2,394	584,439
LEM Holding SA	293	430,869
Leonteq AG (b)(c)	3,956	134,161
Medartis Holding AG (b)(c)(d)	3,192	144,050
Metall Zug AG Class B	149	335,437
Meyer Burger Technology AG (b)(c)	57,528	22,278
Mobilezone Holding AG (c)	19,908	223,267
Mobimo Holding AG	3,368	1,003,426
Orior AG (c)	6,253	577,935
Phoenix Mecano AG	490	242,128
Security Description	Shares	Value
Rieter Holding AG	1,590	$226,756
Schweiter Technologies AG	580	734,321
Schweizerische Nationalbank (b)	44	244,911
Sensirion Holding AG (b)(c)(d)	4,360	184,828
Siegfried Holding AG (c)	1,225	593,303
Swissquote Group Holding SA	5,998	300,535
u-blox Holding AG	3,995	403,481
Valiant Holding AG	7,191	730,722
Valora Holding AG (c)	5,044	1,406,392
Vetropack Holding AG	142	445,789
Ypsomed Holding AG (b)(c)	2,017	272,863
Zehnder Group AG	2,798	131,759
Zur Rose Group AG (c)	2,819	311,492
		19,100,170
UNITED ARAB EMIRATES — 0.0% (e)
Borr Drilling, Ltd. (b)(c)	37,985	327,489
UNITED KINGDOM — 9.8%
888 Holdings PLC	176,354	385,481
A.G. Barr PLC	50,035	384,447
AA PLC	371,680	286,321
AJ Bell PLC	87,418	496,812
Allied Minds PLC (c)	109,059	74,405
Amigo Holdings PLC (d)	85,224	74,966
Anglo Pacific Group PLC	134,407	341,867
AO World PLC (b)(c)	89,237	106,750
Arrow Global Group PLC	96,079	326,093
Ascential PLC (d)	151,012	783,809
Assura PLC REIT	1,559,453	1,607,260
Aston Martin Lagonda Global Holdings PLC (b)(c)(d)	41,008	282,383
Autolus Therapeutics PLC (b)(c)	12,708	167,746
Avon Rubber PLC	18,429	510,249
Balfour Beatty PLC	232,028	803,489
Biffa PLC (d)	152,351	553,006
Big Yellow Group PLC REIT	84,531	1,343,790
BMO Commercial Property Trust	304,753	466,702
Bodycote PLC	47,087	593,844
Bovis Homes Group PLC	76,580	1,377,683
Brewin Dolphin Holdings PLC	177,679	876,557
Cairn Energy PLC	367,429	997,841
Capital & Counties Properties PLC	328,023	1,137,214
Capital & Regional PLC REIT	38,715	13,027
Card Factory PLC	216,685	424,552
Chemring Group PLC	109,532	348,972
Civitas Social Housing PLC REIT	140,944	170,471
Clarkson PLC	13,144	526,729
CMC Markets PLC (d)	40,394	78,449
Coats Group PLC	621,937	614,638
Costain Group PLC	57,324	121,048
Countryside Properties PLC (d)	119,702	721,835
Cranswick PLC	10,801	485,063
Crest Nicholson Holdings PLC	146,460	837,791
Devro PLC	167,094	394,903

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Dixons Carphone PLC	438,650	$837,949
Domino's Pizza Group PLC	287,828	1,220,924
Drax Group PLC	225,478	937,925
EI Group PLC (c)	467,850	1,758,949
Elementis PLC	284,397	674,392
Empiric Student Property PLC REIT	393,171	507,832
Endava PLC (c)	2,168	101,029
EnQuest PLC (c)	768,725	219,357
Equiniti Group PLC (d)	215,166	588,325
Essentra PLC	166,080	957,944
FDM Group Holdings PLC	18,109	248,056
Firstgroup PLC (c)	564,671	938,053
Forterra PLC (d)	110,214	505,911
Frasers Group PLC (c)	84,713	514,657
Funding Circle Holdings PLC (c)(d)	110,836	128,329
Future PLC	45,658	877,039
Galliford Try PLC	59,655	679,246
Games Workshop Group PLC	13,397	1,083,496
Genel Energy PLC (b)	117,807	295,275
Go-Ahead Group PLC	18,965	554,736
Gocompare.Com Group PLC	180,622	248,850
Grainger PLC	268,612	1,114,503
Gulf Keystone Petroleum, Ltd.	172,455	485,477
Gym Group PLC (d)	67,431	258,162
Halfords Group PLC	92,891	208,336
Hammerson PLC REIT	354,456	1,449,550
Hansteen Holdings PLC REIT	361,196	556,968
Hastings Group Holdings PLC (d)	97,120	230,558
Helical PLC	44,400	278,802
Hill & Smith Holdings PLC	40,907	798,242
Hunting PLC	70,047	387,326
Ibstock PLC (d)	223,666	933,350
Indivior PLC (c)	334,226	172,679
IntegraFin Holdings PLC	120,649	711,243
International Personal Finance PLC	116,922	249,377
Intu Properties PLC REIT (c)	456,143	205,454
ITE Group PLC	196,832	265,968
J D Wetherspoon PLC	88,106	1,941,028
John Menzies PLC	65,882	412,821
Johnston Press PLC (a)	358	—
JPJ Group PLC (c)	44,328	415,176
Jupiter Fund Management PLC	149,060	808,826
Just Group PLC (c)	506,227	529,793
Kainos Group PLC	14,407	141,616
Keller Group PLC	60,329	599,407
Kier Group PLC (b)	91,707	116,690
Lancashire Holdings, Ltd.	110,334	1,121,086
Lb-shell PLC (a)	571	—
LondonMetric Property PLC REIT	2,681	8,403
Lookers PLC	140,622	102,459
Luxfer Holdings PLC	9,537	176,530
LXI REIT PLC	220,569	409,079
Security Description	Shares	Value
Marshalls PLC	111,439	$1,269,609
Marston's PLC	231,266	389,702
McCarthy & Stone PLC (d)	286,119	564,764
Metro Bank PLC (b)(c)	79,489	217,135
Mitchells & Butlers PLC (c)	114,836	699,033
Mitie Group PLC	124,706	239,546
Morgan Advanced Materials PLC	192,290	807,514
Morgan Sindall Group PLC	24,988	536,267
N Brown Group PLC	61,427	132,479
NCC Group PLC	39,013	116,544
NewRiver REIT PLC (b)	244,458	649,311
Northern Drilling, Ltd. (c)	21,190	49,796
Northgate PLC	52,339	215,635
NuCana PLC ADR (b)(c)	8,176	49,874
On the Beach Group PLC (d)	80,716	521,170
OneSavings Bank PLC	165,478	950,087
Orchard Therapeutics PLC (b)(c)	32,020	440,275
Oxford Biomedica PLC (c)	36,246	309,709
Pagegroup PLC	101,513	703,327
Paragon Banking Group PLC	140,568	1,003,713
Pendragon PLC	701,519	120,814
Petrofac, Ltd.	102,300	518,914
Pets at Home Group PLC	332,295	1,230,822
Photo-Me International PLC	113,043	145,261
Picton Property Income, Ltd. REIT (c)	187,966	241,538
Playtech PLC	118,506	623,254
Polypipe Group PLC	122,336	875,149
Premier Oil PLC (b)(c)	382,387	497,449
Primary Health Properties PLC REIT	337,571	715,516
Provident Financial PLC	116,756	707,008
PZ Cussons PLC	208,528	575,976
QinetiQ Group PLC	302,373	1,433,235
Rathbone Brothers PLC	26,790	755,939
RDI REIT PLC	125,529	217,846
Regional REIT, Ltd. (d)	189,914	284,798
Renewi PLC	311,921	149,585
Restaurant Group PLC	219,733	474,479
RPS Group PLC	68,522	154,861
Sabre Insurance Group PLC (d)	125,415	511,722
Safestore Holdings PLC REIT	122,479	1,307,768
Saga PLC	602,796	423,234
Sanne Group PLC	85,807	769,565
Savills PLC	60,252	905,944
Schroder Real Estate Investment Trust, Ltd.	604,519	442,863
Seadrill, Ltd. (b)(c)	29,064	73,823
Senior PLC	452,947	1,037,472
SIG PLC	283,171	461,411
Sirius Minerals PLC (b)(c)	3,054,373	142,672
Sole Realisation Co. PLC (a)	16,733	—
Spire Healthcare Group PLC (d)	107,260	201,772
Spirent Communications PLC	208,292	693,976
St Modwen Properties PLC	129,552	852,972
Stagecoach Group PLC	289,500	613,625

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SThree PLC	21,889	$109,900
Stobart Group, Ltd. (b)	215,159	307,265
Superdry PLC (b)	25,851	172,429
Synthomer PLC	45,773	214,537
TalkTalk Telecom Group PLC	425,418	654,308
Ted Baker PLC (b)	20,984	113,418
Telecom Plus PLC	36,643	729,113
Thomas Cook Group PLC (a)(b)	442,364	—
Triple Point Social Housing REIT PLC (b)(d)	191,065	227,802
Tyman PLC	124,062	446,214
U & I Group PLC	89,911	210,586
UK Commercial Property REIT, Ltd.	173,783	204,435
Ultra Electronics Holdings PLC	41,372	1,158,632
Vectura Group PLC	166,341	204,274
Vesuvius PLC	29,615	196,162
Victrex PLC	29,108	961,707
Virgin Money UK PLC (b)	408,926	1,003,217
William Hill PLC	392,860	980,772
Workspace Group PLC REIT	21,441	337,439
		83,942,339
UNITED STATES — 1.1%
Alacer Gold Corp. (c)	242,482	1,290,245
Argonaut Gold, Inc. (c)	42,268	63,561
Civeo Corp. (c)	103,971	134,123
Constellium SE (c)	75,594	1,012,960
Cott Corp.	39,016	533,753
DHT Holdings, Inc.	65,812	544,923
Energy Fuels, Inc. (b)(c)	37,536	71,787
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	19,857	—
Hudson, Ltd. Class A (c)	20,360	312,322
IMAX Corp. (c)	38,308	782,632
MeiraGTx Holdings PLC (c)	7,388	147,908
Myovant Sciences, Ltd. (b)(c)	16,156	250,741
Nabriva Therapeutics PLC (b)(c)	31,824	42,008
New Pride Corp. (c)	8,992	8,242
Nordic American Tankers, Ltd.	103,109	507,296
Ormat Technologies, Inc.	1	59
Oxford Immunotec Global PLC (c)	19,811	328,863
Quotient, Ltd. (b)(c)	41,317	392,925
Reliance Worldwide Corp., Ltd. (b)	329,405	935,483
Sims Metal Management, Ltd. (b)	90,333	677,541
Stratasys, Ltd. (b)(c)	33,734	682,270
TI Fluid Systems PLC (d)	96,198	338,986
Tucows, Inc. Class A (b)(c)	8,234	508,696
Viemed Healthcare, Inc. (c)	12,120	75,986
		9,643,310
TOTAL COMMON STOCKS (Cost $837,300,960)		853,783,307

Security Description	Shares	Value
RIGHTS — 0.0% (e)
CANADA — 0.0% (e)
Pan American Silver Corp. (CVR) (expiring 02/22/29) (c)	180,773	$69,702
NORWAY — 0.0% (e)
XXL ASA (expiring 10/19/25)	4,083	813
SPAIN — 0.0% (e)
Faes Farma SA, (expiring 12/19/30) (b) (c)	202,559	32,482
TOTAL RIGHTS (Cost $88,789)		102,997
WARRANTS — 0.0% (e)
FRANCE — 0.0% (e)
CGG SA (expiring 02/21/22) (c)	533	291
CGG SA (expiring 02/21/23) (c)	1,729	293
		584
SINGAPORE — 0.0% (e)
Ezion Holdings, Ltd. (expiring 04/16/23) (b)	389,064	—
Ezion Holdings, Ltd. (expiring 04/24/20) (a) (b) (c)	115,305	—
		0
TOTAL WARRANTS (Cost $0)		584
SHORT-TERM INVESTMENT — 6.0%
State Street Navigator Securities Lending Portfolio II (g) (h) (Cost $51,289,870)	51,289,870	51,289,870
TOTAL INVESTMENTS — 105.7% (Cost $888,679,619)		905,176,758
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(48,541,158)
NET ASSETS — 100.0%		$856,635,600
(a)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $461,766, representing less than 0.05% of the Fund's net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$852,659,572	$661,969	$461,766	$853,783,307
Rights	—	102,997	—	102,997
Warrants	584	—	0(a)	584
Short-Term Investment	51,289,870	—	—	51,289,870
TOTAL INVESTMENTS	$903,950,026	$764,966	$461,766	$905,176,758
(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2019.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,808,634	$2,808,915	$19,352,297	$22,161,186	$—	$—	—	$—	$14,387
State Street Navigator Securities Lending Portfolio II	—	—	82,201,682	30,911,812	—	—	51,289,870	51,289,870	259,242
State Street Navigator Securities Lending Portfolio III	65,464,495	65,464,495	8,767,009	74,231,504	—	—	—	—	157,516
Total		$68,273,410	$110,320,988	$127,304,502	$—	$—		$51,289,870	$431,145
See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 9.9%
BWP Trust REIT	1,763,258	$4,858,771
Charter Hall Retail REIT	1,299,544	3,900,708
Dexus REIT	3,962,116	32,586,489
Goodman Group REIT	5,858,806	55,063,656
GPT Group REIT	7,045,417	27,734,430
Scentre Group REIT	19,464,055	52,403,057
Shopping Centres Australasia Property Group REIT	3,397,404	6,376,509
Vicinity Centres REIT	11,754,114	20,573,765
		203,497,385
AUSTRIA — 0.6%
CA Immobilien Anlagen AG	266,598	11,207,142
BELGIUM — 1.2%
Cofinimmo SA REIT	89,536	13,166,039
Warehouses De Pauw CVA REIT	67,383	12,268,383
		25,434,422
BRAZIL — 1.1%
BR Malls Participacoes SA	3,182,097	14,286,094
Multiplan Empreendimentos Imobiliarios SA	989,140	8,138,945
		22,425,039
CANADA — 3.2%
Allied Properties Real Estate Investment Trust	219,492	8,813,533
Artis Real Estate Investment Trust	246,473	2,261,831
Boardwalk Real Estate Investment Trust	82,659	2,927,725
Canadian Apartment Properties REIT	302,626	12,371,085
Dream Office Real Estate Investment Trust	100,410	2,410,459
First Capital Real Estate Investment Trust	392,143	6,250,700
Granite Real Estate Investment Trust	96,571	4,913,634
H&R Real Estate Investment Trust	511,012	8,314,905
RioCan Real Estate Investment Trust	566,711	11,694,765
SmartCentres Real Estate Investment Trust	256,303	6,168,665
		66,127,302
FRANCE — 8.0%
Covivio REIT	162,584	18,469,046
Gecina SA REIT	200,506	35,920,834
Klepierre SA REIT	764,470	29,047,267
Unibail-Rodamco-Westfield	3,027,636	23,815,422
Unibail-Rodamco-Westfield, REIT (a)	351,716	55,528,765
		162,781,334
Security Description	Shares	Value
GERMANY — 6.7%
alstria office REIT-AG	575,190	$10,814,646
Aroundtown SA	3,266,354	29,273,182
Deutsche EuroShop AG	182,471	5,411,440
Deutsche Wohnen SE	1,314,974	53,758,019
Grand City Properties SA	370,675	8,895,844
LEG Immobilien AG	250,758	29,709,763
		137,862,894
HONG KONG — 7.6%
Hang Lung Properties, Ltd.	6,887,755	15,115,969
Hongkong Land Holdings, Ltd.	4,268,000	24,541,000
Hysan Development Co., Ltd.	2,247,846	8,813,329
Link REIT	7,664,355	81,150,605
Wharf Real Estate Investment Co., Ltd.	4,220,000	25,752,843
		155,373,746
JAPAN — 30.6%
Activia Properties, Inc. REIT	2,558	12,804,711
Advance Residence Investment Corp. REIT	5,050	15,985,277
Aeon Mall Co., Ltd.	373,340	6,657,768
AEON REIT Investment Corp.	5,463	7,475,023
Comforia Residential REIT, Inc.	2,127	6,732,809
Daiwa House REIT Investment Corp.	6,832	17,828,895
Daiwa Office Investment Corp. REIT	1,112	8,533,775
Frontier Real Estate Investment Corp. REIT (b)	1,779	7,472,864
Fukuoka REIT Corp.	2,641	4,495,836
Global One Real Estate Investment Corp. REIT	3,508	4,538,531
GLP J-REIT	14,023	17,406,972
Hoshino Resorts REIT, Inc.	809	4,176,204
Hulic Co., Ltd. (b)	1,823,990	22,087,608
Hulic Reit, Inc.	4,258	7,726,502
Industrial & Infrastructure Fund Investment Corp. REIT	6,541	9,973,257
Invesco Office J-Reit, Inc.	32,447	6,711,834
Invincible Investment Corp. REIT (b)	22,230	12,661,946
Japan Excellent, Inc. REIT	4,524	7,318,327
Japan Hotel REIT Investment Corp. (b)	16,269	12,155,903
Japan Logistics Fund, Inc. REIT	3,300	8,414,355
Japan Prime Realty Investment Corp. REIT	3,365	14,754,290
Japan Real Estate Investment Corp. REIT	5,064	33,550,311
Japan Rental Housing Investments, Inc. REIT	5,980	5,849,312
Japan Retail Fund Investment Corp. REIT	9,576	20,557,449
Kenedix Office Investment Corp. REIT	1,564	12,060,106

See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Kenedix Residential Next Investment Corp. REIT	3,307	$6,226,015
Kenedix Retail REIT Corp.	1,954	4,971,530
LaSalle Logiport REIT	4,970	7,376,683
Leopalace21 Corp. (b)(c)	892,900	2,916,766
MCUBS MidCity Investment Corp. REIT	6,479	7,034,939
Mirai Corp. REIT	5,768	3,237,617
Mitsui Fudosan Co., Ltd.	3,579,300	88,004,505
Mitsui Fudosan Logistics Park, Inc. REIT	1,230	5,461,008
Mori Hills REIT Investment Corp.	5,811	9,651,581
Mori Trust Sogo Reit, Inc.	3,513	6,297,055
Nippon Accommodations Fund, Inc. REIT	1,768	11,160,322
Nippon Building Fund, Inc. REIT	5,163	37,769,358
Nippon Prologis REIT, Inc.	8,592	21,852,577
NIPPON REIT Investment Corp.	1,641	7,217,833
Nomura Real Estate Master Fund, Inc. REIT	16,628	28,398,038
Orix JREIT, Inc.	10,095	21,857,405
Premier Investment Corp. REIT	4,802	6,787,092
Sekisui House Reit, Inc.	14,856	12,494,487
Tokyu Fudosan Holdings Corp.	2,204,700	15,316,757
Tokyu REIT, Inc.	3,388	6,419,040
United Urban Investment Corp. REIT	11,405	21,366,993
Unizo Holdings Co., Ltd.	124,800	5,879,696
		625,627,162
MALTA — 0.0% (d)
BGP Holdings PLC (e)	32,410,441	—
MEXICO — 0.8%
Fibra Uno Administracion SA de CV REIT	10,912,995	16,926,585
NETHERLANDS — 0.4%
Eurocommercial Properties NV REIT	150,004	4,209,485
Wereldhave NV REIT (b)	146,833	3,316,178
		7,525,663
PHILIPPINES — 1.7%
SM Prime Holdings, Inc.	41,066,000	34,137,202
ROMANIA — 0.7%
NEPI Rockcastle PLC	1,727,682	15,299,379
SINGAPORE — 7.5%
Ascendas Real Estate Investment Trust	10,961,078	24,210,316
CapitaLand Commercial Trust REIT	10,408,529	15,403,988
CapitaLand Mall Trust REIT	10,390,847	19,009,768
CapitaLand, Ltd.	9,211,597	25,689,576
Frasers Logistics & Industrial Trust REIT	5,677,800	5,235,914
Security Description	Shares	Value
Keppel REIT	7,017,353	$6,471,214
Mapletree Commercial Trust REIT (b)	7,836,371	13,928,477
Mapletree Industrial Trust REIT	5,536,700	10,705,701
Mapletree Logistics Trust REIT	10,937,197	14,152,919
Mapletree North Asia Commercial Trust REIT	7,803,500	6,731,908
Suntec Real Estate Investment Trust	8,476,676	11,599,363
		153,139,144
SOUTH AFRICA — 1.5%
Growthpoint Properties, Ltd. REIT	10,832,589	17,127,939
Hyprop Investments, Ltd. REIT	933,027	3,739,848
Redefine Properties, Ltd. REIT	19,855,347	10,734,539
		31,602,326
SPAIN — 1.5%
Inmobiliaria Colonial Socimi SA REIT	889,274	11,339,661
Merlin Properties Socimi SA REIT	1,340,437	19,244,344
		30,584,005
SWEDEN — 2.6%
Castellum AB	936,359	22,005,969
Fabege AB	1,001,048	16,650,181
Hemfosa Fastigheter AB (b)	617,976	8,007,701
Kungsleden AB	652,990	6,863,997
		53,527,848
SWITZERLAND — 2.6%
PSP Swiss Property AG	150,517	20,766,325
Swiss Prime Site AG (c)	276,909	31,998,882
		52,765,207
THAILAND — 0.5%
Central Pattana PCL NVDR	4,909,159	10,202,233
UNITED KINGDOM — 10.8%
British Land Co. PLC REIT	3,443,316	29,139,088
Capital & Counties Properties PLC	3,114,887	10,798,916
Derwent London PLC REIT	385,103	20,457,635
Grainger PLC	2,237,281	9,282,746
Great Portland Estates PLC REIT	925,636	10,545,638
Hammerson PLC REIT	2,808,553	11,485,593
Intu Properties PLC REIT (c)	3,383,066	1,523,784
Land Securities Group PLC REIT	2,747,000	36,026,993
Segro PLC REIT	4,009,223	47,652,275
Shaftesbury PLC REIT	806,702	10,099,017
Tritax Big Box REIT PLC	6,223,856	12,268,646

See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
UNITE Group PLC REIT	1,329,707	$22,195,282
		221,475,613
TOTAL COMMON STOCKS (Cost $1,859,820,262)		2,037,521,631

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (f) (g)	2,161,660	2,161,876
State Street Navigator Securities Lending Portfolio II (h) (i)	20,027,301	20,027,301
TOTAL SHORT-TERM INVESTMENTS (Cost $22,189,177)		22,189,177
TOTAL INVESTMENTS — 100.6% (Cost $1,882,009,439)		2,059,710,808
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(12,915,717)
NET ASSETS — 100.0%		$2,046,795,091

(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $0, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,037,521,631	$—	$0(a)	$2,037,521,631
Short-Term Investments	22,189,177	—	—	22,189,177
TOTAL INVESTMENTS	$2,059,710,808	$—	$0	$2,059,710,808
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2019.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,617,248	$1,617,410	$118,968,783	$118,424,221	$(96)	$—	2,161,660	$2,161,876	$19,105
State Street Navigator Securities Lending Portfolio II	—	—	32,191,810	12,164,509	—	—	20,027,301	20,027,301	13,903
State Street Navigator Securities Lending Portfolio III	6,903,374	6,903,374	1,765,232	8,668,606	—	—	—	—	14,033
Total		$8,520,784	$152,925,825	$139,257,336	$(96)	$—		$22,189,177	$47,041
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 10.0%
Atlas Arteria, Ltd.	1,013,496	$5,578,383
Qube Holdings, Ltd.	2,426,151	5,610,974
Sydney Airport Stapled Security	1,669,155	10,161,062
Transurban Group Stapled Security	2,006,352	21,028,548
		42,378,967
BRAZIL — 0.8%
Centrais Eletricas Brasileiras SA ADR (a)	47,522	442,905
Cia de Saneamento Basico do Estado de Sao Paulo ADR	59,825	900,366
Cia Energetica de Minas Gerais ADR	169,804	579,032
Ultrapar Participacoes SA ADR (a)	209,707	1,312,766
		3,235,069
CANADA — 11.0%
Enbridge, Inc. (a)(b)	535,054	21,303,133
Enbridge, Inc. (b)	25,797	1,025,947
Gibson Energy, Inc. (a)	40,253	825,392
Inter Pipeline, Ltd. (a)	114,313	1,986,979
Keyera Corp.	59,375	1,557,692
Pembina Pipeline Corp. (a)	141,596	5,255,458
TC Energy Corp.	258,448	13,783,894
Westshore Terminals Investment Corp. (a)	66,636	973,782
		46,712,277
CHILE — 0.3%
Enel Americas SA ADR	127,894	1,404,276
CHINA — 3.5%
Beijing Capital International Airport Co., Ltd. Class H	2,474,000	2,397,225
Beijing Enterprises Water Group, Ltd. (c)	1,048,000	529,932
CGN Power Co., Ltd. Class H (d)	1,779,000	474,899
China Merchants Port Holdings Co., Ltd.	1,962,074	3,318,891
China Resources Gas Group, Ltd.	140,000	769,014
COSCO SHIPPING Ports, Ltd.	2,578,859	2,111,594
Jiangsu Expressway Co., Ltd. Class H	1,848,000	2,533,001
Kunlun Energy Co., Ltd.	694,000	612,788
Zhejiang Expressway Co., Ltd. Class H	2,168,000	1,975,513
		14,722,857
FRANCE — 6.4%
Aeroports de Paris	49,411	9,767,179
Engie SA	320,599	5,182,160
Gaztransport Et Technigaz SA	6,156	590,123
Getlink SE	657,391	11,445,156
		26,984,618
Security Description	Shares	Value
GERMANY — 1.3%
Fraport AG Frankfurt Airport Services Worldwide	55,886	$4,753,832
Hamburger Hafen und Logistik AG	31,795	875,829
		5,629,661
HONG KONG — 1.7%
China Gas Holdings, Ltd.	365,200	1,368,598
Guangdong Investment, Ltd.	506,000	1,058,523
Hutchison Port Holdings Trust	8,171,370	1,405,475
Shenzhen International Holdings, Ltd.	1,435,705	3,154,505
		6,987,101
ITALY — 7.8%
ASTM SpA	53,922	1,631,819
Atlantia SpA	711,545	16,605,158
Enav SpA (d)	385,236	2,300,513
Enel SpA	1,350,071	10,717,291
Societa Iniziative Autostradali e Servizi SpA	103,259	1,731,668
		32,986,449
LUXEMBOURG — 0.1%
Corp. America Airports SA (c)	43,572	261,432
MEXICO — 3.9%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	65,041	3,898,558
Grupo Aeroportuario del Pacifico SAB de CV ADR	56,981	6,758,516
Grupo Aeroportuario del Sureste SAB de CV ADR	30,551	5,724,952
		16,382,026
NETHERLANDS — 0.2%
Koninklijke Vopak NV	18,420	999,292
NEW ZEALAND — 2.0%
Auckland International Airport, Ltd.	1,429,507	8,438,648
SINGAPORE — 0.2%
SIA Engineering Co., Ltd.	372,400	780,997
SPAIN — 7.6%
Aena SME SA (d)	111,204	21,282,907
Iberdrola SA	1,045,966	10,778,204
		32,061,111
SWITZERLAND — 1.2%
Flughafen Zurich AG	28,800	5,255,290
UNITED KINGDOM — 3.0%
National Grid PLC	643,956	8,055,646
Signature Aviation PLC	1,100,811	4,625,728
		12,681,374
UNITED STATES — 38.6%
American Electric Power Co., Inc.	86,342	8,160,182
American Water Works Co., Inc.	31,613	3,883,657
Cheniere Energy, Inc. (c)	64,742	3,953,794
Consolidated Edison, Inc.	58,095	5,255,855

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Dominion Energy, Inc.	143,718	$11,902,725
DTE Energy Co.	32,031	4,159,866
Duke Energy Corp.	127,449	11,624,623
Edison International	62,614	4,721,722
Equitrans Midstream Corp. (a)	56,567	755,735
Eversource Energy	56,562	4,811,729
Exelon Corp.	169,944	7,747,747
FirstEnergy Corp.	94,430	4,589,298
Kinder Morgan, Inc.	539,484	11,420,876
Macquarie Infrastructure Corp.	117,475	5,032,629
NextEra Energy, Inc.	85,465	20,696,204
ONEOK, Inc.	114,408	8,657,253
Public Service Enterprise Group, Inc.	88,457	5,223,386
Sempra Energy	48,027	7,275,130
Southern Co.	182,857	11,647,991
Targa Resources Corp.	64,549	2,635,536
WEC Energy Group, Inc.	55,173	5,088,606
Williams Cos., Inc.	335,852	7,966,410
Xcel Energy, Inc.	91,681	5,820,827
		163,031,781
TOTAL COMMON STOCKS (Cost $372,534,200)		420,933,226

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e) (f)	686,413	686,481
State Street Navigator Securities Lending Portfolio II (g) (h)	1,895,361	1,895,361
TOTAL SHORT-TERM INVESTMENTS (Cost $2,581,842)		2,581,842
TOTAL INVESTMENTS — 100.2% (Cost $375,116,042)		423,515,068
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(734,333)
NET ASSETS — 100.0%		$422,780,735

(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.7% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$420,933,226	$—	$—	$420,933,226
Short-Term Investments	2,581,842	—	—	2,581,842
TOTAL INVESTMENTS	$423,515,068	$—	$—	$423,515,068
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,102,766	$912,880	$8,864,136	$9,090,501	$(34)	$—	686,413	$686,481	$3,992
State Street Navigator Securities Lending Portfolio II	—	—	18,516,123	16,620,762	—	—	1,895,361	1,895,361	3,247
State Street Navigator Securities Lending Portfolio III	1,828,735	1,828,735	327,469	2,156,204	—	—	—	—	386
Total		$2,741,615	$27,707,728	$27,867,467	$(34)	$—		$2,581,842	$7,625
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 8.1%
BHP Group, Ltd.	2,153,386	$58,914,099
Fortescue Metals Group, Ltd. (a)	1,256,651	9,443,150
Newcrest Mining, Ltd.	560,377	11,915,992
South32, Ltd.	3,778,602	7,171,656
Woodside Petroleum, Ltd.	259,352	6,267,870
		93,712,767
BRAZIL — 3.2%
Petroleo Brasileiro SA ADR	371,197	5,916,880
Vale SA ADR	2,334,420	30,814,344
		36,731,224
CANADA — 12.9%
Agnico Eagle Mines, Ltd.	175,489	10,823,682
Barrick Gold Corp. (b)	12,487	232,263
Barrick Gold Corp. (b)	1,295,969	24,092,064
Canadian Natural Resources, Ltd.	329,335	10,666,721
Franco-Nevada Corp.	137,932	14,262,812
Imperial Oil, Ltd. (a)	66,729	1,767,604
Kirkland Lake Gold, Ltd.	140,421	6,198,340
Nutrien, Ltd. (b)	86,963	4,169,261
Nutrien, Ltd. (a)(b)	980,465	46,974,078
Suncor Energy, Inc.	432,612	14,198,548
Teck Resources, Ltd. Class B	359,289	6,239,590
Wheaton Precious Metals Corp.	328,512	9,788,860
		149,413,823
CHILE — 0.7%
Antofagasta PLC	253,325	3,076,712
Sociedad Quimica y Minera de Chile SA ADR (a)	205,859	5,494,376
		8,571,088
CHINA — 0.6%
CNOOC, Ltd.	4,466,000	7,428,240
COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	71,575	1,428,637
FINLAND — 4.8%
Neste Oyj	119,344	4,155,550
Stora Enso Oyj Class R	1,142,157	16,622,046
UPM-Kymmene Oyj	991,746	34,410,075
		55,187,671
FRANCE — 3.4%
TOTAL SA	701,621	38,748,405
GERMANY — 0.7%
K+S AG	361,842	4,514,551
Thyssenkrupp AG	297,097	4,015,235
		8,529,786
HONG KONG — 0.3%
Nine Dragons Paper Holdings, Ltd.	3,152,000	3,276,675
Security Description	Shares	Value
IRELAND — 1.5%
Smurfit Kappa Group PLC	440,759	$16,950,195
ISRAEL — 0.5%
Israel Chemicals, Ltd.	1,294,077	6,088,231
ITALY — 0.9%
Eni SpA	704,857	10,954,978
JAPAN — 2.9%
JFE Holdings, Inc.	425,000	5,518,059
Nippon Steel Corp.	697,600	10,617,257
Oji Holdings Corp.	1,884,900	10,319,903
Sumitomo Metal Mining Co., Ltd.	200,900	6,551,549
		33,006,768
LUXEMBOURG — 0.7%
ArcelorMittal SA	469,829	8,249,322
NETHERLANDS — 3.3%
OCI NV (c)	118,001	2,483,551
Royal Dutch Shell PLC Class A	1,188,693	35,195,035
		37,678,586
NORWAY — 2.0%
Equinor ASA	305,266	6,096,774
Norsk Hydro ASA	1,002,559	3,723,957
Yara International ASA	327,209	13,598,799
		23,419,530
PERU — 0.2%
Southern Copper Corp.	63,110	2,680,913
RUSSIA — 4.9%
Evraz PLC	398,180	2,131,056
Gazprom PJSC ADR	1,672,636	13,762,449
LUKOIL PJSC ADR	122,600	12,159,468
MMC Norilsk Nickel PJSC ADR	441,489	13,487,489
Novatek PJSC GDR	27,756	5,634,468
Novolipetsk Steel PJSC GDR	83,594	1,926,006
Rosneft Oil Co. PJSC GDR	323,024	2,328,357
Tatneft PJSC ADR	74,443	5,498,360
		56,927,653
SINGAPORE — 1.5%
Wilmar International, Ltd.	5,662,919	17,351,152
SOUTH AFRICA — 2.5%
Anglo American PLC	1,018,747	29,326,500
SOUTH KOREA — 1.2%
Korea Zinc Co., Ltd. (c)	9,448	3,472,178
POSCO ADR	207,392	10,498,183
		13,970,361
SPAIN — 0.6%
Repsol SA	407,546	6,372,560
SWEDEN — 1.0%
Svenska Cellulosa AB SCA Class B	1,125,910	11,426,224

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 2.2%
Glencore PLC (c)	8,055,038	$25,114,004
UNITED KINGDOM — 8.9%
Amcor PLC (b)	684,501	7,491,818
Amcor PLC (b)	611,713	6,630,969
BP PLC	5,620,622	35,114,973
DS Smith PLC	2,541,976	12,937,876
Mondi PLC	905,333	21,258,311
Rio Tinto, Ltd.	273,419	19,296,872
		102,730,819
UNITED STATES — 29.9%
Archer-Daniels-Midland Co.	445,786	20,662,181
Avery Dennison Corp.	67,172	8,787,441
Bunge, Ltd.	112,966	6,501,193
CF Industries Holdings, Inc.	174,147	8,313,778
Chevron Corp.	315,581	38,030,666
ConocoPhillips	184,053	11,968,967
Corteva, Inc.	599,625	17,724,915
EOG Resources, Inc.	96,167	8,054,948
Exxon Mobil Corp.	703,176	49,067,621
FMC Corp.	104,063	10,387,569
Freeport-McMoRan, Inc.	1,065,254	13,976,133
Halliburton Co.	145,237	3,553,949
Ingredion, Inc.	53,233	4,948,007
International Paper Co.	314,669	14,490,508
Marathon Petroleum Corp.	109,136	6,575,444
Mosaic Co.	284,967	6,166,686
Newmont Goldcorp Corp. (b)	367,305	15,959,402
Newmont Goldcorp Corp. (a)(b)	236,419	10,289,947
Nucor Corp.	222,555	12,525,395
Occidental Petroleum Corp.	148,295	6,111,237
Packaging Corp. of America	75,498	8,455,021
Phillips 66	74,412	8,290,241
Pioneer Natural Resources Co.	27,668	4,188,105
Rayonier, Inc. REIT	103,394	3,387,188
Schlumberger, Ltd.	229,265	9,216,453
Sealed Air Corp.	123,330	4,912,234
Valero Energy Corp.	68,656	6,429,634
Westrock Co.	205,285	8,808,779
Weyerhaeuser Co. REIT	596,319	18,008,834
		345,792,476
TOTAL COMMON STOCKS (Cost $1,150,456,151)		1,151,068,588

Security Description	Shares	Value
RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Repsol SA, (expiring 1/21/20) (c) (Cost: $196,116)	415,298	$197,191
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e) (f)	227,555	227,578
State Street Navigator Securities Lending Portfolio II (g) (h)	46,197,383	46,197,383
TOTAL SHORT-TERM INVESTMENTS (Cost $46,424,961)		46,424,961
TOTAL INVESTMENTS — 103.5% (Cost $1,197,077,228)		1,197,690,740
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(40,156,315)
NET ASSETS — 100.0%		$1,157,534,425
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,151,068,588	$—	$—	$1,151,068,588
Rights	197,191	—	—	197,191
Short-Term Investments	46,424,961	—	—	46,424,961
TOTAL INVESTMENTS	$1,197,690,740	$—	$—	$1,197,690,740
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$27,475,669	$27,248,064	$(27)	$—	227,555	$227,578	$16,789
State Street Navigator Securities Lending Portfolio II	—	—	76,195,424	29,998,041	—	—	46,197,383	46,197,383	15,538
State Street Navigator Securities Lending Portfolio III	30,153,220	30,153,220	5,773,322	35,926,542	—	—	—	—	5,729
Total		$30,153,220	$109,444,415	$93,172,647	$(27)	$—		$46,424,961	$38,056
See accompanying notes to schedule of investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
CANADA — 34.7%
Agnico Eagle Mines, Ltd.	390,411	$24,079,485
Barrick Gold Corp.	2,910,309	54,132,758
Cameco Corp.	201,667	1,794,669
Canadian Natural Resources, Ltd.	605,677	19,617,069
Cenovus Energy, Inc.	519,731	5,290,495
Encana Corp. (a)	663,216	3,109,584
Franco-Nevada Corp.	305,743	31,615,253
Husky Energy, Inc.	153,702	1,235,068
Imperial Oil, Ltd.	120,552	3,193,338
Kinross Gold Corp. (b)	2,045,196	9,715,371
Kirkland Lake Gold, Ltd.	312,384	13,788,980
Lundin Mining Corp. (a)	1,044,978	6,253,348
Nutrien, Ltd.	784,248	37,599,150
Suncor Energy, Inc.	792,778	26,019,381
Teck Resources, Ltd. Class B	799,196	13,879,232
Wheaton Precious Metals Corp.	731,153	21,786,583
		273,109,764
UNITED STATES — 63.5%
Apache Corp.	191,620	4,903,556
Archer-Daniels-Midland Co.	762,481	35,340,994
Bunge, Ltd.	193,734	11,149,392
CF Industries Holdings, Inc.	298,856	14,267,385
Chevron Corp.	617,969	74,471,444
Concho Resources, Inc.	102,472	8,973,473
ConocoPhillips	565,796	36,793,714
Continental Resources, Inc.	43,876	1,504,947
Corteva, Inc.	1,025,174	30,304,143
Devon Energy Corp.	206,042	5,350,911
Diamondback Energy, Inc.	83,131	7,719,545
EOG Resources, Inc.	295,733	24,770,596
Exxon Mobil Corp.	1,065,838	74,374,176
FMC Corp.	178,569	17,824,758
Freeport-McMoRan, Inc.	2,369,183	31,083,681
Hess Corp.	131,899	8,812,172
Marathon Oil Corp.	409,816	5,565,301
Mosaic Co.	486,009	10,517,235
Newmont Goldcorp Corp. (c)	1,311,999	57,006,356
Newmont Goldcorp Corp. (c)	26,835	1,167,972
Security Description	Shares	Value
Noble Energy, Inc.	243,699	$6,053,483
Occidental Petroleum Corp.	455,871	18,786,444
Pioneer Natural Resources Co.	85,204	12,897,329
		499,639,007
ZAMBIA — 1.5%
First Quantum Minerals, Ltd.	1,125,724	11,433,033
TOTAL COMMON STOCKS (Cost $717,349,461)		784,181,804

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	928,237	928,330
State Street Navigator Securities Lending Portfolio II (f) (g)	3,654,631	3,654,631
TOTAL SHORT-TERM INVESTMENTS (Cost $4,582,955)		4,582,961
TOTAL INVESTMENTS — 100.3% (Cost $721,932,416)		788,764,765
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(2,164,239)
NET ASSETS — 100.0%		$786,600,526
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$784,181,804	$—	$—	$784,181,804
Short-Term Investments	4,582,961	—	—	4,582,961
TOTAL INVESTMENTS	$788,764,765	$—	$—	$788,764,765
See accompanying notes to schedule of investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	236,062	$236,086	$11,641,556	$10,949,276	$(42)	$6	928,237	$928,330	$9,755
State Street Navigator Securities Lending Portfolio II	—	—	15,580,502	11,925,871	—	—	3,654,631	3,654,631	1,592
State Street Navigator Securities Lending Portfolio III	494,725	494,725	1,861,097	2,355,822	—	—	—	—	452
Total		$730,811	$29,083,155	$25,230,969	$(42)	$6		$4,582,961	$11,799
See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ARGENTINA — 0.0% (a)
Globant SA (b)	1,800	$190,890
Grupo Financiero Galicia SA ADR (c)	14,193	230,352
		421,242
AUSTRALIA — 4.6%
Alumina, Ltd.	618,230	999,545
AMP, Ltd. (c)	302,464	407,162
Australia & New Zealand Banking Group, Ltd.	271,691	4,703,966
BHP Group PLC	164,516	3,872,406
BHP Group, Ltd.	269,116	7,362,696
Boral, Ltd.	305,637	962,517
Brambles, Ltd.	206,816	1,703,869
Coca-Cola Amatil, Ltd.	170,632	1,326,600
Coles Group, Ltd.	107,303	1,119,361
Commonwealth Bank of Australia	155,844	8,753,090
CSL, Ltd.	46,548	9,023,122
Fortescue Metals Group, Ltd. (c)	186,342	1,400,274
Insurance Australia Group, Ltd.	314,698	1,694,522
LendLease Group Stapled Security	109,681	1,356,965
Macquarie Group, Ltd.	42,441	4,112,604
Medibank Pvt, Ltd.	249,703	554,671
National Australia Bank, Ltd.	245,353	4,247,959
Newcrest Mining, Ltd.	67,315	1,431,402
Origin Energy, Ltd.	254,218	1,510,037
QBE Insurance Group, Ltd.	100,133	906,604
Santos, Ltd.	206,758	1,188,886
Scentre Group REIT	241,113	649,148
Sonic Healthcare, Ltd.	102,223	2,065,908
South32, Ltd. (c)(d)	184,715	345,029
South32, Ltd. (d)	330,272	626,845
Suncorp Group, Ltd.	207,783	1,892,952
Sydney Airport Stapled Security	84,984	517,344
Telstra Corp., Ltd.	364,553	907,170
Transurban Group Stapled Security	215,461	2,258,244
Vicinity Centres REIT	528,226	924,578
Wesfarmers, Ltd.	107,303	3,122,746
Westpac Banking Corp.	318,359	5,422,444
Woodside Petroleum, Ltd.	81,162	1,961,477
Woolworths Group, Ltd.	135,032	3,432,335
		82,764,478
AUSTRIA — 0.3%
Erste Group Bank AG	53,907	2,030,735
OMV AG	26,731	1,502,677
Raiffeisen Bank International AG	32,186	808,923
		4,342,335
BELGIUM — 0.8%
Ageas	42,311	2,501,988
Security Description	Shares	Value
Anheuser-Busch InBev SA	72,422	$5,910,862
KBC Group NV	34,631	2,606,842
Solvay SA	13,432	1,557,497
UCB SA	17,915	1,425,769
		14,002,958
BRAZIL — 1.9%
Ambev SA ADR	533,444	2,485,849
B3 SA - Brasil Bolsa Balcao	182,144	1,945,640
Banco Bradesco SA ADR	499,957	4,474,615
Banco do Brasil SA	75,503	991,391
BB Seguridade Participacoes SA	65,535	614,182
Braskem SA Class A, Preference Shares	40,481	300,385
BRF SA (b)	50,545	442,286
Centrais Eletricas Brasileiras SA	11,100	104,303
Cia Energetica de Minas Gerais ADR (c)	215,033	733,263
Cia Siderurgica Nacional SA ADR	164,791	568,529
Cielo SA	97,424	202,709
Cogna Educacao	133,034	378,000
Embraer SA (b)	70,327	344,930
Gerdau SA ADR (c)	123,303	604,185
Itau Unibanco Holding SA Preference Shares ADR	512,607	4,690,354
JBS SA	68,102	436,779
Lojas Renner SA	138,121	1,929,306
Magazine Luiza SA	97,577	1,157,040
Natura & Co. Holding SA	67,326	647,201
Petroleo Brasileiro SA Preference Shares ADR	309,609	4,619,366
Porto Seguro SA	12,778	199,292
Raia Drogasil SA	36,428	1,010,968
Sul America SA	69,010	1,027,936
Suzano SA	48,703	480,408
TIM Participacoes SA ADR (c)	27,425	524,092
Vale SA ADR	285,836	3,773,035
		34,686,044
CANADA — 6.8%
Agnico Eagle Mines, Ltd.	15,917	981,717
Alimentation Couche-Tard, Inc. Class B	53,926	1,713,739
Aurora Cannabis, Inc. (b)(c)	68,621	147,640
Bank of Montreal	64,214	4,983,611
Bank of Nova Scotia	100,669	5,694,290
Barrick Gold Corp.	151,188	2,812,149
Bausch Health Cos., Inc. (b)	33,173	994,359
BlackBerry, Ltd. (b)	53,848	346,737
Bombardier, Inc. Class B (b)	239,271	356,116
Brookfield Asset Management, Inc. Class A	100,200	5,797,575
CAE, Inc.	60,665	1,608,377
Cameco Corp.	44,708	397,864
Canadian Imperial Bank of Commerce	39,754	3,312,757

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Canadian National Railway Co.	74,764	$6,772,722
Canadian Natural Resources, Ltd.	114,578	3,711,028
Canadian Pacific Railway, Ltd.	14,677	3,746,695
Canadian Tire Corp., Ltd. Class A (c)	13,055	1,406,930
Canopy Growth Corp. (b)(c)	14,193	298,909
Cenovus Energy, Inc.	100,039	1,018,326
CGI, Inc. (b)	13,933	1,167,611
Constellation Software, Inc.	1,634	1,589,154
Dollarama, Inc.	21,845	751,835
Enbridge, Inc.	122,388	4,872,869
Encana Corp. (c)	135,346	634,589
Fairfax Financial Holdings, Ltd.	1,447	680,389
Franco-Nevada Corp. (c)	15,081	1,559,446
George Weston, Ltd.	6,091	483,898
Gildan Activewear, Inc.	57,701	1,708,225
H&R Real Estate Investment Trust	4,412	71,790
Husky Energy, Inc.	45,422	364,987
IGM Financial, Inc. (c)	23,000	661,222
Imperial Oil, Ltd. (c)	50,733	1,343,882
Kinross Gold Corp. (b)	136,794	649,818
Kirkland Lake Gold, Ltd.	900	39,727
Loblaw Cos., Ltd.	45,197	2,335,222
Magna International, Inc.	19,584	1,075,289
Manulife Financial Corp.	158,953	3,231,156
National Bank of Canada	48,613	2,702,159
Nutrien, Ltd.	76,115	3,649,176
Onex Corp.	7,921	501,923
Open Text Corp.	23,000	1,014,891
Pembina Pipeline Corp. (c)	3,372	125,155
PrairieSky Royalty, Ltd. (c)	21,609	253,792
Restaurant Brands International, Inc.	14,133	902,201
Rogers Communications, Inc. Class B	53,847	2,677,505
Royal Bank of Canada	127,140	10,074,135
Shaw Communications, Inc. Class B	58,812	1,195,062
Shopify, Inc. Class A (b)(c)	8,228	3,275,972
SmartCentres Real Estate Investment Trust	34,786	837,225
Sun Life Financial, Inc. (c)	64,161	2,929,611
Suncor Energy, Inc.	135,395	4,443,733
TC Energy Corp.	69,438	3,703,360
Teck Resources, Ltd. Class B	48,415	840,799
TELUS Corp.	37,776	1,464,721
Thomson Reuters Corp. (c)	31,204	2,235,234
Toronto-Dominion Bank	160,569	9,018,115
West Fraser Timber Co., Ltd. (c)	7,928	350,195
Wheaton Precious Metals Corp.	36,331	1,082,576
		122,600,190
CHILE — 0.2%
Embotelladora Andina SA Class B, Preference Shares	56,311	163,178
Security Description	Shares	Value
Enel Americas SA ADR	227,895	$2,502,287
Enel Chile SA ADR	268,571	1,275,712
Sociedad Quimica y Minera de Chile SA ADR (c)	13,218	352,789
		4,293,966
CHINA — 8.4%
3SBio, Inc. (b)(e)	279,000	361,649
51job, Inc. ADR (b)(c)	3,034	257,587
58.com, Inc. ADR (b)	10,242	662,965
AAC Technologies Holdings, Inc. (c)	102,000	890,167
Agile Group Holdings, Ltd.	130,000	195,539
Agricultural Bank of China, Ltd. Class H	2,594,000	1,141,895
Air China, Ltd. Class H	136,000	138,063
Alibaba Group Holding, Ltd. ADR (b)	117,089	24,834,577
Alibaba Health Information Technology, Ltd. (b)	380,000	438,923
Anhui Conch Cement Co., Ltd. Class H	33,500	244,205
ANTA Sports Products, Ltd.	67,000	599,765
Asymchem Laboratories Tianjin Co., Ltd. Class A	8,300	154,318
Autobio Diagnostics Co., Ltd. Class A	7,300	101,013
Autohome, Inc. ADR (b)(c)	6,488	519,105
AviChina Industry & Technology Co., Ltd. Class H	708,000	318,935
Baidu, Inc. ADR (b)	23,232	2,936,525
Bank of Chengdu Co., Ltd. Class A	75,800	98,707
Bank of China, Ltd. Class H	7,160,436	3,060,172
Bank of Communications Co., Ltd. Class H	1,424,710	1,012,974
Beijing Enterprises Water Group, Ltd. (b)	488,000	246,762
Beijing Shunxin Agriculture Co., Ltd. Class A	2,400	18,152
Beijing Sinnet Technology Co., Ltd. Class A	29,100	83,851
Beijing Tiantan Biological Products Corp., Ltd. Class A	107,724	432,124
Beijing Tongrentang Co., Ltd. Class A	15,600	63,115
BOC Hong Kong Holdings, Ltd.	205,500	713,413
Brilliance China Automotive Holdings, Ltd.	390,000	404,425
BYD Co., Ltd. Class H (c)	34,000	169,524
Centre Testing International Group Co., Ltd. Class A	106,600	228,194
CGN Power Co., Ltd. Class H (e)	216,400	57,767
Changchun High & New Technology Industry Group, Inc. Class A	600	38,506

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
China CITIC Bank Corp., Ltd. Class H	691,000	$414,150
China Common Rich Renewable Energy Investment, Ltd. (b)(c)(f)	448,000	—
China Communications Construction Co., Ltd. Class H	444,000	361,842
China Conch Venture Holdings, Ltd.	42,500	185,451
China Construction Bank Corp. Class H	5,931,720	5,123,396
China Enterprise Co., Ltd. Class A	35,100	23,433
China Everbright Bank Co., Ltd. Class H	36,000	16,725
China Everbright International, Ltd.	167,628	134,459
China Evergrande Group (b)(c)	274,000	759,568
China Galaxy Securities Co., Ltd. Class H	233,500	137,550
China Greatwall Technology Group Co., Ltd. Class A	24,400	54,509
China Huishan Dairy Holdings Co., Ltd. (b)(c)(f)	1,418,000	—
China Jinmao Holdings Group, Ltd.	426,000	331,864
China Life Insurance Co., Ltd. Class H	719,000	1,997,786
China Mengniu Dairy Co., Ltd.	506,000	2,045,612
China Merchants Bank Co., Ltd. Class H	560,514	2,881,053
China Merchants Port Holdings Co., Ltd.	519,366	878,519
China Minsheng Banking Corp., Ltd. Class H (c)	444,200	335,781
China National Software & Service Co., Ltd. Class A	16,000	164,683
China Oilfield Services, Ltd. Class H	100,000	156,832
China Overseas Land & Investment, Ltd.	466,000	1,815,126
China Pacific Insurance Group Co., Ltd. Class H	233,200	918,817
China Petroleum & Chemical Corp. Class H	2,893,800	1,741,821
China Railway Construction Corp., Ltd. Class H	142,000	155,453
China Railway Group, Ltd. Class H	286,000	176,552
China Resources Beer Holdings Co., Ltd.	445,670	2,465,204
China Shenhua Energy Co., Ltd. Class H	230,500	481,601
China South Publishing & Media Group Co., Ltd. Class A	66,100	113,312
China Southern Airlines Co., Ltd. Class H	156,000	104,910
Security Description	Shares	Value
China Taiping Insurance Holdings Co., Ltd.	175,800	$435,901
China Telecom Corp., Ltd. Class H	2,270,000	935,175
China TransInfo Technology Co., Ltd. Class A	62,500	161,877
China Unicom Hong Kong, Ltd.	924,000	870,423
China Vanke Co., Ltd. Class H	88,900	379,364
China Yangtze Power Co., Ltd. Class A	138,000	364,162
Chongqing Brewery Co., Ltd. Class A	17,400	129,804
CIFI Holdings Group Co., Ltd.	439,325	371,564
CITIC Securities Co., Ltd. Class H	131,500	300,068
CITIC, Ltd.	466,000	623,183
CNOOC, Ltd.	1,870,217	3,110,708
COSCO SHIPPING Ports, Ltd.	604,944	495,334
Country Garden Holdings Co., Ltd.	491,757	787,639
CRRC Corp., Ltd. Class H	411,000	299,607
CSPC Pharmaceutical Group, Ltd.	504,000	1,201,817
ENN Energy Holdings, Ltd.	53,600	585,749
Fosun International, Ltd.	108,500	158,187
G-bits Network Technology Xiamen Co., Ltd. Class A	4,700	201,418
GDS Holdings, Ltd. ADR (b)	8,150	420,377
Geely Automobile Holdings, Ltd.	794,000	1,552,986
Genscript Biotech Corp. (b)	152,000	345,286
GF Securities Co., Ltd. Class H	178,800	217,769
Giant Network Group Co., Ltd. Class A	247,480	641,693
GoerTek, Inc. Class A	16,700	47,761
GOME Retail Holdings, Ltd. (b)(c)	1,874,000	173,167
Great Wall Motor Co., Ltd. Class H (c)	322,500	238,404
Guangzhou Automobile Group Co., Ltd. Class H	179,600	223,584
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	33,800	248,557
Haitong Securities Co., Ltd. Class H	183,200	216,545
Hangzhou Tigermed Consulting Co., Ltd. Class A	18,400	166,825
Hengan International Group Co., Ltd.	113,500	808,446
Huadian Power International Corp., Ltd. Class A	87,800	46,263
Hualan Biological Engineering, Inc. Class A	54,000	272,514
Huaneng Power International, Inc. Class H	988,000	499,592
Huaneng Renewables Corp., Ltd. Class H	1,040,000	404,425

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Huatai Securities Co., Ltd. Class H (c)(e)	186,200	$329,300
Huaxi Securities Co., Ltd. Class A	18,400	29,085
Huazhu Group, Ltd. ADR (c)	12,682	508,168
Hubei Energy Group Co., Ltd. Class A	329,700	197,390
Industrial & Commercial Bank of China, Ltd. Class H	6,293,045	4,845,898
Jafron Biomedical Co., Ltd. Class A	13,200	136,148
JD.com, Inc. ADR (b)	63,704	2,244,292
Jiangsu Expressway Co., Ltd. Class H	14,000	19,189
Jiangsu King's Luck Brewery JSC, Ltd. Class A	1,600	7,516
Jiangxi Zhengbang Technology Co., Ltd. Class A	32,200	74,893
Jinke Properties Group Co., Ltd. Class A	848,600	935,694
Jinyu Bio-Technology Co., Ltd. Class A	99,200	266,617
Jointown Pharmaceutical Group Co., Ltd. Class A	150,000	304,731
JOYY, Inc. ADR (b)	5,959	314,576
Kingdee International Software Group Co., Ltd.	291,000	290,933
Kingsoft Corp., Ltd. (b)(c)	188,000	487,384
Kweichow Moutai Co., Ltd. Class A	5,245	890,840
Lenovo Group, Ltd.	584,000	391,992
Lingyi iTech Guangdong Co. Class A (b)	58,200	90,661
Logan Property Holdings Co., Ltd.	44,000	73,862
Luxshare Precision Industry Co., Ltd. Class A	42,900	224,812
Luye Pharma Group, Ltd. (c)(e)	249,500	187,002
Meituan Dianping Class B (b)(c)	42,600	557,116
Momo, Inc. ADR	18,013	603,436
Muyuan Foodstuff Co., Ltd. Class A	10,900	138,951
NanJi E-Commerce Co., Ltd. Class A (b)	95,900	150,215
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	32,200	191,763
NAURA Technology Group Co., Ltd. Class A	2,100	26,532
NetEase, Inc. ADR	6,085	1,865,904
New China Life Insurance Co., Ltd. Class H	88,100	378,776
New Hope Liuhe Co., Ltd. Class A	60,400	173,001
New Oriental Education & Technology Group, Inc. ADR (b)	12,132	1,471,005
Noah Holdings, Ltd. ADR (b)(c)	5,305	187,638
Security Description	Shares	Value
Ovctek China, Inc. Class A	56,900	$386,650
Perfect World Co., Ltd. Class A	31,600	200,258
PetroChina Co., Ltd. Class H	1,814,000	910,283
PICC Property & Casualty Co., Ltd. Class H	777,415	936,873
Pinduoduo, Inc. ADR (b)	8,700	329,034
Ping An Insurance Group Co. of China, Ltd. Class H	464,000	5,484,535
Sangfor Technologies, Inc. Class A	2,900	47,627
Seazen Group, Ltd. (c)	274,000	333,366
Semiconductor Manufacturing International Corp. (b)(c)	201,400	308,621
Shandong Gold Mining Co., Ltd. Class A	7,500	35,125
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	321,251
Shanghai Baosight Software Co., Ltd. Class A	38,700	182,800
Shanghai Electric Group Co., Ltd. Class H	398,000	130,763
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	540,389	522,556
Shanghai M&G Stationery, Inc. Class A	18,400	128,758
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	42,100	81,911
Shanxi Meijin Energy Co., Ltd. Class A (b)	8,800	11,914
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	14,500	186,737
Shenergy Co., Ltd. Class A	255,400	213,043
Shengyi Technology Co., Ltd. Class A	54,800	164,593
Shennan Circuits Co., Ltd. Class A	900	18,361
Shenzhen Energy Group Co., Ltd. Class A	261,600	233,238
Shenzhen Goodix Technology Co., Ltd. Class A	2,900	85,895
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	6,600	18,487
Shenzhen Kangtai Biological Products Co., Ltd. Class A	22,251	280,456
Shenzhou International Group Holdings, Ltd.	27,500	401,993
Sichuan Chuantou Energy Co., Ltd. Class A	131,800	186,389
SINA Corp. (b)	8,918	356,096
Sinopec Shanghai Petrochemical Co., Ltd. Class H	390,000	117,624
Sinopharm Group Co., Ltd. Class H	82,000	299,405
Sunac China Holdings, Ltd.	196,300	1,172,741

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Sunny Optical Technology Group Co., Ltd.	67,800	$1,173,826
TAL Education Group ADR (b)	32,370	1,560,234
Tech-Bank Food Co., Ltd. Class A (b)	81,800	147,390
Tencent Holdings, Ltd.	489,200	23,581,653
Tingyi Cayman Islands Holding Corp.	462,000	788,598
TravelSky Technology, Ltd. Class H	56,000	136,698
Trip.com Group, Ltd. ADR (b)	35,967	1,206,333
Tsingtao Brewery Co., Ltd. Class H	60,000	403,116
Venustech Group, Inc. Class A	8,100	39,307
Vipshop Holdings, Ltd. ADR (b)	58,711	831,935
Walvax Biotechnology Co., Ltd. Class A	130,598	608,257
Want Want China Holdings, Ltd. (c)	231,000	215,827
Weibo Corp. ADR (b)(c)	7,799	361,484
Wens Foodstuffs Group Co., Ltd. Class A	16,300	78,631
Will Semiconductor, Ltd. Class A	2,900	59,706
Winning Health Technology Group Co., Ltd. Class A	74,400	160,013
Wuhan Guide Infrared Co., Ltd. Class A	8,900	26,834
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	12,500	48,330
Wuliangye Yibin Co., Ltd. Class A	13,800	263,532
WuXi AppTec Co., Ltd. Class A	8,680	114,800
Wuxi Biologics Cayman, Inc. (b)(e)	58,000	734,323
Yanzhou Coal Mining Co., Ltd. Class H	460,000	413,255
Yealink Network Technology Corp., Ltd. Class A	12,700	132,030
Yifeng Pharmacy Chain Co., Ltd. Class A	2,100	22,076
Yonyou Network Technology Co., Ltd. Class A	18,000	73,394
Yum China Holdings, Inc.	29,906	1,435,787
Yunda Holding Co., Ltd. Class A	8,900	42,550
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	17,000	107,758
Zhongjin Gold Corp., Ltd. Class A	18,300	22,280
Zhuzhou CRRC Times Electric Co., Ltd. Class H	95,500	345,633
Zijin Mining Group Co., Ltd. Class H	1,814,000	903,298
ZTE Corp. Class H (b)	80,600	246,709
		151,303,400
Security Description	Shares	Value
COLOMBIA — 0.1%
Bancolombia SA ADR	29,734	$1,629,126
DENMARK — 1.2%
AP Moller - Maersk A/S Class B	1,025	1,479,375
Danske Bank A/S	78,225	1,266,735
DSV Panalpina A/S	29,723	3,428,169
Genmab A/S (b)	6,220	1,384,247
Novo Nordisk A/S Class B	177,287	10,297,133
Novozymes A/S Class B	16,972	831,136
Pandora A/S	10,260	446,650
Vestas Wind Systems A/S	23,459	2,372,330
		21,505,775
EGYPT — 0.1%
Commercial International Bank Egypt SAE	276,129	1,428,301
FINLAND — 0.8%
Elisa Oyj	12,254	677,439
Fortum Oyj	13,549	334,592
Kone Oyj Class B	36,406	2,381,654
Metso Oyj (c)	30,404	1,200,640
Neste Oyj	32,921	1,146,307
Nokia Oyj (d)	244,367	904,099
Nokia Oyj (d)	129,479	480,640
Nordea Bank Abp	252,768	2,042,439
Nordea Bank Abp	3,878	31,516
Sampo Oyj Class A	38,464	1,679,971
Stora Enso Oyj Class R	81,043	1,179,435
UPM-Kymmene Oyj	70,206	2,435,900
Wartsila OYJ Abp	38,221	422,595
		14,917,227
FRANCE — 7.3%
Accor SA	28,905	1,354,614
Air Liquide SA	46,913	6,645,669
Airbus SE	51,104	7,484,883
Alstom SA	24,611	1,166,639
AXA SA	148,654	4,189,956
BNP Paribas SA	90,526	5,368,341
Bouygues SA	27,868	1,184,955
Capgemini SE	18,116	2,214,503
Carrefour SA	80,337	1,348,165
Cie de Saint-Gobain	41,698	1,708,419
Cie Generale des Etablissements Michelin SCA	14,127	1,730,059
Credit Agricole SA	92,818	1,346,632
Danone SA	57,730	4,788,860
Dassault Systemes SE	10,621	1,747,179
Edenred	14,046	726,842
Electricite de France SA	7,790	86,813
Engie SA	108,273	1,750,124
EssilorLuxottica SA	24,502	3,734,973
Hermes International	1,174	877,928
ICADE REIT	772	84,101
Kering SA	7,193	4,724,986
Klepierre SA REIT	4,084	155,178

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Legrand SA	23,198	$1,891,527
L'Oreal SA	23,842	7,065,335
LVMH Moet Hennessy Louis Vuitton SE	24,602	11,438,436
Orange SA	200,908	2,958,811
Pernod Ricard SA	21,400	3,829,025
Peugeot SA	40,336	964,403
Publicis Groupe SA	31,207	1,413,804
Renault SA	7,961	376,930
Safran SA	26,160	4,042,035
Sanofi	102,166	10,277,737
Schneider Electric SE	56,238	5,776,132
Societe Generale SA	72,430	2,521,601
Sodexo SA	14,585	1,729,665
TOTAL SA	197,212	10,891,422
Unibail-Rodamco-Westfield	58,743	462,073
Unibail-Rodamco-Westfield, REIT	8,135	1,284,350
Valeo SA	19,790	697,750
Veolia Environnement SA	49,537	1,318,401
Vinci SA	48,206	5,357,010
Vivendi SA	108,160	3,134,795
		131,851,061
GERMANY — 5.5%
adidas AG	17,591	5,722,359
Allianz SE	37,417	9,172,923
BASF SE	83,799	6,335,233
Bayer AG	82,617	6,752,220
Bayerische Motoren Werke AG	29,829	2,448,949
Commerzbank AG	62,200	385,194
Continental AG	8,068	1,043,832
Covestro AG (e)	14,413	670,602
Daimler AG	71,449	3,959,546
Deutsche Bank AG	152,894	1,187,119
Deutsche Boerse AG	26,793	4,215,029
Deutsche Lufthansa AG	31,622	582,484
Deutsche Post AG	110,912	4,234,200
Deutsche Telekom AG	312,070	5,103,848
E.ON SE	199,397	2,131,691
Fresenius Medical Care AG & Co. KGaA	23,365	1,729,946
Fresenius SE & Co. KGaA	34,982	1,970,432
Henkel AG & Co. KGaA Preference Shares	8,806	911,372
Infineon Technologies AG	54,522	1,242,991
Merck KGaA	23,536	2,783,257
METRO AG	21,131	340,375
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,360	5,124,974
Puma SE	7,038	539,975
RWE AG	51,427	1,578,828
SAP SE	92,340	12,471,361
Siemens AG	72,003	9,419,151
Thyssenkrupp AG	42,104	569,031
TUI AG	33,601	424,565
Security Description	Shares	Value
United Internet AG	6,940	$228,096
Volkswagen AG	5,945	1,156,142
Volkswagen AG Preference Shares	11,458	2,266,728
Vonovia SE	29,406	1,584,395
Wirecard AG (c)	10,057	1,213,565
		99,500,413
GREECE — 0.1%
Alpha Bank AE (b)	161,322	348,224
Hellenic Telecommunications Organization SA	3,069	49,125
JUMBO SA	34,192	711,958
OPAP SA	51,985	676,313
		1,785,620
HONG KONG — 3.0%
AIA Group, Ltd.	1,115,000	11,705,511
Alibaba Pictures Group, Ltd. (b)	920,000	161,760
ASM Pacific Technology, Ltd.	9,200	127,637
Bank of East Asia, Ltd.	443,269	989,872
China Everbright, Ltd.	44,000	82,220
China First Capital Group, Ltd. (b)	266,000	9,217
China Gas Holdings, Ltd.	84,000	314,792
China Mobile, Ltd.	566,500	4,762,154
China Resources Land, Ltd.	132,000	657,306
China Traditional Chinese Medicine Holdings Co., Ltd.	490,000	236,454
CK Asset Holdings, Ltd.	262,032	1,891,643
CK Hutchison Holdings, Ltd.	327,532	3,123,236
CLP Holdings, Ltd.	134,000	1,408,481
Galaxy Entertainment Group, Ltd.	212,000	1,561,744
Haier Electronics Group Co., Ltd.	103,000	321,883
Hang Lung Properties, Ltd.	466,000	1,022,691
Hang Seng Bank, Ltd.	69,600	1,438,127
Henderson Land Development Co., Ltd.	303,317	1,488,985
Hong Kong & China Gas Co., Ltd.	823,554	1,608,677
Hong Kong Exchanges & Clearing, Ltd.	124,390	4,038,947
Jardine Matheson Holdings, Ltd.	3,200	177,920
Jardine Strategic Holdings, Ltd.	1,000	30,650
Link REIT	367,286	3,888,844
Melco Resorts & Entertainment, Ltd. ADR	12,944	312,856
New World Development Co., Ltd.	1,024,406	1,404,124
Sands China, Ltd.	279,200	1,492,425
Sino Biopharmaceutical, Ltd.	1,112,000	1,555,584
SJM Holdings, Ltd.	149,000	169,618
SSY Group, Ltd.	322,000	260,764
Sun Art Retail Group, Ltd.	260,000	315,332
Sun Hung Kai Properties, Ltd.	220,185	3,371,246
Swire Pacific, Ltd. Class A	127,006	1,180,117

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Techtronic Industries Co., Ltd.	210,500	$1,716,840
WH Group, Ltd. (e)	454,601	469,665
Wharf Holdings, Ltd.	6,000	15,262
Wharf Real Estate Investment Co., Ltd.	6,000	36,615
Wheelock & Co., Ltd.	6,000	40,004
		53,389,203
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	97,547	973,420
OTP Bank Nyrt	28,647	1,500,321
		2,473,741
INDIA — 2.2%
Adani Ports & Special Economic Zone, Ltd.	61,801	316,892
Ambuja Cements, Ltd.	159,357	438,143
Aurobindo Pharma, Ltd.	35,788	229,058
Axis Bank, Ltd.	120,257	1,270,498
Bajaj Auto, Ltd.	7,324	326,808
Bajaj Finance, Ltd.	22,015	1,306,114
Bajaj Finserv, Ltd.	2,440	321,103
Bharat Forge, Ltd.	11,878	80,401
Bharat Petroleum Corp., Ltd.	56,936	392,093
Bharti Airtel, Ltd. (b)	102,479	654,401
Bharti Infratel, Ltd.	85,427	302,198
Bosch, Ltd.	179	38,556
Dabur India, Ltd.	75,250	483,266
Dr Reddy's Laboratories, Ltd. ADR	22,971	932,163
Eicher Motors, Ltd.	1,253	395,241
Godrej Consumer Products, Ltd.	48,741	467,449
HCL Technologies, Ltd.	99,808	794,374
Hindalco Industries, Ltd.	69,142	209,378
Hindustan Petroleum Corp., Ltd.	69,992	259,363
Hindustan Unilever, Ltd.	92,374	2,488,650
Housing Development Finance Corp., Ltd.	118,922	4,019,511
ICICI Bank, Ltd. ADR	130,780	1,973,470
Indian Oil Corp., Ltd.	66,380	116,759
Info Edge India, Ltd.	4,059	143,874
Infosys, Ltd. ADR	400,996	4,138,279
ITC, Ltd.	233,169	776,488
LIC Housing Finance, Ltd.	41,994	255,424
Lupin, Ltd.	28,452	304,318
Mahindra & Mahindra Financial Services, Ltd.	139,195	628,812
Mahindra & Mahindra, Ltd., GDR	81,353	615,029
Marico, Ltd.	118,582	567,507
Maruti Suzuki India, Ltd.	5,388	556,221
Motherson Sumi Systems, Ltd.	34,124	70,062
Nestle India, Ltd.	5,142	1,065,120
Piramal Enterprises, Ltd.	7,423	158,442
REC, Ltd.	21,156	42,414
Reliance Industries, Ltd. GDR (e)	145,449	6,188,855
Security Description	Shares	Value
Shree Cement, Ltd.	2,490	$710,389
Shriram Transport Finance Co., Ltd.	33,980	557,509
State Bank of India (b)	35,308	165,093
Sun Pharmaceutical Industries, Ltd.	69,671	422,205
Tata Consultancy Services, Ltd.	63,010	1,908,269
Tata Motors, Ltd. ADR (b)	46,589	602,396
Tata Power Co., Ltd.	410,527	324,956
Tech Mahindra, Ltd.	49,113	524,514
United Spirits, Ltd. (b)	64,254	539,710
UPL, Ltd.	53,370	437,035
Vedanta, Ltd.	80,381	171,678
Zee Entertainment Enterprises, Ltd.	107,532	440,203
		40,130,691
INDONESIA — 0.6%
Adaro Energy Tbk PT	463,000	51,861
Astra International Tbk PT	2,505,100	1,249,618
Bank Central Asia Tbk PT	815,200	1,962,763
Bank Mandiri Persero Tbk PT	1,896,900	1,048,709
Bank Rakyat Indonesia Persero Tbk PT	8,283,400	2,625,389
Bumi Serpong Damai Tbk PT (b)	472,500	42,715
Charoen Pokphand Indonesia Tbk PT	1,613,300	755,372
Gudang Garam Tbk PT	114,500	437,133
Indah Kiat Pulp & Paper Corp. Tbk PT	191,800	106,383
Telekomunikasi Indonesia Persero Tbk PT	6,111,700	1,747,772
United Tractors Tbk PT	62,000	96,132
		10,123,847
IRELAND — 0.6%
Bank of Ireland Group PLC	107,563	589,450
CRH PLC	84,983	3,402,682
Flutter Entertainment PLC (c)	7,717	938,563
James Hardie Industries PLC	107,971	2,115,284
Kerry Group PLC Class A	20,226	2,522,378
Smurfit Kappa Group PLC	21,129	812,554
		10,380,911
ISRAEL — 0.4%
Bank Hapoalim BM	252,735	2,096,369
Bank Leumi Le-Israel BM	259,756	1,890,638
Check Point Software Technologies, Ltd. (b)	7,372	817,997
Nice, Ltd. (b)	12,328	1,911,661
Teva Pharmaceutical Industries, Ltd. ADR (b)	87,795	860,391
		7,577,056
ITALY — 1.3%
Assicurazioni Generali SpA	108,915	2,248,918
Atlantia SpA	70,259	1,639,618

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Enel SpA	621,757	$4,935,704
Eni SpA	214,282	3,330,398
Ferrari NV	15,450	2,564,973
Intesa Sanpaolo SpA	1,121,677	2,956,954
Leonardo SpA	61,322	719,314
Mediobanca Banca di Credito Finanziario SpA	74,505	820,763
Snam SpA	210,504	1,107,258
Telecom Italia SpA (b)	1,534,169	958,178
UniCredit SpA	143,792	2,101,512
		23,383,590
JAPAN — 16.4%
Acom Co., Ltd.	50,200	229,578
Aeon Co., Ltd.	69,400	1,440,365
AGC, Inc.	41,400	1,497,143
Aisin Seiki Co., Ltd.	31,300	1,172,220
Ajinomoto Co., Inc.	28,100	469,303
Alps Alpine Co., Ltd.	6,100	139,878
Asahi Group Holdings, Ltd. (c)	68,400	3,136,298
Asahi Kasei Corp.	199,400	2,264,179
Astellas Pharma, Inc.	272,700	4,692,422
Bridgestone Corp. (c)	69,800	2,614,088
Canon, Inc. (c)	92,800	2,550,239
Central Japan Railway Co.	13,400	2,712,675
Chiba Bank, Ltd.	224,000	1,304,734
Chubu Electric Power Co., Inc.	93,000	1,319,158
Concordia Financial Group, Ltd.	233,000	969,091
Credit Saison Co., Ltd.	69,300	1,212,232
Dai-ichi Life Holdings, Inc.	67,000	1,119,903
Daiichi Sankyo Co., Ltd.	59,200	3,937,406
Daikin Industries, Ltd.	20,500	2,914,424
Daiwa Securities Group, Inc.	231,000	1,175,459
Denso Corp.	46,600	2,129,428
Dentsu, Inc. (c)	2,200	76,421
East Japan Railway Co.	44,600	4,045,703
Eisai Co., Ltd.	23,300	1,758,944
Electric Power Development Co., Ltd.	23,300	567,519
FANUC Corp.	19,200	3,591,774
Fast Retailing Co., Ltd.	4,100	2,452,266
FUJIFILM Holdings Corp.	69,500	3,344,698
Fujitsu, Ltd.	23,300	2,201,896
Hitachi, Ltd.	93,000	3,958,758
Honda Motor Co., Ltd.	162,000	4,619,627
Hoya Corp.	46,600	4,480,975
Idemitsu Kosan Co., Ltd.	12,500	348,516
Inpex Corp.	92,400	966,300
ITOCHU Corp.	187,900	4,382,172
Japan Real Estate Investment Corp. REIT	272	1,802,070
Japan Retail Fund Investment Corp. REIT	879	1,887,009
Japan Tobacco, Inc. (c)	93,100	2,083,881
JFE Holdings, Inc.	49,200	638,796
JSR Corp.	46,600	862,749
JXTG Holdings, Inc.	376,108	1,723,158
Security Description	Shares	Value
Kajima Corp.	102,500	$1,375,155
Kamigumi Co., Ltd.	98,300	2,169,972
Kansai Electric Power Co., Inc.	115,900	1,348,567
Kao Corp.	44,500	3,695,537
KDDI Corp.	139,800	4,184,674
Keikyu Corp.	91,211	1,770,924
Keyence Corp.	10,400	3,683,423
Kintetsu Group Holdings Co., Ltd.	37,700	2,053,683
Komatsu, Ltd.	104,300	2,535,639
Konica Minolta, Inc.	116,500	764,339
Kose Corp.	2,200	323,902
Kubota Corp. (c)	141,200	2,242,569
Kyocera Corp.	45,600	3,138,606
LIXIL Group Corp.	46,300	804,791
Makita Corp.	35,700	1,251,594
Marubeni Corp.	232,000	1,730,473
Marui Group Co., Ltd.	74,800	1,836,360
Mazda Motor Corp.	18,800	162,267
Mebuki Financial Group, Inc.	275,600	710,081
MEIJI Holdings Co., Ltd.	3,200	217,308
Mitsubishi Chemical Holdings Corp.	233,000	1,752,726
Mitsubishi Corp.	162,900	4,346,998
Mitsubishi Electric Corp.	232,000	3,199,006
Mitsubishi Estate Co., Ltd.	189,818	3,649,641
Mitsubishi Heavy Industries, Ltd.	38,700	1,512,745
Mitsubishi UFJ Financial Group, Inc.	970,600	5,297,998
Mitsui & Co., Ltd.	229,100	4,102,403
Mitsui Chemicals, Inc.	37,800	932,174
Mitsui Fudosan Co., Ltd.	29,200	717,943
Mizuho Financial Group, Inc.	1,344,300	2,081,856
MS&AD Insurance Group Holdings, Inc.	69,800	2,319,280
Murata Manufacturing Co., Ltd.	63,300	3,929,347
NEC Corp.	17,600	732,017
Nexon Co., Ltd. (b)	24,800	330,895
Nidec Corp.	28,200	3,893,637
Nintendo Co., Ltd.	9,300	3,762,788
Nippon Steel Corp.	75,400	1,147,565
Nippon Telegraph & Telephone Corp.	136,000	3,450,214
Nippon Yusen KK	18,900	344,522
Nissan Motor Co., Ltd.	232,700	1,362,047
Nitori Holdings Co., Ltd.	4,100	649,850
Nitto Denko Corp.	23,200	1,319,310
Nomura Holdings, Inc.	256,600	1,330,282
NTT Data Corp.	116,500	1,572,629
NTT DOCOMO, Inc.	142,300	3,977,984
Obayashi Corp.	167,500	1,875,753
Ono Pharmaceutical Co., Ltd.	28,300	651,545
Oriental Land Co., Ltd.	5,800	794,148
ORIX Corp.	185,900	3,097,906
Osaka Gas Co., Ltd.	90,200	1,735,525
Otsuka Holdings Co., Ltd. (c)	16,000	718,914

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Panasonic Corp.	234,200	$2,218,623
Rakuten, Inc. (c)	64,400	554,074
Recruit Holdings Co., Ltd.	76,600	2,889,196
Resona Holdings, Inc.	69,800	307,653
Rohm Co., Ltd.	20,400	1,648,144
Ryohin Keikaku Co., Ltd.	19,700	463,337
SBI Holdings, Inc.	23,500	500,598
Secom Co., Ltd.	23,300	2,096,196
Seven & i Holdings Co., Ltd.	93,100	3,429,301
Sharp Corp.	43,200	669,814
Shin-Etsu Chemical Co., Ltd.	39,400	4,372,340
Shionogi & Co., Ltd.	21,500	1,338,767
Shiseido Co., Ltd. (c)	26,400	1,890,451
Shizuoka Bank, Ltd.	181,600	1,366,909
Showa Denko KK (c)	4,600	122,709
SMC Corp.	4,200	1,943,575
SoftBank Group Corp.	136,900	5,991,225
Sompo Holdings, Inc.	63,500	2,512,537
Sony Corp.	116,100	7,906,658
Subaru Corp.	27,000	674,162
Sumitomo Chemical Co., Ltd.	233,000	1,067,716
Sumitomo Corp.	116,400	1,739,440
Sumitomo Electric Industries, Ltd.	93,100	1,415,240
Sumitomo Mitsui Financial Group, Inc.	74,100	2,753,309
Sumitomo Mitsui Trust Holdings, Inc.	23,200	925,865
Suzuki Motor Corp.	14,600	613,556
Sysmex Corp.	11,600	795,108
T&D Holdings, Inc.	46,300	594,327
Takeda Pharmaceutical Co., Ltd.	133,599	5,325,520
TDK Corp.	21,500	2,451,208
Teijin, Ltd.	76,300	1,435,781
Terumo Corp.	103,300	3,692,850
Tohoku Electric Power Co., Inc.	46,700	464,959
Tokio Marine Holdings, Inc.	69,800	3,930,124
Tokyo Electric Power Co. Holdings, Inc. (b)	162,800	699,587
Tokyo Electron, Ltd.	18,300	4,028,778
Tokyo Gas Co., Ltd.	73,100	1,783,526
Tokyu Corp.	122,500	2,275,845
Toppan Printing Co., Ltd.	116,500	2,423,800
Toray Industries, Inc.	233,000	1,588,924
Toshiba Corp.	37,400	1,275,059
Toyota Motor Corp.	200,900	14,260,341
Toyota Tsusho Corp.	60,200	2,138,229
West Japan Railway Co.	23,900	2,076,282
Yakult Honsha Co., Ltd.	3,400	188,654
Yamada Denki Co., Ltd.	140,100	745,137
Yamaha Corp.	30,700	1,717,562
Yamaha Motor Co., Ltd. (c)	69,900	1,416,974
Z Holdings Corp.	302,600	1,283,631
ZOZO, Inc.	10,800	207,404
		295,593,972
Security Description	Shares	Value
LUXEMBOURG — 0.1%
ArcelorMittal SA	34,322	$602,631
SES SA	30,193	423,645
		1,026,276
MACAU — 0.0% (a)
Wynn Macau, Ltd.	78,000	192,202
MALAYSIA — 0.4%
AirAsia Group Bhd	663,600	275,790
AMMB Holdings Bhd	266,300	254,549
British American Tobacco Malaysia Bhd	48,500	178,800
CIMB Group Holdings Bhd	571,877	720,002
Dialog Group Bhd	1,128,200	951,544
Gamuda Bhd	174,866	166,722
Genting Bhd	235,300	348,017
Genting Malaysia Bhd	590,300	474,780
Genting Plantations Bhd	263,100	680,503
Hong Leong Financial Group Bhd	45,439	187,732
Malaysia Airports Holdings Bhd	195,500	363,232
Petronas Chemicals Group Bhd	21,700	38,992
PPB Group Bhd	170,440	785,011
RHB Bank Bhd	144,410	204,056
Tenaga Nasional Bhd	200,100	648,656
Westports Holdings Bhd	197,300	203,064
		6,481,450
MEXICO — 0.7%
America Movil SAB de CV Series L	3,356,297	2,683,758
Cemex SAB de CV Series CPO	1,982,704	743,357
Fomento Economico Mexicano SAB de CV	315,736	2,987,320
Grupo Financiero Banorte SAB de CV Series O	349,074	1,952,959
Grupo Mexico SAB de CV Class B	273,974	752,398
Grupo Televisa SAB Series CPO	381,780	897,033
Industrias Penoles SAB de CV (c)	19,722	207,006
Kimberly-Clark de Mexico SAB de CV Class A	384,554	763,650
Wal-Mart de Mexico SAB de CV	364,734	1,045,877
		12,033,358
NETHERLANDS — 3.4%
Akzo Nobel NV	24,915	2,534,936
ASML Holding NV	36,625	10,841,114
Heineken NV	29,729	3,167,555
ING Groep NV	287,648	3,450,992
Koninklijke Ahold Delhaize NV	145,757	3,647,733
Koninklijke DSM NV	23,432	3,053,710
Koninklijke KPN NV	560,520	1,655,382
Koninklijke Philips NV	109,255	5,337,235
NXP Semiconductors NV	23,880	3,038,969
Prosus NV (b)	38,124	2,847,096

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Royal Dutch Shell PLC Class A	312,299	$9,246,604
Royal Dutch Shell PLC Class B	323,538	9,598,658
Wolters Kluwer NV	43,115	3,146,745
		61,566,729
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (b)(c)	67,784	686,872
Meridian Energy, Ltd.	271,917	917,244
Spark New Zealand, Ltd.	198,750	580,595
		2,184,711
NORWAY — 0.4%
DNB ASA	126,118	2,353,778
Equinor ASA	106,819	2,133,390
Norsk Hydro ASA	177,790	660,392
Telenor ASA	90,797	1,626,892
Yara International ASA	23,228	965,355
		7,739,807
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	22,852	345,065
Credicorp, Ltd.	8,784	1,872,134
		2,217,199
PHILIPPINES — 0.2%
Ayala Land, Inc.	631,600	567,436
BDO Unibank, Inc.	48,027	149,832
Globe Telecom, Inc.	3,400	135,611
GT Capital Holdings, Inc.	10,558	176,575
JG Summit Holdings, Inc.	301,700	481,338
Jollibee Foods Corp.	129,700	553,168
Megaworld Corp.	2,069,600	163,868
Metro Pacific Investments Corp.	4,489,500	308,490
PLDT, Inc. ADR (c)	19,187	383,548
SM Prime Holdings, Inc.	670,700	557,537
Universal Robina Corp.	76,370	218,652
		3,696,055
POLAND — 0.2%
Bank Millennium SA (b)	155,113	239,593
CCC SA	9,254	268,777
CD Projekt SA	8,084	596,593
LPP SA	48	111,784
Orange Polska SA (b)	112,141	210,822
Polski Koncern Naftowy ORLEN SA	21,609	489,659
Powszechna Kasa Oszczednosci Bank Polski SA	58,568	532,900
Santander Bank Polska SA	4,416	358,429
		2,808,557
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	197,824	858,030
Jeronimo Martins SGPS SA	25,063	412,573
		1,270,603
QATAR — 0.2%
Commercial Bank PQSC	342,990	442,750
Security Description	Shares	Value
Qatar Electricity & Water Co. QSC	127,250	$562,333
Qatar National Bank QPSC	296,100	1,674,457
		2,679,540
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	32,516	287,943
RUSSIA — 1.0%
Gazprom PJSC ADR	541,353	4,454,253
LUKOIL PJSC ADR	51,886	5,121,667
Magnit PJSC GDR	9,872	119,007
MMC Norilsk Nickel PJSC ADR	46,283	1,411,169
Mobile TeleSystems PJSC ADR	109,482	1,111,242
Sberbank of Russia PJSC ADR	141,266	2,322,413
Surgutneftegas PJSC ADR	152,642	947,907
Tatneft PJSC ADR	44,027	3,251,834
		18,739,492
SAUDI ARABIA — 0.3%
Bank AlBilad	25,729	184,499
Bupa Arabia for Cooperative Insurance Co.	4,950	135,121
Co. for Cooperative Insurance (b)	4,884	99,859
Dar Al Arkan Real Estate Development Co. (b)	23,377	68,549
Emaar Economic City (b)	35,584	90,589
Etihad Etisalat Co. (b)	55,372	369,019
Jarir Marketing Co.	29,238	1,290,703
National Commercial Bank	22,651	297,380
Riyad Bank	88,261	564,675
Saudi Airlines Catering Co.	55,564	1,522,666
Saudi Cement Co.	2,086	38,981
Saudi Electricity Co.	77,222	416,237
Saudi Telecom Co.	23,285	631,891
Savola Group (b)	22,691	207,777
		5,917,946
SINGAPORE — 1.0%
CapitaLand, Ltd.	465,000	1,296,806
DBS Group Holdings, Ltd.	252,758	4,864,743
Singapore Exchange, Ltd.	465,000	3,063,920
Singapore Press Holdings, Ltd. (c)	698,300	1,132,112
Singapore Telecommunications, Ltd.	1,136,300	2,847,827
United Overseas Bank, Ltd.	236,929	4,653,475
Venture Corp., Ltd.	5,700	68,672
		17,927,555
SOUTH AFRICA — 1.4%
Anglo American Platinum, Ltd.	8,662	809,818
Anglo American PLC	112,514	3,238,922
AngloGold Ashanti, Ltd.	48,777	1,104,010
Aspen Pharmacare Holdings, Ltd. (b)	40,578	345,958
Bid Corp., Ltd.	27,145	641,009

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Bidvest Group, Ltd.	33,069	$484,252
Capitec Bank Holdings, Ltd.	6,023	622,902
Discovery, Ltd.	89,168	769,216
Exxaro Resources, Ltd.	24,503	229,794
FirstRand, Ltd.	378,223	1,698,602
Foschini Group, Ltd. (c)	36,178	386,759
Gold Fields, Ltd.	89,443	613,216
Mr. Price Group, Ltd.	36,629	478,049
MTN Group, Ltd.	147,118	867,863
MultiChoice Group, Ltd. (b)	38,656	322,053
Naspers, Ltd. Class N	38,124	6,245,509
Nedbank Group, Ltd.	18,335	280,988
Old Mutual, Ltd. (c)	628,630	878,581
PSG Group, Ltd.	19,041	318,850
Rand Merchant Investment Holdings, Ltd.	42,707	94,188
Remgro, Ltd.	45,373	632,727
Sanlam, Ltd.	266,205	1,505,833
Sasol, Ltd.	51,030	1,107,490
Sibanye Gold, Ltd. (b)	179	459
Standard Bank Group, Ltd.	153,177	1,843,798
Woolworths Holdings, Ltd.	72,692	252,643
		25,773,489
SOUTH KOREA — 3.3%
Amorepacific Corp. (b)	714	123,481
Amorepacific Corp. Preference Shares	2,687	207,720
AMOREPACIFIC Group (b)	622	44,480
BGF retail Co., Ltd. (b)	981	143,784
Celltrion Healthcare Co., Ltd. (b)	1,859	85,198
Celltrion, Inc. (b)(c)	9,379	1,467,940
CJ CheilJedang Corp. (b)	3,006	656,332
CJ Corp. (b)	990	82,696
E-MART, Inc. (b)	3,496	385,438
Hana Financial Group, Inc.	36,159	1,153,761
Hanmi Pharm Co., Ltd. (b)	569	145,885
HDC Hyundai Development Co-Engineering & Construction (b)	8,239	182,741
Helixmith Co., Ltd. (b)	1,361	109,097
HLB, Inc. (b)(c)	3,559	353,607
Hotel Shilla Co., Ltd.	4,335	340,367
Hyundai Department Store Co., Ltd. (b)	5,897	423,746
Hyundai Engineering & Construction Co., Ltd. (b)	3,592	131,386
Hyundai Heavy Industries Holdings Co., Ltd. (b)	1,044	305,134
Hyundai Mobis Co., Ltd.	4,920	1,089,126
Hyundai Motor Co.	14,350	1,495,244
Hyundai Steel Co.	8,342	226,863
KB Financial Group, Inc.	43,088	1,775,384
Kia Motors Corp.	26,906	1,030,685
Korea Aerospace Industries, Ltd. (b)	5,694	167,652
Security Description	Shares	Value
Korea Electric Power Corp. ADR (c)	56,410	$667,330
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	5,967	652,709
Korea Zinc Co., Ltd. (b)	3,130	1,150,287
KT&G Corp.	17,405	1,411,725
LG Chem, Ltd.	1,902	522,189
LG Chem, Ltd. Preference Shares (b)	719	107,559
LG Electronics, Inc.	17,368	1,082,825
LG Household & Health Care, Ltd. (b)	1,529	1,667,231
Lotte Chemical Corp. (b)	2,352	455,574
NAVER Corp.	16,032	2,585,471
NCSoft Corp. (b)	2,795	1,307,532
Pearl Abyss Corp. (b)	990	158,544
POSCO ADR	33,664	1,704,072
Samsung Biologics Co., Ltd. (b)(e)	713	266,963
Samsung C&T Corp.	5,702	534,971
Samsung Electro-Mechanics Co., Ltd.	3,515	379,934
Samsung Electronics Co., Ltd. GDR	16,565	19,762,045
Samsung Electronics Co., Ltd. Preference Shares	34,250	1,344,589
Samsung Fire & Marine Insurance Co., Ltd. (b)	5,419	1,141,015
Samsung Heavy Industries Co., Ltd. (b)	41,174	258,840
Samsung SDI Co., Ltd.	3,161	645,074
Samsung SDS Co., Ltd.	2,251	378,589
Samsung Securities Co., Ltd. (b)	33,898	1,131,448
Shinhan Financial Group Co., Ltd. (b)	50,389	1,888,852
SK Holdings Co., Ltd.	5,385	1,220,001
SK Hynix, Inc.	44,795	3,644,956
SK Innovation Co., Ltd.	7,886	1,022,872
SK Telecom Co., Ltd. ADR	22,839	527,809
Woongjin Coway Co., Ltd.	4,006	322,503
		60,071,256
SPAIN — 1.9%
ACS Actividades de Construccion y Servicios SA	44,982	1,800,049
Aena SME SA (e)	1,166	223,156
Amadeus IT Group SA	28,583	2,335,745
Banco Bilbao Vizcaya Argentaria SA	536,282	2,999,648
Banco de Sabadell SA	415,996	485,633
Banco Santander SA	1,342,159	5,619,517
CaixaBank SA	100,090	314,358
Ferrovial SA	90,399	2,736,722
Iberdrola SA	644,173	6,637,910
Industria de Diseno Textil SA	110,254	3,892,254
Mapfre SA	267,211	707,868
Naturgy Energy Group SA	39,078	982,577

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Repsol SA	133,330	$2,084,804
Telefonica SA	418,499	2,925,226
		33,745,467
SWEDEN — 1.6%
Assa Abloy AB Class B	122,313	2,861,490
Atlas Copco AB Class B	101,397	3,522,501
Epiroc AB Class B	101,397	1,202,871
Essity AB Class B	6,446	207,819
Hennes & Mauritz AB Class B	86,351	1,757,083
Husqvarna AB Class B	143,249	1,148,006
Sandvik AB	114,560	2,235,260
Securitas AB Class B	76,122	1,312,876
Skandinaviska Enskilda Banken AB Class A	136,230	1,281,815
Skanska AB Class B	75,897	1,716,409
SKF AB Class B	49,933	1,010,283
Svenska Handelsbanken AB Class A	167,290	1,803,170
Swedbank AB Class A	82,979	1,236,124
Tele2 AB Class B	83,909	1,217,709
Telefonaktiebolaget LM Ericsson Class B	319,183	2,780,945
Telia Co. AB	184,147	791,783
Volvo AB Class B	130,991	2,195,532
		28,281,676
SWITZERLAND — 6.8%
ABB, Ltd.	222,414	5,367,703
Adecco Group AG	18,839	1,191,019
Alcon, Inc. (b)	40,635	2,299,580
Cie Financiere Richemont SA	47,696	3,746,329
Coca-Cola HBC AG	15,062	511,805
Credit Suisse Group AG	157,333	2,129,239
Geberit AG	5,121	2,872,647
Givaudan SA	1,364	4,269,411
Glencore PLC (b)	952,270	2,968,988
Julius Baer Group, Ltd.	16,965	874,748
Kuehne + Nagel International AG	10,927	1,841,572
LafargeHolcim, Ltd.	32,399	1,796,692
Lonza Group AG	6,057	2,209,255
Nestle SA	270,427	29,261,467
Novartis AG	202,551	19,222,840
Roche Holding AG	60,421	19,592,290
SGS SA	931	2,548,749
Sika AG	10,874	2,042,068
Sonova Holding AG	2,767	632,923
STMicroelectronics NV	50,731	1,364,984
Swatch Group AG (c)	5,331	1,486,415
Swiss Re AG	31,827	3,572,670
Temenos AG	5,308	839,764
UBS Group AG (b)	310,023	3,913,906
Zurich Insurance Group AG	14,841	6,085,982
		122,643,046
Security Description	Shares	Value
TAIWAN — 3.2%
Acer, Inc.	484,000	$288,201
Advantech Co., Ltd.	33,599	338,489
Airtac International Group	17,000	264,553
ASE Technology Holding Co., Ltd.	215,000	596,724
Asustek Computer, Inc.	11,000	84,949
AU Optronics Corp. ADR (c)	311,401	1,018,281
Catcher Technology Co., Ltd.	43,000	325,616
Cathay Financial Holding Co., Ltd.	288,595	409,638
Chicony Electronics Co., Ltd.	217,443	645,576
China Airlines, Ltd.	1,234,000	372,954
China Development Financial Holding Corp.	548,000	177,871
China Life Insurance Co., Ltd. (b)	282,768	241,481
Chunghwa Telecom Co., Ltd. ADR (c)	83,400	3,077,460
Compal Electronics, Inc.	287,000	180,470
CTBC Financial Holding Co., Ltd.	723,558	540,671
Delta Electronics, Inc.	183,785	928,826
E.Sun Financial Holding Co., Ltd.	1,143,062	1,063,863
Eclat Textile Co., Ltd.	18,650	250,724
Eva Airways Corp.	738,751	338,854
Feng TAY Enterprise Co., Ltd.	45,139	293,629
Formosa Plastics Corp.	436,000	1,451,540
Foxconn Technology Co., Ltd.	24,240	53,531
Fubon Financial Holding Co., Ltd.	460,000	712,013
Giant Manufacturing Co., Ltd.	88,000	625,279
Globalwafers Co., Ltd.	28,000	357,274
Highwealth Construction Corp.	481,400	743,531
Hiwin Technologies Corp.	24,585	230,456
Hon Hai Precision Industry Co., Ltd. GDR	815,809	5,000,909
Hotai Motor Co., Ltd.	7,000	159,489
Innolux Corp.	397,000	110,318
Largan Precision Co., Ltd.	7,000	1,167,562
MediaTek, Inc.	157,000	2,322,764
Mega Financial Holding Co., Ltd.	25,948	26,487
Micro-Star International Co., Ltd.	79,000	228,485
Pegatron Corp.	48,000	109,524
Phison Electronics Corp.	40,000	454,348
Pou Chen Corp.	195,000	254,996
Powertech Technology, Inc.	212,000	705,794
President Chain Store Corp.	35,000	354,939
Ruentex Development Co., Ltd. (b)	70,913	106,924
Standard Foods Corp.	280,822	652,007
Taishin Financial Holding Co., Ltd.	1,067,151	516,185
Taiwan Business Bank	2,725,651	1,145,652

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	423,244	$24,590,476
Uni-President Enterprises Corp.	470,000	1,163,359
United Microelectronics Corp. ADR (c)	706,530	1,893,500
Walsin Technology Corp.	37,000	294,993
Win Semiconductors Corp.	42,000	411,916
Yageo Corp.	21,169	308,598
Zhen Ding Technology Holding, Ltd.	166,000	791,874
		58,383,553
THAILAND — 0.5%
Bangkok Bank PCL	236,276	1,258,140
Bumrungrad Hospital PCL	91,900	451,005
Central Pattana PCL	278,600	578,988
CP ALL PCL NVDR	419,800	1,012,579
Energy Absolute PCL	47,300	69,086
Indorama Ventures PCL	169,700	198,289
IRPC PCL	5,931,700	728,745
Kasikornbank PCL	109,700	551,178
Minor International PCL	285,100	342,648
PTT PCL	1,344,020	1,974,273
Siam Commercial Bank PCL NVDR	136,000	553,921
Thai Union Group PCL Class F	328,300	147,963
TMB Bank PCL	4,004,576	224,603
		8,091,418
TURKEY — 0.1%
Akbank T.A.S. (b)	664,822	906,017
Turkiye Garanti Bankasi A/S (b)	449,193	840,868
Turkiye Is Bankasi A/S Class C (b)	624,269	672,419
		2,419,304
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	154,073	332,210
DP World PLC	12,073	158,156
Emaar Malls PJSC	766,116	381,687
Emaar Properties PJSC	173,589	189,981
Emirates Telecommunications Group Co. PJSC	17,137	76,327
First Abu Dhabi Bank PJSC	129,968	536,410
		1,674,771
UNITED KINGDOM — 9.7%
3i Group PLC	131,559	1,913,626
Associated British Foods PLC	14,035	483,043
AstraZeneca PLC	104,396	10,520,380
Auto Trader Group PLC (e)	76,217	600,359
Aviva PLC	339,854	1,885,079
BAE Systems PLC	291,238	2,179,099
Barclays PLC	1,413,292	3,363,327
Barratt Developments PLC	52,409	518,356
Berkeley Group Holdings PLC	4,614	297,002
Security Description	Shares	Value
BP PLC	1,671,584	$10,443,262
British American Tobacco PLC	190,805	8,168,232
British Land Co. PLC REIT	253,540	2,145,584
BT Group PLC	661,402	1,686,145
Burberry Group PLC	51,005	1,489,894
Centrica PLC	764,808	904,770
CNH Industrial NV	78,475	862,383
Compass Group PLC	177,922	4,454,773
Diageo PLC	207,403	8,793,607
Experian PLC	89,183	3,015,067
Fiat Chrysler Automobiles NV	92,725	1,373,281
G4S PLC	137,713	397,709
GlaxoSmithKline PLC	402,267	9,480,353
HSBC Holdings PLC	1,578,559	12,377,796
Imperial Brands PLC	93,310	2,310,317
InterContinental Hotels Group PLC	14,967	1,032,618
ITV PLC	62,504	125,031
J Sainsbury PLC	234,435	713,996
Land Securities Group PLC REIT	118,091	1,548,767
Legal & General Group PLC	106,310	426,728
Lloyds Banking Group PLC	4,745,210	3,928,888
M&G PLC (b)	161,010	505,943
Marks & Spencer Group PLC	235,815	666,966
Micro Focus International PLC	23,461	330,629
National Grid PLC	445,307	5,570,622
Next PLC	19,631	1,825,114
Pearson PLC	105,653	891,570
Persimmon PLC	17,138	611,861
Prudential PLC	161,010	3,090,690
Reckitt Benckiser Group PLC	54,847	4,453,246
RELX PLC (d)	153,828	3,883,099
RELX PLC (d)	76,727	1,934,390
Rio Tinto PLC	101,600	6,060,798
Rio Tinto, Ltd.	32,735	2,310,312
Rolls-Royce Holdings PLC	172,259	1,559,064
Royal Bank of Scotland Group PLC	258,421	822,651
RSA Insurance Group PLC	109,267	818,715
Sage Group PLC	212,415	2,107,663
Segro PLC REIT	111,010	1,319,427
Severn Trent PLC	69,482	2,314,965
Smith & Nephew PLC	142,554	3,460,649
Smiths Group PLC	35,095	784,322
SSE PLC	153,946	2,933,678
Standard Chartered PLC	239,803	2,263,147
Standard Life Aberdeen PLC	266,680	1,159,127
Taylor Wimpey PLC	207,704	532,152
Tesco PLC	856,553	2,895,803
Unilever NV	138,986	7,992,480
Unilever PLC	107,551	6,198,517
United Utilities Group PLC	102,958	1,286,738
Vodafone Group PLC	2,358,307	4,585,030
Whitbread PLC	15,059	966,749

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
WPP PLC	125,369	$1,771,272
		175,346,861
UNITED STATES — 0.1%
Ferguson PLC	22,040	2,000,029
ZAMBIA — 0.0%
First Quantum Minerals, Ltd.	71,728	728,481
TOTAL COMMON STOCKS (Cost $1,656,884,428)		1,796,013,921

RIGHTS — 0.0% (a)
INDIA — 0.0% (a)
Piramal Enterprises, Ltd. (expiring 1/20/20) (b)	983	3,079
SPAIN — 0.0% (a)
Repsol SA, (expiring 1/21/20) (b)	133,330	63,307
TOTAL RIGHTS (Cost $62,963)		66,386
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Minor International PCL (expiring 9/30/21) (b) (Cost: $0)	14,555	1,565
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (g) (h)	215,222	215,243
State Street Navigator Securities Lending Portfolio II (i) (j)	18,274,461	18,274,461
TOTAL SHORT-TERM INVESTMENTS (Cost $18,489,704)		18,489,704
TOTAL INVESTMENTS — 100.6% (Cost $1,675,437,095)		1,814,571,576
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(11,639,199)
NET ASSETS — 100.0%		$1,802,932,377

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2019.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,791,298,321	$4,715,600	$0(a)	$1,796,013,921
Rights	63,307	3,079	—	66,386
Warrants	1,565	—	—	1,565
Short-Term Investments	18,489,704	—	—	18,489,704
TOTAL INVESTMENTS	$1,809,852,897	$4,718,679	$0	$1,814,571,576

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2019.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	230,076	$230,099	$36,529,397	$36,544,231	$(22)	$—	215,222	$215,243	$16,913
State Street Navigator Securities Lending Portfolio II	—	—	77,665,112	59,390,651	—	—	18,274,461	18,274,461	40,734
State Street Navigator Securities Lending Portfolio III	50,583,890	50,583,890	28,972,306	79,556,196	—	—	—	—	31,958
Total		$50,813,989	$143,166,815	$175,491,078	$(22)	$—		$18,489,704	$89,605
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ARGENTINA — 0.1%
Adecoagro SA (a)	1,238	$10,362
Banco Macro SA ADR	102	3,697
Cresud SACIF y A ADR (a)(b)	350	2,464
Despegar.com Corp. (a)(b)	722	9,733
Globant SA (a)	307	32,557
Grupo Supervielle SA ADR (b)	2,782	10,238
MercadoLibre, Inc. (a)	97	55,478
		124,529
AUSTRALIA — 2.2%
Alumina, Ltd.	74,653	120,698
AMP, Ltd. (b)	20,254	27,265
Australia & New Zealand Banking Group, Ltd.	5,064	87,676
Avita Medical, Ltd. (a)(b)	14,969	6,787
BHP Group PLC	1,481	34,860
BHP Group, Ltd.	6,286	171,978
Boral, Ltd.	29,704	93,544
Brambles, Ltd.	15,104	124,435
Coca-Cola Amatil, Ltd.	7,393	57,478
Coles Group, Ltd.	6,895	71,927
Commonwealth Bank of Australia	1,669	93,741
CSL, Ltd.	2,671	517,761
Ecofibre, Ltd. (a)(b)	2,537	4,744
EML Payments, Ltd. (a)	3,807	12,150
Fortescue Metals Group, Ltd.	11,234	84,418
Iluka Resources, Ltd.	2,523	16,494
Insurance Australia Group, Ltd.	33,688	181,396
Kogan.com, Ltd. (b)	1,434	7,651
LendLease Group Stapled Security (b)	17,815	220,406
Macquarie Group, Ltd.	3,025	293,128
Megaport, Ltd. (a)	2,889	21,811
National Australia Bank, Ltd.	6,711	116,192
Newcrest Mining, Ltd.	3,545	75,382
Origin Energy, Ltd.	11,228	66,693
Orora, Ltd.	1,117	2,497
OZ Minerals, Ltd.	10,859	80,532
PolyNovo, Ltd. (a)	5,556	7,694
Pro Medicus, Ltd. (b)	939	14,753
QBE Insurance Group, Ltd.	5,279	47,796
Santos, Ltd.	9,454	54,362
Scentre Group REIT	15,758	42,425
Shopping Centres Australasia Property Group REIT	186,247	349,563
Sonic Healthcare, Ltd.	8,381	169,378
South32, Ltd. (b)	4,623	8,635
Suncorp Group, Ltd.	11,080	100,941
Sydney Airport Stapled Security	1,137	6,922
Transurban Group Stapled Security	14,005	146,786
Vicinity Centres REIT	58,609	102,586
Wesfarmers, Ltd.	6,895	200,659
Westpac Banking Corp.	7,655	130,384
Woodside Petroleum, Ltd.	3,303	79,825
Security Description	Shares	Value
Woolworths Group, Ltd.	2,606	$66,241
		4,120,594
AUSTRIA — 0.1%
OMV AG	3,032	170,443
BELGIUM — 0.3%
Anheuser-Busch InBev SA	1,765	144,054
Solvay SA	1,025	118,853
UCB SA	2,666	212,174
		475,081
BRAZIL — 0.9%
Ambev SA ADR	22,965	107,017
Anima Holding SA	3,606	26,704
Banco Bradesco SA ADR	24,463	218,944
Banco Inter SA	962	11,146
BK Brasil Operacao e Assessoria a Restaurantes SA	1,200	5,304
Cia Energetica de Minas Gerais ADR	2,587	8,822
Cia Siderurgica Nacional SA ADR	11,280	38,916
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,184	23,500
Dommo Energia SA (a)	8,530	6,213
Ez Tec Empreendimentos e Participacoes SA	4,204	54,239
Gerdau SA ADR (b)	10,189	49,926
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	934	8,544
Itau Unibanco Holding SA Preference Shares ADR	21,964	200,971
Light SA	300	1,772
Linx SA	2,126	18,719
Marfrig Global Foods SA (a)	1,300	3,219
Minerva SA (a)	4,058	12,953
Omega Geracao SA (a)	7,577	68,750
Petro Rio SA (a)	4,002	32,890
Petroleo Brasileiro SA Preference Shares ADR	14,952	223,084
Petroleo Brasileiro SA ADR	5,811	92,627
Santos Brasil Participacoes SA	1,500	3,050
TIM Participacoes SA ADR (b)	3,882	74,185
Trisul SA	8,000	30,427
Vale SA ADR	17,619	232,571
Via Varejo SA (a)	5,080	14,106
		1,568,599
CANADA — 3.2%
Advantage Oil & Gas, Ltd. (a)(b)	8,272	17,542
Aimia, Inc. (a)	5,729	16,037
AltaGas Canada, Inc.	1,229	31,627
Aphria, Inc. (a)(b)	1,328	6,943
Aurinia Pharmaceuticals, Inc. (a)	2,085	42,271
Aurora Cannabis, Inc. (a)(b)	2,145	4,615
Ballard Power Systems, Inc. (a)(b)	2,272	16,259
Bank of Montreal	1,652	128,211
Bank of Nova Scotia	2,089	118,163

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Barrick Gold Corp.	3,004	$55,875
Baytex Energy Corp. (a)	13,192	19,024
Birchcliff Energy, Ltd.	1,137	2,271
Brookfield Asset Management, Inc. Class A	4,805	278,017
Cameco Corp.	4,302	38,284
Canacol Energy, Ltd. (b)	5,553	19,998
Canada Goose Holdings, Inc. (a)(b)	196	7,105
Canadian Imperial Bank of Commerce	752	62,665
Canadian National Railway Co.	3,259	295,226
Canadian Natural Resources, Ltd.	3,259	105,555
Canadian Pacific Railway, Ltd. (b)	687	175,375
Canadian Tire Corp., Ltd. Class A (b)	795	85,677
Canopy Growth Corp. (a)(b)	538	11,330
Cenovus Energy, Inc.	4,128	42,020
Corby Spirit and Wine, Ltd.	1,446	17,150
Crescent Point Energy Corp. (b)	2,129	9,506
Cronos Group, Inc. (a)(b)	1,655	12,724
DIRTT Environmental Solutions (a)(b)	2,415	7,915
Eldorado Gold Corp. (a)	1,649	13,263
Enbridge, Inc. (b)	4,470	177,973
Encana Corp. (b)	5,348	25,075
Endeavour Silver Corp. (a)(b)	10,231	24,695
Enerplus Corp. (b)	4,258	30,373
Equitable Group, Inc. (b)	205	17,287
First Majestic Silver Corp. (a)(b)	14,534	178,544
George Weston, Ltd.	259	20,576
goeasy, Ltd.	293	15,715
HEXO Corp. (a)(b)	1,990	3,177
IAMGOLD Corp. (a)	3,784	14,153
IGM Financial, Inc. (b)	1,268	36,453
Imperial Oil, Ltd. (b)	2,367	62,700
Jamieson Wellness, Inc. (b)	630	12,510
Just Energy Group, Inc. (b)	28,933	48,640
Kelt Exploration, Ltd. (a)(b)	4,766	17,899
Kinross Gold Corp. (a)	6,997	33,238
Kirkland Lake Gold, Ltd.	926	40,875
Leagold Mining Corp. (a)	5,056	12,594
Lightspeed POS, Inc. (a)	717	19,944
Lithium Americas Corp. (a)(b)	1,208	3,875
Loblaw Cos., Ltd.	2,651	136,971
Major Drilling Group International, Inc. (a)	2,324	10,162
Manulife Financial Corp.	8,484	172,461
MediPharm Labs Corp. (a)(b)	1,772	5,275
MEG Energy Corp. (a)	1,354	7,716
Minto Apartment Real Estate Investment Trust	2,355	42,042
National Bank of Canada (b)	4,472	248,577
New Gold, Inc. (a)	6,062	5,376
NexGen Energy, Ltd. (a)	11,723	15,097
Nutrien, Ltd.	2,643	126,713
NuVista Energy, Ltd. (a)(b)	4,657	11,456
Onex Corp.	2,816	178,439
Security Description	Shares	Value
Organigram Holdings, Inc. (a)(b)	2,696	$6,632
Osisko Mining, Inc. (a)	10,573	33,022
Paramount Resources, Ltd. Class A (a)(b)	4,727	27,485
Park Lawn Corp.	1,438	32,480
Premier Gold Mines, Ltd. (a)	9,236	14,031
Pretium Resources, Inc. (a)	971	10,820
Real Matters, Inc. (a)	2,874	27,305
Rogers Communications, Inc. Class B	4,483	222,914
Royal Bank of Canada	3,925	311,004
Shaw Communications, Inc. Class B	3,051	61,996
Shopify, Inc. Class A (a)(b)	302	120,241
Silvercorp Metals, Inc.	3,016	17,048
SilverCrest Metals, Inc. (a)	14,335	96,949
SNC-Lavalin Group, Inc. (b)	1,875	43,305
Summit Industrial Income REIT	2,338	21,744
Sun Life Financial, Inc. (b)	4,625	211,179
Suncor Energy, Inc.	6,587	216,189
Surge Energy, Inc. (b)	26,791	23,553
Tamarack Valley Energy, Ltd. (a)	10,978	16,932
TC Energy Corp.	2,960	157,867
Teck Resources, Ltd. Class B	2,346	40,742
TELUS Corp.	6,329	245,400
Tervita Corp. (a)	3,930	22,457
Theratechnologies, Inc. (a)(b)	2,785	9,149
TMAC Resources, Inc. (a)(b)	946	2,758
TORC Oil & Gas, Ltd. (b)	3,695	12,794
Toronto-Dominion Bank	6,325	355,234
TransAlta Corp.	7,339	52,520
Transat AT, Inc. (a)	724	8,900
Wesdome Gold Mines, Ltd. (a)	1,548	12,140
Wheaton Precious Metals Corp.	2,016	60,072
WPT Industrial Real Estate Investment Trust	2,638	36,378
Yamana Gold, Inc. (b)	5,557	22,027
		5,950,496
CHILE — 0.0% (c)
Enel Americas SA ADR	2,737	30,052
Enel Chile SA ADR	1,431	6,797
Liberty Latin America, Ltd. Class C (a)	356	6,928
Sociedad Quimica y Minera de Chile SA ADR (b)	281	7,500
		51,277
CHINA — 3.4%
21Vianet Group, Inc. ADR (a)	1,161	8,417
58.com, Inc. ADR (a)	293	18,966
Agricultural Bank of China, Ltd. Class H	146,000	64,270
Alibaba Group Holding, Ltd. ADR (a)	5,428	1,151,279
Anhui Conch Cement Co., Ltd. Class H	2,000	14,579
ANTA Sports Products, Ltd.	2,000	17,903

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Anton Oilfield Services Group	140,000	$15,991
Ascletis Pharma, Inc. (a)(b)(d)	6,000	2,287
Aurora Mobile, Ltd. ADR (a)(b)	857	2,528
Autohome, Inc. ADR (a)(b)	196	15,682
Baidu, Inc. ADR (a)	899	113,634
Bank of China, Ltd. Class H	300,000	128,212
Bank of Communications Co., Ltd. Class H	103,000	73,233
Baozun, Inc. ADR (a)(b)	2,469	81,773
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	2,000	11,769
Beijing Shunxin Agriculture Co., Ltd. Class A	1,400	10,589
Beijing Sinnet Technology Co., Ltd. Class A	3,900	11,238
Beijing Tiantan Biological Products Corp., Ltd. Class A	3,900	15,644
Centre Testing International Group Co., Ltd. Class A	4,957	10,611
China Conch Venture Holdings, Ltd.	5,000	21,818
China Construction Bank Corp. Class H	312,000	269,483
China Life Insurance Co., Ltd. Class H	42,000	116,700
China Mengniu Dairy Co., Ltd.	4,000	16,171
China Merchants Bank Co., Ltd. Class H	55,174	283,595
China National Software & Service Co., Ltd. Class A	1,200	12,351
China Overseas Land & Investment, Ltd.	34,000	132,434
China Pacific Insurance Group Co., Ltd. Class H	8,400	33,096
China Petroleum & Chemical Corp. Class H	137,200	82,583
China Resources Beer Holdings Co., Ltd.	2,000	11,063
China Shenhua Energy Co., Ltd. Class H	20,500	42,832
China Telecom Corp., Ltd. Class H	118,000	48,613
China Tower Corp., Ltd. Class H (d)	132,000	29,138
China TransInfo Technology Co., Ltd. Class A	4,200	10,878
China Unicom Hong Kong, Ltd.	34,000	32,029
China Vanke Co., Ltd. Class H	2,300	9,815
Chlitina Holding, Ltd.	2,000	15,879
Chongqing Brewery Co., Ltd. Class A	2,100	15,666
CITIC, Ltd.	43,000	57,504
CNOOC, Ltd.	60,000	99,797
COFCO Meat Holdings, Ltd. (a)(b)	29,000	8,225
COSCO SHIPPING Ports, Ltd.	34,828	28,518
Country Garden Holdings Co., Ltd.	25,489	40,825
CSPC Pharmaceutical Group, Ltd.	14,000	33,384
CStone Pharmaceuticals (a)(d)	7,500	9,914
Daqo New Energy Corp. ADR (a)	770	39,424
ENN Energy Holdings, Ltd.	1,800	19,671
Security Description	Shares	Value
Ever Sunshine Lifestyle Services Group, Ltd.	20,000	$13,553
G-bits Network Technology Xiamen Co., Ltd. Class A	300	12,856
Geely Automobile Holdings, Ltd.	17,000	33,250
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	2,300	16,914
Health & Happiness H&H International Holdings, Ltd. (b)	21,000	86,918
Hengan International Group Co., Ltd.	8,500	60,544
Huaneng Power International, Inc. Class H	86,000	43,487
HUYA, Inc. ADR (a)(b)	619	11,111
Industrial & Commercial Bank of China, Ltd. Class H	232,000	178,649
Innovent Biologics, Inc. (a)(d)	5,500	18,741
JD.com, Inc. ADR (a)	2,057	72,468
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,300	10,805
Jianpu Technology, Inc. ADR (a)(b)	241	359
JinkoSolar Holding Co., Ltd. ADR (a)(b)	1,535	34,522
Jinyu Bio-Technology Co., Ltd. Class A	3,400	9,138
JOYY, Inc. ADR (a)	153	8,077
Jumei International Holding, Ltd. ADR (a)(b)	1,741	3,569
Kasen International Holdings, Ltd. (a)(b)	18,000	8,432
Konka Group Co., Ltd. Class B	112,700	35,437
Lenovo Group, Ltd.	34,000	22,821
Lingyi iTech Guangdong Co. Class A (a)	6,300	9,814
Longfor Group Holdings, Ltd. (d)	8,500	39,818
Meituan Dianping Class B (a)(b)	3,100	40,541
Momo, Inc. ADR	463	15,511
NanJi E-Commerce Co., Ltd. Class A (a)	6,900	10,808
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	2,500	14,888
NetEase, Inc. ADR	176	53,969
New Oriental Education & Technology Group, Inc. ADR (a)	361	43,771
NIO, Inc. ADR (a)(b)	851	3,421
On-Bright Electronics, Inc.	1,000	7,139
Ozner Water International Holding, Ltd. (a)(b)(d)	12,000	1,294
PetroChina Co., Ltd. Class H	84,000	42,152
PICC Property & Casualty Co., Ltd. Class H	83,788	100,974
Pinduoduo, Inc. ADR (a)	514	19,439
Ping An Insurance Group Co. of China, Ltd. Class H	21,000	248,223
Q Technology Group Co., Ltd. (a)(b)	18,000	29,801
Qutoutiao, Inc. ADR (a)(b)	558	1,903
RISE Education Cayman, Ltd. ADR (a)	831	5,809

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Scholar Education Group	11,000	$15,077
Shanghai Baosight Software Co., Ltd. Class A	2,100	9,919
Shanxi Meijin Energy Co., Ltd. Class A (a)	10,000	13,539
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	900	11,591
Shengyi Technology Co., Ltd. Class A	3,100	9,311
Shenzhen Goodix Technology Co., Ltd. Class A	400	11,848
Shenzhen Kangtai Biological Products Co., Ltd. Class A	1,000	12,604
Shenzhou International Group Holdings, Ltd.	2,400	35,083
Sichuan Swellfun Co., Ltd. Class A	1,400	10,402
Sinosoft Technology Group, Ltd.	33,000	6,734
Sohu.com, Ltd. ADR (a)	989	11,057
Sunac China Holdings, Ltd.	3,000	17,923
Sunny Optical Technology Group Co., Ltd.	1,400	24,238
TAL Education Group ADR (a)	899	43,332
Tech-Bank Food Co., Ltd. Class A (a)	6,200	11,171
Tencent Holdings, Ltd.	21,600	1,041,218
Tian Ge Interactive Holdings, Ltd. (a)(b)(d)	34,000	8,465
Trip.com Group, Ltd. ADR (a)	1,158	38,839
Tsaker Chemical Group, Ltd. (d)	18,000	4,228
Vipshop Holdings, Ltd. ADR (a)	2,465	34,929
Visionox Technology, Inc. Class A (a)	4,400	10,044
Walvax Biotechnology Co., Ltd. Class A	2,300	10,712
Will Semiconductor, Ltd. Class A	600	12,353
Winning Health Technology Group Co., Ltd. Class A	4,300	9,248
Wise Talent Information Technology Co., Ltd. (a)	6,800	13,353
Wuhan Guide Infrared Co., Ltd. Class A	3,370	10,161
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,100	9,885
Xiaomi Corp. Class B (a)(b)(d)	24,600	34,034
Yanzhou Coal Mining Co., Ltd. Class H	34,000	30,545
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (d)	3,600	20,445
Yum China Holdings, Inc.	2,238	107,446
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	1,500	9,508
ZTO Express Cayman, Inc. ADR	875	20,431
		6,330,610
COLOMBIA — 0.0% (c)
Bancolombia SA ADR	369	20,218
Security Description	Shares	Value
Frontera Energy Corp.	282	$2,131
		22,349
DENMARK — 0.7%
AP Moller - Maersk A/S Class B	84	121,237
Danske Bank A/S	3,667	59,381
Drilling Co. of 1972 A/S (a)	160	10,590
DSV Panalpina A/S	3,647	420,635
Novo Nordisk A/S Class B	8,050	467,558
Zealand Pharma A/S (a)	5,490	194,133
		1,273,534
EGYPT — 0.0% (c)
Cleopatra Hospital (a)	46,464	17,456
Heliopolis Housing (a)	11,777	17,332
Medinet Nasr Housing (a)	20,280	6,090
Oriental Weavers	32,261	21,226
		62,104
FINLAND — 0.4%
Fortum Oyj	2,859	70,603
Metso Oyj	1,701	67,172
Nokia Oyj	17,725	65,578
Nordea Bank Abp (e)	11,886	96,042
Nordea Bank Abp (e)	201	1,634
Sampo Oyj Class A	2,003	87,484
UPM-Kymmene Oyj	6,521	226,256
Valmet Oyj	326	7,816
Wartsila OYJ Abp	5,813	64,272
		686,857
FRANCE — 3.0%
Accor SA	3,574	167,493
Airbus SE	1,467	214,862
Alstom SA	2,645	125,381
AXA SA	6,893	194,286
BNP Paribas SA	3,656	216,807
Bouygues SA	2,096	89,123
Capgemini SE	2,580	315,380
Carrefour SA	4,657	78,151
Credit Agricole SA	7,485	108,595
Danone SA	2,139	177,436
Engie SA	3,517	56,849
EssilorLuxottica SA	1,635	249,232
Groupe Fnac SA (a)	1,746	103,482
Hermes International	18	13,461
Innate Pharma SA (a)(b)	2,529	16,919
Kering SA	428	281,147
L'Oreal SA	811	240,332
LVMH Moet Hennessy Louis Vuitton SE	686	318,948
Orange SA (b)	10,034	147,773
Pernod Ricard SA	968	173,201
Publicis Groupe SA	1,889	85,579
Renault SA	2,430	115,053
Sanofi	3,207	322,619
Schneider Electric SE	2,324	238,695
Societe Generale SA	3,225	112,276

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Sodexo SA	2,046	$242,639
TOTAL SA	5,953	328,766
Unibail-Rodamco-Westfield	4,641	36,506
Unibail-Rodamco-Westfield REIT	773	122,041
Vallourec SA (a)(b)	1,080	3,409
Veolia Environnement SA	6,165	164,078
Vinci SA	2,967	329,715
Vivendi SA	7,563	219,198
		5,609,432
GERMANY — 2.5%
adidas AG	1,277	415,409
AIXTRON SE (a)	1,050	10,051
Allianz SE	1,630	399,601
BASF SE	2,666	201,550
Bayer AG	3,417	279,269
Commerzbank AG	2,411	14,931
CompuGroup Medical SE	4,274	305,845
Daimler AG	3,688	204,381
Deutsche Bank AG	4,872	37,828
Deutsche Boerse AG	1,268	199,480
Deutsche Lufthansa AG	7,805	143,770
Deutsche Post AG	6,329	241,617
Deutsche Telekom AG	10,445	170,826
E.ON SE	6,543	69,949
Eckert & Ziegler Strahlen- und Medizintechnik AG	26	5,563
Elmos Semiconductor AG	581	18,587
Fresenius Medical Care AG & Co. KGaA	644	47,682
HelloFresh SE (a)	580	12,149
Merck KGaA	2,238	264,655
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	968	285,770
Puma SE	342	26,239
RWE AG	2,195	67,387
Salzgitter AG	2,182	48,398
SAP SE	3,220	434,890
Siemens AG	2,595	339,468
Thyssenkrupp AG	4,085	55,208
Uniper SE	498	16,496
VERBIO Vereinigte BioEnergie AG	2,423	31,876
Volkswagen AG	773	150,328
Volkswagen AG Preference Shares	676	133,733
Wirecard AG	198	23,892
		4,656,828
HONG KONG — 1.3%
AIA Group, Ltd.	30,600	321,245
Bank of East Asia, Ltd.	24,505	54,723
China Gas Holdings, Ltd.	3,200	11,992
China Mobile, Ltd.	21,500	180,735
China Resources Land, Ltd.	9,000	44,816
CK Asset Holdings, Ltd.	33,920	244,873
CK Hutchison Holdings, Ltd.	21,420	204,254
Guangdong Investment, Ltd.	4,000	8,368
Security Description	Shares	Value
Hang Lung Properties, Ltd.	25,000	$54,865
Henderson Land Development Co., Ltd.	18,910	92,829
Hong Kong Exchanges & Clearing, Ltd.	6,841	222,128
Link REIT	21,058	222,963
New World Development Co., Ltd.	67,533	92,566
NOVA Group Holdings, Ltd. (b)	45,000	8,952
Sands China, Ltd.	17,200	91,940
Shangri-La Asia, Ltd.	34,000	35,519
Sino Biopharmaceutical, Ltd.	17,000	23,781
Sun Hung Kai Properties, Ltd.	21,253	325,404
Swire Pacific, Ltd. Class A	8,500	78,981
		2,320,934
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	3,954	39,457
Richter Gedeon Nyrt	4,021	87,553
		127,010
INDIA — 1.1%
Aavas Financiers, Ltd. (a)	2,294	63,670
AstraZeneca Pharma India, Ltd.	170	6,232
Can Fin Homes, Ltd.	2,293	12,627
Dr Reddy's Laboratories, Ltd. ADR	4,590	186,262
Equitas Holdings, Ltd. (a)	6,652	9,953
ICICI Bank, Ltd. ADR	15,752	237,698
IFB Industries, Ltd. (a)	1,235	11,570
Infosys, Ltd. ADR	32,691	337,371
Inox Leisure, Ltd.	1,126	6,032
Just Dial, Ltd. (a)	1,516	12,135
LA Opala RG, Ltd.	7,722	15,806
Larsen & Toubro, Ltd. GDR	6,731	123,716
Mahindra & Mahindra, Ltd. GDR	5,207	39,365
Procter & Gamble Health, Ltd.	65	3,976
Radico Khaitan, Ltd.	827	3,632
Reliance Industries, Ltd. GDR (d)	7,112	302,615
Repco Home Finance, Ltd.	935	4,156
SpiceJet, Ltd. (a)	3,200	5,050
State Bank of India GDR (a)	2,997	140,260
Suven Life Sciences, Ltd.	53,534	230,327
Tata Motors, Ltd. ADR (a)	4,277	55,302
Ujjivan Financial Services, Ltd.	1,082	5,266
Vedanta, Ltd. ADR	6,688	57,717
Wipro, Ltd. ADR	25,434	95,377
		1,966,115
INDONESIA — 0.4%
Astra International Tbk PT	109,700	54,721
Bank Central Asia Tbk PT	98,500	237,159
Bank Mandiri Persero Tbk PT	196,800	108,802
Bank Rakyat Indonesia Persero Tbk PT	576,900	182,846
Gudang Garam Tbk PT	7,700	29,397
Telekomunikasi Indonesia Persero Tbk PT	586,600	167,751
		780,676

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
IRELAND — 0.4%
Accenture PLC Class A	2,238	$471,256
Cairn Homes PLC	10,556	14,930
CRH PLC	3,594	143,902
Prothena Corp. PLC (a)	859	13,598
		643,686
ISRAEL — 0.3%
Bank Hapoalim BM	14,944	123,956
Bank Leumi Le-Israel BM	68,063	495,398
Teva Pharmaceutical Industries, Ltd. ADR (a)(b)	2,259	22,138
		641,492
ITALY — 0.6%
Assicurazioni Generali SpA	6,199	127,999
Atlantia SpA	1,661	38,762
Enel SpA	27,312	216,811
Eni SpA	9,407	146,205
Ferrari NV	496	82,345
Intesa Sanpaolo SpA	49,276	129,901
Italgas SpA	2,545	15,552
Mediaset SpA (a)(b)	24,232	72,353
Saipem SpA (a)	2,106	10,298
Snam SpA	15,464	81,341
Telecom Italia SpA (a)	115,137	71,910
UniCredit SpA	6,543	95,626
		1,089,103
JAPAN — 7.7%
Advantest Corp.	200	11,337
Aisin Seiki Co., Ltd.	1,700	63,667
Akatsuki, Inc.	100	5,383
AnGes, Inc. (a)(b)	1,200	7,056
Aruhi Corp.	600	12,411
Asahi Group Holdings, Ltd. (b)	1,700	77,949
Asahi Kasei Corp.	21,100	239,590
Astellas Pharma, Inc.	8,500	146,262
Ateam, Inc.	2,400	24,248
BayCurrent Consulting, Inc.	300	15,404
Bengo4.com, Inc. (a)	300	15,873
Bridgestone Corp. (b)	1,700	63,667
Canon, Inc. (b)	1,700	46,718
Change, Inc. (a)(b)	300	8,028
Comture Corp. (b)	400	8,650
COOKPAD, Inc. (a)	8,300	27,189
Corona Corp.	900	8,605
Credit Saison Co., Ltd.	4,300	75,218
Cybozu, Inc. (b)	2,600	35,504
Daiichi Sankyo Co., Ltd.	4,200	279,343
Daikin Industries, Ltd.	1,700	241,684
Daiwa Securities Group, Inc.	21,500	109,404
Denso Corp.	4,100	187,353
Digital Arts, Inc.	100	5,135
Dip Corp.	500	14,884
Eisai Co., Ltd.	1,700	128,335
Elan Corp.	700	10,370
Security Description	Shares	Value
EM Systems Co., Ltd.	5,000	$44,951
Enigmo, Inc. (a)(b)	1,600	13,103
eRex Co., Ltd.	700	11,729
euglena Co., Ltd. (a)(b)	1,700	12,248
Fixstars Corp.	700	10,074
France Bed Holdings Co., Ltd.	2,000	17,796
FUJIFILM Holdings Corp.	4,300	206,938
Fujio Food System Co., Ltd. (b)	800	13,295
Fujitsu, Ltd.	1,700	160,653
Fukui Computer Holdings, Inc.	300	9,800
GNI Group, Ltd. (a)	1,900	45,876
Gunosy, Inc. (a)	700	9,623
Gurunavi, Inc.	3,100	27,727
Hinokiya Group Co., Ltd.	400	7,994
Hitachi, Ltd.	4,300	183,039
Hokuhoku Financial Group, Inc.	4,000	42,402
Honda Motor Co., Ltd.	4,300	122,620
Hoya Corp.	4,200	403,865
Insource Co., Ltd.	600	19,517
IR Japan Holdings, Ltd.	1,000	44,674
Istyle, Inc. (a)	1,700	10,246
ITOCHU Corp.	4,200	97,952
Itokuro, Inc. (a)	600	7,818
Japan Medical Dynamic Marketing, Inc.	500	10,738
Japan Tissue Engineering Co., Ltd. (a)(b)	3,900	34,810
Japan Tobacco, Inc. (b)	4,300	96,248
JFE Holdings, Inc.	4,300	55,830
JSR Corp.	4,300	79,610
JXTG Holdings, Inc.	7,900	36,194
Kajima Corp.	8,400	112,696
Kamakura Shinsho, Ltd. (b)	2,500	39,660
Kamigumi Co., Ltd.	11,000	242,825
Kansai Electric Power Co., Inc.	4,000	46,542
Kao Corp.	1,700	141,178
KDDI Corp.	12,700	380,153
Keyence Corp.	200	70,835
Kitanotatsujin Corp. (b)	3,700	24,820
KLab, Inc. (a)(b)	1,700	12,749
KNT-CT Holdings Co., Ltd. (a)	1,200	16,320
Kobe Steel, Ltd.	3,700	20,053
Komatsu, Ltd.	4,300	104,537
Konica Minolta, Inc.	8,100	53,143
Kourakuen Holdings Corp. (b)	300	5,725
Kyocera Corp.	4,200	289,082
Lasertec Corp.	200	10,232
LEC, Inc.	600	7,349
Leopalace21 Corp. (a)(b)	3,300	10,780
M&A Capital Partners Co., Ltd. (a)	400	16,305
Makita Corp.	4,300	150,752
Marubeni Corp.	21,500	160,367
Marui Group Co., Ltd.	8,400	206,222
Mebuki Financial Group, Inc.	20,300	52,303
Media Do Holdings Co., Ltd.	700	26,763
Medical Data Vision Co., Ltd. (a)	1,800	14,625

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Menicon Co., Ltd.	1,100	$46,358
Mirai Corp. REIT	127	71,286
Mitsubishi Chemical Holdings Corp.	8,200	61,684
Mitsubishi Corp.	4,300	114,746
Mitsubishi Electric Corp.	21,000	289,565
Mitsubishi UFJ Financial Group, Inc.	38,600	210,697
Mitsui & Co., Ltd.	4,300	76,998
Mitsuuroko Group Holdings Co., Ltd.	800	9,526
Mizuho Financial Group, Inc.	79,500	123,118
Money Forward, Inc. (a)	400	19,397
MS&AD Insurance Group Holdings, Inc.	4,300	142,878
MTI, Ltd.	1,500	9,869
Murata Manufacturing Co., Ltd.	4,200	260,715
NEC Corp.	200	8,318
Nippon Steel Corp.	6,800	103,494
Nissan Motor Co., Ltd.	8,100	47,411
Nitto Denko Corp.	1,700	96,674
Nomura Holdings, Inc.	21,400	110,943
NTT Data Corp.	8,400	113,391
NTT DOCOMO, Inc.	4,300	120,206
Obayashi Corp.	21,500	240,768
Oisix ra daichi, Inc. (a)	1,700	18,991
One REIT, Inc.	13	42,825
Optim Corp. (a)	200	6,303
ORIX Corp.	8,600	143,314
Oro Co., Ltd.	300	10,559
Osaka Gas Co., Ltd.	4,300	82,736
Panasonic Corp.	12,900	122,204
Pepper Food Service Co., Ltd. (b)	200	2,317
PKSHA Technology, Inc. (a)(b)	300	10,959
Proto Corp.	1,400	15,485
Rakus Co., Ltd.	600	11,048
Resona Holdings, Inc.	12,900	56,858
Riso Kyoiku Co., Ltd.	3,300	11,721
Rohm Co., Ltd.	1,700	137,345
Samty Residential Investment Corp. REIT	81	86,012
Secom Co., Ltd.	1,700	152,941
Seven & i Holdings Co., Ltd.	1,700	62,619
SFP Holdings Co., Ltd.	700	15,369
SHIFT, Inc. (a)	200	14,686
Shin-Etsu Chemical Co., Ltd.	1,700	188,654
Softbank Corp.	4,100	55,063
SoftBank Group Corp.	8,500	371,990
Sompo Holdings, Inc.	4,300	170,140
Sony Corp.	6,800	463,095
Sosei Group Corp. (a)	400	7,991
S-Pool, Inc.	3,400	26,437
Starts Proceed Investment Corp. REIT	7	13,024
Strike Co., Ltd.	600	30,366
Sumitomo Chemical Co., Ltd.	21,500	98,523
Sumitomo Corp.	4,300	64,258
Security Description	Shares	Value
Sumitomo Electric Industries, Ltd.	4,100	$62,325
Sumitomo Mitsui Financial Group, Inc.	4,300	159,774
Sumitomo Mitsui Trust Holdings, Inc.	1,700	67,844
Suruga Bank, Ltd. (a)(b)	1,700	7,790
T&D Holdings, Inc.	8,600	110,393
Takeda Pharmaceutical Co., Ltd.	1,700	67,765
Tama Home Co., Ltd. (b)	1,500	22,761
TDK Corp.	1,700	193,816
TechMatrix Corp.	500	10,812
Teijin, Ltd.	4,300	80,916
Terumo Corp.	8,400	300,290
Tokio Marine Holdings, Inc.	4,200	236,483
Tokyo Base Co., Ltd. (a)	2,400	13,471
Tokyo Electron, Ltd.	1,700	374,258
Tokyu Corp.	11,000	204,362
Toppan Printing Co., Ltd.	8,500	176,844
Toshiba Corp.	1,700	57,957
Toyota Motor Corp.	8,500	603,349
Toyota Tsusho Corp.	4,200	149,179
Tri Chemical Laboratories, Inc.	100	7,877
Unizo Holdings Co., Ltd.	200	9,423
UT Group Co., Ltd. (b)	200	6,055
UUUM, Inc. (a)	600	26,280
Uzabase, Inc. (a)	200	4,185
ValueCommerce Co., Ltd. (b)	400	8,628
Vector, Inc. (a)	1,100	10,790
Vision, Inc. (a)(b)	1,300	21,676
WATAMI Co., Ltd.	800	9,548
West Japan Railway Co.	1,700	147,685
Yamada Denki Co., Ltd.	8,000	42,549
Yamaha Corp.	6,800	380,437
YA-MAN, Ltd.	1,700	11,482
Yokowo Co., Ltd.	400	11,944
Yume No Machi Souzou Iinkai Co., Ltd.	400	4,148
ZIGExN Co., Ltd.	2,400	12,036
		14,309,660
LUXEMBOURG — 0.0% (c)
ArcelorMittal SA	2,466	43,298
MALAYSIA — 0.1%
Bumi Armada Bhd (a)	163,300	21,159
CIMB Group Holdings Bhd	18,784	23,649
FGV Holdings Bhd (a)	41,400	15,384
Frontken Corp. Bhd	15,400	8,621
Hibiscus Petroleum Bhd (a)	101,200	23,256
Malayan Banking Bhd	11,252	23,767
Public Bank Bhd	7,900	37,545
Tenaga Nasional Bhd	7,500	24,312
		177,693
MEXICO — 0.3%
America Movil SAB de CV Series L	167,180	133,680
Cemex SAB de CV Series CPO	77,358	29,003

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Concentradora Fibra Hotelera Mexicana SA de CV REIT (d)	65,474	$30,927
Concentradora Hipotecaria SAPI de CV REIT	23,386	25,338
Fomento Economico Mexicano SAB de CV	17,180	162,548
Grupo Financiero Banorte SAB de CV Series O	16,536	92,514
Grupo Mexico SAB de CV Class B	27,509	75,546
Grupo Televisa SAB Series CPO	14,614	34,337
Industrias Penoles SAB de CV	784	8,229
PLA Administradora Industrial S de RL de CV REIT	8,656	14,219
		606,341
NETHERLANDS — 1.6%
Akzo Nobel NV	1,409	143,356
ASML Holding NV	1,575	466,205
Heineken NV	1,160	123,595
ING Groep NV	11,861	142,300
Koninklijke Ahold Delhaize NV	6,430	160,918
Koninklijke DSM NV	2,166	282,278
Koninklijke KPN NV (b)	1,018	3,006
Koninklijke Philips NV	5,150	251,584
Pharming Group NV (a)(b)	9,168	16,131
Prosus NV (a)	1,404	104,851
Royal Dutch Shell PLC Class A	4,117	121,897
Royal Dutch Shell PLC Class B	21,426	635,662
Wolters Kluwer NV	6,431	469,366
		2,921,149
NORWAY — 0.2%
DNB ASA	8,098	151,135
Norsk Hydro ASA	22,392	83,174
Telenor ASA	6,630	118,796
Yara International ASA	1,296	53,862
		406,967
PAKISTAN — 0.0% (c)
Packages, Ltd.	4,799	12,356
Searle Co., Ltd.	25,900	31,566
		43,922
PERU — 0.0% (c)
Cia de Minas Buenaventura SAA ADR	188	2,839
PHILIPPINES — 0.0% (c)
PLDT, Inc. ADR (b)	644	12,873
POLAND — 0.0% (c)
Polski Koncern Naftowy ORLEN SA	791	17,924
Powszechna Kasa Oszczednosci Bank Polski SA	2,687	24,449
		42,373
RUSSIA — 0.3%
Gazprom PJSC ADR (b)	17,102	140,578
LUKOIL PJSC ADR	1,263	124,671
Security Description	Shares	Value
MMC Norilsk Nickel PJSC ADR	355	$10,824
Mobile TeleSystems PJSC ADR	4,064	41,250
Sberbank of Russia PJSC ADR	8,313	136,666
Surgutneftegas PJSC ADR	197	1,223
Tatneft PJSC ADR	1,970	145,504
		600,716
SAUDI ARABIA — 0.2%
Al Rajhi Co. for Co-operative Insurance (a)	732	12,391
Aldrees Petroleum and Transport Services Co.	6,503	108,346
Aseer Trading Tourism & Manufacturing Co. (a)	8,080	19,558
City Cement Co.	2,348	11,204
Eastern Province Cement Co.	783	7,514
Etihad Etisalat Co. (a)	1,131	7,537
Leejam Sports Co. JSC	867	18,744
Maharah Human Resources Co.	453	10,397
Mobile Telecommunications Co. (a)	13,150	41,154
National Medical Care Co.	538	6,970
Saudi Ceramic Co. (a)	3,127	30,217
Saudi Co. For Hardware CJSC	632	8,778
Saudi Research & Marketing Group (a)	526	10,895
Saudia Dairy & Foodstuff Co.	245	9,339
		303,044
SINGAPORE — 0.4%
CapitaLand, Ltd.	64,500	179,880
DBS Group Holdings, Ltd.	4,100	78,911
Singapore Exchange, Ltd.	42,000	276,741
Singapore Press Holdings, Ltd. (b)	43,000	69,713
Singapore Telecommunications, Ltd.	20,200	50,626
		655,871
SOUTH AFRICA — 0.6%
Anglo American PLC	4,977	143,272
AngloGold Ashanti, Ltd.	1,723	38,998
Discovery, Ltd.	26,810	231,279
FirstRand, Ltd.	23,843	107,079
Gold Fields, Ltd.	4,041	27,705
Harmony Gold Mining Co., Ltd. (a)	3,285	12,028
Impala Platinum Holdings, Ltd. (a)	2,633	27,024
MTN Group, Ltd. (b)	8,808	51,959
MultiChoice Group, Ltd. (a)	980	8,165
Naspers, Ltd. Class N	1,404	230,004
Nedbank Group, Ltd.	845	12,950
Old Mutual, Ltd. (b)	31,078	43,435
Sanlam, Ltd.	22,070	124,843
Sasol, Ltd.	1,701	36,916
Standard Bank Group, Ltd.	5,704	68,659
		1,164,316
SOUTH KOREA — 1.4%
Advanced Process Systems Corp. (a)	816	23,708
Ahnlab, Inc. (a)	203	11,498

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Ananti, Inc. (a)	750	$6,745
Anterogen Co., Ltd. (a)	25	927
BH Co., Ltd. (a)	1,447	27,465
Binex Co., Ltd. (a)	1,307	8,928
Celltrion, Inc. (a)	202	31,616
CMG Pharmaceutical Co., Ltd. (a)	6,841	25,141
CrystalGenomics, Inc. (a)	488	6,245
Dae Hwa Pharmaceutical Co., Ltd.	350	3,874
DIO Corp. (a)	3,474	126,169
Dongsung Pharmaceutical Co., Ltd. (a)	474	6,578
Duk San Neolux Co., Ltd. (a)	989	22,492
E-MART, Inc. (a)	11	1,213
Feelux Co., Ltd. (a)	1,061	6,963
Genexine Co., Ltd. (a)	150	8,107
Green Cross Cell Corp. (a)	251	10,190
Green Cross LabCell Corp. (a)	622	20,385
Hana Financial Group, Inc.	538	17,166
Hanall Biopharma Co., Ltd. (a)	311	9,762
Helixmith Co., Ltd. (a)	36	2,886
HLB, Inc. (a)	44	4,372
Huons Co., Ltd.	217	10,133
Hyundai Mobis Co., Ltd.	300	66,410
Hyundai Motor Co.	668	69,604
Hyundai Steel Co.	130	3,535
Inscobee, Inc. (a)	2,744	7,261
iNtRON Biotechnology, Inc. (a)	389	5,214
JW Holdings Corp. (a)	8,574	47,079
JW Pharmaceutical Corp. (a)	1,681	43,026
KB Financial Group, Inc.	1,623	66,874
Kia Motors Corp.	418	16,012
Korea Electric Power Corp. ADR	1,482	17,532
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	10	1,094
KT&G Corp.	564	45,746
LG Chem, Ltd. Preference Shares (a)	886	132,542
LG Electronics, Inc.	158	9,851
LG Household & Health Care, Ltd. (a)	84	91,594
Lotte Chemical Corp. (a)	20	3,874
Naturecell Co., Ltd. (a)	1,491	8,496
NAVER Corp.	855	137,885
Oscotec, Inc. (a)	414	8,628
PHARMA RESEARCH PRODUCTS Co., Ltd. (a)	99	3,116
POSCO ADR	2,437	123,361
Sam Chun Dang Pharm Co., Ltd.	564	17,362
Samsung C&T Corp.	176	16,513
Samsung Electronics Co., Ltd. GDR	733	874,469
Samsung Engineering Co., Ltd. (a)	384	6,375
Samsung Fire & Marine Insurance Co., Ltd. (a)	113	23,793
Samsung Heavy Industries Co., Ltd. (a)	1,098	6,903
Samsung Securities Co., Ltd. (a)	367	12,250
Sejong Telecom, Inc. (a)	34,338	11,313
Security Description	Shares	Value
Shinhan Financial Group Co., Ltd. (a)	1,623	$60,839
SillaJen, Inc. (a)	131	1,648
SK Holdings Co., Ltd.	114	25,827
SK Hynix, Inc.	2,509	204,157
SK Innovation Co., Ltd.	107	13,879
STCUBE (a)	123	1,218
Telcon RF Pharmaceutical, Inc. (a)	1,554	6,531
Theragen Etex Co., Ltd. (a)	1,750	12,681
WeMade Entertainment Co., Ltd. (a)	205	5,256
Whanin Pharmaceutical Co., Ltd. (a)	1,177	15,724
		2,618,035
SPAIN — 0.9%
Acciona SA (b)	2,843	299,341
Acerinox SA	6,520	73,516
ACS Actividades de Construccion y Servicios SA	5,530	221,295
Amadeus IT Group SA	2,169	177,246
Banco Bilbao Vizcaya Argentaria SA	19,413	108,585
Banco Santander SA	44,588	186,686
Iberdrola SA	18,936	195,127
Industria de Diseno Textil SA	4,321	152,543
Repsol SA	3,348	52,351
Telefonica SA	15,647	109,369
		1,576,059
SWEDEN — 0.8%
Assa Abloy AB Class B	7,360	172,186
Atlas Copco AB Class B	5,940	206,354
Epiroc AB Class B	6,850	81,261
Sandvik AB	6,372	124,329
Securitas AB Class B	9,904	170,814
Skandinaviska Enskilda Banken AB Class A	14,987	141,016
Skanska AB Class B	6,500	146,997
SKF AB Class B	4,625	93,577
Svenska Handelsbanken AB Class A	6,077	65,502
Tele2 AB Class B	4,547	65,987
Telefonaktiebolaget LM Ericsson Class B	12,131	105,694
Telia Co. AB	10,445	44,911
Volvo AB Class A	8,051	136,060
		1,554,688
SWITZERLAND — 2.8%
ABB, Ltd.	9,036	218,073
Adecco Group AG	1,744	110,257
Alcon, Inc. (a)	1,183	66,947
Basilea Pharmaceutica AG (a)	229	11,082
Cie Financiere Richemont SA	2,451	192,516
Credit Suisse Group AG	7,633	103,300
Garrett Motion, Inc. (a)	47	470
Geberit AG	688	385,936
Givaudan SA	86	269,186
Glencore PLC (a)	11,866	36,996

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Kuehne + Nagel International AG	803	$135,333
LafargeHolcim, Ltd.	1,747	96,880
Meyer Burger Technology AG (a)(b)	16,121	6,243
Molecular Partners AG (a)	405	7,328
Nestle SA	8,712	942,679
Novartis AG	5,822	552,529
Roche Holding AG	2,174	704,948
SGS SA	86	235,438
Swatch Group AG	258	71,937
Swiss Re AG	2,110	236,853
TE Connectivity, Ltd.	4,461	427,542
TRANSOCEAN, Ltd. (a)	1,476	10,155
UBS Group AG (a)	12,271	154,916
Zurich Insurance Group AG	429	175,924
		5,153,468
TAIWAN — 1.5%
AU Optronics Corp. ADR (b)	43,849	143,386
AURAS Technology Co., Ltd.	2,000	14,678
Career Technology MFG. Co., Ltd.	12,480	14,883
Century Iron & Steel Industrial Co., Ltd.	4,000	9,634
Charoen Pokphand Enterprise	5,000	11,042
Chaun-Choung Technology Corp.	3,000	28,422
Chief Telecom, Inc.	3,000	22,017
Chilisin Electronics Corp.	2,000	8,540
Chunghwa Telecom Co., Ltd. ADR (b)	5,875	216,788
Concraft Holding Co., Ltd.	2,093	12,253
CTBC Financial Holding Co., Ltd.	39,000	29,142
Darfon Electronics Corp.	8,000	11,756
Egis Technology, Inc.	1,000	7,889
Formosa Chemicals & Fibre Corp.	11,000	32,108
Formosa Plastics Corp.	14,000	46,609
Genius Electronic Optical Co., Ltd.	1,079	21,129
Global Unichip Corp.	1,000	8,040
Globalwafers Co., Ltd.	1,000	12,760
Hon Hai Precision Industry Co., Ltd. GDR	37,051	227,123
International Games System Co., Ltd.	4,000	52,040
Jentech Precision Industrial Co., Ltd.	2,000	15,645
Lotus Pharmaceutical Co., Ltd. (a)	3,000	11,509
MediaTek, Inc.	2,000	29,589
Nan Ya Plastics Corp.	16,000	38,856
Pan Jit International, Inc.	13,500	12,475
PChome Online, Inc. (a)	2,000	6,318
PharmaEngine, Inc.	1,000	2,285
PharmaEssentia Corp. (a)	5,000	18,347
Pharmally International Holding Co., Ltd.	1,282	9,280
Power Wind Health Industry, Inc.	2,000	13,377
RichWave Technology Corp.	2,000	11,342
Sporton International, Inc.	4,000	28,422
TaiDoc Technology Corp.	1,000	4,353
Security Description	Shares	Value
Taigen Biopharmaceuticals Holdings, Ltd. (a)	35,000	$21,483
Taiwan Semiconductor Co., Ltd.	3,000	5,364
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,759	1,089,898
Taiwan Surface Mounting Technology Corp.	3,000	11,709
Taiwan Union Technology Corp.	2,000	9,874
Tanvex BioPharma, Inc. (a)	5,000	7,464
TCI Co., Ltd.	459	4,364
United Integrated Services Co., Ltd.	7,000	45,768
United Microelectronics Corp. ADR (b)	82,269	220,481
United Renewable Energy Co., Ltd. (a)	375,518	95,956
Visual Photonics Epitaxy Co., Ltd.	2,000	7,873
Wafer Works Corp.	5,000	6,063
Win Semiconductors Corp.	2,000	19,615
		2,677,949
THAILAND — 0.2%
Bangkok Bank PCL	21,000	111,822
CP ALL PCL NVDR	15,600	37,628
Kasikornbank PCL NVDR	4,000	20,165
PTT PCL	43,000	63,164
Siam Commercial Bank PCL NVDR	3,400	13,848
Taokaenoi Food & Marketing PCL (b)	72,200	25,309
TQM Corp. PCL NVDR	300	661
		272,597
TURKEY — 0.0% (c)
Akbank T.A.S. (a)	20,094	27,384
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	6,700	1,644
Turkiye Garanti Bankasi A/S (a)	19,879	37,212
Turkiye Is Bankasi A/S Class C (a)	14,834	15,978
		82,218
UNITED ARAB EMIRATES — 0.0% (c)
Eshraq Properties Co. PJSC (a)	211,281	18,579
UNITED KINGDOM — 5.4%
3i Group PLC	30,472	443,239
Amcor PLC	6,437	70,453
AO World PLC (a)(b)	6,930	8,290
AstraZeneca PLC	3,946	397,653
Avon Products, Inc.	9,972	56,242
BAE Systems PLC	19,908	148,956
Barclays PLC	54,396	129,451
BP PLC	48,639	303,873
British American Tobacco PLC	3,688	157,881
British Land Co. PLC REIT	14,271	120,769
BT Group PLC	46,446	118,407
Burberry Group PLC	3,539	103,377
Cairn Energy PLC	2,528	6,865
Capita PLC (a)	1,946	4,231

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
CNH Industrial NV	3,077	$33,814
Cobham PLC	101,569	221,004
Compass Group PLC	9,688	242,566
Diageo PLC	6,070	257,360
Experian PLC	8,296	280,468
Fiat Chrysler Automobiles NV	3,816	56,516
Frontier Developments PLC (a)(b)	1,161	18,795
G4S PLC	13,914	40,183
GlaxoSmithKline PLC	13,957	328,929
Gulf Keystone Petroleum, Ltd.	3,143	8,848
Hammerson PLC REIT	22,963	93,907
HSBC Holdings PLC	58,282	457,001
Hurricane Energy PLC (a)(b)	19,132	8,491
Imperial Brands PLC	2,101	52,020
InterContinental Hotels Group PLC	4,264	294,186
iomart Group PLC (b)	5,448	26,884
J Sainsbury PLC	16,449	50,097
Land Securities Group PLC REIT	9,226	120,999
Learning Technologies Group PLC (b)	9,761	18,491
Liberty Global PLC Class A (a)	919	20,898
Liberty Global PLC Class C (a)	3,591	78,266
Linde PLC (e)	2,238	476,470
Linde PLC (e)	589	126,148
Lloyds Banking Group PLC	193,400	160,129
M&G PLC (a)	9,803	30,804
Marks & Spencer Group PLC	22,069	62,419
National Grid PLC	4,141	51,802
Next PLC	1,609	149,590
nVent Electric PLC	157	4,016
On the Beach Group PLC (d)	2,305	14,883
Pearson PLC	2,261	19,080
Pentair PLC	157	7,202
Premier Oil PLC (a)(b)	8,135	10,583
Prudential PLC	10,833	207,946
Quilter PLC (d)	9,628	20,541
Reckitt Benckiser Group PLC	1,788	145,175
RELX PLC (e)	6,951	175,465
RELX PLC (e)	11,734	295,830
Rio Tinto PLC	4,796	286,098
Rio Tinto, Ltd.	370	26,113
Rolls-Royce Holdings PLC	7,064	63,934
RSA Insurance Group PLC	15,758	118,071
Sage Group PLC	37,387	370,968
Severn Trent PLC	5,578	185,845
Smith & Nephew PLC	10,118	245,625
Smiths Group PLC	7,796	174,229
Soco International PLC	17,173	11,876
SSE PLC	4,823	91,910
Standard Chartered PLC	10,916	103,020
Standard Life Aberdeen PLC	32,834	142,713
TechnipFMC PLC	2,310	49,033
Tesco PLC	26,391	89,222
Tullow Oil PLC	1,726	1,463
Unilever NV	4,481	257,683
Unilever PLC	3,417	196,933
Security Description	Shares	Value
United Utilities Group PLC	9,928	$124,077
Virgin Money UK PLC	312	765
Vodafone Group PLC	73,865	143,609
Whitbread PLC	6,002	385,313
WPP PLC	7,692	108,676
		9,914,669
UNITED STATES — 54.3%
3M Co.	2,238	394,828
Abbott Laboratories	8,503	738,571
AbbVie, Inc.	2,195	194,345
Activision Blizzard, Inc.	293	17,410
Adobe, Inc. (a)	3,305	1,090,022
Advanced Micro Devices, Inc. (a)	2,251	103,231
Aflac, Inc.	8,816	466,366
Agenus, Inc. (a)(b)	7,495	30,505
Agilent Technologies, Inc.	4,461	380,568
AGNC Investment Corp. REIT	2,038	36,032
Akebia Therapeutics, Inc. (a)(b)	575	3,634
Akorn, Inc. (a)	949	1,424
Alacer Gold Corp. (a)	9,011	47,947
Alexion Pharmaceuticals, Inc. (a)	1,698	183,639
Allegion PLC	729	90,790
Allergan PLC	498	95,203
Allstate Corp.	4,461	501,639
Alphabet, Inc. Class A (a)	1,147	1,536,280
Alphabet, Inc. Class C (a)	1,147	1,533,562
Altria Group, Inc.	4,461	222,649
Amazon.com, Inc. (a)	1,493	2,758,825
American Electric Power Co., Inc.	4,461	421,609
American Express Co.	4,569	568,795
American Tower Corp. REIT	2,238	514,337
Amgen, Inc.	3,277	789,986
Amyris, Inc. (a)(b)	1,440	4,450
Annaly Capital Management, Inc. REIT	4,161	39,197
Anthem, Inc.	1,656	500,162
Apache Corp.	973	24,899
Apple, Inc.	15,187	4,459,663
Applied Materials, Inc.	8,206	500,894
Arbor Realty Trust, Inc. REIT	2,177	31,240
Archer-Daniels-Midland Co.	6,694	310,267
Arcus Biosciences, Inc. (a)	1,262	12,746
Arena Pharmaceuticals, Inc. (a)	2	91
Armada Hoffler Properties, Inc. REIT	4,641	85,162
ArQule, Inc. (a)	414	8,263
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,326	84,108
Arvinas Holding Co. LLC (a)	388	15,943
Assembly Biosciences, Inc. (a)	288	5,892
AT&T, Inc.	25,721	1,005,177
Automatic Data Processing, Inc.	2,238	381,579
Avanos Medical, Inc. (a)	283	9,537
Avrobio, Inc. (a)	191	3,845
AxoGen, Inc. (a)	191	3,417

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Axonics Modulation Technologies, Inc. (a)(b)	1,012	$28,043
Baker Hughes Co.	1,796	46,031
Bank of America Corp.	38,599	1,359,457
Bank of New York Mellon Corp.	6,756	340,029
Baxter International, Inc.	4,311	360,486
Becton Dickinson and Co.	2,238	608,669
Berkshire Hathaway, Inc. Class B (a)	2,559	579,613
BioCryst Pharmaceuticals, Inc. (a)	4,636	15,994
Biogen, Inc. (a)	1,354	401,772
BioSpecifics Technologies Corp. (a)	205	11,673
Bizlink Holding, Inc.	1,000	7,522
Boeing Co.	2,040	664,550
Booking Holdings, Inc. (a)	169	347,080
Brighthouse Financial, Inc. (a)	561	22,008
Bristol-Myers Squibb Co.	6,757	433,732
Broadcom, Inc.	1,652	522,065
C.H. Robinson Worldwide, Inc.	2,238	175,012
California Resources Corp. (a)(b)	41	370
Capital One Financial Corp.	2,238	230,313
Cara Therapeutics, Inc. (a)(b)	1,058	17,044
Care.com, Inc. (a)	575	8,642
CareDx, Inc. (a)(b)	93	2,006
Carnival Corp.	2,238	113,758
Catalyst Pharmaceuticals, Inc. (a)	19	71
Caterpillar, Inc.	2,238	330,508
Cato Corp. Class A	468	8,143
CDK Global, Inc.	632	34,558
CenturyLink, Inc.	1,510	19,947
ChannelAdvisor Corp. (a)	871	7,874
Charles Schwab Corp.	10,158	483,114
Charter Communications, Inc. Class A (a)	952	461,796
ChemoCentryx, Inc. (a)	1,026	40,578
Chemours Co. (b)	555	10,040
Chevron Corp.	5,777	696,186
Chubb, Ltd.	3,367	524,107
Church & Dwight Co., Inc.	6,836	480,844
Cigna Corp.	656	134,145
Cisco Systems, Inc.	20,417	979,199
Citigroup, Inc.	11,385	909,548
Citrix Systems, Inc.	2,238	248,194
Clorox Co.	2,238	343,623
Coca-Cola Co.	8,836	489,073
Cognizant Technology Solutions Corp. Class A	4,472	277,353
Colgate-Palmolive Co.	4,461	307,095
Collegium Pharmaceutical, Inc. (a)	582	11,978
Comcast Corp. Class A	11,398	512,568
Community Healthcare Trust, Inc. REIT	2,878	123,351
Conagra Brands, Inc.	4,461	152,745
ConocoPhillips	4,461	290,099
Corning, Inc.	8,942	260,302
Corteva, Inc.	3,547	104,849
Costco Wholesale Corp.	2,238	657,793
Security Description	Shares	Value
Coty, Inc. Class A	355	$3,994
CSX Corp.	5,793	419,181
Cummins, Inc.	2,238	400,512
CVS Health Corp.	6,792	504,578
Cyclerion Therapeutics, Inc. (a)(b)	653	1,776
Cytokinetics, Inc. (a)(b)	110	1,167
CytomX Therapeutics, Inc. (a)	669	5,559
Danaher Corp.	4,570	701,404
Deere & Co.	2,136	370,083
Dell Technologies, Inc. Class C (a)	459	23,588
Denbury Resources, Inc. (a)(b)	624	880
Dermira, Inc. (a)(b)	1,461	22,149
Devon Energy Corp.	973	25,269
Dicerna Pharmaceuticals, Inc. (a)	587	12,932
Diebold Nixdorf, Inc. (a)(b)	384	4,055
Discover Financial Services	4,461	378,382
Dollar Tree, Inc. (a)	3,010	283,090
Dow, Inc.	3,595	196,754
Duke Energy Corp.	2,430	221,640
Duluth Holdings, Inc. Class B (a)(b)	382	4,022
DuPont de Nemours, Inc.	3,547	227,717
DXC Technology Co.	728	27,366
Dynavax Technologies Corp. (a)(b)	2,679	15,324
Easterly Government Properties, Inc. REIT	12,581	298,547
Eaton Corp. PLC	4,461	422,546
eBay, Inc.	6,694	241,720
Ecolab, Inc.	2,238	431,912
Edison International	3,846	290,027
Editas Medicine, Inc. (a)(b)	193	5,715
Eidos Therapeutics, Inc. (a)(b)	514	29,498
Elanco Animal Health, Inc. (a)	935	27,536
Eli Lilly & Co.	4,357	572,641
Emerson Electric Co.	4,461	340,196
Entercom Communications Corp. Class A (b)	1,910	8,862
EOG Resources, Inc.	4,569	382,699
Equity Residential REIT	2,238	181,099
Estee Lauder Cos., Inc. Class A	2,238	462,237
Exelon Corp.	4,461	203,377
Expedia Group, Inc.	154	16,654
Exxon Mobil Corp.	12,307	858,782
Facebook, Inc. Class A (a)	6,294	1,291,843
Fastenal Co.	4,480	165,536
Fate Therapeutics, Inc. (a)	288	5,636
FedEx Corp.	2,238	338,408
Ferguson PLC	1,792	162,616
FirstEnergy Corp.	4,461	216,805
Flexion Therapeutics, Inc. (a)(b)	1,266	26,206
Ford Motor Co.	17,854	166,042
Fortive Corp.	2,181	166,607
Fox Corp. Class A	3,157	117,030
Franklin Financial Network, Inc.	388	13,320
Franklin Resources, Inc.	6,694	173,910
Freeport-McMoRan, Inc.	1,280	16,794
GCI Liberty, Inc. Class A (a)	561	39,747

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
General Dynamics Corp.	2,238	$394,671
General Electric Co.	20,622	230,142
General Mills, Inc.	2,238	119,867
General Motors Co.	4,461	163,273
Geron Corp. (a)(b)	3,173	4,315
Gilead Sciences, Inc.	5,853	380,328
Gladstone Commercial Corp. REIT	8,089	176,826
Gogo, Inc. (a)(b)	3,378	21,619
Goldman Sachs Group, Inc.	2,238	514,583
Halliburton Co.	4,461	109,161
Hamilton Beach Brands Holding Co. Class A	484	9,244
Healthpeak Properties, Inc. REIT	6,056	208,750
Hershey Co.	2,238	328,941
Hess Corp.	2,238	149,521
Hewlett Packard Enterprise Co.	8,942	141,820
Home Depot, Inc.	4,716	1,029,880
Honeywell International, Inc.	4,628	819,156
Hooker Furniture Corp.	587	15,080
HP, Inc.	8,942	183,758
Illinois Tool Works, Inc.	3,341	600,144
ImmunoGen, Inc. (a)(b)	3,587	18,312
Ingersoll-Rand PLC	4,081	542,447
Innovative Industrial Properties, Inc. REIT (b)	196	14,871
Inspire Medical Systems, Inc. (a)	196	14,545
Insys Therapeutics, Inc. (a)	79	3
Intel Corp.	16,830	1,007,275
Intellia Therapeutics, Inc. (a)(b)	387	5,677
International Business Machines Corp.	3,611	484,018
Intra-Cellular Therapies, Inc. (a)(b)	575	19,728
Intuit, Inc.	2,238	586,199
Invitae Corp. (a)(b)	93	1,500
J.M. Smucker Co.	2,238	233,043
Johnson & Johnson	6,849	999,064
Johnson Controls International PLC	5,915	240,800
JPMorgan Chase & Co.	11,920	1,661,648
Juniper Networks, Inc.	4,461	109,874
Karyopharm Therapeutics, Inc. (a)	2,251	43,152
Kellogg Co.	2,238	154,780
Keysight Technologies, Inc. (a)	2,236	229,481
Kimberly-Clark Corp.	2,238	307,837
Kinder Morgan, Inc.	3,293	69,713
Kohl's Corp.	2,238	114,026
Kraft Heinz Co.	260	8,354
Krystal Biotech, Inc. (a)	2	111
L Brands, Inc.	647	11,724
Lamb Weston Holdings, Inc.	1,482	127,496
Las Vegas Sands Corp.	2,238	154,512
Leidos Holdings, Inc.	560	54,818
Lockheed Martin Corp.	1,781	693,486
LogMeIn, Inc.	384	32,924
Lowe's Cos., Inc.	4,581	548,621
Lumber Liquidators Holdings, Inc. (a)(b)	382	3,732
Security Description	Shares	Value
LyondellBasell Industries NV Class A	2,197	$207,573
MacroGenics, Inc. (a)	594	6,463
Macy's, Inc. (b)	3,969	67,473
Marathon Oil Corp.	6,694	90,905
Marathon Petroleum Corp.	4,480	269,920
Marsh & McLennan Cos., Inc.	4,461	497,000
Mastercard, Inc. Class A	1,191	355,621
MasterCraft Boat Holdings, Inc. (a)	387	6,095
Mattel, Inc. (a)(b)	147	1,992
McCormick & Co., Inc.	3,272	555,357
McDermott International, Inc. (a)(b)	1,169	791
McDonald's Corp.	2,238	442,251
McKesson Corp.	1,698	234,867
Medifast, Inc. (b)	168	18,409
Medtronic PLC	8,023	910,209
MeiraGTx Holdings PLC (a)	410	8,208
Merchants Bancorp	387	7,628
Merck & Co., Inc.	8,899	809,364
Meta Financial Group, Inc.	291	10,624
MetLife, Inc.	6,607	336,759
MGP Ingredients, Inc. (b)	68	3,295
Micron Technology, Inc. (a)	496	26,675
Microsoft Corp.	25,208	3,975,302
Mitek Systems, Inc. (a)	1,545	11,819
Mondelez International, Inc. Class A	2,238	123,269
Morgan Stanley	6,694	342,197
Mosaic Co.	2,038	44,102
Nabors Industries, Ltd.	2,412	6,947
National Oilwell Varco, Inc.	973	24,374
NetApp, Inc.	2,238	139,315
Netflix, Inc. (a)	955	309,009
New Senior Investment Group, Inc. REIT	4,398	33,645
Newmont Goldcorp Corp. (e)	2,238	97,241
Newmont Goldcorp Corp. (b)(e)	938	40,826
News Corp. Class A	1,161	16,417
NexPoint Residential Trust, Inc. REIT	8,868	399,060
NextEra Energy, Inc.	2,238	541,954
NIKE, Inc. Class B	7,528	762,662
Noble Energy, Inc.	2,801	69,577
Norfolk Southern Corp.	2,238	434,463
Northern Oil and Gas, Inc. (a)(b)	1,329	3,110
Northrop Grumman Corp.	1,195	411,044
NOW, Inc. (a)	257	2,889
NVIDIA Corp.	1,440	338,832
Occidental Petroleum Corp.	5,121	211,036
Ocwen Financial Corp. (a)	6,197	8,490
Optinose, Inc. (a)(b)	1,066	9,829
Oracle Corp.	14,035	743,574
O'Reilly Automotive, Inc. (a)	931	408,020
Overstock.com, Inc. (a)	375	2,644
Parker-Hannifin Corp.	2,238	460,625
PayPal Holdings, Inc. (a)	6,365	688,502

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Paysign, Inc. (a)(b)	519	$5,268
Penn Virginia Corp. (a)	68	2,064
Pennsylvania Real Estate Investment Trust (b)	962	5,127
People's United Financial, Inc.	16,365	276,568
PepsiCo, Inc.	4,570	624,582
Perspecta, Inc.	411	10,867
PetMed Express, Inc. (b)	288	6,774
Pfizer, Inc.	22,684	888,759
Philip Morris International, Inc.	4,461	379,586
Phillips 66	1,097	122,217
Pioneer Natural Resources Co.	1,516	229,477
PNC Financial Services Group, Inc.	2,238	357,252
Portola Pharmaceuticals, Inc. (a)(b)	196	4,680
PPL Corp.	6,694	240,181
Primo Water Corp. (a)	1,362	15,288
Principia Biopharma, Inc. (a)	293	16,051
Procter & Gamble Co.	4,825	602,642
Progenics Pharmaceuticals, Inc. (a)	2,893	14,725
Prologis, Inc. REIT	6,751	601,784
Prudential Financial, Inc.	3,335	312,623
PTC Therapeutics, Inc. (a)	538	25,840
Public Service Enterprise Group, Inc.	4,461	263,422
Public Storage REIT	1,875	399,300
Puma Biotechnology, Inc. (a)(b)	1,038	9,083
QUALCOMM, Inc.	5,384	475,030
QuinStreet, Inc. (a)	387	5,925
Qurate Retail, Inc. Class A (a)	4,061	34,234
Ra Pharmaceuticals, Inc. (a)	205	9,621
Radius Health, Inc. (a)	288	5,806
Raytheon Co.	2,238	491,778
REGENXBIO, Inc. (a)(b)	68	2,786
Republic First Bancorp, Inc. (a)	6,728	28,123
Resideo Technologies, Inc. (a)	444	5,297
Retail Opportunity Investments Corp. REIT	18,367	324,361
Revance Therapeutics, Inc. (a)(b)	1,271	20,628
Rigel Pharmaceuticals, Inc. (a)	6,023	12,889
Roku, Inc. (a)(b)	293	39,233
Rosetta Stone, Inc. (a)	210	3,809
Ross Stores, Inc.	4,034	469,638
salesforce.com, Inc. (a)	4,784	778,070
Sangamo Therapeutics, Inc. (a)(b)	284	2,377
Sarepta Therapeutics, Inc. (a)(b)	168	21,679
Schlumberger, Ltd.	6,719	270,104
Scholar Rock Holding Corp. (a)(b)	110	1,450
Seagate Technology PLC	2,238	133,161
Simon Property Group, Inc. REIT	2,238	333,372
Skyline Champion Corp. (a)	388	12,300
Snap, Inc. Class A (a)(b)	1,945	31,762
Southern Co.	2,238	142,561
Starbucks Corp.	8,817	775,191
State Street Corp. (f)	2,238	177,026
Stemline Therapeutics, Inc. (a)	1,753	18,634
Sterling Bancorp, Inc.	1,653	13,389
Security Description	Shares	Value
Synchrony Financial	2,494	$89,809
Sysco Corp.	4,461	381,594
Tabula Rasa HealthCare, Inc. (a)(b)	334	16,259
Tandem Diabetes Care, Inc. (a)(b)	196	11,684
Tapestry, Inc.	2,138	57,662
Target Corp.	2,238	286,934
TechTarget, Inc. (a)	2,987	77,961
Tesla, Inc. (a)	334	139,722
Texas Instruments, Inc.	6,770	868,523
Thermo Fisher Scientific, Inc.	2,786	905,088
TJX Cos., Inc.	8,816	538,305
Travelers Cos., Inc.	2,238	306,494
Twist Bioscience Corp. (a)(b)	587	12,327
Twitter, Inc. (a)	1,316	42,178
Tyson Foods, Inc. Class A	3,549	323,101
UMH Properties, Inc. REIT	12,759	200,699
Union Pacific Corp.	3,369	609,082
Unisys Corp. (a)	859	10,188
United Parcel Service, Inc. Class B	2,238	261,980
United Technologies Corp.	2,238	335,163
UnitedHealth Group, Inc.	3,904	1,147,698
Universal Corp.	68	3,880
US Bancorp	6,757	400,623
Valero Energy Corp.	4,359	408,220
Vanda Pharmaceuticals, Inc. (a)	521	8,550
Vector Group, Ltd. (b)	16,229	217,306
Verizon Communications, Inc.	7,630	468,482
ViacomCBS, Inc. Class B	4,817	202,169
Viking Therapeutics, Inc. (a)(b)	382	3,064
Visa, Inc. Class A	7,709	1,448,521
Vista Outdoor, Inc. (a)	575	4,301
Walmart, Inc.	4,567	542,742
Walgreens Boots Alliance, Inc.	4,461	263,021
Walt Disney Co.	8,099	1,171,358
Waste Management, Inc.	4,420	503,703
Wells Fargo & Co.	17,690	951,722
Western Digital Corp.	2,772	175,939
Whitestone REIT (b)	1,026	13,974
Williams Cos., Inc.	4,041	95,853
Yum! Brands, Inc.	2,238	225,434
ZIOPHARM Oncology, Inc. (a)(b)	6,134	28,952
Zoetis, Inc.	257	34,014
		100,402,025
ZAMBIA — 0.0% (c)
First Quantum Minerals, Ltd.	2,003	20,343
TOTAL COMMON STOCKS (Cost $159,607,095)		184,253,441

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA, (expiring 1/21/20) (a) (Cost: $1,672)	3,540	1,681

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (g) (h)	145,763	$145,778
State Street Navigator Securities Lending Portfolio II (i) (j)	2,142,299	2,142,299
TOTAL SHORT-TERM INVESTMENTS (Cost $2,288,077)		2,288,077
TOTAL INVESTMENTS — 100.9% (Cost $161,896,844)		186,543,199
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(1,717,173)
NET ASSETS — 100.0%		$184,826,026
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$184,154,813	$98,628	$—	$184,253,441
Rights	1,681	—	—	1,681
Short-Term Investments	2,288,077	—	—	2,288,077
TOTAL INVESTMENTS	$186,444,571	$98,628	$—	$186,543,199
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Corp.	2,186	$129,389	$19,291	$12,292	$(781)	$41,419	2,238	$177,026	$1,164
State Street Institutional Liquid Reserves Fund, Premier Class	480,359	480,407	4,063,248	4,397,841	(33)	(3)	145,763	145,778	1,969
State Street Navigator Securities Lending Portfolio II	—	—	5,248,208	3,105,909	—	—	2,142,299	2,142,299	7,640
State Street Navigator Securities Lending Portfolio III	4,245,094	4,245,094	1,472,145	5,717,239	—	—	—	—	5,344
Total		$4,854,890	$10,802,892	$13,233,281	$(814)	$41,416		$2,465,103	$16,117
See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ARGENTINA — 0.0% (a)
Banco Macro SA ADR	113	$4,096
MercadoLibre, Inc. (b)	65	37,176
		41,272
AUSTRALIA — 1.9%
AMP, Ltd.	13,634	18,353
APA Group	1,104	8,614
Aristocrat Leisure, Ltd.	1,400	33,136
ASX, Ltd.	389	21,441
Australia & New Zealand Banking Group, Ltd.	6,090	105,440
Bendigo & Adelaide Bank, Ltd.	2,200	15,125
Brambles, Ltd.	4,164	34,305
Caltex Australia, Ltd.	606	14,462
Challenger, Ltd.	1,469	8,354
Cochlear, Ltd.	92	14,534
Commonwealth Bank of Australia	3,401	191,020
Computershare, Ltd.	1,566	18,472
Crown Resorts, Ltd.	1,827	15,424
CSL, Ltd.	834	161,667
Dexus REIT	1,900	15,627
Flight Centre Travel Group, Ltd.	207	6,411
Fortescue Metals Group, Ltd.	6,568	49,356
Goodman Group REIT	4,256	40,000
GPT Group REIT	2,098	8,259
Insurance Australia Group, Ltd.	5,435	29,265
LendLease Group Stapled Security (c)	1,240	15,341
Macquarie Group, Ltd.	709	68,703
Medibank Pvt, Ltd.	6,143	13,646
Mirvac Group REIT	11,563	25,848
National Australia Bank, Ltd.	5,580	96,610
Newcrest Mining, Ltd.	1,346	28,622
QBE Insurance Group, Ltd.	3,562	32,250
Ramsay Health Care, Ltd.	234	11,930
REA Group, Ltd. (c)	125	9,103
Scentre Group REIT	13,397	36,069
SEEK, Ltd.	1,115	17,674
Sonic Healthcare, Ltd.	1,433	28,961
Stockland REIT	11,121	36,117
Suncorp Group, Ltd.	4,118	37,516
Sydney Airport Stapled Security	6,852	41,712
Tabcorp Holdings, Ltd.	8,699	27,701
Telstra Corp., Ltd.	8,671	21,577
Transurban Group Stapled Security	7,707	80,777
Treasury Wine Estates, Ltd.	1,889	21,565
Westpac Banking Corp. (c)	6,609	112,568
Woolworths Group, Ltd.	2,236	56,836
Worley, Ltd. (c)	5,625	60,537
		1,690,928
AUSTRIA — 0.1%
Erste Group Bank AG	456	17,178
Raiffeisen Bank International AG	540	13,572
Security Description	Shares	Value
Verbund AG	564	$28,324
		59,074
BELGIUM — 0.1%
Anheuser-Busch InBev SA	1,274	103,980
Umicore SA (c)	588	28,619
		132,599
BERMUDA — 0.1%
Everest Re Group, Ltd.	64	17,718
Marvell Technology Group, Ltd.	1,814	48,180
		65,898
BRAZIL — 0.9%
Ambev SA	11,473	53,248
B2W Cia Digital (b)(d)	1,158	18,095
B3 SA - Brasil Bolsa Balcao	5,367	57,330
Banco Bradesco SA Preference Shares	8,454	76,014
Banco Bradesco SA	1,920	16,261
Banco BTG Pactual SA	563	10,655
Banco do Brasil SA	2,644	34,717
Banco Santander Brasil SA	1,123	13,824
BB Seguridade Participacoes SA	1,328	12,446
BR Malls Participacoes SA	2,078	9,329
CCR SA	5,850	27,602
Cielo SA	6,317	13,144
Cogna Educacao	3,031	8,612
Embraer SA (b)	1,379	6,763
IRB Brasil Resseguros SA	1,100	10,651
Itau Unibanco Holding SA Preference Shares	10,311	95,095
Itausa - Investimentos Itau SA Preference Shares	9,020	31,594
Localiza Rent a Car SA	1,796	21,167
Lojas Americanas SA Preference Shares	1,600	10,305
Lojas Renner SA	1,460	20,394
Magazine Luiza SA	1,922	22,790
Multiplan Empreendimentos Imobiliarios SA	1,400	11,520
Natura & Co. Holding SA	902	8,671
Raia Drogasil SA	563	15,625
Suzano SA	2,251	22,204
Telefonica Brasil SA Preference Shares	1,515	21,836
TIM Participacoes SA	3,042	11,850
Ultrapar Participacoes SA	8,069	51,109
Vale SA	8,826	116,943
WEG SA	1,400	12,062
		841,856
CANADA — 3.2%
Agnico Eagle Mines, Ltd.	890	54,893
Algonquin Power & Utilities Corp. (c)	1,600	22,666
Alimentation Couche-Tard, Inc. Class B	1,940	61,652

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
AltaGas, Ltd.	700	$10,677
Aurora Cannabis, Inc. (b)(c)	1,430	3,077
Bank of Montreal	1,324	102,755
Bank of Nova Scotia	2,742	155,100
Barrick Gold Corp.	3,793	70,551
Bausch Health Cos., Inc. (b)	375	11,241
BCE, Inc.	1,149	53,305
BlackBerry, Ltd. (b)	1,823	11,739
Bombardier, Inc. Class B (b)	6,517	9,699
Brookfield Asset Management, Inc. Class A	1,604	92,807
Cameco Corp.	2,526	22,479
Canadian Imperial Bank of Commerce	917	76,415
Canadian National Railway Co.	1,384	125,374
Canadian Pacific Railway, Ltd.	228	58,203
Canadian Tire Corp., Ltd. Class A (c)	143	15,411
Canopy Growth Corp. (b)(c)	375	7,898
CCL Industries, Inc. Class B	803	34,256
CGI, Inc. (b)	324	27,152
Constellation Software, Inc.	34	33,067
Cronos Group, Inc. (b)(c)	338	2,599
Dollarama, Inc.	646	22,233
Enbridge, Inc. (c)(d)	970	38,620
Enbridge, Inc. (d)	2,376	94,494
Fairfax Financial Holdings, Ltd.	65	30,563
Franco-Nevada Corp.	819	84,688
George Weston, Ltd.	499	39,643
Great-West Lifeco, Inc.	1,074	27,547
Hydro One, Ltd. (c)(e)	5,246	101,461
Intact Financial Corp.	205	22,199
Inter Pipeline, Ltd. (c)	600	10,429
Kirkland Lake Gold, Ltd.	563	24,851
Loblaw Cos., Ltd.	377	19,479
Lundin Mining Corp. (c)	7,916	47,371
Manulife Financial Corp.	2,559	52,019
Metro, Inc.	646	26,697
National Bank of Canada (c)	425	23,624
Open Text Corp.	400	17,650
Pembina Pipeline Corp. (c)	4,746	176,152
Power Corp. of Canada	510	13,156
Power Financial Corp. (c)	1,378	37,129
PrairieSky Royalty, Ltd. (c)	7,376	86,629
Restaurant Brands International, Inc.	632	40,345
RioCan Real Estate Investment Trust	852	17,582
Rogers Communications, Inc. Class B	788	39,183
Royal Bank of Canada	2,964	234,857
Shaw Communications, Inc. Class B	649	13,188
Shopify, Inc. Class A (b)(c)	201	80,028
Stars Group, Inc. (b)	477	12,466
Sun Life Financial, Inc. (c)	676	30,866
TELUS Corp.	696	26,987
Thomson Reuters Corp.	550	39,398
Security Description	Shares	Value
Toronto-Dominion Bank	3,455	$194,045
Wheaton Precious Metals Corp.	2,765	82,390
WSP Global, Inc. (c)	375	25,642
		2,896,627
CHILE — 0.2%
Aguas Andinas SA Class A	53,911	22,870
Antofagasta PLC	8,106	98,450
Cencosud SA	420	553
Itau CorpBanca	2,341,029	13,574
SACI Falabella	2,711	11,685
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,000	26,744
		173,876
CHINA — 4.2%
360 Security Technology, Inc. Class A	3,300	11,139
51job, Inc. ADR (b)	101	8,575
AAC Technologies Holdings, Inc. (c)	500	4,364
Agricultural Bank of China, Ltd. Class A	21,162	11,211
Agricultural Bank of China, Ltd. Class H	89,000	39,178
Alibaba Group Holding, Ltd. ADR (b)	2,987	633,543
Alibaba Health Information Technology, Ltd. (b)	6,000	6,930
ANTA Sports Products, Ltd.	1,000	8,952
Baidu, Inc. ADR (b)	479	60,546
Bank of Beijing Co., Ltd. Class A	23,496	19,161
Bank of China, Ltd. Class H	188,000	80,346
Bank of Communications Co., Ltd. Class A	28,628	23,140
Bank of Communications Co., Ltd. Class H	24,000	17,064
Bank of Shanghai Co., Ltd. Class A	7,600	10,355
BeiGene, Ltd. ADR (b)	100	16,576
BOE Technology Group Co., Ltd. Class A	18,900	12,319
Bohai Leasing Co., Ltd. Class A (b)	20,400	11,130
BYD Co., Ltd. Class H (c)	1,500	7,479
China Cinda Asset Management Co., Ltd. Class H	60,000	13,630
China CITIC Bank Corp., Ltd. Class H	36,000	21,577
China Common Rich Renewable Energy Investment, Ltd. (b)(c)(f)	24,000	—
China Conch Venture Holdings, Ltd.	4,500	19,636
China Construction Bank Corp. Class A	9,800	10,173
China Construction Bank Corp. Class H	192,000	165,836
China Everbright Bank Co., Ltd. Class A	26,509	16,784
China Evergrande Group (b)(c)	5,700	15,801

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
China Huarong Asset Management Co., Ltd. Class H (e)	67,000	$10,577
China Jushi Co., Ltd. Class A	7,800	12,207
China Life Insurance Co., Ltd. Class H	18,000	50,014
China Literature, Ltd. (b)(c)(e)	2,400	10,011
China Mengniu Dairy Co., Ltd.	5,000	20,214
China Merchants Bank Co., Ltd. Class A	4,300	23,200
China Merchants Bank Co., Ltd. Class H	5,500	28,270
China Merchants Port Holdings Co., Ltd.	10,000	16,915
China Minsheng Banking Corp., Ltd. Class A	25,545	23,142
China Minsheng Banking Corp., Ltd. Class H	22,500	17,008
China Molybdenum Co., Ltd. Class H (c)	27,000	11,574
China National Nuclear Power Co., Ltd. Class A	24,300	17,444
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	4,200	6,537
China Oilfield Services, Ltd. Class H	22,000	34,503
China Overseas Land & Investment, Ltd.	4,000	15,580
China Pacific Insurance Group Co., Ltd. Class H	5,000	19,700
China Resources Beer Holdings Co., Ltd.	2,000	11,063
China Resources Gas Group, Ltd.	16,000	87,887
China Telecom Corp., Ltd. Class H	52,000	21,423
China Tower Corp., Ltd. Class H (e)	94,000	20,750
China Unicom Hong Kong, Ltd.	18,000	16,956
China Vanke Co., Ltd. Class A	2,700	12,474
China Vanke Co., Ltd. Class H	3,496	14,919
China Yangtze Power Co., Ltd. Class A	17,096	45,114
Chongqing Rural Commercial Bank Co., Ltd. Class H	28,000	14,302
CITIC Securities Co., Ltd. Class H	4,500	10,268
COSCO SHIPPING Ports, Ltd.	12,000	9,826
Country Garden Holdings Co., Ltd.	12,465	19,965
CSPC Pharmaceutical Group, Ltd.	8,000	19,076
ENN Energy Holdings, Ltd.	2,500	27,320
Foshan Haitian Flavouring & Food Co., Ltd. Class A	600	9,261
Fosun International, Ltd.	13,500	19,682
Ganfeng Lithium Co., Ltd. Class A	1,900	9,501
Geely Automobile Holdings, Ltd.	11,000	21,515
Gree Electric Appliances, Inc. of Zhuhai Class A	1,200	11,299
Guangzhou Automobile Group Co., Ltd. Class H (c)	3,200	3,984
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	2,100	9,871
Security Description	Shares	Value
Huaneng Renewables Corp., Ltd. Class H	92,000	$35,776
Huazhu Group, Ltd. ADR (c)	272	10,899
Iflytek Co., Ltd. Class A	2,100	10,396
Industrial & Commercial Bank of China, Ltd. Class H	150,000	115,506
Industrial Bank Co., Ltd. Class A	6,232	17,716
iQIYI, Inc. ADR (b)(c)	600	12,666
JD.com, Inc. ADR (b)	1,389	48,934
Jiangsu Expressway Co., Ltd. Class H	12,000	16,448
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	617	9,789
Jinduicheng Molybdenum Co., Ltd. Class A	19,900	22,885
JOYY, Inc. ADR (b)	200	10,558
Kweichow Moutai Co., Ltd. Class A	202	34,309
Lenovo Group, Ltd.	12,000	8,055
Luzhou Laojiao Co., Ltd. Class A	600	7,467
Meituan Dianping Class B (b)	2,400	31,387
Midea Group Co., Ltd. Class A	1,200	10,036
Momo, Inc. ADR	300	10,050
Muyuan Foodstuff Co., Ltd. Class A	700	8,923
NetEase, Inc. ADR	143	43,850
New China Life Insurance Co., Ltd. Class A	1,500	10,585
New Oriental Education & Technology Group, Inc. ADR (b)	313	37,951
NIO, Inc. ADR (b)(c)	1,700	6,834
Oceanwide Holdings Co., Ltd. Class A	16,700	10,909
Offshore Oil Engineering Co., Ltd. Class A	25,500	27,019
People's Insurance Co. Group of China, Ltd. Class H	51,000	21,207
PICC Property & Casualty Co., Ltd. Class H	22,000	26,513
Pinduoduo, Inc. ADR (b)(c)	338	12,783
Ping An Bank Co., Ltd. Class A	4,300	10,156
Ping An Insurance Group Co. of China, Ltd. Class A	985	12,086
Ping An Insurance Group Co. of China, Ltd. Class H	9,000	106,381
Postal Savings Bank of China Co., Ltd. Class H (e)	28,000	19,046
Sany Heavy Industry Co., Ltd. Class A	3,300	8,078
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	5,000	15,080
Shanghai International Airport Co., Ltd. Class A	700	7,914
Shanghai International Port Group Co., Ltd. Class A	7,500	6,213
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	9,600	9,283
Shanghai Pudong Development Bank Co., Ltd. Class A	6,334	11,249

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Shenzhou International Group Holdings, Ltd.	2,200	$32,159
Sichuan Chuantou Energy Co., Ltd. Class A	8,400	11,879
Sinopec Engineering Group Co., Ltd. Class H	22,500	13,456
SOHO China, Ltd.	32,500	12,263
Sunac China Holdings, Ltd.	1,000	5,974
Sunny Optical Technology Group Co., Ltd.	1,100	19,044
TAL Education Group ADR (b)	754	36,343
Tencent Holdings, Ltd.	10,484	505,376
Tianqi Lithium Corp. Class A	2,600	11,266
Tongkun Group Co., Ltd. Class A	5,500	11,837
Towngas China Co., Ltd. (b)	25,937	17,975
Transfar Zhilian Co., Ltd. Class A	9,900	9,921
Trip.com Group, Ltd. ADR (b)	877	29,415
Tsingtao Brewery Co., Ltd. Class A	1,300	9,519
Vipshop Holdings, Ltd. ADR (b)	741	10,500
Want Want China Holdings, Ltd.	15,000	14,015
Wens Foodstuffs Group Co., Ltd. Class A	1,100	5,306
Wuliangye Yibin Co., Ltd. Class A	1,134	21,655
Xiaomi Corp. Class B (b)(c)(e)	16,800	23,243
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	5,700	9,779
Yangzijiang Shipbuilding Holdings, Ltd.	11,400	9,495
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	2,400	12,735
Yintai Gold Co., Ltd. Class A	6,100	11,919
Yum China Holdings, Inc.	546	26,213
Zhejiang Expressway Co., Ltd. Class H	20,000	18,224
Zhuzhou CRRC Times Electric Co., Ltd. Class H	2,900	10,496
ZTO Express Cayman, Inc. ADR	500	11,675
		3,715,416
COLOMBIA — 0.2%
Bancolombia SA	1,175	15,755
Bancolombia SA Preference Shares	2,142	29,896
Grupo Aval Acciones y Valores SA Preference Shares	57,157	25,430
Grupo de Inversiones Suramericana SA	6,545	67,813
Interconexion Electrica SA ESP	9,383	56,044
		194,938
DENMARK — 0.5%
Carlsberg A/S Class B	100	14,929
Chr. Hansen Holding A/S	355	28,232
Coloplast A/S Class B	181	22,469
Danske Bank A/S	1,790	28,986
Genmab A/S (b)	107	23,813
ISS A/S	443	10,638
Novo Nordisk A/S Class B	3,369	195,677
Novozymes A/S Class B	1,091	53,427
Security Description	Shares	Value
Orsted A/S (e)	307	$31,775
Pandora A/S	205	8,924
Vestas Wind Systems A/S	445	45,001
		463,871
FINLAND — 0.4%
Elisa Oyj	251	13,876
Kone Oyj Class B	1,015	66,400
Neste Oyj	2,445	85,135
Nokia Oyj (d)	1,316	4,869
Nokia Oyj (d)	7,755	28,787
Nokian Renkaat Oyj	260	7,480
Nordea Bank Abp (d)	4,873	39,375
Nordea Bank Abp (d)	134	1,089
Orion Oyj Class B	217	10,053
Sampo Oyj Class A	1,515	66,170
Wartsila OYJ Abp	1,159	12,815
		336,049
FRANCE — 3.4%
Aeroports de Paris	135	26,686
Airbus SE	1,275	186,741
Alstom SA	622	29,485
Amundi SA (e)	226	17,733
Atos SE	287	23,943
AXA SA	3,700	104,288
BNP Paribas SA	1,862	110,420
Bollore SA (d)	6,238	27,238
Bollore SA (b)(d)	36	153
Bureau Veritas SA	796	20,783
Capgemini SE	362	44,251
CNP Assurances	382	7,603
Covivio REIT	149	16,926
Credit Agricole SA	1,483	21,516
Danone SA	1,195	99,128
Dassault Aviation SA	10	13,133
Dassault Systemes SE	235	38,658
Edenred	668	34,567
Eiffage SA	192	21,983
EssilorLuxottica SA	629	95,882
Eurazeo SE	286	19,583
Eutelsat Communications SA	525	8,539
Gecina SA REIT	153	27,410
Getlink SE	1,594	27,751
Hermes International	63	47,112
ICADE REIT	268	29,196
Iliad SA (c)	97	12,581
Ingenico Group SA	100	10,866
Kering SA	152	99,847
Klepierre SA REIT	840	31,917
Legrand SA	741	60,420
L'Oreal SA	648	192,028
LVMH Moet Hennessy Louis Vuitton SE	560	260,366
Natixis SA	533	2,368
Orange SA	3,784	55,728
Pernod Ricard SA	517	92,505

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Peugeot SA	1,927	$46,073
Publicis Groupe SA	241	10,918
Remy Cointreau SA	82	10,079
Renault SA	517	24,478
Safran SA	782	120,828
Sanofi	2,141	215,381
Schneider Electric SE	1,442	148,106
SCOR SE	161	6,763
Societe Generale SA	1,439	50,098
Sodexo SA	295	34,985
Teleperformance	119	29,040
Thales SA	294	30,533
Ubisoft Entertainment SA (b)	339	23,433
Unibail-Rodamco-Westfield	2,759	21,702
Unibail-Rodamco-Westfield REIT	349	55,100
Valeo SA	103	3,632
Vinci SA	1,456	161,802
Vivendi SA	2,514	72,863
Worldline SA (b)(e)	112	7,939
		2,993,087
GERMANY — 2.4%
adidas AG	337	109,626
Allianz SE	899	220,393
BASF SE	462	34,927
Bayer AG	1,727	141,146
Bayerische Motoren Werke AG	1,231	101,065
Beiersdorf AG	190	22,746
Brenntag AG	81	4,408
Continental AG	170	21,995
Daimler AG	2,610	144,640
Delivery Hero SE (b)(e)	304	24,078
Deutsche Bank AG	3,517	27,307
Deutsche Boerse AG	296	46,566
Deutsche Post AG	934	35,657
Deutsche Telekom AG	5,442	89,003
Deutsche Wohnen SE	441	18,029
Fraport AG Frankfurt Airport Services Worldwide	251	21,351
Fresenius Medical Care AG & Co. KGaA	484	35,835
Fresenius SE & Co. KGaA	827	46,582
Fuchs Petrolub SE Preference Shares	335	16,606
GEA Group AG	409	13,534
Henkel AG & Co. KGaA Preference Shares	570	58,992
Infineon Technologies AG	2,367	53,963
KION Group AG	116	8,016
Merck KGaA	143	16,911
MTU Aero Engines AG	123	35,152
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	299	88,270
Puma SE	90	6,905
SAP SE	1,962	264,986
Sartorius AG Preference Shares	52	11,137
Security Description	Shares	Value
Siemens AG	1,604	$209,829
Siemens Healthineers AG (e)	288	13,843
Symrise AG	576	60,647
Telefonica Deutschland Holding AG	1,402	4,067
United Internet AG	256	8,414
Volkswagen AG Preference Shares	391	77,351
Vonovia SE	739	39,817
Wirecard AG	250	30,167
Zalando SE (b)(e)	290	14,707
		2,178,668
HONG KONG — 1.3%
AIA Group, Ltd.	21,800	228,861
Bank of East Asia, Ltd.	1,605	3,584
China Everbright, Ltd.	14,000	26,161
China Gas Holdings, Ltd.	5,400	20,237
China Mobile, Ltd.	10,500	88,266
China Resources Land, Ltd.	2,000	9,959
CK Asset Holdings, Ltd.	7,959	57,457
CK Hutchison Holdings, Ltd.	4,000	38,143
Dairy Farm International Holdings, Ltd.	900	5,139
Galaxy Entertainment Group, Ltd.	2,000	14,734
Hang Lung Properties, Ltd.	8,000	17,557
Hang Seng Bank, Ltd.	1,800	37,193
Henderson Land Development Co., Ltd.	2,632	12,921
Hong Kong & China Gas Co., Ltd.	20,504	40,051
Hong Kong Exchanges & Clearing, Ltd.	2,006	65,135
Hongkong Land Holdings, Ltd.	3,600	20,700
Hutchison China MediTech, Ltd. ADR (b)	400	10,028
Jardine Matheson Holdings, Ltd.	400	22,240
Jardine Strategic Holdings, Ltd.	600	18,390
Kerry Properties, Ltd.	3,000	9,529
Link REIT	7,500	79,410
Melco Resorts & Entertainment, Ltd. ADR	745	18,007
MTR Corp., Ltd.	3,932	23,238
Power Assets Holdings, Ltd.	13,000	95,100
Sands China, Ltd.	6,400	34,210
Shenzhen International Holdings, Ltd.	8,016	17,613
Sino Biopharmaceutical, Ltd.	13,500	18,885
Sino Land Co., Ltd.	15,324	22,263
Sun Hung Kai Properties, Ltd.	3,500	53,588
Swire Properties, Ltd.	3,600	11,943
Techtronic Industries Co., Ltd.	3,000	24,468
Wharf Real Estate Investment Co., Ltd.	4,000	24,410
Wheelock & Co., Ltd.	2,000	13,335
		1,182,755
HUNGARY — 0.0% (a)
OTP Bank Nyrt	478	25,034

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
INDIA — 1.1%
Adani Ports & Special Economic Zone, Ltd.	2,344	$12,019
Asian Paints, Ltd.	1,665	41,637
Avenue Supermarts, Ltd. (b)(e)	321	8,267
Axis Bank, Ltd.	3,591	37,938
Bajaj Auto, Ltd.	305	13,609
Bharat Petroleum Corp., Ltd.	2,599	17,898
Bharti Airtel, Ltd. (b)	5,228	33,384
Bharti Infratel, Ltd.	1,747	6,180
Dabur India, Ltd.	1,262	8,105
DLF, Ltd.	3,326	10,759
Eicher Motors, Ltd.	46	14,510
Godrej Consumer Products, Ltd.	612	5,869
HCL Technologies, Ltd.	2,328	18,529
Hindustan Unilever, Ltd.	1,636	44,075
Housing Development Finance Corp., Ltd.	2,608	88,149
ICICI Bank, Ltd. ADR	3,119	47,066
Infosys, Ltd. ADR	6,800	70,176
ITC, Ltd.	10,093	33,611
Larsen & Toubro, Ltd. GDR	1,797	33,029
Mahindra & Mahindra, Ltd. GDR	1,869	14,130
Maruti Suzuki India, Ltd.	312	32,209
Nestle India, Ltd.	106	21,957
Petronet LNG, Ltd.	3,257	12,227
Piramal Enterprises, Ltd.	412	8,794
Power Grid Corp. of India, Ltd.	2,831	7,546
Reliance Industries, Ltd.	6,043	128,182
State Bank of India GDR (b)	486	22,745
Sun Pharmaceutical Industries, Ltd.	1,734	10,508
Tata Consultancy Services, Ltd.	2,089	63,266
Tata Motors, Ltd. (b)	7,578	19,657
Tech Mahindra, Ltd.	1,555	16,607
Titan Co., Ltd.	297	4,943
United Spirits, Ltd. (b)	1,328	11,155
Wipro, Ltd. ADR	3,231	12,116
Zee Entertainment Enterprises, Ltd.	2,442	9,997
		940,849
INDONESIA — 0.2%
Astra International Tbk PT	51,000	25,440
Bank Central Asia Tbk PT	10,200	24,559
Bank Mandiri Persero Tbk PT	13,400	7,408
Bank Rakyat Indonesia Persero Tbk PT	55,800	17,686
Gudang Garam Tbk PT	2,000	7,635
Hanjaya Mandala Sampoerna Tbk PT	109,200	16,519
Jasa Marga Persero Tbk PT	19,850	7,400
Telekomunikasi Indonesia Persero Tbk PT	108,600	31,056
Unilever Indonesia Tbk PT	6,000	18,152
		155,855
IRELAND — 0.4%
Accenture PLC Class A	1,280	269,530
Security Description	Shares	Value
AerCap Holdings NV (b)	466	$28,645
Flutter Entertainment PLC	59	7,176
James Hardie Industries PLC	1,256	24,606
Kerry Group PLC Class A	278	34,669
		364,626
ISRAEL — 0.1%
Bank Hapoalim BM	2,979	24,710
Bank Leumi Le-Israel BM	1,973	14,361
Check Point Software Technologies, Ltd. (b)(c)	331	36,728
Nice, Ltd. (b)	123	19,073
Teva Pharmaceutical Industries, Ltd. ADR (b)(c)	630	6,174
Teva Pharmaceutical Industries, Ltd. (b)	1,360	13,470
		114,516
ITALY — 0.5%
Assicurazioni Generali SpA	3,452	71,278
Atlantia SpA	1,787	41,703
Davide Campari-Milano SpA	1,003	9,165
Ferrari NV	388	64,415
FinecoBank Banca Fineco SpA	905	10,860
Intesa Sanpaolo SpA	27,282	71,920
Leonardo SpA	917	10,756
Moncler SpA	341	15,338
Poste Italiane SpA (e)	1,459	16,574
Snam SpA	6,030	31,718
Telecom Italia SpA (b)	43,343	26,554
Terna Rete Elettrica Nazionale SpA	10,100	67,502
UniCredit SpA	3,015	44,064
		481,847
JAPAN — 7.2%
Advantest Corp.	200	11,337
Amada Holdings Co., Ltd.	800	9,202
Asahi Group Holdings, Ltd. (c)	500	22,926
Asahi Intecc Co., Ltd.	700	20,612
Astellas Pharma, Inc.	4,500	77,433
Bandai Namco Holdings, Inc. (c)	200	12,203
Bank of Kyoto, Ltd.	300	12,974
Canon, Inc. (c)	2,600	71,451
Casio Computer Co., Ltd.	800	16,129
Central Japan Railway Co.	200	40,488
Chiba Bank, Ltd.	1,100	6,407
Chugai Pharmaceutical Co., Ltd.	200	18,551
Concordia Financial Group, Ltd.	3,500	14,557
CyberAgent, Inc.	300	10,531
Daifuku Co., Ltd.	300	18,385
Dai-ichi Life Holdings, Inc.	1,700	28,415
Daiichi Sankyo Co., Ltd.	1,100	73,161
Daikin Industries, Ltd.	700	99,517
Daito Trust Construction Co., Ltd.	100	12,404
Daiwa House Industry Co., Ltd.	1,000	31,194
Daiwa Securities Group, Inc.	4,300	21,881
Denso Corp.	1,000	45,696

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Dentsu, Inc. (c)	900	$31,263
East Japan Railway Co.	400	36,284
Eisai Co., Ltd.	500	37,746
FANUC Corp.	300	56,121
Fast Retailing Co., Ltd.	100	59,811
FUJIFILM Holdings Corp.	600	28,875
Fujitsu, Ltd.	300	28,351
Fukuoka Financial Group, Inc.	700	13,559
Hisamitsu Pharmaceutical Co., Inc.	200	9,846
Hitachi, Ltd.	1,000	42,567
Honda Motor Co., Ltd.	2,900	82,697
Hoshizaki Corp.	200	17,925
Hoya Corp.	600	57,695
Iida Group Holdings Co., Ltd.	1,100	19,424
Isuzu Motors, Ltd.	1,500	17,930
ITOCHU Corp.	3,800	88,623
Japan Airport Terminal Co., Ltd.	400	22,415
Japan Post Bank Co., Ltd.	1,900	18,357
Japan Post Holdings Co., Ltd.	3,632	34,290
Japan Tobacco, Inc. (c)	2,300	51,481
JGC Holdings Corp.	600	9,689
Kajima Corp.	2,600	34,882
Kansai Paint Co., Ltd.	1,900	46,803
Kao Corp.	800	66,437
KDDI Corp.	3,400	101,773
Keikyu Corp.	800	15,533
Keio Corp.	200	12,165
Keyence Corp.	300	106,253
Kikkoman Corp.	400	19,765
Kirin Holdings Co., Ltd.	1,300	28,590
Koito Manufacturing Co., Ltd.	700	32,850
Komatsu, Ltd.	1,100	26,742
Konami Holdings Corp.	400	16,508
Kose Corp.	100	14,723
Kubota Corp. (c)	2,000	31,764
Kyocera Corp.	200	13,766
Lawson, Inc.	200	11,392
M3, Inc.	1,000	30,412
Makita Corp.	500	17,529
Marubeni Corp.	20,800	155,146
Mebuki Financial Group, Inc.	2,700	6,957
Medipal Holdings Corp.	200	4,441
Mercari, Inc. (b)	200	4,113
MISUMI Group, Inc.	100	2,505
Mitsubishi Corp.	4,200	112,077
Mitsubishi Electric Corp.	3,800	52,398
Mitsubishi Estate Co., Ltd.	2,900	55,758
Mitsubishi Heavy Industries, Ltd.	300	11,727
Mitsubishi Motors Corp.	1,900	8,007
Mitsubishi UFJ Financial Group, Inc.	23,700	129,366
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,700	17,540
Mitsui & Co., Ltd.	18,600	333,063
Mitsui Fudosan Co., Ltd.	2,500	61,468
Mizuho Financial Group, Inc.	53,700	83,163
Security Description	Shares	Value
MonotaRO Co., Ltd.	500	$13,448
MS&AD Insurance Group Holdings, Inc.	1,000	33,227
Murata Manufacturing Co., Ltd.	800	49,660
NEC Corp.	600	24,955
Nexon Co., Ltd. (b)	800	10,674
NGK Spark Plug Co., Ltd.	400	7,855
Nidec Corp.	500	69,036
Nikon Corp.	1,000	12,367
Nintendo Co., Ltd.	200	80,920
Nippon Paint Holdings Co., Ltd.	800	41,518
Nippon Telegraph & Telephone Corp.	2,200	55,812
Nissan Chemical Corp.	500	21,141
Nissan Motor Co., Ltd.	2,800	16,389
Nitori Holdings Co., Ltd.	100	15,850
Nitto Denko Corp.	200	11,373
Nomura Holdings, Inc.	8,000	41,474
Nomura Research Institute, Ltd.	1,200	25,816
NTT Data Corp.	2,500	33,747
NTT DOCOMO, Inc.	2,700	75,478
Obayashi Corp.	2,800	31,356
Obic Co., Ltd.	200	27,164
Olympus Corp.	2,200	34,192
Omron Corp.	500	29,538
Ono Pharmaceutical Co., Ltd.	600	13,814
Oriental Land Co., Ltd.	400	54,769
ORIX Corp.	3,600	59,992
Otsuka Holdings Co., Ltd.	500	22,466
Pan Pacific International Holdings Corp. (c)	1,100	18,331
Panasonic Corp.	2,000	18,946
Park24 Co., Ltd. (c)	900	22,104
PeptiDream, Inc. (b)	100	5,153
Persol Holdings Co., Ltd.	500	9,436
Pigeon Corp. (c)	200	7,389
Pola Orbis Holdings, Inc.	400	9,621
Rakuten, Inc. (c)	3,800	32,694
Recruit Holdings Co., Ltd.	2,500	94,295
Renesas Electronics Corp. (b)	1,900	13,112
Resona Holdings, Inc.	6,300	27,768
Ricoh Co., Ltd.	1,800	19,743
Rohm Co., Ltd.	100	8,079
Ryohin Keikaku Co., Ltd.	1,000	23,520
Sankyo Co., Ltd.	900	30,021
SBI Holdings, Inc.	900	19,172
Secom Co., Ltd.	500	44,983
Sekisui House, Ltd.	1,800	38,650
Seven & i Holdings Co., Ltd.	1,000	36,835
Seven Bank, Ltd.	3,400	11,200
Shimadzu Corp.	1,000	31,654
Shimano, Inc.	100	16,351
Shimizu Corp.	2,700	27,727
Shin-Etsu Chemical Co., Ltd.	600	66,584
Shinsei Bank, Ltd.	1,000	15,413
Shionogi & Co., Ltd.	200	12,454

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Shiseido Co., Ltd.	700	$50,126
Shizuoka Bank, Ltd.	2,500	18,818
SMC Corp.	100	46,276
Softbank Corp.	3,100	41,633
SoftBank Group Corp.	2,900	126,914
Sohgo Security Services Co., Ltd.	400	21,790
Sompo Holdings, Inc.	700	27,697
Sony Corp.	2,300	156,635
Square Enix Holdings Co., Ltd.	200	9,993
Subaru Corp.	700	17,478
Sumitomo Corp.	3,400	50,808
Sumitomo Dainippon Pharma Co., Ltd. (c)	900	17,640
Sumitomo Metal Mining Co., Ltd.	300	9,783
Sumitomo Mitsui Financial Group, Inc.	3,500	130,048
Sumitomo Mitsui Trust Holdings, Inc.	100	3,991
Suzuki Motor Corp.	500	21,012
Sysmex Corp.	400	27,418
T&D Holdings, Inc.	800	10,269
Taisei Corp.	600	25,093
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,463
Takeda Pharmaceutical Co., Ltd.	2,820	112,411
Terumo Corp.	1,000	35,749
Toho Gas Co., Ltd.	1,100	45,144
Tokio Marine Holdings, Inc.	800	45,044
Tokyo Century Corp.	500	26,915
Tokyo Electron, Ltd.	200	44,030
Tokyu Corp.	1,000	18,578
Toshiba Corp.	700	23,865
TOTO, Ltd.	800	34,157
Toyota Industries Corp.	200	11,649
Toyota Motor Corp.	4,400	312,322
Toyota Tsusho Corp.	1,900	67,486
Trend Micro, Inc.	500	25,765
Unicharm Corp.	400	13,619
Welcia Holdings Co., Ltd.	200	12,790
Yakult Honsha Co., Ltd.	400	22,195
Yamaha Corp.	400	22,379
Yaskawa Electric Corp.	500	19,186
Yokogawa Electric Corp.	1,100	19,525
Z Holdings Corp.	6,100	25,876
ZOZO, Inc.	300	5,761
		6,446,616
LUXEMBOURG — 0.1%
Eurofins Scientific SE (c)	15	8,321
Millicom International Cellular SA SDR	238	11,405
Reinet Investments SCA	1,002	19,885
SES SA	822	11,534
		51,145
MACAU — 0.0% (a)
Wynn Macau, Ltd.	800	1,971
Security Description	Shares	Value
MALAYSIA — 0.3%
AMMB Holdings Bhd	7,000	$6,691
CIMB Group Holdings Bhd	15,758	19,840
Dialog Group Bhd	29,000	24,459
Gamuda Bhd	3,600	3,432
Genting Bhd	23,500	34,757
Genting Malaysia Bhd	17,700	14,236
Hong Leong Bank Bhd	1,500	6,344
IHH Healthcare Bhd	12,300	16,448
Malayan Banking Bhd	12,629	26,675
Maxis Bhd	4,300	5,593
Petronas Dagangan Bhd	2,900	16,377
PPB Group Bhd	3,800	17,502
Public Bank Bhd	6,100	28,990
RHB Bank Bhd	7,100	10,033
		231,377
MEXICO — 0.3%
America Movil SAB de CV Series L	55,985	44,767
Coca-Cola Femsa SAB de CV	2,805	17,064
Fibra Uno Administracion SA de CV REIT	16,996	26,362
Fomento Economico Mexicano SAB de CV	3,306	31,280
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,539	18,310
Grupo Aeroportuario del Sureste SAB de CV Class B	981	18,392
Grupo Financiero Banorte SAB de CV Series O	5,883	32,913
Grupo Financiero Inbursa SAB de CV Series O	8,189	10,056
Grupo Televisa SAB Series CPO	7,958	18,698
Megacable Holdings SAB de CV	1,548	6,348
Promotora y Operadora de Infraestructura SAB de CV	2,029	20,795
Wal-Mart de Mexico SAB de CV	10,692	30,659
		275,644
NETHERLANDS — 0.9%
Aegon NV	1,911	8,724
ASML Holding NV	783	231,770
Heineken NV	344	36,652
ING Groep NV	5,417	64,989
Koninklijke Ahold Delhaize NV	1,621	40,567
Koninklijke DSM NV	511	66,595
Koninklijke KPN NV (c)	3,515	10,381
Koninklijke Philips NV	2,209	107,912
Koninklijke Vopak NV	354	19,205
NN Group NV	786	29,839
NXP Semiconductors NV	403	51,286
Prosus NV (b)	817	61,013
Randstad NV	415	25,360
Royal Dutch Shell PLC Class B	591	17,534
Wolters Kluwer NV	763	55,688
		827,515

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
NEW ZEALAND — 0.1%
Meridian Energy, Ltd.	14,183	$47,843
NORWAY — 0.3%
DNB ASA	3,904	72,861
Gjensidige Forsikring ASA	1,882	39,461
Mowi ASA (c)	2,545	66,092
Orkla ASA	4,276	43,289
Schibsted ASA Class B	595	17,050
Telenor ASA	2,378	42,609
		281,362
PERU — 0.1%
Credicorp, Ltd.	52	11,083
Southern Copper Corp. (c)	2,695	114,483
		125,566
PHILIPPINES — 0.1%
Altus San Nicolas Corp. (b)	371	38
Ayala Land, Inc.	15,480	13,907
International Container Terminal Services, Inc.	3,420	8,684
Robinsons Land Corp.	19,300	10,499
SM Investments Corp.	980	20,183
SM Prime Holdings, Inc.	17,000	14,132
		67,443
POLAND — 0.1%
Bank Polska Kasa Opieki SA	685	18,168
CD Projekt SA	206	15,202
LPP SA	1	2,329
Powszechna Kasa Oszczednosci Bank Polski SA	1,636	14,886
Powszechny Zaklad Ubezpieczen SA	2,305	24,363
		74,948
PORTUGAL — 0.0% (a)
Galp Energia SGPS SA	2,383	39,856
QATAR — 0.2%
Barwa Real Estate Co.	38,588	37,518
Commercial Bank PQSC	12,224	15,779
Industries Qatar QSC	7,110	20,074
Mesaieed Petrochemical Holding Co.	17,684	12,191
Qatar National Bank QPSC	12,348	69,829
		155,391
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	1,915	16,958
RUSSIA — 0.3%
Alrosa PJSC	14,040	19,049
Magnit PJSC GDR	1,364	16,443
Mobile TeleSystems PJSC ADR	3,584	36,378
Moscow Exchange MICEX	17,113	29,671
Polymetal International PLC	1,825	28,891
Sberbank of Russia PJSC ADR	8,639	142,025
VTB Bank PJSC GDR	6,499	9,508
Security Description	Shares	Value
X5 Retail Group NV GDR	594	$20,493
		302,458
SAUDI ARABIA — 0.4%
Al Rajhi Bank	2,566	44,736
Alinma Bank	1,721	11,630
Almarai Co. JSC	842	11,111
Arab National Bank	2,134	15,587
Banque Saudi Fransi	1,251	12,639
Dar Al Arkan Real Estate Development Co. (b)	2,083	6,108
Emaar Economic City (b)	4,063	10,344
Etihad Etisalat Co. (b)	1,031	6,871
National Commercial Bank	3,208	42,117
Riyad Bank	1,860	11,900
Samba Financial Group	3,797	32,845
Saudi Arabian Fertilizer Co.	1,390	28,717
Saudi Arabian Mining Co. (b)	945	11,185
Saudi British Bank	2,192	20,276
Saudi Telecom Co.	1,424	38,643
Yanbu National Petrochemical Co.	1,348	20,087
		324,796
SINGAPORE — 0.4%
CapitaLand Commercial Trust REIT	6,400	9,472
CapitaLand Mall Trust REIT	6,500	11,892
City Developments, Ltd.	2,932	23,876
DBS Group Holdings, Ltd.	3,349	64,457
Genting Singapore, Ltd.	26,700	18,268
Jardine Cycle & Carriage, Ltd.	800	17,908
Oversea-Chinese Banking Corp., Ltd.	6,562	53,583
SATS, Ltd.	2,700	10,160
Singapore Press Holdings, Ltd. (c)	9,100	14,753
Singapore Technologies Engineering, Ltd.	5,300	15,530
Singapore Telecommunications, Ltd.	20,529	51,450
United Overseas Bank, Ltd.	1,854	36,414
UOL Group, Ltd.	992	6,138
		333,901
SOUTH AFRICA — 0.6%
Absa Group, Ltd.	2,234	23,852
Aspen Pharmacare Holdings, Ltd. (b)	468	3,990
Bid Corp., Ltd.	352	8,312
Discovery, Ltd.	1,660	14,320
FirstRand, Ltd.	8,756	39,323
Fortress REIT, Ltd. Class A,	7,552	10,402
Growthpoint Properties, Ltd. REIT	15,460	24,444
Kumba Iron Ore, Ltd. (c)	1,041	31,047
Liberty Holdings, Ltd.	1,164	9,211
Mr. Price Group, Ltd.	817	10,663
MTN Group, Ltd. (c)	3,290	19,408
MultiChoice Group, Ltd. (b)	612	5,099
Naspers, Ltd. Class N	817	133,842
Nedbank Group, Ltd.	1,279	19,601

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Old Mutual, Ltd. (c)	5,201	$7,269
Rand Merchant Investment Holdings, Ltd.	6,394	14,102
Redefine Properties, Ltd. REIT	50,029	27,047
Remgro, Ltd.	850	11,853
RMB Holdings, Ltd.	5,246	30,178
Sanlam, Ltd.	5,718	32,345
SPAR Group, Ltd.	852	12,034
Standard Bank Group, Ltd.	3,369	40,553
Vodacom Group, Ltd.	1,284	10,587
		539,482
SOUTH KOREA — 1.4%
Amorepacific Corp. (b)	87	15,046
AMOREPACIFIC Group (b)	63	4,505
BGF retail Co., Ltd. (b)	64	9,380
BNK Financial Group, Inc.	1,717	11,373
Celltrion Healthcare Co., Ltd. (b)	234	10,724
Celltrion, Inc. (b)	171	26,764
CJ ENM Co., Ltd.	27	3,726
Daelim Industrial Co., Ltd.	290	22,694
Daewoo Engineering & Construction Co., Ltd. (b)	2,754	11,288
Fila Korea, Ltd.	80	3,666
GS Engineering & Construction Corp.	439	11,787
Hana Financial Group, Inc.	622	19,847
Hanwha Life Insurance Co., Ltd.	9,322	18,621
HLB, Inc. (b)	79	7,849
Hotel Shilla Co., Ltd.	162	12,720
Hyundai Engineering & Construction Co., Ltd. (b)	343	12,546
Hyundai Mobis Co., Ltd.	162	35,861
Hyundai Motor Co.	183	19,068
Hyundai Motor Co. Preference Shares (d)	216	14,830
Industrial Bank of Korea	1,173	11,969
Kakao Corp. (b)	116	15,397
Kangwon Land, Inc. (b)	481	12,311
KB Financial Group, Inc.	732	30,161
Kia Motors Corp.	326	12,488
Korea Gas Corp.	260	8,510
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	447	48,896
KT&G Corp.	296	24,009
LG Household & Health Care, Ltd. (b)	7	7,633
LG Household & Health Care, Ltd. Preference Shares	19	12,667
NAVER Corp.	283	45,639
NCSoft Corp. (b)	28	13,099
Netmarble Corp. (b)(e)	62	4,954
S-1 Corp.	92	7,454
Samsung Biologics Co., Ltd. (b)(e)	51	19,096
Samsung C&T Corp.	186	17,451
Samsung Electronics Co., Ltd. Preference Shares	1,477	57,984
Security Description	Shares	Value
Samsung Electronics Co., Ltd.	8,492	$409,748
Samsung Engineering Co., Ltd. (b)	610	10,128
Samsung Fire & Marine Insurance Co., Ltd. (b)	44	9,265
Samsung Life Insurance Co., Ltd.	142	9,148
Samsung SDI Co., Ltd.	92	18,775
Samsung SDS Co., Ltd.	105	17,660
Shinhan Financial Group Co., Ltd. (b)	767	28,751
SK Holdings Co., Ltd.	193	43,725
SK Hynix, Inc.	973	79,173
SK Telecom Co., Ltd.	42	8,644
Woongjin Coway Co., Ltd.	190	15,296
Woori Financial Group, Inc.	667	6,690
		1,279,016
SPAIN — 0.9%
Aena SME SA (e)	422	80,765
Amadeus IT Group SA	895	73,138
Banco Bilbao Vizcaya Argentaria SA	13,830	77,357
Banco de Sabadell SA	7,203	8,409
Banco Santander SA (d)	29,679	124,264
Banco Santander SA (b)(c)(d)	1,882	7,863
Bankia SA	5,273	11,261
CaixaBank SA	2,742	8,612
Cellnex Telecom SA (e)	239	10,294
Enagas SA	1,376	35,123
Ferrovial SA	1,823	55,189
Grifols SA	687	24,237
Industria de Diseno Textil SA	2,587	91,328
Mapfre SA	9,383	24,856
Red Electrica Corp. SA	5,185	104,326
Siemens Gamesa Renewable Energy SA (c)	1,402	24,605
Telefonica SA	12,401	86,681
		848,308
SWEDEN — 0.9%
Alfa Laval AB	711	17,917
Assa Abloy AB Class B	2,790	65,272
Atlas Copco AB Class A	228	9,100
Atlas Copco AB Class B	1,598	55,514
Autoliv, Inc.	32	2,701
Boliden AB	3,378	89,673
Epiroc AB Class A	228	2,785
Hennes & Mauritz AB Class B (c)	2,125	43,240
Hexagon AB Class B	454	25,462
Husqvarna AB Class B	1,266	10,146
ICA Gruppen AB	384	17,934
Industrivarden AB Class C	1,883	45,440
Investor AB Class B	1,667	91,034
Kinnevik AB Class B	1,465	35,838
Sandvik AB	1,316	25,678
Securitas AB Class B	400	6,899
Skandinaviska Enskilda Banken AB Class A	1,220	11,479

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Skanska AB Class B	966	$21,846
Svenska Handelsbanken AB Class A	2,168	23,368
Swedbank AB Class A	922	13,735
Swedish Match AB	400	20,630
Tele2 AB Class B	513	7,445
Telefonaktiebolaget LM Ericsson Class B	5,086	44,313
Telia Co. AB	4,385	18,854
Volvo AB Class B	3,480	58,328
		764,631
SWITZERLAND — 2.7%
ABB, Ltd.	2,932	70,760
Adecco Group AG	490	30,978
Alcon, Inc. (b)	754	42,670
Chocoladefabriken Lindt & Spruengli AG	6	46,564
Cie Financiere Richemont SA	996	78,232
Coca-Cola HBC AG	237	8,053
Credit Suisse Group AG	2,295	31,059
EMS-Chemie Holding AG	28	18,404
Geberit AG	97	54,412
Givaudan SA	27	84,512
Kuehne + Nagel International AG	106	17,865
Lonza Group AG	80	29,179
Nestle SA	5,399	584,197
Novartis AG	3,772	357,977
Roche Holding AG	1,256	407,274
Schindler Holding AG	55	13,984
SGS SA	15	41,065
Sika AG	516	96,901
Sonova Holding AG	47	10,751
STMicroelectronics NV	463	12,458
Swatch Group AG	64	17,845
Swiss Life Holding AG	16	8,027
Swiss Re AG	481	53,994
Swisscom AG	52	27,526
TE Connectivity, Ltd.	740	70,922
Temenos AG	83	13,131
UBS Group AG (b)	6,335	79,977
Vifor Pharma AG	114	20,796
Zurich Insurance Group AG	297	121,793
		2,451,306
TAIWAN — 1.4%
Acer, Inc.	2,000	1,191
Asustek Computer, Inc.	2,000	15,445
Catcher Technology Co., Ltd.	1,000	7,573
Cathay Financial Holding Co., Ltd.	28,962	41,109
Chailease Holding Co., Ltd.	2,307	10,620
China Development Financial Holding Corp.	44,000	14,282
China Life Insurance Co., Ltd. (b)	7,382	6,304
Chunghwa Telecom Co., Ltd.	11,000	40,364
CTBC Financial Holding Co., Ltd.	45,359	33,894
Delta Electronics, Inc.	4,000	20,216
Fubon Financial Holding Co., Ltd.	24,000	37,149
Security Description	Shares	Value
Hiwin Technologies Corp.	175	$1,640
Hon Hai Precision Industry Co., Ltd.	24,656	74,683
Hotai Motor Co., Ltd.	1,000	22,784
MediaTek, Inc.	4,000	59,179
Mega Financial Holding Co., Ltd.	31,922	32,585
Novatek Microelectronics Corp.	2,000	14,611
President Chain Store Corp.	2,000	20,282
Ruentex Development Co., Ltd. (b)	11,000	16,586
Ruentex Industries, Ltd. (b)	6,400	15,692
Shin Kong Financial Holding Co., Ltd.	62,568	21,603
SinoPac Financial Holdings Co., Ltd.	65,160	28,258
Synnex Technology International Corp.	16,000	20,015
Taishin Financial Holding Co., Ltd.	70,957	34,322
Taiwan Business Bank	27,300	11,475
Taiwan Cooperative Financial Holding Co., Ltd.	25,863	17,902
Taiwan Mobile Co., Ltd.	1,000	3,736
Taiwan Semiconductor Manufacturing Co., Ltd.	46,000	507,923
Tatung Co., Ltd. (b)	18,000	12,610
Uni-President Enterprises Corp.	17,000	42,079
Yageo Corp.	198	2,886
Yuanta Financial Holding Co., Ltd.	36,573	24,645
		1,213,643
THAILAND — 0.3%
Advanced Info Service PCL	1,300	9,244
Airports of Thailand PCL	17,400	43,132
Bangkok Bank PCL NVDR	2,600	13,888
Bangkok Dusit Medical Services PCL NVDR	14,600	12,673
Bangkok Expressway & Metro PCL NVDR	45,100	16,412
CP ALL PCL	9,064	21,863
Energy Absolute PCL NVDR	8,900	12,999
Gulf Energy Development PCL	1,800	9,975
Intouch Holdings PCL	4,600	8,792
Kasikornbank PCL	2,600	13,064
Kasikornbank PCL NVDR	2,700	13,611
Krung Thai Bank PCL	34,000	18,615
Minor International PCL NVDR	8,800	10,576
Siam Commercial Bank PCL NVDR	2,500	10,182
Siam Commercial Bank PCL	3,600	14,663
		229,689
TURKEY — 0.1%
Akbank T.A.S. (b)	13,631	18,576
TAV Havalimanlari Holding A/S	1,521	7,458
Turkiye Garanti Bankasi A/S (b)	9,259	17,332
Turkiye Is Bankasi A/S Class C (b)	7,101	7,649
		51,015

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.0% (a)
Emirates Telecommunications Group Co. PJSC	7,710	$34,340
NMC Health PLC (c)	250	5,852
		40,192
UNITED KINGDOM — 4.9%
3i Group PLC	2,910	42,328
Amcor PLC	1,000	10,840
Ashtead Group PLC	898	28,718
AstraZeneca PLC	2,306	232,384
Auto Trader Group PLC (e)	1,464	11,532
Aviva PLC	11,911	66,067
BAE Systems PLC	4,913	36,760
Barclays PLC	31,570	75,130
Barratt Developments PLC	3,489	34,508
Berkeley Group Holdings PLC	341	21,950
British American Tobacco PLC ADR (c)	4,308	182,918
British Land Co. PLC REIT	6,547	55,404
BT Group PLC	13,487	34,383
Bunzl PLC	1,140	31,186
Burberry Group PLC	996	29,094
Capri Holdings, Ltd. (b)	393	14,993
CNH Industrial NV	1,821	20,011
Coca-Cola European Partners PLC	205	10,430
Compass Group PLC	3,715	93,015
Croda International PLC	344	23,333
DCC PLC	292	25,314
Diageo PLC	4,245	179,982
Direct Line Insurance Group PLC	2,403	9,948
Experian PLC	2,966	100,274
Fiat Chrysler Automobiles NV	1,604	23,756
GlaxoSmithKline PLC	9,180	216,348
GVC Holdings PLC	1,585	18,566
Hargreaves Lansdown PLC	297	7,613
HSBC Holdings PLC	38,974	305,603
Imperial Brands PLC	2,117	52,416
Informa PLC	2,961	33,617
Intertek Group PLC	384	29,769
ITV PLC	6,975	13,953
Johnson Matthey PLC	873	34,649
Kingfisher PLC	5,346	15,368
Land Securities Group PLC REIT	3,713	48,696
Legal & General Group PLC	17,011	68,282
Liberty Global PLC Class A (b)	453	10,301
Linde PLC	800	170,320
Lloyds Banking Group PLC	147,605	122,212
London Stock Exchange Group PLC	460	47,227
M&G PLC (b)	4,974	15,630
Marks & Spencer Group PLC	2,853	8,069
Meggitt PLC	1,927	16,767
Melrose Industries PLC	9,806	31,190
Micro Focus International PLC	1,074	15,136
National Grid PLC	6,122	76,584
Next PLC	214	19,896
Security Description	Shares	Value
Ocado Group PLC (b)	708	$11,996
Pearson PLC	2,422	20,438
Pentair PLC	17	780
Persimmon PLC	781	27,883
Prudential PLC	4,974	95,479
Reckitt Benckiser Group PLC	1,302	105,715
RELX PLC (d)	2,891	72,978
RELX PLC (d)	1,924	48,507
Rio Tinto PLC	1,709	101,948
Rolls-Royce Holdings PLC	4,110	37,198
Royal Bank of Scotland Group PLC	4,441	14,137
RSA Insurance Group PLC	3,243	24,299
Sage Group PLC	2,177	21,601
Schroders PLC	206	9,098
Segro PLC REIT	2,805	33,339
Severn Trent PLC	2,563	85,393
Smith & Nephew PLC	1,900	46,125
Smiths Group PLC	745	16,650
St James's Place PLC	933	14,393
Standard Chartered PLC	5,648	53,303
Standard Life Aberdeen PLC	7,377	32,064
Taylor Wimpey PLC	10,313	26,423
TechnipFMC PLC	3,332	70,727
Tesco PLC	17,228	58,244
Unilever NV	2,799	160,958
Unilever PLC	2,026	116,765
United Utilities Group PLC	7,696	96,182
Vodafone Group PLC	53,934	104,859
Weir Group PLC	728	14,558
Whitbread PLC	469	30,109
WPP PLC	2,943	41,580
		4,366,199
UNITED STATES — 54.4%
3M Co.	1,082	190,886
Abbott Laboratories	3,320	288,375
AbbVie, Inc.	2,668	236,225
ABIOMED, Inc. (b)	152	25,930
Activision Blizzard, Inc.	1,248	74,156
Acuity Brands, Inc.	101	13,938
Adobe, Inc. (b)	854	281,658
Advance Auto Parts, Inc.	117	18,739
Advanced Micro Devices, Inc. (b)	1,851	84,887
Aflac, Inc.	1,962	103,790
Agilent Technologies, Inc.	710	60,570
AGNC Investment Corp. REIT	1,378	24,363
Akamai Technologies, Inc. (b)	339	29,283
Albemarle Corp. (c)	340	24,834
Alexandria Real Estate Equities, Inc. REIT	143	23,106
Alexion Pharmaceuticals, Inc. (b)	355	38,393
Align Technology, Inc. (b)	143	39,903
Alleghany Corp. (b)	10	7,996
Allegion PLC	205	25,531
Allergan PLC	662	126,555
Alliance Data Systems Corp.	190	21,318
Allstate Corp.	726	81,639

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Ally Financial, Inc.	1,115	$34,074
Alnylam Pharmaceuticals, Inc. (b)	100	11,517
Alphabet, Inc. Class A (b)	563	754,077
Alphabet, Inc. Class C (b)	521	696,587
Altria Group, Inc.	3,533	176,332
Amazon.com, Inc. (b)	727	1,343,380
AMERCO	52	19,543
American Express Co.	1,522	189,474
American International Group, Inc.	1,958	100,504
American Tower Corp. REIT	834	191,670
American Water Works Co., Inc.	2,017	247,788
Ameriprise Financial, Inc.	252	41,978
AmerisourceBergen Corp.	272	23,125
AMETEK, Inc.	252	25,134
Amgen, Inc.	1,084	261,320
Amphenol Corp. Class A	299	32,361
Analog Devices, Inc.	779	92,576
Annaly Capital Management, Inc. REIT	3,156	29,729
ANSYS, Inc. (b)	65	16,732
Anthem, Inc.	479	144,672
AO Smith Corp.	479	22,820
Aon PLC	459	95,605
Apple, Inc.	7,979	2,343,033
Applied Materials, Inc.	1,778	108,529
Aptiv PLC	504	47,865
Aqua America, Inc.	2,200	103,268
Arch Capital Group, Ltd. (b)	579	24,833
Arista Networks, Inc. (b)	42	8,543
Assurant, Inc.	101	13,239
AT&T, Inc.	13,360	522,109
Athene Holding, Ltd. Class A (b)	272	12,792
Atmos Energy Corp.	1,959	219,134
Autodesk, Inc. (b)	413	75,769
Automatic Data Processing, Inc.	898	153,109
AutoZone, Inc. (b)	63	75,053
AvalonBay Communities, Inc. REIT	312	65,426
Avery Dennison Corp.	457	59,785
AXA Equitable Holdings, Inc.	699	17,321
Axalta Coating Systems, Ltd. (b)	1,344	40,858
Baker Hughes Co.	6,646	170,337
Ball Corp.	804	51,995
Bank of America Corp.	15,526	546,826
Bank of New York Mellon Corp.	1,532	77,106
Baxter International, Inc.	808	67,565
Becton Dickinson and Co.	516	140,336
Berkshire Hathaway, Inc. Class B (b)	2,143	485,389
Best Buy Co., Inc.	478	41,968
Biogen, Inc. (b)	337	99,998
BioMarin Pharmaceutical, Inc. (b)	153	12,936
BlackRock, Inc.	256	128,691
Blackstone Group, Inc. Class A	1,000	55,940
Boeing Co.	933	303,934
Booking Holdings, Inc. (b)	99	203,319
BorgWarner, Inc.	253	10,975
Security Description	Shares	Value
Boston Properties, Inc. REIT	206	$28,399
Boston Scientific Corp. (b)	2,632	119,019
Bristol-Myers Squibb Co.	4,305	276,338
Broadcom, Inc.	688	217,422
Broadridge Financial Solutions, Inc.	205	25,326
Brown-Forman Corp. Class B	622	42,047
Burlington Stores, Inc. (b)	52	11,858
C.H. Robinson Worldwide, Inc.	274	21,427
Cadence Design Systems, Inc. (b)	376	26,079
Capital One Financial Corp.	1,058	108,879
Cardinal Health, Inc.	621	31,410
CarMax, Inc. (b)	270	23,671
Caterpillar, Inc.	1,046	154,473
Cboe Global Markets, Inc.	101	12,120
CBRE Group, Inc. Class A (b)	736	45,109
CDK Global, Inc.	400	21,872
CDW Corp.	153	21,855
Centene Corp. (b)	611	38,414
CenturyLink, Inc.	1,844	24,359
Cerner Corp.	728	53,428
Charles Schwab Corp.	1,540	73,242
Charter Communications, Inc. Class A (b)	250	121,270
Cheniere Energy, Inc. (b)	763	46,596
Chipotle Mexican Grill, Inc. (b)	54	45,204
Chubb, Ltd.	902	140,405
Church & Dwight Co., Inc.	443	31,161
Cigna Corp.	676	138,235
Cincinnati Financial Corp.	134	14,090
Cintas Corp.	214	57,583
Cisco Systems, Inc.	7,797	373,944
Citigroup, Inc.	4,292	342,888
Citizens Financial Group, Inc.	1,007	40,894
Citrix Systems, Inc.	237	26,283
Clorox Co.	198	30,401
CME Group, Inc.	585	117,421
Coca-Cola Co.	8,100	448,335
Cognex Corp.	205	11,488
Cognizant Technology Solutions Corp. Class A	1,130	70,083
Colgate-Palmolive Co.	1,645	113,242
Comcast Corp. Class A	8,177	367,720
Comerica, Inc.	162	11,623
Conagra Brands, Inc.	699	23,934
Consolidated Edison, Inc.	2,519	227,894
Constellation Brands, Inc. Class A	340	64,515
Cooper Cos., Inc.	38	12,209
Copart, Inc. (b)	579	52,654
Corning, Inc.	1,466	42,675
Corteva, Inc.	1,400	41,384
CoStar Group, Inc. (b)	82	49,061
Costco Wholesale Corp.	896	263,352
Coty, Inc. Class A	804	9,045
Crown Castle International Corp. REIT	880	125,092
CSX Corp.	1,416	102,462

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Cummins, Inc.	261	$46,709
CVS Health Corp.	2,332	173,244
D.R. Horton, Inc.	421	22,208
Danaher Corp.	1,304	200,138
Darden Restaurants, Inc.	205	22,347
DaVita, Inc. (b)	136	10,204
Deere & Co.	545	94,427
Dell Technologies, Inc. Class C (b)	517	26,569
DENTSPLY SIRONA, Inc.	620	35,086
DexCom, Inc. (b)	153	33,467
Digital Realty Trust, Inc. REIT (c)	237	28,378
Discover Financial Services	595	50,468
Discovery, Inc. Class A (b)(c)	726	23,769
DISH Network Corp. Class A (b)	448	15,891
DocuSign, Inc. (b)	200	14,822
Dollar General Corp.	395	61,612
Dollar Tree, Inc. (b)	326	30,660
Domino's Pizza, Inc.	91	26,734
Dover Corp.	324	37,344
Dow, Inc.	1,300	71,149
Dropbox, Inc. Class A (b)	600	10,746
Duke Realty Corp. REIT	272	9,430
DXC Technology Co.	601	22,592
Eaton Corp. PLC	765	72,461
eBay, Inc.	2,245	81,067
Ecolab, Inc.	908	175,235
Edison International	1,176	88,682
Edwards Lifesciences Corp. (b)	358	83,518
Elanco Animal Health, Inc. (b)	800	23,560
Electronic Arts, Inc. (b)	504	54,185
Eli Lilly & Co.	1,570	206,345
Emerson Electric Co.	1,247	95,096
Equifax, Inc.	323	45,259
Equinix, Inc. REIT	155	90,473
Equity Residential REIT	810	65,545
Essex Property Trust, Inc. REIT	105	31,590
Estee Lauder Cos., Inc. Class A	507	104,716
Eversource Energy	3,680	313,058
Exact Sciences Corp. (b)(c)	213	19,698
Expedia Group, Inc.	242	26,170
Expeditors International of Washington, Inc.	647	50,479
Extra Space Storage, Inc. REIT	119	12,569
F5 Networks, Inc. (b)	101	14,105
Facebook, Inc. Class A (b)	4,179	857,740
Fastenal Co.	1,190	43,970
Ferguson PLC	572	51,906
Fidelity National Financial, Inc.	803	36,416
Fidelity National Information Services, Inc. (d)	1,266	176,088
Fifth Third Bancorp	1,249	38,394
Fiserv, Inc. (b)	1,153	133,321
FleetCor Technologies, Inc. (b)	171	49,200
FLIR Systems, Inc.	207	10,778
Flowserve Corp.	373	18,564
FMC Corp.	879	87,742
Security Description	Shares	Value
Ford Motor Co.	5,945	$55,288
Fortinet, Inc. (b)	171	18,256
Fortive Corp.	588	44,917
Fox Corp. Class A	756	28,025
Franklin Resources, Inc. (c)	575	14,938
Freeport-McMoRan, Inc.	1,998	26,214
Garmin, Ltd.	294	28,683
Gartner, Inc. (b)	101	15,564
General Dynamics Corp.	552	97,345
General Electric Co.	17,061	190,401
General Mills, Inc.	1,069	57,256
General Motors Co.	1,891	69,211
Genuine Parts Co.	207	21,990
Gilead Sciences, Inc.	2,423	157,447
Global Payments, Inc.	321	58,602
GoDaddy, Inc. Class A (b)	101	6,860
Goldman Sachs Group, Inc.	662	152,214
GrubHub, Inc. (b)(c)	405	19,699
Halliburton Co.	6,668	163,166
Harley-Davidson, Inc. (c)	457	16,996
Hartford Financial Services Group, Inc.	780	47,401
Hasbro, Inc.	276	29,148
HCA Healthcare, Inc.	424	62,671
HD Supply Holdings, Inc. (b)	404	16,249
Healthpeak Properties, Inc. REIT	425	14,650
HEICO Corp.	100	11,415
Henry Schein, Inc. (b)	153	10,208
Hershey Co.	192	28,220
Hewlett Packard Enterprise Co.	3,224	51,133
Hilton Worldwide Holdings, Inc.	153	16,969
HollyFrontier Corp.	1,794	90,974
Hologic, Inc. (b)	376	19,631
Home Depot, Inc.	1,991	434,795
Honeywell International, Inc.	1,626	287,802
Host Hotels & Resorts, Inc. REIT	1,826	33,872
HP, Inc.	3,476	71,432
Humana, Inc.	267	97,861
Huntington Bancshares, Inc.	450	6,786
Huntington Ingalls Industries, Inc.	43	10,788
IAC/InterActiveCorp (b)	101	25,160
IDEXX Laboratories, Inc. (b)	143	37,342
IHS Markit, Ltd. (b)	1,118	84,241
Illinois Tool Works, Inc.	591	106,161
Illumina, Inc. (b)	242	80,281
Incyte Corp. (b)	168	14,670
Ingersoll-Rand PLC	468	62,207
Insulet Corp. (b)	100	17,120
Intel Corp.	7,952	475,927
Intercontinental Exchange, Inc.	821	75,984
International Business Machines Corp.	1,780	238,591
International Flavors & Fragrances, Inc. (c)(d)	287	37,029
International Flavors & Fragrances, Inc. (d)	70	8,972

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Interpublic Group of Cos., Inc.	541	$12,497
Intuit, Inc.	460	120,488
Intuitive Surgical, Inc. (b)	217	128,280
Invesco, Ltd.	594	10,680
Invitation Homes, Inc. REIT	323	9,680
Ionis Pharmaceuticals, Inc. (b)	200	12,082
IPG Photonics Corp. (b)	52	7,536
IQVIA Holdings, Inc. (b)	223	34,456
Iron Mountain, Inc. REIT	300	9,561
J.M. Smucker Co.	170	17,702
Jack Henry & Associates, Inc.	153	22,287
Jacobs Engineering Group, Inc.	593	53,269
Johnson & Johnson	4,867	709,949
Johnson Controls International PLC	1,522	61,961
Jones Lang LaSalle, Inc.	143	24,895
JPMorgan Chase & Co.	5,566	775,900
Juniper Networks, Inc.	421	10,369
Kellogg Co.	237	16,391
KeyCorp	1,038	21,009
Keysight Technologies, Inc. (b)	305	31,302
Kimberly-Clark Corp.	323	44,429
Kimco Realty Corp. REIT	949	19,654
Kinder Morgan, Inc.	6,038	127,824
KKR & Co., Inc. Class A	1,100	32,087
KLA Corp.	244	43,473
Kohl's Corp.	153	7,795
Kraft Heinz Co.	1,607	51,633
L3Harris Technologies, Inc.	408	80,731
Laboratory Corp. of America Holdings (b)	146	24,699
Lam Research Corp.	263	76,901
Lamb Weston Holdings, Inc.	205	17,636
Las Vegas Sands Corp.	1,051	72,561
Lear Corp. (c)	52	7,134
Leidos Holdings, Inc.	276	27,018
Lennar Corp. Class A	413	23,041
Lennox International, Inc.	101	24,641
Liberty Media Corp.-Liberty Formula One Class C (b)	577	26,522
Liberty Media Corp.-Liberty SiriusXM Class A (b)	528	25,523
Lincoln National Corp.	359	21,185
Live Nation Entertainment, Inc. (b)	153	10,935
LKQ Corp. (b)	667	23,812
Lockheed Martin Corp.	394	153,416
Loews Corp.	1,003	52,647
Lowe's Cos., Inc.	1,475	176,646
Lululemon Athletica, Inc. (b)	207	47,956
M&T Bank Corp.	226	38,363
ManpowerGroup, Inc.	313	30,392
Marathon Petroleum Corp.	668	40,247
Markel Corp. (b)	25	28,579
Marriott International, Inc. Class A	136	20,594
Marsh & McLennan Cos., Inc.	1,124	125,225
Masco Corp.	898	43,095
Mastercard, Inc. Class A	1,602	478,341
Security Description	Shares	Value
Maxim Integrated Products, Inc.	400	$24,604
McCormick & Co., Inc.	279	47,355
McDonald's Corp.	1,491	294,636
McKesson Corp.	318	43,986
Medtronic PLC	2,621	297,352
Merck & Co., Inc.	4,719	429,193
MetLife, Inc.	1,851	94,345
Mettler-Toledo International, Inc. (b)	52	41,251
MGM Resorts International	1,042	34,667
Microchip Technology, Inc. (c)	376	39,375
Micron Technology, Inc. (b)	1,936	104,118
Microsoft Corp.	12,963	2,044,265
Mid-America Apartment Communities, Inc. REIT	52	6,857
Middleby Corp. (b)	101	11,062
Molson Coors Brewing Co. Class B	386	20,805
Mondelez International, Inc. Class A	3,000	165,240
Monster Beverage Corp. (b)	801	50,904
Moody's Corp.	267	63,388
Morgan Stanley	2,096	107,147
Motorola Solutions, Inc.	206	33,195
MSCI, Inc.	205	52,927
Mylan NV (b)	898	18,050
Nasdaq, Inc.	27	2,892
National Oilwell Varco, Inc.	4,310	107,965
NetApp, Inc.	541	33,677
Netflix, Inc. (b)	774	250,443
Newmont Goldcorp Corp.	900	39,105
News Corp. Class A	1,157	16,360
Nielsen Holdings PLC	1,148	23,304
NIKE, Inc. Class B	2,400	243,144
Nordstrom, Inc. (c)	101	4,134
Norfolk Southern Corp.	477	92,600
Northern Trust Corp.	179	19,017
Northrop Grumman Corp.	313	107,663
NortonLifeLock, Inc.	1,416	36,136
NVIDIA Corp.	1,083	254,830
Okta, Inc. (b)	100	11,537
Old Dominion Freight Line, Inc.	205	38,905
Omnicom Group, Inc.	36	2,917
ONEOK, Inc.	4,521	342,104
Oracle Corp.	4,697	248,847
O'Reilly Automotive, Inc. (b)	136	59,603
PACCAR, Inc.	626	49,517
Palo Alto Networks, Inc. (b)	125	28,906
Parker-Hannifin Corp.	187	38,488
Paychex, Inc.	913	77,660
PayPal Holdings, Inc. (b)	1,978	213,960
People's United Financial, Inc.	526	8,889
PepsiCo, Inc.	2,558	349,602
Perrigo Co. PLC	210	10,849
Pfizer, Inc.	10,439	409,000
Philip Morris International, Inc.	2,868	244,038
Phillips 66	1,980	220,592

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Pioneer Natural Resources Co.	142	$21,495
PNC Financial Services Group, Inc.	944	150,691
Polaris, Inc.	38	3,865
PPG Industries, Inc.	840	112,132
Principal Financial Group, Inc.	680	37,400
Procter & Gamble Co.	4,663	582,409
Progressive Corp.	949	68,698
Prologis, Inc. REIT	1,310	116,773
Prudential Financial, Inc.	940	88,116
PTC, Inc. (b)	201	15,053
Public Storage REIT	297	63,249
PulteGroup, Inc.	421	16,335
PVH Corp.	127	13,354
QIAGEN NV (b)	399	13,642
Qorvo, Inc. (b)	160	18,597
QUALCOMM, Inc.	2,328	205,399
Quest Diagnostics, Inc.	269	28,726
Ralph Lauren Corp.	153	17,935
Raytheon Co.	514	112,946
Realty Income Corp. REIT	278	20,469
Regeneron Pharmaceuticals, Inc. (b)	83	31,165
Regions Financial Corp.	1,594	27,353
ResMed, Inc.	276	42,772
RingCentral, Inc. Class A (b)	100	16,867
Robert Half International, Inc.	348	21,976
Rockwell Automation, Inc.	160	32,427
Roku, Inc. (b)(c)	200	26,780
Rollins, Inc.	477	15,817
Roper Technologies, Inc.	196	69,429
Ross Stores, Inc.	603	70,201
Royal Caribbean Cruises, Ltd.	52	6,943
S&P Global, Inc.	493	134,614
salesforce.com, Inc. (b)	1,368	222,491
Sarepta Therapeutics, Inc. (b)	100	12,904
SBA Communications Corp. REIT	242	58,320
Schlumberger, Ltd.	8,496	341,539
Seagate Technology PLC	304	18,088
Sealed Air Corp.	861	34,294
Seattle Genetics, Inc. (b)	100	11,426
SEI Investments Co.	205	13,423
Sempra Energy	1,075	162,841
Sensata Technologies Holding PLC (b)	391	21,063
ServiceNow, Inc. (b)	223	62,957
Sherwin-Williams Co.	285	166,309
Signature Bank	52	7,104
Simon Property Group, Inc. REIT	742	110,528
Sirius XM Holdings, Inc. (c)	3,151	22,530
Skyworks Solutions, Inc.	188	22,725
SL Green Realty Corp. REIT	201	18,468
Snap, Inc. Class A (b)(c)	1,263	20,625
Snap-on, Inc.	179	30,323
Spirit AeroSystems Holdings, Inc. Class A	272	19,823
Splunk, Inc. (b)	244	36,544
Square, Inc. Class A (b)	527	32,969
Security Description	Shares	Value
SS&C Technologies Holdings, Inc.	272	$16,701
Stanley Black & Decker, Inc.	297	49,225
Starbucks Corp.	2,459	216,195
State Street Corp. (g)	611	48,330
Stryker Corp.	647	135,831
SVB Financial Group (b)	101	25,355
Synchrony Financial	1,215	43,752
Synopsys, Inc. (b)	187	26,030
Sysco Corp.	1,211	103,589
T Rowe Price Group, Inc.	433	52,757
Take-Two Interactive Software, Inc. (b)	153	18,732
Tapestry, Inc.	523	14,105
Target Corp.	785	100,645
TD Ameritrade Holding Corp.	163	8,101
Teleflex, Inc.	65	24,469
Teradyne, Inc.	100	6,819
Tesla, Inc. (b)	234	97,889
Texas Instruments, Inc.	1,846	236,823
Textron, Inc.	385	17,171
Thermo Fisher Scientific, Inc.	817	265,419
Tiffany & Co.	287	38,358
TJX Cos., Inc.	2,303	140,621
T-Mobile US, Inc. (b)	397	31,133
Tractor Supply Co.	224	20,931
TransDigm Group, Inc.	63	35,280
TransUnion	375	32,104
Travelers Cos., Inc.	608	83,266
Trimble, Inc. (b)	577	24,055
TripAdvisor, Inc.	105	3,190
Truist Financial Corp.	2,443	137,590
Twilio, Inc. Class A (b)(c)	100	9,828
Twitter, Inc. (b)	1,270	40,703
Tyson Foods, Inc. Class A	100	9,104
Uber Technologies, Inc. (b)	800	23,792
UDR, Inc. REIT	272	12,702
Ulta Salon Cosmetics & Fragrance, Inc. (b)	92	23,289
Under Armour, Inc. Class A (b)(c)	753	16,265
Union Pacific Corp.	1,330	240,451
United Parcel Service, Inc. Class B	1,032	120,806
United Rentals, Inc. (b)	190	31,686
United Technologies Corp.	1,752	262,379
UnitedHealth Group, Inc.	1,714	503,882
Unum Group	375	10,935
US Bancorp	2,768	164,115
Vail Resorts, Inc.	101	24,223
Valero Energy Corp.	2,260	211,649
Varian Medical Systems, Inc. (b)	123	17,467
Veeva Systems, Inc. Class A (b)	249	35,024
Ventas, Inc. REIT	430	24,828
VEREIT, Inc.	1,082	9,998
VeriSign, Inc. (b)	101	19,461
Verisk Analytics, Inc.	432	64,515
Verizon Communications, Inc.	7,464	458,290
Vertex Pharmaceuticals, Inc. (b)	407	89,113

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
VF Corp.	657	$65,477
ViacomCBS, Inc. Class B	515	21,615
VICI Properties, Inc. REIT	900	22,995
Visa, Inc. Class A	3,345	628,525
VMware, Inc. Class A (b)	161	24,438
Vornado Realty Trust REIT	200	13,300
Voya Financial, Inc.	552	33,661
Vulcan Materials Co.	323	46,509
W.W. Grainger, Inc.	119	40,284
Walmart, Inc.	2,636	313,262
Walgreens Boots Alliance, Inc.	1,778	104,831
Walt Disney Co.	3,289	475,688
Waters Corp. (b)	188	43,926
Wayfair, Inc. Class A (b)(c)	153	13,827
WellCare Health Plans, Inc. (b)	52	17,171
Wells Fargo & Co.	7,716	415,121
Welltower, Inc. REIT	714	58,391
Western Digital Corp.	591	37,511
Western Union Co. (c)	1,221	32,698
Westinghouse Air Brake Technologies Corp.	303	23,573
Weyerhaeuser Co. REIT	2,099	63,390
Whirlpool Corp.	56	8,262
Willis Towers Watson PLC	215	43,417
Workday, Inc. Class A (b)	187	30,752
WP Carey, Inc. REIT	101	8,084
Wynn Resorts, Ltd.	204	28,329
Xerox Holdings Corp.	825	30,418
Xilinx, Inc.	610	59,640
XPO Logistics, Inc. (b)(c)	153	12,194
Xylem, Inc.	809	63,741
Yum! Brands, Inc.	472	47,545
Zayo Group Holdings, Inc. (b)	425	14,726
Zebra Technologies Corp. Class A (b)	100	25,544
Zillow Group, Inc. Class C (b)	304	13,966
Zimmer Biomet Holdings, Inc.	364	54,483
Zoetis, Inc.	794	105,086
		48,574,338
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	4,693	47,663
TOTAL COMMON STOCKS (Cost $74,485,064)		89,059,913

RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
Lojas Americanas SA (expiring 1/8/20) (b)	15	35
INDIA — 0.0% (a)
Piramal Enterprises, Ltd. (expiring 1/20/20) (b)	54	169
TOTAL RIGHTS (Cost $0)		204
Security Description	Shares	Value
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Minor International PCL (expiring 12/31/21) (b) (Cost: $0)	390	$42
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (h) (i)	43,813	43,817
State Street Navigator Securities Lending Portfolio II (j) (k)	881,037	881,037
TOTAL SHORT-TERM INVESTMENTS (Cost $924,854)		924,854
TOTAL INVESTMENTS — 100.8% (Cost $75,409,918)		89,985,013
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(673,157)
NET ASSETS — 100.0%		$89,311,856
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2019.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$88,961,602	$98,311	$0(a)	$89,059,913
Rights	35	169	—	204
Warrants	42	—	—	42
Short-Term Investments	924,854	—	—	924,854
TOTAL INVESTMENTS	$89,886,533	$98,480	$0	$89,985,013
(a)	Fund held a Level 3 security that was valued at $0 at December 31, 2019.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Corp.	611	$36,165	$—	$—	$—	$12,165	611	$48,330	$318
State Street Institutional Liquid Reserves Fund, Premier Class	115,387	115,398	1,259,246	1,330,825	(2)	—	43,813	43,817	917
State Street Navigator Securities Lending Portfolio II	—	—	2,092,052	1,211,015	—	—	881,037	881,037	1,170
State Street Navigator Securities Lending Portfolio III	1,636,978	1,636,978	920,196	2,557,174	—	—	—	—	733
Total		$1,788,541	$4,271,494	$5,099,014	$(2)	$12,165		$973,184	$3,138
See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 6.1%
Alumina, Ltd.	19,331	$31,254
AMP, Ltd. (a)	23,361	31,447
APA Group	9,093	70,950
Aristocrat Leisure, Ltd.	4,293	101,608
ASX, Ltd.	1,517	83,614
Aurizon Holdings, Ltd.	15,823	58,172
AusNet Services	14,019	16,753
Australia & New Zealand Banking Group, Ltd.	21,226	367,500
Bank of Queensland, Ltd.	1	5
Bendigo & Adelaide Bank, Ltd. (a)	3,847	26,448
BlueScope Steel, Ltd.	4,135	43,775
Boral, Ltd.	8,629	27,175
Brambles, Ltd.	11,549	95,147
Caltex Australia, Ltd.	2,027	48,375
Challenger, Ltd.	4,475	25,449
CIMIC Group, Ltd.	784	18,264
Coca-Cola Amatil, Ltd.	3,447	26,799
Cochlear, Ltd.	456	72,036
Coles Group, Ltd.	8,420	87,836
Commonwealth Bank of Australia	13,255	744,477
Computershare, Ltd.	3,700	43,643
Crown Resorts, Ltd.	2,872	24,247
CSL, Ltd.	3,394	657,912
Dexus REIT	8,659	71,216
Flight Centre Travel Group, Ltd.	424	13,132
Fortescue Metals Group, Ltd.	10,270	77,174
Goodman Group REIT	12,714	119,492
GPT Group REIT	14,586	57,418
Harvey Norman Holdings, Ltd. (a)	4,252	12,165
Incitec Pivot, Ltd.	11,044	24,688
Insurance Australia Group, Ltd.	17,115	92,157
LendLease Group Stapled Security	4,363	53,979
Macquarie Group, Ltd.	2,467	239,056
Magellan Financial Group, Ltd. (a)	912	36,510
Medibank Pvt, Ltd.	19,407	43,109
Mirvac Group REIT	28,811	64,404
National Australia Bank, Ltd.	21,650	374,841
Newcrest Mining, Ltd.	5,677	120,717
Orica, Ltd.	2,960	45,734
Qantas Airways, Ltd.	5,470	27,339
QBE Insurance Group, Ltd.	9,702	87,842
Ramsay Health Care, Ltd.	1,215	61,947
REA Group, Ltd. (a)	409	29,786
Scentre Group REIT	39,347	105,934
SEEK, Ltd.	2,607	41,325
Sonic Healthcare, Ltd.	3,258	65,844
Stockland REIT	17,326	56,268
Suncorp Group, Ltd.	9,299	84,716
Sydney Airport Stapled Security	8,652	52,669
Tabcorp Holdings, Ltd.	14,738	46,931
Telstra Corp., Ltd.	30,842	76,749
TPG Telecom, Ltd.	2,829	13,344
Transurban Group Stapled Security	20,303	212,795
Security Description	Shares	Value
Treasury Wine Estates, Ltd.	5,323	$60,767
Vicinity Centres REIT	23,414	40,983
Wesfarmers, Ltd.	8,638	251,384
Westpac Banking Corp.	26,132	445,093
WiseTech Global, Ltd. (a)	1,072	17,611
Woolworths Group, Ltd.	9,309	236,622
Worley, Ltd. (a)	2,399	25,818
		6,190,445
AUSTRIA — 0.2%
ANDRITZ AG	583	25,130
Erste Group Bank AG	2,227	83,893
Raiffeisen Bank International AG	1,218	30,612
Verbund AG	505	25,361
Voestalpine AG	907	25,310
		190,306
BELGIUM — 1.1%
Ageas	1,395	82,491
Anheuser-Busch InBev SA	5,707	465,788
Colruyt SA	417	21,756
Galapagos NV (b)	325	68,038
Groupe Bruxelles Lambert SA	642	67,712
KBC Group NV	1,859	139,936
Proximus SADP	1,195	34,232
Solvay SA	583	67,601
Telenet Group Holding NV	406	18,257
UCB SA	915	72,820
Umicore SA (a)	1,520	73,981
		1,112,612
CHILE — 0.0% (c)
Antofagasta PLC	3,097	37,614
CHINA — 0.2%
BeiGene, Ltd. ADR (a)(b)	224	37,130
BOC Hong Kong Holdings, Ltd.	27,500	95,469
Yangzijiang Shipbuilding Holdings, Ltd.	20,000	16,659
		149,258
DENMARK — 2.0%
AP Moller - Maersk A/S Class A	30	40,694
AP Moller - Maersk A/S Class B	50	72,165
Carlsberg A/S Class B	792	118,235
Chr. Hansen Holding A/S	782	62,189
Coloplast A/S Class B	863	107,133
Danske Bank A/S	4,981	80,660
Demant A/S (a)(b)	763	24,046
DSV Panalpina A/S	1,614	186,154
Genmab A/S (b)	486	108,158
H Lundbeck A/S	449	17,159
ISS A/S	1,302	31,264
Novo Nordisk A/S Class B	13,250	769,583
Novozymes A/S Class B	1,671	81,830
Orsted A/S (d)	1,406	145,521
Pandora A/S	869	37,830
Tryg A/S	826	24,506

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Vestas Wind Systems A/S	1,424	$144,004
		2,051,131
FINLAND — 1.2%
Elisa Oyj	1,108	61,254
Fortum Oyj	3,214	79,370
Kone Oyj Class B	2,504	163,810
Metso Oyj (a)	722	28,511
Neste Oyj	3,112	108,360
Nokia Oyj	41,596	153,895
Nokian Renkaat Oyj	910	26,180
Nordea Bank Abp (e)	23,702	191,519
Nordea Bank Abp (e)	326	2,649
Orion Oyj Class B	816	37,802
Sampo Oyj Class A	3,258	142,298
Stora Enso Oyj Class R	4,377	63,699
UPM-Kymmene Oyj	3,948	136,982
Wartsila OYJ Abp	3,134	34,651
		1,230,980
FRANCE — 11.1%
Accor SA	1,388	65,048
Aeroports de Paris	232	45,860
Air Liquide SA	3,532	500,341
Airbus SE	4,370	640,046
Alstom SA	1,428	67,692
Amundi SA (d)	467	36,642
Arkema SA	528	56,127
Atos SE	731	60,983
AXA SA	14,469	407,823
BioMerieux	318	28,324
BNP Paribas SA	8,423	499,498
Bollore SA (e)	7,073	30,884
Bollore SA (b)(e)	39	166
Bouygues SA	1,672	71,094
Bureau Veritas SA	2,201	57,467
Capgemini SE	1,179	144,121
Carrefour SA	4,398	73,804
Casino Guichard Perrachon SA (a)	387	18,115
Cie de Saint-Gobain	3,653	149,668
Cie Generale des Etablissements Michelin SCA	1,262	154,550
CNP Assurances	1,340	26,669
Covivio REIT	380	43,167
Credit Agricole SA	8,916	129,356
Danone SA	4,624	383,573
Dassault Aviation SA	19	24,953
Dassault Systemes SE	1,009	165,983
Edenred	1,784	92,317
Eiffage SA	584	66,865
EssilorLuxottica SA	2,122	323,468
Eurazeo SE	300	20,542
Eutelsat Communications SA	1,368	22,251
Faurecia SE	584	31,486
Gecina SA REIT	357	63,957
Getlink SE	3,261	56,774
Hermes International	243	181,718
Security Description	Shares	Value
ICADE REIT	222	$24,184
Iliad SA (a)	203	26,330
Ingenico Group SA	462	50,200
Ipsen SA	294	26,071
JCDecaux SA	583	17,983
Kering SA	567	372,455
Klepierre SA REIT	1,523	57,869
Legrand SA	2,049	167,072
L'Oreal SA	1,892	560,675
LVMH Moet Hennessy Louis Vuitton SE	2,082	968,004
Natixis SA	7,420	32,966
Orange SA (a)	15,196	223,794
Pernod Ricard SA	1,614	288,787
Peugeot SA	4,370	104,483
Publicis Groupe SA	1,653	74,888
Remy Cointreau SA	175	21,510
Renault SA	1,451	68,701
Safran SA	2,451	378,709
Sanofi	8,438	848,849
Sartorius Stedim Biotech	207	34,319
Schneider Electric SE	4,141	425,317
SCOR SE	1,150	48,304
SEB SA	156	23,185
Societe Generale SA	6,150	214,108
Sodexo SA	672	79,694
Suez	2,378	35,996
Teleperformance	454	110,790
Thales SA	789	81,940
Ubisoft Entertainment SA (b)	593	40,990
Unibail-Rodamco-Westfield (e)	313	2,462
Unibail-Rodamco-Westfield REIT (e)	1,046	165,142
Valeo SA	1,773	62,512
Veolia Environnement SA	4,041	107,549
Vinci SA	3,824	424,951
Vivendi SA	6,298	182,535
Wendel SA	193	25,672
Worldline SA (b)(d)	752	53,306
		11,173,634
GERMANY — 9.2%
adidas AG	1,352	439,806
Allianz SE	3,178	779,099
Aroundtown SA	6,872	61,587
BASF SE	6,878	519,979
Bayer AG	6,983	570,715
Bayerische Motoren Werke AG	2,530	207,712
Bayerische Motoren Werke AG Preference Shares	439	27,127
Beiersdorf AG	731	87,511
Brenntag AG	1,224	66,609
Carl Zeiss Meditec AG	300	38,288
Commerzbank AG	7,445	46,106
Continental AG	812	105,056
Covestro AG (d)	1,288	59,928
Daimler AG	6,810	377,395

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Delivery Hero SE (b)(d)	840	$66,531
Deutsche Bank AG	14,504	112,614
Deutsche Boerse AG	1,423	223,864
Deutsche Lufthansa AG	1,899	34,980
Deutsche Post AG	7,407	282,771
Deutsche Telekom AG	24,958	408,184
Deutsche Wohnen SE	2,668	109,072
Evonik Industries AG	1,303	39,798
Fraport AG Frankfurt Airport Services Worldwide	322	27,390
Fresenius Medical Care AG & Co. KGaA	1,587	117,502
Fresenius SE & Co. KGaA	3,202	180,359
Fuchs Petrolub SE Preference Shares	554	27,462
GEA Group AG	1,120	37,062
Hannover Rueck SE	472	91,288
HeidelbergCement AG	1,114	81,230
Henkel AG & Co. KGaA Preference Shares	1,315	136,095
Henkel AG & Co. KGaA	773	72,886
HOCHTIEF AG	177	22,590
Infineon Technologies AG	9,361	213,412
KION Group AG	524	36,209
Knorr-Bremse AG	360	36,672
Lanxess AG	646	43,378
Merck KGaA	954	112,816
METRO AG	1,291	20,795
MTU Aero Engines AG	402	114,887
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,084	320,016
Porsche Automobil Holding SE Preference Shares	1,196	89,465
Puma SE	629	48,259
SAP SE	7,314	987,822
Sartorius AG Preference Shares	253	54,186
Siemens AG	5,729	749,445
Siemens Healthineers AG (d)	1,172	56,333
Symrise AG	968	101,921
Telefonica Deutschland Holding AG	6,021	17,464
Thyssenkrupp AG	2,928	39,572
TUI AG	3,332	42,101
Uniper SE	1,619	53,629
United Internet AG	959	31,519
Volkswagen AG	245	47,646
Volkswagen AG Preference Shares	1,412	279,335
Vonovia SE	3,858	207,869
Wirecard AG	871	105,102
Zalando SE (b)(d)	1,036	52,540
		9,320,989
HONG KONG — 3.0%
AIA Group, Ltd.	90,000	944,840
ASM Pacific Technology, Ltd.	2,500	34,684
Bank of East Asia, Ltd.	9,980	22,287
Security Description	Shares	Value
Budweiser Brewing Co. APAC, Ltd. (b)(d)	9,854	$33,261
CK Asset Holdings, Ltd.	19,000	137,163
CK Infrastructure Holdings, Ltd.	5,000	35,582
Dairy Farm International Holdings, Ltd.	2,400	13,704
Galaxy Entertainment Group, Ltd.	16,000	117,868
Hang Lung Properties, Ltd.	17,000	37,308
Hang Seng Bank, Ltd.	5,500	113,645
Henderson Land Development Co., Ltd.	10,250	50,317
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	19,500	19,220
HKT Trust & HKT, Ltd.	29,000	40,866
Hong Kong Exchanges & Clearing, Ltd.	8,944	290,412
Hongkong Land Holdings, Ltd.	8,700	50,025
Kerry Properties, Ltd.	4,000	12,706
Link REIT	15,500	164,115
Melco Resorts & Entertainment, Ltd. ADR	1,647	39,808
MTR Corp., Ltd.	12,052	71,228
New World Development Co., Ltd.	47,389	64,955
NWS Holdings, Ltd.	11,530	16,159
PCCW, Ltd.	30,000	17,749
Power Assets Holdings, Ltd.	10,500	76,812
Sands China, Ltd.	18,800	100,493
Sino Land Co., Ltd.	23,511	34,157
SJM Holdings, Ltd.	13,000	14,799
Sun Hung Kai Properties, Ltd.	12,000	183,732
Swire Pacific, Ltd. Class A	3,500	32,521
Swire Properties, Ltd.	9,400	31,185
Techtronic Industries Co., Ltd.	10,000	81,560
Vitasoy International Holdings, Ltd. (a)	4,000	14,502
WH Group, Ltd. (d)	70,000	72,320
Wharf Real Estate Investment Co., Ltd.	10,000	61,026
Wheelock & Co., Ltd.	5,000	33,336
Yue Yuen Industrial Holdings, Ltd.	3,500	10,331
		3,074,676
IRELAND — 0.8%
AerCap Holdings NV (b)	866	53,233
AIB Group PLC	6,281	21,899
Bank of Ireland Group PLC	7,295	39,977
CRH PLC	5,873	235,152
Flutter Entertainment PLC	566	68,839
James Hardie Industries PLC	3,499	68,550
Kerry Group PLC Class A	1,173	146,284
Kingspan Group PLC	1,144	69,921
Smurfit Kappa Group PLC	1,751	67,338
		771,193
ISRAEL — 0.6%
Azrieli Group, Ltd.	345	25,221
Bank Hapoalim BM	8,193	67,959

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Bank Leumi Le-Israel BM	11,426	$83,164
Check Point Software Technologies, Ltd. (a)(b)	902	100,086
CyberArk Software, Ltd. (b)	232	27,046
Elbit Systems, Ltd.	176	27,393
Israel Chemicals, Ltd.	4,200	19,760
Israel Discount Bank, Ltd. Class A	9,195	42,621
Mizrahi Tefahot Bank, Ltd.	1,107	29,486
Nice, Ltd. (b)	470	72,881
Teva Pharmaceutical Industries, Ltd. ADR (a)(b)	2,230	21,854
Teva Pharmaceutical Industries, Ltd. (b)	5,869	58,129
Wix.com, Ltd. (b)	336	41,120
		616,720
ITALY — 1.5%
Assicurazioni Generali SpA	8,120	167,665
Atlantia SpA	3,557	83,009
Davide Campari-Milano SpA	4,484	40,971
Ferrari NV	907	150,578
FinecoBank Banca Fineco SpA	4,560	54,718
Intesa Sanpaolo SpA	111,448	293,798
Leonardo SpA	3,183	37,337
Mediobanca Banca di Credito Finanziario SpA	4,513	49,716
Moncler SpA	1,385	62,295
Pirelli & C SpA (d)	2,707	15,619
Poste Italiane SpA (d)	4,118	46,779
Prysmian SpA	1,788	43,131
Recordati SpA	817	34,455
Snam SpA	15,426	81,141
Telecom Italia SpA (b)(e)	67,608	42,225
Telecom Italia SpA (b)(e)	47,570	29,144
Terna Rete Elettrica Nazionale SpA	10,459	69,901
UniCredit SpA	14,796	216,243
		1,518,725
JAPAN — 25.1%
ABC-Mart, Inc.	200	13,692
Acom Co., Ltd.	3,000	13,720
Advantest Corp.	1,500	85,024
Aeon Co., Ltd.	4,800	99,622
AEON Financial Service Co., Ltd.	500	7,946
Aeon Mall Co., Ltd.	600	10,700
AGC, Inc.	1,300	47,012
Air Water, Inc.	1,100	16,195
Aisin Seiki Co., Ltd.	1,200	44,941
Ajinomoto Co., Inc.	3,200	53,444
Alfresa Holdings Corp.	1,600	32,802
Alps Alpine Co., Ltd.	1,700	38,982
Amada Holdings Co., Ltd.	2,400	27,605
ANA Holdings, Inc.	700	23,459
Aozora Bank, Ltd.	800	21,282
Asahi Group Holdings, Ltd. (a)	2,700	123,801
Asahi Intecc Co., Ltd.	1,400	41,224
Asahi Kasei Corp.	9,300	105,601
Security Description	Shares	Value
Astellas Pharma, Inc.	14,100	$242,622
Bandai Namco Holdings, Inc.	1,500	91,525
Bank of Kyoto, Ltd.	400	17,299
Benesse Holdings, Inc.	500	13,223
Bridgestone Corp. (a)	4,200	157,295
Brother Industries, Ltd.	1,900	39,705
Calbee, Inc.	500	16,356
Canon, Inc. (a)	7,600	208,856
Casio Computer Co., Ltd.	1,200	24,193
Central Japan Railway Co.	1,100	222,682
Chiba Bank, Ltd.	4,600	26,794
Chugai Pharmaceutical Co., Ltd.	1,600	148,406
Coca-Cola Bottlers Japan Holdings, Inc. (a)	900	23,114
Concordia Financial Group, Ltd.	8,700	36,185
Credit Saison Co., Ltd.	1,100	19,242
CyberAgent, Inc.	700	24,573
Dai Nippon Printing Co., Ltd.	1,700	46,303
Daicel Corp.	2,200	21,236
Daifuku Co., Ltd.	700	42,899
Dai-ichi Life Holdings, Inc.	8,000	133,720
Daiichi Sankyo Co., Ltd.	4,200	279,343
Daikin Industries, Ltd.	1,800	255,901
Daito Trust Construction Co., Ltd.	500	62,020
Daiwa House Industry Co., Ltd.	4,400	137,253
Daiwa House REIT Investment Corp.	12	31,315
Daiwa Securities Group, Inc.	10,800	54,957
Denso Corp.	3,200	146,227
Dentsu, Inc. (a)	1,600	55,579
Disco Corp.	200	47,665
East Japan Railway Co.	2,200	199,564
Eisai Co., Ltd.	1,900	143,433
FamilyMart Co., Ltd.	2,000	48,309
FANUC Corp.	1,400	261,900
Fast Retailing Co., Ltd.	400	239,245
Fuji Electric Co., Ltd.	800	24,624
FUJIFILM Holdings Corp.	2,700	129,938
Fujitsu, Ltd.	1,400	132,303
Fukuoka Financial Group, Inc.	1,200	23,244
GMO Payment Gateway, Inc.	300	20,649
Hakuhodo DY Holdings, Inc.	1,600	26,030
Hamamatsu Photonics KK	1,000	41,362
Hankyu Hanshin Holdings, Inc.	1,700	73,209
Hikari Tsushin, Inc.	100	25,240
Hino Motors, Ltd.	2,200	23,523
Hirose Electric Co., Ltd. (a)	205	26,466
Hisamitsu Pharmaceutical Co., Inc.	300	14,769
Hitachi Chemical Co., Ltd.	800	33,678
Hitachi Construction Machinery Co., Ltd.	700	21,159
Hitachi High-Technologies Corp.	500	35,611
Hitachi Metals, Ltd.	1,700	25,232
Hitachi, Ltd.	7,200	306,484
Honda Motor Co., Ltd.	12,100	345,046
Hoshizaki Corp.	400	35,850

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Hoya Corp.	2,900	$278,859
Hulic Co., Ltd.	2,400	29,063
IHI Corp.	1,100	26,054
Iida Group Holdings Co., Ltd.	1,100	19,424
Isetan Mitsukoshi Holdings, Ltd.	2,400	21,731
Isuzu Motors, Ltd.	4,500	53,789
Itochu Techno-Solutions Corp.	600	16,977
J Front Retailing Co., Ltd.	2,000	28,157
Japan Airlines Co., Ltd.	800	25,007
Japan Airport Terminal Co., Ltd.	300	16,812
Japan Exchange Group, Inc.	3,500	62,158
Japan Post Bank Co., Ltd.	2,900	28,019
Japan Post Holdings Co., Ltd.	11,500	108,571
Japan Post Insurance Co., Ltd.	1,800	30,841
Japan Prime Realty Investment Corp. REIT	5	21,923
Japan Real Estate Investment Corp. REIT	9	59,627
Japan Retail Fund Investment Corp. REIT	22	47,229
Japan Tobacco, Inc. (a)	8,900	199,211
JFE Holdings, Inc.	3,400	44,144
JGC Holdings Corp.	1,900	30,683
JSR Corp.	1,700	31,474
JTEKT Corp.	1,900	22,746
Kajima Corp.	3,100	41,590
Kakaku.com, Inc.	800	20,560
Kamigumi Co., Ltd.	700	15,453
Kansai Electric Power Co., Inc.	5,300	61,669
Kansai Paint Co., Ltd.	1,200	29,560
Kao Corp.	3,600	298,965
Kawasaki Heavy Industries, Ltd.	1,000	22,158
KDDI Corp.	13,300	398,113
Keihan Holdings Co., Ltd.	800	39,015
Keikyu Corp.	1,900	36,890
Keio Corp.	700	42,576
Keisei Electric Railway Co., Ltd.	900	35,114
Keyence Corp.	1,400	495,845
Kikkoman Corp.	1,000	49,413
Kintetsu Group Holdings Co., Ltd.	1,200	65,369
Kirin Holdings Co., Ltd.	6,200	136,352
Kobayashi Pharmaceutical Co., Ltd.	300	25,590
Koito Manufacturing Co., Ltd.	700	32,850
Komatsu, Ltd.	6,800	165,315
Konami Holdings Corp.	600	24,762
Konica Minolta, Inc.	3,500	22,963
Kose Corp.	200	29,446
Kubota Corp. (a)	7,600	120,705
Kuraray Co., Ltd.	2,500	30,619
Kurita Water Industries, Ltd.	700	20,966
Kyocera Corp.	2,400	165,190
Kyowa Kirin Co., Ltd.	1,900	44,985
Kyushu Electric Power Co., Inc.	2,900	25,217
Kyushu Railway Co.	1,149	38,591
Lawson, Inc.	300	17,088
LINE Corp. (b)	400	19,692
Security Description	Shares	Value
Lion Corp. (a)	1,900	$37,152
LIXIL Group Corp.	2,200	38,241
M3, Inc.	3,200	97,318
Makita Corp.	1,800	63,106
Marui Group Co., Ltd.	1,300	31,915
Maruichi Steel Tube, Ltd.	300	8,502
Mazda Motor Corp.	4,600	39,704
McDonald's Holdings Co. Japan, Ltd.	400	19,287
Mebuki Financial Group, Inc.	6,300	16,232
Medipal Holdings Corp.	1,200	26,645
MEIJI Holdings Co., Ltd.	800	54,327
Mercari, Inc. (b)	500	10,283
MINEBEA MITSUMI, Inc.	2,600	54,476
MISUMI Group, Inc.	2,300	57,608
Mitsubishi Chemical Holdings Corp.	9,300	69,959
Mitsubishi Electric Corp.	13,500	186,149
Mitsubishi Estate Co., Ltd.	8,600	165,353
Mitsubishi Gas Chemical Co., Inc.	1,100	16,944
Mitsubishi Heavy Industries, Ltd.	2,300	89,905
Mitsubishi Motors Corp.	4,800	20,229
Mitsubishi Tanabe Pharma Corp.	1,600	29,563
Mitsubishi UFJ Financial Group, Inc.	92,100	502,726
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,500	16,241
Mitsui Chemicals, Inc.	1,300	32,059
Mitsui Fudosan Co., Ltd.	6,600	162,275
Mitsui OSK Lines, Ltd.	700	19,485
Mizuho Financial Group, Inc.	180,700	279,842
MonotaRO Co., Ltd.	900	24,207
MS&AD Insurance Group Holdings, Inc.	3,500	116,296
Murata Manufacturing Co., Ltd.	4,300	266,922
Nabtesco Corp. (a)	700	21,031
Nagoya Railroad Co., Ltd. (a)	1,300	40,552
NEC Corp.	1,900	79,025
Nexon Co., Ltd. (b)	3,500	46,699
NGK Insulators, Ltd.	2,200	38,544
NGK Spark Plug Co., Ltd.	1,100	21,600
NH Foods, Ltd.	500	20,750
Nidec Corp.	1,700	234,723
Nikon Corp.	2,500	30,918
Nintendo Co., Ltd.	800	323,681
Nippon Building Fund, Inc. REIT	10	73,154
Nippon Express Co., Ltd.	500	29,538
Nippon Paint Holdings Co., Ltd.	1,000	51,898
Nippon Prologis REIT, Inc.	17	43,237
Nippon Shinyaku Co., Ltd.	300	26,142
Nippon Steel Corp.	5,800	88,274
Nippon Telegraph & Telephone Corp.	9,800	248,618
Nippon Yusen KK	1,200	21,874
Nissan Chemical Corp.	900	38,054
Nissan Motor Co., Ltd.	17,000	99,505
Nisshin Seifun Group, Inc.	1,700	29,815

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Nissin Foods Holdings Co., Ltd.	400	$29,887
Nitori Holdings Co., Ltd.	600	95,100
Nitto Denko Corp.	1,200	68,240
Nomura Holdings, Inc.	24,700	128,051
Nomura Real Estate Holdings, Inc.	800	19,287
Nomura Real Estate Master Fund, Inc. REIT	29	49,527
Nomura Research Institute, Ltd.	2,400	51,633
NSK, Ltd.	2,900	27,779
NTT Data Corp.	4,700	63,445
NTT DOCOMO, Inc.	10,000	279,549
Obayashi Corp.	5,000	55,993
Obic Co., Ltd.	500	67,909
Odakyu Electric Railway Co., Ltd.	2,200	51,642
Oji Holdings Corp.	6,200	33,945
Olympus Corp.	8,600	133,659
Omron Corp.	1,400	82,705
Ono Pharmaceutical Co., Ltd.	2,900	66,766
Oracle Corp. Japan	300	27,467
Oriental Land Co., Ltd.	1,500	205,383
ORIX Corp.	10,100	168,310
Orix JREIT, Inc.	20	43,303
Otsuka Corp.	800	32,206
Otsuka Holdings Co., Ltd. (a)	2,900	130,303
Pan Pacific International Holdings Corp. (a)	3,300	54,992
Panasonic Corp.	16,300	154,413
Park24 Co., Ltd.	700	17,192
PeptiDream, Inc. (b)	700	36,071
Persol Holdings Co., Ltd.	1,200	22,647
Pigeon Corp. (a)	900	33,251
Pola Orbis Holdings, Inc. (a)	500	12,027
Rakuten, Inc. (a)	6,300	54,203
Recruit Holdings Co., Ltd.	10,100	380,951
Renesas Electronics Corp. (b)	6,000	41,408
Resona Holdings, Inc.	15,800	69,641
Ricoh Co., Ltd.	5,100	55,939
Rinnai Corp.	200	15,735
Rohm Co., Ltd.	700	56,554
Ryohin Keikaku Co., Ltd.	1,700	39,983
Sankyo Co., Ltd.	300	10,007
Santen Pharmaceutical Co., Ltd.	2,900	55,665
SBI Holdings, Inc.	2,000	42,604
Secom Co., Ltd.	1,500	134,948
Sega Sammy Holdings, Inc.	1,200	17,480
Seibu Holdings, Inc.	1,700	28,079
Seiko Epson Corp.	2,100	31,981
Sekisui Chemical Co., Ltd.	2,900	50,808
Sekisui House, Ltd.	4,500	96,625
Seven & i Holdings Co., Ltd.	5,700	209,957
Seven Bank, Ltd.	3,800	12,518
SG Holdings Co., Ltd.	1,000	22,636
Sharp Corp.	1,600	24,808
Shimadzu Corp.	1,800	56,977
Shimamura Co., Ltd.	100	7,656
Shimano, Inc.	500	81,758
Security Description	Shares	Value
Shimizu Corp.	4,400	$45,184
Shin-Etsu Chemical Co., Ltd.	2,700	299,627
Shinsei Bank, Ltd.	1,300	20,037
Shionogi & Co., Ltd.	2,100	130,763
Shiseido Co., Ltd. (a)	3,000	214,824
Shizuoka Bank, Ltd.	2,900	21,828
Showa Denko KK	900	24,008
SMC Corp.	400	185,102
Softbank Corp.	12,800	171,903
SoftBank Group Corp.	11,600	507,657
Sohgo Security Services Co., Ltd.	500	27,237
Sompo Holdings, Inc.	2,500	98,919
Sony Corp.	9,500	646,970
Sony Financial Holdings, Inc.	1,200	29,019
Square Enix Holdings Co., Ltd.	600	29,979
Stanley Electric Co., Ltd.	800	23,409
Subaru Corp.	4,800	119,851
SUMCO Corp. (a)	2,000	33,605
Sumitomo Chemical Co., Ltd.	10,400	47,658
Sumitomo Dainippon Pharma Co., Ltd. (a)	1,100	21,560
Sumitomo Electric Industries, Ltd.	5,400	82,087
Sumitomo Heavy Industries, Ltd.	700	20,161
Sumitomo Metal Mining Co., Ltd.	1,700	55,439
Sumitomo Mitsui Financial Group, Inc.	10,000	371,567
Sumitomo Mitsui Trust Holdings, Inc.	2,500	99,770
Sumitomo Realty & Development Co., Ltd.	2,500	87,693
Sumitomo Rubber Industries, Ltd. (a)	1,700	20,915
Sundrug Co., Ltd.	400	14,557
Suntory Beverage & Food, Ltd.	1,000	41,822
Suzuken Co., Ltd.	500	20,543
Suzuki Motor Corp.	2,700	113,466
Sysmex Corp.	1,200	82,253
T&D Holdings, Inc.	4,500	57,764
Taiheiyo Cement Corp.	800	23,667
Taisei Corp.	1,500	62,733
Taisho Pharmaceutical Holdings Co., Ltd.	200	14,925
Taiyo Nippon Sanso Corp.	900	20,108
Takeda Pharmaceutical Co., Ltd.	11,208	446,773
TDK Corp.	1,000	114,010
Teijin, Ltd.	1,200	22,581
Terumo Corp.	4,800	171,594
THK Co., Ltd.	800	21,849
Tobu Railway Co., Ltd.	1,400	50,950
Toho Co., Ltd.	900	37,640
Tohoku Electric Power Co., Inc.	2,900	28,873
Tokio Marine Holdings, Inc.	4,700	264,636
Tokyo Century Corp.	300	16,149
Tokyo Electric Power Co. Holdings, Inc. (b)	10,600	45,550
Tokyo Electron, Ltd.	1,200	264,182
Tokyu Corp.	3,500	65,024

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Tokyu Fudosan Holdings Corp.	5,200	$36,126
Toppan Printing Co., Ltd.	2,100	43,691
Toray Industries, Inc.	10,500	71,604
Toshiba Corp.	3,700	126,142
Tosoh Corp.	2,200	34,313
TOTO, Ltd.	1,000	42,696
Toyo Seikan Group Holdings, Ltd.	900	15,652
Toyo Suisan Kaisha, Ltd.	600	25,562
Toyoda Gosei Co., Ltd.	300	7,578
Toyota Industries Corp.	1,000	58,247
Toyota Motor Corp.	17,000	1,206,699
Trend Micro, Inc.	900	46,377
Tsuruha Holdings, Inc.	300	38,703
Unicharm Corp.	2,900	98,735
United Urban Investment Corp. REIT	23	43,090
USS Co., Ltd.	1,500	28,516
Welcia Holdings Co., Ltd.	300	19,186
West Japan Railway Co.	1,200	104,248
Yakult Honsha Co., Ltd.	800	44,389
Yamada Denki Co., Ltd.	4,500	23,934
Yamaha Corp.	1,000	55,947
Yamaha Motor Co., Ltd. (a)	2,300	46,624
Yamato Holdings Co., Ltd.	2,400	41,231
Yamazaki Baking Co., Ltd.	700	12,554
Yaskawa Electric Corp.	1,900	72,905
Yokogawa Electric Corp.	2,000	35,500
Yokohama Rubber Co., Ltd.	800	15,687
Z Holdings Corp.	19,200	81,447
ZOZO, Inc.	600	11,522
		25,395,040
LUXEMBOURG — 0.2%
ArcelorMittal SA	4,891	85,877
Eurofins Scientific SE (a)	86	47,707
Millicom International Cellular SA SDR	526	25,207
SES SA	2,868	40,242
Tenaris SA	3,707	41,819
		240,852
MACAU — 0.0% (c)
Wynn Macau, Ltd.	11,600	28,584
NETHERLANDS — 3.7%
ABN AMRO Bank NV (d)	3,188	58,044
Adyen NV (a)(b)(d)	81	66,464
Aegon NV	13,754	62,790
Akzo Nobel NV	1,707	173,676
Altice Europe NV (b)	5,053	32,603
ASML Holding NV	3,187	943,362
EXOR NV	770	59,708
Heineken Holding NV	872	84,570
Heineken NV	1,941	206,809
ING Groep NV	29,178	350,056
Koninklijke Ahold Delhaize NV	8,774	219,579
Koninklijke DSM NV	1,337	174,241
Koninklijke KPN NV (a)	26,455	78,129
Security Description	Shares	Value
Koninklijke Philips NV	6,721	$328,329
Koninklijke Vopak NV	554	30,055
NN Group NV	2,403	91,225
NXP Semiconductors NV	2,114	269,028
Prosus NV (b)	3,649	272,507
Randstad NV	931	56,892
Wolters Kluwer NV	2,097	153,049
		3,711,116
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	5,652	57,273
Auckland International Airport, Ltd.	6,959	41,080
Fisher & Paykel Healthcare Corp., Ltd.	4,412	66,079
Fletcher Building, Ltd.	6,566	22,547
Mercury NZ, Ltd.	5,100	17,376
Meridian Energy, Ltd.	10,119	34,134
Ryman Healthcare, Ltd.	3,084	33,977
Spark New Zealand, Ltd.	14,462	42,247
		314,713
NORWAY — 0.5%
DNB ASA	7,216	134,674
Gjensidige Forsikring ASA	1,598	33,506
Mowi ASA (a)	3,134	81,388
Norsk Hydro ASA	10,627	39,474
Orkla ASA	5,666	57,361
Schibsted ASA Class B	726	20,804
Telenor ASA	5,537	99,211
Yara International ASA	1,259	52,324
		518,742
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	18,509	80,280
Jeronimo Martins SGPS SA	2,006	33,022
		113,302
SINGAPORE — 1.3%
Ascendas Real Estate Investment Trust	20,308	44,855
CapitaLand Commercial Trust REIT	20,194	29,886
CapitaLand Mall Trust REIT	20,300	37,138
CapitaLand, Ltd.	18,300	51,036
City Developments, Ltd.	2,900	23,616
ComfortDelGro Corp., Ltd.	17,400	30,798
DBS Group Holdings, Ltd.	13,473	259,310
Genting Singapore, Ltd.	46,800	32,020
Mapletree Commercial Trust REIT	15,000	26,661
Oversea-Chinese Banking Corp., Ltd.	24,079	196,622
SATS, Ltd.	5,400	20,321
Sembcorp Industries, Ltd.	8,700	14,816
Singapore Airlines, Ltd.	4,400	29,581
Singapore Exchange, Ltd.	5,800	38,217
Singapore Press Holdings, Ltd. (a)	11,600	18,806
Singapore Technologies Engineering, Ltd.	11,600	33,990
Singapore Telecommunications, Ltd.	60,600	151,877

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Suntec Real Estate Investment Trust	14,200	$19,431
United Overseas Bank, Ltd.	9,171	180,126
UOL Group, Ltd.	3,423	21,180
Venture Corp., Ltd.	2,000	24,095
Wilmar International, Ltd.	14,500	44,428
		1,328,810
SPAIN — 2.9%
Abertis Infraestructuras SA (b)	177	1,286
ACS Actividades de Construccion y Servicios SA	2,057	82,315
Aena SME SA (d)	526	100,669
Amadeus IT Group SA	3,227	263,704
Banco Bilbao Vizcaya Argentaria SA	49,930	279,279
Banco de Sabadell SA	42,703	49,852
Banco Santander SA	123,453	516,888
Bankia SA	9,173	19,589
Bankinter SA	5,335	39,117
CaixaBank SA	26,269	82,504
Cellnex Telecom SA (d)	1,837	79,120
Enagas SA	1,598	40,790
Endesa SA	2,280	60,886
Ferrovial SA	3,599	108,956
Grifols SA (a)	2,342	82,626
Iberdrola SA	44,877	462,437
Industria de Diseno Textil SA	8,077	285,139
Mapfre SA	8,522	22,576
Red Electrica Corp. SA	3,129	62,958
Siemens Gamesa Renewable Energy SA (a)	1,632	28,642
Telefonica SA	34,992	244,587
		2,913,920
SWEDEN — 2.7%
Alfa Laval AB	2,354	59,321
Assa Abloy AB Class B	7,410	173,356
Atlas Copco AB Class A	5,029	200,708
Atlas Copco AB Class B	2,878	99,981
Boliden AB	2,182	57,924
Electrolux AB Class B	1,670	41,014
Epiroc AB Class A	4,763	58,182
Epiroc AB Class B	2,769	32,849
Essity AB Class B	4,484	144,564
Hennes & Mauritz AB Class B (a)	5,956	121,194
Hexagon AB Class B	2,034	114,074
Husqvarna AB Class B	3,271	26,214
ICA Gruppen AB	647	30,218
Industrivarden AB Class C	1,284	30,985
Investor AB Class B	3,367	183,869
Kinnevik AB Class B	1,895	46,357
L E Lundbergforetagen AB Class B	523	22,962
Sandvik AB	8,671	169,186
Securitas AB Class B	2,195	37,857
Skandinaviska Enskilda Banken AB Class A	12,111	113,955
Skanska AB Class B	2,708	61,241
Security Description	Shares	Value
SKF AB Class B	2,809	$56,834
Svenska Handelsbanken AB Class A	11,283	121,616
Swedbank AB Class A	6,692	99,690
Swedish Match AB	1,341	69,163
Tele2 AB Class B	3,805	55,219
Telefonaktiebolaget LM Ericsson Class B	23,459	204,391
Telia Co. AB	20,707	89,034
Volvo AB Class B	11,008	184,504
		2,706,462
SWITZERLAND — 10.4%
ABB, Ltd.	13,660	329,668
Adecco Group AG	1,198	75,739
Alcon, Inc. (b)	3,062	173,282
Baloise Holding AG	362	65,421
Barry Callebaut AG	23	50,781
Chocoladefabriken Lindt & Spruengli AG (e)	8	62,085
Chocoladefabriken Lindt & Spruengli AG (e)	1	88,295
Cie Financiere Richemont SA	3,867	303,737
Clariant AG	1,486	33,147
Coca-Cola HBC AG	1,445	49,101
Credit Suisse Group AG	19,156	259,244
Dufry AG	338	33,516
EMS-Chemie Holding AG	58	38,124
Geberit AG	275	154,262
Givaudan SA	69	215,975
Julius Baer Group, Ltd.	1,656	85,387
Kuehne + Nagel International AG	388	65,391
LafargeHolcim, Ltd.	3,647	202,245
Lonza Group AG	558	203,527
Nestle SA	22,175	2,399,439
Novartis AG	16,000	1,518,459
Pargesa Holding SA	267	22,182
Partners Group Holding AG (a)	139	127,380
Roche Holding AG	5,233	1,696,868
Schindler Holding AG (e)	304	77,291
Schindler Holding AG (e)	138	33,803
SGS SA	40	109,506
Sika AG	978	183,662
Sonova Holding AG	412	94,241
STMicroelectronics NV	5,087	136,872
Straumann Holding AG	75	73,610
Swatch Group AG (e)	207	57,717
Swatch Group AG (e)	387	20,442
Swiss Life Holding AG	247	123,915
Swiss Prime Site AG (b)	558	64,481
Swiss Re AG	2,244	251,895
Swisscom AG	189	100,048
Temenos AG	512	81,002
UBS Group AG (b)	29,222	368,915
Vifor Pharma AG	352	64,213
Zurich Insurance Group AG	1,120	459,288
		10,554,156

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC (a)	696	$16,292
UNITED KINGDOM — 15.1%
3i Group PLC	7,189	104,569
Admiral Group PLC	1,411	43,160
Ashtead Group PLC	3,388	108,346
Associated British Foods PLC	2,630	90,517
AstraZeneca PLC	9,824	990,002
Auto Trader Group PLC (d)	6,688	52,681
AVEVA Group PLC	483	29,792
Aviva PLC	29,330	162,686
BAE Systems PLC	24,531	183,546
Barclays PLC	127,822	304,188
Barratt Developments PLC	8,050	79,619
Berkeley Group Holdings PLC	882	56,774
British American Tobacco PLC	17,176	735,293
British Land Co. PLC REIT	6,905	58,434
BT Group PLC	62,346	158,942
Bunzl PLC	2,433	66,557
Burberry Group PLC	3,098	90,495
CNH Industrial NV	7,557	83,046
Coca-Cola European Partners PLC	1,683	84,351
Compass Group PLC	11,880	297,449
Croda International PLC	1,020	69,184
DCC PLC	707	61,291
Diageo PLC	17,755	752,788
Direct Line Insurance Group PLC	9,642	39,916
easyJet PLC	1,252	23,627
Experian PLC	6,822	230,636
Fiat Chrysler Automobiles NV	7,805	115,594
G4S PLC	12,254	35,389
GlaxoSmithKline PLC	37,355	880,357
GVC Holdings PLC	4,357	51,035
Halma PLC	2,814	78,881
Hargreaves Lansdown PLC	2,094	53,677
HSBC Holdings PLC	150,309	1,178,603
Imperial Brands PLC	7,044	174,407
Informa PLC	9,740	110,579
InterContinental Hotels Group PLC	1,354	93,417
Intertek Group PLC	1,193	92,487
ITV PLC	28,649	57,309
J Sainsbury PLC	13,063	39,785
JD Sports Fashion PLC	3,280	36,387
Johnson Matthey PLC	1,373	54,494
Kingfisher PLC	16,001	45,998
Land Securities Group PLC REIT	5,223	68,500
Legal & General Group PLC	44,046	176,800
Lloyds Banking Group PLC	520,474	430,936
London Stock Exchange Group PLC	2,402	246,609
Marks & Spencer Group PLC	15,990	45,225
Meggitt PLC	6,131	53,346
Melrose Industries PLC	36,565	116,303
Micro Focus International PLC	2,541	35,810
Mondi PLC	3,807	89,393
National Grid PLC	25,350	317,119
Security Description	Shares	Value
Next PLC	1,020	$94,830
Ocado Group PLC (b)	3,370	57,100
Pearson PLC	5,797	48,919
Persimmon PLC	2,498	89,184
Prudential PLC	19,468	373,701
Reckitt Benckiser Group PLC	5,312	431,302
RELX PLC (e)	8,313	209,846
RELX PLC (e)	6,244	157,420
Rentokil Initial PLC	13,707	82,257
Rio Tinto PLC	8,462	504,788
Rio Tinto, Ltd.	2,750	194,084
Rolls-Royce Holdings PLC	13,344	120,772
Royal Bank of Scotland Group PLC	35,300	112,373
RSA Insurance Group PLC	8,233	61,688
Sage Group PLC	8,536	84,697
Schroders PLC	924	40,810
Segro PLC REIT	8,245	97,997
Severn Trent PLC	1,901	63,337
Smith & Nephew PLC	6,479	157,285
Smiths Group PLC	3,137	70,107
Spirax-Sarco Engineering PLC	549	64,656
St James's Place PLC	4,246	65,502
Standard Chartered PLC	20,839	196,669
Standard Life Aberdeen PLC	17,464	75,907
Taylor Wimpey PLC	26,152	67,003
Tesco PLC	73,336	247,932
Unilever NV	10,989	631,930
Unilever PLC	8,310	478,933
United Utilities Group PLC	5,432	67,887
Vodafone Group PLC	200,445	389,706
Weir Group PLC	1,786	35,715
Whitbread PLC	981	62,978
Wm Morrison Supermarkets PLC	17,663	46,751
WPP PLC	9,394	132,723
		15,253,118
UNITED STATES — 0.3%
Carnival PLC	1,219	58,846
Ferguson PLC	1,759	159,621
International Flavors & Fragrances, Inc.	1	98
QIAGEN NV (b)	1,726	59,014
		277,579
TOTAL COMMON STOCKS (Cost $93,483,516)		100,810,969

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (f) (g)	33,977	33,981

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	876,874	$876,874
TOTAL SHORT-TERM INVESTMENTS (Cost $910,855)		910,855
TOTAL INVESTMENTS — 100.5% (Cost $94,394,371)		101,721,824
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(542,629)
NET ASSETS — 100.0%		$101,179,195
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$100,809,683	$1,286	$—	$100,810,969
Short-Term Investments	910,855	—	—	910,855
TOTAL INVESTMENTS	$101,720,538	$1,286	$—	$101,721,824
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,556	$24,558	$1,245,957	$1,236,521	$(13)	$—	33,977	$33,981	$530
State Street Navigator Securities Lending Portfolio II	—	—	4,158,593	3,281,719	—	—	876,874	876,874	1,580
State Street Navigator Securities Lending Portfolio III	3,926,093	3,926,093	2,289,025	6,215,118	—	—	—	—	897
Total		$3,950,651	$7,693,575	$10,733,358	$(13)	$—		$910,855	$3,007
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ARGENTINA — 0.0% (a)
Globant SA (b)	486	$51,540
BRAZIL — 6.4%
Ambev SA	94,488	438,534
B3 SA - Brasil Bolsa Balcao	51,915	554,550
Banco Bradesco SA Preference Shares	103,742	932,793
Banco Bradesco SA	11,690	99,008
Banco Santander Brasil SA	6,238	76,791
BB Seguridade Participacoes SA	18,816	176,340
CCR SA	255	1,203
Cia Brasileira de Distribuicao Preference Shares	2,005	43,687
Cia Siderurgica Nacional SA	22,477	78,840
Cosan SA	8,480	146,656
Embraer SA (b)	29,016	142,314
Equatorial Energia SA	47,047	266,538
Gerdau SA Preference Shares	16,960	84,321
Itau Unibanco Holding SA Preference Shares	108,168	997,597
Itausa - Investimentos Itau SA Preference Shares	112,160	392,854
Itausa - Investimentos Itau SA	3	10
JBS SA	32,364	207,570
Klabin SA	10,699	48,964
Localiza Rent a Car SA	15,126	178,269
Lojas Americanas SA Preference Shares	25,989	167,394
Lojas Renner SA	24,372	340,434
Magazine Luiza SA	20,478	242,822
Rumo SA (b)	23,629	153,309
Suzano SA	9,246	91,203
Telefonica Brasil SA Preference Shares	15,674	225,912
Vale SA	8,377	110,994
WEG SA	36,688	316,108
		6,515,015
CHILE — 0.7%
Banco Santander Chile	3,660,076	209,300
Cencosud SA	34,416	45,311
Empresas CMPC SA	59,418	145,394
Enel Americas SA	1,225,164	272,096
SACI Falabella	12,326	53,127
		725,228
CHINA — 34.4%
3SBio, Inc. (b)(c)	31,000	40,183
58.com, Inc. ADR (b)	3,408	220,600
AAC Technologies Holdings, Inc.	12,500	109,089
Agricultural Bank of China, Ltd. Class H	376,000	165,518
Air China, Ltd. Class A	24,800	34,502
Alibaba Group Holding, Ltd. ADR (b)	30,509	6,470,959
Security Description	Shares	Value
Alibaba Health Information Technology, Ltd. (b)	56,000	$64,683
Anhui Conch Cement Co., Ltd. Class H	30,000	218,691
ANTA Sports Products, Ltd.	28,000	250,648
Autohome, Inc. ADR (b)(d)	801	64,088
Baidu, Inc. ADR (b)	5,194	656,522
Bank of China, Ltd. Class H	1,663,000	710,720
Bank of Communications Co., Ltd. Class H	218,000	154,999
Beijing Enterprises Holdings, Ltd.	31,000	142,233
Beijing Enterprises Water Group, Ltd. (b)	224,000	113,268
Beijing Shunxin Agriculture Co., Ltd. Class A	6,600	49,918
BGI Genomics Co., Ltd. Class A	3,400	33,536
Brilliance China Automotive Holdings, Ltd.	20,000	20,740
BYD Co., Ltd. Class H (d)	29,000	144,594
Caitong Securities Co., Ltd. Class A	39,400	64,147
CGN Power Co., Ltd. Class H (c)	531,000	141,749
China Cinda Asset Management Co., Ltd. Class H	333,000	75,645
China CITIC Bank Corp., Ltd. Class H	249,000	149,238
China Communications Construction Co., Ltd. Class H	133,000	108,390
China Conch Venture Holdings, Ltd.	77,500	338,176
China Construction Bank Corp. Class H	1,944,000	1,679,088
China Eastern Airlines Corp., Ltd. Class A (b)	37,100	30,947
China Everbright International, Ltd.	115,851	92,927
China Evergrande Group (b)(d)	24,000	66,531
China Life Insurance Co., Ltd. Class H	155,000	430,677
China Longyuan Power Group Corp., Ltd. Class H	162,000	102,500
China Mengniu Dairy Co., Ltd.	93,000	375,972
China Merchants Bank Co., Ltd. Class A	19,000	102,513
China Merchants Bank Co., Ltd. Class H	62,000	318,681
China Merchants Port Holdings Co., Ltd.	54,000	91,342
China Minsheng Banking Corp., Ltd. Class H	170,300	128,734
China National Building Material Co., Ltd. Class H	66,000	73,693
China Oilfield Services, Ltd. Class H	68,000	106,645
China Overseas Land & Investment, Ltd.	62,000	241,497
China Pacific Insurance Group Co., Ltd. Class H	43,600	171,786
China Railway Group, Ltd. Class H	201,000	124,080
China Resources Beer Holdings Co., Ltd.	44,000	243,384

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
China Resources Gas Group, Ltd.	30,000	$164,789
China Southern Airlines Co., Ltd. Class A	28,200	29,070
China Spacesat Co., Ltd. Class A	14,400	44,181
China Taiping Insurance Holdings Co., Ltd.	72,030	178,601
China Telecom Corp., Ltd. Class H	310,000	127,711
China Tower Corp., Ltd. Class H (c)	300,000	66,223
China Unicom Hong Kong, Ltd.	124,000	116,810
China Vanke Co., Ltd. Class H	64,200	273,961
Chongqing Zhifei Biological Products Co., Ltd. Class A	3,700	26,380
CITIC Guoan Information Industry Co., Ltd. Class A (b)	53,500	27,191
CITIC Securities Co., Ltd. Class H	77,500	176,846
CITIC, Ltd.	93,000	124,369
Country Garden Holdings Co., Ltd.	154,743	247,849
CRRC Corp., Ltd. Class H	143,609	104,687
CSPC Pharmaceutical Group, Ltd.	124,000	295,685
Dawning Information Industry Co., Ltd. Class A	8,300	41,207
Dongfang Electric Corp., Ltd. Class A	20,800	27,444
ENN Energy Holdings, Ltd.	12,200	133,324
Fosun International, Ltd.	103,560	150,985
GDS Holdings, Ltd. ADR (b)	795	41,006
Geely Automobile Holdings, Ltd.	133,000	260,135
Gemdale Corp. Class A	89,093	185,473
Genscript Biotech Corp. (b)(d)	4,000	9,086
GoerTek, Inc. Class A	18,600	53,195
Great Wall Motor Co., Ltd. Class H (d)	127,213	94,041
GRG Banking Equipment Co., Ltd. Class A	24,700	34,079
Guangshen Railway Co., Ltd. Class A	191,600	84,176
Guangzhou Automobile Group Co., Ltd. Class A	26,800	44,980
Guangzhou Haige Communications Group, Inc. Co. Class A	27,900	43,381
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	22,000	27,511
Haitong Securities Co., Ltd. Class A	32,900	73,026
Hangzhou Silan Microelectronics Co., Ltd. Class A	15,400	34,204
Hangzhou Tigermed Consulting Co., Ltd. Class A	3,800	34,453
Hengan International Group Co., Ltd.	15,500	110,405
Hengtong Optic-electric Co., Ltd. Class A	13,200	30,815
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,600	40,729
Holitech Technology Co., Ltd. Class A	52,800	42,072
Hua Hong Semiconductor, Ltd. (c)	4,000	9,097
Huaneng Power International, Inc. Class H	232,000	117,313
Security Description	Shares	Value
Huatai Securities Co., Ltd. Class H (c)(d)	75,200	$132,993
Huazhu Group, Ltd. ADR (d)	2,161	86,591
Hubei Kaile Science & Technology Co., Ltd. Class A	19,300	37,602
Hytera Communications Corp., Ltd. Class A	37,500	45,279
Industrial & Commercial Bank of China, Ltd. Class H	1,357,000	1,044,945
JD.com, Inc. ADR (b)	16,193	570,479
Jiangsu Hengrui Medicine Co., Ltd. Class A	3,600	45,236
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	28,500	42,350
JOYY, Inc. ADR (b)	560	29,562
Kingdee International Software Group Co., Ltd. (d)	31,000	30,993
Kweichow Moutai Co., Ltd. Class A	700	118,892
Lenovo Group, Ltd.	248,000	166,462
Lens Technology Co., Ltd. Class A	14,800	29,366
Leyard Optoelectronic Co., Ltd. Class A	51,500	56,712
Li Ning Co., Ltd.	27,500	82,410
Longfor Group Holdings, Ltd. (c)	15,500	72,608
Luxshare Precision Industry Co., Ltd. Class A	12,300	64,457
Meituan Dianping Class B (b)	11,900	155,626
Momo, Inc. ADR	2,352	78,792
Muyuan Foodstuff Co., Ltd. Class A	3,000	38,243
NanJi E-Commerce Co., Ltd. Class A (b)	19,300	30,231
NetEase, Inc. ADR	1,785	547,352
New China Life Insurance Co., Ltd. Class H	34,400	147,899
New Oriental Education & Technology Group, Inc. ADR (b)	3,364	407,885
Newland Digital Technology Co., Ltd. Class A	18,600	42,407
Oceanwide Holdings Co., Ltd. Class A	53,500	34,949
OFILM Group Co., Ltd. Class A (b)	26,900	60,249
PICC Property & Casualty Co., Ltd. Class H	186,000	224,151
Pinduoduo, Inc. ADR (b)(d)	2,830	107,031
Ping An Insurance Group Co. of China, Ltd. Class A	10,000	122,697
Ping An Insurance Group Co. of China, Ltd. Class H	107,500	1,270,663
RiseSun Real Estate Development Co., Ltd. Class A	25,400	35,847
Seazen Group, Ltd. (d)	64,000	77,866
Seazen Holdings Co., Ltd. Class A	7,100	39,470
Semiconductor Manufacturing International Corp. (b)(d)	124,700	191,088
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	14,770	43,726
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	17,600	67,215

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	76,500	$73,976
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	11,600	25,498
Shanxi Securities Co., Ltd. Class A	29,800	35,468
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,900	36,552
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	45,800	28,275
Shenzhou International Group Holdings, Ltd.	31,000	453,156
Sichuan Languang Development Co., Ltd. Class A	48,700	51,531
Sinopharm Group Co., Ltd. Class H	37,200	135,827
SooChow Securities Co., Ltd. Class A	27,000	38,726
Sunac China Holdings, Ltd.	58,000	346,505
Sunny Optical Technology Group Co., Ltd.	12,500	216,413
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	9,200	30,578
TAL Education Group ADR (b)	8,624	415,677
Tangshan Jidong Cement Co., Ltd. Class A	17,500	42,738
Tasly Pharmaceutical Group Co., Ltd. Class A	12,100	26,788
Tencent Holdings, Ltd.	107,244	5,169,646
Tianma Microelectronics Co., Ltd. Class A	26,900	62,913
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	15,700	28,514
Trip.com Group, Ltd. ADR (b)	8,790	294,817
Tsingtao Brewery Co., Ltd. Class A	8,700	63,703
Tunghsu Optoelectronic Technology Co., Ltd. Class A	24,000	11,578
Vipshop Holdings, Ltd. ADR (b)	11,076	156,947
Visual China Group Co., Ltd. Class A	12,100	29,950
Walvax Biotechnology Co., Ltd. Class A	11,600	54,027
Wangsu Science & Technology Co., Ltd. Class A	28,700	39,269
Want Want China Holdings, Ltd.	249,000	232,645
Weichai Power Co., Ltd. Class A	111,100	253,299
Westone Information Industry, Inc. Class A	8,900	32,954
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	15,000	57,996
Wuliangye Yibin Co., Ltd. Class A	5,642	107,742
WuXi AppTec Co., Ltd. Class A	5,000	66,129
Wuxi Biologics Cayman, Inc. (b)(c)	13,500	170,920
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	7,000	45,165
Xiaomi Corp. Class B (b)(c)(d)	32,000	44,272
Security Description	Shares	Value
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	21,039	$36,096
Yifan Pharmaceutical Co., Ltd. Class A	18,600	43,395
Yum China Holdings, Inc.	7,588	364,300
Zhejiang Conba Pharmaceutical Co., Ltd. Class A	37,200	32,846
Zhejiang Dahua Technology Co., Ltd. Class A	18,000	51,376
Zhejiang Longsheng Group Co., Ltd. Class A	13,300	27,631
Zhejiang NHU Co., Ltd. Class A	12,200	40,742
Zhuzhou CRRC Times Electric Co., Ltd. Class H	28,300	102,423
ZTE Corp. Class A (b)	6,900	35,059
ZTE Corp. Class H (b)	12,400	37,955
ZTO Express Cayman, Inc. ADR	4,012	93,680
		34,776,344
COLOMBIA — 0.5%
Bancolombia SA Preference Shares	26,977	376,519
Grupo Argos SA	23,373	126,783
Grupo de Inversiones Suramericana SA	2,966	30,731
		534,033
EGYPT — 0.1%
Commercial International Bank Egypt SAE	18,464	95,507
GREECE — 0.2%
Alpha Bank AE (b)	40,382	87,167
Eurobank Ergasias SA (b)	33,303	34,392
Hellenic Telecommunications Organization SA	3,663	58,633
JUMBO SA	1,328	27,652
National Bank of Greece SA (b)	11,141	37,768
		245,612
HONG KONG — 1.8%
China Ding Yi Feng Holdings, Ltd. (e)	8,000	82
China Mobile, Ltd.	109,000	916,284
China Resources Land, Ltd.	62,000	308,735
Guangdong Investment, Ltd.	124,000	259,401
Shimao Property Holdings, Ltd.	17,000	65,890
Sino Biopharmaceutical, Ltd.	179,500	251,103
		1,801,495
HUNGARY — 0.3%
OTP Bank Nyrt	5,712	299,153
INDIA — 7.9%
Adani Ports & Special Economic Zone, Ltd.	13,464	69,038
Ambuja Cements, Ltd.	12,511	34,398
Asian Paints, Ltd.	5,710	142,790
Aurobindo Pharma, Ltd.	11,510	73,669
Axis Bank, Ltd.	39,003	412,061
Bajaj Auto, Ltd.	1,734	77,374

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Bajaj Finance, Ltd.	3,429	$203,437
Bajaj Finserv, Ltd.	798	105,017
Bandhan Bank, Ltd. (c)	4,375	31,152
Bharat Petroleum Corp., Ltd.	15,056	103,684
Bharti Airtel, Ltd. (b)	38,186	243,845
Bharti Infratel, Ltd.	6,993	24,738
Bosch, Ltd.	154	33,171
Britannia Industries, Ltd.	955	40,510
Cipla, Ltd.	7,185	48,136
Container Corp. Of India, Ltd.	2,873	23,019
Dabur India, Ltd.	11,039	70,894
Dr Reddy's Laboratories, Ltd.	2,373	95,566
Eicher Motors, Ltd.	271	85,483
Godrej Consumer Products, Ltd.	7,093	68,025
Grasim Industries, Ltd.	6,517	67,897
Havells India, Ltd.	5,247	47,572
HCL Technologies, Ltd.	24,162	192,306
Hero MotoCorp, Ltd.	1,045	35,767
Hindalco Industries, Ltd.	24,229	73,371
Hindustan Unilever, Ltd.	14,106	380,030
Housing Development Finance Corp., Ltd.	32,590	1,101,528
ICICI Bank, Ltd.	70,375	531,326
Infosys, Ltd.	59,772	612,264
ITC, Ltd.	74,157	246,954
JSW Steel, Ltd.	16,778	63,477
Larsen & Toubro, Ltd.	10,429	189,679
LIC Housing Finance, Ltd.	18,402	111,928
Lupin, Ltd.	4,623	49,447
Mahindra & Mahindra Financial Services, Ltd.	6,104	27,575
Mahindra & Mahindra, Ltd.	16,338	121,668
Marico, Ltd.	9,494	45,436
Maruti Suzuki India, Ltd.	2,303	237,746
Motherson Sumi Systems, Ltd.	14,562	29,898
Nestle India, Ltd.	487	100,878
Petronet LNG, Ltd.	12,603	47,311
Piramal Enterprises, Ltd.	1,674	35,731
REC, Ltd.	14,518	29,106
Shree Cement, Ltd.	182	51,924
Shriram Transport Finance Co., Ltd.	3,059	50,189
State Bank of India (b)	38,326	179,205
Sun Pharmaceutical Industries, Ltd.	21,189	128,405
Tata Consultancy Services, Ltd.	20,128	609,580
Tata Steel, Ltd.	7,299	48,271
Tech Mahindra, Ltd.	7,308	78,048
Titan Co., Ltd.	6,164	102,588
UltraTech Cement, Ltd.	1,734	98,291
United Spirits, Ltd. (b)	6,069	50,977
UPL, Ltd.	19,833	162,408
Wipro, Ltd.	22,419	77,203
Zee Entertainment Enterprises, Ltd.	10,482	42,910
		8,044,901
INDONESIA — 2.0%
Astra International Tbk PT	28,947	14,440
Bank Central Asia Tbk PT	171,800	413,644
Security Description	Shares	Value
Bank Mandiri Persero Tbk PT	469,400	$259,510
Bank Negara Indonesia Persero Tbk PT	354,809	200,630
Bank Rakyat Indonesia Persero Tbk PT	1,411,600	447,401
Kalbe Farma Tbk PT	1,178,200	137,488
Telekomunikasi Indonesia Persero Tbk PT	1,266,400	362,154
Unilever Indonesia Tbk PT	46,900	141,891
		1,977,158
MALAYSIA — 2.0%
CIMB Group Holdings Bhd	155,060	195,223
DiGi.Com Bhd	132,200	144,142
Genting Bhd	68,200	100,870
Genting Malaysia Bhd	58,200	46,810
IHH Healthcare Bhd	104,800	140,143
IOI Corp. Bhd	147,900	166,684
Malayan Banking Bhd	79,354	167,612
Maxis Bhd	111,000	144,364
Petronas Chemicals Group Bhd	98,400	176,810
Petronas Gas Bhd	31,100	126,362
Public Bank Bhd	53,100	252,356
Sime Darby Bhd	89,755	48,712
Sime Darby Plantation Bhd	49,300	65,685
Tenaga Nasional Bhd	79,700	258,360
		2,034,133
MEXICO — 2.7%
America Movil SAB de CV Series L	725,030	579,748
Arca Continental SAB de CV	8,948	47,375
Coca-Cola Femsa SAB de CV	10,327	62,824
Fomento Economico Mexicano SAB de CV	51,124	483,707
Gruma SAB de CV Class B	4,473	45,983
Grupo Aeroportuario del Pacifico SAB de CV Class B	18,033	214,545
Grupo Aeroportuario del Sureste SAB de CV Class B	1,354	25,385
Grupo Bimbo SAB de CV Class A	34,563	63,017
Grupo Carso SAB de CV Series A1	28,049	103,706
Grupo Financiero Banorte SAB de CV Series O	50,219	280,959
Grupo Financiero Inbursa SAB de CV Series O	84,649	103,951
Grupo Mexico SAB de CV Class B	55,765	153,144
Industrias Penoles SAB de CV	4,231	44,409
Infraestructura Energetica Nova SAB de CV	4,473	21,065
Kimberly-Clark de Mexico SAB de CV Class A	31,897	63,341
Orbia Advance Corp. SAB de CV	35,065	74,869
Promotora y Operadora de Infraestructura SAB de CV	4,784	49,031
Wal-Mart de Mexico SAB de CV	97,986	280,975
		2,698,034

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	6,867	$103,692
Credicorp, Ltd.	1,355	288,791
		392,483
PHILIPPINES — 1.1%
Aboitiz Equity Ventures, Inc.	84,430	85,855
Ayala Corp.	9,210	142,846
Ayala Land, Inc.	209,780	188,469
BDO Unibank, Inc.	75,535	235,651
SM Investments Corp.	6,460	133,039
SM Prime Holdings, Inc.	292,000	242,733
Universal Robina Corp.	43,360	124,143
		1,152,736
POLAND — 0.8%
Bank Polska Kasa Opieki SA	5,458	144,762
KGHM Polska Miedz SA (b)	6,440	162,526
Powszechna Kasa Oszczednosci Bank Polski SA	26,764	243,521
Powszechny Zaklad Ubezpieczen SA	24,264	256,459
		807,268
QATAR — 0.9%
Barwa Real Estate Co.	113,128	109,990
Commercial Bank PQSC	86,410	111,543
Industries Qatar QSC	53,018	149,691
Masraf Al Rayan QSC	163,033	177,317
Qatar National Bank QPSC	64,821	366,565
		915,106
ROMANIA — 0.1%
NEPI Rockcastle PLC	9,005	79,743
RUSSIA — 1.3%
Magnitogorsk Iron & Steel Works PJSC GDR	3,300	28,578
Mobile TeleSystems PJSC ADR	16,643	168,926
Polymetal International PLC	3,481	55,107
Polyus PJSC GDR	920	52,164
Sberbank of Russia PJSC ADR	57,440	944,314
VTB Bank PJSC GDR	22,766	33,307
X5 Retail Group NV GDR	1,828	63,066
		1,345,462
SAUDI ARABIA — 2.5%
Advanced Petrochemical Co.	4,354	57,337
Al Rajhi Bank	20,427	356,123
Alinma Bank	6,991	47,243
Bank AlBilad	3,699	26,525
Bank Al-Jazira	9,737	39,038
Banque Saudi Fransi	10,234	103,396
Bupa Arabia for Cooperative Insurance Co.	1,080	29,481
Co. for Cooperative Insurance (b)	2,340	47,844
Dar Al Arkan Real Estate Development Co. (b)	20,347	59,664
Security Description	Shares	Value
Emaar Economic City (b)	35,038	$89,199
Etihad Etisalat Co. (b)	7,935	52,882
National Commercial Bank	15,295	200,805
National Industrialization Co. (b)	25,731	93,834
Rabigh Refining & Petrochemical Co. (b)	8,145	47,029
Riyad Bank	19,408	124,168
Sahara International Petrochemical Co.	14,313	68,526
Samba Financial Group	18,079	156,389
Saudi Arabian Fertilizer Co.	2,257	46,628
Saudi Arabian Mining Co. (b)	8,819	104,381
Saudi Basic Industries Corp.	11,164	279,450
Saudi British Bank	7,627	70,551
Saudi Cement Co.	4,041	75,513
Saudi Electricity Co.	7,215	38,890
Saudi Industrial Investment Group	17,633	112,812
Saudi Kayan Petrochemical Co. (b)	29,304	86,710
Saudi Telecom Co.	3,817	103,583
Savola Group (b)	3,275	29,989
		2,547,990
SOUTH AFRICA — 4.8%
Absa Group, Ltd.	15,104	161,263
Aspen Pharmacare Holdings, Ltd. (b)	2,030	17,307
Bid Corp., Ltd.	8,947	211,277
Bidvest Group, Ltd.	13,590	199,008
Discovery, Ltd.	1,811	15,623
FirstRand, Ltd.	71,653	321,794
Gold Fields, Ltd.	25,816	176,993
Growthpoint Properties, Ltd. REIT	89,528	141,557
Impala Platinum Holdings, Ltd. (b)	10,513	107,900
Life Healthcare Group Holdings, Ltd.	70,603	124,458
MTN Group, Ltd. (d)	38,386	226,443
Naspers, Ltd. Class N	8,064	1,321,052
Nedbank Group, Ltd.	11,521	176,562
Northam Platinum, Ltd. (b)	3,596	31,790
Old Mutual, Ltd.	90,172	126,777
Redefine Properties, Ltd. REIT	218,519	118,139
Remgro, Ltd.	11,499	160,354
Sanlam, Ltd.	35,308	199,726
Sasol, Ltd.	2,494	54,127
Shoprite Holdings, Ltd.	10,830	97,523
Sibanye Gold, Ltd. (b)	35,561	91,271
SPAR Group, Ltd.	11,530	162,855
Standard Bank Group, Ltd.	27,940	336,315
Tiger Brands, Ltd. (d)	4,737	71,379
Vodacom Group, Ltd.	15,135	124,795
Woolworths Holdings, Ltd.	13,478	46,843
		4,823,131
SOUTH KOREA — 12.7%
AMOREPACIFIC Group (b)	1,060	75,803
Celltrion, Inc. (b)	1,783	279,064
CJ CheilJedang Corp. (b)	64	13,974

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
GS Holdings Corp.	3,029	$135,152
Hana Financial Group, Inc.	6,592	210,338
Helixmith Co., Ltd. (b)	361	28,937
HLB, Inc. (b)	586	58,223
Hyundai Engineering & Construction Co., Ltd. (b)	3,729	136,397
Hyundai Glovis Co., Ltd.	1,017	125,756
Hyundai Mobis Co., Ltd.	1,564	346,218
Hyundai Motor Co.	3,048	317,596
Hyundai Motor Co. Preference Shares	1,625	100,750
Hyundai Steel Co.	1,968	53,520
Industrial Bank of Korea	13,357	136,290
KB Financial Group, Inc.	8,694	358,225
Kia Motors Corp.	6,748	258,495
Korea Electric Power Corp.	3,323	79,882
Korea Zinc Co., Ltd. (b)	407	149,574
KT&G Corp.	2,858	231,813
LG Chem, Ltd.	1,291	354,440
LG Corp. (b)	2,858	182,386
LG Electronics, Inc.	3,275	204,183
LG Household & Health Care, Ltd. (b)	249	271,511
Lotte Chemical Corp. (b)	435	84,258
NAVER Corp.	3,026	488,001
NCSoft Corp. (b)	426	199,287
POSCO	1,564	319,846
Samsung Biologics Co., Ltd. (b)(c)	63	23,589
Samsung C&T Corp.	1,610	151,053
Samsung Electro-Mechanics Co., Ltd.	176	19,024
Samsung Electronics Co., Ltd. Preference Shares	12,729	499,716
Samsung Electronics Co., Ltd.	92,585	4,467,329
Samsung Fire & Marine Insurance Co., Ltd. (b)	735	154,760
Samsung SDI Co., Ltd.	1,779	363,046
Samsung SDS Co., Ltd.	1,141	191,902
Shinhan Financial Group Co., Ltd. (b)	9,739	365,070
SK Holdings Co., Ltd.	326	73,857
SK Hynix, Inc.	10,822	880,583
SK Telecom Co., Ltd.	312	64,210
S-Oil Corp.	1,818	149,817
Woongjin Coway Co., Ltd.	1,879	151,269
Woori Financial Group, Inc.	13,822	138,644
		12,893,788
TAIWAN — 13.1%
ASE Technology Holding Co., Ltd.	88,656	246,061
Asustek Computer, Inc.	31,000	239,400
Catcher Technology Co., Ltd.	3,000	22,717
Cathay Financial Holding Co., Ltd.	158,092	224,399
Chailease Holding Co., Ltd.	3,090	14,225
Chang Hwa Commercial Bank, Ltd.	279,736	211,829
China Development Financial Holding Corp.	642,000	208,382
Security Description	Shares	Value
China Life Insurance Co., Ltd. (b)	177,560	$151,634
China Steel Corp.	344,000	274,264
Chunghwa Telecom Co., Ltd.	61,000	223,838
Compal Electronics, Inc.	249,000	156,575
CTBC Financial Holding Co., Ltd.	344,000	257,050
E.Sun Financial Holding Co., Ltd.	364,881	339,600
Far Eastern New Century Corp.	63,000	62,733
Far EasTone Telecommunications Co., Ltd.	13,000	31,267
First Financial Holding Co., Ltd.	241,498	190,930
Formosa Chemicals & Fibre Corp.	59,397	173,374
Formosa Plastics Corp.	93,000	309,617
Foxconn Technology Co., Ltd.	62,000	136,918
Fubon Financial Holding Co., Ltd.	154,000	238,370
Globalwafers Co., Ltd.	1,000	12,760
Hon Hai Precision Industry Co., Ltd.	257,980	781,419
Hua Nan Financial Holdings Co., Ltd.	286,898	210,553
Lite-On Technology Corp.	124,000	204,137
MediaTek, Inc.	30,000	443,840
Mega Financial Holding Co., Ltd.	218,000	222,531
Nan Ya Plastics Corp.	124,000	301,138
Pegatron Corp.	62,000	141,469
President Chain Store Corp.	25,000	253,528
Quanta Computer, Inc.	60,000	128,699
SinoPac Financial Holdings Co., Ltd.	455,794	197,662
Taishin Financial Holding Co., Ltd.	379,729	183,677
Taiwan Cement Corp.	157,575	229,710
Taiwan Cooperative Financial Holding Co., Ltd.	267,810	185,377
Taiwan Mobile Co., Ltd.	31,000	115,822
Taiwan Semiconductor Manufacturing Co., Ltd.	458,966	5,067,810
Uni-President Enterprises Corp.	124,000	306,929
United Microelectronics Corp.	438,000	240,354
Win Semiconductors Corp.	1,000	9,808
Yuanta Financial Holding Co., Ltd.	438,000	295,146
		13,245,552
THAILAND — 2.1%
Advanced Info Service PCL NVDR	40,700	289,416
Airports of Thailand PCL NVDR	138,200	342,573
Bangkok Dusit Medical Services PCL NVDR	256,700	222,817
CP ALL PCL NVDR	129,700	312,843
Kasikornbank PCL	43,800	220,069
Minor International PCL NVDR	141,400	169,942
PTT Global Chemical PCL NVDR	89,674	170,644
Siam Cement PCL	12,400	162,277
Siam Commercial Bank PCL NVDR	46,900	191,021
		2,081,602
TURKEY — 0.3%
BIM Birlesik Magazalar A/S	14,522	113,863

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Eregli Demir ve Celik Fabrikalari TAS	4,020	$6,107
Turk Hava Yollari AO (b)	25,951	63,057
Turkcell Iletisim Hizmetleri A/S	25,027	58,036
Turkiye Is Bankasi A/S Class C (b)	59,894	64,513
		305,576
UNITED ARAB EMIRATES — 0.7%
Abu Dhabi Commercial Bank PJSC	94,561	203,891
Aldar Properties PJSC	208,158	122,408
DP World PLC	6,356	83,264
Emirates Telecommunications Group Co. PJSC	32,018	142,606
First Abu Dhabi Bank PJSC	28,310	116,842
		669,011
TOTAL COMMON STOCKS (Cost $92,044,970)		101,057,601

RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
Lojas Americanas SA (expiring 1/8/20) (b)	218	509
INDIA — 0.0% (a)
Piramal Enterprises, Ltd. (expiring 1/20/20) (b)	221	692
TOTAL RIGHTS (Cost $0)		1,201
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (f) (g)	28,502	28,505
State Street Navigator Securities Lending Portfolio II (h) (i)	138,608	138,608
TOTAL SHORT-TERM INVESTMENTS (Cost $167,113)		167,113
TOTAL INVESTMENTS — 100.0% (Cost $92,212,083)		101,225,915
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (a)		(19,557)
NET ASSETS — 100.0%		$101,206,358

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at December 31, 2019.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $82, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$100,883,664	$173,855	$82	$101,057,601
Rights	509	692	—	1,201
Short-Term Investments	167,113	—	—	167,113
TOTAL INVESTMENTS	$101,051,286	$174,547	$82	$101,225,915
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,118	$27,121	$5,558,404	$5,556,929	$(91)	$—	28,502	$28,505	$1,074
State Street Navigator Securities Lending Portfolio II	—	—	268,714	130,106	—	—	138,608	138,608	272
State Street Navigator Securities Lending Portfolio III	458,521	458,521	240,960	699,481	—	—	—	—	276
Total		$485,642	$6,068,078	$6,386,516	$(91)	$—		$167,113	$1,622
See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 5.6%
AGL Energy, Ltd.	20,704	$298,791
Aristocrat Leisure, Ltd.	17,932	424,421
ASX, Ltd.	6,551	361,080
Aurizon Holdings, Ltd.	41,687	153,259
Australia & New Zealand Banking Group, Ltd.	41,836	724,334
Bendigo & Adelaide Bank, Ltd.	17,018	116,996
BHP Group PLC	12,682	298,511
BHP Group, Ltd.	19,444	531,965
Brambles, Ltd.	47,534	391,612
Caltex Australia, Ltd.	15,436	368,383
Coca-Cola Amatil, Ltd.	19,395	150,789
Cochlear, Ltd.	3,660	578,185
Coles Group, Ltd.	30,158	314,602
Commonwealth Bank of Australia	25,343	1,423,408
CSL, Ltd.	19,060	3,694,696
Dexus REIT	49,124	404,021
Flight Centre Travel Group, Ltd.	3,699	114,565
Fortescue Metals Group, Ltd.	44,289	332,811
Goodman Group REIT	19,033	178,881
GPT Group REIT	103,076	405,761
Insurance Australia Group, Ltd.	48,086	258,924
LendLease Group Stapled Security	7,552	93,433
Macquarie Group, Ltd.	1,978	191,672
Medibank Pvt, Ltd.	166,633	370,146
Mirvac Group REIT	103,319	230,957
National Australia Bank, Ltd.	30,294	524,500
Newcrest Mining, Ltd.	28,086	597,227
QBE Insurance Group, Ltd.	21,152	191,510
Ramsay Health Care, Ltd.	3,488	177,836
REA Group, Ltd. (a)	1,982	144,340
Scentre Group REIT	203,067	546,717
SEEK, Ltd.	4,266	67,623
Sonic Healthcare, Ltd.	35,382	715,064
Stockland REIT	62,478	202,905
Suncorp Group, Ltd.	13,623	124,109
Tabcorp Holdings, Ltd.	25,968	82,692
Telstra Corp., Ltd.	236,637	588,858
Transurban Group Stapled Security	84,552	886,188
Vicinity Centres REIT	191,593	335,354
Wesfarmers, Ltd.	61,503	1,789,869
Westpac Banking Corp. (a)	49,981	851,300
Woodside Petroleum, Ltd.	7,312	176,712
Woolworths Group, Ltd.	50,357	1,280,008
		21,695,015
AUSTRIA — 0.1%
Erste Group Bank AG	2,758	103,897
OMV AG	2,514	141,324
Raiffeisen Bank International AG	3,728	93,695
Voestalpine AG	3,156	88,069
		426,985
BELGIUM — 1.2%
Ageas	7,128	421,502
Security Description	Shares	Value
Anheuser-Busch InBev SA	5,587	$455,994
Colruyt SA	14,095	735,389
Groupe Bruxelles Lambert SA	11,233	1,184,745
KBC Group NV	2,853	214,759
Proximus SADP	29,161	835,352
Solvay SA	1,017	117,925
UCB SA	6,214	494,543
		4,460,209
CHINA — 0.1%
BOC Hong Kong Holdings, Ltd.	63,536	220,571
DENMARK — 3.0%
AP Moller - Maersk A/S Class B	126	181,855
Carlsberg A/S Class B	1,943	290,064
Chr. Hansen Holding A/S	5,701	453,374
Coloplast A/S Class B	9,358	1,161,702
Danske Bank A/S	19,084	309,036
Demant A/S (a)(b)	5,563	175,322
DSV Panalpina A/S	8,694	1,002,742
H Lundbeck A/S	2,846	108,761
ISS A/S	7,306	175,434
Novo Nordisk A/S Class B	88,361	5,132,159
Novozymes A/S Class B	10,131	496,125
Orsted A/S (c)	5,208	539,029
Pandora A/S	5,052	219,929
Tryg A/S	24,278	720,280
Vestas Wind Systems A/S	4,850	490,464
		11,456,276
FINLAND — 1.4%
Elisa Oyj	21,544	1,191,019
Fortum Oyj	3,913	96,631
Kone Oyj Class B	15,298	1,000,784
Neste Oyj	8,638	300,775
Nokia Oyj	58,379	215,988
Nokian Renkaat Oyj	4,433	127,536
Nordea Bank Abp (d)	38,533	311,358
Nordea Bank Abp (d)	3,194	25,957
Orion Oyj Class B	4,895	226,764
Sampo Oyj Class A	31,939	1,394,982
UPM-Kymmene Oyj	13,645	473,433
Wartsila OYJ Abp	16,385	181,163
		5,546,390
FRANCE — 8.8%
Aeroports de Paris	3,906	772,108
Air Liquide SA	7,041	997,424
Airbus SE	15,302	2,241,188
Alstom SA	2,550	120,878
Atos SE	987	82,340
AXA SA	32,161	906,489
BNP Paribas SA	23,109	1,370,402
Bureau Veritas SA	9,775	255,219
Capgemini SE	1,138	139,109
Carrefour SA	9,929	166,622
Casino Guichard Perrachon SA (a)	2,285	106,957
Cie de Saint-Gobain	7,113	291,428

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Cie Generale des Etablissements Michelin SCA	6,486	$794,306
Credit Agricole SA	23,647	343,078
Danone SA	10,164	843,131
Dassault Systemes SE	3,877	637,775
Engie SA	24,898	402,451
EssilorLuxottica SA	5,283	805,316
Eutelsat Communications SA	6,352	103,315
Faurecia SE	3,350	180,611
Getlink SE	5,744	100,003
Hermes International	2,164	1,618,259
Iliad SA (a)	729	94,555
Ipsen SA	1,327	117,675
Kering SA	2,438	1,601,490
Legrand SA	8,556	697,642
L'Oreal SA	9,432	2,795,078
LVMH Moet Hennessy Louis Vuitton SE	8,924	4,149,118
Orange SA	61,341	903,381
Pernod Ricard SA	3,437	614,970
Peugeot SA	12,582	300,826
Publicis Groupe SA	2,156	97,676
Renault SA	6,721	318,219
Safran SA	2,747	424,445
Sanofi	18,985	1,909,861
Schneider Electric SE	3,808	391,115
SCOR SE	9,404	395,005
SEB SA	604	89,766
Societe Generale SA	24,545	854,518
Sodexo SA	6,456	765,630
Thales SA	8,581	891,168
TOTAL SA	33,076	1,826,687
Unibail-Rodamco-Westfield	29,604	232,865
Unibail-Rodamco-Westfield, REIT	785	123,935
Valeo SA	4,957	174,773
Vinci SA	4,231	470,180
Vivendi SA	7,550	218,821
Worldline SA (b)(c)	376	26,653
		33,764,461
GERMANY — 6.0%
adidas AG	7,187	2,337,934
Allianz SE	5,188	1,271,858
Aroundtown SA	12,023	107,751
BASF SE	13,078	988,701
Bayer AG	8,549	698,703
Bayerische Motoren Werke AG	7,128	585,206
Bayerische Motoren Werke AG Preference Shares	1,409	87,067
Beiersdorf AG	9,295	1,112,747
Commerzbank AG	40,098	248,320
Continental AG	4,662	603,166
Covestro AG (c)	9,375	436,196
Daimler AG	17,637	977,404
Deutsche Bank AG	50,261	390,243
Deutsche Boerse AG	1,063	167,229
Deutsche Lufthansa AG	9,973	183,705
Security Description	Shares	Value
Deutsche Post AG	16,506	$630,136
Deutsche Telekom AG	81,101	1,326,392
E.ON SE	24,081	257,442
Fresenius Medical Care AG & Co. KGaA	8,462	626,527
Fresenius SE & Co. KGaA	3,554	200,186
Fuchs Petrolub SE Preference Shares	2,984	147,916
GEA Group AG	5,313	175,814
Hannover Rueck SE	2,876	556,238
HeidelbergCement AG	1,719	125,345
Henkel AG & Co. KGaA Preference Shares	5,684	588,262
Henkel AG & Co. KGaA	7,088	668,327
Infineon Technologies AG	33,017	752,720
Knorr-Bremse AG	1,856	189,065
Merck KGaA	4,151	490,878
METRO AG	7,988	128,670
MTU Aero Engines AG	1,017	290,647
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,831	1,721,412
Porsche Automobil Holding SE Preference Shares	2,481	185,587
Puma SE	835	64,064
RWE AG	9,175	281,676
SAP SE	3,540	478,109
Siemens AG	6,738	881,439
Siemens Healthineers AG (c)	3,198	153,713
Thyssenkrupp AG	7,636	103,200
TUI AG	18,152	229,359
Uniper SE	9,711	321,677
United Internet AG	1,478	48,577
Volkswagen AG Preference Shares	4,883	966,001
Wirecard AG	3,047	367,678
		23,153,287
HONG KONG — 4.5%
AIA Group, Ltd.	69,023	724,618
ASM Pacific Technology, Ltd.	6,600	91,565
Bank of East Asia, Ltd.	43,657	97,491
CK Asset Holdings, Ltd.	40,120	289,631
CK Hutchison Holdings, Ltd.	59,500	567,372
CK Infrastructure Holdings, Ltd.	103,000	732,995
CLP Holdings, Ltd.	159,000	1,671,257
Dairy Farm International Holdings, Ltd.	49,700	283,787
Galaxy Entertainment Group, Ltd.	81,000	596,704
Hang Seng Bank, Ltd.	64,329	1,329,214
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	515,040	507,650
HKT Trust & HKT, Ltd.	660,540	930,816
Hong Kong & China Gas Co., Ltd.	800,799	1,564,229
Hong Kong Exchanges & Clearing, Ltd.	44,843	1,456,054
Jardine Matheson Holdings, Ltd.	11,600	644,960

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Jardine Strategic Holdings, Ltd.	14,900	$456,685
Link REIT	61,500	651,165
MTR Corp., Ltd.	235,789	1,393,527
New World Development Co., Ltd.	107,749	147,689
PCCW, Ltd.	602,000	356,172
Power Assets Holdings, Ltd.	172,500	1,261,904
Sands China, Ltd.	97,200	519,569
Sun Hung Kai Properties, Ltd.	14,000	214,354
Swire Pacific, Ltd. Class A	15,500	144,023
Techtronic Industries Co., Ltd.	53,000	432,269
WH Group, Ltd. (c)	130,000	134,308
Yue Yuen Industrial Holdings, Ltd.	66,000	194,820
		17,394,828
IRELAND — 0.8%
AerCap Holdings NV (b)	1,788	109,908
AIB Group PLC	39,785	138,710
Bank of Ireland Group PLC	19,154	104,965
CRH PLC	6,727	269,346
Flutter Entertainment PLC	1,076	130,866
James Hardie Industries PLC	7,786	152,537
Kerry Group PLC Class A	14,730	1,836,974
Kingspan Group PLC	7,929	484,621
		3,227,927
ISRAEL — 0.9%
Azrieli Group, Ltd.	2,518	184,075
Bank Hapoalim BM	81,975	679,961
Bank Leumi Le-Israel BM	105,351	766,799
Check Point Software Technologies, Ltd. (a)(b)	7,417	822,990
Mizrahi Tefahot Bank, Ltd.	24,779	660,008
Teva Pharmaceutical Industries, Ltd. ADR (a)(b)	8,754	85,789
Teva Pharmaceutical Industries, Ltd. (b)	10,061	99,649
		3,299,271
ITALY — 1.5%
Assicurazioni Generali SpA	30,752	634,979
Enel SpA	113,887	904,071
Eni SpA	25,841	401,624
Ferrari NV	4,381	727,323
FinecoBank Banca Fineco SpA	16,197	194,356
Intesa Sanpaolo SpA	264,405	697,022
Mediobanca Banca di Credito Finanziario SpA	15,194	167,380
Moncler SpA	9,020	405,707
Recordati SpA	5,589	235,701
Snam SpA	112,333	590,875
Telecom Italia SpA (b)	412,130	252,496
UniCredit SpA	33,412	488,315
		5,699,849
JAPAN — 25.3%
ABC-Mart, Inc.	9,100	622,995
Advantest Corp.	8,300	470,467
Aeon Co., Ltd.	11,600	240,753
Security Description	Shares	Value
AGC, Inc.	2,800	$101,256
Aisin Seiki Co., Ltd.	2,300	86,138
Ajinomoto Co., Inc.	16,300	272,229
ANA Holdings, Inc.	23,300	780,847
Aozora Bank, Ltd. (a)	4,300	114,390
Asahi Group Holdings, Ltd.	12,200	559,398
Asahi Intecc Co., Ltd.	3,400	100,115
Asahi Kasei Corp.	11,600	131,718
Astellas Pharma, Inc.	78,400	1,349,050
Bandai Namco Holdings, Inc.	8,900	543,049
Bank of Kyoto, Ltd.	1,700	73,522
Benesse Holdings, Inc.	7,500	198,344
Bridgestone Corp. (a)	25,200	943,768
Canon, Inc. (a)	56,800	1,560,922
Central Japan Railway Co.	3,100	627,559
Chiba Bank, Ltd.	20,700	120,571
Chubu Electric Power Co., Inc.	12,500	177,306
Chugai Pharmaceutical Co., Ltd.	6,200	575,072
Chugoku Electric Power Co., Inc. (a)	39,800	523,708
Concordia Financial Group, Ltd.	24,300	101,068
Daicel Corp.	9,300	89,770
Daifuku Co., Ltd.	2,300	140,952
Dai-ichi Life Holdings, Inc.	21,808	364,520
Daiichi Sankyo Co., Ltd.	2,806	186,628
Daikin Industries, Ltd.	1,000	142,167
Daito Trust Construction Co., Ltd.	4,500	558,178
Daiwa House Industry Co., Ltd.	21,400	667,550
Daiwa House REIT Investment Corp.	314	819,419
Denso Corp.	4,300	196,492
Disco Corp.	600	142,995
East Japan Railway Co.	11,300	1,025,032
Eisai Co., Ltd.	700	52,844
FamilyMart Co., Ltd.	4,900	118,357
FANUC Corp.	600	112,243
Fast Retailing Co., Ltd.	200	119,623
FUJIFILM Holdings Corp.	4,700	226,188
Fujitsu, Ltd.	4,000	378,008
Fukuoka Financial Group, Inc.	3,700	71,668
Hankyu Hanshin Holdings, Inc.	2,300	99,048
Hikari Tsushin, Inc.	800	201,923
Hitachi, Ltd.	15,100	642,766
Honda Motor Co., Ltd.	33,500	955,293
Hoshizaki Corp.	1,500	134,438
Hoya Corp.	12,600	1,211,594
Idemitsu Kosan Co., Ltd.	6,300	175,652
IHI Corp.	3,300	78,161
Inpex Corp.	11,200	117,127
Isuzu Motors, Ltd.	14,300	170,929
ITOCHU Corp.	22,414	522,736
Japan Airlines Co., Ltd.	25,000	781,458
Japan Exchange Group, Inc.	19,306	342,862
Japan Post Bank Co., Ltd.	77,900	752,657
Japan Post Holdings Co., Ltd.	146,800	1,385,938
Japan Post Insurance Co., Ltd.	6,300	107,942

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Japan Prime Realty Investment Corp. REIT	125	$548,079
Japan Real Estate Investment Corp. REIT	212	1,404,555
Japan Retail Fund Investment Corp. REIT	440	944,578
Japan Tobacco, Inc. (a)	56,000	1,253,462
JFE Holdings, Inc.	20,500	266,165
JXTG Holdings, Inc.	116,982	535,959
Kajima Corp.	26,300	352,845
Kakaku.com, Inc.	8,700	223,594
Kansai Electric Power Co., Inc.	12,500	145,445
Kao Corp.	20,600	1,710,743
Kawasaki Heavy Industries, Ltd.	3,600	79,768
KDDI Corp.	86,518	2,589,768
Keihan Holdings Co., Ltd.	4,600	224,339
Keikyu Corp.	18,700	363,073
Keio Corp.	6,400	389,271
Keyence Corp.	4,800	1,700,041
Kintetsu Group Holdings Co., Ltd.	15,500	844,352
Kirin Holdings Co., Ltd.	18,300	402,457
Koito Manufacturing Co., Ltd.	3,200	150,173
Komatsu, Ltd.	8,300	201,781
Kose Corp.	1,000	147,228
Kubota Corp.	9,700	154,058
Kyocera Corp.	2,200	151,424
Kyowa Kirin Co., Ltd.	7,700	182,306
Kyushu Electric Power Co., Inc.	21,800	189,565
Kyushu Railway Co.	23,719	796,635
Lawson, Inc.	10,800	615,155
LIXIL Group Corp.	10,300	179,036
M3, Inc. (a)	14,600	444,012
Marubeni Corp.	47,100	351,316
Mazda Motor Corp.	12,500	107,891
McDonald's Holdings Co. Japan, Ltd.	12,300	593,071
Mebuki Financial Group, Inc.	55,200	142,222
MEIJI Holdings Co., Ltd.	8,800	597,598
MISUMI Group, Inc.	10,400	260,490
Mitsubishi Chemical Holdings Corp.	23,700	178,282
Mitsubishi Corp.	19,900	531,033
Mitsubishi Electric Corp.	20,600	284,050
Mitsubishi Heavy Industries, Ltd.	4,300	168,083
Mitsubishi Tanabe Pharma Corp.	21,713	401,193
Mitsubishi UFJ Financial Group, Inc.	330,900	1,806,210
Mitsui & Co., Ltd.	24,300	435,130
Mizuho Financial Group, Inc.	1,165,900	1,805,576
MonotaRO Co., Ltd.	3,700	99,518
MS&AD Insurance Group Holdings, Inc.	10,800	358,857
Murata Manufacturing Co., Ltd.	2,400	148,980
Nabtesco Corp. (a)	1,200	36,052
Nagoya Railroad Co., Ltd. (a)	23,600	736,177
NEC Corp.	14,100	586,446
Nexon Co., Ltd. (b)	14,200	189,464
Security Description	Shares	Value
NH Foods, Ltd.	8,400	$348,599
Nippon Building Fund, Inc. REIT	187	1,367,978
Nippon Express Co., Ltd.	1,600	94,520
Nippon Prologis REIT, Inc.	303	770,639
Nippon Steel Corp.	27,000	410,932
Nippon Telegraph & Telephone Corp.	62,500	1,585,576
Nippon Yusen KK	2,200	40,103
Nissan Chemical Corp.	3,000	126,846
Nissan Motor Co., Ltd.	134,016	784,427
Nissin Foods Holdings Co., Ltd.	6,300	470,725
Nitori Holdings Co., Ltd.	6,200	982,701
Nitto Denko Corp.	6,400	363,948
Nomura Holdings, Inc.	71,100	368,601
Nomura Real Estate Master Fund, Inc. REIT	479	818,058
Nomura Research Institute, Ltd.	9,800	210,834
NTT DOCOMO, Inc.	111,322	3,111,997
Obayashi Corp.	14,600	163,499
Obic Co., Ltd.	1,500	203,727
Odakyu Electric Railway Co., Ltd.	12,600	295,768
Oji Holdings Corp.	15,200	83,221
Ono Pharmaceutical Co., Ltd.	9,200	211,810
Oracle Corp. Japan	2,800	256,361
Oriental Land Co., Ltd.	13,200	1,807,371
ORIX Corp.	22,100	368,282
Orix JREIT, Inc.	278	601,918
Osaka Gas Co., Ltd.	11,800	227,042
Otsuka Corp.	6,700	269,726
Otsuka Holdings Co., Ltd.	5,300	238,140
Pan Pacific International Holdings Corp.	12,100	201,639
Panasonic Corp.	36,900	349,561
Park24 Co., Ltd.	7,000	171,916
Pigeon Corp. (a)	3,800	140,391
Recruit Holdings Co., Ltd.	37,005	1,395,753
Resona Holdings, Inc.	48,700	214,652
Ricoh Co., Ltd.	13,200	144,784
Ryohin Keikaku Co., Ltd.	11,300	265,772
Sankyo Co., Ltd.	9,900	330,228
Santen Pharmaceutical Co., Ltd.	3,200	61,424
Secom Co., Ltd.	10,200	917,648
Seibu Holdings, Inc.	9,100	150,306
Sekisui Chemical Co., Ltd.	12,600	220,754
Sekisui House, Ltd.	18,700	401,532
Seven & i Holdings Co., Ltd.	15,100	556,202
Shimamura Co., Ltd.	3,500	267,955
Shimano, Inc.	800	130,812
Shin-Etsu Chemical Co., Ltd.	11,100	1,231,801
Shinsei Bank, Ltd.	5,100	78,606
Shionogi & Co., Ltd.	13,300	828,167
Shizuoka Bank, Ltd.	13,300	100,110
Showa Denko KK (a)	2,500	66,690
SMC Corp.	1,400	647,858
Softbank Corp.	59,800	803,111
SoftBank Group Corp.	24,100	1,054,701

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Sompo Holdings, Inc.	4,500	$178,054
Sony Corp.	10,100	687,832
Subaru Corp.	12,500	312,112
SUMCO Corp. (a)	1,200	20,163
Sumitomo Chemical Co., Ltd.	32,000	146,639
Sumitomo Corp.	15,812	236,289
Sumitomo Electric Industries, Ltd.	12,600	191,536
Sumitomo Mitsui Financial Group, Inc.	32,600	1,211,307
Sumitomo Mitsui Trust Holdings, Inc.	8,400	335,227
Sumitomo Rubber Industries, Ltd. (a)	8,700	107,034
Suntory Beverage & Food, Ltd.	21,387	894,446
Suzuki Motor Corp.	2,900	121,871
Sysmex Corp.	6,100	418,117
T&D Holdings, Inc.	9,700	124,513
Taiheiyo Cement Corp.	2,500	73,959
Taisei Corp.	9,200	384,762
Taisho Pharmaceutical Holdings Co., Ltd.	3,300	246,266
Takeda Pharmaceutical Co., Ltd.	14,251	568,073
TDK Corp.	1,200	136,812
Terumo Corp.	6,100	218,068
Tobu Railway Co., Ltd.	15,300	556,812
Tohoku Electric Power Co., Inc.	11,800	117,484
Tokio Marine Holdings, Inc.	22,200	1,249,982
Tokyo Electric Power Co. Holdings, Inc. (b)	101,800	437,457
Tokyo Electron, Ltd.	5,000	1,100,759
Tokyo Gas Co., Ltd.	14,108	344,213
Tokyu Corp.	5,000	92,892
Toray Industries, Inc.	52,400	357,337
Toshiba Corp.	3,200	109,096
Tosoh Corp.	9,800	152,850
Toyo Suisan Kaisha, Ltd.	21,600	920,248
Toyota Industries Corp.	1,500	87,371
Toyota Motor Corp.	34,200	2,427,594
Toyota Tsusho Corp.	4,300	152,731
Trend Micro, Inc.	3,700	190,660
Tsuruha Holdings, Inc.	2,500	322,521
Unicharm Corp.	14,906	507,497
United Urban Investment Corp. REIT	507	949,852
USS Co., Ltd.	13,000	247,141
West Japan Railway Co.	10,700	929,549
Yamada Denki Co., Ltd.	105,200	559,518
Yamaha Corp.	3,200	179,029
Yamaha Motor Co., Ltd. (a)	8,000	162,172
Yamato Holdings Co., Ltd.	3,500	60,129
Yamazaki Baking Co., Ltd.	7,700	138,093
Yaskawa Electric Corp.	4,900	188,019
Yokohama Rubber Co., Ltd.	4,100	80,397
Z Holdings Corp.	32,200	136,593
ZOZO, Inc.	4,000	76,816
		97,138,523
Security Description	Shares	Value
LUXEMBOURG — 0.1%
ArcelorMittal SA	20,986	$368,475
SES SA	6,924	97,152
Tenaris SA	7,288	82,217
		547,844
NETHERLANDS — 3.4%
ABN AMRO Bank NV (c)	9,975	181,614
Adyen NV (a)(b)(c)	275	225,651
Aegon NV	49,025	223,809
Akzo Nobel NV	1,376	139,999
ASML Holding NV	12,981	3,842,416
EXOR NV	4,406	341,651
Heineken NV	3,656	389,538
ING Groep NV	70,564	846,576
Koninklijke Ahold Delhaize NV	36,094	903,293
Koninklijke DSM NV	1,500	195,483
Koninklijke KPN NV (a)	71,938	212,454
Koninklijke Philips NV	5,943	290,323
Koninklijke Vopak NV	3,554	192,806
NN Group NV	10,981	416,871
NXP Semiconductors NV	1,985	252,611
Prosus NV (b)	10,468	781,749
Randstad NV	4,491	274,440
Royal Dutch Shell PLC Class A	53,907	1,596,088
Royal Dutch Shell PLC Class B	37,950	1,125,893
Wolters Kluwer NV	9,935	725,105
		13,158,370
NEW ZEALAND — 0.5%
Auckland International Airport, Ltd.	39,858	235,289
Fisher & Paykel Healthcare Corp., Ltd.	32,663	489,201
Meridian Energy, Ltd.	100,032	337,433
Ryman Healthcare, Ltd.	30,363	334,510
Spark New Zealand, Ltd.	167,721	489,953
		1,886,386
NORWAY — 0.6%
DNB ASA	14,349	267,800
Equinor ASA	9,205	183,842
Gjensidige Forsikring ASA	16,706	350,287
Mowi ASA (a)	10,928	283,793
Norsk Hydro ASA	28,539	106,007
Orkla ASA	31,596	319,868
Telenor ASA	30,854	552,839
Yara International ASA	2,362	98,165
		2,162,601
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	35,068	152,102
Jeronimo Martins SGPS SA	11,010	181,240
		333,342
SINGAPORE — 1.9%
CapitaLand Mall Trust REIT	293,500	536,950
ComfortDelGro Corp., Ltd.	90,000	159,298
DBS Group Holdings, Ltd.	53,503	1,029,753

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Keppel Corp., Ltd. (a)	20,411	$102,765
Oversea-Chinese Banking Corp., Ltd.	135,998	1,110,518
SATS, Ltd.	102,100	384,208
Singapore Airlines, Ltd.	111,900	752,297
Singapore Exchange, Ltd.	55,200	363,717
Singapore Press Holdings, Ltd. (a)	112,000	181,579
Singapore Technologies Engineering, Ltd.	149,900	439,226
Singapore Telecommunications, Ltd.	533,200	1,336,321
United Overseas Bank, Ltd.	44,775	879,417
Venture Corp., Ltd.	9,500	114,454
		7,390,503
SOUTH AFRICA — 0.1%
Anglo American PLC	11,204	322,528
SPAIN — 2.4%
ACS Actividades de Construccion y Servicios SA	4,374	175,035
Aena SME SA (c)	2,704	517,508
Amadeus IT Group SA	19,068	1,558,198
Banco Bilbao Vizcaya Argentaria SA	131,009	732,788
Banco de Sabadell SA	203,138	237,143
Banco Santander SA	340,910	1,427,364
Bankia SA	38,637	82,511
Bankinter SA	14,810	108,589
CaixaBank SA	60,010	188,477
Endesa SA	17,306	462,144
Iberdrola SA	70,957	731,180
Industria de Diseno Textil SA	44,239	1,561,752
Mapfre SA	30,291	80,244
Red Electrica Corp. SA	17,156	345,192
Repsol SA	29,703	464,449
Telefonica SA	63,834	446,187
		9,118,761
SWEDEN — 2.1%
Alfa Laval AB	2,406	60,632
Assa Abloy AB Class B	33,168	775,959
Atlas Copco AB Class A	29,686	1,184,770
Atlas Copco AB Class B	15,752	547,220
Boliden AB	7,884	209,290
Electrolux AB Class B	7,659	188,099
Epiroc AB Class A	30,480	372,329
Epiroc AB Class B	7,987	94,750
Essity AB Class B	473	15,249
Hennes & Mauritz AB Class B (a)	32,429	659,870
Hexagon AB Class B	7,774	435,993
ICA Gruppen AB	6,865	320,624
Investor AB Class B	7,928	432,942
Kinnevik AB Class B	2,944	72,019
L E Lundbergforetagen AB Class B	5,199	228,264
Sandvik AB	18,032	351,835
Skandinaviska Enskilda Banken AB Class A	19,852	186,791
Skanska AB Class B	16,206	366,498
Security Description	Shares	Value
SKF AB Class B	8,494	$171,857
Svenska Handelsbanken AB Class A	17,934	193,305
Swedbank AB Class A	9,585	142,786
Swedish Match AB	1,937	99,902
Telefonaktiebolaget LM Ericsson Class B	18,093	157,639
Telia Co. AB	127,207	546,956
Volvo AB Class B	13,776	230,899
		8,046,478
SWITZERLAND — 12.5%
ABB, Ltd.	21,448	517,622
Adecco Group AG	6,486	410,051
Alcon, Inc. (b)	3,968	224,554
Baloise Holding AG	3,228	583,363
Barry Callebaut AG	231	510,020
Chocoladefabriken Lindt & Spruengli AG (d)	147	1,140,812
Chocoladefabriken Lindt & Spruengli AG (d)	3	264,884
Cie Financiere Richemont SA	2,713	213,095
Coca-Cola HBC AG	892	30,310
Credit Suisse Group AG	23,265	314,853
EMS-Chemie Holding AG	375	246,489
Geberit AG	1,619	908,185
Givaudan SA	659	2,062,714
Glencore PLC (b)	196,907	613,917
Julius Baer Group, Ltd.	2,950	152,108
Kuehne + Nagel International AG	6,272	1,057,046
LafargeHolcim, Ltd. (d)	2,152	119,339
LafargeHolcim, Ltd. (d)	2,543	139,729
Nestle SA	86,920	9,405,151
Novartis AG	74,962	7,114,171
Partners Group Holding AG (a)	1,476	1,352,613
Roche Holding AG	29,889	9,691,894
Schindler Holding AG (d)	1,818	462,221
Schindler Holding AG (d)	1,212	296,883
SGS SA	232	635,134
Sika AG	1,360	255,399
Sonova Holding AG	2,940	672,494
Straumann Holding AG	237	232,607
Swatch Group AG	223	62,178
Swiss Life Holding AG	1,615	810,210
Swiss Prime Site AG (b)	8,877	1,025,803
Swiss Re AG	18,483	2,074,769
Swisscom AG	3,743	1,981,372
Temenos AG	207	32,749
UBS Group AG (b)	47,241	596,397
Vifor Pharma AG	220	40,133
Zurich Insurance Group AG	4,657	1,909,738
		48,161,007
UNITED KINGDOM — 16.3%
3i Group PLC	45,414	660,581
Admiral Group PLC	19,759	604,398
Ashtead Group PLC	19,185	613,527
Associated British Foods PLC	12,244	421,402

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
AstraZeneca PLC	53,272	$5,368,421
Aviva PLC	43,206	239,652
BAE Systems PLC	209,585	1,568,155
Barclays PLC	345,204	821,510
Barratt Developments PLC	38,817	383,923
Berkeley Group Holdings PLC	8,070	519,463
BP PLC	222,895	1,392,542
British American Tobacco PLC	27,410	1,173,403
British Land Co. PLC REIT	9,284	78,566
BT Group PLC	402,708	1,026,644
Bunzl PLC	14,610	399,673
Burberry Group PLC	17,860	521,704
Centrica PLC	199,894	236,475
CNH Industrial NV	19,745	216,983
Coca-Cola European Partners PLC	7,599	386,637
Compass Group PLC	103,355	2,587,781
Croda International PLC	5,596	379,561
DCC PLC	683	59,210
Diageo PLC	119,122	5,050,612
Direct Line Insurance Group PLC	159,566	660,579
easyJet PLC	1,410	26,608
Experian PLC	36,337	1,228,468
Fiat Chrysler Automobiles NV	31,904	472,506
G4S PLC	14,452	41,737
GlaxoSmithKline PLC	90,807	2,140,077
Halma PLC	3,911	109,632
Hargreaves Lansdown PLC	12,574	322,321
HSBC Holdings PLC	332,059	2,603,741
Imperial Brands PLC	47,842	1,184,548
Informa PLC	6,173	70,083
InterContinental Hotels Group PLC	465	32,082
Intertek Group PLC	6,389	495,303
ITV PLC	145,181	290,416
J Sainsbury PLC	37,544	114,344
Johnson Matthey PLC	8,002	317,596
Kingfisher PLC	91,435	262,849
Land Securities Group PLC REIT	8,146	106,835
Legal & General Group PLC	238,301	956,539
Lloyds Banking Group PLC	701,720	581,002
London Stock Exchange Group PLC	9,745	1,000,501
M&G PLC (b)	53,240	167,296
Marks & Spencer Group PLC	128,328	362,956
Meggitt PLC	8,246	71,748
Melrose Industries PLC	31,416	99,926
Mondi PLC	13,884	326,013
National Grid PLC	139,541	1,745,605
Next PLC	5,700	529,935
Pearson PLC	14,519	122,521
Persimmon PLC	13,262	473,480
Prudential PLC	18,591	356,866
Reckitt Benckiser Group PLC	7,280	591,092
RELX PLC	95,550	2,411,981
Rentokil Initial PLC	26,714	160,314
Rio Tinto PLC	44,916	2,679,398
Rio Tinto, Ltd.	15,050	1,062,172
Rolls-Royce Holdings PLC	25,397	229,861
Security Description	Shares	Value
Royal Bank of Scotland Group PLC	55,558	$176,862
RSA Insurance Group PLC	46,352	347,306
Sage Group PLC	40,844	405,270
Schroders PLC	4,715	208,248
Segro PLC REIT	5,327	63,315
Severn Trent PLC	4,273	142,366
Smith & Nephew PLC	70,037	1,700,222
Smiths Group PLC	14,542	324,993
Spirax-Sarco Engineering PLC	1,674	197,148
SSE PLC	47,277	900,936
Standard Chartered PLC	34,084	321,669
Standard Life Aberdeen PLC	21,476	93,346
Taylor Wimpey PLC	138,804	355,625
Tesco PLC	98,308	332,356
Unilever NV	58,057	3,338,605
Unilever PLC	43,251	2,492,697
United Utilities Group PLC	19,568	244,555
Vodafone Group PLC	508,552	988,729
Weir Group PLC	1,242	24,836
Whitbread PLC	6,783	435,451
Wm Morrison Supermarkets PLC	34,162	90,422
WPP PLC	24,925	352,152
		62,656,863
UNITED STATES — 0.3%
Carnival PLC	5,442	262,707
Ferguson PLC	9,152	830,502
		1,093,209
TOTAL COMMON STOCKS (Cost $350,677,314)		382,361,484

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
Repsol SA, (expiring 1/21/20) (b) (Cost: $13,660)	28,926	13,735
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (f) (g)	252,138	252,163
State Street Navigator Securities Lending Portfolio II (h) (i)	3,444,978	3,444,978
TOTAL SHORT-TERM INVESTMENTS (Cost $3,697,141)		3,697,141
TOTAL INVESTMENTS — 100.5% (Cost $354,388,115)		386,072,360
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(1,914,815)
NET ASSETS — 100.0%		$384,157,545
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$382,361,484	$—	$—	$382,361,484
Rights	13,735	—	—	13,735
Short-Term Investments	3,697,141	—	—	3,697,141
TOTAL INVESTMENTS	$386,072,360	$—	$—	$386,072,360
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,804	$11,805	$5,761,014	$5,520,642	$(14)	$—	252,138	$252,163	$2,418
State Street Navigator Securities Lending Portfolio II	—	—	17,621,270	14,176,292	—	—	3,444,978	3,444,978	7,311
State Street Navigator Securities Lending Portfolio III	11,814,924	11,814,924	9,408,764	21,223,688	—	—	—	—	4,038
Total		$11,826,729	$32,791,048	$40,920,622	$(14)	$—		$3,697,141	$13,767
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ARGENTINA — 0.2%
Banco Macro SA ADR	5,044	$182,845
Grupo Financiero Galicia SA ADR	11,236	182,360
Telecom Argentina SA ADR	894	10,147
YPF SA ADR (a)	5,656	65,497
		440,849
BRAZIL — 5.3%
Ambev SA ADR	327,100	1,524,286
Ambev SA	8,192	38,020
Atacadao SA	5,764	33,457
B3 SA - Brasil Bolsa Balcao	8,067	86,171
Banco Bradesco SA Preference Shares	39,561	355,712
Banco Bradesco SA	14,148	119,826
Banco BTG Pactual SA	1,178	22,294
Banco do Brasil SA	13,225	173,651
Banco Santander Brasil SA	4,626	56,947
BB Seguridade Participacoes SA	106,412	997,274
BR Malls Participacoes SA	4,608	20,688
Braskem SA Class A, Preference Shares	3,083	22,877
BRF SA (b)	4,112	35,981
BRF SA ADR (b)	2,135	18,575
CCR SA	9,441	44,545
Centrais Eletricas Brasileiras SA	3,516	33,039
Centrais Eletricas Brasileiras SA ADR	3,910	37,067
Centrais Eletricas Brasileiras SA Class B, Preference Shares	364	3,460
Cia Brasileira de Distribuicao ADR (a)	1,961	42,887
Cia Brasileira de Distribuicao Preference Shares	48	1,046
Cia de Saneamento Basico do Estado de Sao Paulo	202	3,041
Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,317	80,021
Cia Energetica de Minas Gerais ADR	7,551	25,749
Cia Energetica de Minas Gerais Preference Shares	3,935	13,489
Cia Siderurgica Nacional SA ADR	5,572	19,223
Cia Siderurgica Nacional SA	966	3,388
Cielo SA	116,927	243,289
Cogna Educacao	22,773	64,707
Cosan SA	1,807	31,251
Embraer SA (b)	352	1,726
Embraer SA ADR (b)	2,514	48,998
Energisa SA	1,362	18,124
Engie Brasil Energia SA	15,659	197,747
Equatorial Energia SA	86,800	491,752
Gerdau SA Preference Shares	14,770	73,433
Hypera SA	26,770	237,507
IRB Brasil Resseguros SA	42,429	410,821
Security Description	Shares	Value
Itau Unibanco Holding SA Preference Shares ADR (c)	53,323	$487,905
Itau Unibanco Holding SA Preference Shares (c)	1,276	11,768
Itausa - Investimentos Itau SA Preference Shares	335,058	1,173,582
JBS SA	14,869	95,364
Klabin SA	7,528	34,452
Localiza Rent a Car SA	2,539	29,924
Lojas Americanas SA Preference Shares	3,870	24,926
Lojas Renner SA	65,991	921,778
Magazine Luiza SA	16,842	199,708
Multiplan Empreendimentos Imobiliarios SA	446	3,670
Natura & Co. Holding SA	898	8,632
Notre Dame Intermedica Participacoes SA	1,161	19,698
Petrobras Distribuidora SA	15,344	114,698
Petroleo Brasileiro SA Preference Shares ADR (c)	27,115	404,556
Petroleo Brasileiro SA ADR	17,486	278,727
Petroleo Brasileiro SA Preference Shares (c)	395	2,963
Porto Seguro SA	1,690	26,358
Raia Drogasil SA	3,052	84,701
Rumo SA (b)	20,980	136,122
Sul America SA	9,186	136,830
Suzano Papel e Celulose SA ADR (a)(b)	2,742	26,981
Suzano SA	2,021	19,935
Telefonica Brasil SA ADR	11,577	165,783
Telefonica Brasil SA Preference Shares	122	1,758
TIM Participacoes SA ADR (a)	2,081	39,768
TIM Participacoes SA	550	2,142
Ultrapar Participacoes SA	216	1,368
Ultrapar Participacoes SA ADR (a)	14,418	90,257
Vale SA ADR	37,752	498,326
Vale SA	349	4,624
WEG SA	3,719	32,043
		10,711,416
CHILE — 0.9%
Aguas Andinas SA Class A	415,267	176,169
Banco de Chile	937,177	99,332
Banco de Chile ADR	26,930	565,261
Banco de Credito e Inversiones SA	1,633	74,055
Banco Santander Chile ADR	1,317	30,383
Banco Santander Chile	39,376	2,252
Cencosud SA	33,833	44,544
Cia Cervecerias Unidas SA	883	8,654
Cia Cervecerias Unidas SA ADR	6,590	125,012
Colbun SA	403,698	64,424

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Embotelladora Andina SA Class B, Preference Shares	954	$2,765
Empresa Nacional de Telecomunicaciones SA (b)	1,773	12,610
Empresas CMPC SA	11,459	28,040
Empresas COPEC SA	4,906	44,039
Enel Americas SA ADR	16,624	182,532
Enel Americas SA	43,372	9,632
Enel Chile SA ADR	1,402	6,659
Enel Chile SA	305,218	28,616
Itau CorpBanca	1,518,225	8,803
Itau CorpBanca ADR	611	5,261
Latam Airlines Group SA ADR	2,844	28,895
Latam Airlines Group SA	1,202	12,061
SACI Falabella	73,203	315,514
Sociedad Quimica y Minera de Chile SA ADR (a)	1,026	27,384
		1,902,897
CHINA — 26.3%
3SBio, Inc. (b)(d)	7,390	9,579
51job, Inc. ADR (b)	392	33,281
58.com, Inc. ADR (b)	202	13,075
AAC Technologies Holdings, Inc. (a)	8,500	74,181
Agile Group Holdings, Ltd.	44,000	66,182
Agricultural Bank of China, Ltd. Class A	572,700	303,405
Agricultural Bank of China, Ltd. Class H	1,993,000	877,331
Aier Eye Hospital Group Co., Ltd. Class A	13,900	78,948
Air China, Ltd. Class H	52,000	52,789
Alibaba Group Holding, Ltd. ADR (b)	5,951	1,262,207
Aluminum Corp. of China, Ltd. Class H (b)	156,000	53,456
Anhui Conch Cement Co., Ltd. Class A	29,800	234,459
Anhui Conch Cement Co., Ltd. Class H	63,500	462,897
Anhui Gujing Distillery Co., Ltd. Class A	1,800	35,126
Anhui Kouzi Distillery Co., Ltd. Class A	2,600	20,497
ANTA Sports Products, Ltd.	120,000	1,074,206
Autobio Diagnostics Co., Ltd. Class A	1,500	20,756
Autohome, Inc. ADR (a)(b)	5,093	407,491
AVIC Jonhon Optronic Technology Co., Ltd. Class A	11,000	61,687
AviChina Industry & Technology Co., Ltd. Class H	58,000	26,127
BAIC Motor Corp., Ltd. Class H (d)	47,500	26,945
Baidu, Inc. ADR (b)	2,894	365,802
Bank of Beijing Co., Ltd. Class A	173,200	141,243
Security Description	Shares	Value
Bank of Chengdu Co., Ltd. Class A	19,200	$25,002
Bank of China, Ltd. Class A	623,800	330,477
Bank of China, Ltd. Class H	3,803,071	1,625,327
Bank of Communications Co., Ltd. Class A	347,200	280,645
Bank of Communications Co., Ltd. Class H	446,000	317,108
Bank of Hangzhou Co., Ltd. Class A	79,700	104,815
Bank of Jiangsu Co., Ltd. Class A	192,300	199,888
Bank of Nanjing Co., Ltd. Class A	34,400	43,314
Bank of Ningbo Co., Ltd. Class A	22,400	90,531
Bank of Shanghai Co., Ltd. Class A	186,570	254,201
Baoshan Iron & Steel Co., Ltd. Class A	33,800	27,855
BBMG Corp. Class H (a)	80,000	24,539
Beijing Capital International Airport Co., Ltd. Class H	184,000	178,290
Beijing Enterprises Holdings, Ltd.	17,000	77,999
Beijing Enterprises Water Group, Ltd. (b)	96,000	48,543
Beijing Sinnet Technology Co., Ltd. Class A	20,200	58,206
Beijing Tiantan Biological Products Corp., Ltd. Class A	14,500	58,165
BOE Technology Group Co., Ltd. Class A	81,000	52,797
Brilliance China Automotive Holdings, Ltd.	62,000	64,293
BYD Co., Ltd. Class H (a)	9,000	44,874
BYD Electronic International Co., Ltd. (a)	11,000	21,148
CGN Power Co., Ltd. Class H (d)	957,100	255,495
Changchun High & New Technology Industry Group, Inc. Class A	700	44,924
Chaozhou Three-Circle Group Co., Ltd. Class A	7,500	23,991
China Agri-Industries Holdings, Ltd.	99,000	52,474
China Aoyuan Group, Ltd.	20,000	32,598
China Cinda Asset Management Co., Ltd. Class H	224,548	51,009
China CITIC Bank Corp., Ltd. Class A	23,000	20,374
China CITIC Bank Corp., Ltd. Class H	592,000	354,814
China Coal Energy Co., Ltd. Class H	75,000	29,743
China Common Rich Renewable Energy Investment, Ltd. (b)(e)	598,000	—
China Communications Construction Co., Ltd. Class H	186,000	151,582
China Communications Services Corp., Ltd. Class H	50,000	36,449

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
China Conch Venture Holdings, Ltd.	127,500	$556,354
China Construction Bank Corp. Class A	37,000	38,407
China Construction Bank Corp. Class H	2,662,394	2,299,586
China Eastern Airlines Corp., Ltd. Class H (b)	42,000	23,286
China Everbright Bank Co., Ltd. Class A	64,300	40,712
China Everbright Bank Co., Ltd. Class H	315,274	146,473
China Everbright International, Ltd.	57,888	46,433
China Evergrande Group (a)(b)	23,625	65,492
China Galaxy Securities Co., Ltd. Class H	79,334	46,734
China Hongqiao Group, Ltd.	55,000	33,176
China Huarong Asset Management Co., Ltd. Class H (d)	331,200	52,283
China Huishan Dairy Holdings Co., Ltd. (b)(e)	1,072,393	—
China International Capital Corp., Ltd. Class H (d)	12,800	24,674
China International Travel Service Corp., Ltd. Class A	22,200	283,510
China Jinmao Holdings Group, Ltd.	94,000	73,228
China Life Insurance Co., Ltd. Class H	99,000	275,078
China Longyuan Power Group Corp., Ltd. Class H	42,000	26,574
China Medical System Holdings, Ltd.	94,733	136,413
China Mengniu Dairy Co., Ltd.	73,000	295,118
China Merchants Bank Co., Ltd. Class A	13,091	70,632
China Merchants Bank Co., Ltd. Class H	49,000	251,861
China Merchants Port Holdings Co., Ltd.	59,812	101,173
China Minsheng Banking Corp., Ltd. Class A	313,600	284,102
China Minsheng Banking Corp., Ltd. Class H	261,960	198,022
China Molybdenum Co., Ltd. Class H (a)	60,000	25,719
China National Building Material Co., Ltd. Class H	162,000	180,882
China National Medicines Corp., Ltd. Class A	12,300	48,192
China National Nuclear Power Co., Ltd. Class A	72,000	51,686
China Oilfield Services, Ltd. Class H	28,000	43,913
China Overseas Land & Investment, Ltd.	86,000	334,980
Security Description	Shares	Value
China Pacific Insurance Group Co., Ltd. Class A	12,300	$66,823
China Pacific Insurance Group Co., Ltd. Class H	37,400	147,358
China Petroleum & Chemical Corp. Class A	123,100	90,313
China Petroleum & Chemical Corp. Class H	1,268,395	763,466
China Power International Development, Ltd.	128,000	27,434
China Railway Construction Corp., Ltd. Class A	10,300	14,995
China Railway Construction Corp., Ltd. Class H	79,500	87,032
China Railway Group, Ltd. Class A	67,300	57,395
China Railway Group, Ltd. Class H	132,000	81,486
China Railway Signal & Communication Corp., Ltd. Class H (d)	343,000	191,490
China Reinsurance Group Corp. Class H	1,451,000	238,363
China Resources Beer Holdings Co., Ltd.	62,092	343,459
China Resources Gas Group, Ltd.	94,000	516,338
China Resources Pharmaceutical Group, Ltd. (d)	134,500	124,802
China Resources Power Holdings Co., Ltd.	138,267	194,132
China Shenhua Energy Co., Ltd. Class A	46,800	122,625
China Shenhua Energy Co., Ltd. Class H	62,500	130,586
China South Publishing & Media Group Co., Ltd. Class A	32,900	56,399
China Southern Airlines Co., Ltd. Class H	58,000	39,005
China State Construction Engineering Corp., Ltd. Class A	63,600	51,317
China Taiping Insurance Holdings Co., Ltd.	32,810	81,353
China Telecom Corp., Ltd. Class H	1,550,000	638,556
China Tower Corp., Ltd. Class H (d)	508,000	112,138
China Unicom Hong Kong, Ltd.	116,000	109,274
China United Network Communications, Ltd. Class A	20,900	17,674
China Vanke Co., Ltd. Class A	5,600	25,873
China Vanke Co., Ltd. Class H	14,292	60,988
China Yangtze Power Co., Ltd. Class A	272,600	719,351
China Zhongwang Holdings, Ltd.	33,600	13,411
Chongqing Rural Commercial Bank Co., Ltd. Class H	92,000	46,993
CIFI Holdings Group Co., Ltd.	69,288	58,601

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
CITIC Securities Co., Ltd. Class H	34,000	$77,584
CITIC, Ltd.	254,000	339,675
CNOOC, Ltd.	220,000	365,923
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	78,000	36,839
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	36,500	14,803
COSCO SHIPPING Ports, Ltd.	238,592	195,361
Country Garden Holdings Co., Ltd.	147,171	235,721
Country Garden Services Holdings Co., Ltd.	90,000	303,203
CRRC Corp., Ltd. Class H	212,000	154,542
CSPC Pharmaceutical Group, Ltd.	254,000	605,678
Dali Foods Group Co., Ltd. (d)	233,000	172,542
Daqin Railway Co., Ltd. Class A	235,800	277,944
Datang International Power Generation Co., Ltd. Class H	98,000	18,740
Dongfeng Motor Group Co., Ltd. Class H	236,000	222,013
ENN Energy Holdings, Ltd.	14,600	159,551
Far East Horizon, Ltd.	39,000	36,538
Fiberhome Telecommunication Technologies Co., Ltd. Class A	13,300	52,416
Focus Media Information Technology Co., Ltd. Class A	77,300	69,474
Foshan Haitian Flavouring & Food Co., Ltd. Class A	12,700	196,030
Fosun International, Ltd.	46,500	67,794
Foxconn Industrial Internet Co., Ltd. Class A	8,600	22,558
Fuyao Glass Industry Group Co., Ltd. Class A	20,200	69,575
Fuyao Glass Industry Group Co., Ltd. Class H (d)	47,200	144,475
G-bits Network Technology Xiamen Co., Ltd. Class A	500	21,427
GCL System Integration Technology Co., Ltd. Class A (b)	50,600	42,935
GD Power Development Co., Ltd. Class A	323,900	108,817
Geely Automobile Holdings, Ltd.	470,000	919,274
GF Securities Co., Ltd. Class H	23,600	28,744
Giant Network Group Co., Ltd. Class A	21,800	56,525
Glodon Co., Ltd. Class A	11,300	55,128
GOME Retail Holdings, Ltd. (a)(b)	1,255,000	115,968
Great Wall Motor Co., Ltd. Class H	100,000	73,924
Gree Electric Appliances, Inc. of Zhuhai Class A	12,700	119,576
Greentown Service Group Co., Ltd.	126,000	137,614
Security Description	Shares	Value
Guangdong Haid Group Co., Ltd. Class A	23,400	$120,945
Guangzhou Automobile Group Co., Ltd. Class H	85,200	106,065
Guangzhou R&F Properties Co., Ltd. Class H (a)	17,600	32,481
Guotai Junan Securities Co., Ltd. Class H (d)	10,600	18,774
Haitian International Holdings, Ltd.	23,000	55,730
Haitong Securities Co., Ltd. Class H	52,400	61,937
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	62,807	295,227
Hansoh Pharmaceutical Group Co., Ltd. (b)(d)	10,000	33,240
Henan Shuanghui Investment & Development Co., Ltd. Class A	35,400	147,543
Hengan International Group Co., Ltd.	24,874	177,174
Hesteel Co., Ltd. Class A	80,811	29,934
HLA Corp., Ltd. Class A	83,300	91,849
Huadian Power International Corp., Ltd. Class A	47,700	25,134
Huadian Power International Corp., Ltd. Class H	100,000	37,989
Huadong Medicine Co., Ltd. Class A	5,760	20,162
Hualan Biological Engineering, Inc. Class A	12,900	65,101
Huaneng Power International, Inc. Class A	32,300	25,877
Huaneng Power International, Inc. Class H	502,000	253,841
Huaneng Renewables Corp., Ltd. Class H	130,000	50,553
Huatai Securities Co., Ltd. Class H (d)	16,243	28,726
Huaxia Bank Co., Ltd. Class A	124,700	137,319
Huayu Automotive Systems Co., Ltd. Class A	5,400	20,150
Huazhu Group, Ltd. ADR	256	10,258
Hubei Energy Group Co., Ltd. Class A	44,500	26,642
Industrial & Commercial Bank of China, Ltd. Class A	112,800	95,226
Industrial & Commercial Bank of China, Ltd. Class H	2,155,448	1,659,782
Industrial Bank Co., Ltd. Class A	108,400	308,151
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	124,900	23,670
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	31,700	140,815
Inner Mongolia Yitai Coal Co., Ltd. Class B	187,400	151,794
Jafron Biomedical Co., Ltd. Class A	2,100	21,660
JD.com, Inc. ADR (b)	4,198	147,896

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Jiangsu Expressway Co., Ltd. Class H	254,000	$348,151
Jiangsu Hengrui Medicine Co., Ltd. Class A	28,060	352,586
Jiangsu King's Luck Brewery JSC, Ltd. Class A	4,800	22,549
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	7,400	117,399
Jiangxi Copper Co., Ltd. Class H	66,000	90,803
Jinyu Bio-Technology Co., Ltd. Class A	15,300	41,121
Jointown Pharmaceutical Group Co., Ltd. Class A	33,800	68,666
JOYY, Inc. ADR (b)	310	16,365
Juewei Food Co., Ltd. Class A	3,100	20,674
Kaisa Group Holdings, Ltd. (b)	63,000	30,078
Kingsoft Corp., Ltd. (a)(b)	7,000	18,147
Kunlun Energy Co., Ltd.	178,000	157,170
Kweichow Moutai Co., Ltd. Class A	7,600	1,290,826
KWG Group Holdings, Ltd.	27,500	38,541
Laobaixing Pharmacy Chain JSC Class A	4,100	37,720
Legend Holdings Corp. Class H (d)	13,200	29,952
Lenovo Group, Ltd.	572,915	384,551
Li Ning Co., Ltd.	12,500	37,459
Logan Property Holdings Co., Ltd.	16,000	26,859
Longfor Group Holdings, Ltd. (d)	29,500	138,190
Luye Pharma Group, Ltd. (d)	22,500	16,864
Luzhou Laojiao Co., Ltd. Class A	7,200	89,603
Maanshan Iron & Steel Co., Ltd. Class A	54,500	24,022
Meituan Dianping Class B (b)	3,100	40,541
Metallurgical Corp. of China, Ltd. Class A	54,300	21,829
Metallurgical Corp. of China, Ltd. Class H	85,000	19,091
Midea Group Co., Ltd. Class A	14,300	119,592
Momo, Inc. ADR	604	20,234
NanJi E-Commerce Co., Ltd. Class A (b)	16,100	25,219
NetEase, Inc. ADR	831	254,818
New China Life Insurance Co., Ltd. Class H	10,400	44,714
New Oriental Education & Technology Group, Inc. ADR (b)	2,781	337,196
Nexteer Automotive Group, Ltd.	44,000	39,868
Noah Holdings, Ltd. ADR (a)(b)	812	28,720
Oppein Home Group, Inc. Class A	1,200	20,158
Ovctek China, Inc. Class A	2,800	19,027
People's Insurance Co. Group of China, Ltd. Class H	262,000	108,945
Perfect World Co., Ltd. Class A	6,500	41,192
PetroChina Co., Ltd. Class A	132,500	110,906
PetroChina Co., Ltd. Class H	1,220,000	612,208
Security Description	Shares	Value
PICC Property & Casualty Co., Ltd. Class H	100,270	$120,837
Pinduoduo, Inc. ADR (b)	568	21,482
Ping An Bank Co., Ltd. Class A	8,900	21,020
Ping An Insurance Group Co. of China, Ltd. Class A	5,100	62,575
Ping An Insurance Group Co. of China, Ltd. Class H	51,500	608,736
Poly Developments and Holdings Group Co., Ltd. Class A	8,800	20,442
Postal Savings Bank of China Co., Ltd. Class H (d)	224,000	152,365
Power Construction Corp. of China, Ltd. Class A	53,200	33,149
Qudian, Inc. ADR (a)(b)	11,400	53,694
SAIC Motor Corp., Ltd. Class A	21,100	72,250
Sanan Optoelectronics Co., Ltd. Class A	8,400	22,142
Sangfor Technologies, Inc. Class A	1,700	27,919
SDIC Power Holdings Co., Ltd. Class A	89,400	117,828
Seazen Group, Ltd. (a)	28,000	34,067
Semiconductor Manufacturing International Corp. (a)(b)	44,700	68,497
Shaanxi Coal Industry Co., Ltd. Class A	17,400	22,458
Shandong Gold Mining Co., Ltd. Class A	37,080	173,657
Shandong Nanshan Aluminum Co., Ltd. Class A	67,200	21,612
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	100,000	119,870
Shanghai Construction Group Co., Ltd. Class A	90,700	46,098
Shanghai Electric Group Co., Ltd. Class H	104,000	34,169
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (a)	6,000	18,096
Shanghai Jahwa United Co., Ltd. Class A	12,100	53,750
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	303,952	293,922
Shanghai M&G Stationery, Inc. Class A	12,300	86,072
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	66,400	129,190
Shanghai Pudong Development Bank Co., Ltd. Class A	161,124	286,154
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	4,500	57,953
Shenergy Co., Ltd. Class A	34,000	28,361
Shennan Circuits Co., Ltd. Class A	1,200	24,482
Shenzhen Airport Co., Ltd. Class A	23,300	32,683

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Shenzhen Energy Group Co., Ltd. Class A	23,300	$20,774
Shenzhen Expressway Co., Ltd. Class H	90,000	129,136
Shenzhen Goodix Technology Co., Ltd. Class A	1,700	50,352
Shenzhen Inovance Technology Co., Ltd. Class A	6,700	29,474
Shenzhen Investment, Ltd.	92,046	36,857
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,400	88,794
Shenzhou International Group Holdings, Ltd.	89,500	1,308,305
Shui On Land, Ltd.	55,500	12,180
Sichuan Chuantou Energy Co., Ltd. Class A	79,399	112,285
Sichuan Swellfun Co., Ltd. Class A	2,400	17,832
SINA Corp. (b)	813	32,463
Sino-Ocean Group Holding, Ltd.	64,000	25,709
Sinopec Engineering Group Co., Ltd. Class H	32,000	19,138
Sinopec Shanghai Petrochemical Co., Ltd. Class A	83,616	46,459
Sinopec Shanghai Petrochemical Co., Ltd. Class H	322,000	97,115
Sinopharm Group Co., Ltd. Class H	54,400	198,629
Sinotrans, Ltd. Class H	71,000	24,147
Sinotruk Hong Kong, Ltd.	16,500	35,195
SOHO China, Ltd.	22,000	8,301
Songcheng Performance Development Co., Ltd. Class A	17,100	75,887
Sunac China Holdings, Ltd.	30,697	183,391
Suning.com Co., Ltd. Class A	57,300	83,172
Sunny Optical Technology Group Co., Ltd.	51,593	893,233
TAL Education Group ADR (b)	3,110	149,902
Tencent Holdings, Ltd.	88,778	4,279,501
Tencent Music Entertainment Group ADR (b)	1,178	13,830
Tingyi Cayman Islands Holding Corp.	18,000	30,725
Toly Bread Co., Ltd. Class A	3,000	18,280
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	7,300	13,258
Tongling Nonferrous Metals Group Co., Ltd. Class A	144,800	48,439
Topchoice Medical Corp. Class A (b)	5,700	83,906
Towngas China Co., Ltd. (b)	31,814	22,048
TravelSky Technology, Ltd. Class H	59,000	144,021
Trip.com Group, Ltd. ADR (b)	2,575	86,366
Tsingtao Brewery Co., Ltd. Class H	4,000	26,874
Uni-President China Holdings, Ltd.	28,000	29,395
Security Description	Shares	Value
Vipshop Holdings, Ltd. ADR (b)	4,979	$70,552
Visionox Technology, Inc. Class A (b)	8,800	20,089
Want Want China Holdings, Ltd.	380,000	355,040
Weibo Corp. ADR (a)(b)	4,084	189,293
Weichai Power Co., Ltd. Class H	57,000	120,265
Wens Foodstuffs Group Co., Ltd. Class A	30,500	147,133
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	12,400	47,943
Wuliangye Yibin Co., Ltd. Class A	12,700	242,526
WuXi AppTec Co., Ltd. Class A	1,335	17,657
Xiaomi Corp. Class B (a)(b)(d)	39,000	53,957
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	14,200	16,493
Xinyi Solar Holdings, Ltd.	26,759	18,991
Yanzhou Coal Mining Co., Ltd. Class H	76,000	68,277
Yealink Network Technology Corp., Ltd. Class A	2,500	25,990
Yihai International Holding, Ltd.	44,000	258,066
Yonghui Superstores Co., Ltd. Class A	18,300	19,810
Yum China Holdings, Inc.	36,739	1,763,839
Yunnan Baiyao Group Co., Ltd. Class A	7,300	93,729
Yuzhou Properties Co., Ltd.	42,574	23,440
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,900	29,971
Zhaojin Mining Industry Co., Ltd. Class H	250,500	276,804
Zhejiang Dahua Technology Co., Ltd. Class A	5,100	14,556
Zhejiang Expressway Co., Ltd. Class H	48,000	43,738
Zhejiang Supor Co., Ltd. Class A	6,100	67,243
Zhejiang Weixing New Building Materials Co., Ltd. Class A	11,300	21,367
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	2,600	16,481
Zhongjin Gold Corp., Ltd. Class A	57,200	69,640
Zhongsheng Group Holdings, Ltd.	9,500	38,893
Zhuzhou CRRC Times Electric Co., Ltd. Class H	9,300	33,658
Zijin Mining Group Co., Ltd. Class A	141,200	93,050
Zijin Mining Group Co., Ltd. Class H	110,000	54,776
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	46,847	44,929
ZTE Corp. Class H (b)	33,280	101,867
ZTO Express Cayman, Inc. ADR	2,966	69,256
		53,040,195

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COLOMBIA — 0.1%
Bancolombia SA ADR	990	$54,242
Bancolombia SA	2,500	33,521
Bancolombia SA Preference Shares	1,483	20,698
Ecopetrol SA ADR	1,118	22,315
Ecopetrol SA	22,586	22,817
Grupo Argos SA	11,084	60,123
Grupo Aval Acciones y Valores SA Preference Shares	65,758	29,257
Grupo de Inversiones Suramericana SA	2,970	30,773
Interconexion Electrica SA ESP	4,810	28,730
		302,476
CZECH REPUBLIC — 0.2%
CEZ A/S	3,539	79,641
Komercni banka A/S	5,154	188,831
Moneta Money Bank A/S (d)	41,808	156,961
		425,433
EGYPT — 0.6%
Commercial International Bank Egypt SAE GDR	194,681	992,873
Eastern Co SAE	86,289	83,762
ElSewedy Electric Co.	63,882	45,772
		1,122,407
GREECE — 0.3%
Alpha Bank AE (b)	54,471	117,579
Eurobank Ergasias SA (b)	85,115	87,898
FF Group (b)(e)	491	265
Hellenic Telecommunications Organization SA	8,165	130,696
JUMBO SA	3,454	71,920
Motor Oil Hellas Corinth Refineries SA	5,761	133,344
National Bank of Greece SA (b)	13,758	46,639
OPAP SA	8,327	108,332
		696,673
HONG KONG — 2.1%
Alibaba Pictures Group, Ltd. (b)	30,000	5,275
China Ding Yi Feng Holdings, Ltd. (e)	64,000	657
China Everbright, Ltd.	30,000	56,059
China First Capital Group, Ltd. (b)	80,000	2,772
China Gas Holdings, Ltd.	37,600	140,907
China Mobile, Ltd.	194,497	1,634,995
China Resources Cement Holdings, Ltd.	50,000	63,657
China Resources Land, Ltd.	50,444	251,191
China State Construction International Holdings, Ltd.	50,000	45,432
China Traditional Chinese Medicine Holdings Co., Ltd.	36,000	17,372
Guangdong Investment, Ltd.	484,000	1,012,500
Haier Electronics Group Co., Ltd.	81,000	253,132
Security Description	Shares	Value
Hutchison China MediTech, Ltd. ADR (b)	698	$17,499
Kingboard Holdings, Ltd.	23,500	74,495
Kingboard Laminates Holdings, Ltd.	20,500	25,415
Lee & Man Paper Manufacturing, Ltd.	108,000	81,778
Nine Dragons Paper Holdings, Ltd.	59,000	61,334
Shanghai Industrial Holdings, Ltd.	30,000	57,753
Shenzhen International Holdings, Ltd.	31,930	70,156
Shimao Property Holdings, Ltd.	28,500	110,462
Sino Biopharmaceutical, Ltd.	36,000	50,361
SSY Group, Ltd.	156,000	126,333
Sun Art Retail Group, Ltd.	85,832	104,098
Yuexiu Property Co., Ltd.	158,000	36,500
		4,300,133
HUNGARY — 0.5%
MOL Hungarian Oil & Gas PLC	27,643	275,849
OTP Bank Nyrt	5,399	282,760
Richter Gedeon Nyrt	17,037	370,962
		929,571
INDIA — 12.2%
Adani Ports & Special Economic Zone, Ltd.	3,012	15,444
Ambuja Cements, Ltd.	2,157	5,931
Ashok Leyland, Ltd.	10,725	12,246
Asian Paints, Ltd.	44,302	1,107,858
Aurobindo Pharma, Ltd.	18,240	116,744
Avenue Supermarts, Ltd. (b)(d)	8,558	220,412
Axis Bank, Ltd.	9,767	103,187
Bajaj Auto, Ltd.	6,616	295,216
Bajaj Finance, Ltd.	3,709	220,049
Bajaj Finserv, Ltd.	1,732	227,931
Berger Paints India, Ltd.	14,634	105,699
Bharat Forge, Ltd.	526	3,561
Bharat Petroleum Corp., Ltd.	18,027	124,144
Bharti Airtel, Ltd. (b)	15,305	97,733
Bharti Infratel, Ltd.	40,802	144,337
Bosch, Ltd.	453	97,575
Britannia Industries, Ltd.	10,448	443,195
Cipla, Ltd.	7,341	49,181
Coal India, Ltd.	125,039	370,239
Colgate-Palmolive India, Ltd.	8,642	177,118
Container Corp. Of India, Ltd.	349	2,796
Dabur India, Ltd.	117,787	756,444
Divi's Laboratories, Ltd.	5,846	151,174
Dr Reddy's Laboratories, Ltd. ADR	1,066	43,258
Dr Reddy's Laboratories, Ltd.	342	13,773
Eicher Motors, Ltd.	1,220	384,832
GAIL India, Ltd. GDR	3,300	32,472
Godrej Consumer Products, Ltd.	31,634	303,385
Grasim Industries, Ltd.	3,089	32,183

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Havells India, Ltd.	16,382	$148,527
HCL Technologies, Ltd.	140,586	1,118,927
HDFC Asset Management Co., Ltd. (d)	3,743	167,789
HDFC Life Insurance Co., Ltd. (d)	40,368	354,063
Hero MotoCorp, Ltd.	8,088	276,827
Hindalco Industries, Ltd.	22,445	67,969
Hindustan Petroleum Corp., Ltd.	29,954	110,998
Hindustan Unilever, Ltd.	76,695	2,066,241
Housing Development Finance Corp., Ltd.	13,925	470,659
ICICI Bank, Ltd. ADR	8,708	131,404
ICICI Bank, Ltd.	979	7,391
ICICI Lombard General Insurance Co., Ltd. (d)	12,588	244,571
Indian Oil Corp., Ltd.	41,301	72,646
Infosys, Ltd. ADR	222,865	2,299,967
Infosys, Ltd.	126,515	1,295,935
InterGlobe Aviation, Ltd. (d)	4,669	87,230
ITC, Ltd.	293,264	976,613
JSW Steel, Ltd.	7,563	28,614
Larsen & Toubro, Ltd. GDR	2,429	44,645
Larsen & Toubro, Ltd.	201	3,656
LIC Housing Finance, Ltd.	4,551	27,681
Lupin, Ltd.	4,796	51,297
Mahindra & Mahindra Financial Services, Ltd.	806	3,641
Mahindra & Mahindra, Ltd. GDR	7,326	55,385
Mahindra & Mahindra, Ltd.	256	1,906
Marico, Ltd.	92,248	441,479
Maruti Suzuki India, Ltd.	2,585	266,858
Motherson Sumi Systems, Ltd.	4,285	8,798
Nestle India, Ltd.	2,671	553,274
NTPC, Ltd.	26,737	44,594
Oil & Natural Gas Corp., Ltd.	49,920	90,079
Page Industries, Ltd.	465	152,397
Petronet LNG, Ltd.	90,371	339,248
Pidilite Industries, Ltd.	12,239	237,808
Piramal Enterprises, Ltd.	575	12,273
Power Grid Corp. of India, Ltd.	51,592	137,512
REC, Ltd.	17,138	34,359
Reliance Industries, Ltd. GDR (d)	9,940	422,947
Reliance Industries, Ltd.	7,753	164,454
SBI Life Insurance Co., Ltd. (d)	1,437	19,359
Shree Cement, Ltd.	37	10,556
Shriram Transport Finance Co., Ltd.	867	14,225
State Bank of India GDR (b)	1,777	83,164
Sun Pharmaceutical Industries, Ltd.	16,404	99,408
Tata Consultancy Services, Ltd.	100,654	3,048,324
Tata Motors, Ltd. ADR (b)	10,919	141,183
Tata Motors, Ltd. (b)	12,502	32,429
Tata Power Co., Ltd.	15,220	12,048
Tata Steel, Ltd.	248	1,640
Tata Steel, Ltd. GDR	6,249	42,243
Tech Mahindra, Ltd.	59,973	640,496
Security Description	Shares	Value
Titan Co., Ltd.	32,359	$538,552
UltraTech Cement, Ltd.	492	27,889
United Spirits, Ltd. (b)	19,371	162,709
UPL, Ltd.	18,432	150,936
Vedanta, Ltd.	30,869	65,930
Wipro, Ltd. ADR	16,868	63,255
Wipro, Ltd.	170,148	585,927
Zee Entertainment Enterprises, Ltd.	52,070	213,158
		24,632,210
INDONESIA — 3.5%
Adaro Energy Tbk PT	355,300	39,798
AKR Corporindo Tbk PT	400	114
Astra International Tbk PT	203,400	101,462
Bank Central Asia Tbk PT	1,128,225	2,716,436
Bank Danamon Indonesia Tbk PT	400	114
Bank Mandiri Persero Tbk PT	191,300	105,761
Bank Negara Indonesia Persero Tbk PT	116,800	66,046
Bank Rakyat Indonesia Persero Tbk PT	300,700	95,305
Bank Tabungan Negara Persero Tbk PT	113,600	17,348
Bukit Asam Tbk PT	252,900	48,458
Bumi Serpong Damai Tbk PT (b)	82,600	7,467
Charoen Pokphand Indonesia Tbk PT	558,200	261,358
Gudang Garam Tbk PT	51,800	197,760
Hanjaya Mandala Sampoerna Tbk PT	1,287,900	194,820
Indah Kiat Pulp & Paper Corp. Tbk PT	71,500	39,658
Indocement Tunggal Prakarsa Tbk PT	17,100	23,434
Indofood CBP Sukses Makmur Tbk PT	344,300	276,531
Indofood Sukses Makmur Tbk PT	323,400	184,617
Jasa Marga Persero Tbk PT	18,300	6,822
Kalbe Farma Tbk PT	1,443,200	168,412
Pabrik Kertas Tjiwi Kimia Tbk PT	21,500	15,913
Pakuwon Jati Tbk PT	1,174,778	48,235
Perusahaan Gas Negara Tbk PT	204,900	32,028
Semen Indonesia Persero Tbk PT	36,300	31,378
Telekomunikasi Indonesia Persero Tbk PT	4,753,875	1,359,473
Unilever Indonesia Tbk PT	255,500	772,987
United Tractors Tbk PT	128,100	198,621
		7,010,356
LUXEMBOURG — 0.1%
Reinet Investments SCA	5,426	107,678
MALAYSIA — 2.9%
AirAsia Group Bhd	31,500	13,091
AMMB Holdings Bhd	54,700	52,286
Axiata Group Bhd	23,604	23,890

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
British American Tobacco Malaysia Bhd	13,300	$49,032
CIMB Group Holdings Bhd	94,235	118,643
Dialog Group Bhd	5,500	4,639
DiGi.Com Bhd	67,100	73,161
Fraser & Neave Holdings Bhd	20,200	172,049
Gamuda Bhd	20,600	19,641
Genting Bhd	39,700	58,718
Genting Malaysia Bhd	37,300	30,001
Genting Plantations Bhd	800	2,069
HAP Seng Consolidated Bhd	100,500	245,200
Hartalega Holdings Bhd	106,000	142,007
Hong Leong Bank Bhd	125,120	529,172
Hong Leong Financial Group Bhd	8,700	35,944
IHH Healthcare Bhd	218,600	292,322
IJM Corp. Bhd	58,800	31,193
IOI Corp. Bhd	39,900	44,967
Kuala Lumpur Kepong Bhd	37,300	226,144
Malayan Banking Bhd	391,230	826,360
Malaysia Airports Holdings Bhd	9,000	16,722
Maxis Bhd	285,100	370,794
MISC Bhd	19,100	38,989
Nestle Malaysia Bhd	4,500	161,716
Petronas Chemicals Group Bhd	165,900	298,097
Petronas Dagangan Bhd	20,600	116,333
Petronas Gas Bhd	6,200	25,191
PPB Group Bhd	48,760	224,579
Public Bank Bhd	186,711	887,339
RHB Bank Bhd	25,038	35,379
Sime Darby Bhd	43,627	23,677
Sime Darby Plantation Bhd	22,127	29,481
Telekom Malaysia Bhd	44,085	41,170
Tenaga Nasional Bhd	123,800	401,317
Top Glove Corp. Bhd	7,200	8,273
Westports Holdings Bhd	122,838	126,427
YTL Corp. Bhd	122,838	29,429
		5,825,442
MEXICO — 1.9%
Alfa SAB de CV Class A	73,915	61,374
Alsea SAB de CV (b)	6,216	16,402
America Movil SAB de CV Series L	364,185	291,209
Arca Continental SAB de CV	37,952	200,934
Cemex SAB de CV Series CPO	350,349	131,353
Coca-Cola Femsa SAB de CV	13,498	82,114
El Puerto de Liverpool SAB de CV Series C1	300	1,492
Fibra Uno Administracion SA de CV REIT	55,753	86,476
Fomento Economico Mexicano SAB de CV	12,498	118,249
Gruma SAB de CV Class B	12,371	127,175
Grupo Aeroportuario del Pacifico SAB de CV Class B	25,883	307,940
Grupo Aeroportuario del Sureste SAB de CV Class B	9,686	181,595
Security Description	Shares	Value
Grupo Bimbo SAB de CV Class A	19,265	$35,125
Grupo Carso SAB de CV Series A1	3,623	13,395
Grupo Financiero Banorte SAB de CV Series O	31,755	177,659
Grupo Financiero Inbursa SAB de CV Series O	37,325	45,836
Grupo Mexico SAB de CV Class B	41,062	112,766
Grupo Televisa SAB Series CPO	34,855	81,896
Industrias Penoles SAB de CV	2,309	24,236
Infraestructura Energetica Nova SAB de CV	31,354	147,655
Kimberly-Clark de Mexico SAB de CV Class A	7,977	15,841
Megacable Holdings SAB de CV	2,782	11,409
Orbia Advance Corp. SAB de CV	8,809	18,808
Promotora y Operadora de Infraestructura SAB de CV	854	8,753
Wal-Mart de Mexico SAB de CV	539,997	1,548,445
		3,848,137
PAKISTAN — 0.0% (f)
Habib Bank, Ltd.	36,034	36,629
MCB Bank, Ltd.	48,197	63,781
Oil & Gas Development Co., Ltd.	5,662	5,203
		105,613
PERU — 0.5%
Cia de Minas Buenaventura SAA ADR	5,828	88,003
Credicorp, Ltd.	3,881	827,158
Southern Copper Corp.	2,086	88,613
		1,003,774
PHILIPPINES — 1.3%
Aboitiz Equity Ventures, Inc.	62,680	63,738
Aboitiz Power Corp.	353,000	238,377
Altus San Nicolas Corp. (b)	382	39
Ayala Corp.	2,030	31,485
Ayala Land, Inc.	24,300	21,831
Bank of the Philippine Islands	205,139	356,041
BDO Unibank, Inc.	186,602	582,152
Globe Telecom, Inc.	550	21,937
GT Capital Holdings, Inc.	1,927	32,228
International Container Terminal Services, Inc.	62,400	158,449
JG Summit Holdings, Inc.	31,840	50,798
Jollibee Foods Corp.	70,460	300,511
Manila Electric Co.	41,410	259,196
Megaworld Corp.	141,000	11,164
Metro Pacific Investments Corp.	280,200	19,254
Metropolitan Bank & Trust Co.	105,946	138,695
PLDT, Inc.	1,461	28,502
Robinsons Land Corp.	14,063	7,650
Security Bank Corp.	24,170	93,062
SM Investments Corp.	2,875	59,209
SM Prime Holdings, Inc.	51,400	42,728

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Universal Robina Corp.	43,370	$124,171
		2,641,217
POLAND — 0.5%
Bank Millennium SA (b)	14,482	22,369
Bank Polska Kasa Opieki SA	5,805	153,965
CCC SA	147	4,270
CD Projekt SA	37	2,731
Cyfrowy Polsat SA	13,556	100,007
Dino Polska SA (b)(d)	3,295	125,282
Grupa Lotos SA	1,446	31,911
KGHM Polska Miedz SA (b)	2,075	52,367
LPP SA	11	25,617
mBank SA (b)	293	30,125
Orange Polska SA (b)	15,794	29,692
PGE Polska Grupa Energetyczna SA (b)	34,350	72,195
Polski Koncern Naftowy ORLEN SA	7,014	158,937
Polskie Gornictwo Naftowe i Gazownictwo SA	25,843	29,533
Powszechna Kasa Oszczednosci Bank Polski SA	13,612	123,853
Powszechny Zaklad Ubezpieczen SA	6,766	71,513
Santander Bank Polska SA	476	38,635
		1,073,002
QATAR — 1.3%
Barwa Real Estate Co.	265,238	257,880
Commercial Bank PQSC	143,712	185,511
Industries Qatar QSC	14,044	39,652
Masraf Al Rayan QSC	404,256	439,674
Mesaieed Petrochemical Holding Co.	24,728	17,047
Ooredoo QSC	23,296	45,300
Qatar Electricity & Water Co. QSC	71,954	317,973
Qatar Fuel QSC	11,596	72,933
Qatar Insurance Co. SAQ	24,758	21,487
Qatar Islamic Bank SAQ	114,516	482,156
Qatar National Bank QPSC	123,098	696,124
		2,575,737
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	3,354	29,701
RUSSIA — 4.3%
Alrosa PJSC	205,464	278,765
Gazprom PJSC ADR	166,067	1,366,399
Inter RAO UES PJSC	1,198,738	96,721
LUKOIL PJSC ADR	9,079	900,455
Magnit PJSC GDR	7,770	93,667
Magnitogorsk Iron & Steel Works PJSC	32,948	22,272
MMC Norilsk Nickel PJSC ADR	4,928	150,550
Mobile TeleSystems PJSC ADR	7,340	74,501
Moscow Exchange MICEX	13,006	22,550
Security Description	Shares	Value
Novatek PJSC GDR	6,212	$1,261,036
Novolipetsk Steel PJSC GDR	9,287	213,973
Novolipetsk Steel PJSC	19,032	43,983
PhosAgro PJSC GDR	1,667	21,171
Polymetal International PLC	1,791	28,353
Polyus PJSC (b)	251	28,688
Rosneft Oil Co. PJSC GDR	32,386	233,438
Rosneft Oil Co. PJSC	14,109	102,164
Sberbank of Russia PJSC ADR (c)	47,595	782,462
Sberbank of Russia PJSC ADR (c)	6,842	112,209
Severstal PJSC GDR	17,811	269,659
Surgutneftegas PJSC ADR (c)	18,290	113,581
Surgutneftegas PJSC ADR (c)	28,458	229,514
Tatneft PJSC ADR (c)	21,014	1,552,094
Tatneft PJSC ADR (a)(c)	1,551	114,231
Transneft PJSC Preference Shares	36	102,300
VTB Bank PJSC GDR	23,786	34,799
VTB Bank PJSC	44,335,777	32,764
X5 Retail Group NV GDR	9,313	321,299
		8,603,598
SAUDI ARABIA — 3.6%
Advanced Petrochemical Co.	6,848	90,180
Al Rajhi Bank	106,612	1,858,669
Alinma Bank	63,370	428,233
Almarai Co. JSC	2,308	30,455
Arab National Bank	5,074	37,061
Bank AlBilad	17,685	126,816
Bank Al-Jazira	21,103	84,608
Banque Saudi Fransi	5,409	54,648
Bupa Arabia for Cooperative Insurance Co.	8,712	237,813
Co. for Cooperative Insurance (b)	7,280	148,849
Dar Al Arkan Real Estate Development Co. (b)	4,136	12,128
Emaar Economic City (b)	13,537	34,462
Etihad Etisalat Co. (b)	25,280	168,475
Jarir Marketing Co.	21,373	943,505
National Commercial Bank	9,951	130,644
National Industrialization Co. (b)	3,095	11,287
Rabigh Refining & Petrochemical Co. (b)	2,231	12,882
Riyad Bank	10,780	68,968
Sahara International Petrochemical Co.	2,412	11,548
Samba Financial Group	8,822	76,313
Saudi Airlines Catering Co.	15,727	430,980
Saudi Arabian Fertilizer Co.	22,677	468,496
Saudi Arabian Mining Co. (b)	1,168	13,824
Saudi Basic Industries Corp.	22,607	565,883
Saudi British Bank	8,754	80,976
Saudi Electricity Co.	41,662	224,564
Saudi Kayan Petrochemical Co. (b)	4,531	13,407
Saudi Telecom Co.	25,239	684,917
Savola Group (b)	6,587	60,316

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Yanbu National Petrochemical Co.	7,690	$114,592
		7,225,499
SINGAPORE — 0.1%
BOC Aviation, Ltd. (d)	10,700	108,829
SOUTH AFRICA — 2.6%
Absa Group, Ltd.	13,559	144,768
Anglo American Platinum, Ltd.	311	29,076
AngloGold Ashanti, Ltd.	12,644	286,182
Aspen Pharmacare Holdings, Ltd. (b)	4,249	36,226
Bid Corp., Ltd.	3,060	72,260
Bidvest Group, Ltd.	4,909	71,886
Capitec Bank Holdings, Ltd.	3,610	373,348
Clicks Group, Ltd.	25,012	458,957
Discovery, Ltd.	3,141	27,096
Exxaro Resources, Ltd.	3,497	32,796
FirstRand, Ltd.	22,817	102,471
Fortress REIT, Ltd. Class A,	104,143	143,440
Foschini Group, Ltd. (a)	1,715	18,334
Gold Fields, Ltd.	22,739	155,897
Growthpoint Properties, Ltd. REIT	25,056	39,617
Investec, Ltd.	6,479	38,438
Kumba Iron Ore, Ltd. (a)	5,012	149,480
Liberty Holdings, Ltd.	2,728	21,586
Life Healthcare Group Holdings, Ltd.	10,142	17,878
Momentum Metropolitan Holdings	19,021	29,708
Mr. Price Group, Ltd.	23,366	304,952
MTN Group, Ltd.	15,023	88,622
MultiChoice Group, Ltd. (b)	1,186	9,881
Naspers, Ltd. Class N	1,110	181,841
Nedbank Group, Ltd.	6,155	94,327
Old Mutual, Ltd.	72,769	102,309
Pick n Pay Stores, Ltd.	34,089	155,751
PSG Group, Ltd.	553	9,260
Rand Merchant Investment Holdings, Ltd.	5,970	13,167
Redefine Properties, Ltd. REIT	70,569	38,152
Remgro, Ltd.	7,141	99,581
RMB Holdings, Ltd.	57,229	329,210
Sanlam, Ltd.	25,990	147,017
Sasol, Ltd.	7,503	162,836
Shoprite Holdings, Ltd.	10,235	92,165
SPAR Group, Ltd.	19,794	279,580
Standard Bank Group, Ltd.	14,991	180,447
Telkom SA SOC, Ltd.	4,549	11,327
Tiger Brands, Ltd.	5,537	83,434
Vodacom Group, Ltd.	56,092	462,503
Woolworths Holdings, Ltd.	74,109	257,568
		5,353,374
SOUTH KOREA — 9.5%
Amorepacific Corp. (b)	253	43,755
Security Description	Shares	Value
Amorepacific Corp. Preference Shares	52	$4,020
AMOREPACIFIC Group (b)	264	18,879
BGF retail Co., Ltd. (b)	1,032	151,259
BNK Financial Group, Inc.	13,426	88,930
Celltrion, Inc. (b)	373	58,379
Cheil Worldwide, Inc.	3,621	75,304
CJ CheilJedang Corp. (b)	402	87,773
CJ Corp. (b)	843	70,417
CJ ENM Co., Ltd.	101	13,939
CJ Logistics Corp. (b)	871	116,741
Daelim Industrial Co., Ltd.	866	67,770
Daewoo Engineering & Construction Co., Ltd. (b)	3,298	13,518
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	924	22,252
DB Insurance Co., Ltd.	7,118	321,909
Doosan Bobcat, Inc. (b)	500	14,851
E-MART, Inc. (b)	1,104	121,717
Fila Korea, Ltd.	710	32,539
GS Engineering & Construction Corp.	1,298	34,851
GS Holdings Corp.	1,742	77,727
GS Retail Co., Ltd.	1,508	51,182
Hana Financial Group, Inc.	11,052	352,647
Hankook Tire & Technology Co., Ltd.	1,532	44,445
Hanmi Pharm Co., Ltd. (b)	7	1,795
Hanon Systems	2,039	19,659
Hanwha Chemical Corp. (b)	4,442	72,404
Hanwha Corp.	4,096	88,547
Hanwha Life Insurance Co., Ltd.	27,892	55,714
HDC Hyundai Development Co-Engineering & Construction (b)	712	15,792
Hotel Shilla Co., Ltd.	206	16,174
Hyundai Department Store Co., Ltd. (b)	514	36,935
Hyundai Engineering & Construction Co., Ltd. (b)	1,708	62,474
Hyundai Glovis Co., Ltd.	826	102,138
Hyundai Heavy Industries Holdings Co., Ltd. (b)	300	87,682
Hyundai Marine & Fire Insurance Co., Ltd.	6,493	151,313
Hyundai Mobis Co., Ltd.	1,661	367,691
Hyundai Motor Co.	4,320	450,136
Hyundai Motor Co. Preference Shares (c)	1,681	115,415
Hyundai Motor Co. Preference Shares (c)	738	45,756
Hyundai Motor Co. GDR	834	25,604
Hyundai Steel Co.	3,408	92,682
Industrial Bank of Korea	9,626	98,220
Kakao Corp. (b)	246	32,652
Kangwon Land, Inc. (b)	12,880	329,671
KB Financial Group, Inc.	2,773	114,258

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
KB Financial Group, Inc. ADR (b)	10,162	$420,402
KCC Corp.	159	32,104
Kia Motors Corp.	10,648	407,892
Korea Aerospace Industries, Ltd. (b)	518	15,252
Korea Electric Power Corp. ADR	24,595	290,959
Korea Electric Power Corp.	5,681	136,566
Korea Gas Corp.	2,300	75,278
Korea Investment Holdings Co., Ltd. (b)	583	36,499
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	621	67,929
Korea Zinc Co., Ltd. (b)	78	28,665
Korean Air Lines Co., Ltd. (b)	1,480	36,474
KT&G Corp.	7,475	606,299
Kumho Petrochemical Co., Ltd.	527	35,317
LG Chem, Ltd.	589	161,708
LG Chem, Ltd. Preference Shares (b)	155	23,187
LG Corp. (b)	1,910	121,889
LG Display Co., Ltd. ADR (a)(b)	11,427	79,303
LG Display Co., Ltd. (b)	5,028	70,652
LG Electronics, Inc.	3,100	193,272
LG Household & Health Care, Ltd. (b)	634	691,317
LG Household & Health Care, Ltd. Preference Shares	174	116,005
LG Innotek Co., Ltd.	315	38,134
LG Uplus Corp. (b)	2,411	29,605
Lotte Chemical Corp. (b)	650	125,903
Lotte Corp.	2,039	68,675
Lotte Shopping Co., Ltd. (b)	737	86,353
Medy-Tox, Inc.	378	98,353
Meritz Securities Co., Ltd.	4,930	16,157
Mirae Asset Daewoo Co., Ltd. (b)	10,013	65,371
NAVER Corp.	2,157	347,858
NCSoft Corp. (b)	748	349,923
Netmarble Corp. (b)(d)	164	13,104
NH Investment & Securities Co., Ltd. (b)	2,010	22,074
OCI Co., Ltd. (b)	473	25,604
Orange Life Insurance, Ltd. (d)	728	17,721
Orion Corp/Republic of Korea (b)	120	10,947
Ottogi Corp. (b)	4	1,916
Pan Ocean Co., Ltd. (b)	3,552	13,960
Pearl Abyss Corp. (b)	495	79,272
POSCO ADR	9,514	481,599
POSCO	287	58,693
Posco International Corp.	2,171	35,012
S-1 Corp.	3,579	289,984
Samsung Biologics Co., Ltd. (b)(d)	186	69,642
Samsung C&T Corp.	1,261	118,309
Samsung Card Co., Ltd.	283	9,446
Samsung Electro-Mechanics Co., Ltd.	623	67,340
Samsung Electronics Co., Ltd.	90,133	4,349,018
Security Description	Shares	Value
Samsung Engineering Co., Ltd. (b)	1,315	$21,832
Samsung Fire & Marine Insurance Co., Ltd. (b)	1,998	420,695
Samsung Heavy Industries Co., Ltd. (b)	5,047	31,728
Samsung Life Insurance Co., Ltd.	5,145	331,448
Samsung SDI Co., Ltd.	478	97,547
Samsung SDS Co., Ltd.	282	47,429
Samsung Securities Co., Ltd. (b)	1,078	35,981
Shinhan Financial Group Co., Ltd. (b)	2,520	94,463
Shinhan Financial Group Co., Ltd. ADR (a)(b)	10,000	380,700
Shinsegae, Inc.	138	34,487
SK Holdings Co., Ltd.	1,597	361,809
SK Hynix, Inc.	12,930	1,052,110
SK Innovation Co., Ltd.	1,467	190,281
SK Telecom Co., Ltd. ADR	19,701	455,290
SK Telecom Co., Ltd.	377	77,587
S-Oil Corp.	733	60,405
Woongjin Coway Co., Ltd.	5,512	443,743
Woori Financial Group, Inc.	14,656	147,010
Yuhan Corp.	179	36,606
		19,125,609
TAIWAN — 13.4%
Accton Technology Corp.	50,000	280,215
Acer, Inc.	70,258	41,836
Advantech Co., Ltd.	55,951	563,672
ASE Technology Holding Co., Ltd.	64,124	177,974
Asia Cement Corp.	43,200	69,101
Asustek Computer, Inc.	51,000	393,852
AU Optronics Corp.	626,000	209,871
Catcher Technology Co., Ltd.	14,000	106,015
Cathay Financial Holding Co., Ltd.	206,770	293,494
Chailease Holding Co., Ltd.	14,673	67,548
Chang Hwa Commercial Bank, Ltd.	91,823	69,533
Cheng Shin Rubber Industry Co., Ltd.	38,000	52,987
Chicony Electronics Co., Ltd.	137,822	409,186
China Airlines, Ltd.	78,000	23,574
China Development Financial Holding Corp.	514,000	166,835
China Life Insurance Co., Ltd. (b)	75,884	64,804
China Steel Corp.	156,440	124,726
Chunghwa Telecom Co., Ltd.	253,540	930,360
Compal Electronics, Inc.	303,000	190,531
CTBC Financial Holding Co., Ltd.	295,900	221,108
Delta Electronics, Inc.	25,623	129,495
E.Sun Financial Holding Co., Ltd.	608,254	566,110
Eclat Textile Co., Ltd.	22,379	300,855
Eva Airways Corp.	178,444	81,850

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Evergreen Marine Corp. Taiwan, Ltd. (b)	45,565	$18,848
Far Eastern New Century Corp.	73,560	73,248
Far EasTone Telecommunications Co., Ltd.	385,449	927,073
Feng TAY Enterprise Co., Ltd.	41,814	271,999
First Financial Holding Co., Ltd.	1,394,627	1,102,601
Formosa Chemicals & Fibre Corp.	55,000	160,540
Formosa Petrochemical Corp.	44,000	143,110
Formosa Plastics Corp.	55,000	183,107
Formosa Taffeta Co., Ltd.	15,000	17,113
Foxconn Technology Co., Ltd.	26,892	59,387
Fubon Financial Holding Co., Ltd.	143,000	221,343
Giant Manufacturing Co., Ltd.	4,000	28,422
Globalwafers Co., Ltd.	24,000	306,235
Highwealth Construction Corp.	15,500	23,940
Hiwin Technologies Corp.	1,116	10,461
Hon Hai Precision Industry Co., Ltd.	360,730	1,092,647
Hotai Motor Co., Ltd.	5,000	113,921
Hua Nan Financial Holdings Co., Ltd.	887,432	651,283
Innolux Corp.	571,751	158,878
Inventec Corp.	92,000	70,127
Largan Precision Co., Ltd.	8,000	1,334,356
Lite-On Technology Corp.	66,952	110,220
MediaTek, Inc.	11,877	175,716
Mega Financial Holding Co., Ltd.	253,657	258,929
Micro-Star International Co., Ltd.	78,000	225,593
Nan Ya Plastics Corp.	78,000	189,425
Nanya Technology Corp.	102,000	283,778
Nien Made Enterprise Co., Ltd.	20,000	184,808
Novatek Microelectronics Corp.	55,000	401,808
Pegatron Corp.	83,000	189,385
Phison Electronics Corp.	4,000	45,435
Pou Chen Corp.	63,000	82,383
Powertech Technology, Inc.	67,000	223,058
President Chain Store Corp.	88,000	892,417
Quanta Computer, Inc.	91,000	195,193
Realtek Semiconductor Corp.	3,000	23,518
Ruentex Development Co., Ltd. (b)	75,265	113,486
Ruentex Industries, Ltd. (b)	47,800	117,200
Shanghai Commercial & Savings Bank, Ltd.	58,387	101,282
Shin Kong Financial Holding Co., Ltd.	295,495	102,024
SinoPac Financial Holdings Co., Ltd.	192,152	83,330
Standard Foods Corp.	78,168	181,489
Synnex Technology International Corp.	234,900	293,850
Taishin Financial Holding Co., Ltd.	213,363	103,205
Taiwan Business Bank	610,711	256,695
Taiwan Cement Corp.	77,689	113,254
Security Description	Shares	Value
Taiwan Cooperative Financial Holding Co., Ltd.	1,521,104	$1,052,904
Taiwan High Speed Rail Corp.	141,000	180,618
Taiwan Mobile Co., Ltd.	355,542	1,328,375
Taiwan Semiconductor Manufacturing Co., Ltd.	507,495	5,603,658
Tatung Co., Ltd. (b)	18,000	12,610
Uni-President Enterprises Corp.	70,164	173,672
United Microelectronics Corp.	300,000	164,626
Vanguard International Semiconductor Corp.	94,000	248,664
Walsin Technology Corp.	5,000	39,864
Win Semiconductors Corp.	1,000	9,807
Winbond Electronics Corp.	46,000	30,000
Wistron Corp.	163,535	154,659
WPG Holdings, Ltd.	164,280	214,276
Yageo Corp.	21,198	309,021
Yuanta Financial Holding Co., Ltd.	122,466	82,524
Zhen Ding Technology Holding, Ltd.	15,000	71,555
		27,128,485
THAILAND — 3.9%
Advanced Info Service PCL	114,100	811,361
Airports of Thailand PCL	63,700	157,901
Airports of Thailand PCL NVDR	240,670	596,578
Bangkok Bank PCL	9,000	47,924
Bangkok Bank PCL NVDR	3,500	18,695
Bangkok Dusit Medical Services PCL Class F	636,392	552,391
Bangkok Expressway & Metro PCL	1,169,133	425,441
Banpu PCL	100,570	39,954
Berli Jucker PCL NVDR	11,500	16,125
BTS Group Holdings PCL	1,433,998	631,933
Bumrungrad Hospital PCL	82,400	404,383
Central Pattana PCL NVDR	15,847	32,933
Central Pattana PCL	120,700	250,839
Charoen Pokphand Foods PCL	71,186	65,355
CP ALL PCL	274,100	661,143
Electricity Generating PCL	25,400	278,135
Energy Absolute PCL	900	1,315
Energy Absolute PCL NVDR	2,700	3,944
Home Product Center PCL	846,659	452,249
Indorama Ventures PCL	1,400	1,636
Indorama Ventures PCL NVDR	24,400	28,511
Intouch Holdings PCL Class F	290,300	554,845
IRPC PCL	608,800	74,795
Kasikornbank PCL	15,400	77,376
Kasikornbank PCL NVDR	40,300	203,157
Krung Thai Bank PCL	559,200	306,168
Land & Houses PCL	56,600	18,518
Minor International PCL	8,300	9,975
Minor International PCL NVDR	59,819	71,894
PTT Exploration & Production PCL	14,528	60,384

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
PTT Global Chemical PCL	67,703	$128,834
PTT PCL	175,360	257,592
Ratch Group PCL	5,800	13,312
Robinson PCL NVDR	53,100	117,000
Robinson PCL	9,700	21,373
Siam Cement PCL	5,524	72,292
Siam Cement PCL NVDR	7,200	94,225
Siam Commercial Bank PCL	15,800	64,353
Thai Oil PCL	26,988	62,844
Thai Union Group PCL NVDR	138,800	62,556
Thai Union Group PCL Class F	31,300	14,107
TMB Bank PCL	62,521	3,507
TMB Bank PCL NVDR	187,400	10,511
Total Access Communication PCL	7,400	13,155
True Corp. PCL	122,500	18,812
		7,810,331
TURKEY — 0.5%
Akbank T.A.S. (b)	65,585	89,379
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,584	13,900
Arcelik A/S (b)	3,411	11,945
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,366	4,807
BIM Birlesik Magazalar A/S	39,988	313,534
Eregli Demir ve Celik Fabrikalari TAS	19,181	29,137
Ford Otomotiv Sanayi A/S	5,550	66,076
Haci Omer Sabanci Holding A/S	27,287	43,744
KOC Holding A/S	19,560	66,789
TAV Havalimanlari Holding A/S	2,160	10,591
Tupras Turkiye Petrol Rafinerileri A/S	3,561	75,875
Turk Hava Yollari AO (b)	11,343	27,562
Turkcell Iletisim Hizmetleri A/S	18,256	42,334
Turkiye Garanti Bankasi A/S (b)	62,949	117,838
Turkiye Is Bankasi A/S Class C (b)	61,915	66,690
		980,201
UNITED ARAB EMIRATES — 1.2%
Abu Dhabi Commercial Bank PJSC	42,924	92,552
Aldar Properties PJSC	81,547	47,954
DP World PLC	7,315	95,826
Dubai Islamic Bank PJSC	87,596	131,401
Emaar Malls PJSC	35,366	17,620
Emaar Properties PJSC	83,119	90,968
Emirates Telecommunications Group Co. PJSC	236,347	1,052,676
First Abu Dhabi Bank PJSC	208,015	858,529
		2,387,526
Security Description	Shares	Value
UNITED STATES — 0.1%
Titan Cement International SA (b)	7,829	$166,621
TOTAL COMMON STOCKS (Cost $178,533,350)		201,614,990

RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Lojas Americanas SA (expiring 1/8/20) (b)	37	87
CHINA — 0.0% (f)
Legend Holdings Corp. (expiring 5/19/23) (b) (e)	1,461	—
INDIA — 0.0% (f)
Piramal Enterprises, Ltd. (expiring 1/20/20) (b)	76	238
TOTAL RIGHTS (Cost $0)		325
WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
BTS Group Holdings PCL (expiring 12/16/20) (b)	143,400	—
Minor International PCL (expiring 12/31/21) (b)	4,110	442
Minor International PCL (expiring 9/30/21) (b)	875	94
TOTAL WARRANTS (Cost $0)		536
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (g) (h)	181,730	181,749
State Street Navigator Securities Lending Portfolio II (i) (j)	1,348,011	1,348,011
TOTAL SHORT-TERM INVESTMENTS (Cost $1,529,760)		1,529,760
TOTAL INVESTMENTS — 100.7% (Cost $180,063,110)		203,145,611
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(1,329,532)
NET ASSETS — 100.0%		$201,816,079
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $922, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$195,185,127	$6,428,941	$922	$201,614,990
Rights	87	238	0(a)	325
Warrants	536	—	—	536
Short-Term Investments	1,529,760	—	—	1,529,760
TOTAL INVESTMENTS	$196,715,510	$6,429,179	$922	$203,145,611
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2019.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	437,290	$437,334	$5,829,003	$6,084,575	$(18)	$5	181,730	$181,749	$2,441
State Street Navigator Securities Lending Portfolio II	—	—	5,111,580	3,763,569	—	—	1,348,011	1,348,011	1,432
State Street Navigator Securities Lending Portfolio III	1,941,419	1,941,419	1,316,966	3,258,385	—	—	—	—	1,052
Total		$2,378,753	$12,257,549	$13,106,529	$(18)	$5		$1,529,760	$4,925
See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 1.6%
AGL Energy, Ltd.	86	$1,241
AMP, Ltd.	846	1,139
Aristocrat Leisure, Ltd.	100	2,367
Aurizon Holdings, Ltd.	876	3,221
Australia & New Zealand Banking Group, Ltd.	1,060	18,352
Bendigo & Adelaide Bank, Ltd.	232	1,595
BHP Group PLC	465	10,945
BHP Group, Ltd.	504	13,789
BlueScope Steel, Ltd.	510	5,399
Brambles, Ltd.	365	3,007
Caltex Australia, Ltd.	81	1,933
Cochlear, Ltd.	53	8,373
Coles Group, Ltd.	1,298	13,540
Commonwealth Bank of Australia	510	28,644
CSL, Ltd.	352	68,234
Dexus REIT	504	4,145
Flight Centre Travel Group, Ltd.	84	2,602
Fortescue Metals Group, Ltd.	173	1,300
Goodman Group REIT	536	5,038
GPT Group REIT	986	3,881
Incitec Pivot, Ltd.	468	1,046
Insurance Australia Group, Ltd.	136	732
LendLease Group Stapled Security (a)	51	631
Macquarie Group, Ltd.	45	4,361
Magellan Financial Group, Ltd.	145	5,805
Medibank Pvt, Ltd.	2,462	5,469
Mirvac Group REIT	2,149	4,804
National Australia Bank, Ltd.	1,048	18,145
Newcrest Mining, Ltd.	820	17,437
Oil Search, Ltd.	373	1,901
Origin Energy, Ltd.	523	3,107
QBE Insurance Group, Ltd.	410	3,712
REA Group, Ltd.	56	4,078
Santos, Ltd.	5	29
Scentre Group REIT	1,754	4,722
Sonic Healthcare, Ltd.	596	12,045
South32, Ltd.	3,443	6,535
Stockland REIT	1,178	3,826
Suncorp Group, Ltd.	303	2,760
Telstra Corp., Ltd.	1,773	4,412
Transurban Group Stapled Security	1,975	20,700
Vicinity Centres REIT	1,854	3,245
Wesfarmers, Ltd.	1,216	35,388
Westpac Banking Corp.	1,214	20,677
Woodside Petroleum, Ltd.	128	3,093
Woolworths Group, Ltd.	1,296	32,943
		420,348
AUSTRIA — 0.1%
Erste Group Bank AG	211	7,949
OMV AG	66	3,710
Raiffeisen Bank International AG	5	126
Security Description	Shares	Value
Voestalpine AG	15	$418
		12,203
BELGIUM — 0.3%
Ageas	96	5,677
Anheuser-Busch InBev SA	110	8,978
Colruyt SA	279	14,556
Groupe Bruxelles Lambert SA	36	3,797
KBC Group NV	71	5,344
Proximus SADP	590	16,901
Solvay SA	30	3,479
Telenet Group Holding NV	192	8,634
UCB SA	229	18,225
		85,591
BERMUDA — 0.2%
Everest Re Group, Ltd.	142	39,311
CANADA — 4.0%
Agnico Eagle Mines, Ltd.	946	58,347
Alimentation Couche-Tard, Inc. Class B	266	8,453
Bank of Montreal	357	27,707
Bank of Nova Scotia	349	19,741
Barrick Gold Corp.	3,942	73,323
Bausch Health Cos., Inc. (b)	151	4,526
BCE, Inc.	589	27,325
Bombardier, Inc. Class B (b)	726	1,081
Brookfield Asset Management, Inc. Class A	182	10,530
Canadian Imperial Bank of Commerce	227	18,916
Canadian National Railway Co.	557	50,457
Canadian Natural Resources, Ltd.	230	7,449
Canadian Pacific Railway, Ltd.	145	37,015
Cenovus Energy, Inc.	373	3,797
CGI, Inc. (b)	475	39,806
CI Financial Corp.	373	6,245
Constellation Software, Inc.	21	20,424
Empire Co., Ltd. Class A	500	11,745
Enbridge, Inc.	391	15,568
Encana Corp. (a)	301	1,411
Fairfax Financial Holdings, Ltd.	45	21,159
First Capital Real Estate Investment Trust	449	7,157
Fortis, Inc.	152	6,316
Franco-Nevada Corp.	773	79,932
George Weston, Ltd.	78	6,197
Great-West Lifeco, Inc.	340	8,721
Husky Energy, Inc.	301	2,419
iA Financial Corp., Inc.	75	4,125
Imperial Oil, Ltd.	80	2,119
Intact Financial Corp.	548	59,341
Inter Pipeline, Ltd.	149	2,590
Kinross Gold Corp. (b)	4,000	19,001
Kirkland Lake Gold, Ltd.	300	13,242
Loblaw Cos., Ltd.	221	11,419
Magna International, Inc.	342	18,778

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Manulife Financial Corp.	673	$13,681
Metro, Inc.	130	5,372
National Bank of Canada	75	4,169
Nutrien, Ltd.	151	7,239
Open Text Corp.	226	9,972
Pembina Pipeline Corp.	30	1,113
Power Corp. of Canada	259	6,681
Power Financial Corp. (a)	125	3,368
PrairieSky Royalty, Ltd.	71	834
Restaurant Brands International, Inc.	8	511
RioCan Real Estate Investment Trust	550	11,350
Rogers Communications, Inc. Class B	524	26,056
Royal Bank of Canada	386	30,585
Saputo, Inc.	11	341
Shaw Communications, Inc. Class B	611	12,416
SmartCentres Real Estate Investment Trust	11	265
Sun Life Financial, Inc.	120	5,479
Suncor Energy, Inc.	418	13,719
TC Energy Corp.	153	8,160
Teck Resources, Ltd. Class B	451	7,832
TELUS Corp.	839	32,531
Thomson Reuters Corp.	286	20,487
Toronto-Dominion Bank	866	48,638
Waste Connections, Inc.	375	34,046
Wheaton Precious Metals Corp.	380	11,323
		1,022,550
CHINA — 0.0% (c)
BOC Hong Kong Holdings, Ltd.	2,500	8,679
DENMARK — 1.0%
AP Moller - Maersk A/S Class A	5	6,782
Carlsberg A/S Class B	78	11,644
Chr. Hansen Holding A/S	94	7,476
Coloplast A/S Class B	274	34,014
Danske Bank A/S	503	8,145
DSV Panalpina A/S	156	17,993
H Lundbeck A/S	33	1,261
ISS A/S	62	1,489
Novo Nordisk A/S Class B	2,156	125,224
Novozymes A/S Class B	200	9,794
Orsted A/S (d)	50	5,175
Pandora A/S	136	5,921
Tryg A/S	495	14,686
Vestas Wind Systems A/S	119	12,034
		261,638
FINLAND — 0.6%
Elisa Oyj	652	36,045
Fortum Oyj	5	123
Kone Oyj Class B	294	19,233
Neste Oyj	235	8,183
Nokia Oyj (e)	479	1,772
Nokia Oyj (a)(e)	5,585	20,732
Security Description	Shares	Value
Nokian Renkaat Oyj	99	$2,848
Nordea Bank Abp	1,381	11,159
Orion Oyj Class B	131	6,069
Sampo Oyj Class A	525	22,930
Stora Enso Oyj Class R	193	2,809
UPM-Kymmene Oyj	157	5,447
Wartsila OYJ Abp	405	4,478
		141,828
FRANCE — 3.0%
Aeroports de Paris	3	593
Air Liquide SA	69	9,775
Airbus SE	439	64,298
Arkema SA	9	957
Atos SE	27	2,252
AXA SA	973	27,425
BNP Paribas SA	753	44,654
Bouygues SA	101	4,295
Bureau Veritas SA	5	131
Capgemini SE	26	3,178
Carrefour SA	479	8,038
Casino Guichard Perrachon SA	90	4,213
Cie de Saint-Gobain	263	10,775
Cie Generale des Etablissements Michelin SCA	65	7,960
CNP Assurances	15	299
Credit Agricole SA	777	11,273
Danone SA	102	8,461
Dassault Systemes SE	8	1,316
Eiffage SA	35	4,007
Electricite de France SA	319	3,555
Engie SA	949	15,340
EssilorLuxottica SA	33	5,030
Eurazeo SE	118	8,080
Faurecia SE	45	2,426
Gecina SA REIT	21	3,762
Getlink SE	949	16,522
Hermes International	61	45,616
Iliad SA (a)	5	649
Ipsen SA	26	2,306
Kering SA	54	35,472
Klepierre SA REIT	98	3,724
Legrand SA	11	897
L'Oreal SA	168	49,785
LVMH Moet Hennessy Louis Vuitton SE	202	93,918
Natixis SA	589	2,617
Orange SA	3,950	58,172
Pernod Ricard SA	46	8,231
Peugeot SA	303	7,245
Publicis Groupe SA	70	3,171
Renault SA	272	12,878
Safran SA	57	8,807
Sanofi	229	23,037
Sartorius Stedim Biotech	33	5,471
Schneider Electric SE	96	9,860
SCOR SE	110	4,620

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Societe Generale SA	786	$27,364
Sodexo SA	36	4,269
Suez	206	3,118
Thales SA	81	8,412
TOTAL SA	727	40,150
Unibail-Rodamco-Westfield	780	6,135
Unibail-Rodamco-Westfield REIT	20	3,158
Valeo SA	185	6,523
Veolia Environnement SA	227	6,041
Vinci SA	107	11,891
Vivendi SA	212	6,144
Worldline SA (b)(d)	10	709
		769,005
GERMANY — 2.3%
adidas AG	158	51,398
Allianz SE	143	35,057
BASF SE	317	23,965
Bayer AG	247	20,187
Bayerische Motoren Werke AG	243	19,950
Bayerische Motoren Werke AG Preference Shares	41	2,534
Beiersdorf AG	81	9,697
Brenntag AG	66	3,592
Commerzbank AG	1,072	6,639
Continental AG	101	13,067
Covestro AG (d)	117	5,444
Daimler AG	623	34,525
Deutsche Bank AG	1,590	12,345
Deutsche Boerse AG	21	3,304
Deutsche Lufthansa AG	152	2,800
Deutsche Post AG	318	12,140
Deutsche Telekom AG	6,338	103,657
E.ON SE	566	6,051
Fresenius Medical Care AG & Co. KGaA	36	2,666
Fresenius SE & Co. KGaA	80	4,506
Fuchs Petrolub SE Preference Shares	81	4,015
Hannover Rueck SE	56	10,831
HeidelbergCement AG	45	3,281
Henkel AG & Co. KGaA Preference Shares	120	12,419
Henkel AG & Co. KGaA	101	9,523
Infineon Technologies AG	291	6,634
Knorr-Bremse AG	55	5,603
Lanxess AG	8	537
Merck KGaA	8	946
METRO AG	38	612
MTU Aero Engines AG	39	11,146
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	117	34,540
Porsche Automobil Holding SE Preference Shares	107	8,004
RWE AG	247	7,583
SAP SE	88	11,885
Security Description	Shares	Value
Siemens AG	161	$21,061
Siemens Healthineers AG (d)	172	8,267
Telefonica Deutschland Holding AG	3,722	10,796
Thyssenkrupp AG	140	1,892
TUI AG	238	3,007
Uniper SE	124	4,108
Volkswagen AG	14	2,723
Volkswagen AG Preference Shares	146	28,883
Vonovia SE	84	4,526
		586,346
HONG KONG — 1.8%
AIA Group, Ltd.	1,800	18,897
Bank of East Asia, Ltd.	363	811
CK Asset Holdings, Ltd.	1,270	9,168
CK Hutchison Holdings, Ltd.	2,500	23,839
CK Infrastructure Holdings, Ltd.	500	3,558
CLP Holdings, Ltd.	2,500	26,278
Dairy Farm International Holdings, Ltd.	1,900	10,849
Galaxy Entertainment Group, Ltd.	2,000	14,733
Hang Seng Bank, Ltd.	2,900	59,922
Henderson Land Development Co., Ltd.	1,310	6,431
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	7,331	7,226
HKT Trust & HKT, Ltd.	14,540	20,489
Hong Kong & China Gas Co., Ltd.	7,463	14,578
Hong Kong Exchanges & Clearing, Ltd.	856	27,794
Hongkong Land Holdings, Ltd.	800	4,600
Jardine Matheson Holdings, Ltd.	700	38,920
Jardine Strategic Holdings, Ltd.	1,000	30,650
Link REIT	2,500	26,470
MTR Corp., Ltd.	5,665	33,481
New World Development Co., Ltd.	1,322	1,812
NWS Holdings, Ltd.	5,000	7,007
PCCW, Ltd.	17,000	10,058
Power Assets Holdings, Ltd.	2,000	14,631
Sands China, Ltd.	2,000	10,691
Sun Hung Kai Properties, Ltd.	1,000	15,311
Techtronic Industries Co., Ltd.	1,000	8,156
WH Group, Ltd. (d)	2,500	2,583
Wharf Real Estate Investment Co., Ltd.	1,000	6,103
Wheelock & Co., Ltd.	1,000	6,667
Yue Yuen Industrial Holdings, Ltd.	3,500	10,331
		472,044
IRELAND — 0.9%
Accenture PLC Class A	751	158,138
AerCap Holdings NV (b)	74	4,549
AIB Group PLC	1,181	4,118
Bank of Ireland Group PLC	342	1,874
CRH PLC	167	6,687
Flutter Entertainment PLC	12	1,459

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Kerry Group PLC Class A	333	$41,528
Kingspan Group PLC	116	7,090
Smurfit Kappa Group PLC	92	3,538
		228,981
ISRAEL — 0.3%
Azrieli Group, Ltd.	69	5,044
Bank Hapoalim BM	986	8,179
Bank Leumi Le-Israel BM	1,824	13,276
Check Point Software Technologies, Ltd. (a)(b)	185	20,528
Elbit Systems, Ltd.	2	311
Israel Chemicals, Ltd.	5	23
Mizrahi Tefahot Bank, Ltd.	563	14,996
Nice, Ltd. (b)	57	8,839
Teva Pharmaceutical Industries, Ltd. (b)	533	5,279
		76,475
ITALY — 0.6%
Assicurazioni Generali SpA	1,651	34,090
Atlantia SpA	142	3,314
Enel SpA	2,135	16,948
Eni SpA	1,065	16,552
Ferrari NV	96	15,938
Intesa Sanpaolo SpA	10,857	28,621
Leonardo SpA	389	4,563
Mediobanca Banca di Credito Finanziario SpA	390	4,296
Moncler SpA	223	10,030
Poste Italiane SpA (d)	196	2,227
Recordati SpA	104	4,386
Snam SpA	293	1,541
Telecom Italia SpA (b)(e)	6,484	4,050
Telecom Italia SpA (b)(e)	5,042	3,089
UniCredit SpA	995	14,542
		164,187
JAPAN — 10.0%
ABC-Mart, Inc.	200	13,692
Advantest Corp.	200	11,337
Aeon Co., Ltd.	500	10,377
AGC, Inc.	200	7,233
Aisin Seiki Co., Ltd.	100	3,745
Ajinomoto Co., Inc.	600	10,021
ANA Holdings, Inc.	600	20,108
Aozora Bank, Ltd.	200	5,320
Asahi Group Holdings, Ltd.	100	4,585
Asahi Kasei Corp.	300	3,406
Astellas Pharma, Inc.	1,600	27,532
Bandai Namco Holdings, Inc. (a)	200	12,203
Bank of Kyoto, Ltd.	100	4,325
Bridgestone Corp.	400	14,980
Canon, Inc.	2,500	68,703
Chiba Bank, Ltd.	300	1,747
Chubu Electric Power Co., Inc.	500	7,092
Security Description	Shares	Value
Chugoku Electric Power Co., Inc. (a)	200	$2,632
Concordia Financial Group, Ltd.	900	3,743
Daifuku Co., Ltd.	100	6,128
Dai-ichi Life Holdings, Inc.	500	8,357
Daikin Industries, Ltd.	100	14,217
Daito Trust Construction Co., Ltd.	100	12,404
Daiwa House Industry Co., Ltd.	200	6,239
Daiwa House REIT Investment Corp.	8	20,877
Daiwa Securities Group, Inc.	600	3,053
Denso Corp.	200	9,139
Dentsu, Inc.	100	3,474
East Japan Railway Co.	300	27,213
FamilyMart Co., Ltd.	100	2,415
FUJIFILM Holdings Corp.	500	24,063
Fujitsu, Ltd.	100	9,450
Hamamatsu Photonics KK	400	16,545
Hankyu Hanshin Holdings, Inc.	200	8,613
Hitachi, Ltd.	500	21,284
Honda Motor Co., Ltd.	1,100	31,368
Hoya Corp.	300	28,847
Idemitsu Kosan Co., Ltd.	200	5,576
IHI Corp.	100	2,369
Inpex Corp.	300	3,137
Isetan Mitsukoshi Holdings, Ltd.	200	1,811
Isuzu Motors, Ltd.	200	2,391
ITOCHU Corp.	500	11,661
Japan Airlines Co., Ltd.	500	15,629
Japan Exchange Group, Inc.	500	8,880
Japan Post Bank Co., Ltd.	2,000	19,324
Japan Post Holdings Co., Ltd.	6,100	57,590
Japan Post Insurance Co., Ltd.	300	5,140
Japan Prime Realty Investment Corp. REIT	3	13,154
Japan Real Estate Investment Corp. REIT	5	33,126
Japan Retail Fund Investment Corp. REIT	11	23,614
Japan Tobacco, Inc.	900	20,145
JFE Holdings, Inc.	700	9,089
JXTG Holdings, Inc.	3,900	17,868
Kajima Corp.	300	4,025
Kakaku.com, Inc.	200	5,140
Kansai Electric Power Co., Inc.	500	5,818
Kao Corp.	400	33,218
Kawasaki Heavy Industries, Ltd.	100	2,216
KDDI Corp.	2,600	77,827
Keikyu Corp.	300	5,825
Keio Corp.	300	18,247
Kintetsu Group Holdings Co., Ltd.	500	27,237
Kirin Holdings Co., Ltd.	200	4,398
Koito Manufacturing Co., Ltd.	100	4,693
Komatsu, Ltd.	200	4,862
Konica Minolta, Inc.	500	3,280
Kubota Corp.	300	4,765

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Kuraray Co., Ltd.	200	$2,449
Kyocera Corp.	100	6,883
Kyushu Electric Power Co., Inc.	500	4,348
Kyushu Railway Co.	657	22,066
Lawson, Inc.	200	11,392
M3, Inc.	300	9,124
Marubeni Corp.	1,100	8,205
Mazda Motor Corp.	500	4,316
McDonald's Holdings Co. Japan, Ltd.	300	14,465
Mebuki Financial Group, Inc.	900	2,319
MEIJI Holdings Co., Ltd.	200	13,582
Mitsubishi Chemical Holdings Corp.	600	4,513
Mitsubishi Corp.	800	21,348
Mitsubishi Electric Corp.	600	8,273
Mitsubishi Estate Co., Ltd.	200	3,845
Mitsubishi Heavy Industries, Ltd.	200	7,818
Mitsubishi Materials Corp.	200	5,479
Mitsubishi Motors Corp.	500	2,107
Mitsubishi Tanabe Pharma Corp.	500	9,239
Mitsubishi UFJ Financial Group, Inc.	10,500	57,314
Mitsubishi UFJ Lease & Finance Co., Ltd.	500	3,248
Mitsui & Co., Ltd.	900	16,116
Mitsui Chemicals, Inc.	100	2,466
Mitsui Fudosan Co., Ltd.	200	4,917
Mitsui OSK Lines, Ltd.	100	2,784
Mizuho Financial Group, Inc.	37,200	57,610
MonotaRO Co., Ltd.	200	5,379
MS&AD Insurance Group Holdings, Inc.	200	6,645
Murata Manufacturing Co., Ltd.	100	6,207
Nagoya Railroad Co., Ltd.	800	24,955
NEC Corp.	1,000	41,592
NH Foods, Ltd.	100	4,150
Nippon Building Fund, Inc. REIT	5	36,577
Nippon Prologis REIT, Inc.	8	20,347
Nippon Steel Corp.	900	13,698
Nippon Telegraph & Telephone Corp.	3,000	76,108
Nippon Yusen KK	200	3,646
Nissan Chemical Corp.	100	4,228
Nissan Motor Co., Ltd.	4,500	26,340
Nitori Holdings Co., Ltd.	200	31,700
Nitto Denko Corp.	100	5,687
Nomura Holdings, Inc.	1,200	6,221
Nomura Real Estate Master Fund, Inc. REIT	15	25,618
NSK, Ltd.	300	2,874
NTT Data Corp.	1,200	16,199
NTT DOCOMO, Inc.	3,768	105,334
Obayashi Corp.	500	5,599
Oji Holdings Corp.	600	3,285
Olympus Corp.	100	1,554
Omron Corp.	100	5,908
Security Description	Shares	Value
Ono Pharmaceutical Co., Ltd.	100	$2,302
Oracle Corp. Japan	200	18,311
Oriental Land Co., Ltd.	300	41,077
ORIX Corp.	600	9,999
Otsuka Corp.	100	4,026
Otsuka Holdings Co., Ltd.	100	4,493
Pan Pacific International Holdings Corp.	500	8,332
Panasonic Corp.	1,400	13,262
Park24 Co., Ltd.	100	2,456
PeptiDream, Inc. (b)	100	5,153
Pigeon Corp.	100	3,694
Rakuten, Inc.	500	4,302
Recruit Holdings Co., Ltd.	898	33,871
Resona Holdings, Inc.	1,200	5,289
Ricoh Co., Ltd.	500	5,484
Ryohin Keikaku Co., Ltd.	200	4,704
Sankyo Co., Ltd.	200	6,671
Secom Co., Ltd.	500	44,983
Seibu Holdings, Inc.	400	6,607
Seiko Epson Corp.	200	3,046
Sekisui Chemical Co., Ltd.	200	3,504
Sekisui House, Ltd.	200	4,294
Seven & i Holdings Co., Ltd.	300	11,050
Shimamura Co., Ltd.	100	7,656
Shimizu Corp.	500	5,135
Shin-Etsu Chemical Co., Ltd.	100	11,097
Shinsei Bank, Ltd.	300	4,624
Shionogi & Co., Ltd.	300	18,680
Shizuoka Bank, Ltd.	500	3,764
Softbank Corp.	2,200	29,546
SoftBank Group Corp. (a)	800	35,011
Sompo Holdings, Inc.	200	7,913
Sony Corp.	400	27,241
Subaru Corp.	300	7,491
Sumitomo Chemical Co., Ltd.	600	2,749
Sumitomo Corp.	700	10,461
Sumitomo Electric Industries, Ltd.	500	7,601
Sumitomo Metal Mining Co., Ltd.	100	3,261
Sumitomo Mitsui Financial Group, Inc.	1,000	37,157
Sumitomo Mitsui Trust Holdings, Inc.	200	7,982
Sumitomo Realty & Development Co., Ltd.	100	3,508
Sundrug Co., Ltd.	100	3,639
Suntory Beverage & Food, Ltd.	500	20,911
Suzuken Co., Ltd.	100	4,109
Suzuki Motor Corp.	200	8,405
Sysmex Corp.	100	6,854
T&D Holdings, Inc.	400	5,135
Taiheiyo Cement Corp.	100	2,958
Taisei Corp.	100	4,182
Takeda Pharmaceutical Co., Ltd.	468	18,655
TDK Corp.	100	11,401
Tobu Railway Co., Ltd.	500	18,196

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Toho Co., Ltd.	300	$12,547
Tohoku Electric Power Co., Inc.	500	4,978
Tokio Marine Holdings, Inc.	200	11,261
Tokyo Electric Power Co. Holdings, Inc. (b)	3,200	13,751
Tokyo Electron, Ltd.	100	22,015
Tokyo Gas Co., Ltd.	300	7,320
Tokyu Corp.	200	3,716
Toppan Printing Co., Ltd.	200	4,161
Toray Industries, Inc.	300	2,046
Toshiba Corp.	100	3,409
Toyo Suisan Kaisha, Ltd.	400	17,042
Toyota Industries Corp.	100	5,825
Toyota Motor Corp.	900	63,884
Toyota Tsusho Corp.	200	7,104
Trend Micro, Inc.	100	5,153
United Urban Investment Corp. REIT	11	20,608
USS Co., Ltd.	200	3,802
West Japan Railway Co.	400	34,749
Yamada Denki Co., Ltd.	2,400	12,765
Yamaha Motor Co., Ltd.	200	4,054
Yamato Holdings Co., Ltd.	200	3,436
Yamazaki Baking Co., Ltd.	300	5,380
Z Holdings Corp.	700	2,969
		2,578,806
LUXEMBOURG — 0.1%
ArcelorMittal SA	808	14,187
Millicom International Cellular SA SDR	130	6,230
SES SA	65	912
		21,329
NETHERLANDS — 1.4%
ABN AMRO Bank NV (d)	176	3,204
Adyen NV (a)(b)(d)	7	5,744
Aegon NV	1,315	6,003
Akzo Nobel NV	12	1,221
ASML Holding NV	280	82,881
EXOR NV	128	9,925
Heineken Holding NV	33	3,200
Heineken NV	38	4,049
ING Groep NV	1,973	23,671
Koninklijke Ahold Delhaize NV	1,449	36,263
Koninklijke DSM NV	30	3,910
Koninklijke KPN NV (a)	5,014	14,808
Koninklijke Philips NV	142	6,937
NN Group NV	159	6,036
NXP Semiconductors NV	51	6,490
Prosus NV (b)	340	25,391
Randstad NV	130	7,944
Royal Dutch Shell PLC Class A	1,772	52,466
Royal Dutch Shell PLC Class B	1,065	31,596
Wolters Kluwer NV	214	15,619
		347,358
Security Description	Shares	Value
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,184	$6,989
Fisher & Paykel Healthcare Corp., Ltd.	510	7,639
Ryman Healthcare, Ltd.	758	8,351
Spark New Zealand, Ltd.	3,629	10,601
		33,580
NORWAY — 0.3%
DNB ASA	472	8,809
Equinor ASA	191	3,815
Gjensidige Forsikring ASA	272	5,703
Norsk Hydro ASA	899	3,339
Orkla ASA	700	7,087
Telenor ASA	1,927	34,528
Yara International ASA	15	623
		63,904
PORTUGAL — 0.0% (c)
EDP - Energias de Portugal SA	848	3,678
Galp Energia SGPS SA	226	3,780
Jeronimo Martins SGPS SA	270	4,444
		11,902
SINGAPORE — 0.7%
CapitaLand Commercial Trust REIT	2,600	3,848
CapitaLand Mall Trust REIT	5,900	10,794
DBS Group Holdings, Ltd.	500	9,623
Keppel Corp., Ltd.	800	4,028
Oversea-Chinese Banking Corp., Ltd.	1,629	13,302
SATS, Ltd.	2,708	10,190
Singapore Airlines, Ltd.	2,300	15,463
Singapore Exchange, Ltd.	2,400	15,814
Singapore Press Holdings, Ltd.	2,600	4,215
Singapore Technologies Engineering, Ltd.	3,100	9,083
Singapore Telecommunications, Ltd.	24,742	62,009
United Overseas Bank, Ltd.	300	5,892
Venture Corp., Ltd.	200	2,410
Wilmar International, Ltd.	1,700	5,209
		171,880
SOUTH AFRICA — 0.0% (c)
Anglo American PLC	279	8,031
SPAIN — 0.8%
ACS Actividades de Construccion y Servicios SA	106	4,242
Aena SME SA (d)	2	383
Amadeus IT Group SA	314	25,659
Banco Bilbao Vizcaya Argentaria SA	4,569	25,556
Banco de Sabadell SA	3,794	4,429
Banco Santander SA	11,309	47,350
Bankia SA	992	2,119
Bankinter SA	218	1,598
CaixaBank SA	3,325	10,443
Enagas SA	24	613

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Ferrovial SA	95	$2,876
Iberdrola SA	1,052	10,840
Industria de Diseno Textil SA	953	33,643
Mapfre SA	703	1,862
Naturgy Energy Group SA	40	1,006
Red Electrica Corp. SA	44	885
Repsol SA	953	14,902
Telefonica SA	2,402	16,790
		205,196
SWEDEN — 0.6%
Assa Abloy AB Class B	120	2,807
Atlas Copco AB Class A	562	22,429
Atlas Copco AB Class B	521	18,099
Boliden AB	276	7,327
Electrolux AB Class B	117	2,873
Epiroc AB Class A	562	6,865
Epiroc AB Class B	330	3,915
Essity AB Class B	136	4,385
Hennes & Mauritz AB Class B (a)	598	12,168
Industrivarden AB Class C	176	4,247
Investor AB Class B	229	12,506
Sandvik AB	48	937
Skandinaviska Enskilda Banken AB Class A	432	4,065
Skanska AB Class B	114	2,578
SKF AB Class B	191	3,865
Svenska Handelsbanken AB Class A	393	4,236
Swedbank AB Class A	734	10,934
Telefonaktiebolaget LM Ericsson Class B	2,290	19,952
Telia Co. AB	2,037	8,759
Volvo AB Class B	404	6,771
		159,718
SWITZERLAND — 4.4%
ABB, Ltd.	248	5,985
Adecco Group AG	191	12,075
Alcon, Inc. (b)	184	10,413
Baloise Holding AG	8	1,446
Chocoladefabriken Lindt & Spruengli AG	2	15,521
Cie Financiere Richemont SA	65	5,105
Coca-Cola HBC AG	169	5,743
Credit Suisse Group AG	601	8,134
EMS-Chemie Holding AG	12	7,888
Geberit AG	34	19,072
Givaudan SA	10	31,301
Glencore PLC (b)	7,878	24,562
Julius Baer Group, Ltd.	39	2,011
Kuehne + Nagel International AG	166	27,977
LafargeHolcim, Ltd.	179	9,926
Lonza Group AG	14	5,106
Nestle SA	1,271	137,528
Novartis AG	923	87,596
Partners Group Holding AG	33	30,241
Roche Holding AG	896	290,540
Security Description	Shares	Value
Schindler Holding AG (e)	30	$7,627
Schindler Holding AG (e)	26	6,369
SGS SA	5	13,688
Sika AG	19	3,568
Sonova Holding AG	98	22,416
STMicroelectronics NV	78	2,099
Straumann Holding AG	1	981
Swatch Group AG	6	1,673
Swiss Life Holding AG	23	11,539
Swiss Prime Site AG (b)	227	26,232
Swiss Re AG	932	104,620
Swisscom AG	101	53,465
TE Connectivity, Ltd.	306	29,327
Temenos AG	50	7,910
UBS Group AG (b)	1,577	19,909
Zurich Insurance Group AG	197	80,786
		1,130,379
UNITED KINGDOM — 5.3%
3i Group PLC	1,000	14,546
Admiral Group PLC	535	16,365
Amcor PLC	1,415	15,487
Ashtead Group PLC	396	12,664
Associated British Foods PLC	80	2,753
AstraZeneca PLC	1,106	111,456
Auto Trader Group PLC (d)	65	512
Aviva PLC	1,259	6,983
BAE Systems PLC	2,986	22,342
Barclays PLC	10,877	25,885
Barratt Developments PLC	970	9,594
Berkeley Group Holdings PLC	157	10,106
BP PLC	7,550	47,169
British American Tobacco PLC ADR (a)	616	26,155
British American Tobacco PLC	148	6,336
British Land Co. PLC REIT	313	2,649
BT Group PLC	5,578	14,220
Bunzl PLC	324	8,863
Burberry Group PLC	384	11,217
Capri Holdings, Ltd. (b)	179	6,829
Centrica PLC	3,424	4,051
CNH Industrial NV	349	3,835
Coca-Cola European Partners PLC	69	3,511
Compass Group PLC	2,647	66,275
Croda International PLC	138	9,360
DCC PLC	41	3,554
Diageo PLC	1,922	81,490
Direct Line Insurance Group PLC	5,691	23,560
easyJet PLC	57	1,076
Experian PLC	675	22,820
Fiat Chrysler Automobiles NV	854	12,648
G4S PLC	520	1,502
GlaxoSmithKline PLC	2,192	51,660
Halma PLC	294	8,241
Hargreaves Lansdown PLC	274	7,024
HSBC Holdings PLC	7,955	62,377
Imperial Brands PLC	991	24,537

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Informa PLC	301	$3,417
Intertek Group PLC	157	12,171
ITV PLC	3,997	7,996
J Sainsbury PLC	2,532	7,712
JD Sports Fashion PLC	512	5,680
Johnson Matthey PLC	191	7,581
Kingfisher PLC	2,025	5,821
Land Securities Group PLC REIT	221	2,898
Legal & General Group PLC	4,888	19,620
Liberty Global PLC Class C (b)	200	4,359
Linde PLC	36	7,664
Lloyds Banking Group PLC	31,466	26,053
London Stock Exchange Group PLC	47	4,825
M&G PLC (b)	3,079	9,675
Marks & Spencer Group PLC	1,660	4,695
Melrose Industries PLC	8	26
Mondi PLC	309	7,256
National Grid PLC	859	10,746
Next PLC	126	11,714
Pearson PLC	197	1,662
Pentair PLC	151	6,926
Persimmon PLC	301	10,746
Prudential PLC	775	14,877
Reckitt Benckiser Group PLC	99	8,038
RELX PLC	873	22,037
Rio Tinto PLC	971	57,924
Rio Tinto, Ltd.	389	27,454
Rolls-Royce Holdings PLC	225	2,036
Royal Bank of Scotland Group PLC	2,132	6,787
RSA Insurance Group PLC	87	652
Sage Group PLC	1,060	10,518
Smith & Nephew PLC	779	18,911
Smiths Group PLC	57	1,274
Spirax-Sarco Engineering PLC	56	6,595
SSE PLC	435	8,290
St James's Place PLC	449	6,927
Standard Chartered PLC	1,530	14,439
Standard Life Aberdeen PLC	334	1,452
Taylor Wimpey PLC	3,233	8,283
TechnipFMC PLC	151	3,237
Tesco PLC	2,915	9,855
Unilever NV	1,481	85,166
Unilever PLC	907	52,273
United Utilities Group PLC	358	4,474
Vodafone Group PLC	15,446	30,030
Weir Group PLC	5	100
Whitbread PLC	63	4,045
Wm Morrison Supermarkets PLC	1,283	3,396
WPP PLC	629	8,887
		1,356,852
UNITED STATES — 59.3%
3M Co.	509	89,798
Abbott Laboratories	157	13,637
AbbVie, Inc.	220	19,479
Activision Blizzard, Inc.	135	8,022
Security Description	Shares	Value
Adobe, Inc. (b)	363	$119,721
AES Corp.	276	5,492
Aflac, Inc.	506	26,767
Agilent Technologies, Inc.	27	2,303
AGNC Investment Corp. REIT	2,420	42,786
Air Products & Chemicals, Inc.	38	8,930
Align Technology, Inc. (b)	95	26,509
Alleghany Corp. (b)	41	32,782
Allegion PLC	100	12,454
Allergan PLC	65	12,426
Alliant Energy Corp.	75	4,104
Allstate Corp.	628	70,619
Ally Financial, Inc.	217	6,632
Alphabet, Inc. Class A (b)	190	254,484
Alphabet, Inc. Class C (b)	186	248,686
Altria Group, Inc.	2,112	105,410
Amazon.com, Inc. (b)	15	27,718
Ameren Corp.	289	22,195
American Airlines Group, Inc. (a)	75	2,151
American Electric Power Co., Inc.	434	41,017
American Express Co.	151	18,798
American Financial Group, Inc.	175	19,189
American International Group, Inc.	280	14,372
American Tower Corp. REIT	169	38,840
American Water Works Co., Inc.	110	13,513
Ameriprise Financial, Inc.	111	18,490
AmerisourceBergen Corp.	140	11,903
Amgen, Inc.	395	95,223
Amphenol Corp. Class A	494	53,466
Analog Devices, Inc.	100	11,884
Annaly Capital Management, Inc. REIT	6,173	58,150
Anthem, Inc.	111	33,525
AO Smith Corp.	151	7,194
Aon PLC	370	77,067
Apache Corp.	75	1,919
Apple, Inc.	2,033	596,990
Applied Materials, Inc.	879	53,654
Aptiv PLC	148	14,056
Aramark	126	5,468
Arch Capital Group, Ltd. (b)	1,259	53,999
Archer-Daniels-Midland Co.	190	8,807
Arconic, Inc.	105	3,231
Arista Networks, Inc. (b)	75	15,255
Arrow Electronics, Inc. (b)	71	6,017
Arthur J Gallagher & Co.	151	14,380
AT&T, Inc.	3,153	123,219
Athene Holding, Ltd. Class A (b)	118	5,550
Automatic Data Processing, Inc.	581	99,060
AutoZone, Inc. (b)	27	32,165
AvalonBay Communities, Inc. REIT	285	59,764
Avery Dennison Corp.	75	9,812
AXA Equitable Holdings, Inc.	300	7,434
Baker Hughes Co.	401	10,278
Ball Corp.	30	1,940
Bank of America Corp.	3,015	106,188

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Bank of New York Mellon Corp.	208	$10,469
Baxter International, Inc.	372	31,107
Becton Dickinson and Co.	55	14,958
Berkshire Hathaway, Inc. Class B (b)	414	93,771
Best Buy Co., Inc.	291	25,550
Biogen, Inc. (b)	191	56,675
Black Knight, Inc. (b)	600	38,688
BlackRock, Inc.	21	10,557
Boeing Co.	77	25,084
Booking Holdings, Inc. (b)	42	86,257
Booz Allen Hamilton Holding Corp.	300	21,339
BorgWarner, Inc.	212	9,197
Boston Scientific Corp. (b)	138	6,240
Bristol-Myers Squibb Co.	1,627	104,437
Broadcom, Inc.	35	11,061
Broadridge Financial Solutions, Inc.	324	40,027
Brown & Brown, Inc.	700	27,636
Brown-Forman Corp. Class B	233	15,751
Bunge, Ltd.	86	4,949
Burlington Stores, Inc. (b)	75	17,102
C.H. Robinson Worldwide, Inc.	364	28,465
Cadence Design Systems, Inc. (b)	226	15,675
Camden Property Trust REIT	66	7,003
Campbell Soup Co. (a)	342	16,902
Capital One Financial Corp.	146	15,025
Cardinal Health, Inc.	248	12,544
CarMax, Inc. (b)	15	1,315
Carnival Corp.	95	4,829
Carnival PLC	53	2,559
Caterpillar, Inc.	86	12,700
Cboe Global Markets, Inc.	200	24,000
CBRE Group, Inc. Class A (b)	75	4,597
CDK Global, Inc.	6	328
Celanese Corp.	140	17,237
Centene Corp. (b)	151	9,493
CenterPoint Energy, Inc.	26	709
CenturyLink, Inc.	619	8,177
Cerner Corp.	23	1,688
CF Industries Holdings, Inc.	54	2,578
Charles Schwab Corp.	171	8,133
Charter Communications, Inc. Class A (b)	41	19,888
Chevron Corp.	589	70,980
Chubb, Ltd.	389	60,552
Church & Dwight Co., Inc.	518	36,436
Cigna Corp.	105	21,471
Cincinnati Financial Corp.	298	31,335
Cintas Corp.	100	26,908
Cisco Systems, Inc.	4,423	212,127
Citigroup, Inc.	1,128	90,116
Citizens Financial Group, Inc.	179	7,269
Citrix Systems, Inc.	465	51,568
Clorox Co.	273	41,916
CME Group, Inc.	190	38,137
CMS Energy Corp.	175	10,997
Security Description	Shares	Value
Coca-Cola Co.	1,866	$103,283
Cognex Corp.	151	8,462
Cognizant Technology Solutions Corp. Class A	633	39,259
Colgate-Palmolive Co.	310	21,340
Comcast Corp. Class A	1,415	63,633
Comerica, Inc.	33	2,368
Conagra Brands, Inc.	49	1,678
Concho Resources, Inc.	100	8,757
ConocoPhillips	216	14,046
Consolidated Edison, Inc.	1,110	100,422
Copart, Inc. (b)	151	13,732
Corning, Inc.	197	5,735
Corteva, Inc.	533	15,755
Costco Wholesale Corp.	399	117,274
Crown Castle International Corp. REIT	272	38,665
CSX Corp.	120	8,683
Cummins, Inc.	161	28,813
CVS Health Corp.	503	37,368
D.R. Horton, Inc.	75	3,956
Danaher Corp.	230	35,300
Darden Restaurants, Inc.	157	17,115
DaVita, Inc. (b)	56	4,202
Deere & Co.	39	6,757
Dell Technologies, Inc. Class C (b)	53	2,724
Delta Air Lines, Inc.	26	1,520
Devon Energy Corp.	95	2,467
Diamondback Energy, Inc.	100	9,286
Discover Financial Services	50	4,241
Discovery, Inc. Class A (a)(b)	200	6,548
Discovery, Inc. Class C (b)	81	2,470
DISH Network Corp. Class A (b)	69	2,447
Dollar General Corp.	365	56,933
Dollar Tree, Inc. (b)	81	7,618
Dominion Energy, Inc.	652	53,999
Dover Corp.	45	5,187
Dow, Inc.	133	7,279
DTE Energy Co.	136	17,662
Duke Energy Corp.	773	70,505
Duke Realty Corp. REIT	226	7,835
DuPont de Nemours, Inc.	233	14,959
DXC Technology Co.	233	8,758
E*TRADE Financial Corp.	75	3,403
East West Bancorp, Inc.	100	4,870
Eastman Chemical Co.	15	1,189
Eaton Corp. PLC	90	8,525
Eaton Vance Corp.	120	5,603
eBay, Inc.	313	11,302
Ecolab, Inc.	75	14,474
Edison International	66	4,977
Edwards Lifesciences Corp. (b)	126	29,395
Eli Lilly & Co.	1,141	149,962
Emerson Electric Co.	474	36,147
Entergy Corp.	166	19,887
EOG Resources, Inc.	105	8,795

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Equity LifeStyle Properties, Inc. REIT	200	$14,078
Equity Residential REIT	438	35,443
Erie Indemnity Co. Class A (a)	100	16,600
Essex Property Trust, Inc. REIT	75	22,564
Estee Lauder Cos., Inc. Class A	226	46,678
Evergy, Inc.	387	25,190
Eversource Energy	199	16,929
Exelon Corp.	285	12,993
Expeditors International of Washington, Inc.	225	17,554
Extra Space Storage, Inc. REIT	275	29,045
Exxon Mobil Corp.	1,323	92,319
F5 Networks, Inc. (b)	136	18,992
Facebook, Inc. Class A (b)	1,575	323,269
Fastenal Co.	551	20,359
Federal Realty Investment Trust REIT	21	2,703
FedEx Corp.	65	9,829
Ferguson PLC	190	17,242
Fidelity National Financial, Inc.	492	22,312
Fidelity National Information Services, Inc.	343	47,708
Fifth Third Bancorp	319	9,806
FirstEnergy Corp.	167	8,116
Fiserv, Inc. (b)	401	46,368
FleetCor Technologies, Inc. (b)	11	3,165
Flex, Ltd. (b)	139	1,754
Ford Motor Co.	3,108	28,904
Fortinet, Inc. (b)	100	10,676
Fortive Corp.	1	76
Fox Corp. Class A	111	4,115
Franklin Resources, Inc. (a)	232	6,027
Freeport-McMoRan, Inc.	449	5,891
Gap, Inc.	294	5,198
Garmin, Ltd.	75	7,317
General Dynamics Corp.	239	42,148
General Electric Co.	2,629	29,340
General Mills, Inc.	267	14,301
General Motors Co.	963	35,246
Genuine Parts Co.	99	10,517
Gilead Sciences, Inc.	358	23,263
Goldman Sachs Group, Inc.	114	26,212
Halliburton Co.	108	2,643
Harley-Davidson, Inc. (a)	75	2,789
Hartford Financial Services Group, Inc.	675	41,020
Hasbro, Inc.	95	10,033
HCA Healthcare, Inc.	80	11,825
Healthpeak Properties, Inc. REIT	1,048	36,125
Henry Schein, Inc. (b)	179	11,943
Hershey Co.	346	50,855
Hess Corp.	45	3,006
Hewlett Packard Enterprise Co.	634	10,055
HollyFrontier Corp.	48	2,434
Home Depot, Inc.	268	58,526
Security Description	Shares	Value
Honeywell International, Inc.	510	$90,270
Hormel Foods Corp. (a)	1,354	61,079
Host Hotels & Resorts, Inc. REIT	182	3,376
HP, Inc.	518	10,645
Humana, Inc.	93	34,086
Huntington Bancshares, Inc.	301	4,539
Huntington Ingalls Industries, Inc.	20	5,018
IDEX Corp.	75	12,900
IDEXX Laboratories, Inc. (b)	100	26,113
Illinois Tool Works, Inc.	288	51,733
Illumina, Inc. (b)	95	31,515
Intel Corp.	3,891	232,876
Intercontinental Exchange, Inc.	311	28,783
International Business Machines Corp.	983	131,761
International Paper Co.	145	6,677
Interpublic Group of Cos., Inc.	173	3,996
Intuit, Inc.	244	63,911
Intuitive Surgical, Inc. (b)	68	40,198
Invesco, Ltd.	110	1,978
J.M. Smucker Co.	182	18,952
Jack Henry & Associates, Inc.	318	46,323
JB Hunt Transport Services, Inc.	29	3,387
Jefferies Financial Group, Inc.	151	3,227
Johnson & Johnson	2,712	395,599
Johnson Controls International PLC	187	7,613
JPMorgan Chase & Co.	932	129,921
Juniper Networks, Inc.	605	14,901
Kellogg Co.	586	40,528
KeyCorp	309	6,254
Kimberly-Clark Corp.	211	29,023
Kimco Realty Corp. REIT	226	4,680
Kinder Morgan, Inc.	473	10,013
KLA Corp.	140	24,944
Kohl's Corp.	81	4,127
Kraft Heinz Co.	364	11,695
Kroger Co.	519	15,046
L3Harris Technologies, Inc.	205	40,563
Lam Research Corp.	151	44,152
Lamb Weston Holdings, Inc.	375	32,261
Las Vegas Sands Corp.	231	15,948
Lear Corp. (a)	95	13,034
Leggett & Platt, Inc.	51	2,592
Lennar Corp. Class A	75	4,184
Liberty Broadband Corp. Class C (b)	11	1,383
Liberty Media Corp.-Liberty SiriusXM Class C (b)	23	1,107
Liberty Property Trust REIT	1	60
Lincoln National Corp.	81	4,780
LKQ Corp. (b)	151	5,391
Lockheed Martin Corp.	63	24,531
Loews Corp.	101	5,301
Lowe's Cos., Inc.	158	18,922
Lululemon Athletica, Inc. (b)	110	25,484

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
LyondellBasell Industries NV Class A	253	$23,903
M&T Bank Corp.	65	11,034
ManpowerGroup, Inc.	50	4,855
Marathon Oil Corp.	75	1,019
Marathon Petroleum Corp.	264	15,906
Markel Corp. (b)	43	49,156
Marsh & McLennan Cos., Inc.	703	78,321
Mastercard, Inc. Class A	823	245,740
Maxim Integrated Products, Inc.	280	17,223
McCormick & Co., Inc.	213	36,152
McDonald's Corp.	500	98,805
McKesson Corp.	146	20,195
Medtronic PLC	453	51,393
Merck & Co., Inc.	2,860	260,117
MetLife, Inc.	334	17,024
Mettler-Toledo International, Inc. (b)	35	27,765
MGM Resorts International	152	5,057
Micron Technology, Inc. (b)	482	25,922
Microsoft Corp.	3,373	531,922
Molson Coors Brewing Co. Class B	60	3,234
Mondelez International, Inc. Class A	333	18,342
Monster Beverage Corp. (b)	334	21,226
Moody's Corp.	11	2,612
Morgan Stanley	318	16,256
Mosaic Co.	90	1,948
Motorola Solutions, Inc.	362	58,333
Mylan NV (b)	381	7,658
National Oilwell Varco, Inc.	95	2,380
National Retail Properties, Inc. REIT	473	25,362
NetApp, Inc.	158	9,836
Newell Brands, Inc.	99	1,903
Newmont Goldcorp Corp.	2,322	100,891
NextEra Energy, Inc.	395	95,653
Nielsen Holdings PLC	151	3,065
NIKE, Inc. Class B	1,258	127,448
NiSource, Inc.	151	4,204
Noble Energy, Inc.	56	1,391
Nordstrom, Inc.	21	860
Norfolk Southern Corp.	56	10,871
Northrop Grumman Corp.	134	46,092
Norwegian Cruise Line Holdings, Ltd. (b)	75	4,381
Nucor Corp.	80	4,502
NVIDIA Corp.	366	86,120
NVR, Inc. (b)	3	11,425
Occidental Petroleum Corp.	387	15,948
Old Dominion Freight Line, Inc.	75	14,233
Omnicom Group, Inc.	244	19,769
ONEOK, Inc.	60	4,540
Oracle Corp.	2,016	106,808
O'Reilly Automotive, Inc. (b)	59	25,857
PACCAR, Inc.	66	5,221
Security Description	Shares	Value
Packaging Corp. of America	100	$11,199
Paychex, Inc.	1,032	87,782
PayPal Holdings, Inc. (b)	45	4,868
People's United Financial, Inc.	113	1,910
PepsiCo, Inc.	1,779	243,136
Pfizer, Inc.	5,391	211,219
Philip Morris International, Inc.	210	17,869
Phillips 66	123	13,703
Pinnacle West Capital Corp.	275	24,731
Pioneer Natural Resources Co.	20	3,027
PNC Financial Services Group, Inc.	126	20,113
PPG Industries, Inc.	96	12,815
PPL Corp.	166	5,956
Principal Financial Group, Inc.	107	5,885
Procter & Gamble Co.	2,224	277,778
Progressive Corp.	788	57,043
Prologis, Inc. REIT	101	9,003
Prudential Financial, Inc.	206	19,310
Public Service Enterprise Group, Inc.	36	2,126
Public Storage REIT	363	77,304
PulteGroup, Inc.	126	4,889
QUALCOMM, Inc.	93	8,205
Quest Diagnostics, Inc.	27	2,883
Raymond James Financial, Inc.	75	6,710
Raytheon Co.	175	38,454
Realty Income Corp. REIT	298	21,942
Regeneron Pharmaceuticals, Inc. (b)	95	35,671
Regions Financial Corp.	282	4,839
RenaissanceRe Holdings, Ltd.	151	29,599
Republic Services, Inc.	881	78,964
ResMed, Inc.	126	19,526
Robert Half International, Inc.	142	8,967
Rockwell Automation, Inc.	140	28,374
Rollins, Inc.	111	3,681
Ross Stores, Inc.	530	61,703
Royal Caribbean Cruises, Ltd.	27	3,605
Schlumberger, Ltd.	264	10,613
Seagate Technology PLC	15	893
SEI Investments Co.	146	9,560
Sempra Energy	81	12,270
Simon Property Group, Inc. REIT	1	149
Sirius XM Holdings, Inc. (a)	901	6,442
Skyworks Solutions, Inc.	152	18,374
Snap-on, Inc.	75	12,705
Southern Co.	1,374	87,524
Southwest Airlines Co.	96	5,182
Spirit AeroSystems Holdings, Inc. Class A	75	5,466
Starbucks Corp.	462	40,619
State Street Corp. (f)	160	12,656
Steel Dynamics, Inc.	200	6,808
Stryker Corp.	85	17,845
Synchrony Financial	271	9,759
Sysco Corp.	391	33,446
T Rowe Price Group, Inc.	250	30,460

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Tapestry, Inc.	234	$6,311
Targa Resources Corp.	75	3,062
Target Corp.	141	18,078
TD Ameritrade Holding Corp.	205	10,189
Teradyne, Inc.	200	13,638
Texas Instruments, Inc.	935	119,951
Textron, Inc.	30	1,338
Thermo Fisher Scientific, Inc.	50	16,243
TJX Cos., Inc.	1,838	112,228
T-Mobile US, Inc. (b)	151	11,841
Tractor Supply Co.	46	4,298
Travelers Cos., Inc.	313	42,865
Truist Financial Corp.	378	21,289
Tyler Technologies, Inc. (b)	100	30,002
Tyson Foods, Inc. Class A	181	16,478
UDR, Inc. REIT	520	24,284
UGI Corp.	75	3,387
Ulta Salon Cosmetics & Fragrance, Inc. (b)	56	14,176
Union Pacific Corp.	554	100,158
United Parcel Service, Inc. Class B	60	7,024
United Technologies Corp.	107	16,024
UnitedHealth Group, Inc.	203	59,678
Universal Health Services, Inc. Class B	45	6,456
Unum Group	111	3,237
US Bancorp	553	32,787
Valero Energy Corp.	152	14,235
Varian Medical Systems, Inc. (b)	28	3,976
Veeva Systems, Inc. Class A (b)	100	14,066
Ventas, Inc. REIT	339	19,574
VeriSign, Inc. (b)	95	18,305
Verizon Communications, Inc.	2,330	143,062
VF Corp.	270	26,908
ViacomCBS, Inc. Class B	241	10,115
Visa, Inc. Class A	1,824	342,730
Voya Financial, Inc.	42	2,561
W.W. Grainger, Inc.	60	20,311
WABCO Holdings, Inc. (b)	175	23,712
Walmart, Inc.	816	96,973
Walgreens Boots Alliance, Inc.	341	20,105
Walt Disney Co.	418	60,455
Waste Management, Inc.	926	105,527
Waters Corp. (b)	80	18,692
WEC Energy Group, Inc.	571	52,663
Wells Fargo & Co.	1,519	81,722
Welltower, Inc. REIT	291	23,798
Western Digital Corp.	131	8,315
Western Union Co. (a)	2,101	56,265
Westinghouse Air Brake Technologies Corp.	33	2,567
Westrock Co.	81	3,476
Weyerhaeuser Co. REIT	126	3,805
Whirlpool Corp.	26	3,836
Williams Cos., Inc.	281	6,665
Willis Towers Watson PLC	45	9,087
Security Description	Shares	Value
WP Carey, Inc. REIT	376	$30,095
WR Berkley Corp.	551	38,074
Xcel Energy, Inc.	1,036	65,776
Xerox Holdings Corp.	113	4,166
Xilinx, Inc.	212	20,727
Yum! Brands, Inc.	656	66,079
Zimmer Biomet Holdings, Inc.	36	5,388
Zions Bancorp NA	75	3,894
Zoetis, Inc.	105	13,897
		15,247,947
TOTAL COMMON STOCKS (Cost $22,852,335)		25,626,068

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA, (expiring 1/21/20) (b) (Cost: $450)	953	452
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (g) (h)	9,807	9,808
State Street Navigator Securities Lending Portfolio II (i) (j)	156,846	156,846
TOTAL SHORT-TERM INVESTMENTS (Cost $166,654)		166,654
TOTAL INVESTMENTS — 100.3% (Cost $23,019,439)		25,793,174
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(78,172)
NET ASSETS — 100.0%		$25,715,002
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$25,626,068	$—	$—	$25,626,068
Rights	452	—	—	452
Short-Term Investments	166,654	—	—	166,654
TOTAL INVESTMENTS	$25,793,174	$—	$—	$25,793,174
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Corp.	60	$3,551	$7,430	$—	$—	$1,675	160	$12,656	$83
State Street Institutional Liquid Reserves Fund, Premier Class	35,315	30,339	493,951	514,479	(3)	—	9,807	9,808	251
State Street Navigator Securities Lending Portfolio II	—	—	667,734	510,888	—	—	156,846	156,846	208
State Street Navigator Securities Lending Portfolio III	307,622	307,622	294,669	602,291	—	—	—	—	119
Total		$341,512	$1,463,784	$1,627,658	$(3)	$1,675		$179,310	$661
See accompanying notes to schedule of investments.

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.6%
Bombardier, Inc. Class B (a)	31,269	$46,539
CAE, Inc.	3,900	103,398
		149,937
AIRLINES — 0.6%
Air Canada (a)	3,524	131,829
AUTO COMPONENTS — 1.0%
Magna International, Inc.	4,094	224,787
BANKS — 24.6%
Bank of Montreal	9,384	728,287
Bank of Nova Scotia	17,938	1,014,654
Canadian Imperial Bank of Commerce	6,538	544,821
National Bank of Canada	4,923	273,645
Royal Bank of Canada	21,087	1,670,861
Toronto-Dominion Bank	26,731	1,501,306
		5,733,574
CAPITAL MARKETS — 3.5%
Brookfield Asset Management, Inc. Class A	12,576	727,648
CI Financial Corp.	3,248	54,377
IGM Financial, Inc. (b)	1,327	38,150
		820,175
CHEMICALS — 1.7%
Nutrien, Ltd.	8,416	403,488
COMMERCIAL SERVICES & SUPPLIES — 1.8%
Ritchie Bros Auctioneers, Inc.	1,575	67,676
Waste Connections, Inc.	3,857	350,826
		418,502
CONSTRUCTION & ENGINEERING — 0.5%
WSP Global, Inc.	1,535	104,961
CONTAINERS & PACKAGING — 0.4%
CCL Industries, Inc. Class B	2,133	90,995
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Onex Corp.	1,220	77,307
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
BCE, Inc.	13,216	613,129
TELUS Corp.	8,830	342,373
		955,502
ELECTRIC UTILITIES — 2.2%
Emera, Inc.	3,527	151,742
Fortis, Inc.	6,377	264,964
Hydro One, Ltd. (c)	4,605	89,064
		505,770
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.6%
Canadian Apartment Properties REIT	2,305	94,227
Security Description	Shares	Value
Choice Properties Real Estate Investment Trust	3,770	$40,440
First Capital Real Estate Investment Trust	2,872	45,779
H&R Real Estate Investment Trust	4,138	67,331
RioCan Real Estate Investment Trust	4,508	93,028
SmartCentres Real Estate Investment Trust	1,285	30,927
		371,732
FOOD & STAPLES RETAILING — 3.5%
Alimentation Couche-Tard, Inc. Class B	12,436	395,209
Empire Co., Ltd. Class A	2,529	59,405
George Weston, Ltd.	1,051	83,497
Loblaw Cos., Ltd.	2,575	133,044
Metro, Inc.	3,729	154,106
		825,261
FOOD PRODUCTS — 0.5%
Saputo, Inc.	4,075	126,327
GAS UTILITIES — 0.3%
AltaGas, Ltd.	4,047	61,731
HOTELS, RESTAURANTS & LEISURE — 1.5%
Restaurant Brands International, Inc.	4,110	262,368
Stars Group, Inc. (a)	3,312	86,558
		348,926
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Northland Power, Inc. (b)	2,314	48,537
INSURANCE — 7.5%
Fairfax Financial Holdings, Ltd.	371	174,446
Great-West Lifeco, Inc.	3,394	87,052
iA Financial Corp., Inc.	1,568	86,251
Intact Financial Corp.	2,034	220,254
Manulife Financial Corp.	28,629	581,963
Power Corp. of Canada	4,397	113,422
Power Financial Corp. (b)	3,515	94,709
Sun Life Financial, Inc.	8,683	396,468
		1,754,565
IT SERVICES — 3.8%
CGI, Inc. (a)	3,509	294,061
Shopify, Inc. Class A (a)	1,508	600,409
		894,470
MEDIA — 0.9%
Quebecor, Inc. Class B	2,616	66,855
Shaw Communications, Inc. Class B	6,605	134,214
		201,069
METALS & MINING — 7.2%
Agnico Eagle Mines, Ltd.	3,471	214,082
Barrick Gold Corp.	25,321	470,979
First Quantum Minerals, Ltd.	9,973	101,287
Franco-Nevada Corp.	2,715	280,744
Kinross Gold Corp. (a)	16,512	78,438

See accompanying notes to schedule of investments.

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Kirkland Lake Gold, Ltd.	2,870	$126,685
Lundin Mining Corp. (b)	9,496	56,826
Teck Resources, Ltd. Class B	8,049	139,783
Wheaton Precious Metals Corp.	6,568	195,710
		1,664,534
MULTI-UTILITIES — 0.9%
Algonquin Power & Utilities Corp.	7,262	102,875
Atco, Ltd. Class I	1,485	56,995
Canadian Utilities, Ltd. Class A	1,798	54,311
		214,181
MULTILINE RETAIL — 1.0%
Canadian Tire Corp., Ltd. Class A	848	91,388
Dollarama, Inc.	4,303	148,096
		239,484
OIL, GAS & CONSUMABLE FUELS — 17.8%
Cameco Corp.	5,870	52,238
Canadian Natural Resources, Ltd.	17,067	552,777
Cenovus Energy, Inc.	14,956	152,241
Enbridge, Inc.	29,681	1,181,747
Encana Corp. (b)	18,408	86,309
Husky Energy, Inc.	4,446	35,726
Imperial Oil, Ltd.	3,408	90,276
Inter Pipeline, Ltd.	6,083	105,734
Keyera Corp.	3,105	81,459
Pembina Pipeline Corp.	7,498	278,295
PrairieSky Royalty, Ltd.	3,428	40,261
Suncor Energy, Inc.	22,699	744,993
TC Energy Corp.	13,701	730,720
		4,132,776
PHARMACEUTICALS — 0.4%
Aurora Cannabis, Inc. (a) (b)	14,629	31,475
Canopy Growth Corp. (a) (b)	3,451	72,679
		104,154
PROFESSIONAL SERVICES — 0.8%
Thomson Reuters Corp.	2,517	180,300
ROAD & RAIL — 6.4%
Canadian National Railway Co.	10,574	957,878
Canadian Pacific Railway, Ltd.	2,044	521,785
		1,479,663
SOFTWARE — 2.2%
BlackBerry, Ltd. (a)	7,904	50,895
Constellation Software, Inc.	290	282,041
Open Text Corp.	3,881	171,252
		504,188
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Canada Goose Holdings, Inc. (a) (b)	854	$30,959
Gildan Activewear, Inc.	2,958	87,571
		118,530
WIRELESS TELECOMMUNICATION SERVICES — 1.2%
Rogers Communications, Inc. Class B	5,422	269,605
TOTAL COMMON STOCKS (Cost $21,308,035)		23,156,860
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	5,179	5,179
State Street Navigator Securities Lending Portfolio II (f) (g)	405,735	405,735
TOTAL SHORT-TERM INVESTMENTS (Cost $410,914)		410,914
TOTAL INVESTMENTS — 101.3% (Cost $21,718,949)		23,567,774
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(308,856)
NET ASSETS — 100.0%		$23,258,918
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$23,156,860	$—	$—	$23,156,860
Short-Term Investments	410,914	—	—	410,914
TOTAL INVESTMENTS	$23,567,774	$—	$—	$23,567,774
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,772	$13,773	$372,449	$381,043	$—	$—	5,179	$5,179	$196
State Street Navigator Securities Lending Portfolio II	—	—	2,777,189	2,371,454	—	—	405,735	405,735	4,163
State Street Navigator Securities Lending Portfolio III	916,834	916,834	274,760	1,191,594	—	—	—	—	2,665
Total		$930,607	$3,424,398	$3,944,091	$—	$—		$410,914	$7,024
See accompanying notes to schedule of investments.

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.8%
AEROSPACE & DEFENSE — 1.2%
MTU Aero Engines AG	249	$71,161
AIR FREIGHT & LOGISTICS — 3.0%
Deutsche Post AG	4,760	181,719
AIRLINES — 0.7%
Deutsche Lufthansa AG	2,303	42,422
AUTO COMPONENTS — 1.1%
Continental AG	522	67,536
AUTOMOBILES — 10.3%
Bayerische Motoren Werke AG	1,548	127,090
Bayerische Motoren Werke AG Preference Shares	272	16,808
Daimler AG	3,858	213,802
Porsche Automobil Holding SE Preference Shares	742	55,504
Volkswagen AG	154	29,949
Volkswagen AG Preference Shares	888	175,672
		618,825
BANKS — 0.5%
Commerzbank AG	4,819	29,843
CAPITAL MARKETS — 3.5%
Deutsche Bank AG	9,368	72,736
Deutsche Boerse AG	877	137,968
		210,704
CHEMICALS — 7.7%
BASF SE	4,465	337,555
Covestro AG (a)	817	38,013
Evonik Industries AG	806	24,618
Symrise AG	619	65,175
		465,361
CONSTRUCTION & ENGINEERING — 0.4%
HOCHTIEF AG	169	21,569
CONSTRUCTION MATERIALS — 0.9%
HeidelbergCement AG	717	52,282
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.5%
Deutsche Telekom AG	15,769	257,899
Telefonica Deutschland Holding AG	4,062	11,782
		269,681
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Sartorius AG Preference Shares	166	35,553
Siemens Healthineers AG (a)	727	34,943
		70,496
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Fresenius Medical Care AG & Co. KGaA	1,017	75,299
Fresenius SE & Co. KGaA	1,991	112,147
		187,446
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 2.2%
Henkel AG & Co. KGaA Preference Shares	845	$87,453
Henkel AG & Co. KGaA	489	46,108
		133,561
INDUSTRIAL CONGLOMERATES — 8.5%
Siemens AG	3,919	512,668
INSURANCE — 13.0%
Allianz SE	2,056	504,036
Hannover Rueck SE	290	56,088
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	702	207,243
Talanx AG	256	12,696
		780,063
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Zalando SE (a) (b)	714	36,210
IT SERVICES — 1.1%
Wirecard AG	554	66,851
MACHINERY — 0.4%
Knorr-Bremse AG	233	23,735
MEDIA — 0.2%
RTL Group SA	189	9,330
METALS & MINING — 0.5%
Thyssenkrupp AG	2,386	32,247
MULTI-UTILITIES — 3.3%
E.ON SE	10,503	112,284
RWE AG	2,814	86,391
		198,675
PERSONAL PRODUCTS — 0.9%
Beiersdorf AG	476	56,984
PHARMACEUTICALS — 7.4%
Bayer AG	4,532	370,397
Merck KGaA	627	74,146
		444,543
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.5%
Deutsche Wohnen SE	1,744	71,297
Vonovia SE	2,628	141,597
		212,894
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Infineon Technologies AG	6,050	137,928
SOFTWARE — 11.0%
SAP SE	4,887	660,034
TEXTILES, APPAREL & LUXURY GOODS — 4.8%
adidas AG	889	289,192
TOTAL COMMON STOCKS (Cost $6,330,885)		5,883,960

See accompanying notes to schedule of investments.

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e) (Cost $1,276)	1,276	$1,276
TOTAL INVESTMENTS — 97.8% (Cost $6,332,161)		5,885,236
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%		133,140
NET ASSETS — 100.0%		$6,018,376

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,883,960	$—	$—	$5,883,960
Short-Term Investment	1,276	—	—	1,276
TOTAL INVESTMENTS	$5,885,236	$—	$—	$5,885,236
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	855	$855	$2,441	$2,020	$—	$—	1,276	$1,276	$5
See accompanying notes to schedule of investments.

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIRLINES — 0.2%
Cathay Pacific Airways, Ltd.	9,000	$13,306
AUTOMOBILES — 1.8%
Geely Automobile Holdings, Ltd.	73,000	142,781
BANKS — 3.5%
Bank of East Asia, Ltd.	27,081	60,475
Hang Seng Bank, Ltd.	10,400	214,893
		275,368
CAPITAL MARKETS — 7.0%
Hong Kong Exchanges & Clearing, Ltd.	17,100	555,238
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
HKT Trust & HKT, Ltd.	49,000	69,050
ELECTRIC UTILITIES — 6.5%
CK Infrastructure Holdings, Ltd.	8,500	60,490
CLP Holdings, Ltd.	26,000	273,287
HK Electric Investments & HK Electric Investments, Ltd. Class SS Stapled Security	32,500	32,034
Power Assets Holdings, Ltd.	19,500	142,650
		508,461
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.0%
Link REIT	30,000	317,642
FOOD & STAPLES RETAILING — 0.7%
Dairy Farm International Holdings, Ltd.	4,300	24,553
Sun Art Retail Group, Ltd.	25,000	30,320
		54,873
FOOD PRODUCTS — 1.6%
WH Group, Ltd. (a)	123,500	127,592
GAS UTILITIES — 4.9%
China Gas Holdings, Ltd.	29,800	111,676
Hong Kong & China Gas Co., Ltd.	142,000	277,374
		389,050
HEALTH CARE TECHNOLOGY — 0.8%
Alibaba Health Information Technology, Ltd. (b)	56,000	64,683
HOTELS, RESTAURANTS & LEISURE — 8.4%
Galaxy Entertainment Group, Ltd.	29,000	213,635
Melco Resorts & Entertainment, Ltd. ADR	6,535	157,951
MGM China Holdings, Ltd.	11,600	18,937
Sands China, Ltd.	34,800	186,018
SJM Holdings, Ltd.	27,000	30,736
Wynn Macau, Ltd.	20,800	51,254
		658,531
HOUSEHOLD DURABLES — 0.7%
Haier Electronics Group Co., Ltd.	17,000	53,126
INDUSTRIAL CONGLOMERATES — 9.2%
CK Hutchison Holdings, Ltd.	38,500	367,123
Security Description	Shares	Value
Fosun International, Ltd.	36,000	$52,486
Jardine Matheson Holdings, Ltd.	3,600	200,160
Jardine Strategic Holdings, Ltd.	2,500	76,625
NWS Holdings, Ltd.	20,000	28,030
		724,424
INSURANCE — 23.2%
AIA Group, Ltd.	174,000	1,826,690
MACHINERY — 2.0%
Techtronic Industries Co., Ltd.	19,500	159,042
PHARMACEUTICALS — 3.7%
CSPC Pharmaceutical Group, Ltd.	68,000	162,150
Sino Biopharmaceutical, Ltd.	91,000	127,300
		289,450
REAL ESTATE MANAGEMENT & DEVELOPMENT — 18.1%
CK Asset Holdings, Ltd.	35,000	252,669
Hang Lung Properties, Ltd.	27,000	59,255
Henderson Land Development Co., Ltd.	18,700	91,798
Hongkong Land Holdings, Ltd.	17,000	97,750
Kerry Properties, Ltd.	8,500	27,000
New World Development Co., Ltd.	82,000	112,395
Shimao Property Holdings, Ltd.	14,500	56,200
Sino Land Co., Ltd.	43,450	63,125
Sun Hung Kai Properties, Ltd.	21,000	321,530
Swire Pacific, Ltd. Class A	7,000	65,043
Swire Pacific, Ltd. Class B	12,500	18,706
Swire Properties, Ltd.	15,000	49,764
Wharf Holdings, Ltd.	15,000	38,155
Wharf Real Estate Investment Co., Ltd.	16,000	97,641
Wheelock & Co., Ltd.	11,000	73,340
		1,424,371
ROAD & RAIL — 1.6%
MTR Corp., Ltd.	22,000	130,021
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
ASM Pacific Technology, Ltd.	4,400	61,044
SPECIALTY RETAIL — 0.2%
Chow Tai Fook Jewellery Group, Ltd.	15,200	14,533
TOTAL COMMON STOCKS (Cost $7,456,579)		7,859,276
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d) (Cost $10,153)	10,152	10,153
TOTAL INVESTMENTS — 99.9% (Cost $7,466,732)		7,869,429
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		8,149
NET ASSETS — 100.0%		$7,877,578

See accompanying notes to schedule of investments.

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,859,276	$—	$—	$7,859,276
Short-Term Investment	10,153	—	—	10,153
TOTAL INVESTMENTS	$7,869,429	$—	$—	$7,869,429
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	491	$491	$116,132	$106,470	$—	$—	10,152	$10,153	$62
See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.3%
SG Holdings Co., Ltd.	300	$6,791
Yamato Holdings Co., Ltd.	800	13,744
		20,535
AIRLINES — 0.5%
ANA Holdings, Inc.	600	20,108
Japan Airlines Co., Ltd.	700	21,881
		41,989
AUTO COMPONENTS — 2.5%
Aisin Seiki Co., Ltd.	400	14,980
Bridgestone Corp. (a)	1,200	44,941
Denso Corp.	1,000	45,696
Koito Manufacturing Co., Ltd.	300	14,079
NGK Spark Plug Co., Ltd.	400	7,855
NOK Corp.	200	3,020
Stanley Electric Co., Ltd.	300	8,778
Sumitomo Electric Industries, Ltd.	1,600	24,322
Sumitomo Rubber Industries, Ltd. (a)	300	3,691
Toyoda Gosei Co., Ltd.	200	5,052
Toyota Boshoku Corp.	200	3,248
Toyota Industries Corp.	300	17,474
Yokohama Rubber Co., Ltd.	300	5,883
		199,019
AUTOMOBILES — 7.3%
Honda Motor Co., Ltd.	3,400	96,955
Isuzu Motors, Ltd.	1,200	14,344
Mazda Motor Corp.	1,300	11,221
Mitsubishi Motors Corp.	1,400	5,900
Nissan Motor Co., Ltd.	5,100	29,851
Subaru Corp.	1,300	32,460
Suzuki Motor Corp.	800	33,619
Toyota Motor Corp.	4,800	340,715
Yamaha Motor Co., Ltd. (a)	600	12,163
		577,228
BANKS — 5.2%
Aozora Bank, Ltd.	300	7,981
Chiba Bank, Ltd.	1,600	9,319
Concordia Financial Group, Ltd.	2,400	9,982
Fukuoka Financial Group, Inc.	400	7,748
Mebuki Financial Group, Inc.	2,400	6,183
Mitsubishi UFJ Financial Group, Inc.	24,500	133,733
Mizuho Financial Group, Inc.	49,000	75,884
Resona Holdings, Inc.	4,800	21,157
Seven Bank, Ltd.	1,300	4,282
Shizuoka Bank, Ltd.	1,000	7,527
Sumitomo Mitsui Financial Group, Inc.	2,700	100,323
Sumitomo Mitsui Trust Holdings, Inc.	600	23,945
		408,064
BEVERAGES — 1.3%
Asahi Group Holdings, Ltd. (a)	900	41,267
Coca-Cola Bottlers Japan Holdings, Inc. (a)	200	5,136
Ito En, Ltd.	100	5,043
Security Description	Shares	Value
Kirin Holdings Co., Ltd.	1,800	$39,586
Suntory Beverage & Food, Ltd.	200	8,364
		99,396
BIOTECHNOLOGY — 0.1%
PeptiDream, Inc. (b)	100	5,153
BUILDING PRODUCTS — 1.5%
AGC, Inc.	400	14,465
Daikin Industries, Ltd.	600	85,300
LIXIL Group Corp.	500	8,691
TOTO, Ltd.	300	12,809
		121,265
CAPITAL MARKETS — 1.1%
Daiwa Securities Group, Inc.	3,500	17,810
Japan Exchange Group, Inc.	1,200	21,311
Nomura Holdings, Inc.	7,200	37,327
SBI Holdings, Inc.	400	8,521
		84,969
CHEMICALS — 4.4%
Air Water, Inc.	400	5,889
Asahi Kasei Corp.	2,800	31,794
Daicel Corp.	600	5,792
DIC Corp.	200	5,585
Hitachi Chemical Co., Ltd.	200	8,420
JSR Corp.	400	7,406
Kansai Paint Co., Ltd.	400	9,853
Kuraray Co., Ltd.	800	9,798
Mitsubishi Chemical Holdings Corp.	3,000	22,567
Mitsubishi Gas Chemical Co., Inc.	400	6,162
Mitsui Chemicals, Inc.	500	12,330
Nippon Paint Holdings Co., Ltd.	300	15,569
Nissan Chemical Corp.	200	8,456
Nitto Denko Corp.	400	22,747
Shin-Etsu Chemical Co., Ltd.	900	99,876
Showa Denko KK	300	8,003
Sumitomo Chemical Co., Ltd.	3,600	16,497
Taiyo Nippon Sanso Corp.	400	8,937
Teijin, Ltd.	400	7,527
Toray Industries, Inc.	3,200	21,822
Tosoh Corp.	600	9,358
		344,388
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Dai Nippon Printing Co., Ltd.	500	13,619
Park24 Co., Ltd.	300	7,368
Secom Co., Ltd.	500	44,983
Sohgo Security Services Co., Ltd.	100	5,447
Toppan Printing Co., Ltd.	600	12,483
		83,900
CONSTRUCTION & ENGINEERING — 0.9%
JGC Holdings Corp.	500	8,074
Kajima Corp.	1,000	13,416
Obayashi Corp.	1,400	15,678
Shimizu Corp.	1,300	13,350

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Taisei Corp.	400	$16,729
		67,247
CONSUMER FINANCE — 0.2%
Acom Co., Ltd.	700	3,201
AEON Financial Service Co., Ltd.	300	4,768
Credit Saison Co., Ltd.	400	6,997
		14,966
CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	400	6,957
DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	200	5,289
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,100	7,146
ORIX Corp.	2,700	44,994
Tokyo Century Corp.	100	5,383
		57,523
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Nippon Telegraph & Telephone Corp.	4,800	121,772
ELECTRIC UTILITIES — 1.0%
Chubu Electric Power Co., Inc.	1,500	21,277
Chugoku Electric Power Co., Inc.	700	9,211
Kansai Electric Power Co., Inc.	1,600	18,617
Kyushu Electric Power Co., Inc.	900	7,826
Tohoku Electric Power Co., Inc.	1,100	10,952
Tokyo Electric Power Co. Holdings, Inc. (b)	3,100	13,321
		81,204
ELECTRICAL EQUIPMENT — 1.7%
Fuji Electric Co., Ltd.	200	6,156
Mabuchi Motor Co., Ltd.	100	3,819
Mitsubishi Electric Corp.	4,200	57,913
Nidec Corp.	500	69,036
		136,924
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.5%
Alps Alpine Co., Ltd.	400	9,172
Hamamatsu Photonics KK	300	12,409
Hirose Electric Co., Ltd.	105	13,556
Hitachi High-Technologies Corp.	200	14,244
Hitachi, Ltd.	2,000	85,135
Keyence Corp.	400	141,670
Kyocera Corp.	700	48,180
Murata Manufacturing Co., Ltd.	1,300	80,697
Omron Corp.	400	23,630
Shimadzu Corp.	600	18,992
TDK Corp.	300	34,203
Yaskawa Electric Corp.	500	19,186
Yokogawa Electric Corp.	600	10,650
		511,724
ENTERTAINMENT — 1.6%
DeNA Co., Ltd.	300	4,845
Security Description	Shares	Value
Konami Holdings Corp.	200	$8,254
Nexon Co., Ltd. (b)	900	12,008
Nintendo Co., Ltd.	200	80,920
Square Enix Holdings Co., Ltd.	200	9,993
Toho Co., Ltd.	300	12,547
		128,567
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.9%
Daiwa House REIT Investment Corp.	3	7,829
GLP J-REIT	7	8,689
Japan Retail Fund Investment Corp. REIT	5	10,734
Nippon Prologis REIT, Inc.	4	10,173
Nomura Real Estate Master Fund, Inc. REIT	8	13,663
Orix JREIT, Inc.	5	10,826
United Urban Investment Corp. REIT	5	9,367
		71,281
FOOD & STAPLES RETAILING — 1.7%
Aeon Co., Ltd.	1,400	29,056
FamilyMart Co., Ltd.	400	9,662
Lawson, Inc.	100	5,696
Matsumotokiyoshi Holdings Co., Ltd.	100	3,897
Seven & i Holdings Co., Ltd.	1,600	58,935
Sundrug Co., Ltd.	200	7,279
Tsuruha Holdings, Inc.	100	12,901
Welcia Holdings Co., Ltd.	100	6,395
		133,821
FOOD PRODUCTS — 1.6%
Ajinomoto Co., Inc.	1,100	18,371
Calbee, Inc.	100	3,271
Ezaki Glico Co., Ltd.	100	4,477
Kewpie Corp.	200	4,515
Kikkoman Corp.	400	19,765
MEIJI Holdings Co., Ltd.	200	13,582
NH Foods, Ltd.	200	8,300
Nichirei Corp.	200	4,693
Nisshin Seifun Group, Inc.	500	8,769
Nissin Foods Holdings Co., Ltd.	100	7,472
Toyo Suisan Kaisha, Ltd.	200	8,521
Yakult Honsha Co., Ltd.	300	16,646
Yamazaki Baking Co., Ltd.	300	5,380
		123,762
GAS UTILITIES — 0.4%
Osaka Gas Co., Ltd.	800	15,392
Tokyo Gas Co., Ltd.	800	19,519
		34,911
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Asahi Intecc Co., Ltd.	400	11,778
Hoya Corp.	800	76,927
Olympus Corp.	2,800	43,517
Sysmex Corp.	300	20,563
Terumo Corp.	1,400	50,048
		202,833

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.3%
Alfresa Holdings Corp.	400	$8,201
Medipal Holdings Corp.	400	8,881
Suzuken Co., Ltd.	200	8,217
		25,299
HEALTH CARE TECHNOLOGY — 0.3%
M3, Inc.	900	27,371
HOTELS, RESTAURANTS & LEISURE — 0.8%
McDonald's Holdings Co. Japan, Ltd.	200	9,643
Oriental Land Co., Ltd.	400	54,769
		64,412
HOUSEHOLD DURABLES — 3.9%
Casio Computer Co., Ltd.	400	8,064
Haseko Corp.	600	8,122
Iida Group Holdings Co., Ltd.	300	5,297
Nikon Corp.	800	9,894
Panasonic Corp.	4,700	44,524
Sekisui Chemical Co., Ltd.	900	15,768
Sekisui House, Ltd.	1,300	27,914
Sharp Corp.	400	6,202
Sony Corp.	2,700	183,876
		309,661
HOUSEHOLD PRODUCTS — 0.7%
Lion Corp.	500	9,777
Pigeon Corp. (a)	300	11,083
Unicharm Corp.	900	30,642
		51,502
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Electric Power Development Co., Ltd.	300	7,307
INDUSTRIAL CONGLOMERATES — 0.8%
Keihan Holdings Co., Ltd.	400	19,508
Toshiba Corp.	1,200	40,911
		60,419
INSURANCE — 3.0%
Dai-ichi Life Holdings, Inc.	2,300	38,444
Japan Post Holdings Co., Ltd.	3,000	28,323
Japan Post Insurance Co., Ltd.	200	3,427
MS&AD Insurance Group Holdings, Inc.	1,100	36,550
Sompo Holdings, Inc.	700	27,697
Sony Financial Holdings, Inc.	400	9,673
T&D Holdings, Inc.	1,200	15,404
Tokio Marine Holdings, Inc.	1,400	78,828
		238,346
INTERNET & CATALOG RETAIL — 0.2%
Rakuten, Inc. (a)	1,700	14,626
ZOZO, Inc.	100	1,921
		16,547
INTERACTIVE MEDIA & SERVICES — 0.5%
Kakaku.com, Inc.	300	7,710
Security Description	Shares	Value
LINE Corp. (b)	100	$4,923
Z Holdings Corp.	5,700	24,180
		36,813
IT SERVICES — 1.3%
Fujitsu, Ltd.	400	37,801
Itochu Techno-Solutions Corp.	200	5,659
Nomura Research Institute, Ltd.	600	12,908
NTT Data Corp.	1,400	18,899
Obic Co., Ltd.	100	13,582
Otsuka Corp.	200	8,051
SCSK Corp.	100	5,217
		102,117
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Bandai Namco Holdings, Inc.	400	24,407
Sega Sammy Holdings, Inc.	300	4,370
Shimano, Inc.	200	32,703
Yamaha Corp.	300	16,784
		78,264
MACHINERY — 4.8%
Amada Holdings Co., Ltd.	900	10,352
Daifuku Co., Ltd.	300	18,385
Ebara Corp.	200	6,119
FANUC Corp.	400	74,829
Hino Motors, Ltd.	500	5,346
Hitachi Construction Machinery Co., Ltd.	200	6,046
Hoshizaki Corp.	100	8,963
JTEKT Corp.	500	5,986
Komatsu, Ltd.	2,000	48,622
Kubota Corp. (a)	2,600	41,294
Makita Corp.	500	17,529
MINEBEA MITSUMI, Inc.	900	18,857
MISUMI Group, Inc.	600	15,028
Mitsubishi Heavy Industries, Ltd.	600	23,453
Nabtesco Corp. (a)	300	9,013
NGK Insulators, Ltd.	600	10,512
NSK, Ltd.	1,000	9,579
SMC Corp.	100	46,276
THK Co., Ltd.	200	5,462
		381,651
MARINE — 0.1%
Nippon Yusen KK	600	10,937
MEDIA — 0.5%
CyberAgent, Inc.	200	7,021
Dentsu, Inc. (a)	400	13,895
Fuji Media Holdings, Inc.	300	4,295
Hakuhodo DY Holdings, Inc.	400	6,507
Nippon Television Holdings, Inc.	300	4,036
Tokyo Broadcasting System Holdings, Inc.	200	3,434
		39,188
METALS & MINING — 0.9%
Hitachi Metals, Ltd.	500	7,421
JFE Holdings, Inc.	1,100	14,282
Mitsubishi Materials Corp.	300	8,218

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Nippon Steel Corp.	1,800	$27,395
Sumitomo Metal Mining Co., Ltd.	500	16,306
		73,622
MULTILINE RETAIL — 0.7%
Isetan Mitsukoshi Holdings, Ltd.	800	7,244
Izumi Co., Ltd.	100	3,621
J Front Retailing Co., Ltd.	600	8,447
Marui Group Co., Ltd.	500	12,275
Pan Pacific International Holdings Corp. (a)	1,200	19,997
Takashimaya Co., Ltd.	300	3,390
		54,974
OIL, GAS & CONSUMABLE FUELS — 0.8%
Idemitsu Kosan Co., Ltd.	264	7,361
Inpex Corp.	2,000	20,915
JXTG Holdings, Inc.	7,100	32,529
		60,805
PAPER & FOREST PRODUCTS — 0.1%
Oji Holdings Corp.	2,100	11,498
PERSONAL PRODUCTS — 1.9%
Kao Corp.	1,000	83,046
Kobayashi Pharmaceutical Co., Ltd.	100	8,530
Pola Orbis Holdings, Inc.	200	4,811
Shiseido Co., Ltd.	800	57,286
		153,673
PHARMACEUTICALS — 7.0%
Astellas Pharma, Inc.	4,000	68,829
Chugai Pharmaceutical Co., Ltd.	500	46,377
Daiichi Sankyo Co., Ltd.	1,300	86,463
Eisai Co., Ltd.	500	37,746
Hisamitsu Pharmaceutical Co., Inc.	200	9,846
Kyowa Kirin Co., Ltd.	600	14,206
Mitsubishi Tanabe Pharma Corp.	500	9,238
Nippon Shinyaku Co., Ltd.	200	17,428
Ono Pharmaceutical Co., Ltd.	800	18,418
Otsuka Holdings Co., Ltd.	900	40,439
Santen Pharmaceutical Co., Ltd.	800	15,356
Shionogi & Co., Ltd.	600	37,361
Sumitomo Dainippon Pharma Co., Ltd.	400	7,840
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,463
Takeda Pharmaceutical Co., Ltd.	3,300	131,544
		548,554
PROFESSIONAL SERVICES — 1.4%
Nihon M&A Center, Inc.	300	10,393
Persol Holdings Co., Ltd.	300	5,662
Recruit Holdings Co., Ltd.	2,500	94,295
		110,350
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.7%
Aeon Mall Co., Ltd.	200	3,567
Daito Trust Construction Co., Ltd.	200	24,808
Daiwa House Industry Co., Ltd.	1,300	40,552
Hulic Co., Ltd.	800	9,687
Security Description	Shares	Value
Mitsubishi Estate Co., Ltd.	2,700	$51,913
Mitsui Fudosan Co., Ltd.	1,900	46,715
Nomura Real Estate Holdings, Inc.	200	4,822
Sumitomo Realty & Development Co., Ltd.	700	24,554
Tokyu Fudosan Holdings Corp.	1,100	7,642
		214,260
ROAD & RAIL — 4.4%
Central Japan Railway Co.	400	80,975
East Japan Railway Co.	800	72,569
Hankyu Hanshin Holdings, Inc.	500	21,532
Keikyu Corp.	500	9,708
Keisei Electric Railway Co., Ltd.	300	11,705
Kintetsu Group Holdings Co., Ltd.	400	21,790
Kyushu Railway Co.	400	13,434
Nagoya Railroad Co., Ltd.	400	12,478
Odakyu Electric Railway Co., Ltd.	800	18,779
Seibu Holdings, Inc.	500	8,259
Tobu Railway Co., Ltd.	500	18,196
Tokyu Corp.	1,300	24,152
West Japan Railway Co.	400	34,749
		348,326
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Advantest Corp.	400	22,673
Renesas Electronics Corp. (b)	1,700	11,732
Rohm Co., Ltd.	200	16,158
SCREEN Holdings Co., Ltd.	100	6,892
SUMCO Corp. (a)	500	8,401
Tokyo Electron, Ltd.	300	66,046
		131,902
SOFTWARE — 0.2%
Trend Micro, Inc.	300	15,459
SPECIALTY RETAIL — 1.4%
Fast Retailing Co., Ltd.	100	59,811
Nitori Holdings Co., Ltd.	200	31,700
USS Co., Ltd.	500	9,506
Yamada Denki Co., Ltd.	1,400	7,446
		108,463
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Brother Industries, Ltd.	500	10,449
Canon, Inc. (a)	2,200	60,458
FUJIFILM Holdings Corp.	800	38,500
Konica Minolta, Inc.	1,100	7,217
NEC Corp.	500	20,796
Ricoh Co., Ltd.	1,500	16,453
Seiko Epson Corp.	600	9,137
		163,010
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Asics Corp. (a)	400	6,684

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
TOBACCO — 0.7%
Japan Tobacco, Inc. (a)	2,400	$53,720
TRADING COMPANIES & DISTRIBUTORS — 3.9%
ITOCHU Corp.	3,200	74,630
Marubeni Corp.	3,600	26,852
Mitsubishi Corp.	2,900	77,387
Mitsui & Co., Ltd.	3,500	62,673
MonotaRO Co., Ltd.	200	5,379
Sojitz Corp.	2,400	7,774
Sumitomo Corp.	2,400	35,865
Toyota Tsusho Corp.	400	14,207
		304,767
WIRELESS TELECOMMUNICATION SERVICES — 4.7%
KDDI Corp.	3,600	107,760
NTT DOCOMO, Inc.	2,500	69,887
Softbank Corp.	3,300	44,319
SoftBank Group Corp.	3,400	148,796
		370,762
TOTAL COMMON STOCKS (Cost $8,129,288)		7,865,350
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	411	411
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	19,620	$19,620
TOTAL SHORT-TERM INVESTMENTS (Cost $20,031)		20,031
TOTAL INVESTMENTS — 100.0% (Cost $8,149,319)		7,885,381
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(2,542)
NET ASSETS — 100.0%		$7,882,839
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,865,350	$—	$—	$7,865,350
Short-Term Investments	20,031	—	—	20,031
TOTAL INVESTMENTS	$7,885,381	$—	$—	$7,885,381
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	631	$631	$111,927	$112,147	$—	$—	411	$411	$45
State Street Navigator Securities Lending Portfolio II	—	—	508,847	489,227	—	—	19,620	19,620	47
State Street Navigator Securities Lending Portfolio III	743,609	743,609	132,063	875,672	—	—	—	—	62
Total		$744,240	$752,837	$1,477,046	$—	$—		$20,031	$154
See accompanying notes to schedule of investments.

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.7%
BAE Systems PLC	16,721	$125,110
Rolls-Royce Holdings PLC	10,078	91,213
		216,323
AIRLINES — 0.7%
easyJet PLC	1,418	26,759
International Consolidated Airlines Group SA	8,112	67,165
		93,924
AUTOMOBILES — 0.6%
Fiat Chrysler Automobiles NV	5,744	85,070
BANKS — 12.1%
Barclays PLC	90,046	214,290
HSBC Holdings PLC	105,711	828,901
Lloyds Banking Group PLC	365,132	302,318
Royal Bank of Scotland Group PLC	23,944	76,223
Standard Chartered PLC	16,674	157,361
		1,579,093
BEVERAGES — 4.4%
Coca-Cola European Partners PLC	1,017	51,745
Diageo PLC	12,295	521,291
		573,036
CAPITAL MARKETS — 3.4%
3i Group PLC	5,007	72,831
Hargreaves Lansdown PLC	1,476	37,836
Investec PLC	3,517	20,645
London Stock Exchange Group PLC	1,825	187,369
Schroders PLC	679	29,989
St James's Place PLC	2,791	43,056
Standard Life Aberdeen PLC	11,819	51,371
		443,097
CHEMICALS — 0.7%
Croda International PLC	680	46,123
Johnson Matthey PLC	1,026	40,721
		86,844
COMMERCIAL SERVICES & SUPPLIES — 0.6%
G4S PLC	8,355	24,129
Rentokil Initial PLC	9,787	58,733
		82,862
CONTAINERS & PACKAGING — 0.3%
DS Smith PLC	6,883	35,032
DIVERSIFIED FINANCIAL SERVICES — 0.3%
M&G PLC (a)	13,781	43,304
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
BT Group PLC	43,916	111,957
ELECTRIC UTILITIES — 0.8%
SSE PLC	5,260	100,237
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.6%
Melrose Industries PLC	24,984	$79,467
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Halma PLC	2,003	56,148
ENERGY EQUIPMENT & SERVICES — 0.4%
TechnipFMC PLC	2,152	46,139
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
British Land Co. PLC REIT	4,826	40,840
Land Securities Group PLC REIT	3,673	48,172
Segro PLC REIT	5,675	67,451
		156,463
FOOD & STAPLES RETAILING — 1.8%
J Sainsbury PLC	11,201	34,114
Tesco PLC	50,602	171,073
Wm Morrison Supermarkets PLC	12,197	32,284
		237,471
FOOD PRODUCTS — 0.5%
Associated British Foods PLC	1,877	64,601
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
ConvaTec Group PLC (b)	8,113	21,329
Smith & Nephew PLC	4,565	110,820
		132,149
HEALTH CARE PROVIDERS & SERVICES — 0.1%
NMC Health PLC (c)	635	14,864
HOTELS, RESTAURANTS & LEISURE — 2.7%
Carnival PLC	824	39,778
Compass Group PLC	8,268	207,012
InterContinental Hotels Group PLC	893	61,611
Whitbread PLC	709	45,516
		353,917
HOUSEHOLD DURABLES — 1.5%
Barratt Developments PLC	5,366	53,073
Berkeley Group Holdings PLC	619	39,845
Persimmon PLC	1,670	59,622
Taylor Wimpey PLC	16,590	42,505
		195,045
HOUSEHOLD PRODUCTS — 2.3%
Reckitt Benckiser Group PLC	3,693	299,849
INDUSTRIAL CONGLOMERATES — 0.7%
DCC PLC	503	43,606
Smiths Group PLC	2,098	46,887
		90,493
INSURANCE — 4.6%
Admiral Group PLC	1,182	36,156
Aviva PLC	20,438	113,364
Direct Line Insurance Group PLC	7,282	30,146
Legal & General Group PLC	31,114	124,891

See accompanying notes to schedule of investments.

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Prudential PLC	13,543	$259,967
RSA Insurance Group PLC	5,466	40,956
		605,480
INTERACTIVE MEDIA & SERVICES — 0.3%
Auto Trader Group PLC (b)	4,703	37,045
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Ocado Group PLC (a)	2,451	41,529
MACHINERY — 1.0%
CNH Industrial NV	5,194	57,078
Spirax-Sarco Engineering PLC	389	45,813
Weir Group PLC	1,397	27,936
		130,827
MEDIA — 2.3%
Informa PLC	6,532	74,159
ITV PLC	18,883	37,773
Liberty Global PLC Class A (a)	695	15,804
Liberty Global PLC Class C (a)	2,127	46,358
Pearson PLC	4,141	34,945
WPP PLC	6,462	91,298
		300,337
METALS & MINING — 6.3%
Anglo American PLC	6,595	189,849
Antofagasta PLC	1,864	22,639
BHP Group PLC	10,712	252,141
Evraz PLC	2,435	13,032
Fresnillo PLC (c)	993	8,422
Rio Tinto PLC	5,589	333,403
		819,486
MULTI-UTILITIES — 2.0%
Centrica PLC	30,561	36,154
National Grid PLC	17,797	222,634
		258,788
MULTILINE RETAIL — 0.7%
Marks & Spencer Group PLC	10,336	29,234
Next PLC	658	61,175
		90,409
OIL, GAS & CONSUMABLE FUELS — 14.4%
BP PLC	106,489	665,293
Royal Dutch Shell PLC Class A	21,525	637,316
Royal Dutch Shell PLC Class B	19,410	575,852
		1,878,461
PAPER & FOREST PRODUCTS — 0.5%
Mondi PLC	2,534	59,501
PERSONAL PRODUCTS — 2.5%
Unilever PLC	5,750	331,391
PHARMACEUTICALS — 10.1%
AstraZeneca PLC	6,846	689,897
GlaxoSmithKline PLC	26,025	613,340
Security Description	Shares	Value
Hikma Pharmaceuticals PLC	743	$19,597
		1,322,834
PROFESSIONAL SERVICES — 3.7%
Experian PLC	4,733	160,012
Intertek Group PLC	840	65,120
RELX PLC	10,128	255,662
		480,794
SOFTWARE — 0.8%
AVEVA Group PLC	326	20,108
Micro Focus International PLC	1,728	24,352
Sage Group PLC	5,466	54,236
		98,696
SPECIALTY RETAIL — 0.4%
JD Sports Fashion PLC	2,183	24,217
Kingfisher PLC	11,188	32,162
		56,379
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Burberry Group PLC	2,139	62,482
TOBACCO — 4.9%
British American Tobacco PLC	11,965	512,213
Imperial Brands PLC	4,960	122,808
		635,021
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Ashtead Group PLC	2,388	76,367
Bunzl PLC	1,780	48,694
Ferguson PLC	1,188	107,805
		232,866
WATER UTILITIES — 0.7%
Severn Trent PLC	1,256	41,847
United Utilities Group PLC	3,614	45,166
		87,013
WIRELESS TELECOMMUNICATION SERVICES — 2.1%
Vodafone Group PLC	139,638	271,485
TOTAL COMMON STOCKS (Cost $12,801,092)		12,978,209
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	1,317	1,317

See accompanying notes to schedule of investments.

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	22,207	$22,207
TOTAL SHORT-TERM INVESTMENTS (Cost $23,524)		23,524
TOTAL INVESTMENTS — 99.8% (Cost $12,824,616)		13,001,733
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		30,439
NET ASSETS — 100.0%		$13,032,172
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2019.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,978,209	$—	$—	$12,978,209
Short-Term Investments	23,524	—	—	23,524
TOTAL INVESTMENTS	$13,001,733	$—	$—	$13,001,733
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$298,844	$297,527	$—	$—	1,317	$1,317	$115
State Street Navigator Securities Lending Portfolio II	—	—	34,780	12,573	—	—	22,207	22,207	19
Total		$—	$333,624	$310,100	$—	$—		$23,524	$134
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 2.1%
AGL Energy, Ltd.	208,673	$3,011,478
APA Group	468,923	3,658,888
		6,670,366
CANADA — 22.7%
Bank of Montreal	34,665	2,690,330
Bank of Nova Scotia	50,446	2,853,452
BCE, Inc.	74,765	3,468,565
Canadian Imperial Bank of Commerce	36,374	3,031,096
Canadian Utilities, Ltd. Class A (a)	112,116	3,386,608
Emera, Inc.	89,262	3,840,314
First Capital Real Estate Investment Trust	165,169	2,632,769
Genworth MI Canada, Inc. (a)	85,922	3,764,864
Great-West Lifeco, Inc.	141,335	3,625,064
IGM Financial, Inc. (a)	164,640	4,733,202
Laurentian Bank of Canada (a)	116,354	3,986,588
National Bank of Canada	57,371	3,188,974
Pembina Pipeline Corp. (a)	94,166	3,495,053
Power Corp. of Canada	179,440	4,628,701
Power Financial Corp. (a)	184,829	4,980,085
RioCan Real Estate Investment Trust	183,054	3,777,540
Shaw Communications, Inc. Class B	134,424	2,731,500
SmartCentres Real Estate Investment Trust	131,204	3,157,800
TC Energy Corp.	75,765	4,040,800
TELUS Corp.	77,537	3,006,409
		71,019,714
CHINA — 0.8%
Hengan International Group Co., Ltd.	351,500	2,503,690
FINLAND — 1.1%
Fortum Oyj	143,977	3,555,510
FRANCE — 7.4%
Bouygues SA	89,800	3,818,321
CNP Assurances	112,596	2,240,876
Klepierre SA REIT	127,381	4,840,046
Lagardere SCA	126,918	2,768,103
Publicis Groupe SA	36,046	1,633,031
Sanofi	27,047	2,720,885
SCOR SE	48,425	2,034,040
TOTAL SA	58,034	3,205,042
		23,260,344
GERMANY — 3.1%
Bayer AG	34,630	2,830,282
Deutsche EuroShop AG	112,433	3,334,362
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,435	$3,375,811
		9,540,455
HONG KONG — 3.1%
CK Infrastructure Holdings, Ltd.	278,880	1,984,637
Power Assets Holdings, Ltd.	419,695	3,070,230
Sun Hung Kai Properties, Ltd.	147,000	2,250,712
Wharf Real Estate Investment Co., Ltd.	363,542	2,218,540
		9,524,119
JAPAN — 6.6%
Canon, Inc. (a)	105,416	2,896,939
Japan Tobacco, Inc. (a)	126,906	2,840,569
LIXIL Group Corp.	211,100	3,669,362
Miraca Holdings, Inc.	121,100	2,989,752
MS&AD Insurance Group Holdings, Inc.	83,880	2,787,124
NTT DOCOMO, Inc.	104,759	2,928,529
Sumitomo Rubber Industries, Ltd. (a)	195,700	2,407,646
		20,519,921
MEXICO — 1.1%
Kimberly-Clark de Mexico SAB de CV Class A	1,765,497	3,505,938
PORTUGAL — 1.4%
EDP - Energias de Portugal SA	1,007,619	4,370,384
SINGAPORE — 1.2%
Singapore Telecommunications, Ltd.	1,501,803	3,763,861
SOUTH AFRICA — 1.4%
AVI, Ltd.	307,729	1,957,925
Foschini Group, Ltd. (a)	209,399	2,238,571
		4,196,496
SOUTH KOREA — 1.1%
Doosan Corp.	22,886	1,391,228
SK Innovation Co., Ltd.	15,165	1,967,011
		3,358,239
SPAIN — 1.8%
Enagas SA	125,675	3,207,935
Red Electrica Corp. SA	121,282	2,440,291
		5,648,226
SWEDEN — 4.1%
Hennes & Mauritz AB Class B (a)	288,782	5,876,178
Intrum AB	95,675	2,855,619
Skanska AB Class B	186,126	4,209,237
		12,941,034
SWITZERLAND — 4.6%
ABB, Ltd.	121,686	2,936,750
Baloise Holding AG	15,020	2,714,411
Flughafen Zurich AG	12,683	2,314,335

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Swiss Prime Site AG (b)	32,021	$3,700,263
Swisscom AG	5,351	2,832,574
		14,498,333
UNITED KINGDOM — 15.0%
Ashmore Group PLC	503,855	3,457,558
BAE Systems PLC	403,971	3,022,589
Close Brothers Group PLC	119,903	2,538,289
Daily Mail & General Trust PLC Class A	158,594	1,741,708
Domino's Pizza Group PLC	621,608	2,636,769
G4S PLC	1,024,172	2,957,764
GlaxoSmithKline PLC	155,117	3,655,691
IG Group Holdings PLC	562,618	5,180,034
Kingfisher PLC	1,013,117	2,912,417
Next PLC	36,401	3,384,238
Pennon Group PLC	322,518	4,379,373
Schroders PLC	77,165	3,408,161
Tate & Lyle PLC	270,318	2,722,306
WPP PLC	347,068	4,903,539
		46,900,436
UNITED STATES — 20.9%
AT&T, Inc.	130,388	5,095,563
Compass Minerals International, Inc. (a)	80,566	4,911,303
Dominion Energy, Inc.	38,115	3,156,684
Exxon Mobil Corp.	37,432	2,612,005
General Mills, Inc.	65,010	3,481,936
Helmerich & Payne, Inc.	63,751	2,896,208
International Business Machines Corp.	25,187	3,376,066
LTC Properties, Inc. REIT	69,433	3,108,515
Mercury General Corp.	50,549	2,463,253
National Health Investors, Inc. REIT	37,540	3,058,759
Occidental Petroleum Corp.	43,765	1,803,556
People's United Financial, Inc.	166,191	2,808,628
Philip Morris International, Inc.	52,368	4,455,993
PPL Corp.	108,215	3,882,754
Principal Financial Group, Inc.	55,247	3,038,585
Security Description	Shares	Value
Prudential Financial, Inc.	27,318	$2,560,789
Ryder System, Inc.	45,819	2,488,430
Southern Co.	64,844	4,130,563
United Bankshares, Inc.	70,279	2,716,986
Universal Corp.	55,596	3,172,308
		65,218,884
TOTAL COMMON STOCKS (Cost $295,543,033)		310,995,950

SHORT-TERM INVESTMENTS — 6.9%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	189,672	189,691
State Street Navigator Securities Lending Portfolio II (e) (f)	21,479,431	21,479,431
TOTAL SHORT-TERM INVESTMENTS (Cost $21,669,122)		21,669,122
TOTAL INVESTMENTS — 106.4% (Cost $317,212,155)		332,665,072
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(19,921,346)
NET ASSETS — 100.0%		$312,743,726
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$310,995,950	$—	$—	$310,995,950
Short-Term Investments	21,669,122	—	—	21,669,122
TOTAL INVESTMENTS	$332,665,072	$—	$—	$332,665,072
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	232,517	$232,541	$4,633,333	$4,676,193	$13	$(3)	189,672	$189,691	$1,698
State Street Navigator Securities Lending Portfolio II	—	—	38,855,435	17,376,004	—	—	21,479,431	21,479,431	32,385
State Street Navigator Securities Lending Portfolio III	14,467,092	14,467,092	12,144,743	26,611,835	—	—	—	—	5,708
Total		$14,699,633	$55,633,511	$48,664,032	$13	$(3)		$21,669,122	$39,791
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 8.4%
AusNet Services	3,203,701	$3,828,472
Australia & New Zealand Banking Group, Ltd.	596,999	10,336,239
Commonwealth Bank of Australia	183,259	10,292,873
GPT Group REIT	954,308	3,756,653
Mirvac Group REIT	1,599,316	3,575,081
Scentre Group REIT	2,035,808	5,481,004
Sonic Healthcare, Ltd.	422,007	8,528,684
Transurban Group Stapled Security	1,023,213	10,724,282
Westpac Banking Corp.	685,984	11,684,010
		68,207,298
CANADA — 18.5%
Algonquin Power & Utilities Corp. (a)	680,327	9,637,638
Bank of Montreal	101,386	7,868,508
Bank of Nova Scotia	175,678	9,937,136
BCE, Inc. (a)	307,889	14,283,865
Canadian Imperial Bank of Commerce	138,765	11,563,483
Capital Power Corp. (a)	193,742	5,138,066
First Capital Real Estate Investment Trust	314,741	5,016,924
Fortis, Inc.	235,950	9,803,729
H&R Real Estate Investment Trust	221,336	3,601,457
IGM Financial, Inc. (a)	147,857	4,250,711
Northland Power, Inc. (a)	414,489	8,694,121
Pembina Pipeline Corp. (a)	325,591	12,084,592
RioCan Real Estate Investment Trust	270,897	5,590,286
Royal Bank of Canada	95,734	7,585,632
Shaw Communications, Inc. Class B	617,348	12,544,530
SmartCentres Real Estate Investment Trust	108,879	2,620,485
TELUS Corp.	333,354	12,925,421
Toronto-Dominion Bank	124,453	6,989,714
		150,136,298
CHINA — 2.3%
Bank of Communications Co., Ltd. Class H	15,579,000	11,076,729
China Telecom Corp., Ltd. Class H	18,262,000	7,523,425
		18,600,154
FINLAND — 2.8%
Elisa Oyj	237,203	13,113,317
Kone Oyj Class B	149,114	9,754,929
		22,868,246
FRANCE — 5.1%
Gecina SA REIT	26,171	4,688,559
Orange SA	925,236	13,626,129
TOTAL SA	259,882	14,352,497
Security Description	Shares	Value
Vinci SA	76,870	$8,542,367
		41,209,552
GERMANY — 3.4%
alstria office REIT-AG	153,660	2,889,095
LEG Immobilien AG	61,175	7,248,003
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	33,937	10,018,792
Vonovia SE	139,364	7,508,929
		27,664,819
HONG KONG — 4.2%
CK Infrastructure Holdings, Ltd.	1,053,500	7,497,186
CLP Holdings, Ltd.	855,500	8,992,203
Hongkong Land Holdings, Ltd.	989,300	5,688,475
Hysan Development Co., Ltd.	863,000	3,383,641
NWS Holdings, Ltd.	2,193,000	3,073,431
Sino Land Co., Ltd.	3,822,850	5,553,872
		34,188,808
ITALY — 4.9%
A2A SpA	6,913,924	12,976,185
Eni SpA	956,953	14,873,086
Terna Rete Elettrica Nazionale SpA	1,783,189	11,917,698
		39,766,969
JAPAN — 10.8%
Advance Residence Investment Corp. REIT	1,027	3,250,867
Chugoku Electric Power Co., Inc. (a)	756,900	9,959,669
Electric Power Development Co., Ltd.	375,300	9,141,193
Frontier Real Estate Investment Corp. REIT (a)	619	2,600,170
GLP J-REIT	3,549	4,405,430
Japan Excellent, Inc. REIT (a)	1,658	2,682,092
Japan Logistics Fund, Inc. REIT	1,030	2,626,299
Japan Real Estate Investment Corp. REIT	451	2,987,992
Japan Retail Fund Investment Corp. REIT	1,945	4,175,464
Kenedix Office Investment Corp. REIT	475	3,662,756
Kenedix Residential Next Investment Corp. REIT	1,251	2,355,230
Mori Hills REIT Investment Corp.	1,586	2,634,212
Nippon Accommodations Fund, Inc. REIT	422	2,663,832
Nippon Prologis REIT, Inc.	1,438	3,657,356
Orix JREIT, Inc.	1,794	3,884,317
Sankyo Co., Ltd.	161,000	5,370,370
Tokio Marine Holdings, Inc.	127,600	7,184,582
Toyota Motor Corp.	135,400	9,611,002

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
United Urban Investment Corp. REIT	2,214	$4,147,876
		87,000,709
MALAYSIA — 2.0%
Malayan Banking Bhd	5,363,300	11,328,422
Public Bank Bhd	1,094,800	5,203,010
		16,531,432
NEW ZEALAND — 0.8%
Spark New Zealand, Ltd.	2,276,952	6,651,511
PORTUGAL — 2.2%
EDP - Energias de Portugal SA	4,067,079	17,640,296
SINGAPORE — 1.9%
SATS, Ltd.	1,280,200	4,817,471
Singapore Exchange, Ltd.	1,642,400	10,821,897
		15,639,368
SOUTH AFRICA — 2.6%
Sanlam, Ltd.	1,474,170	8,338,889
Shoprite Holdings, Ltd.	715,082	6,439,241
SPAR Group, Ltd.	466,854	6,594,081
		21,372,211
SOUTH KOREA — 0.8%
Shinhan Financial Group Co., Ltd. (b)	169,968	6,371,320
SPAIN — 6.3%
ACS Actividades de Construccion y Servicios SA	287,083	11,488,231
Enagas SA (a)	642,347	16,396,317
Iberdrola SA	1,088,324	11,214,684
Red Electrica Corp. SA	597,772	12,027,653
		51,126,885
SWITZERLAND — 10.0%
Cembra Money Bank AG	48,537	5,313,081
Helvetia Holding AG	45,118	6,373,876
Novartis AG	91,631	8,696,121
PSP Swiss Property AG	51,158	7,058,098
Roche Holding AG Bearer Shares	18,890	6,000,479
SGS SA	3,465	9,485,945
Swiss Prime Site AG (b)	99,821	11,535,054
Swiss Re AG	116,902	13,122,577
Swisscom AG	24,705	13,077,692
		80,662,923
TAIWAN — 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,066,000	11,770,557
Security Description	Shares	Value
THAILAND — 3.3%
Land & Houses PCL NVDR (a)	28,894,000	$9,453,280
Ratch Group PCL NVDR	4,408,600	10,118,641
Siam Commercial Bank PCL NVDR	1,750,900	7,131,321
		26,703,242
UNITED KINGDOM — 7.6%
GlaxoSmithKline PLC	663,960	15,647,754
Legal & General Group PLC	3,676,680	14,758,174
Meggitt PLC	1,232,864	10,727,104
Smiths Group PLC	390,842	8,734,750
Unilever NV	131,204	7,544,971
UNITE Group PLC REIT	220,571	3,681,740
		61,094,493
TOTAL COMMON STOCKS (Cost $755,199,732)		805,207,091

SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	409,074	409,115
State Street Navigator Securities Lending Portfolio II (e) (f)	22,799,311	22,799,311
TOTAL SHORT-TERM INVESTMENTS (Cost $23,208,426)		23,208,426
TOTAL INVESTMENTS — 102.3% (Cost $778,408,158)		828,415,517
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(18,669,771)
NET ASSETS — 100.0%		$809,745,746
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$805,207,091	$—	$—	$805,207,091
Short-Term Investments	23,208,426	—	—	23,208,426
TOTAL INVESTMENTS	$828,415,517	$—	$—	$828,415,517
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	632,277	$632,340	$10,956,024	$11,179,220	$(29)	$—	409,074	$409,115	$2,736
State Street Navigator Securities Lending Portfolio II	—	—	67,514,425	44,715,114	—	—	22,799,311	22,799,311	14,773
State Street Navigator Securities Lending Portfolio III	40,980,688	40,980,688	15,932,418	56,913,106	—	—	—	—	3,906
Total		$41,613,028	$94,402,867	$112,807,440	$(29)	$—		$23,208,426	$21,415
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BRAZIL — 5.7%
AES Tiete Energia SA	52,661	$210,372
Aliansce Sonae Shopping Centers SA	0	6
Alliar Medicos A Frente SA	22,328	100,797
Alupar Investimento SA	68,855	472,419
Anima Holding SA	79,451	588,372
Arezzo Industria e Comercio SA	50,336	800,831
Banco ABC Brasil SA	97,570	489,706
BK Brasil Operacao e Assessoria a Restaurantes SA	89,775	396,798
BR Properties SA (a)	125,983	453,485
BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,200	57,684
Camil Alimentos SA	47,938	107,371
Cia de Locacao das Americas	149,715	845,210
Cia de Saneamento do Parana Preference Shares	169,008	885,646
Cia de Saneamento do Parana	23,845	601,178
Cia Ferro Ligas da Bahia - FERBASA	56,709	282,086
Cia Hering	131,366	1,111,616
Construtora Tenda SA	55,963	419,997
CVC Brasil Operadora e Agencia de Viagens SA	114,288	1,244,392
Direcional Engenharia SA	180,164	671,803
Dommo Energia SA (a)	97,825	71,252
EcoRodovias Infraestrutura e Logistica SA	152,202	616,723
Enauta Participacoes SA	112,217	446,335
Even Construtora e Incorporadora SA (a)	79,892	309,026
Ez Tec Empreendimentos e Participacoes SA	105,933	1,366,718
Fleury SA	115,601	877,346
Gafisa SA (a)	133,653	288,058
Grendene SA	157,107	479,597
Iguatemi Empresa de Shopping Centers SA	47,614	626,142
Instituto Hermes Pardini SA	57,657	390,142
International Meal Co. Alimentacao SA Class A	33,055	69,024
Iochpe Maxion SA	115,916	673,706
Light SA	120,390	711,081
Linx SA	102,184	899,733
LOG Commercial Properties e Participacoes SA	20,459	165,088
Mahle-Metal Leve SA	40,824	292,274
Marcopolo SA Preference Shares	536,510	600,168
Marfrig Global Foods SA (a)	228,339	565,356
Metalurgica Gerdau SA Preference Shares	523,447	1,207,544
Minerva SA (a)	46,174	147,382
Movida Participacoes SA	152,835	726,429
MRV Engenharia e Participacoes SA	273,313	1,464,165
Security Description	Shares	Value
Nexa Resources SA (b)	26,789	$218,062
Oi SA (a)	3,617,850	773,448
Omega Geracao SA (a)	56,206	509,986
Paranapanema SA (a)	12,561	90,834
Qualicorp Consultoria e Corretora de Seguros SA	165,277	1,524,294
Randon SA Implementos e Participacoes Preference Shares	230,927	769,240
Santos Brasil Participacoes SA	178,625	363,227
Sao Martinho SA	111,111	655,170
Ser Educacional SA (c)	62,150	428,733
SLC Agricola SA	85,971	530,012
Smiles Fidelidade SA	43,812	427,697
Tegma Gestao Logistica SA	51,981	486,510
Tupy SA	38,997	245,264
Unipar Carbocloro SA Preference Shares	33,279	295,422
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	83,212	351,242
Vulcabras Azaleia SA (a)	154,419	353,160
Wiz Solucoes e Corretagem de Seguros SA	102,131	358,488
		31,113,847
CAYMAN ISLANDS — 0.0% (d)
Wanka Online, Inc. (a)	202,494	46,778
CHILE — 0.9%
Besalco SA	134,756	73,117
CAP SA	66,774	505,900
Engie Energia Chile SA	171,875	261,715
Inversiones Aguas Metropolitanas SA	511,359	557,582
Inversiones La Construccion SA	45,238	496,328
Ripley Corp. SA	1,078,778	483,775
Salfacorp SA	475,879	272,693
SMU SA	2,298,997	449,374
Sociedad Matriz SAAM SA	6,711,385	527,307
SONDA SA	241,398	208,268
Vina Concha y Toro SA	655,773	1,234,714
		5,070,773
CHINA — 18.1%
21Vianet Group, Inc. ADR (a)	70,208	509,008
360 Finance, Inc. ADR (a)	29,194	285,225
361 Degrees International, Ltd.	1,046,000	190,626
500.com, Ltd. Class A, ADR (a)(b)	20,945	180,127
51 Credit Card, Inc. (a)	430,500	80,666
5I5J Holding Group Co., Ltd. Class A	170,790	105,684
Advanced Technology & Materials Co., Ltd. Class A (a)	46,600	44,558
Aerospace CH UAV Co., Ltd.	30,400	48,447
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	27,400	44,059

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
AK Medical Holdings, Ltd. (c)	246,000	$277,199
Alpha Group Class A (a)	121,800	173,647
Anhui Construction Engineering Class A	104,100	60,680
Anhui Expressway Co., Ltd. Class H	296,000	175,128
Anhui Guangxin Agrochemical Co., Ltd. Class A	24,200	52,082
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	71,792	61,638
Anhui Jianghuai Automobile Group Corp., Ltd. Class A (a)	109,400	78,848
Anhui Jiangnan Chemical Industry Co., Ltd. Class A (a)	63,800	50,196
Anhui Jinhe Industrial Co., Ltd. Class A	18,400	59,729
Anhui Sun-Create Electronics Co., Ltd. Class A	6,394	40,924
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	38,140	57,606
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A (a)	52,500	55,853
Anhui Xinhua Media Co., Ltd. Class A	59,200	46,577
Anhui Zhongding Sealing Parts Co., Ltd. Class A	49,300	64,057
Anton Oilfield Services Group	1,540,000	175,903
Apeloa Pharmaceutical Co., Ltd. Class A	42,900	79,885
ArtGo Holdings, Ltd. (a)	1,340,000	44,714
Ascletis Pharma, Inc. (a)(b)(c)	237,000	90,337
Asia Cement China Holdings Corp.	196,500	293,547
Aurora Mobile, Ltd. ADR (a)(b)	13,368	39,436
Avic Heavy Machinery Co., Ltd. Class A	39,700	58,309
AVIC International Holdings, Ltd. Class H (a)	76,000	80,469
Baosheng Science and Technology Innovation Co., Ltd. Class A	207,000	112,934
Befar Group Co., Ltd. Class A	59,040	43,315
Beijing Aosaikang Pharmaceutical Co., Ltd. Class A	28,300	65,659
Beijing BDStar Navigation Co., Ltd. Class A	20,400	73,925
Beijing Capital Land, Ltd. Class H (b)	1,300,400	365,497
Beijing Changjiu Logistics Corp. Class A	32,680	48,890
Beijing Enterprises Clean Energy Group, Ltd. (a)	13,563,885	107,929
Beijing GeoEnviron Engineering & Technology, Inc. Class A	48,400	66,014
Beijing Hualian Department Store Co., Ltd. Class A	201,400	65,060
Security Description	Shares	Value
Beijing Jingneng Clean Energy Co., Ltd. Class H	628,000	$109,613
Beijing Jingxi Culture & Tourism Co., Ltd. Class A	51,900	69,223
Beijing Konruns Pharmaceutical Co., Ltd. Class A	8,900	44,620
Beijing North Star Co., Ltd. Class A	301,900	142,170
Beijing Shouhang Resources Saving Co., Ltd. Class A (a)	179,300	86,495
Beijing SPC Environment Protection Tech Co., Ltd. Class A	84,500	78,250
Beijing UniStrong Science & Technology Co., Ltd. Class A (a)	46,900	62,756
Beijing Zhong Ke San Huan High-Tech Co., Ltd. Class A	34,000	52,476
Berry Genomics Co., Ltd. Class A (a)	32,800	172,355
BEST, Inc. ADR (a)(b)	136,526	759,085
Bestsun Energy Co., Ltd. Class A	84,000	82,008
Bestway Global Holding, Inc. (c)	50,000	20,727
Bethel Automotive Safety Systems Co., Ltd. Class A	27,700	89,481
Better Life Commercial Chain Share Co., Ltd. Class A	71,200	93,023
Biem.L.Fdlkk Garment Co., Ltd. Class A	16,900	63,013
Bitauto Holdings, Ltd. ADR (a)(b)	25,706	381,477
Blue Sail Medical Co., Ltd. Class A	49,100	85,580
Boshiwa International Holding, Ltd. (a)(b)(e)	1,843,000	—
Bright Dairy & Food Co., Ltd. Class A	37,300	67,958
Bright Real Estate Group Co., Ltd. Class A	118,300	59,786
Bright Scholar Education Holdings, Ltd. ADR (b)	20,634	182,198
C&D International Investment Group, Ltd.	31,000	35,886
Camel Group Co., Ltd. Class A	61,800	83,226
Cangzhou Dahua Co., Ltd. Class A	26,900	39,895
CAR, Inc. (a)(b)	237,000	161,816
CCOOP Group Co., Ltd. Class A (a)	319,100	109,495
CCS Supply Chain Management Co., Ltd. Class A	46,815	46,915
CECEP Wind-Power Corp. Class A	197,600	68,371
Center International Group Co., Ltd. Class A	30,300	48,201
Central China Real Estate, Ltd.	452,000	263,364
CGN Meiya Power Holdings Co., Ltd. (c)	1,990,000	283,490

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
CGN Nuclear Technology Development Co., Ltd. Class A	45,900	$45,273
Chacha Food Co., Ltd. Class A	19,200	93,641
Changyou.com, Ltd. ADR (b)	17,709	173,371
Chaowei Power Holdings, Ltd.	811,000	297,680
Cheetah Mobile, Inc. ADR (b)	42,727	155,099
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	82,200	149,290
Chengdu Hongqi Chain Co., Ltd. Class A	57,599	62,435
Chengtun Mining Group Co., Ltd. Class A	119,800	90,988
China Aerospace International Holdings, Ltd.	2,508,000	156,110
China Aircraft Leasing Group Holdings, Ltd.	569,500	605,913
China Animal Healthcare, Ltd. (a)(e)	1,059,700	—
China Baoan Group Co., Ltd. Class A	96,100	85,405
China Bester Group Telecom Co., Ltd. Class A	11,500	35,482
China BlueChemical, Ltd. Class H	2,072,000	510,568
China Building Material Test & Certification Group Co., Ltd. Class A	17,800	62,049
China CAMC Engineering Co., Ltd. Class A	78,200	109,130
China CYTS Tours Holding Co., Ltd. Class A	62,900	113,787
China Datang Corp. Renewable Power Co., Ltd. Class H	1,483,000	150,359
China Dili Group (a)(b)	1,679,600	528,122
China Dongxiang Group Co., Ltd.	4,702,000	518,971
China Electronics Optics Valley Union Holding Co., Ltd.	1,616,000	100,588
China Everbright Greentech, Ltd. (b)(c)	306,000	165,728
China Express Airlines Co., Ltd. Class A	32,400	56,658
China Fangda Group Co., Ltd. Class B	492,450	207,931
China Foods, Ltd.	814,000	314,451
China Forestry Holdings Co., Ltd. (a)(b)(e)	1,642,000	—
China Harmony New Energy Auto Holding, Ltd. (b)	776,500	390,652
China High Speed Railway Technology Co., Ltd. Class A	190,700	99,386
China Hongxing Sports, Ltd. (a)(b)(e)	4,053,000	—
China Huiyuan Juice Group, Ltd. (a)(e)	1,494,400	193,709
China Index Holdings, Ltd. ADR (a)(b)	38,735	140,995
China Lilang, Ltd.	668,000	545,250
China Logistics Property Holdings Co., Ltd. (a)(c)	1,343,000	522,253
Security Description	Shares	Value
China Maple Leaf Educational Systems, Ltd. (b)	1,438,000	$586,879
China Meidong Auto Holdings, Ltd.	388,000	508,915
China Metal Resources Utilization, Ltd. (a)(b)(c)	380,000	171,180
China Minmetals Rare Earth Co., Ltd. Class A (a)	43,800	81,498
China Modern Dairy Holdings, Ltd. (a)	2,622,000	386,984
China New Higher Education Group, Ltd. (b)(c)	350,000	136,105
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd. Class A	73,700	46,346
China Oriental Group Co., Ltd.	390,000	161,670
China Overseas Grand Oceans Group, Ltd.	1,227,000	848,781
China Overseas Property Holdings, Ltd.	1,841,232	1,157,889
China Railway Tielong Container Logistics Co., Ltd. Class A	56,800	48,766
China Rare Earth Holdings, Ltd. (a)(b)	1,964,400	102,105
China Renaissance Holdings, Ltd. (a)(c)	42,500	83,017
China Resources Double Crane Pharmaceutical Co., Ltd. Class A	50,600	94,805
China Resources Medical Holdings Co., Ltd.	669,500	388,375
China SCE Group Holdings, Ltd.	2,523,800	1,470,527
China Science Publishing & Media, Ltd. Class A	29,000	45,633
China Shineway Pharmaceutical Group, Ltd.	377,000	357,075
China Silver Group, Ltd. (a)	1,066,000	114,921
China South City Holdings, Ltd.	1,074,000	136,459
China Suntien Green Energy Corp., Ltd. Class H	1,738,000	501,874
China Tian Lun Gas Holdings, Ltd.	205,500	183,826
China Tianying, Inc. Class A (a)	137,000	121,360
China Travel International Investment Hong Kong, Ltd.	3,730,000	660,618
China Union Holdings, Ltd. Class A	82,200	50,865
China West Construction Group Co., Ltd. Class A	86,100	139,562
China Xinhua Education Group, Ltd. (c)	561,000	192,957
China Yongda Automobiles Services Holdings, Ltd.	873,000	795,490
China Yuhua Education Corp., Ltd. (c)	654,000	442,334
China Yurun Food Group, Ltd. (a)	466,000	48,443
China ZhengTong Auto Services Holdings, Ltd. (b)	638,500	227,807

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
China Zhonghua Geotechnical Engineering Group Co., Ltd. Class A	156,800	$84,195
Chinasoft International, Ltd. (b)	2,024,000	1,142,945
Chlitina Holding, Ltd.	75,678	600,839
Chong Sing Holdings FinTech Group (a)(b)	9,212,000	14,187
Chongqing Department Store Co., Ltd. Class A	20,700	88,712
Chongqing Dima Industry Co., Ltd. Class A	98,000	50,371
Chongqing Pharscin Pharmaceutical Co., Ltd. Class A	20,800	49,752
CIMC Enric Holdings, Ltd.	332,000	198,131
Cinda Real Estate Co., Ltd. Class A	92,500	52,989
Cisen Pharmaceutical Co., Ltd. Class A	26,900	63,918
CITIC Guoan Information Industry Co., Ltd. Class A (a)	220,300	111,966
CITIC Resources Holdings, Ltd.	3,597,000	221,587
CITIC Telecom International Holdings, Ltd.	2,051,000	747,560
CMST Development Co., Ltd. Class A	126,300	94,474
CNHTC Jinan Truck Co., Ltd. Class A	34,500	111,448
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	84,200	52,828
COFCO Biotechnology Co., Ltd. Class A	108,400	102,717
COFCO Meat Holdings, Ltd. (a)(b)	297,000	84,239
Colour Life Services Group Co., Ltd. (b)	558,000	307,939
Consun Pharmaceutical Group, Ltd.	550,600	327,881
Cosmo Lady China Holdings Co., Ltd. (c)	357,000	50,399
CPMC Holdings, Ltd. (b)	569,000	248,287
CQ Pharmaceutical Holding Co., Ltd. Class A (a)	68,800	56,896
Crystal International Group, Ltd. (c)	393,500	162,111
CSG Holding Co., Ltd. Class A	263,650	189,642
CSG Holding Co., Ltd. Class B	558,450	177,029
CSSC Science & Technology Co., Ltd. Class A	34,500	66,274
CStone Pharmaceuticals (a)(c)	272,000	359,557
CT Environmental Group, Ltd. (a)(b)(e)	3,217,900	70,208
CTS International Logistics Corp., Ltd. Class A	52,100	47,199
CWT International, Ltd. (a)(e)	3,934,000	49,984
D&O Home Collection Co., Ltd. Class A	26,900	96,745
Security Description	Shares	Value
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	111,940	$184,822
Dah Chong Hong Holdings, Ltd.	1,302,000	614,923
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	105,300	48,529
Dalian My Gym Education Technology Co., Ltd. Class A	44,770	70,383
Daqo New Energy Corp. ADR (a)(b)	8,927	457,062
Dare Power Dekor Home Co., Ltd. Class A	37,000	74,317
Datong Coal Industry Co., Ltd. Class A (a)	163,800	103,475
Dazhong Transportation Group Co., Ltd. Class B	252,900	111,023
Dazzle Fashion Co., Ltd. Class A	15,400	56,115
Deppon Logistics Co., Ltd. Class A	49,200	78,478
Digital China Group Co., Ltd. Class A	33,400	95,187
Digital China Information Service Co., Ltd. Class A	39,400	83,776
Do-Fluoride Chemicals Co., Ltd. Class A	28,200	53,079
Dongjiang Environmental Co., Ltd. Class A	41,500	53,624
Dongjiang Environmental Co., Ltd. Class H	162,000	118,925
Dongyue Group, Ltd.	569,000	315,470
Dynagreen Environmental Protection Group Co., Ltd. Class A	50,900	77,682
Easysight Supply Chain Management Co., Ltd. Class A (a)	63,000	126,269
E-House China Enterprise Holdings, Ltd. (b)	261,600	258,518
Elion Clean Energy Co., Ltd. Class A	129,300	84,651
Eternal Asia Supply Chain Management, Ltd. Class A	140,100	84,682
Ever Sunshine Lifestyle Services Group, Ltd.	116,000	78,606
Everbright Jiabao Co., Ltd. Class A	98,750	55,293
Fangda Special Steel Technology Co., Ltd. Class A	74,000	106,881
Fanhua, Inc. ADR (b)	41,350	1,073,860
FIH Mobile, Ltd. (a)(b)	2,017,000	390,881
FinVolution Group ADR (b)	65,828	174,444
First Tractor Co., Ltd. Class A (a)	41,700	41,549
First Tractor Co., Ltd. Class H (a)	124,500	28,122
Fu Shou Yuan International Group, Ltd.	1,356,000	1,148,592
Fufeng Group, Ltd. (b)	1,235,600	543,919
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A	21,000	47,758

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Fujian Dongbai Group Co., Ltd. Class A (a)	78,400	$58,869
Fujian Funeng Co., Ltd. Class A	67,500	89,158
Fujian Longking Co., Ltd. Class A	56,400	78,950
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	27,580	43,240
Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd. Class A	293,900	108,865
Gansu Qilianshan Cement Group Co., Ltd. Class A	46,600	83,965
GCI Science & Technology Co., Ltd. Class A	25,177	49,232
Gem-Year Industrial Co., Ltd. Class A (a)	54,200	45,756
Genertec Universal Medical Group Co., Ltd. (c)	991,400	750,694
Genimous Technology Co., Ltd. Class A	99,060	128,569
Getein Biotech, Inc. Class A	32,440	107,355
Global Top E-Commerce Co., Ltd. Class A	105,700	117,155
Golden Eagle Retail Group, Ltd.	182,000	202,746
Goldenmax International Technology, Ltd. Class A (a)	13,000	15,995
Goodbaby International Holdings, Ltd. (a)	983,000	218,254
Grand Baoxin Auto Group, Ltd. (a)	956,101	182,832
Grandblue Environment Co., Ltd. Class A	19,200	48,350
Greatview Aseptic Packaging Co., Ltd.	1,063,048	487,061
Gree Real Estate Co., Ltd. Class A (a)	110,900	77,063
Greentown China Holdings, Ltd.	697,000	856,065
GreenTree Hospitality Group, Ltd. ADR (b)	16,124	177,364
Grinm Advanced Materials Co., Ltd. Class A	30,100	52,722
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	65,500	53,132
Guangdong Dongfang Precision Science & Technology Co., Ltd. Class A (a)	107,000	65,289
Guangdong Ellington Electronics Technology Co., Ltd. Class A	33,600	54,608
Guangdong Golden Dragon Development, Inc. Class A (a)	53,800	117,407
Guangdong Highsun Group Co., Ltd. Class A	126,200	44,753
Guangdong Hongda Blasting Co., Ltd. Class A	31,100	84,167
Guangdong Hotata Technology Group Co., Ltd. Class A	22,500	44,805
Security Description	Shares	Value
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	120,600	$88,998
Guangdong Shenglu Telecommunication Tech Co., Ltd. Class A	33,700	43,787
Guangdong Shirongzhaoye Co., Ltd. Class A	71,100	88,401
Guangdong Tapai Group Co., Ltd. Class A	99,900	180,720
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	41,500	98,251
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	33,500	61,083
Guangxi Liugong Machinery Co., Ltd. Class A	101,520	101,153
Guangxi Wuzhou Zhongheng Group Co., Ltd. Class A	118,600	55,510
Guangzhou Holike Creative Home Co., Ltd. Class A	42,700	100,173
Guangzhou Restaurant Group Co., Ltd. Class A	24,800	108,135
Guangzhou Tinci Materials Technology Co., Ltd. Class A	27,300	81,134
Guangzhou Zhujiang Brewery Co., Ltd. Class A	56,100	57,508
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	72,000	90,037
Guizhou Broadcasting & TV Information Network Co., Ltd. Class A	39,700	45,883
Guizhou Gas Group Corp., Ltd. Class A	48,100	102,068
Guizhou Panjiang Refined Coal Co., Ltd. Class A	173,687	152,363
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (a)	99,200	74,772
Guocheng Mining Co., Ltd. Class A (a)	51,100	100,584
Guomai Technologies, Inc. Class A	39,700	45,940
Guorui Properties, Ltd.	1,185,000	247,895
Guotai Junan International Holdings, Ltd.	1,710,000	302,857
Guoxuan High-Tech Co., Ltd. Class A	75,000	156,673
Haichang Ocean Park Holdings, Ltd. (a)(b)(c)	826,000	104,949
Hailiang Education Group, Inc. ADR (a)(b)	2,709	176,898
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	13,700	48,996
Hainan Ruize New Building Material Co., Ltd. Class A	88,800	82,870
Hainan Strait Shipping Co., Ltd. Class A	77,150	141,780

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Hang Zhou Great Star Industrial Co., Ltd. Class A	63,900	$98,531
Hangcha Group Co., Ltd. Class A	51,922	96,015
Hangjin Technology Co., Ltd. Class A	37,600	107,858
Hangxiao Steel Structure Co., Ltd. Class A	247,100	100,044
Hangzhou Binjiang Real Estate Group Co., Ltd. Class A	151,800	107,228
Hangzhou Hangyang Co., Ltd. Class A	51,800	100,102
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (a)	170,797	94,899
Hangzhou Zhongheng Electric Co., Ltd. Class A	39,800	66,113
Harbin Boshi Automation Co., Ltd. Class A	42,993	64,936
Harbin Electric Co., Ltd. Class H (a)	770,000	222,349
Harbin Gloria Pharmaceuticals Co., Ltd. Class A	118,500	51,550
Harbin Pharmaceutical Group Co., Ltd. Class A (a)	126,600	68,888
Hebei Chengde Lolo Co. Class A	44,900	50,733
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	56,300	90,854
Henan Lingrui Pharmaceutical Co. Class A	39,500	56,144
Henan Pinggao Electric Co., Ltd. Class A	96,500	89,501
Henan Senyuan Electric Co., Ltd. Class A	89,008	89,326
Henan Shenhuo Coal & Power Co., Ltd. Class A	86,600	68,135
Henan Yuguang Gold & Lead Co., Ltd. Class A	67,600	45,519
Henan Zhongyuan Expressway Co., Ltd. Class A	77,600	49,021
Hengdian Entertainment Co., Ltd. Class A	22,320	60,277
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	49,500	58,276
Hengxing Gold Holding Co., Ltd. (b)	224,000	102,918
Hisense Home Appliances Group Co., Ltd. Class A	58,000	102,674
Hisense Home Appliances Group Co., Ltd. Class H	212,000	232,357
Hollysys Automation Technologies, Ltd.	51,541	845,788
Hongda Xingye Co., Ltd. Class A	115,300	68,864
Honghua Group, Ltd. (a)	2,761,000	187,804
Hope Education Group Co., Ltd. (c)	1,176,000	203,753
Huadian Fuxin Energy Corp., Ltd. Class H	1,040,000	212,223
Huafu Fashion Co., Ltd. Class A	88,700	93,474
Security Description	Shares	Value
Huami Corp. ADR (a)	8,454	$101,617
Huangshan Tourism Development Co., Ltd. Class B	456,361	408,443
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	63,600	84,715
Huawen Media Group Class A (a)	120,200	58,157
Hubei Fuxing Science And Technology Co., Ltd. Class A	52,600	49,087
Hubei Xingfa Chemicals Group Co., Ltd. Class A	35,200	51,952
Huifu Payment, Ltd. (a)(b)(c)	120,000	38,348
Hunan Baili Engineering Sci & Tech Co., Ltd. Class A	33,000	47,853
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	284,200	71,406
Hunan Gold Corp., Ltd. Class A	36,800	41,686
Hunan New Wellful Co., Ltd. Class A (a)	32,400	37,400
HY Energy Group Co., Ltd. Class A	73,900	88,063
HyUnion Holding Co., Ltd. Class A	70,600	71,156
iDreamSky Technology Holdings, Ltd. (a)(c)	121,200	69,686
INESA Intelligent Tech, Inc. Class B	83,100	50,691
Inke, Ltd. (a)	564,000	81,070
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	212,400	185,425
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	143,000	46,605
Inspur Software Co., Ltd. Class A	14,600	43,348
IReader Technology Co., Ltd. Class A	22,400	54,479
Jack Sewing Machine Co., Ltd. Class A	30,800	92,685
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	49,100	81,561
Jiangling Motors Corp., Ltd. Class A	24,700	48,938
Jiangnan Group, Ltd. (a)	756,000	34,929
Jiangsu Dingsheng New Energy Materials Co., Ltd. Class A	23,500	53,511
Jiangsu Etern Co., Ltd. Class A	78,300	50,588
Jiangsu Flowers King Horticulture Co., Ltd. Class A	60,500	59,674
Jiangsu Guotai International Group Co., Ltd. Class A	61,500	60,660
Jiangsu Hengshun Vinegar Industry Co., Ltd. Class A	28,700	62,838
Jiangsu Huaxicun Co., Ltd. Class A	47,000	52,701
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd. Class A	221,200	147,993
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	26,100	55,234

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Jiangsu Linyang Energy Co., Ltd. Class A	134,700	$93,988
Jiangsu Nhwa Pharmaceutical Co., Ltd. Class A	56,000	93,506
Jiangsu Yoke Technology Co., Ltd. Class A	22,700	75,611
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd. Class A	143,000	121,953
Jiangsu Zhongli Group Co., Ltd. Class A (a)	73,000	64,457
Jiangxi Special Electric Motor Co., Ltd. Class A (a)	204,300	110,287
Jiangxi Wannianqing Cement Co., Ltd. Class A	54,300	95,189
Jianpu Technology, Inc. ADR (a)(b)	33,520	49,945
Jiayou International Logistics Co., Ltd. Class A	10,600	46,691
Jilin Zixin Pharmaceutical Industrial Co., Ltd. Class A (a)	69,300	62,085
Jinchuan Group International Resources Co., Ltd. (b)	2,437,000	203,297
Jingrui Holdings, Ltd.	496,000	164,234
Jingwei Textile Machinery Co., Ltd. Class A	28,000	45,225
JinkoSolar Holding Co., Ltd. ADR (a)(b)	25,969	584,043
Jinneng Science&Technology Co., Ltd. Class A	50,300	77,922
Jinyuan EP Co., Ltd. Class A	86,400	125,287
JiuGui Liquor Co., Ltd. Class A	14,600	75,147
Jiuzhitang Co., Ltd. Class A	63,000	75,526
Jizhong Energy Resources Co., Ltd. Class A	257,400	135,257
JNBY Design, Ltd. (b)	120,000	161,092
Joinn Laboratories China Co., Ltd. Class A	5,900	48,961
Jointo Energy Investment Co., Ltd. Hebei Class A	60,400	42,405
Joy City Property, Ltd.	1,694,000	186,971
Jumei International Holding, Ltd. ADR (a)(b)	52,138	106,883
Kama Co., Ltd. Class B (a)	296,800	141,870
Kandi Technologies Group, Inc. (a)	39,578	187,204
Kangda International Environmental Co., Ltd. (a)(c)	854,200	85,510
Kasen International Holdings, Ltd. (a)(b)	388,000	181,755
Keda Clean Energy Co., Ltd. Class A (a)	148,700	92,442
Keda Group Co., Ltd. Class A	111,500	79,401
KingClean Electric Co., Ltd. Class A	23,100	78,502
Konka Group Co., Ltd. Class A	77,900	48,875
Konka Group Co., Ltd. Class B	692,600	217,776
Security Description	Shares	Value
Koolearn Technology Holding, Ltd. (a)(c)	78,500	$187,389
KPC Pharmaceuticals, Inc. Class A	34,900	53,764
KTK Group Co., Ltd. Class A	5,700	8,519
Kunwu Jiuding Investment Holdings Co., Ltd. Class A	17,200	62,798
L&K Engineering Suzhou Co., Ltd. Class A	5,600	12,253
Lanzhou Minbai Shareholding Group Co., Ltd. Class A	57,400	40,711
Launch Tech Co., Ltd. Class H	213,700	87,490
Leo Group Co., Ltd. Class A (a)	397,700	169,583
LexinFintech Holdings, Ltd. ADR (a)	38,218	530,848
Leyou Technologies Holdings, Ltd. (a)(b)	1,534,200	458,775
Liaoning Wellhope Agri-Tech JSC, Ltd. Class A	40,700	69,127
Lier Chemical Co., Ltd. Class A	33,400	67,758
Lifetech Scientific Corp. (a)	2,584,000	494,130
LingNan Eco&Culture-Tourism Co., Ltd. Class A	134,700	90,894
Lingyuan Iron & Steel Co., Ltd. Class A	154,000	61,024
Lionco Pharmaceutical Group Co., Ltd. Class A	43,296	45,626
Liuzhou Iron & Steel Co., Ltd. Class A	63,200	51,267
Loncin Motor Co., Ltd. Class A (a)	192,600	103,142
Long Yuan Construction Group Co., Ltd. Class A	91,000	95,505
Lonking Holdings, Ltd.	2,048,000	615,047
Luolai Lifestyle Technology Co., Ltd. Class A	59,400	77,436
Luoniushan Co., Ltd. Class A	61,400	89,564
Luoyang Glass Co., Ltd. Class A (a)	43,600	100,970
Luthai Textile Co., Ltd. Class B	125,200	114,405
LVGEM China Real Estate Investment Co., Ltd. (b)	406,000	145,376
Macrolink Culturaltainment Development Co., Ltd. Class A	128,300	74,602
Maoyan Entertainment (a)(b)(c)	212,600	391,268
Maoye Commericial Co., Ltd. Class A	80,323	54,201
Markor International Home Furnishings Co., Ltd. Class A	132,100	84,019
Mayinglong Pharmaceutical Group Co., Ltd. Class A	20,100	50,473
Meitu, Inc. (a)(b)(c)	784,000	165,015
Microport Scientific Corp. (b)	253,355	300,119
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	10,400	59,801
MLS Co., Ltd. Class A	44,600	87,149
MMG, Ltd. (a)	1,160,000	348,366

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Montnets Rongxin Technology Group Co., Ltd. Class A (a)	54,800	$150,510
MYS Group Co., Ltd. Class A	85,600	65,259
Nanfang Communication Holdings, Ltd. (b)	64,000	36,141
Nanjing Iron & Steel Co., Ltd. Class A	202,700	100,402
Nanjing Panda Electronics Co., Ltd. Class A	27,800	40,552
Nanjing Redsun Co., Ltd. Class A	29,100	40,610
National Agricultural Holdings, Ltd. (a)(b)(e)	396,000	—
Ningbo Construction Co., Ltd. Class A	90,500	49,504
Ningbo Huaxiang Electronic Co., Ltd. Class A	23,700	52,605
Ningbo Jifeng Auto Parts Co., Ltd. Class A	39,700	46,054
Ningbo Peacebird Fashion Co., Ltd. Class A	24,900	54,589
Ningbo Sanxing Medical Electric Co., Ltd. Class A	141,500	150,334
Ningbo Tuopu Group Co., Ltd. Class A	46,240	115,714
Ningbo Xusheng Auto Technology Co., Ltd. Class A	12,700	61,903
Ningxia Jiaze New Energy Co., Ltd. Class A	115,400	63,291
Niu Technologies ADR (a)(b)	12,090	103,128
Noah Holdings, Ltd. ADR (a)(b)	13,368	472,826
Norinco International Cooperation, Ltd. Class A	49,100	60,977
Northeast Pharmaceutical Group Co., Ltd. Class A (a)	55,279	59,206
On-Bright Electronics, Inc.	34,000	242,719
OneSmart International Education Group, Ltd. ADR (a)	37,944	253,086
ORG Technology Co., Ltd. Class A	97,800	61,922
Ozner Water International Holding, Ltd. (a)(b)(c)	1,357,000	146,292
Pingdingshan Tianan Coal Mining Co., Ltd. Class A (a)	154,500	89,171
Poly Culture Group Corp., Ltd. Class H	172,300	118,083
Poly Property Group Co., Ltd.	2,190,000	907,839
Poten Environment Group Co., Ltd. Class A	31,700	41,780
Puxin, Ltd. ADR (a)(b)	20,544	168,461
Q Technology Group Co., Ltd. (a)(b)	289,000	478,465
Qeeka Home Cayman, Inc. (a)(c)	140,000	45,997
Qianhe Condiment and Food Co., Ltd. Class A	17,000	51,890
Qingdao East Steel Tower Stock Co., Ltd. Class A	54,100	58,643
Qingdao Gon Technology Co., Ltd. Class A	16,300	54,504
Security Description	Shares	Value
Qingdao Hanhe Cable Co., Ltd. Class A	223,900	$96,759
Qutoutiao, Inc. ADR (a)(b)	78,344	267,153
Real Gold Mining, Ltd. (a)(b)(e)	251,500	—
Realcan Pharmaceutical Group Co., Ltd. Class A	60,300	66,575
Red Avenue New Materials Group Co., Ltd. Class A	19,300	48,270
Redco Properties Group, Ltd. (b)(c)	366,000	178,495
Redsun Properties Group, Ltd.	382,000	126,487
Renhe Pharmacy Co., Ltd. Class A	47,500	43,100
RISE Education Cayman, Ltd. ADR (a)	6,782	47,406
Rongan Property Co., Ltd. Class A (a)	124,400	49,295
Runjian Co., Ltd. Class A	17,000	67,608
Sailun Group Co., Ltd. Class A	82,080	52,676
Sany Heavy Equipment International Holdings Co., Ltd.	295,000	161,285
Saurer Intelligent Technology Co., Ltd. Class A	128,800	112,247
Secoo Holding, Ltd. ADR (a)(b)	8,454	49,879
SGIS Songshan Co., Ltd. Class A (a)	130,800	89,013
Shandong Airlines Co., Ltd. Class B	241,900	283,756
Shandong Chenming Paper Holdings, Ltd. Class A	152,000	111,079
Shandong Chenming Paper Holdings, Ltd. Class B	234,600	103,574
Shandong Hi-Speed Road & Bridge Co., Ltd. Class A	77,900	52,342
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	186,900	101,699
Shandong New Beiyang Information Technology Co., Ltd. Class A	29,600	51,422
Shandong Xinchao Energy Corp., Ltd. Class A (a)	476,500	143,665
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	49,810	53,778
Shang Gong Group Co., Ltd. Class B (a)	352,900	161,628
Shanghai AtHub Co., Ltd. Class A	8,800	47,947
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	24,500	92,405
Shanghai Belling Co., Ltd. Class A	20,600	46,582
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	470,800	264,590
Shanghai Daimay Automotive Interior Co., Ltd. Class A	13,600	58,987
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	82,400	58,087
Shanghai Diesel Engine Co., Ltd. Class B	417,560	184,979

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Shanghai East China Computer Co., Ltd. Class A	20,377	$74,192
Shanghai Environment Group Co., Ltd. Class A	47,000	74,901
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A	21,300	45,321
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)(b)	166,000	152,966
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	502,000	287,343
Shanghai Haixin Group Co. Class B	694,708	278,578
Shanghai Haohai Biological Technology Co., Ltd. Class H (a)(c)	7,800	47,150
Shanghai Highly Group Co., Ltd. Class B	290,400	196,891
Shanghai Industrial Development Co., Ltd. Class A	91,070	77,666
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,112,000	228,343
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	126,600	110,522
Shanghai Jinjiang International Travel Co., Ltd. Class B	136,900	223,147
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	41,600	80,630
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	181,739	169,199
Shanghai La Chapelle Fashion Co., Ltd. Class A (a)	63,700	52,130
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	112,400	62,494
Shanghai Maling Aquarius Co., Ltd. Class A	38,000	43,482
Shanghai Moons' Electric Co., Ltd. Class A	55,500	88,288
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (a)	91,800	41,126
Shanghai Pudong Road & Bridge Construction Co., Ltd. Class A	53,300	48,593
Shanghai Rongtai Health Technology Corp., Ltd. Class A	23,700	105,823
Shanghai Runda Medical Technology Co., Ltd. Class A	32,900	46,952
Shanghai Shibei Hi-Tech Co., Ltd. Class B	498,800	191,539
Shanghai Shyndec Pharmaceutical Co., Ltd. Class A	74,900	96,137
Shanghai Sinotec Co., Ltd. Class A	13,700	43,017
Shanghai Tongji Science & Technology Industrial Co., Ltd. Class A	41,000	54,803
Security Description	Shares	Value
Shanghai Wanye Enterprises Co., Ltd. Class A	46,100	$124,431
Shanghai Weaver Network Co., Ltd. Class A	8,100	68,032
Shanghai Xin Nanyang Only Education & Technology Co., Ltd. Class A (a)	53,600	132,131
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	92,400	50,013
Shanxi Blue Flame Holding Co., Ltd. Class A	62,800	92,507
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A	85,700	78,992
Shede Spirits Co., Ltd. Class A	20,200	87,034
Sheng Ye Capital, Ltd.	198,000	180,420
Shengda Mining Co., Ltd. Class A (a)	27,900	60,045
Shenzhen Agricultural Products Group Co., Ltd. Class A	104,300	83,708
Shenzhen Bauing Construction Holding Group Co., Ltd. Class A	96,100	79,610
Shenzhen Cereals Holdings Co., Ltd. Class A	93,965	82,024
Shenzhen Danbond Technology Co., Ltd. Class A	24,800	43,902
Shenzhen Das Intellitech Co., Ltd. Class A (a)	86,093	44,622
Shenzhen Desay Battery Technology Co. Class A	11,200	65,510
Shenzhen Ellassay Fashion Co., Ltd. Class A	32,585	69,566
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	48,900	57,148
Shenzhen Fenda Technology Co., Ltd. Class A (a)	138,400	110,877
Shenzhen Gongjin Electronics Co., Ltd. Class A	24,048	38,807
Shenzhen Grandland Group Co., Ltd. Class A	112,600	70,808
Shenzhen H&T Intelligent Control Co., Ltd. Class A	25,600	47,523
Shenzhen Heungkong Holding Co., Ltd. Class A	215,600	70,885
Shenzhen Hifuture Information Technology Co., Ltd. Class A (a)	92,200	108,546
Shenzhen Megmeet Electrical Co., Ltd. Class A	30,600	91,029
Shenzhen MTC Co., Ltd. Class A (a)	221,100	110,468
Shenzhen Neptunus Bioengineering Co., Ltd. Class A	104,495	55,960
Shenzhen New Nanshan Holding Group Co., Ltd. Class A (a)	156,300	68,892
Shenzhen Noposion Agrochemicals Co., Ltd. Class A (a)	52,200	49,913

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Shenzhen SDG Information Co., Ltd. Class A	32,000	$49,848
Shenzhen SEG Co., Ltd. Class B	150,300	49,960
Shenzhen Sinovatio Technology Co., Ltd. Class A	4,600	83,214
Shenzhen Tagen Group Co., Ltd. Class A	78,000	59,353
Shenzhen Tellus Holding Co., Ltd. Class A (a)	15,700	47,786
Shenzhen World Union Group, Inc. Class A	161,500	86,951
Shenzhen Yan Tian Port Holding Co., Ltd. Class A	100,700	81,397
Shenzhen Zhenye Group Co., Ltd. Class A	82,500	63,488
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	107,300	105,064
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	59,302	105,830
Shougang Concord International Enterprises Co., Ltd. (b)	12,686,000	626,827
Shougang Fushan Resources Group, Ltd.	3,254,000	701,599
Shui On Land, Ltd.	1,110,500	243,712
Sichuan Expressway Co., Ltd. Class H	1,708,000	534,860
Sichuan Haite High-tech Co., Ltd. Class A (a)	33,300	57,610
Sichuan Road & Bridge Co., Ltd. Class A	142,000	68,501
Sichuan Shuangma Cement Co., Ltd. Class A (a)	59,850	141,695
Sichuan Yahua Industrial Group Co., Ltd. Class A	55,100	61,467
Sieyuan Electric Co., Ltd. Class A	61,300	121,189
Sihuan Pharmaceutical Holdings Group, Ltd.	1,454,000	173,544
Silergy Corp.	72,000	2,281,749
Silver Grant International Industries, Ltd. (a)	758,000	122,575
Sinochem International Corp. Class A	65,800	50,069
Sinofert Holdings, Ltd.	1,620,000	168,408
Sinoma International Engineering Co. Class A	83,200	83,258
Sinomach Automobile Co., Ltd. Class A	60,700	50,546
Sinopec Kantons Holdings, Ltd.	1,146,000	482,415
Sino-Platinum Metals Co., Ltd. Class A	20,800	45,093
Sinosoft Technology Group, Ltd.	756,200	154,311
Sinosteel Engineering & Technology Co., Ltd. Class A	62,840	43,757
Sinovac Biotech, Ltd. (a)(b)	67,578	437,230
Skshu Paint Co., Ltd. Class A	5,700	66,001
Skyfame Realty Holdings, Ltd.	1,724,000	227,896
Security Description	Shares	Value
Skyworth Digital Co., Ltd. Class A	50,900	$87,621
Smartac Group China Holdings, Ltd. (a)	2,720,000	52,363
Sogou, Inc. ADR (a)(b)	19,660	89,453
Sohu.com, Ltd. ADR (a)(b)	33,906	379,069
Sou Yu Te Group Co., Ltd. Class A (a)	214,800	73,706
Springland International Holdings, Ltd.	1,403,000	396,134
Square Technology Group Co., Ltd. Class A	23,200	45,167
Suncity Group Holdings, Ltd. (a)	840,000	171,411
Sunflower Pharmaceutical Group Co., Ltd. Class A	36,500	77,348
Suning Universal Co., Ltd. Class A	127,000	69,652
Sunshine 100 China Holdings, Ltd. (a)(b)(c)	479,000	87,909
Sunward Intelligent Equipment Co., Ltd. Class A	194,325	164,050
Suzhou Anjie Technology Co., Ltd. Class A	47,500	113,684
Suzhou Chunxing Precision Mechanical Co., Ltd. Class A (a)	51,300	60,542
Suzhou Keda Technology Co., Ltd. Class A	27,196	42,950
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,300	64,159
Taihai Manoir Nuclear Equipment Co., Ltd. Class A	50,300	50,263
Taiji Computer Corp., Ltd. Class A	19,300	107,845
Tangrenshen Group Co., Ltd. Class A	30,300	38,978
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	91,400	82,934
TCL Electronics Holdings, Ltd.	94,000	44,154
Tecon Biology Co., Ltd. Class A	40,000	73,394
Tian Di Science & Technology Co., Ltd. Class A	231,200	105,888
Tian Ge Interactive Holdings, Ltd. (a)(b)(c)	769,000	191,465
Tiangong International Co., Ltd.	1,792,000	747,452
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	105,000	108,390
Tianjin Development Holdings, Ltd.	852,000	249,308
Tianjin Guangyu Development Co., Ltd. Class A	102,300	114,121
Tianjin Port Development Holdings, Ltd. (b)	4,230,000	428,874
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	396,200	336,770
Tianli Education International Holdings, Ltd. (b)	727,000	289,240

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Tianneng Power International, Ltd. (b)	776,000	$590,580
Tibet Summit Resources Co., Ltd. Class A	50,000	89,732
Tibet Tianlu Co., Ltd. Class A	55,900	58,828
Titan Wind Energy Suzhou Co., Ltd. Class A	95,900	87,017
Tong Ren Tang Technologies Co., Ltd. Class H	789,000	775,654
Tongding Interconnection Information Co., Ltd. Class A	54,300	51,531
TongFu Microelectronics Co., Ltd. Class A	42,700	100,847
Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd. Class A (a)	59,700	56,056
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	338,600	132,715
Tongyu Communication, Inc. Class A	12,595	48,317
Tsaker Chemical Group, Ltd. (c)	57,000	13,387
Tunghsu Azure Renewable Energy Co., Ltd. Class A	90,800	54,492
Tuniu Corp. ADR (a)(b)	99,655	251,131
UE Furniture Co., Ltd. Class A	32,298	56,943
Uxin, Ltd. ADR (a)(b)	67,370	152,256
Valiant Co., Ltd. Class A	39,700	86,580
Vatti Corp., Ltd. Class A	54,100	104,236
Virscend Education Co., Ltd. (b)(c)	1,067,000	251,967
Viva Biotech Holdings (c)	265,000	155,086
Wangfujing Group Co., Ltd. Class A	35,661	71,628
Wangneng Environment Co., Ltd. Class A	25,800	54,859
Weimob, Inc. (a)(c)	1,140,000	495,983
West China Cement, Ltd.	2,736,000	449,457
Western Region Gold Co., Ltd. Class A	25,500	55,282
WG Tech JiangXi Co., Ltd. Class A	9,800	47,402
Wisdom Education International Holdings Co., Ltd.	364,000	154,162
Wise Talent Information Technology Co., Ltd. (a)	91,600	179,866
Wolong Electric Group Co., Ltd. Class A	89,300	154,108
Wuhan DDMC Culture Co., Ltd. Class A	34,700	61,278
Wuhan Department Store Group Co., Ltd. Class A	34,110	65,035
Wuxi Shangji Automation Co., Ltd. Class A	16,160	58,467
X Financial ADR	15,041	25,419
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)(c)	196,500	257,232
Security Description	Shares	Value
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	73,900	$112,253
Xiamen Goldenhome Co., Ltd. Class A	5,900	56,568
Xiamen International Airport Co., Ltd. Class A	16,000	51,318
Xiamen International Port Co., Ltd. Class H	2,082,000	309,957
Xiamen Kingdomway Group Co. Class A	33,000	92,389
Xi'an Haitiantian Holdings Co., Ltd. (a)	242,000	58,700
Xian International Medical Investment Co., Ltd. Class A	79,500	55,358
Xilinmen Furniture Co., Ltd. Class A (a)	32,600	72,406
Xinfengming Group Co., Ltd. Class A	36,800	65,251
Xingda International Holdings, Ltd.	685,326	190,862
Xinhua Winshare Publishing and Media Co., Ltd. Class A	38,100	72,151
Xinhua Winshare Publishing and Media Co., Ltd. Class H	137,000	103,034
Xinhuanet Co., Ltd. Class A	30,100	91,184
Xinjiang Tianshan Cement Co., Ltd. Class A	59,400	101,059
Xinjiang Yilite Industry Co., Ltd. Class A	26,200	60,298
Xtep International Holdings, Ltd.	616,763	327,703
Xuji Electric Co., Ltd. Class A	75,600	116,898
Yadea Group Holdings, Ltd. (c)	632,000	166,277
Yang Quan Coal Industry Group Co., Ltd. Class A	139,000	110,359
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	98,800	228,519
Yantai Eddie Precision Machinery Co., Ltd. Class A	24,600	107,581
Yantai Tayho Advanced Materials Co., Ltd. Class A	34,100	51,161
YGSOFT, Inc. Class A	33,028	57,140
Yifan Pharmaceutical Co., Ltd. Class A	66,400	154,914
Yijiahe Technology Co., Ltd. Class A	5,600	56,923
Yintech Investment Holdings, Ltd. ADR (a)	4,500	24,098
Yirendai, Ltd. ADR (a)(b)	10,368	57,542
Yixin Group, Ltd. (a)(c)	1,071,500	237,903
Yotrio Group Co., Ltd. Class A	184,180	110,797
Youzu Interactive Co., Ltd. Class A (a)	48,300	161,366
Yunnan Aluminium Co., Ltd. Class A (a)	121,900	89,957
YunNan Metropolitan Real Estate Development Co., Ltd. Class A	113,000	46,886

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Zall Smart Commerce Group, Ltd. (a)(b)	2,517,000	$245,504
ZBOM Home Collection Co., Ltd. Class A	21,400	71,557
Zhefu Holding Group Co., Ltd. Class A	144,800	85,652
Zhejiang Communications Technology Co., Ltd.	96,700	81,496
Zhejiang Grandwall Electric Science&Technology Co., Ltd. Class A	34,100	94,244
Zhejiang Hangmin Co., Ltd. Class A	86,296	78,427
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	61,500	62,867
Zhejiang Huafeng Spandex Co., Ltd. Class A	67,800	60,839
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	10,300	51,181
Zhejiang Jingu Co., Ltd. Class A (a)	54,800	56,097
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	33,300	51,347
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	44,300	59,659
Zhejiang Medicine Co., Ltd. Class A	39,400	75,517
Zhejiang Meida Industrial Co., Ltd. Class A	41,700	79,986
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	39,060	48,957
Zhejiang Runtu Co., Ltd. Class A	51,600	82,973
Zhejiang Satellite Petrochemical Co., Ltd. Class A	53,400	125,351
Zhejiang Wanliyang Co., Ltd. Class A	107,300	146,042
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	44,500	63,059
Zhejiang Xinan Chemical Industrial Group Co., Ltd. Class A	35,200	49,729
Zhejiang Yankon Group Co., Ltd. Class A	101,700	69,356
Zhejiang Yasha Decoration Co., Ltd. Class A	175,200	145,892
Zhejiang Yatai Pharmaceutical Co., Ltd. Class A	34,500	31,849
Zhejiang Yongtai Technology Co., Ltd. Class A	45,833	65,145
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	65,300	60,658
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	240,600	125,985
Zhongshan Broad Ocean Motor Co., Ltd. Class A (a)	167,400	92,771
Zhou Hei Ya International Holdings Co., Ltd. (c)	330,000	235,478
Security Description	Shares	Value
Zhuzhou Kibing Group Co., Ltd. Class A	178,600	$140,774
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	118,600	121,748
ZJBC Information Technology Co., Ltd. Class A	35,700	47,924
Zotye Automobile Co., Ltd. Class A (a)	261,500	110,004
		98,701,558
COLOMBIA — 0.1%
Avianca Holdings SA Preference Shares	193,036	107,945
Celsia SA ESP	248,421	333,852
Cemex Latam Holdings SA (a)	143,093	192,084
		633,881
CZECH REPUBLIC — 0.4%
Moneta Money Bank A/S (c)	413,676	1,553,074
Philip Morris CR A/S	661	446,106
		1,999,180
EGYPT — 0.6%
Egypt Kuwait Holding Co. SAE	620,008	819,031
Egyptian Financial Group-Hermes Holding Co.	530,186	560,577
ElSewedy Electric Co.	127,291	91,205
Emaar Misr for Development SAE (a)	203,020	36,936
Ezz Steel Co SAE (a)	402,213	260,875
Heliopolis Housing (a)	99,223	146,022
Ibnsina Pharma SAE (a)	205,262	124,948
Medinet Nasr Housing (a)	618,774	185,825
Orascom Investment Holding (a)	2,967,960	100,966
Palm Hills Developments SAE (a)	914,861	99,637
Pioneers Holding for Financial Investments SAE (a)	155,371	50,725
Qalaa Holdings SAE (a)	498,270	75,749
Six of October Development & Investment	452,326	373,415
Talaat Moustafa Group	426,435	217,070
Telecom Egypt Co.	159,925	100,240
		3,243,221
GREECE — 1.1%
Aegean Airlines SA	46,529	438,722
Diana Shipping, Inc. (a)	5,380	16,732
Ellaktor SA (a)	98,272	187,748
FF Group (a)(e)	24,815	13,370
Fourlis Holdings SA	32,946	214,125
GEK Terna Holding Real Estate Construction SA (a)	45,633	387,758
Hellenic Exchanges - Athens Stock Exchange SA	81,452	423,777
Holding Co. ADMIE IPTO SA	140,130	364,926
Mytilineos Holdings SA	99,504	1,092,360
Piraeus Bank SA (a)	246,907	828,688
Public Power Corp. SA (a)	130,866	606,685

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Star Bulk Carriers Corp.	74,495	$879,786
StealthGas, Inc. (a)	74,438	255,322
Tsakos Energy Navigation, Ltd.	112,645	491,132
		6,201,131
HONG KONG — 2.1%
Agritrade Resources, Ltd. (b)	1,655,000	123,194
AGTech Holdings, Ltd. (a)	2,336,000	109,428
Ajisen China Holdings, Ltd.	687,000	244,230
Anxin-China Holdings, Ltd. (a)(e)	2,248,000	—
Beijing Enterprises Medical & Health Group, Ltd. (a)	2,423,600	46,657
Camsing International Holding, Ltd. (a)(e)	276,000	20,545
Central Wealth Group Holdings, Ltd. (a)	5,012,000	32,805
China Animation Characters Co., Ltd. (b)	1,102,000	311,148
China Everbright, Ltd.	346,000	646,546
China First Capital Group, Ltd. (a)	2,188,000	75,818
China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A	576,000	313,437
China High Precision Automation Group, Ltd. (a)(e)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (b)	553,000	392,475
China Lumena New Materials Corp. (a)(b)(e)	4,181,298	—
China Metal Recycling Holdings, Ltd. (a)(b)(e)	693,675	—
China Minsheng Financial Holding Corp., Ltd. (a)(b)	7,820,000	100,362
China Oil & Gas Group, Ltd. (b)	5,028,000	200,041
China Star Entertainment, Ltd.	390,000	75,079
China Water Affairs Group, Ltd. (b)	508,000	380,097
Comba Telecom Systems Holdings, Ltd. (b)	1,132,575	315,420
Concord New Energy Group, Ltd.	8,700,000	424,292
Dawnrays Pharmaceutical Holdings, Ltd.	1,459,000	267,765
Digital China Holdings, Ltd. (b)	987,000	513,020
Essex Bio-technology, Ltd.	246,000	198,901
Fosun Tourism Group (c)	68,200	97,856
Fullshare Holdings, Ltd. (a)(b)	5,460,000	126,133
GCL-Poly Energy Holdings, Ltd. (a)(b)	8,453,000	320,033
Hi Sun Technology China, Ltd. (a)	1,851,000	308,825
Huabao International Holdings, Ltd.	1,455,000	534,061
Huayi Tencent Entertainment Co., Ltd. (a)	2,940,000	41,505
IMAX China Holding, Inc. (c)	75,800	159,931
Jiayuan International Group, Ltd.	502,000	196,501
Ju Teng International Holdings, Ltd.	1,039,500	265,485
Lifestyle China Group, Ltd. (a)(b)	404,500	124,592
Security Description	Shares	Value
Meilleure Health International Industry Group, Ltd. (a)	924,000	$50,992
NetDragon Websoft Holdings, Ltd.	272,000	639,524
NewOcean Energy Holdings, Ltd. (a)(b)	1,724,000	261,085
Pou Sheng International Holdings, Ltd.	2,315,000	730,884
Sansheng Holdings Group Co., Ltd. (a)	20,000	25,155
Skyworth Group, Ltd. (b)	1,912,000	552,119
Tech Pro Technology Development, Ltd. (a)(b)(e)	6,035,100	26,334
Tibet Water Resources, Ltd. (a)	2,054,000	139,714
United Laboratories International Holdings, Ltd. (b)	998,500	727,878
VCredit Holdings, Ltd. (a)(c)	58,600	51,066
Wasion Holdings, Ltd.	815,000	398,515
Yuexiu Transport Infrastructure, Ltd.	1,214,549	1,080,216
		11,649,664
HUNGARY — 0.2%
Magyar Telekom Telecommunications PLC	592,711	897,257
INDIA — 9.1%
Aarti Industries, Ltd.	24,512	285,288
Aavas Financiers, Ltd. (a)	9,235	256,317
Adani Green Energy, Ltd. (a)	220,327	513,791
Aegis Logistics, Ltd.	83,503	226,311
Ajanta Pharma, Ltd.	8,649	118,088
Alembic Pharmaceuticals, Ltd.	28,088	224,812
Amara Raja Batteries, Ltd.	5,455	55,358
Andhra Bank (a)	92,942	21,745
APL Apollo Tubes, Ltd.	8,469	222,789
Apollo Tyres, Ltd.	80,126	183,987
Arti Surfactants, Ltd. (a)	1,139	8,717
Arvind Fashions, Ltd. (a)	37,271	205,419
Arvind, Ltd.	196,778	110,136
AstraZeneca Pharma India, Ltd.	1,735	63,602
Avanti Feeds, Ltd.	13,812	113,007
Azure Power Global, Ltd. (a)(b)	9,010	113,346
Bajaj Corp., Ltd. (a)	62,429	206,499
Bajaj Electricals, Ltd.	23,793	119,385
Balkrishna Industries, Ltd.	39,367	546,315
Balrampur Chini Mills, Ltd.	248,214	637,764
BASF India, Ltd.	6,515	90,202
Bayer CropScience, Ltd.	4,912	245,180
Birla Corp., Ltd.	19,819	169,415
Birlasoft, Ltd.	255,538	253,110
Blue Dart Express, Ltd.	6,978	213,510
Blue Star, Ltd.	4,186	49,312
Brigade Enterprises, Ltd.	17,344	53,093
Can Fin Homes, Ltd.	20,879	114,972
Carborundum Universal, Ltd.	8,492	38,119
CARE Ratings, Ltd.	22,057	197,446
Castrol India, Ltd.	28,732	52,047

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
CCL Products India, Ltd.	18,099	$51,043
Ceat, Ltd.	35,299	489,021
Central Bank of India (a)	183,737	46,077
Century Plyboards India, Ltd.	17,873	40,214
Century Textiles & Industries, Ltd.	15,808	105,718
Cera Sanitaryware, Ltd.	5,325	201,244
CESC, Ltd.	46,798	483,072
CG Power and Industrial Solutions, Ltd. (a)	584,604	88,455
Chalet Hotels, Ltd. (a)	11,228	54,891
Chambal Fertilizers and Chemicals, Ltd.	22,456	47,899
Chennai Super Kings Cricket, Ltd. (a)(e)	418,560	—
Coffee Day Enterprises, Ltd. (a)(c)	7,365	4,158
Coromandel International, Ltd.	39,261	292,677
CreditAccess Grameen, Ltd. (a)	11,212	120,629
CRISIL, Ltd.	9,503	253,970
Cyient, Ltd.	49,787	286,188
DB Corp., Ltd.	60,162	113,070
DCB Bank, Ltd.	112,777	271,601
DCM Shriram, Ltd.	19,872	109,942
Delta Corp., Ltd.	60,484	167,822
Dewan Housing Finance Corp., Ltd. (a)	118,722	27,943
Dilip Buildcon, Ltd. (c)	33,461	188,756
Dish TV India, Ltd. (a)	314,577	57,734
Dishman Carbogen Amcis, Ltd.	9,424	11,143
Dr Lal PathLabs, Ltd. (c)	32,499	680,206
eClerx Services, Ltd.	19,118	152,134
Edelweiss Financial Services, Ltd.	302,339	462,542
EIH, Ltd.	66,588	133,077
Emami, Ltd.	33,264	144,421
Engineers India, Ltd.	110,873	153,779
Equitas Holdings, Ltd. (a)	29,931	44,784
Eris Lifesciences, Ltd. (a)(c)	18,107	120,243
Escorts, Ltd.	96,467	850,899
Essel Propack, Ltd.	12,427	30,851
Fine Organic Industries, Ltd.	1,921	52,347
Finolex Cables, Ltd.	25,985	135,098
Fortis Healthcare, Ltd. (a)	245,083	452,890
Future Consumer, Ltd. (a)	311,273	97,902
Future Lifestyle Fashions, Ltd.	19,445	109,636
Gateway Distriparks, Ltd.	167,769	287,339
GE T&D India, Ltd.	94,581	195,050
Glenmark Pharmaceuticals, Ltd.	62,461	304,044
GMR Infrastructure, Ltd. (a)	2,606,786	766,936
Godfrey Phillips India, Ltd.	24,674	439,670
Granules India, Ltd.	34,607	59,684
Graphite India, Ltd.	29,033	123,347
Great Eastern Shipping Co. Ltd	45,969	192,530
Gujarat Alkalies & Chemicals, Ltd.	4,302	25,223
Gujarat Gas, Ltd.	51,433	171,172
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	9,652	22,163
Gujarat Pipavav Port, Ltd.	398,689	492,928
Security Description	Shares	Value
Gujarat State Petronet, Ltd.	50,085	$154,020
HEG, Ltd.	9,880	147,546
Hexaware Technologies, Ltd.	148,250	695,161
HFCL, Ltd.	374,060	91,971
Himadri Speciality Chemical, Ltd.	37,337	31,725
Hindustan Construction Co., Ltd. (a)	206,923	29,135
Hindustan Copper, Ltd.	251,045	138,047
ICICI Securities, Ltd. (c)	44,208	251,951
IDFC, Ltd.	929,440	511,088
IFB Industries, Ltd. (a)	11,215	105,067
IFCI, Ltd. (a)	298,615	27,612
IIFL Holdings, Ltd.	51,339	100,731
India Cements, Ltd.	336,773	336,876
Indiabulls Real Estate, Ltd. (a)	268,686	245,994
Indiabulls Ventures, Ltd.	131,777	395,729
Infibeam Avenues, Ltd.	89,237	68,699
Inox Leisure, Ltd.	56,381	302,015
Ipca Laboratories, Ltd.	67,781	1,078,988
IRB Infrastructure Developers, Ltd. (a)	223,262	233,027
Jain Irrigation Systems, Ltd.	322,196	35,886
Jammu & Kashmir Bank, Ltd. (a)	458,294	191,656
Jindal Saw, Ltd.	135,997	139,182
Jindal Steel & Power, Ltd. (a)	225,292	529,314
JK Cement, Ltd.	7,755	126,992
JM Financial, Ltd.	171,986	226,975
Johnson Controls-Hitachi Air Conditioning India, Ltd.	7,662	205,912
JSW Energy, Ltd.	709,690	689,525
Jubilant Life Sciences, Ltd.	83,601	628,956
Just Dial, Ltd. (a)	42,481	340,041
Jyothy Laboratories, Ltd.	111,617	229,870
Kajaria Ceramics, Ltd.	82,277	605,394
Kalpataru Power Transmission, Ltd.	42,929	246,797
Karnataka Bank, Ltd.	120,666	121,802
Karur Vysya Bank, Ltd.	530,306	447,629
KEC International, Ltd.	25,840	109,347
KEI Industries, Ltd.	22,503	144,470
KPIT Technologies, Ltd.	260,361	341,783
KPR Mill, Ltd.	7,659	70,653
KRBL, Ltd.	47,781	191,015
Laurus Labs, Ltd. (c)	8,403	42,352
Lemon Tree Hotels, Ltd. (a)(c)	183,346	164,394
Linde India, Ltd.	6,935	64,266
LUX Industries, Ltd.	2,941	52,932
Magma Fincorp, Ltd.	111,528	84,140
Mahanagar Gas, Ltd.	3,532	52,709
Maharashtra Scooters, Ltd.	742	46,250
Mahindra CIE Automotive, Ltd. (a)	120,052	277,096
Mahindra Holidays & Resorts India, Ltd. (a)	56,045	178,472
Mahindra Lifespace Developers, Ltd.	29,000	162,515
MakeMyTrip, Ltd. (a)(b)	41,814	957,541

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Manappuram Finance, Ltd.	579,798	$1,441,003
Max Financial Services, Ltd. (a)	91,779	687,203
Minda Industries, Ltd.	53,468	263,564
Mindtree, Ltd.	48,243	540,805
Motilal Oswal Financial Services, Ltd.	22,572	240,162
Multi Commodity Exchange of India, Ltd.	16,267	266,197
Natco Pharma, Ltd.	89,408	743,353
NBCC India, Ltd.	243,969	119,117
NCC, Ltd.	628,947	493,443
NIIT Technologies, Ltd.	12,280	273,520
Omaxe, Ltd.	59,225	128,651
Oriental Bank of Commerce (a)	40,391	29,454
PC Jeweller, Ltd. (a)	108,608	37,051
Persistent Systems, Ltd.	57,237	540,590
Pfizer, Ltd.	4,795	283,804
Phoenix Mills, Ltd.	45,276	528,191
PNC Infratech, Ltd.	90,398	242,718
Prestige Estates Projects, Ltd.	128,331	608,321
Prism Johnson, Ltd.	126,961	111,703
Procter & Gamble Health, Ltd.	2,008	122,843
PTC India, Ltd.	446,883	354,047
PVR, Ltd.	42,940	1,142,048
Quess Corp., Ltd. (a)(c)	45,088	306,143
Radico Khaitan, Ltd.	27,868	122,399
Rain Industries, Ltd.	50,836	70,224
Raymond, Ltd.	2,659	24,918
Redington India, Ltd.	333,842	550,961
Relaxo Footwears, Ltd.	20,226	174,481
Reliance Capital, Ltd. (a)	54,185	11,197
Reliance Infrastructure, Ltd. (a)	99,892	41,145
Repco Home Finance, Ltd.	36,762	163,394
RITES, Ltd.	7,213	29,280
Sadbhav Engineering, Ltd.	94,099	141,917
Satin Creditcare Network, Ltd. (a)	41,226	124,149
Schaeffler India, Ltd.	4,225	278,305
Sequent Scientific, Ltd.	33,973	33,650
Shilpa Medicare, Ltd.	4,095	16,184
Shoppers Stop, Ltd.	5,077	26,481
Shriram City Union Finance, Ltd.	10,965	215,404
SKF India, Ltd.	25,898	789,314
Sobha, Ltd.	16,432	92,430
Solar Industries India, Ltd.	12,266	182,216
Somany Home Innovation, Ltd. (a)	3,677	7,318
South Indian Bank, Ltd.	865,011	122,399
SpiceJet, Ltd. (a)	159,847	252,273
Sterlite Technologies, Ltd.	46,792	77,716
Strides Pharma Science, Ltd.	70,667	358,344
Sun Pharma Advanced Research Co., Ltd. (a)	132,205	289,310
Sundram Fasteners, Ltd.	23,891	167,372
Sunteck Realty, Ltd.	7,698	44,886
Suven Life Sciences, Ltd.	7,588	32,647
Suzlon Energy, Ltd. (a)	2,589,520	67,116
Swan Energy, Ltd.	14,434	21,860
Security Description	Shares	Value
Symphony, Ltd.	28,214	$459,487
Syndicate Bank (a)	97,940	38,145
Syngene International, Ltd. (c)	55,383	248,407
Tata Communications, Ltd.	17,780	98,879
Tata Elxsi, Ltd.	19,930	230,619
Tata Investment Corp., Ltd.	4,699	53,189
TeamLease Services, Ltd. (a)	6,590	228,953
Thermax, Ltd.	55,561	842,700
Thomas Cook India, Ltd.	59,216	52,929
TI Financial Holdings, Ltd. (a)	26,252	183,765
Time Technoplast, Ltd.	112,302	87,714
Timken India, Ltd.	18,556	239,690
Torrent Power, Ltd.	190,673	758,651
Trident, Ltd.	1,990,690	186,859
TTK Prestige, Ltd.	1,016	81,320
Tube Investments of India, Ltd.	12,367	83,442
TV18 Broadcast, Ltd. (a)	92,501	27,409
Union Bank of India (a)	375,577	288,346
VA Tech Wabag, Ltd. (a)	36,726	93,901
Vakrangee, Ltd.	399,124	267,003
Vardhman Textiles, Ltd.	15,207	211,440
V-Guard Industries, Ltd.	68,571	204,239
Vinati Organics, Ltd.	10,045	279,179
VIP Industries, Ltd.	24,552	148,475
V-Mart Retail, Ltd.	5,719	132,435
VRL Logistics, Ltd.	7,622	29,360
WABCO India, Ltd.	6,627	601,733
Welspun Corp., Ltd.	182,381	368,579
Welspun India, Ltd.	341,581	229,705
Westlife Development, Ltd. (a)	16,422	78,960
Wockhardt, Ltd. (a)	1,983	6,499
		49,449,725
INDONESIA — 2.8%
Adhi Karya Persero Tbk PT	4,239,091	358,792
AKR Corporindo Tbk PT	2,148,800	611,400
Alam Sutera Realty Tbk PT (a)	20,552,300	352,346
Alfa Energi Investama Tbk PT (a)	269,600	6,331
Aneka Tambang Tbk	6,017,300	364,094
Astra Agro Lestari Tbk PT	296,100	310,870
Bank CIMB Niaga Tbk PT	3,406,700	236,806
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,882,400	416,758
Bank Pembangunan Daerah Jawa Timur Tbk PT	6,313,300	311,515
Bank Tabungan Negara Persero Tbk PT	795,600	121,496
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)	1,881,700	576,065
Bukit Asam Tbk PT	1,264,100	242,212
Bumi Resources Tbk PT (a)	16,078,300	76,439
Bumi Serpong Damai Tbk PT (a)	7,819,900	706,931
Bumitama Agri, Ltd.	609,300	362,503
Ciputra Development Tbk PT	10,666,799	799,098
Delta Dunia Makmur Tbk PT (a)	6,397,800	129,039
Erajaya Swasembada Tbk PT	1,192,200	154,151
Global Mediacom Tbk PT (a)	3,962,600	99,333

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Indika Energy Tbk PT	1,106,300	$95,230
Indo Tambangraya Megah Tbk PT	54,800	45,297
Indosat Tbk PT (a)	344,800	72,276
Inti Agri Resources Tbk PT (a)	258,200	930
Japfa Comfeed Indonesia Tbk PT	4,443,500	491,322
Kresna Graha Investama Tbk PT (a)	8,615,000	310,283
Link Net Tbk PT	1,984,300	566,024
Lippo Karawaci Tbk PT (a)	38,054,980	663,375
Matahari Department Store Tbk PT	2,008,100	608,975
Medco Energi Internasional Tbk PT (a)	6,944,666	432,713
Media Nusantara Citra Tbk PT	6,395,100	750,874
Mitra Adiperkasa Tbk PT	11,077,500	841,834
Pelayaran Tamarin Samudra Tbk PT (a)	4,268,300	119,909
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,176,000	446,703
Pool Advista Indonesia Tbk PT (a)	1,181,800	13,280
PP Persero Tbk PT	3,309,098	377,808
Ramayana Lestari Sentosa Tbk PT	2,189,500	167,968
Rimo International Lestari Tbk PT (a)	100,200	361
Sawit Sumbermas Sarana Tbk PT	2,913,100	177,315
Siloam International Hospitals Tbk PT (a)	381,543	191,012
Sitara Propertindo Tbk PT (a)	4,352,700	131,686
Summarecon Agung Tbk PT	8,469,800	613,157
Surya Citra Media Tbk PT	1,074,600	109,144
Timah Persero Tbk PT	1,246,629	74,084
Tower Bersama Infrastructure Tbk PT	7,651,500	677,929
Trada Alam Minera Tbk PT (a)	6,757,200	24,337
Tunas Baru Lampung Tbk PT	961,100	68,885
Waskita Karya Persero Tbk PT	3,842,300	411,008
Wijaya Karya Persero Tbk PT	4,246,036	608,652
		15,328,550
KUWAIT — 0.6%
ALAFCO Aviation Lease & Finance Co. KSCP	94,289	84,559
Alimtiaz Investment Group KSC	397,250	165,030
Boubyan Petrochemicals Co. KSCP	253,951	559,312
Heavy Engineering & Ship Building Co. KSCP Class B	105,126	140,376
Humansoft Holding Co. KSC	63,253	628,150
Integrated Holding Co. KCSC	79,125	143,745
Kuwait International Bank KSCP	367,942	332,397
Kuwait Projects Co. Holding KSCP	353,925	252,053
National Industries Group Holding SAK	364,472	289,607
National Real Estate Co. KPSC (a)	233,784	70,451
Security Description	Shares	Value
Warba Bank KSCP (a)	601,620	$545,485
		3,211,165
LUXEMBOURG — 0.0% (d)
Biotoscana Investments SA (a)	80,289	198,392
MALAYSIA — 4.6%
Aeon Co. M Bhd	984,800	341,869
AirAsia Group Bhd	562,100	233,607
Alliance Bank Malaysia Bhd	693,600	445,952
Astro Malaysia Holdings Bhd	1,437,700	446,371
Axis Real Estate Investment Trust	186,700	80,787
Berjaya Corp. Bhd (a)	1,993,767	121,853
Berjaya Sports Toto Bhd	1,233,858	778,231
BerMaz Motor Sdn Bhd	916,860	470,702
British American Tobacco Malaysia Bhd	65,800	242,578
Bumi Armada Bhd (a)	3,297,400	427,239
Bursa Malaysia Bhd	576,809	858,762
Cahya Mata Sarawak Bhd	615,400	341,513
Carlsberg Brewery Malaysia Bhd Class B	124,800	896,986
Datasonic Group Bhd	1,195,400	432,512
Dayang Enterprise Holdings Bhd (a)	167,530	102,799
DRB-Hicom Bhd	1,083,800	630,594
Eastern & Oriental Bhd	1,396,229	213,334
Eco World Development Group Bhd (a)	639,900	116,545
Econpile Holdings Bhd	930,600	171,765
Ekovest Bhd	1,195,200	229,369
FGV Holdings Bhd (a)	1,873,700	696,253
Focus Dynamics Group Bhd (a)	597,100	73,716
Frontken Corp. Bhd	123,200	68,972
George Kent Malaysia Bhd	557,100	125,979
Globetronics Technology Bhd	331,300	188,713
Heineken Malaysia Bhd	141,500	938,144
Hengyuan Refining Co. Bhd (a)	70,300	72,526
Hibiscus Petroleum Bhd (a)	427,800	98,309
IGB Real Estate Investment Trust	1,179,700	545,076
IJM Corp. Bhd	2,027,600	1,075,637
Inari Amertron Bhd	1,905,079	791,745
IOI Properties Group Bhd	567,700	172,093
KNM Group Bhd (a)	1,222,300	112,055
Kossan Rubber Industries	323,400	328,895
KPJ Healthcare Bhd	3,716,972	858,706
Magnum Bhd	1,396,800	877,589
Mah Sing Group Bhd	774,300	133,451
Malaysia Building Society Bhd	1,991,207	404,034
Malaysian Pacific Industries Bhd	77,200	215,907
Malaysian Resources Corp. Bhd	2,627,600	468,927
My EG Services Bhd	2,051,550	551,694
Padini Holdings Bhd	588,900	466,455
Pavilion Real Estate Investment Trust	1,149,500	488,970
Pentamaster Corp. Bhd (a)	110,700	122,865
Petron Malaysia Refining & Marketing Bhd	10,800	13,254

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Pos Malaysia Bhd	722,800	$261,519
PureCircle, Ltd. (a)	65,357	113,595
Sapura Energy Bhd	5,605,700	370,013
Scientex Bhd	212,400	490,693
Serba Dinamik Holdings Bhd	445,410	239,556
Sime Darby Property Bhd	841,200	188,167
SKP Resources Bhd	222,900	74,109
SP Setia Bhd Group	160,200	62,662
Sunway Real Estate Investment Trust	2,190,900	974,805
Supermax Corp. Bhd	569,021	193,360
TIME dotCom Bhd	260,100	586,266
Uchi Technologies Bhd	37,200	25,282
UEM Sunrise Bhd (a)	1,207,800	208,165
UMW Holdings Bhd	387,200	425,016
UOA Development Bhd	1,471,500	730,264
Velesto Energy Bhd (a)	2,160,115	200,671
ViTrox Corp. Bhd	128,400	248,607
VS Industry Bhd	1,595,300	522,602
WCT Holdings Bhd (a)	1,519,788	323,241
Yinson Holdings Bhd	746,100	1,181,941
YNH Property Bhd (a)	97,100	64,567
		24,958,434
MEXICO — 2.4%
Alsea SAB de CV (a)	232,770	614,220
Banco del Bajio SA (c)	209,474	351,305
Bolsa Mexicana de Valores SAB de CV	590,388	1,292,451
Concentradora Fibra Danhos SA de CV	223,628	339,634
Concentradora Fibra Hotelera Mexicana SA de CV REIT (c)	529,903	250,304
Concentradora Hipotecaria SAPI de CV REIT	596,210	645,968
Consorcio ARA SAB de CV	999,372	221,212
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)(b)	696,563	729,613
Corp. Inmobiliaria Vesta SAB de CV	460,662	829,406
Credito Real SAB de CV SOFOM ER (b)	301,607	381,241
Genomma Lab Internacional SAB de CV Class B (a)(b)	706,312	699,804
Gentera SAB de CV	534,269	550,848
Grupo Aeromexico SAB de CV (a)(b)	189,525	156,967
Grupo Cementos de Chihuahua SAB de CV (b)	26,442	141,228
Hoteles City Express SAB de CV (a)(b)	383,061	265,530
Industrias CH SAB de CV Class B (a)	77,338	381,120
Macquarie Mexico Real Estate Management SA de CV REIT (c)	751,550	979,037
Megacable Holdings SAB de CV	271,264	1,112,407
Security Description	Shares	Value
PLA Administradora Industrial S de RL de CV REIT	849,729	$1,395,816
Prologis Property Mexico SA de CV REIT	425,231	943,056
Qualitas Controladora SAB de CV	202,155	849,985
		13,131,152
MONACO — 0.2%
Costamare, Inc.	49,712	473,755
GasLog, Ltd. (b)	59,990	587,302
		1,061,057
PAKISTAN — 0.8%
Bank Alfalah, Ltd.	194,150	57,293
Engro Corp., Ltd.	286,370	638,422
Engro Fertilizers, Ltd.	563,500	267,186
Fauji Fertilizer Co., Ltd.	323,500	211,962
Habib Bank, Ltd.	398,200	404,770
Hub Power Co. Ltd (a)	528,113	318,338
Lucky Cement, Ltd.	167,300	462,799
Mari Petroleum Co., Ltd.	4,452	37,662
MCB Bank, Ltd.	285,500	377,815
Millat Tractors, Ltd.	14,276	64,936
National Bank of Pakistan (a)	163,000	45,575
Pakistan Oilfields, Ltd.	82,880	239,074
Pakistan Petroleum, Ltd.	203,640	180,332
Pakistan State Oil Co., Ltd.	409,028	506,158
Searle Co., Ltd.	19,895	24,247
SUI Northern Gas Pipeline	856,400	421,218
United Bank, Ltd.	292,600	310,804
		4,568,591
PERU — 0.1%
Ferreycorp SAA	1,114,765	737,318
PHILIPPINES — 0.9%
Cebu Air, Inc.	413,748	731,177
CEMEX Holdings Philippines, Inc. (a)(c)	1,806,105	71,681
Cosco Capital, Inc.	5,286,200	713,942
D&L Industries, Inc.	3,172,900	595,173
DoubleDragon Properties Corp. (a)	513,300	191,556
First Gen Corp.	1,711,300	816,031
First Philippine Holdings Corp.	406,700	553,697
Integrated Micro-Electronics, Inc.	841,000	131,020
MacroAsia Corp.	198,710	64,739
Manila Water Co., Inc.	1,191,500	243,735
Megawide Construction Corp. (a)	633,100	204,762
Melco Resorts And Entertainment Philippines Corp. (a)	664,300	95,097
Nickel Asia Corp.	6,430,680	430,447
PXP Energy Corp. (a)	607,600	103,656
Semirara Mining & Power Corp.	121,700	52,866
SM Prime Holdings, Inc.	1	1
		4,999,580
POLAND — 1.2%
11 bit studios SA (a)	1,861	196,552

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Alior Bank SA (a)	28,384	$214,943
Asseco Poland SA	25,448	427,683
Benefit Systems SA (a)	248	57,755
Budimex SA	8,526	387,208
CCC SA	14,176	411,734
Ciech SA (a)	48,260	505,881
Develia SA	318,310	213,479
Enea SA (a)	150,490	314,506
Energa SA (a)	215,629	403,098
EPP NV	186,856	229,169
Eurocash SA	98,759	569,508
Grupa Azoty SA (a)	48,425	374,379
Jastrzebska Spolka Weglowa SA	7,879	44,478
KRUK SA	17,188	760,169
Lubelski Wegiel Bogdanka SA	12,052	110,900
Orange Polska SA (a)	261,170	490,991
PKP Cargo SA	19,962	108,051
PlayWay SA	4,501	284,038
Tauron Polska Energia SA (a)	693,957	300,501
		6,405,023
QATAR — 0.5%
Aamal Co.	297,838	66,504
Al Meera Consumer Goods Co. QSC	139,612	586,670
Gulf International Services QSC (a)	510,889	241,343
Gulf Warehousing Co.	194,915	293,363
Medicare Group	196,389	455,778
Qatar Aluminium Manufacturing Co.	1,069,522	229,414
Qatar First Bank (a)	1,091,501	245,220
United Development Co. QSC	650,140	271,412
Vodafone Qatar QSC	260,620	83,032
		2,472,736
RUSSIA — 1.1%
Aeroflot PJSC	455,831	760,168
Etalon Group PLC GDR	130,270	226,930
Globaltrans Investment PLC GDR	122,522	1,084,320
LSR Group PJSC GDR	237,362	592,218
M. Video PJSC (a)	64,486	541,750
Mechel PJSC ADR (a)(b)	53,041	109,265
QIWI PLC ADR	40,362	781,408
Sistema PJSC FC GDR	165,796	808,090
TCS Group Holding PLC	22,209	477,494
TMK PJSC GDR	91,883	341,345
		5,722,988
SAUDI ARABIA — 2.6%
Abdul Mohsen Al-Hokair Tourism and Development Co. (a)	46,706	196,969
Abdullah Al Othaim Markets Co.	30,731	667,656
Al Babtain Power & Telecommunication Co.	13,154	94,676
Al Hammadi Co. for Development and Investment (a)	23,702	132,938
Security Description	Shares	Value
Al Jouf Agricultural Development Co.	8,595	$51,323
Al Jouf Cement Co. (a)	58,206	148,490
Al Khaleej Training and Education Co. (a)	44,516	164,711
Al Rajhi Co. for Co-operative Insurance (a)	11,109	188,047
Al Rajhi REIT	87,862	226,254
Alandalus Property Co.	16,957	70,607
Aldrees Petroleum and Transport Services Co.	20,122	335,250
Al-Etihad Cooperative Insuarnce Co. (a)	29,568	115,866
Alujain Corp. (a)	20,250	161,944
Arabian Cement Co.	27,465	269,430
Arriyadh Development Co.	35,114	140,407
Aseer Trading Tourism & Manufacturing Co. (a)	44,380	107,422
Astra Industrial Group (a)	12,765	52,335
AXA Cooperative Insurance Co. (a)	8,186	58,046
Basic Chemical Industries, Ltd. (a)	9,148	58,478
Batic Investments and Logistic Co. (a)	10,578	82,198
Bawan Co. (a)	22,722	97,277
Buruj Cooperative Insurance Co.	13,249	67,882
City Cement Co.	54,402	259,589
Dallah Healthcare Co.	10,666	133,066
Derayah REIT	67,998	190,328
Dur Hospitality Co.	43,382	270,610
Eastern Province Cement Co.	26,384	253,199
Fawaz Abdulaziz Al Hokair & Co. (a)	49,206	335,797
Fitaihi Holding Group	17,112	52,459
Hail Cement Co. (a)	33,347	108,451
Herfy Food Services Co.	16,368	234,309
Jadwa REIT Saudi Fund	30,812	91,993
Jazan Energy and Development Co. (a)	23,245	72,499
Leejam Sports Co. JSC	11,931	257,938
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	25,054	106,726
Methanol Chemicals Co. (a)	38,576	85,866
Middle East Healthcare Co. (a)	16,725	132,416
Musharaka Real Estate Income Fund REIT	52,121	131,855
Najran Cement Co. (a)	52,513	167,423
National Agriculture Development Co (a)	26,604	195,738
National Co. for Learning & Education	19,916	151,840
National Gas & Industrialization Co.	15,247	125,592
National Medical Care Co.	12,439	161,154
Northern Region Cement Co. (a)	50,116	158,178
Qassim Cement Co.	29,419	518,379

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Riyad REIT Fund	69,345	$161,009
Saudi Advanced Industries Co.	28,075	102,981
Saudi Airlines Catering Co.	28,991	794,465
Saudi Arabia Refineries Co.	4,557	54,301
Saudi Arabian Amiantit Co. (a)	9,479	38,711
Saudi Automotive Services Co.	27,313	214,424
Saudi Ceramic Co. (a)	14,723	142,273
Saudi Chemical Co. Holding (a)	16,654	106,460
Saudi Co. For Hardware CJSC	11,682	162,246
Saudi Ground Services Co.	55,620	520,423
Saudi Industrial Services Co.	20,606	107,663
Saudi Pharmaceutical Industries & Medical Appliances Corp.	20,070	145,791
Saudi Public Transport Co. (a)	24,289	116,417
Saudi Re for Cooperative Reinsurance Co. (a)	20,496	50,812
Saudi Real Estate Co. (a)	54,612	198,573
Saudi Research & Marketing Group (a)	23,156	479,626
Saudi Vitrified Clay Pipe Co., Ltd. (a)	8,066	113,530
Saudia Dairy & Foodstuff Co.	9,045	344,796
Seera Group Holding	95,816	559,371
Tabuk Cement Co. (a)	37,026	155,949
Umm Al-Qura Cement Co.	31,472	185,411
United Electronics Co.	17,039	340,208
United International Transportation Co.	19,272	187,516
Walaa Cooperative Insurance Co.	25,636	114,126
Yamama Cement Co. (a)	61,732	426,215
Yanbu Cement Co.	49,583	504,250
Zamil Industrial Investment Co. (a)	12,197	59,046
		14,070,204
SINGAPORE — 0.2%
Asian Pay Television Trust	1,694,100	212,920
Aslan Pharmaceuticals, Ltd. (a)	86,000	23,238
SIIC Environment Holdings, Ltd.	1,287,960	253,828
Silverlake Axis, Ltd.	1,044,000	318,328
		808,314
SOUTH AFRICA — 6.7%
Adcock Ingram Holdings, Ltd.	170,710	656,544
Advtech, Ltd.	529,195	408,718
AECI, Ltd.	103,470	791,740
African Oxygen, Ltd.	98,581	151,641
Alexander Forbes Group Holdings, Ltd.	958,216	380,312
Arrowhead Properties, Ltd. Class B	1,117,647	303,719
Ascendis Health, Ltd. (a)	112,336	12,211
Aspen Pharmacare Holdings, Ltd. (a)	253,735	2,163,284
Astral Foods, Ltd.	23,066	358,192
Attacq, Ltd.	559,051	493,745
AVI, Ltd.	143,687	914,208
Barloworld, Ltd.	140,119	1,129,589
Security Description	Shares	Value
Blue Label Telecoms, Ltd. (a)	488,642	$90,156
Brait SE (a)(b)	219,793	218,481
Cashbuild, Ltd.	14,314	230,287
City Lodge Hotels, Ltd.	24,010	123,608
Coronation Fund Managers, Ltd.	230,096	657,370
Curro Holdings, Ltd. (b)	218,660	276,775
DataTec, Ltd.	279,643	663,936
Dis-Chem Pharmacies, Ltd. (b)(c)	407,896	773,000
Distell Group Holdings, Ltd.	60,699	576,453
DRDGOLD, Ltd.	120,399	64,576
Emira Property Fund, Ltd. REIT	736,221	695,497
EOH Holdings, Ltd. (a)(b)	59,086	52,944
Equites Property Fund, Ltd. REIT	234,181	334,939
Famous Brands, Ltd.	79,847	445,387
Grindrod, Ltd.	579,918	208,602
Harmony Gold Mining Co., Ltd. (a)	324,454	1,187,975
Hosken Consolidated Investments, Ltd.	110,950	722,026
Hudaco Industries, Ltd.	20,927	159,592
Hyprop Investments, Ltd. REIT	141,294	566,348
Imperial Logistics, Ltd.	62,783	262,653
Investec, Ltd.	121,949	723,488
JSE, Ltd.	121,977	1,042,564
KAP Industrial Holdings, Ltd.	1,512,881	454,400
Lewis Group, Ltd.	63,686	156,215
Libstar Holdings, Ltd.	403,910	219,235
Long4Life, Ltd. (a)	628,696	181,188
Massmart Holdings, Ltd.	62,852	230,669
Metair Investments, Ltd.	179,600	296,690
Momentum Metropolitan Holdings	335,443	523,908
Montauk Holdings, Ltd.	1	3
Motus Holdings, Ltd.	84,920	496,154
Mpact, Ltd.	234,501	249,871
Murray & Roberts Holdings, Ltd.	158,042	120,480
Nampak, Ltd. (a)	603,664	294,849
Net 1 UEPS Technologies, Inc. (a)	73,084	271,872
Netcare, Ltd. (b)	609,106	847,656
Northam Platinum, Ltd. (a)	310,136	2,741,732
Omnia Holdings, Ltd. (b)	163,110	393,676
Pick n Pay Stores, Ltd.	128,658	587,833
Pioneer Foods Group, Ltd.	83,794	658,259
PPC, Ltd. (a)	1,145,845	204,857
Raubex Group, Ltd.	149,828	257,044
Resilient REIT, Ltd.	258,807	1,259,286
Reunert, Ltd.	168,577	875,224
Royal Bafokeng Platinum, Ltd. (a)	131,007	464,874
SA Corporate Real Estate, Ltd. REIT (b)	3,162,076	691,955
Sappi, Ltd.	324,526	1,013,484
Steinhoff International Holdings NV (a)(b)	3,568,814	214,381
Sun International, Ltd. (a)	128,947	367,933
Super Group, Ltd. (a)	463,546	942,772
Tongaat Hulett, Ltd. (a)(e)	102,915	72,917

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Transaction Capital, Ltd.	195,679	$295,264
Trencor, Ltd. (a)	118,068	76,835
Truworths International, Ltd.	240,928	847,689
Tsogo Sun Gaming, Ltd.	244,322	214,558
Tsogo Sun Hotels, Ltd. (a)	244,322	68,491
Vukile Property Fund, Ltd. REIT	772,174	1,071,275
Wilson Bayly Holmes-Ovcon, Ltd.	81,257	802,546
Zeder Investments, Ltd.	656,182	223,365
		36,530,000
TAIWAN — 30.4%
AcBel Polytech, Inc.	860,000	692,831
Acer, Inc.	982,000	584,738
A-DATA Technology Co., Ltd. (b)	261,652	599,643
Adlink Technology, Inc.	191,625	306,835
Advanced Ceramic X Corp.	57,642	676,852
Advanced Lithium Electrochemistry Cayman Co., Ltd. (a)	101,717	52,424
Advanced Wireless Semiconductor Co.	34,000	112,853
AGV Products Corp. (a)	1,914,414	454,064
Airtac International Group	108,000	1,680,689
Alchip Technologies, Ltd. (b)	58,000	453,715
Alpha Networks, Inc.	494,513	388,491
Altek Corp.	229,516	184,519
AmTRAN Technology Co., Ltd. (a)	994,717	353,395
Apex International Co., Ltd.	39,000	59,846
Arcadyan Technology Corp.	222,318	697,873
Ardentec Corp.	114,000	117,320
Asia Optical Co., Inc.	224,540	808,964
Asia Pacific Telecom Co., Ltd. (a)	1,441,000	361,969
Asia Polymer Corp.	971,489	512,043
ASMedia Technology, Inc. (b)	20,000	438,336
ASPEED Technology, Inc.	17,000	543,850
Aten International Co., Ltd.	229,000	660,790
AURAS Technology Co., Ltd.	24,000	176,135
Aurora Corp.	12,000	36,068
Bank of Kaohsiung Co., Ltd.	102,861	33,558
Baotek Industrial Materials, Ltd. (a)	24,000	43,073
Basso Industry Corp.	118,800	194,981
BES Engineering Corp.	2,764,356	717,440
Brighton-Best International Taiwan, Inc.	196,000	183,074
Brogent Technologies, Inc.	6,300	36,673
Capital Securities Corp.	2,369,771	889,346
Career Technology MFG. Co., Ltd. (b)	361,141	430,690
Casetek Holdings, Ltd.	145,820	230,329
Cathay Real Estate Development Co., Ltd.	911,332	636,902
Center Laboratories, Inc.	301,468	603,399
Century Iron & Steel Industrial Co., Ltd.	90,000	216,766
Chang Wah Electromaterials, Inc.	83,419	496,724
Security Description	Shares	Value
Chang Wah Technology Co., Ltd.	50,000	$57,461
Charoen Pokphand Enterprise	309,675	683,874
Chaun-Choung Technology Corp.	34,000	322,114
Cheng Loong Corp.	1,310,128	843,496
Cheng Mei Materials Technology Corp. (a)	93,000	22,647
Cheng Uei Precision Industry Co., Ltd.	361,915	552,947
Chia Hsin Cement Corp.	118,000	87,977
Chicony Electronics Co., Ltd.	504,656	1,498,295
Chilisin Electronics Corp.	139,455	595,465
China Airlines, Ltd.	802,000	242,390
China Bills Finance Corp.	1,032,394	516,593
China Chemical & Pharmaceutical Co., Ltd.	712,000	457,217
China General Plastics Corp.	90,400	62,725
China Man-Made Fiber Corp.	1,927,527	533,692
China Motor Corp.	282,000	367,822
China Petrochemical Development Corp. (b)	2,224,103	727,098
China Steel Chemical Corp.	189,000	772,342
Chin-Poon Industrial Co., Ltd.	328,000	349,588
Chipbond Technology Corp.	665,000	1,490,743
ChipMOS Techinologies, Inc.	302,875	346,048
Chong Hong Construction Co., Ltd.	280,275	760,128
Chunghwa Precision Test Tech Co., Ltd.	11,000	377,956
Cleanaway Co., Ltd.	29,000	150,916
Clevo Co.	562,265	690,241
CMC Magnetics Corp. (a)	910,303	290,609
Compeq Manufacturing Co., Ltd.	911,000	1,370,587
Concraft Holding Co., Ltd.	30,358	177,731
Coretronic Corp.	483,652	625,196
CSBC Corp. Taiwan (a)	223,082	199,812
CTCI Corp.	712,000	904,934
Cub Elecparts, Inc.	57,797	481,047
CyberTAN Technology, Inc.	568,210	346,874
Darfon Electronics Corp.	140,000	205,724
Darwin Precisions Corp.	424,576	214,575
D-Link Corp. (a)	1,054,054	467,656
Dynapack International Technology Corp.	189,000	383,964
E Ink Holdings, Inc.	760,000	792,274
Egis Technology, Inc.	49,000	386,580
Elan Microelectronics Corp.	335,029	1,019,270
Elite Advanced Laser Corp.	100,600	226,524
Elite Material Co., Ltd.	274,782	1,255,801
Elite Semiconductor Memory Technology, Inc.	328,674	426,508
eMemory Technology, Inc.	64,000	761,117
Ennoconn Corp.	40,371	332,643
Episil-Precision, Inc.	40,000	70,454
Epistar Corp. (b)	879,572	949,200
Eternal Materials Co., Ltd.	1,183,805	1,050,446
Evergreen Marine Corp. Taiwan, Ltd. (a)	1,443,437	597,078

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Everlight Chemical Industrial Corp.	591,304	$307,714
Everlight Electronics Co., Ltd.	674,503	781,899
Excelliance Mos Corp.	8,000	31,891
Excelsior Medical Co., Ltd.	184,403	331,565
Far Eastern Department Stores, Ltd.	915,490	795,560
Far Eastern International Bank	3,773,584	1,504,298
Faraday Technology Corp.	297,385	558,521
Farglory Land Development Co., Ltd.	246,464	331,337
Feng Hsin Steel Co., Ltd.	493,270	883,631
Firich Enterprises Co., Ltd.	218,575	270,147
FLEXium Interconnect, Inc.	296,099	1,130,978
FocalTech Systems Co., Ltd.	145,000	115,122
Formosa Taffeta Co., Ltd.	1,023,000	1,167,115
Formosan Rubber Group, Inc.	369,610	232,416
Foxsemicon Integrated Technology, Inc.	72,050	427,825
Fulgent Sun International Holding Co., Ltd.	31,000	138,573
Gamania Digital Entertainment Co., Ltd.	38,000	76,185
Gemtek Technology Corp. (a)	477,234	410,736
General Interface Solution Holding, Ltd.	20,000	75,391
Genius Electronic Optical Co., Ltd.	71,391	1,397,956
Getac Technology Corp.	257,000	400,370
Gigabyte Technology Co., Ltd.	504,000	835,601
Gigastorage Corp. (a)	261,809	111,354
Ginko International Co., Ltd.	39,000	275,811
Global PMX Co., Ltd.	13,000	75,241
Global Unichip Corp.	91,669	736,973
Gloria Material Technology Corp.	480,909	299,194
Gold Circuit Electronics, Ltd. (a)	113,000	62,763
Goldsun Building Materials Co., Ltd.	1,808,041	868,526
Gourmet Master Co., Ltd.	88,644	365,198
Grand Pacific Petrochemical (a)	915,000	567,735
Grape King Bio, Ltd.	117,000	761,083
Great Wall Enterprise Co., Ltd.	1,037,615	1,510,888
Hannstar Board Corp.	215,911	316,192
HannStar Display Corp.	2,411,599	650,827
HannsTouch Solution, Inc. (a)	727,498	330,052
Highwealth Construction Corp.	801,730	1,238,286
Himax Technologies, Inc. ADR (a)(b)	110,841	294,837
HLJ Technology Co., Ltd. (a)	43,419	132,544
Ho Tung Chemical Corp.	1,375,351	327,126
Holtek Semiconductor, Inc.	72,000	165,007
Holy Stone Enterprise Co., Ltd.	110,000	425,660
Hota Industrial Manufacturing Co., Ltd.	182,680	700,811
Hsin Kuang Steel Co., Ltd.	154,000	161,824
HTC Corp.	592,000	759,329
Hu Lane Associate, Inc.	13,000	38,856
Security Description	Shares	Value
Huaku Development Co., Ltd.	331,260	$1,023,274
Huang Hsiang Construction Corp.	324,484	432,977
Hung Sheng Construction, Ltd.	90,400	77,954
Ibase Technology, Inc.	377,817	553,927
Ichia Technologies, Inc.	382,000	210,898
International CSRC Investment Holdings Co.	883,767	925,719
International Games System Co., Ltd.	22,000	286,219
Iron Force Industrial Co., Ltd.	75,000	298,979
ITE Technology, Inc.	393,992	580,270
ITEQ Corp.	114,000	484,872
Jess-Link Products Co., Ltd.	213,230	234,377
Jih Sun Financial Holdings Co., Ltd.	2,069,949	673,250
KEE TAI Properties Co., Ltd.	1,062,076	457,043
Kenda Rubber Industrial Co., Ltd.	725,247	740,320
Kerry TJ Logistics Co., Ltd.	247,000	322,994
King Slide Works Co., Ltd.	68,000	821,163
King Yuan Electronics Co., Ltd.	1,211,656	1,517,753
King's Town Bank Co., Ltd.	1,217,000	1,360,026
Kinpo Electronics	1,652,371	708,309
Kinsus Interconnect Technology Corp.	283,030	489,073
Kuoyang Construction Co., Ltd.	1,064,138	594,600
Lien Hwa Industrial Holdings Corp.	940,780	1,159,616
Lingsen Precision Industries, Ltd. (a)	880,694	305,542
Lite-On Semiconductor Corp.	26,000	34,303
Long Chen Paper Co., Ltd.	688,191	345,507
Longwell Co.	232,000	539,427
Lotes Co., Ltd.	87,418	940,465
Lotus Pharmaceutical Co., Ltd. (a)	34,000	130,433
Lumax International Corp., Ltd.	194,322	519,886
Lung Yen Life Service Corp.	208,000	441,992
Machvision, Inc.	23,000	276,595
Macroblock, Inc.	9,000	34,076
Macronix International	884,000	1,097,001
Makalot Industrial Co., Ltd.	177,973	935,075
Medigen Biotechnology Corp. (a)	98,000	203,016
Mercuries & Associates Holding, Ltd. (a)	549,096	396,568
Merida Industry Co., Ltd.	220,000	1,295,326
Merry Electronics Co., Ltd.	147,464	823,972
Microbio Co., Ltd. (a)	571,723	270,823
Mirle Automation Corp.	318,331	421,581
Mitac Holdings Corp.	1,040,879	1,006,955
Motech Industries, Inc. (a)	478,728	130,154
Nan Kang Rubber Tire Co., Ltd.	875,204	1,410,160
Nan Liu Enterprise Co., Ltd.	7,000	32,108
Nan Ya Printed Circuit Board Corp.	81,000	124,160
Nantex Industry Co., Ltd.	696,504	699,362
Nichidenbo Corp.	90,000	159,422
OBI Pharma, Inc. (a)	116,797	514,301
OptoTech Corp.	279,900	240,432

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Orient Semiconductor Electronics, Ltd. (a)	381,704	$189,088
Oriental Union Chemical Corp.	757,500	530,657
Pan Jit International, Inc.	230,000	212,530
Pan-International Industrial Corp.	541,539	420,918
Panion & BF Biotech, Inc.	51,000	145,972
Parade Technologies, Ltd.	71,000	1,456,617
PChome Online, Inc. (a)	93,670	295,912
PharmaEngine, Inc.	114,197	260,950
PharmaEssentia Corp. (a)	111,000	407,312
Pharmally International Holding Co., Ltd.	38,461	278,415
Phihong Technology Co., Ltd. (a)	89,000	30,283
Phison Electronics Corp.	102,000	1,158,588
Phytohealth Corp. (a)	500,511	300,537
Pixart Imaging, Inc.	116,060	573,002
Polaris Group/Tw (a)	61,749	38,726
Posiflex Technology, Inc.	13,000	45,752
Powertech Technology, Inc.	294,000	978,790
Poya International Co., Ltd.	46,300	651,014
President Securities Corp.	1,444,943	696,515
Primax Electronics, Ltd.	437,000	924,235
Prince Housing & Development Corp.	1,622,996	609,090
Promate Electronic Co., Ltd.	389,000	452,235
Prosperity Dielectrics Co., Ltd.	76,000	180,258
Qisda Corp.	1,539,641	1,093,984
Radiant Opto-Electronics Corp.	445,331	1,782,691
Radium Life Tech Co., Ltd.	1,020,406	396,562
Rexon Industrial Corp., Ltd.	122,000	290,583
RichWave Technology Corp.	12,000	68,052
Ritek Corp. (a)	1,234,644	293,247
Roo Hsing Co., Ltd. (a)	79,000	31,624
Ruentex Development Co., Ltd. (a)	511,800	771,704
Ruentex Industries, Ltd. (a)	336,000	823,832
Samebest Co., Ltd.	6,300	22,697
Sampo Corp.	747,221	502,269
Sanyang Motor Co., Ltd.	876,945	623,109
ScinoPharm Taiwan, Ltd.	450,500	399,750
SDI Corp.	66,000	142,890
Sercomm Corp.	251,000	650,589
Shin Zu Shing Co., Ltd.	82,000	352,871
Shinkong Insurance Co., Ltd.	429,841	553,486
Shinkong Synthetic Fibers Corp.	2,243,796	901,950
ShunSin Technology Holding, Ltd.	5,000	27,021
Shuttle, Inc. (a)	73,000	29,709
Sigurd Microelectronics Corp.	826,744	1,023,191
Silicon Integrated Systems Corp. (a)	1,026,299	312,577
Silicon Motion Technology Corp. ADR	11,052	560,447
Simplo Technology Co., Ltd.	179,277	1,812,087
Sinbon Electronics Co., Ltd.	331,444	1,371,020
Sinmag Equipment Corp.	81,271	315,845
Sino-American Silicon Products, Inc.	450,058	1,492,336
Security Description	Shares	Value
Sinon Corp.	908,662	$575,927
Sinphar Pharmaceutical Co., Ltd.	463,879	300,205
Sinyi Realty, Inc.	707,828	739,067
Sirtec International Co., Ltd.	38,000	39,233
Sitronix Technology Corp.	80,000	447,009
Soft-World International Corp.	113,848	315,981
Sporton International, Inc.	12,000	85,265
St Shine Optical Co., Ltd.	37,000	560,980
Standard Foods Corp.	254,000	589,732
Sunny Friend Environmental Technology Co., Ltd.	24,000	187,344
Sunonwealth Electric Machine Industry Co., Ltd.	44,000	69,500
Superalloy Industrial Co., Ltd.	132,676	257,500
Swancor Holding Co., Ltd.	26,000	72,769
Symtek Automation Asia Co., Ltd.	23,000	59,462
Systex Corp.	317,000	798,395
TA Chen Stainless Pipe	624,493	667,679
TA-I Technology Co., Ltd.	54,000	95,473
Taichung Commercial Bank Co., Ltd.	3,184,657	1,274,840
TaiDoc Technology Corp.	7,000	30,473
Taiflex Scientific Co., Ltd.	346,699	555,144
TaiMed Biologics, Inc. (a)	121,000	400,010
Taimide Tech, Inc.	32,550	57,549
Tainan Spinning Co., Ltd.	1,745,105	611,255
Taisun Enterprise Co., Ltd.	796,549	587,241
Taiwan Cogeneration Corp.	765,469	763,503
Taiwan Fertilizer Co., Ltd.	629,000	1,039,695
Taiwan Glass Industry Corp.	1,034,000	393,221
Taiwan Hon Chuan Enterprise Co., Ltd.	436,218	902,209
Taiwan Land Development Corp. (a)	975,781	292,308
Taiwan Paiho, Ltd.	197,000	553,995
Taiwan PCB Techvest Co., Ltd.	38,000	46,332
Taiwan Secom Co., Ltd.	339,961	1,007,057
Taiwan Semiconductor Co., Ltd.	147,000	262,842
Taiwan Shin Kong Security Co., Ltd.	47,000	58,482
Taiwan Surface Mounting Technology Corp.	335,308	1,308,705
Taiwan Union Technology Corp.	220,000	1,086,166
Taiyen Biotech Co., Ltd.	412,979	447,737
Tatung Co., Ltd. (a)	703,000	492,478
TBI Motion Technology Co., Ltd.	67,000	115,999
TCI Co., Ltd.	71,545	680,199
Teco Electric and Machinery Co., Ltd.	1,682,000	1,470,074
Test Rite International Co., Ltd.	546,896	386,770
Thye Ming Industrial Co., Ltd.	318,218	344,470
Ton Yi Industrial Corp.	795,000	308,962
Tong Hsing Electronic Industries, Ltd.	151,327	790,028
Tong Yang Industry Co., Ltd.	444,872	692,307
Topco Scientific Co., Ltd.	323,299	1,137,807
Topkey Corp.	50,000	232,678

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Toung Loong Textile Manufacturing	26,000	$35,300
TPK Holding Co., Ltd. (a)	249,000	471,802
Transcend Information, Inc.	222,484	578,160
Tripod Technology Corp.	459,353	1,923,101
TSEC Corp. (a)	101,318	25,687
TSRC Corp.	741,028	595,749
TTY Biopharm Co., Ltd.	238,436	655,407
Tung Ho Steel Enterprise Corp.	738,258	566,432
TXC Corp.	410,080	647,056
U-Ming Marine Transport Corp.	477,000	534,650
Unimicron Technology Corp. (b)	1,125,000	1,576,208
Unitech Printed Circuit Board Corp.	181,240	203,447
United Integrated Services Co., Ltd.	35,000	228,842
United Renewable Energy Co., Ltd. (a)	2,303,832	588,696
Unity Opto Technology Co., Ltd. (a)	785,307	190,190
Universal Cement Corp.	49,000	32,038
Unizyx Holding Corp. (a)(b)	576,694	388,605
UPC Technology Corp.	1,093,632	404,954
USI Corp.	1,127,590	520,970
Visual Photonics Epitaxy Co., Ltd.	203,371	800,540
Voltronic Power Technology Corp.	44,100	1,051,856
Wafer Works Corp. (b)	465,418	564,364
Walsin Lihwa Corp.	884,000	454,135
Wan Hai Lines, Ltd.	1,144,320	706,205
Waterland Financial Holdings Co., Ltd.	2,448,951	919,061
Wei Chuan Foods Corp.	666,899	557,288
Wistron NeWeb Corp.	298,249	751,169
WT Microelectronics Co., Ltd.	452,090	634,920
WUS Printed Circuit Co., Ltd.	358,875	419,607
XinTec, Inc. (a)	88,000	236,315
Xxentria Technology Materials Corp.	88,000	193,161
Yang Ming Marine Transport Corp. (a)	687,970	165,469
Yeong Guan Energy Technology Group Co., Ltd. (a)	102,000	210,962
YFY, Inc.	1,914,941	859,191
Yieh Phui Enterprise Co., Ltd.	1,407,846	434,419
Young Optics, Inc.	67,000	186,850
Yulon Finance Corp.	257,800	984,692
Yulon Motor Co., Ltd.	424,000	276,519
Zenitron Corp.	461,348	324,730
Zinwell Corp.	574,674	391,078
		165,342,181
THAILAND — 3.6%
AEON Thana Sinsap Thailand PCL NVDR	29,500	188,107
Ananda Development PCL NVDR	1,223,800	107,044
Bangkok Airways PCL NVDR (b)	497,300	115,386
Security Description	Shares	Value
Bangkok Chain Hospital PCL NVDR	742,400	$423,821
Bangkok Land PCL NVDR	16,620,400	737,975
Bangkok Life Assurance PCL NVDR	207,600	143,465
Beauty Community PCL (b)	2,422,475	135,868
BEC World PCL NVDR (a)	1,178,700	232,169
Central Plaza Hotel PCL NVDR	898,002	749,490
Chularat Hospital PCL NVDR	8,478,700	730,294
CK Power PCL NVDR	891,300	147,589
Com7 PCL Class F	133,900	118,461
Do Day Dream PCL NVDR	107,100	86,170
Dynasty Ceramic PCL NVDR	4,355,820	274,840
Erawan Group PCL NVDR (b)	815,100	161,911
Esso Thailand PCL NVDR	1,598,467	461,603
Frasers Property Thailand Industrial Freehold & Leasehold REIT	253,708	132,979
GFPT PCL	334,100	137,193
Group Lease PCL NVDR (a)	310,200	43,909
Gunkul Engineering PCL NVDR	5,775,704	574,606
Hana Microelectronics PCL NVDR	378,600	436,062
Ichitan Group PCL NVDR (b)	476,363	80,312
IMPACT Growth Real Estate Investment Trust	337,400	271,463
Inter Far East Energy Corp. NVDR (a)	283,900	3,317
International Engineering PCL (a)(e)	63,855,934	—
Jasmine International PCL NVDR (b)	3,166,225	528,519
JMT Network Services PCL NVDR	502,800	335,718
KCE Electronics PCL NVDR	794,653	649,969
Kiatnakin Bank PCL NVDR	139,600	307,594
LPN Development PCL NVDR	994,000	145,348
Major Cineplex Group PCL NVDR	838,200	706,574
MBK PCL NVDR	284,400	201,286
MC Group PCL NVDR	254,600	62,473
Mega Lifesciences PCL	182,800	158,671
Noble Development PCL	69,400	37,997
Origin Property PCL NVDR	805,350	188,205
Plan B Media Pcl NVDR	456,400	115,800
Precious Shipping PCL (a)	675,400	171,366
Pruksa Holding PCL NVDR	1,481,531	732,017
PTG Energy PCL NVDR	873,700	469,610
Ratchthani Leasing PCL NVDR	756,025	146,391
Siamgas & Petrochemicals PCL NVDR	479,000	155,116
Singha Estate PCL NVDR	1,839,200	159,643
Sino-Thai Engineering & Construction PCL NVDR	1,416,300	671,417
SPCG PCL NVDR	170,400	111,500
Sri Trang Agro-Industry PCL NVDR	1,114,380	372,034

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Star Petroleum Refining PCL	610,400	$218,046
Supalai PCL NVDR	1,179,800	705,034
Super Energy Corp. PCL NVDR	3,216,300	60,130
SVI PCL	438,240	52,670
Taokaenoi Food & Marketing PCL	385,400	135,098
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	2,048,900	1,388,563
Thai Airways International PCL NVDR (a)(b)	978,700	223,815
Thai Vegetable Oil PCL NVDR	515,100	472,904
Thaicom PCL NVDR (a)(b)	214,906	27,694
Thanachart Capital PCL NVDR	316,900	566,011
Thonburi Healthcare Group PCL NVDR	110,800	98,949
Thoresen Thai Agencies PCL	3,499,106	518,667
Tipco Asphalt PCL NVDR	1,057,400	748,383
TPI Polene PCL	1,100,600	51,441
TPI Polene Power PCL NVDR	4,917,900	722,406
TTW PCL NVDR	455,400	209,807
Vibhavadi Medical Center PCL NVDR (b)	2,770,200	165,544
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	220,500	128,088
Workpoint Entertainment PCL NVDR	179,600	83,943
		19,498,475
TURKEY — 2.0%
Aksa Akrilik Kimya Sanayii A/S	110,619	254,660
Aygaz A/S	138,903	299,700
Bera Holding A/S (a)	222,523	143,961
Coca-Cola Icecek A/S	47,036	305,880
Dogan Sirketler Grubu Holding A/S	254,550	78,705
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	1,209,676	296,778
Enerjisa Enerji AS (c)	258,565	321,088
Is Gayrimenkul Yatirim Ortakligi A/S REIT (a)	1,363,048	403,120
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (b)	1,058,344	473,062
Koza Altin Isletmeleri A/S (a)	62,490	777,581
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	204,118	344,027
Mavi Giyim Sanayi Ve Ticaret AS Class B (a)(c)	39,470	384,022
Migros Ticaret A/S (a)(b)	137,081	557,907
MLP Saglik Hizmetleri AS (a)(c)	133,775	359,671
Pegasus Hava Tasimaciligi A/S (a)(b)	41,384	600,836
Petkim Petrokimya Holding A/S (a)(b)	742,488	475,362
Sasa Polyester Sanayi A/S	141,971	184,412
Soda Sanayii A/S	238,989	248,186
Sok Marketler Ticaret AS (a)	196,361	355,040
Security Description	Shares	Value
TAV Havalimanlari Holding A/S	128,295	$629,079
Tekfen Holding A/S	189,443	615,029
Tofas Turk Otomobil Fabrikasi A/S	78,997	356,555
Trakya Cam Sanayii A/S	262,561	154,422
Turk Traktor ve Ziraat Makineleri A/S (a)	26,374	245,525
Turkiye Halk Bankasi A/S (a)	375,193	372,608
Turkiye Sinai Kalkinma Bankasi A/S (a)	1,140,274	231,849
Turkiye Vakiflar Bankasi TAO Class D (a)(b)	656,278	607,644
Ulker Biskuvi Sanayi A/S (a)	119,113	447,549
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S (a)	36,152	44,590
Yazicilar Holding A/S Class A	105,008	310,383
		10,879,231
UNITED ARAB EMIRATES — 0.5%
Air Arabia PJSC (a)	1,885,942	826,638
Al Waha Capital PJSC	1,130,672	307,821
Arabtec Holding PJSC	794,562	279,048
DAMAC Properties Dubai Co. PJSC (a)	326,711	66,087
Dana Gas PJSC	1,664,972	434,697
Dubai Investments PJSC	258,450	91,470
DXB Entertainments PJSC (a)	2,996,361	145,203
Eshraq Properties Co. PJSC (a)	1,798,463	158,149
Orascom Construction PLC	7,657	47,449
RAK Properties PJSC (a)	2,836,438	335,911
		2,692,473
UNITED STATES — 0.2%
Bizlink Holding, Inc.	86,764	652,677
Ideanomics, Inc. (a)(b)	40,770	34,887
Titan Cement International SA (a)	21,180	450,765
		1,138,329
TOTAL COMMON STOCKS (Cost $595,833,025)		542,761,208

RIGHTS — 0.0% (d)
CHINA — 0.0% (d)
Beijing Capital Land, Ltd. (expiring 1/15/20) (a) (b)	650,200	22,948
THAILAND — 0.0% (d)
Frasers Property Thailand Industrial Freehold & Leasehold REIT, (expiring 1/21/20) (a)	21,438	1,002
TOTAL RIGHTS (Cost $0)		23,950

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0% (d)
MALAYSIA — 0.0% (d)
Serba Dinamik Holdings Bhd, (expiring 12/31/99) (a) (Cost: $0)	127,260	$13,689
SHORT-TERM INVESTMENT — 1.7%
State Street Navigator Securities Lending Portfolio II (f) (g) (Cost $9,287,102)	9,287,102	9,287,102
TOTAL INVESTMENTS — 101.4% (Cost $605,120,127)		552,085,949
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(7,660,513)
NET ASSETS — 100.0%		$544,425,436
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $447,067, representing 0.10% of the Fund's net assets.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$539,757,813	$2,556,328	$447,067	$542,761,208
Rights	22,948	1,002	—	23,950
Warrants	13,689	—	—	13,689
Short-Term Investment	9,287,102	—	—	9,287,102
TOTAL INVESTMENTS	$549,081,552	$2,557,330	$447,067	$552,085,949
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,090,741	$3,091,050	$11,321,974	$14,412,872	$(152)	$—	—	$—	$10,292
State Street Navigator Securities Lending Portfolio II	—	—	15,125,742	5,838,640	—	—	9,287,102	9,287,102	84,773
State Street Navigator Securities Lending Portfolio III	9,464,642	9,464,642	2,838,930	12,303,572	—	—	—	—	58,387
Total		$12,555,692	$29,286,646	$32,555,084	$(152)	$—		$9,287,102	$153,452
See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 4.3%
BWP Trust REIT	832,172	$2,293,104
Charter Hall Retail REIT	613,322	1,840,946
Dexus REIT	1,864,594	15,335,384
Goodman Group REIT	2,764,089	25,978,134
GPT Group REIT	3,315,311	13,050,791
Scentre Group REIT	9,183,059	24,723,541
Shopping Centres Australasia Property Group REIT	1,616,996	3,034,902
Vicinity Centres REIT	5,529,672	9,678,838
		95,935,640
AUSTRIA — 0.2%
CA Immobilien Anlagen AG	125,821	5,289,214
BELGIUM — 0.5%
Cofinimmo SA REIT	42,257	6,213,783
Warehouses De Pauw CVA REIT	31,802	5,790,172
		12,003,955
BRAZIL — 0.5%
BR Malls Participacoes SA	1,501,821	6,742,458
Multiplan Empreendimentos Imobiliarios SA	466,800	3,840,973
		10,583,431
CANADA — 1.4%
Allied Properties Real Estate Investment Trust	103,608	4,160,300
Artis Real Estate Investment Trust	116,257	1,066,866
Boardwalk Real Estate Investment Trust	40,064	1,419,039
Canadian Apartment Properties REIT	142,791	5,837,170
Dream Office Real Estate Investment Trust	48,912	1,174,190
First Capital Real Estate Investment Trust	184,950	2,948,075
Granite Real Estate Investment Trust	45,588	2,319,565
H&R Real Estate Investment Trust	241,154	3,923,925
RioCan Real Estate Investment Trust	268,908	5,549,241
SmartCentres Real Estate Investment Trust	120,946	2,910,912
		31,309,283
FRANCE — 3.5%
Covivio REIT	76,476	8,687,440
Gecina SA REIT	94,364	16,905,398
Klepierre SA REIT	359,730	13,668,520
Unibail-Rodamco-Westfield	1,246,104	9,801,869
Unibail-Rodamco-Westfield REIT	174,540	27,556,297
		76,619,524
Security Description	Shares	Value
GERMANY — 2.9%
alstria office REIT-AG	271,462	$5,103,992
Aroundtown SA	1,537,032	13,774,936
Deutsche EuroShop AG	86,117	2,553,923
Deutsche Wohnen SE	618,980	25,304,789
Grand City Properties SA	174,941	4,198,416
LEG Immobilien AG	118,000	13,980,619
		64,916,675
HONG KONG — 3.3%
Hang Lung Properties, Ltd.	3,251,018	7,134,733
Hongkong Land Holdings, Ltd.	2,008,100	11,546,575
Hysan Development Co., Ltd.	1,060,731	4,158,902
Link REIT	3,608,182	38,203,626
Wharf Real Estate Investment Co., Ltd.	1,985,000	12,113,600
		73,157,436
JAPAN — 13.4%
Activia Properties, Inc. REIT	1,207	6,041,942
Advance Residence Investment Corp. REIT	2,377	7,524,159
Aeon Mall Co., Ltd.	176,200	3,142,173
AEON REIT Investment Corp.	2,578	3,527,477
Comforia Residential REIT, Inc.	1,004	3,178,063
Daiwa House REIT Investment Corp.	3,214	8,387,305
Daiwa Office Investment Corp. REIT	525	4,028,986
Frontier Real Estate Investment Corp. REIT	840	3,528,502
Fukuoka REIT Corp.	1,246	2,121,095
Global One Real Estate Investment Corp. REIT	1,655	2,141,182
GLP J-REIT	6,596	8,187,719
Hoshino Resorts REIT, Inc.	382	1,971,953
Hulic Co., Ltd.	858,100	10,391,163
Hulic Reit, Inc.	2,009	3,645,501
Industrial & Infrastructure Fund Investment Corp. REIT	3,087	4,706,841
Invesco Office J-Reit, Inc.	15,313	3,167,575
Invincible Investment Corp. REIT (a)	10,492	5,976,120
Japan Excellent, Inc. REIT	2,135	3,453,720
Japan Hotel REIT Investment Corp. (a)	7,678	5,736,863
Japan Logistics Fund, Inc. REIT	1,557	3,970,046
Japan Prime Realty Investment Corp. REIT	1,588	6,962,797
Japan Real Estate Investment Corp. REIT	2,383	15,787,992
Japan Rental Housing Investments, Inc. REIT	2,822	2,760,328
Japan Retail Fund Investment Corp. REIT	4,505	9,671,189
Kenedix Office Investment Corp. REIT	738	5,690,766

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Kenedix Residential Next Investment Corp. REIT	1,561	$2,938,860
Kenedix Retail REIT Corp.	922	2,345,829
LaSalle Logiport REIT	2,345	3,480,548
Leopalace21 Corp. (a)(b)	433,600	1,416,407
MCUBS MidCity Investment Corp. REIT (a)	3,058	3,320,396
Mirai Corp. REIT	2,722	1,527,877
Mitsui Fudosan Co., Ltd.	1,685,100	41,431,674
Mitsui Fudosan Logistics Park, Inc. REIT	580	2,575,109
Mori Hills REIT Investment Corp.	2,743	4,555,891
Mori Trust Sogo Reit, Inc.	1,658	2,971,966
Nippon Accommodations Fund, Inc. REIT	835	5,270,853
Nippon Building Fund, Inc. REIT	2,430	17,776,398
Nippon Prologis REIT, Inc.	4,042	10,280,274
NIPPON REIT Investment Corp.	774	3,404,389
Nomura Real Estate Master Fund, Inc. REIT	7,824	13,362,175
Orix JREIT, Inc.	4,749	10,282,399
Premier Investment Corp. REIT	2,266	3,202,738
Sekisui House Reit, Inc.	7,011	5,896,530
Tokyu Fudosan Holdings Corp.	1,040,500	7,228,686
Tokyu REIT, Inc.	1,599	3,029,529
United Urban Investment Corp. REIT	5,365	10,051,199
Unizo Holdings Co., Ltd.	58,900	2,774,953
		294,826,137
MALTA — 0.0% (c)
BGP Holdings PLC (d)	1,313,937	—
MEXICO — 0.4%
Fibra Uno Administracion SA de CV REIT	5,150,384	7,988,495
NETHERLANDS — 0.2%
Eurocommercial Properties NV REIT	70,795	1,986,684
Wereldhave NV REIT (a)	69,298	1,565,074
		3,551,758
PHILIPPINES — 0.7%
SM Prime Holdings, Inc.	19,381,200	16,111,137
ROMANIA — 0.3%
NEPI Rockcastle PLC	818,104	7,244,668
SINGAPORE — 3.3%
Ascendas Real Estate Investment Trust	5,157,123	11,390,812
CapitaLand Commercial Trust REIT	4,912,308	7,269,916
CapitaLand Mall Trust REIT	4,887,704	8,941,919
CapitaLand, Ltd.	4,334,251	12,087,488
Frasers Logistics & Industrial Trust REIT	2,679,600	2,471,055
Security Description	Shares	Value
Keppel REIT	3,311,912	$3,054,156
Mapletree Commercial Trust REIT	3,698,331	6,573,466
Mapletree Industrial Trust REIT	2,613,100	5,052,661
Mapletree Logistics Trust REIT	5,161,816	6,679,478
Mapletree North Asia Commercial Trust REIT	3,682,900	3,177,157
Suntec Real Estate Investment Trust	4,000,595	5,474,358
		72,172,466
SOUTH AFRICA — 0.7%
Growthpoint Properties, Ltd. REIT	5,112,457	8,083,557
Hyprop Investments, Ltd. REIT	440,344	1,765,029
Redefine Properties, Ltd. REIT	9,370,762	5,066,182
		14,914,768
SPAIN — 0.7%
Inmobiliaria Colonial Socimi SA REIT	419,694	5,351,767
Merlin Properties Socimi SA REIT	630,537	9,052,474
		14,404,241
SWEDEN — 1.2%
Castellum AB	441,916	10,385,749
Fabege AB	472,446	7,858,076
Hemfosa Fastigheter AB (a)	291,655	3,779,250
Kungsleden AB	308,180	3,239,478
		25,262,553
SWITZERLAND — 1.1%
PSP Swiss Property AG	71,037	9,800,737
Swiss Prime Site AG (b)	130,688	15,101,964
		24,902,701
THAILAND — 0.2%
Central Pattana PCL NVDR	2,316,900	4,814,990
UNITED KINGDOM — 4.7%
British Land Co. PLC REIT	1,620,262	13,711,480
Capital & Counties Properties PLC	1,470,076	5,096,566
Derwent London PLC REIT	181,157	9,623,513
Grainger PLC	1,055,888	4,381,005
Great Portland Estates PLC REIT	436,855	4,977,026
Hammerson PLC REIT	1,325,501	5,420,644
Intu Properties PLC REIT (b)	1,569,692	707,013
Land Securities Group PLC REIT	1,292,796	16,955,061
Segro PLC REIT	1,887,104	22,429,483
Shaftesbury PLC REIT	380,724	4,766,244
Tritax Big Box REIT PLC	2,937,359	5,790,207
UNITE Group PLC REIT	625,565	10,441,843
		104,300,085
UNITED STATES — 56.0%
Acadia Realty Trust REIT	149,070	3,865,385

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
American Assets Trust, Inc. REIT	82,528	$3,788,035
American Campus Communities, Inc. REIT	236,441	11,119,820
American Homes 4 Rent Class A, REIT	438,599	11,495,680
Americold Realty Trust REIT	330,004	11,569,940
Apartment Investment & Management Co. Class A, REIT	256,151	13,230,199
Apple Hospitality REIT, Inc.	362,107	5,884,239
Ashford Hospitality Trust, Inc. REIT	153,122	427,210
AvalonBay Communities, Inc. REIT	240,790	50,493,663
Boston Properties, Inc. REIT	247,991	34,188,039
Brandywine Realty Trust REIT	303,201	4,775,416
Brixmor Property Group, Inc. REIT	512,529	11,075,752
Camden Property Trust REIT	167,023	17,721,140
CBL & Associates Properties, Inc. REIT (a)	317,696	333,581
Chatham Lodging Trust REIT	82,937	1,521,065
Columbia Property Trust, Inc. REIT	201,195	4,206,987
CorePoint Lodging, Inc. REIT	70,493	752,865
Corporate Office Properties Trust REIT	192,838	5,665,580
Cousins Properties, Inc. REIT	252,522	10,403,906
CubeSmart REIT	333,104	10,486,114
DiamondRock Hospitality Co. REIT	344,487	3,816,916
Digital Realty Trust, Inc. REIT (a)	359,896	43,093,947
Diversified Healthcare Trust REIT	409,382	3,455,184
Douglas Emmett, Inc. REIT	283,596	12,449,864
Duke Realty Corp. REIT	634,084	21,983,692
Easterly Government Properties, Inc. REIT	128,704	3,054,146
EastGroup Properties, Inc. REIT	66,311	8,797,480
Empire State Realty Trust, Inc. Class A, REIT	256,992	3,587,608
Equity Commonwealth REIT	209,843	6,889,146
Equity LifeStyle Properties, Inc. REIT	314,066	22,107,106
Equity Residential REIT	601,842	48,701,055
Essex Property Trust, Inc. REIT	113,939	34,279,688
Extra Space Storage, Inc. REIT	223,348	23,590,016
Federal Realty Investment Trust REIT	120,900	15,563,457
First Industrial Realty Trust, Inc. REIT	218,409	9,066,158
Franklin Street Properties Corp. REIT	187,859	1,608,073
Front Yard Residential Corp. REIT	85,852	1,059,414
Security Description	Shares	Value
Healthcare Realty Trust, Inc. REIT	231,075	$7,710,973
Healthpeak Properties, Inc. REIT	853,549	29,421,834
Hersha Hospitality Trust REIT	61,829	899,612
Highwoods Properties, Inc. REIT	178,548	8,732,783
Host Hotels & Resorts, Inc. REIT	1,237,040	22,947,092
Hudson Pacific Properties, Inc. REIT	266,687	10,040,766
Independence Realty Trust, Inc. REIT	158,475	2,231,328
Invitation Homes, Inc. REIT	928,449	27,825,616
JBG SMITH Properties REIT	203,082	8,100,941
Kilroy Realty Corp. REIT	167,827	14,080,685
Kimco Realty Corp. REIT	726,546	15,046,768
Kite Realty Group Trust REIT	144,531	2,822,690
Liberty Property Trust REIT	272,244	16,348,252
Life Storage, Inc. REIT	80,270	8,691,636
LTC Properties, Inc. REIT	68,381	3,061,417
Macerich Co. REIT (a)	189,582	5,103,547
Mack-Cali Realty Corp. REIT	155,783	3,603,261
Mid-America Apartment Communities, Inc. REIT	196,696	25,936,335
National Storage Affiliates Trust REIT	102,123	3,433,375
Office Properties Income Trust REIT	82,976	2,666,849
Paramount Group, Inc. REIT	346,461	4,822,737
Park Hotels & Resorts, Inc. REIT	411,895	10,655,724
Pebblebrook Hotel Trust REIT	224,788	6,026,566
Pennsylvania Real Estate Investment Trust (a)	102,516	546,410
Piedmont Office Realty Trust, Inc. Class A, REIT	216,448	4,813,803
Prologis, Inc. REIT	1,088,901	97,064,635
PS Business Parks, Inc. REIT	34,471	5,683,234
Public Storage REIT	258,968	55,149,825
QTS Realty Trust, Inc. Class A, REIT	99,970	5,425,372
Regency Centers Corp. REIT	289,132	18,241,338
Retail Opportunity Investments Corp. REIT	199,650	3,525,819
Retail Properties of America, Inc. Class A, REIT	367,667	4,926,738
Retail Value, Inc. REIT	26,252	966,074
Rexford Industrial Realty, Inc. REIT	190,910	8,718,860
RLJ Lodging Trust REIT	293,418	5,199,367
RPT Realty REIT	138,309	2,080,167
Ryman Hospitality Properties, Inc. REIT	93,706	8,120,562
Seritage Growth Properties Class A, REIT (a)	57,696	2,312,456
Service Properties Trust REIT	283,225	6,890,864

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Simon Property Group, Inc. REIT	528,904	$78,785,540
SITE Centers Corp. REIT	256,747	3,599,593
SL Green Realty Corp. REIT	140,301	12,890,856
Summit Hotel Properties, Inc. REIT (a)	180,991	2,233,429
Sun Communities, Inc. REIT	159,838	23,991,684
Sunstone Hotel Investors, Inc. REIT	386,899	5,385,634
Tanger Factory Outlet Centers, Inc. REIT (a)	159,900	2,355,327
Taubman Centers, Inc. REIT	105,310	3,274,088
UDR, Inc. REIT	505,427	23,603,441
Universal Health Realty Income Trust REIT	21,772	2,555,162
Urban Edge Properties REIT	198,155	3,800,613
Ventas, Inc. REIT	642,697	37,109,325
Vornado Realty Trust REIT	273,325	18,176,112
Washington Prime Group, Inc. REIT (a)	321,149	1,168,982
Washington Real Estate Investment Trust	138,702	4,047,324
Weingarten Realty Investors REIT	208,179	6,503,512
Welltower, Inc. REIT	699,501	57,205,192
Xenia Hotels & Resorts, Inc. REIT	193,882	4,189,790
		1,236,859,481
TOTAL COMMON STOCKS (Cost $1,974,852,641)		2,197,168,638

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e) (f)	2,989,880	2,990,179
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	14,057,732	$14,057,732
TOTAL SHORT-TERM INVESTMENTS (Cost $17,047,911)		17,047,911
TOTAL INVESTMENTS — 100.2% (Cost $1,991,900,552)		2,214,216,549
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(5,519,674)
NET ASSETS — 100.0%		$2,208,696,875
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,197,168,638	$—	$0(a)	$2,197,168,638
Short-Term Investments	17,047,911	—	—	17,047,911
TOTAL INVESTMENTS	$2,214,216,549	$—	$0	$2,214,216,549
(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2019.
See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,235,062	$3,235,385	$51,636,691	$51,881,434	$(400)	$(63)	2,989,880	$2,990,179	$12,342
State Street Navigator Securities Lending Portfolio II	—	—	32,287,277	18,229,545	—	—	14,057,732	14,057,732	36,367
State Street Navigator Securities Lending Portfolio III	5,956,024	5,956,024	2,937,211	8,893,235	—	—	—	—	15,425
Total		$9,191,409	$86,861,179	$79,004,214	$(400)	$(63)		$17,047,911	$64,134
See accompanying notes to schedule of investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.